UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Variable Trust

Target Beta Funds
Sector Funds
AdvisorOne Funds
Alternative Strategy Funds
All-Asset Funds
DWA Funds

JUNE 30, 2010
RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
TARGET BETA FUNDS

BROAD MARKET FUNDS
NOVA FUND
INVERSE S&P 500 STRATEGY FUND
NASDAQ-100® FUND
INVERSE NASDAQ-100® STRATEGY FUND
S&P 500 2x STRATEGY FUND
NASDAQ-100® 2x STRATEGY FUND
MID-CAP 1.5x STRATEGY FUND
INVERSE MID-CAP STRATEGY FUND
RUSSELL 2000® 2x STRATEGY FUND
RUSSELL 2000® 1.5x STRATEGY FUND
INVERSE RUSSELL 2000® STRATEGY FUND
DOW 2x STRATEGY FUND
INVERSE DOW 2x STRATEGY FUND

PURE STYLE FUNDS
S&P 500 PURE GROWTH FUND
S&P 500 PURE VALUE FUND
S&P MIDCAP 400 PURE GROWTH FUND
S&P MIDCAP 400 PURE VALUE FUND
S&P SMALLCAP 600 PURE GROWTH FUND
S&P SMALLCAP 600 PURE VALUE FUND

INTERNATIONAL EQUITY FUNDS
EUROPE 1.25x STRATEGY FUND
JAPAN 2x STRATEGY FUND

CURRENCY FUNDS
STRENGTHENING DOLLAR 2x STRATEGY FUND
WEAKENING DOLLAR 2x STRATEGY FUND
SECTOR FUND
REAL ESTATE FUND

FIXED INCOME FUNDS
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

NOVA FUND	8

INVERSE S&P 500 STRATEGY FUND	18

NASDAQ-100® FUND	23

INVERSE NASDAQ-100® STRATEGY FUND	29

S&P 500 2x STRATEGY FUND	34

NASDAQ-100® 2x STRATEGY FUND	44

MID-CAP 1.5x STRATEGY FUND	50

INVERSE MID-CAP STRATEGY FUND	59

RUSSELL 2000® 2x STRATEGY FUND	64

RUSSELL 2000® 1.5x STRATEGY FUND	88

INVERSE RUSSELL 2000® STRATEGY FUND	113

DOW 2x STRATEGY FUND	118

INVERSE DOW 2x STRATEGY FUND	123

S&P 500 PURE GROWTH FUND	128

S&P 500 PURE VALUE FUND	134

S&P MIDCAP 400 PURE GROWTH FUND	140

S&P MIDCAP 400 PURE VALUE FUND	146

S&P SMALLCAP 600 PURE GROWTH FUND	152

S&P SMALLCAP 600 PURE VALUE FUND	158

EUROPE 1.25x STRATEGY FUND	164

JAPAN 2x STRATEGY FUND	170

STRENGTHENING DOLLAR 2x STRATEGY FUND	175

WEAKENING DOLLAR 2x STRATEGY FUND	180

REAL ESTATE FUND	185

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	191

INVERSE GOVERNMENT LONG BOND STRATEGY FUND	196

U.S. GOVERNMENT MONEY MARKET FUND	201

NOTES TO FINANCIAL STATEMENTS	206

OTHER INFORMATION	217

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	219
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
2	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,
Michael Byrum
President & Chief Investment Officer
*Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

June 30, 2010

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return.
This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return.
This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

June 30, 2010

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	Ratio[1]	Return		December 31, 2009	June 30, 2010	Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.52%	(11.09%	)	$1,000.00	$889.15	$7.12
Inverse S&P 500 Strategy Fund	1.67%	4.49%		1,000.00	1,044.87	8.47
NASDAQ-100® Fund	1.56%	(6.70%	)	1,000.00	932.96	7.48
Inverse NASDAQ-100® Strategy Fund	1.71%	3.00%		1,000.00	1,030.00	8.61
S&P 500 2x Strategy Fund	1.67%	(15.21%	)	1,000.00	847.85	7.65
NASDAQ-100® 2x Strategy Fund	1.71%	(14.33%	)	1,000.00	856.66	7.87
Mid-Cap 1.5x Strategy Fund	1.67%	(4.02%	)	1,000.00	959.84	8.12
Inverse Mid-Cap Strategy Fund	1.67%	(1.45%	)	1,000.00	985.47	8.22
Russell 2000® 2x Strategy Fund	1.70%	(7.90%	)	1,000.00	920.95	8.10
Russell 2000® 1.5x Strategy Fund	1.70%	(4.80%	)	1,000.00	952.02	8.23
Inverse Russell 2000® Strategy Fund	1.70%	(2.44%	)	1,000.00	975.59	8.33
Dow 2x Strategy Fund	1.70%	(11.78%	)	1,000.00	882.19	7.93
Inverse Dow 2x Strategy Fund	1.70%	4.62%		1,000.00	1,046.17	8.62
S&P 500 Pure Growth Fund	1.52%	(6.89%	)	1,000.00	931.13	7.28
S&P 500 Pure Value Fund	1.52%	(1.01%	)	1,000.00	989.88	7.50
S&P MidCap 400 Pure Growth Fund	1.52%	(3.15%	)	1,000.00	968.54	7.42
S&P MidCap 400 Pure Value Fund	1.52%	(4.29%	)	1,000.00	957.05	7.38
S&P SmallCap 600 Pure Growth Fund	1.52%	(1.72%	)	1,000.00	982.79	7.47
S&P SmallCap 600 Pure Value Fund	1.53%	(2.31%	)	1,000.00	976.94	7.50
Europe 1.25x Strategy Fund	1.67%	(29.27%	)	1,000.00	707.32	7.07
Japan 2x Strategy Fund	1.52%	(17.23%	)	1,000.00	827.68	6.89
Strengthening Dollar 2x Strategy Fund	1.67%	17.44%		1,000.00	1,174.42	9.00
Weakening Dollar 2x Strategy Fund	1.67%	(19.78%	)	1,000.00	802.24	7.46
Real Estate Fund	1.62%	3.54%		1,000.00	1,035.45	8.18
Government Long Bond 1.2x Strategy Fund	1.23%	19.32%		1,000.00	1,193.18	6.69
Inverse Government Long Bond Strategy Fund	5.40%	(16.19%	)	1,000.00	838.05	24.61
U.S. Government Money Market Fund	0.16%	0.00%		1,000.00	1,000.04	0.79
6	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

June 30, 2010

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2009	June 30, 2010	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.52%	5.00%	$1,000.00	$1,017.26	$7.60
Inverse S&P 500 Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
NASDAQ-100® Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
Inverse NASDAQ-100® Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
S&P 500 2x Strategy Fund	1.67%	5.00%	1,000.00	1,061.51	8.35
NASDAQ-100® 2x Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Mid-Cap 1.5x Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Inverse Mid-Cap Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Russell 2000® 2x Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Russell 2000® 1.5x Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Inverse Russell 2000® Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Dow 2x Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Inverse Dow 2x Strategy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
S&P 500 Pure Growth Fund	1.52%	5.00%	1,000.00	1,017.26	7.60
S&P 500 Pure Value Fund	1.52%	5.00%	1,000.00	1,017.26	7.60
S&P MidCap 400 Pure Growth Fund	1.52%	5.00%	1,000.00	1,017.26	7.60
S&P MidCap 400 Pure Value Fund	1.52%	5.00%	1,000.00	1,017.26	7.60
S&P SmallCap 600 Pure Growth Fund	1.52%	5.00%	1,000.00	1,017.26	7.60
S&P SmallCap 600 Pure Value Fund	1.53%	5.00%	1,000.00	1,017.21	7.65
Europe 1.25x Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Japan 2x Strategy Fund	1.52%	5.00%	1,000.00	1,017.26	7.60
Strengthening Dollar 2x Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Weakening Dollar 2x Strategy Fund	1.67%	5.00%	1,000.00	1,016.51	8.35
Real Estate Fund	1.62%	5.00%	1,000.00	1,016.76	8.10
Government Long Bond 1.2x Strategy Fund	1.23%	5.00%	1,000.00	1,018.70	6.16
Inverse Government Long Bond Strategy Fund	5.40%	5.00%	1,000.00	998.02	26.75
U.S. Government Money Market Fund	0.16%	5.00%	1,000.00	1,024.00	0.80

[1]	This ratio represents annualized Total Expenses, which include interest and dividend expense from securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 3.67% lower.

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

FUND PROFILE  (Unaudited)
June 30, 2010

NOVA FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”).
Inception: May 7, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.4%
Apple, Inc.	1.8%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
Johnson & Johnson	1.3%
International Business Machines Corp.	1.3%
General Electric Co.	1.2%
JPMorgan Chase & Co.	1.2%
Bank of America Corp.	1.2%
AT&T, Inc.	1.2%

Top Ten Total	14.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
8	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 NOVA FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 75.1%

INFORMATION TECHNOLOGY - 14.0%
Apple, Inc.*	2,524	$634,862
Microsoft Corp.	21,100	485,511
International Business Machines Corp.	3,550	438,354
Cisco Systems, Inc.*	15,810	336,911
Intel Corp.	15,397	299,472
Google, Inc. — Class A*	670	298,116
Hewlett-Packard Co.	6,460	279,589
Oracle Corp.	10,843	232,691
QUALCOMM, Inc.	4,540	149,094
EMC Corp.*	5,688	104,090
Visa, Inc. — Class A	1,251	88,508
Texas Instruments, Inc.	3,380	78,686
Corning, Inc.	4,324	69,833
eBay, Inc.*	3,151	61,791
Dell, Inc.*	4,772	57,550
Automatic Data Processing, Inc.	1,390	55,961
Mastercard, Inc. — Class A	269	53,674
Yahoo!, Inc.*	3,260	45,086
Applied Materials, Inc.	3,721	44,726
Motorola, Inc.*	6,425	41,891
Cognizant Technology Solutions Corp. — Class A*	828	41,450
Broadcom Corp. — Class A	1,197	39,465
Adobe Systems, Inc.*	1,457	38,509
NetApp, Inc.*	950	35,444
Juniper Networks, Inc.*	1,463	33,386
Xerox Corp.	3,824	30,745
Symantec Corp.*	2,210	30,675
Intuit, Inc.*	870	30,250
Western Union Co.	1,860	27,733
Agilent Technologies, Inc.*	960	27,293
SanDisk Corp.*	643	27,051
Salesforce.com, Inc.*	308	26,433
Fidelity National Information Services, Inc.	915	24,540
Paychex, Inc.	887	23,035
Analog Devices, Inc.	820	22,845
Citrix Systems, Inc.*	510	21,537
Altera Corp.	826	20,493
Micron Technology, Inc.*	2,362	20,053
CA, Inc.	1,080	19,872
Akamai Technologies, Inc.*	478	19,392
Computer Sciences Corp.	428	19,367
Xilinx, Inc.	760	19,198
Fiserv, Inc.*	420	19,177
Western Digital Corp.*	630	19,001
Amphenol Corp. — Class A	477	18,737
BMC Software, Inc.*	500	17,315
Linear Technology Corp.	620	17,242
NVIDIA Corp.*	1,583	16,162
Autodesk, Inc.*	640	15,590
Red Hat, Inc.*	520	15,049

		MARKET
	SHARES	VALUE

Harris Corp.	360	$14,994
Microchip Technology, Inc.	510	14,147
Teradata Corp.*	458	13,960
SAIC, Inc.*	810	13,559
VeriSign, Inc.*	510	13,540
McAfee, Inc.*	430	13,210
Electronic Arts, Inc.*	912	13,133
KLA-Tencor Corp.	470	13,104
FLIR Systems, Inc.*	419	12,189
Advanced Micro Devices, Inc.*	1,569	11,485
National Semiconductor Corp.	658	8,857
LSI Corp.*	1,810	8,326
Total System Services, Inc.	546	7,426
Jabil Circuit, Inc.	539	7,169
Lexmark International, Inc. — Class A*	216	7,134
Molex, Inc.	384	7,004
Tellabs, Inc.	1,072	6,850
Novellus Systems, Inc.*	270	6,847
MEMC Electronic Materials, Inc.*	626	6,185
JDS Uniphase Corp.*	618	6,081
Novell, Inc.*	966	5,487
QLogic Corp.*	310	5,152
Compuware Corp.*	620	4,948
Teradyne, Inc.*	501	4,885
Monster Worldwide, Inc.*	350	4,077

Total Information Technology		4,823,184

FINANCIALS - 12.3%
JPMorgan Chase & Co.	11,009	403,039
Bank of America Corp.	27,767	399,012
Berkshire Hathaway, Inc. — Class B*	4,740	377,731
Wells Fargo & Co.	14,418	369,101
Citigroup, Inc.*	62,550	235,188
Goldman Sachs Group, Inc.	1,420	186,403
American Express Co.	3,323	131,923
U.S. Bancorp	5,307	118,611
Morgan Stanley	3,869	89,799
MetLife, Inc.	2,270	85,715
Bank of New York Mellon Corp.	3,359	82,934
PNC Financial Services Group, Inc.	1,460	82,490
Prudential Financial, Inc.	1,290	69,221
Travelers Companies, Inc.	1,370	67,472
Simon Property Group, Inc.	809	65,327
Aflac, Inc.	1,300	55,471
Capital One Financial Corp.	1,260	50,778
CME Group, Inc. — Class A	180	50,679
BB&T Corp.	1,921	50,542
State Street Corp.	1,386	46,875
Chubb Corp.	900	45,009
Allstate Corp.	1,487	42,722
Charles Schwab Corp.	2,707	38,385

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 NOVA FUND

		MARKET
	SHARES	VALUE

Franklin Resources, Inc.	410	$35,338
Progressive Corp.	1,860	34,819
Marsh & McLennan Companies, Inc.	1,502	33,870
Public Storage	380	33,406
Equity Residential	780	32,479
Loews Corp.	970	32,311
SunTrust Banks, Inc.	1,380	32,154
Vornado Realty Trust	440	32,098
T. Rowe Price Group, Inc.	717	31,828
Northern Trust Corp.	670	31,289
AON Corp.	747	27,729
Hartford Financial Services Group, Inc.	1,227	27,153
Boston Properties, Inc.	380	27,109
Fifth Third Bancorp	2,200	27,038
HCP, Inc.	807	26,026
Ameriprise Financial, Inc.	709	25,616
Host Hotels & Resorts, Inc.	1,824	24,588
IntercontinentalExchange, Inc.*	197	22,267
Invesco Ltd.	1,290	21,711
Regions Financial Corp.	3,296	21,688
AvalonBay Communities, Inc.	230	21,475
Discover Financial Services	1,511	21,124
Principal Financial Group, Inc.	878	20,580
Lincoln National Corp.	840	20,404
Ventas, Inc.	429	20,142
Unum Group	920	19,964
NYSE Euronext	720	19,894
M&T Bank Corp.	230	19,538
KeyCorp	2,430	18,687
Comerica, Inc.	494	18,194
Genworth Financial, Inc. — Class A*	1,347	17,605
Hudson City Bancorp, Inc.	1,310	16,034
Plum Creek Timber Company, Inc.	448	15,469
XL Capital Ltd. — Class A	950	15,209
Kimco Realty Corp.	1,118	15,026
Health Care REIT, Inc.	339	14,279
People’s United Financial, Inc.	1,041	14,053
SLM Corp.*	1,340	13,923
ProLogis	1,324	13,412
Legg Mason, Inc.	456	12,782
American International Group, Inc.*	370	12,743
Cincinnati Financial Corp.	450	11,641
Torchmark Corp.	230	11,387
Huntington Bancshares, Inc.	1,979	10,964
Assurant, Inc.	310	10,757
Moody’s Corp.	540	10,757
Marshall & Ilsley Corp.	1,460	10,483
Leucadia National Corp.*	529	10,321
CB Richard Ellis Group, Inc. — Class A*	750	10,207
Zions Bancorp	439	9,469
First Horizon National Corp.*	630	7,214

		MARKET
	SHARES	VALUE

NASDAQ OMX Group, Inc.*	400	$7,112
E*Trade Financial Corp.*	550	6,501
Apartment Investment & Management Co. — Class A	320	6,198
Federated Investors, Inc. — Class B	247	5,115
Janus Capital Group, Inc.	510	4,529

Total Financials		4,218,136

HEALTH CARE - 9.1%
Johnson & Johnson	7,633	450,805
Pfizer, Inc.	22,320	318,283
Merck & Company, Inc.	8,630	301,791
Abbott Laboratories	4,270	199,751
Amgen, Inc.*	2,650	139,390
Bristol-Myers Squibb Co.	4,757	118,640
Medtronic, Inc.	3,050	110,624
Eli Lilly & Co.	2,810	94,135
UnitedHealth Group, Inc.	3,150	89,460
Gilead Sciences, Inc.*	2,460	84,329
Express Scripts, Inc. — Class A*	1,524	71,658
Medco Health Solutions, Inc.*	1,260	69,401
Baxter International, Inc.	1,650	67,056
Celgene Corp.*	1,277	64,897
WellPoint, Inc.*	1,180	57,737
Thermo Fisher Scientific, Inc.*	1,135	55,672
McKesson Corp.	748	50,236
Allergan, Inc.	850	49,521
Becton Dickinson and Co.	650	43,953
Stryker Corp.	780	39,047
Genzyme Corp.*	740	37,570
Biogen Idec, Inc.*	740	35,113
Intuitive Surgical, Inc.*	110	34,718
Cardinal Health, Inc.	1,000	33,610
St. Jude Medical, Inc.*	900	32,481
Aetna, Inc.	1,180	31,128
Zimmer Holdings, Inc.*	560	30,268
Hospira, Inc.*	464	26,657
AmerisourceBergen Corp. — Class A	780	24,765
Boston Scientific Corp.*	4,200	24,360
Life Technologies Corp.*	509	24,050
CIGNA Corp.	773	24,009
Forest Laboratories, Inc.*	840	23,041
Laboratory Corporation of America Holdings*	290	21,852
Humana, Inc.*	470	21,465
Quest Diagnostics, Inc.	420	20,903
CR Bard, Inc.	260	20,158
DaVita, Inc.*	290	18,108
Varian Medical Systems, Inc.*	340	17,775
Waters Corp.*	260	16,822
Millipore Corp.*	155	16,531
Mylan, Inc.*	850	14,484
Cerner Corp.*	190	14,419
DENTSPLY International, Inc.	410	12,263
Watson Pharmaceuticals, Inc.*	299	12,130

10	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 NOVA FUND

		MARKET
	SHARES	VALUE

Cephalon, Inc.*	210	$11,918
CareFusion Corp.*	490	11,123
Patterson Companies, Inc.	260	7,418
Coventry Health Care, Inc.*	408	7,213
PerkinElmer, Inc.	326	6,738
Tenet Healthcare Corp.*	1,208	5,243
King Pharmaceuticals, Inc.*	690	5,237

Total Health Care		3,119,956

CONSUMER STAPLES - 8.7%
Procter & Gamble Co.	7,970	478,041
Coca-Cola Co.	6,391	320,317
Wal-Mart Stores, Inc.	5,750	276,402
PepsiCo, Inc.	4,460	271,837
Philip Morris International, Inc.	5,130	235,159
Kraft Foods, Inc. — Class A	4,832	135,296
Altria Group, Inc.	5,763	115,490
CVS Caremark Corp.	3,770	110,536
Colgate-Palmolive Co.	1,360	107,114
Walgreen Co.	2,710	72,357
Kimberly-Clark Co.	1,150	69,724
Costco Wholesale Corp.	1,216	66,673
General Mills, Inc.	1,836	65,215
Sysco Corp.	1,636	46,740
Archer-Daniels-Midland Co.	1,780	45,960
HJ Heinz Co.	880	38,034
Kellogg Co.	709	35,663
Kroger Co.	1,790	35,245
Avon Products, Inc.	1,186	31,429
Lorillard, Inc.	420	30,232
ConAgra Foods, Inc.	1,230	28,684
Mead Johnson Nutrition Co. — Class A	568	28,468
Sara Lee Corp.	1,830	25,803
Dr Pepper Snapple Group, Inc.	680	25,425
Reynolds American, Inc.	466	24,288
Clorox Co.	389	24,180
Coca-Cola Enterprises, Inc.	902	23,326
Hershey Co.	460	22,048
Safeway, Inc.	1,080	21,233
JM Smucker Co.	330	19,872
Campbell Soup Co.	520	18,632
Molson Coors Brewing Co. — Class B	439	18,596
Estee Lauder Companies, Inc. — Class A	328	18,279
Brown-Forman Corp. — Class B	299	17,112
Whole Foods Market, Inc.*	468	16,857
Tyson Foods, Inc. — Class A	851	13,948
McCormick & Company, Inc.	366	13,893
Constellation Brands, Inc. — Class A*	530	8,279
Hormel Foods Corp.	190	7,691
SUPERVALU, Inc.	588	6,374
Dean Foods Co.*	500	5,035

Total Consumer Staples		2,975,487

		MARKET
	SHARES	VALUE

ENERGY - 8.1%
Exxon Mobil Corp.	14,143	$807,128
Chevron Corp.	5,555	376,962
ConocoPhillips	4,122	202,349
Schlumberger Ltd.	3,300	182,622
Occidental Petroleum Corp.	2,250	173,587
Apache Corp.	930	78,297
Devon Energy Corp.	1,237	75,358
EOG Resources, Inc.	700	68,859
Halliburton Co.	2,507	61,547
Marathon Oil Corp.	1,960	60,936
Baker Hughes, Inc.	1,189	49,427
Anadarko Petroleum Corp.	1,367	49,335
Hess Corp.	810	40,775
National Oilwell Varco, Inc.	1,160	38,361
Chesapeake Energy Corp.	1,800	37,710
Southwestern Energy Co.*	957	36,978
Spectra Energy Corp.	1,787	35,865
Williams Companies, Inc.	1,622	29,650
Peabody Energy Corp.	740	28,956
Noble Energy, Inc.	476	28,717
Valero Energy Corp.	1,570	28,229
Murphy Oil Corp.	530	26,262
Smith International, Inc.	690	25,979
Cameron International Corp.*	680	22,114
El Paso Corp.	1,949	21,653
Consol Energy, Inc.	616	20,796
Pioneer Natural Resources Co.	320	19,024
FMC Technologies, Inc.*	338	17,799
Range Resources Corp.	439	17,626
Denbury Resources, Inc.*	1,095	16,031
QEP Resources, Inc.*	480	14,798
Nabors Industries Ltd.*	788	13,885
Diamond Offshore Drilling, Inc.	190	11,816
Sunoco, Inc.	332	11,544
Helmerich & Payne, Inc.	290	10,591
Cabot Oil & Gas Corp.	286	8,958
Massey Energy Co.	279	7,631
Rowan Companies, Inc.*	319	6,999
Tesoro Corp.	390	4,551

Total Energy		2,769,705

INDUSTRIALS - 7.8%
General Electric Co.	29,552	426,140
United Technologies Corp.	2,580	167,468
United Parcel Service, Inc. — Class B	2,740	155,879
3M Co.	1,970	155,610
Boeing Co.	2,100	131,775
Caterpillar, Inc.	1,737	104,342
Union Pacific Corp.	1,400	97,314
Emerson Electric Co.	2,077	90,744
Honeywell International, Inc.	2,123	82,861
Deere & Co.	1,182	65,814
Lockheed Martin Corp.	860	64,070
General Dynamics Corp.	1,067	62,484

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 NOVA FUND

		MARKET
	SHARES	VALUE

FedEx Corp.	865	$60,645
Danaher Corp.	1,460	54,195
Norfolk Southern Corp.	1,020	54,111
CSX Corp.	1,080	53,600
Raytheon Co.	1,050	50,809
Northrop Grumman Corp.	830	45,185
Illinois Tool Works, Inc.	1,070	44,170
Waste Management, Inc.	1,340	41,929
PACCAR, Inc.	1,010	40,269
Precision Castparts Corp.	386	39,727
Cummins, Inc.	560	36,473
Eaton Corp.	457	29,906
Republic Services, Inc. — Class A	898	26,698
CH Robinson Worldwide, Inc.	460	25,604
Parker Hannifin Corp.	447	24,791
Rockwell Collins, Inc.	441	23,430
Goodrich Corp.	350	23,187
ITT Corp.	510	22,909
Southwest Airlines Co.	2,057	22,853
L-3 Communications Holdings, Inc.	318	22,527
Dover Corp.	520	21,731
Fluor Corp.	490	20,825
Expeditors International of
Washington, Inc.	590	20,361
Rockwell Automation, Inc.	390	19,145
Fastenal Co.	360	18,068
WW Grainger, Inc.	170	16,906
Stericycle, Inc.*	227	14,887
First Solar, Inc.*	129	14,684
Roper Industries, Inc.	257	14,382
Flowserve Corp.	156	13,229
Textron, Inc.	755	12,812
Jacobs Engineering Group, Inc.*	348	12,681
Pitney Bowes, Inc.	570	12,517
Quanta Services, Inc.*	580	11,977
Iron Mountain, Inc.	500	11,230
Pall Corp.	318	10,930
Masco Corp.	990	10,652
Avery Dennison Corp.	310	9,960
Robert Half International, Inc.	420	9,891
Equifax, Inc.	350	9,821
Dun & Bradstreet Corp.	140	9,397
RR Donnelley & Sons Co.	568	9,298
Cintas Corp.	360	8,629
Snap-On, Inc.	160	6,546
Ryder System, Inc.	150	6,034

Total Industrials		2,674,112

CONSUMER DISCRETIONARY - 7.6%
McDonald’s Corp.	2,978	196,161
Walt Disney Co.	5,419	170,698
Comcast Corp. — Class A	7,810	135,660
Home Depot, Inc.	4,650	130,525
Amazon.com, Inc.*	950	103,797
Target Corp.	2,040	100,307

		MARKET
	SHARES	VALUE

Ford Motor Co.*	9,433	$95,085
Time Warner, Inc.	3,150	91,066
DIRECTV — Class A*	2,520	85,478
Lowe’s Companies, Inc.	3,960	80,863
News Corp. — Class A*	6,235	74,571
NIKE, Inc. — Class B	1,080	72,954
Viacom, Inc. — Class B	1,679	52,670
Time Warner Cable, Inc. — Class A	980	51,038
Yum! Brands, Inc.	1,290	50,362
Starbucks Corp.	2,060	50,058
Johnson Controls, Inc.	1,860	49,978
TJX Companies, Inc.	1,130	47,403
Kohl’s Corp.*	850	40,375
Staples, Inc.	2,020	38,481
Carnival Corp.	1,200	36,288
Best Buy Company, Inc.	958	32,438
Coach, Inc.	840	30,702
Omnicom Group, Inc.	850	29,155
Discovery Communications, Inc. — Class A*	810	28,925
Bed Bath & Beyond, Inc.*	733	27,180
McGraw-Hill Companies, Inc.	870	24,482
CBS Corp. — Class B	1,876	24,257
The Gap, Inc.	1,240	24,130
Priceline.com, Inc.*	130	22,950
Stanley Black & Decker, Inc.	440	22,229
Starwood Hotels & Resorts Worldwide, Inc.	520	21,544
Mattel, Inc.	1,010	21,372
Marriott International, Inc. — Class A	710	21,257
Macy’s, Inc.	1,174	21,015
Whirlpool Corp.	210	18,442
Ross Stores, Inc.	340	18,119
O’Reilly Automotive, Inc.*	380	18,073
Genuine Parts Co.	440	17,358
VF Corp.	240	17,083
Limited Brands, Inc.	749	16,530
Fortune Brands, Inc.	420	16,456
Darden Restaurants, Inc.	390	15,152
AutoZone, Inc.*	78	15,071
Apollo Group, Inc. — Class A*	350	14,864
Nordstrom, Inc.	460	14,807
Hasbro, Inc.	360	14,796
Wynn Resorts Ltd.	190	14,491
Harley-Davidson, Inc.	650	14,449
H&R Block, Inc.	910	14,278
Family Dollar Stores, Inc.	370	13,945
JC Penney Company, Inc.	649	13,941
Tiffany & Co.	350	13,269
Polo Ralph Lauren Corp. — Class A	180	13,133
International Game Technology	829	13,015
CarMax, Inc.*	640	12,736
Urban Outfitters, Inc.*	357	12,277

12	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 NOVA FUND

		MARKET
	SHARES	VALUE

Newell Rubbermaid, Inc.	767	$11,229
Expedia, Inc.	570	10,705
Wyndham Worldwide Corp.	504	10,151
Scripps Networks Interactive, Inc. — Class A	250	10,085
Interpublic Group of Companies, Inc.*	1,350	9,625
DeVry, Inc.	170	8,923
Gannett Company, Inc.	660	8,884
Sears Holdings Corp.*	130	8,404
Leggett & Platt, Inc.	410	8,225
Washington Post Co. — Class B	20	8,210
GameStop Corp. — Class A*	420	7,892
DR Horton, Inc.	768	7,549
Abercrombie & Fitch Co. — Class A	240	7,366
Pulte Group, Inc.*	879	7,278
Big Lots, Inc.*	220	7,060
RadioShack Corp.	347	6,770
Goodyear Tire & Rubber Co.*	667	6,630
Lennar Corp. — Class A	450	6,259
Harman International Industries, Inc.*	190	5,679
AutoNation, Inc.*	250	4,875
Eastman Kodak Co.*	740	3,212
Meredith Corp.	99	3,082
Office Depot, Inc.*	760	3,070
New York Times Co. — Class A*	320	2,768

Total Consumer Discretionary		2,611,670

UTILITIES - 2.7% Southern Co.	2,284	76,012
Exelon Corp.	1,832	69,561
Dominion Resources, Inc.	1,650	63,921
Duke Energy Corp.	3,626	58,016
NextEra Energy, Inc.	1,147	55,928
Public Service Enterprise Group, Inc.	1,399	43,831
American Electric Power Company, Inc.	1,327	42,862
PG&E Corp.	1,028	42,251
Entergy Corp.	520	37,242
Consolidated Edison, Inc.	780	33,618
PPL Corp.	1,300	32,435
Sempra Energy	687	32,145
Progress Energy, Inc.	790	30,984
FirstEnergy Corp.	838	29,523
Edison International	900	28,548
Xcel Energy, Inc.	1,267	26,113
DTE Energy Co.	472	21,528
Constellation Energy Group, Inc.	560	18,060
AES Corp.*	1,850	17,094
Wisconsin Energy Corp.	320	16,237
Ameren Corp.	660	15,688
CenterPoint Energy, Inc.	1,150	15,134
NRG Energy, Inc.*	710	15,059
Equities Corp.	400	14,456

		MARKET
	SHARES	VALUE

Oneok, Inc.	290	$12,543
Northeast Utilities	490	12,485
NiSource, Inc.	769	11,150
SCANA Corp.	308	11,014
Pinnacle West Capital Corp.	300	10,908
Pepco Holdings, Inc.	622	9,753
Allegheny Energy, Inc.	470	9,720
CMS Energy Corp.	639	9,361
Integrys Energy Group, Inc.	210	9,185
TECO Energy, Inc.	590	8,891
Nicor, Inc.	127	5,143

Total Utilities		946,399

MATERIALS - 2.6%
E.I. du Pont de Nemours & Co.	2,511	86,855
Newmont Mining Co.	1,360	83,966
Freeport-McMoRan Copper & Gold, Inc. — Class B	1,309	77,401
Dow Chemical Co.	3,197	75,833
Monsanto Co.	1,510	69,792
Praxair, Inc.	850	64,592
Air Products & Chemicals, Inc.	590	38,238
Nucor Corp.	870	33,304
Ecolab, Inc.	648	29,102
Alcoa, Inc.	2,834	28,510
PPG Industries, Inc.	460	27,789
International Paper Co.	1,211	27,405
Weyerhaeuser Co.	591	20,803
Sherwin-Williams Co.	264	18,266
Cliffs Natural Resources, Inc.	370	17,449
Sigma-Aldrich Corp	340	16,942
United States Steel Co.	400	15,420
Vulcan Materials Co.	350	15,341
Airgas, Inc.	230	14,306
Ball Corp.	260	13,736
CF Industries Holdings, Inc.	200	12,690
Owens-Illinois, Inc.*	460	12,167
Allegheny Technologies, Inc.	270	11,931
FMC Corp.	200	11,486
Eastman Chemical Co.	200	10,672
MeadWestvaco Corp.	470	10,434
Pactiv Corp.*	370	10,304
International Flavors & Fragrances, Inc.	220	9,332
Sealed Air Corp.	440	8,677
Bemis Company, Inc.	300	8,100
Titanium Metals Corp.*	230	4,046
AK Steel Holding Corp.	300	3,576

Total Materials		888,465

TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.	16,351	395,531
Verizon Communications, Inc.	7,820	219,116
American Tower Corp. — Class A*	1,121	49,885
Sprint Nextel Corp.*	8,253	34,993
CenturyLink, Inc.	830	27,647

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 NOVA FUND

		MARKET
	SHARES	VALUE

Qwest Communications International, Inc.	4,126	$21,661
Windstream Corp.	1,340	14,150
Frontier Communications Corp.	860	6,115
MetroPCS Communications, Inc.*	720	5,897

Total Telecommunication Services		774,995

Total Common Stocks (Cost $19,645,566)		25,802,109

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 13.7%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$959,606	959,606
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	959,606	959,606
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	959,606	959,606
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	959,606	959,606
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	868,088	868,088

Total Repurchase Agreements
(Cost $4,706,512)		4,706,512

Total Investments - 88.8%
(Cost $24,352,078)		$30,508,621

Cash & Other Assets, Less Liabilities – 11.2%		3,860,210

Total Net Assets – 100.0%		$34,368,831

		UNREALIZED
	CONTRACTS	LOSS

FUTURE CONTRACTS PURCHASED(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $4,562,362)	89	$(368,001)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Morgan Stanley Capital Services, Inc. July 2010 S&P 500 Index Swap,
Terminating 07/30/10†† (Notional Market Value $1,882,043)	1,826	$(117,092)
Credit Suisse Capital, LLC July 2010 S&P 500 Index Swap,
Terminating 07/30/10†† (Notional Market Value $14,899,403)	14,455	(150,479)
Goldman Sachs International July 2010 S&P 500 Index Swap,
Terminating 07/26/10†† (Notional Market Value $4,405,025)	4,274	(186,861)

(Total Notional Market Value $21,186,471)		$(454,432)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7. REIT — Real Estate Investment Trust

14	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 NOVA FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$25,802,109
Repurchase agreements, at value	4,706,512

Total investments	30,508,621
Segregated cash with broker	4,427,155
Cash	96
Securities sold	21,835
Fund shares sold	48,502
Dividends	35,874

Total assets	35,042,083

Liabilities:
Unrealized depreciation on swap agreements	454,432
Variation margin	48,952
Securities purchased	14,798
Fund shares redeemed	78,376
Management fees	21,507
Custodian fees	946
Transfer agent/maintenance fees	7,169
Distribution and service fees	7,169
Portfolio accounting fees	2,868
Other	37,035

Total liabilities	673,252

Net assets	$34,368,831

Net assets consist of:
Paid in capital	78,184,199
Undistributed net investment income	93,326
Accumulated net realized loss on sale of investments	(49,242,804)
Net unrealized appreciation in value of investments	5,334,110

Net assets	34,368,831

Capital shares outstanding	632,017
Net asset value per share	$54.38

Investments, at cost	$19,645,566
Repurchase agreements, at cost	4,706,512

Total cost	$24,352,078
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$355,847
Interest	5,991

Total investment income	361,838

Expenses:
Management fees	168,919
Transfer agent and administrative fees	56,306
Distribution and service fees	56,306
Portfolio accounting fees	22,522
Trustees’ fees*	3,014
Audit and outside service fees	24,535
Miscellaneous	10,929

Total expenses	342,531

Net investment income	19,307

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	536,155
Equity index swaps	(911,626)
Futures contracts	504,770

Net realized gain	129,299

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(3,220,966)
Equity index swaps	(1,022,828)
Futures contracts	(414,895)

Net unrealized depreciation	(4,658,689)

Net loss	(4,529,390)

Net decrease in net assets resulting from operations	$(4,510,083)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

 NOVA FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$19,307	$74,019
Net realized gain during the period on investments	129,299	1,878,800
Net unrealized appreciation (depreciation) during the period on investments	(4,658,689)	11,132,363

Net increase (decrease) in net assets resulting from operations	(4,510,083)	13,085,182

Distributions to shareholders from:
Net investment income	—	(406,451)

Total distributions to shareholders	—	(406,451)

Capital share transactions:
Proceeds from sale of shares	61,996,762	134,124,276
Distributions reinvested	—	406,451
Cost of shares redeemed	(73,678,503)	(131,735,686)

Net increase (decrease) from capital share transactions	(11,681,741)	2,795,041

Net increase (decrease) in net assets	(16,191,824)	15,473,772

Net assets:
Beginning of period	50,560,655	35,086,883
End of period	$34,368,831	$50,560,655

Undistributed net investment income at end of period	$93,326	$74,019

Capital share activity:
Shares sold	998,549	2,782,480	†
Shares reinvested	—	6,730	†
Shares redeemed	(1,193,165)	(2,733,641	)†

†	Per share amounts for the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.
16	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 NOVA FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009[d]	2008[d]	2007[d]	2006[d]	2005[d]
Per Share Data
Net asset value, beginning of period	$61.16	$45.50	$100.60	$100.90	$85.60	$82.60

Income (loss) from investment operations:
Net investment income[b]	.03	.09	.60	1.20	1.10	.50
Net gain (loss) on securities (realized and unrealized)	(6.81)	16.06	(55.40)	—	15.40	2.80

Total from investment operations	(6.78)	16.15	(54.80)	1.20	16.50	3.30

Less distributions:
Dividends from net investment income	—	(.49)	(.30)	(1.50)	(1.20)	(.30)

Total distributions	—	(.49)	(.30)	(1.50)	(1.20)	(.30)

Net asset value, end of period	$54.38	$61.16	$45.50	$100.60	$100.90	$85.60

Total Return[c]	(11.09% )	35.51%	(54.47% )	1.13%	19.27%	3.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,369	$50,561	$35,087	$82,191	$134,477	$132,018

Ratios to average net assets:
Net investment income	0.09%	0.19%	0.75%	1.12%	1.18%	0.60%
Total expenses	1.52%	1.55%	1.52%	1.46%	1.48%	1.53%

Portfolio turnover rate	39%	84%	182%	94%	211%	381%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period:

December 31, 2004 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: Seeks to provide investments results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 Index (the “underlying index”).
Inception: June 9, 1997

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.
18	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE S&P 500 STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 19.5%
Farmer Mac* 0.11% due 07/01/10	$4,000,000	$4,000,000
Federal Home Loan Bank* 0.05% due 07/06/10	4,000,000	3,999,972

Total Federal Agency Discount Notes (Cost $7,999,974)		7,999,972

REPURCHASE AGREEMENTS(b)† - 53.0%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	4,427,746	4,427,746
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	4,427,746	4,427,746
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	4,427,746	4,427,746
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	4,427,746	4,427,746
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	4,005,472	4,005,472

Total Repurchase Agreements (Cost $21,716,456)		21,716,456

Total Investments - 72.5% (Cost $29,716,430)		$29,716,428

Cash & Other Assets, Less Liabilities – 27.5%		11,293,878

Total Net Assets – 100.0%		$41,010,306

		UNREALIZED
	CONTRACTS	GAIN

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $20,658,788)	403	$815,976

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International July 2010 S&P 500 Index Swap,
Terminating 07/26/10†† (Notional Market Value $14,227,857)	13,804	$603,430
Credit Suisse Capital, LLC July 2010 S&P 500 Index Swap,
Terminating 07/30/10†† (Notional Market Value $5,522,986)	5,358	55,781
Morgan Stanley Capital Services, Inc. July 2010 S&P 500 Index Swap,
Terminating 07/30/10†† (Notional Market Value $470,511)	456	29,245

(Total Notional Market Value $20,221,354)		$688,456

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

 INVERSE S&P 500 STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$7,999,972
Repurchase agreements, at value	21,716,456

Total investments	29,716,428
Segregated cash with broker	4,488,553
Unrealized appreciation on swap agreements	688,456
Variation margin	141,879
Fund shares sold	6,411,118

Total assets	41,446,434

Liabilities:
Fund shares redeemed	307,329
Management fees	47,859
Custodian fees	1,755
Transfer agent/maintenance fees	13,294
Distribution and service fees	13,294
Portfolio accounting fees	5,318
Other	47,279

Total liabilities	436,128

Net assets	$41,010,306

Net assets consist of:
Paid in capital	65,755,854
Accumulated net investment loss	(336,969)
Accumulated net realized loss on sale of investments	(25,913,009)
Net unrealized appreciation in value of investments	1,504,430

Net assets	41,010,306

Capital shares outstanding	926,969
Net asset value per share	$44.24

Investments, at cost	$7,999,974
Repurchase agreements, at cost	21,716,456

Total cost	$29,716,430
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$26,899

Total investment income	26,899

Expenses:
Management fees	196,054
Transfer agent and administrative fees	54,459
Distribution and service fees	54,459
Portfolio accounting fees	21,784
Trustees’ fees*	1,849
Miscellaneous	35,263

Total expenses	363,868

Net investment loss	(336,969)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(3,681,462)
Futures contracts	(2,152,018)

Net realized loss	(5,833,480)

Net unrealized appreciation (depreciation)
during the period on:
Equity index swaps	992,754
Futures contracts	850,661

Net unrealized appreciation	1,843,415

Net loss	(3,990,065)

Net decrease in net assets resulting from operations	$(4,327,034)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
20	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE S&P 500 STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(336,969)	$(632,570)
Net realized loss during the period on investments	(5,833,480)	(13,191,598)
Net unrealized appreciation during the period on investments	1,843,415	323,930

Net decrease in net assets resulting from operations	(4,327,034)	(14,148,098)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	252,186,134	547,161,771
Cost of shares redeemed	(229,813,026)	(533,926,936)

Net increase from capital share transactions	22,373,108	13,234,835

Net increase (decrease) in net assets	18,046,074	(913,263)
Net assets:
Beginning of period	22,964,232	23,877,495

End of period	$41,010,306	$22,964,232

Accumulated net investment loss at end of period	$(336,969)	$—

Capital share activity:
Shares sold	5,936,398	10,008,325
Shares redeemed	(5,551,794)	(9,874,534)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

 INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]		2009	2008	2007[e]	2006[e]	2005[e]
Per Share Data
Net asset value, beginning of period	$42.34		$58.44	$42.21	$43.90	$51.50	$51.90

Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)		(.84)	(.07)	1.35	1.70	.80
Net gain (loss) on securities (realized and unrealized)	2.22		(15.26)	16.17	(1.00)	(5.60)	(1.20)

Total from investment operations	1.90		(16.10)	16.10	.35	(3.90)	(.40)

Less distributions:
Dividends from net investment income	—		—	(.36)	(2.04)	(3.70)	—

Total distributions	—		—	(.36)	(2.04)	(3.70)	—

Other capital items	—		—	.49 [d]	—	—	—

Net asset value, end of period	$44.24		$42.34	$58.44	$42.21	$43.90	$51.50

Total Return[c]	4.49%		(27.55% )	39.25%	0.83%	(7.50% )	(0.77% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,010		$22,964	$23,877	$21,581	$19,025	$32,505

Ratios to average net assets:
Net investment income (loss)	(1.55%	)	(1.57% )	(0.14% )	3.04%	3.29%	1.46%
Total expenses	1.67%		1.72%	1.67%	1.63%	1.63%	1.70%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Excluding the Capital Contribution, the Fund’s total return would have been 38.09%.

[e]	Per share amounts for the period:

December 31, 2004 – December 31, 2006 have been restated to reflect a 1:10 reverse stock split effective April 23, 2007.
22	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

NASDAQ-100® FUND
OBJECTIVE: Seeks to provide investment results that correspond to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).
Inception: May 7, 1997

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	16.4%
Microsoft Corp.	3.6%
Google, Inc. — Class A	3.4%
QUALCOMM, Inc.	3.3%
Oracle Corp.	2.3%
Cisco Systems, Inc.	2.2%
Teva Pharmaceutical Industries Ltd. ADR	2.0%
Intel Corp.	1.9%
Amazon.com, Inc.	1.6%
Gilead Sciences, Inc.	1.5%

Top Ten Total	38.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 81.9%

INFORMATION TECHNOLOGY - 51.6%
Apple, Inc.*	24,835	$6,246,748
Microsoft Corp.	59,010	1,357,820
Google, Inc. — Class A*	2,917	1,297,919
QUALCOMM, Inc.	38,710	1,271,236
Oracle Corp.	41,029	880,482
Cisco Systems, Inc.*	39,920	850,695
Intel Corp.	38,119	741,415
Research In Motion Ltd.*	10,922	538,018
eBay, Inc.*	19,073	374,021
Baidu, Inc. ADR*	5,325	362,526
Cognizant Technology Solutions Corp. — Class A*	5,709	285,792
Automatic Data Processing, Inc.	6,960	280,210
Intuit, Inc.*	7,740	269,120
Adobe Systems, Inc.*	10,086	266,573
NetApp, Inc.*	7,052	263,110
Broadcom Corp. — Class A	7,873	259,573
Activision Blizzard, Inc.	21,730	227,948
Symantec Corp.*	16,340	226,799
Altera Corp.	8,301	205,948
SanDisk Corp.*	4,571	192,302
Marvell Technology Group Ltd.*	12,040	189,750
Citrix Systems, Inc.*	4,322	182,518
Xilinx, Inc.	7,180	181,367
Yahoo!, Inc.*	13,030	180,205
CA, Inc.	9,680	178,112
Paychex, Inc.	6,709	174,233
Fiserv, Inc.*	3,742	170,860
Dell, Inc.*	14,102	170,070
Applied Materials, Inc.	13,590	163,352
Linear Technology Corp.	5,860	162,967
BMC Software, Inc.*	4,130	143,022
Infosys Technologies Ltd. ADR	2,140	128,207
Seagate Technology*	9,510	124,010
Check Point Software Technologies Ltd.*	4,010	118,215
Autodesk, Inc.*	4,680	114,005
KLA-Tencor Corp.	4,030	112,356
NVIDIA Corp.*	11,002	112,330
Lam Research Corp.*	2,560	97,434
Maxim Integrated Products, Inc.	5,820	97,369
Flextronics International Ltd.*	17,293	96,841
Electronic Arts, Inc.*	6,507	93,701
FLIR Systems, Inc.*	3,152	91,692
VeriSign, Inc.*	3,370	89,473
Microchip Technology, Inc.	2,997	83,137
Logitech International S.A.*	3,350	44,923

Total Information Technology		19,698,404

HEALTH CARE - 12.5%
Teva Pharmaceutical Industries Ltd. ADR	14,451	751,308
Gilead Sciences, Inc.*	17,150	587,902
Amgen, Inc.*	8,730	459,198

		MARKET
	SHARES	VALUE

Celgene Corp.*	8,939	$454,280
Express Scripts, Inc. — Class A*	9,580	450,452
Genzyme Corp.*	6,553	332,696
Biogen Idec, Inc.*	5,680	269,516
Intuitive Surgical, Inc.*	773	243,974
Life Technologies Corp.*	3,616	170,856
Vertex Pharmaceuticals, Inc.*	4,138	136,140
Cerner Corp.*	1,600	121,424
Warner Chilcott plc — Class A*	4,924	112,513
Mylan, Inc.*	6,141	104,643
Illumina, Inc.*	2,344	102,034
Henry Schein, Inc.*	1,783	97,887
QIAGEN N.V.*	4,599	88,393
DENTSPLY International, Inc.	2,750	82,253
Cephalon, Inc.*	1,435	81,436
Hologic, Inc.*	5,327	74,205
Patterson Companies, Inc.	2,299	65,590

Total Health Care		4,786,700

CONSUMER DISCRETIONARY - 11.8%
Amazon.com, Inc.*	5,787	632,288
Starbucks Corp.	20,271	492,585
Comcast Corp. — Class A	28,305	491,658
DIRECTV — Class A*	12,630	428,409
News Corp. — Class A*	27,874	333,373
Bed Bath & Beyond, Inc.*	6,934	257,113
Wynn Resorts Ltd.	2,632	200,743
Staples, Inc.	9,595	182,785
Priceline.com, Inc.*	990	174,774
Mattel, Inc.	8,165	172,771
Sears Holdings Corp.*	2,347	151,733
Ross Stores, Inc.	2,420	128,962
O’Reilly Automotive, Inc.*	2,687	127,794
Apollo Group, Inc. — Class A*	3,000	127,410
Urban Outfitters, Inc.*	3,277	112,696
Liberty Media Corp.- Interactive*	10,716	112,518
Virgin Media, Inc.	6,625	110,571
Garmin Ltd.	3,620	105,632
Expedia, Inc.	5,460	102,539
DISH Network Corp. — Class A	4,245	77,047

Total Consumer Discretionary		4,523,401

INDUSTRIALS - 3.6%
PACCAR, Inc.	7,999	318,920
CH Robinson Worldwide, Inc.	3,210	178,669
First Solar, Inc.*	1,459	166,078
Expeditors International of
Washington, Inc.	4,093	141,250
Fastenal Co.	2,760	138,524
Stericycle, Inc.*	1,745	114,437
Joy Global, Inc.	1,990	99,679
Cintas Corp.	3,590	86,052
J.B. Hunt Transport Services, Inc.	2,487	81,250
Foster Wheeler AG*	2,610	54,967

Total Industrials		1,379,826

24	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 NASDAQ-100® FUND

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES - 1.4%
Vodafone Group plc — SP ADR	12,757	$263,687
Millicom International Cellular S.A.	2,058	166,842
NII Holdings, Inc.*	3,179	103,381

Total Telecommunication Services		533,910

CONSUMER STAPLES - 0.7%
Costco Wholesale Corp.	4,542	249,038

MATERIALS - 0.3%
Sigma-Aldrich Corp.	2,280	113,612

Total Common Stocks (Cost $14,312,878)		31,284,891

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 11.4%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$884,591	884,591
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	884,591	884,591
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	884,591	884,591
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	884,591	884,591
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	800,226	800,226

Total Repurchase Agreements (Cost $4,338,590)		4,338,590

Total Investments - 93.3% (Cost $18,651,468)		$35,623,481

Cash & Other Assets, Less Liabilities – 6.7%		2,562,060

Total Net Assets – 100.0%		$38,185,541

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7. ADR — American Depositary Receipt plc — Public Limited Company

		UNREALIZED
	CONTRACTS	LOSS

FUTURE CONTRACTS PURCHASED(a)
September 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,493,175)	43	$(38,237)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 NASDAQ-100 Index Swap, Terminating 07/30/10†† (Notional Market Value $1,855,032)	1,067	$(26,582)
Morgan Stanley Capital Services, Inc. July 2010 NASDAQ-100 Index Swap, Terminating 07/30/10†† (Notional Market Value $462,404)	266	(37,644)
Goldman Sachs International July 2010 NASDAQ-100 Index Swap, Terminating 07/26/10†† (Notional Market Value $3,126,046)	1,797	(73,874)

(Total Notional Market Value $5,443,482)		$(138,100)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

 NASDAQ 100® FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$31,284,891
Repurchase agreements, at value	4,338,590

Total investments	35,623,481
Segregated cash with broker	954,683
Fund shares sold	2,017,111
Dividends	15,874

Total assets	38,611,149

Liabilities:
Unrealized depreciation on swap agreements	138,100
Variation margin	23,435
Fund shares redeemed	163,748
Management fees	25,825
Custodian fees	1,136
Transfer agent/maintenance fees	8,608
Distribution and service fees	8,608
Portfolio accounting fees	3,443
Licensing fees	9,922
Other	42,783

Total liabilities	425,608

Net assets	$38,185,541

Net assets consist of:
Paid in capital	138,035,742
Accumulated net investment loss	(211,861)
Accumulated net realized loss on sale of investments	(116,434,016)

Net unrealized appreciation in value of investments	16,795,676

Net assets	38,185,541

Capital shares outstanding	2,565,307
Net asset value per share	$14.89

Investments, at cost	$14,312,878
Repurchase agreements, at cost	4,338,590

Total cost	$18,651,468
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $2,104)	$162,443
Interest	3,693

Total investment income	166,136

Expenses:
Management fees	181,848
Transfer agent and administrative fees	60,616
Distribution and service fees	60,616
Portfolio accounting fees	24,246
Trustees’ fees*	3,388
Audit and outside service fees	28,900
Miscellaneous	18,383

Total expenses	377,997

Net investment loss	(211,861)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	6,391,466
Equity index swaps	3,282
Futures contracts	(590,003)

Net realized gain	5,804,745

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(8,436,924)
Equity index swaps	(165,663)
Futures contracts	(77,671)

Net unrealized depreciation	(8,680,258)

Net loss	(2,875,513)

Net decrease in net assets resulting from operations	$(3,087,374)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 NASDAQ-100® FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(211,861)	$(458,798)
Net realized gain during the period on investments	5,804,745	1,134,163
Net unrealized appreciation (depreciation) during the period on investments	(8,680,258)	19,841,687

Net increase (decrease) in net assets resulting from operations	(3,087,374)	20,517,052

Distribution to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	105,315,588	202,045,190
Cost of shares redeemed	(121,584,782)	(198,006,463)
Net increase (decrease) from capital share transactions	(16,269,194)	4,038,727

Net increase (decrease) in net assets	(19,356,568)	24,555,779
Net assets:
Beginning of period	57,542,109	32,986,330

End of period	$38,185,541	$57,542,109

Accumulated net investment loss at end of period	$(211,861)	$—

Capital share activity:
Shares sold	6,504,244	15,689,619
Shares redeemed	(7,544,237)	(15,226,489)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

2

 NASDAQ-100® FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31,		December 31,
	2010[a]	2009		2008	2007	2006		2005
Per Share Data
Net asset value, beginning of period	$15.96	$10.50		$18.12	$15.39	$14.55		$14.39

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.12)		(.09)	.03	(.07)		(.09)
Net gain (loss) on securities (realized and unrealized)	(1.00)	5.58		(7.51)	2.71	.91		.25

Total from investment operations	(1.07)	5.46		(7.60)	2.74	.84		.16

Less distributions:
Dividends from net investment income	—	—		(.02)	(.01)	—		—

Total distributions	—	—		(.02)	(.01)	—		—

Net asset value, end of period	$14.89	$15.96		$10.50	$18.12	$15.39		$14.55

Total Return[c]	(6.70% )	52.00%		(41.91% )	17.82%	5.77%		1.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,186	$57,542		$32,986	$82,492	$72,871		$102,487

Ratios to average net assets:
Net investment loss	(0.87% )	(0.94%	)	(0.62% )	0.18%	(0.50%	)	(.068%	)
Total expenses	1.56%	1.59%		1.55%	1.51%	1.49%		1.50%

Portfolio turnover rate	38%	59%		107%	110%	152%		294%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
28	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”).
Inception: May 21, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	29

1

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE NASDAQ-100® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 84.8%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$3,063,803	$3,063,803
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	3,063,803	3,063,803
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	3,063,803	3,063,803
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	3,063,803	3,063,803
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	2,771,609	2,771,609

Total Repurchase Agreements (Cost $15,026,821)		15,026,821

Total Investments - 84.8% (Cost $15,026,821)		$15,026,821

Cash & Other Assets, Less Liabilities – 15.2%		2,685,808

Total Net Assets – 100.0%		$17,712,629

		UNREALIZED
	CONTRACTS	GAIN

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,847,450)	82	$68,812

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International July 2010 NASDAQ-100 Index Swap, Terminating 07/26/10†† (Notional Market Value $5,657,524)	3,253	$315,183
Credit Suisse Capital LLC July 2010 NASDAQ-100 Index Swap, Terminating 07/30/10†† (Notional Market Value $8,820,979)	5,072	126,402
Morgan Stanley Capital Services, Inc. July 2010 NASDAQ-100 Index Swap, Terminating 07/30/10†† (Notional Market Value $462,404)	266	37,577

(Total Notional Market Value $14,940,907)		$479,162

† Repurchase Agreements — See Note 6.

†† Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a) Value determined based on Level 1 inputs — See Note 7.

(b) Value determined based on Level 2 inputs — See Note 7.
30	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

 INVERSE NASDAQ-100® STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

ASSETS:
Repurchase agreements, at value	$15,026,821

Total investments	15,026,821
Segregated cash with broker	2,744,687
Unrealized appreciation on swap agreements	479,162
Variation margin	42,922
Fund shares sold	132,898

Total assets	18,426,490

LIABILITIES:
Fund shares redeemed	673,807
Management fees	11,536
Custodian fees	423
Transfer agent/maintenance fees	3,204
Distribution and service fees	3,204
Portfolio accounting fees	1,282
Licensing fees	3,221
Other	17,184

Total liabilities	713,861

NET ASSETS	$17,712,629

NET ASSETS CONSIST OF:
Paid in capital	36,237,864
Accumulated net investment loss	(125,937)
Accumulated net realized loss on sale of investments	(18,947,272)
Net unrealized appreciation in value of investments	547,974

Net assets	17,712,629

Capital shares outstanding	1,146,291
Net asset value per share	$15.45

Repurchase agreements, at cost	$15,026,821

Total cost	$15,026,821
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

INVESTMENT INCOME:
Interest	$10,194

Total investment income	10,194

EXPENSES:
Management fees	71,666
Transfer agent and administrative fees	19,907
Distribution and service fees	19,907
Portfolio accounting fees	7,963
Trustees’ fees*	882
Audit and outside service fees	6,839
Miscellaneous	8,967

Total expenses	136,131

Net investment loss	(125,937)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
Equity index swaps	(744,914)
Futures contracts	68,936

Net realized loss	(675,978)

Net unrealized appreciation (depreciation) during the period on:
Equity index swaps	953,366
Futures contracts	65,279

Net unrealized appreciation	1,018,645

Net realized and unrealized gain	342,667

Net increase in net assets resulting from operations	$216,730

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	31

3

 INVERSE NASDAQ-100® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(125,937)	$(258,433)
Net realized loss during the period on investments	(675,978)	(9,235,533)
Net unrealized appreciation (depreciation) during the period on investments	1,018,645	(546,880)

Net increase (decrease) in net assets resulting from operations	216,730	(10,040,846)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(16,229)

Total distributions to shareholders	—	(16,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	112,005,701	380,006,882
Distributions reinvested	—	16,229
Cost of shares redeemed	(108,818,461)	(367,784,743)

Net increase from capital share transactions	3,187,240	12,238,368

Net increase in net assets	3,403,970	2,181,293
NET ASSETS:
Beginning of period	14,308,659	12,127,366

End of period	$17,712,629	$14,308,659

Accumulated net investment loss at end of period	$(125,937)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	7,678,774	19,594,923
Shares reinvested	—	1,039
Shares redeemed	(7,486,241)	(19,126,235)
32	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

 INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]		2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$15.00		$25.05	$16.99	$19.79	$21.51	$21.24

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)		(.31)	.02	.64	.74	.33
Net gain (loss) on securities (realized and unrealized)	.56		(9.72)	8.13	(2.87)	(1.07)	(.06)

Total from investment operations	.45		(10.03)	8.15	(2.23)	(.33)	.27

Less distributions:
Dividends from net investment income	—		(.02)	(.09)	(.57)	(1.39)	—

Total distributions	—		(.02)	(.09)	(.57)	(1.39)	—

Net asset value, end of period	$15.45		$15.00	$25.05	$16.99	$19.79	$21.51

Total Return[c]	3.00%		(40.05% )	47.96%	(11.28% )	(1.40% )	1.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,713		$14,309	$12,127	$13,640	$23,929	$19,648

Ratios to average net assets:
Net investment income (loss)	(1.58%	)	(1.61% )	0.08%	3.40%	3.35%	1.49%
Total expenses	1.71%		1.75%	1.70%	1.68%	1.64%	1.63%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	33

5

FUND PROFILE (Unaudited)
June 30, 2010

S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index (the “underlying index”).
Inception: October 1, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	1.3%
Apple, Inc.	1.0%
Microsoft Corp.	0.8%
Procter & Gamble Co.	0.8%
Johnson & Johnson	0.7%
International Business Machines Corp.	0.7%
General Electric Co.	0.7%
JPMorgan Chase & Co.	0.7%
Bank of America Corp.	0.6%
AT&T, Inc.	0.6%

Top Ten Total	7.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
34	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

6

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 41.0%

INFORMATION TECHNOLOGY - 7.7%
Apple, Inc.*	616	$154,942
Microsoft Corp.	5,180	119,192
International Business Machines Corp.	870	107,428
Cisco Systems, Inc.*	3,880	82,683
Intel Corp.	3,780	73,521
Google, Inc. — Class A*	160	71,192
Hewlett-Packard Co.	1,590	68,815
Oracle Corp.	2,660	57,084
QUALCOMM, Inc.	1,120	36,781
EMC Corp.*	1,400	25,620
Visa, Inc. — Class A	307	21,720
Texas Instruments, Inc.	830	19,322
Corning, Inc.	1,060	17,119
eBay, Inc.*	767	15,041
Dell, Inc.*	1,170	14,110
Automatic Data Processing, Inc.	340	13,688
Mastercard, Inc. — Class A	68	13,568
Yahoo!, Inc.*	800	11,064
Applied Materials, Inc.	910	10,938
Motorola, Inc.*	1,580	10,302
Cognizant Technology Solutions Corp. — Class A*	200	10,012
Broadcom Corp. — Class A	287	9,462
Adobe Systems, Inc.*	358	9,462
NetApp, Inc.*	230	8,581
Juniper Networks, Inc.*	360	8,215
Xerox Corp.	940	7,558
Symantec Corp.*	540	7,495
Intuit, Inc.*	210	7,302
Salesforce.com, Inc.*	80	6,866
Western Union Co.	460	6,859
Agilent Technologies, Inc.*	240	6,823
SanDisk Corp.*	162	6,815
Fidelity National Information Services, Inc.	230	6,169
Paychex, Inc.	220	5,713
Citrix Systems, Inc.*	134	5,659
Analog Devices, Inc.	200	5,572
Altera Corp.	206	5,111
CA, Inc.	270	4,968
Micron Technology, Inc.*	577	4,899
Western Digital Corp.*	162	4,886
Akamai Technologies, Inc.*	119	4,828
Xilinx, Inc.	190	4,799
Amphenol Corp. — Class A	118	4,635
Fiserv, Inc.*	100	4,566
Computer Sciences Corp.	100	4,525
BMC Software, Inc.*	120	4,156
Linear Technology Corp.	147	4,088
NVIDIA Corp.*	388	3,961
Autodesk, Inc.*	160	3,898
Red Hat, Inc.*	130	3,762
Harris Corp.	88	3,665

		MARKET
	SHARES	VALUE

Microchip Technology, Inc.	130	$3,606
Teradata Corp.*	110	3,353
McAfee, Inc.*	109	3,348
SAIC, Inc.*	200	3,348
KLA-Tencor Corp.	120	3,346
VeriSign, Inc.*	120	3,186
Electronic Arts, Inc.*	220	3,168
FLIR Systems, Inc.*	100	2,909
Advanced Micro Devices, Inc.*	380	2,782
National Semiconductor Corp.	160	2,154
LSI Corp.*	440	2,024
Novellus Systems, Inc.*	70	1,775
Total System Services, Inc.	130	1,768
Jabil Circuit, Inc.	129	1,716
Tellabs, Inc.	260	1,661
Molex, Inc.	90	1,642
Lexmark International, Inc. — Class A*	47	1,552
MEMC Electronic Materials, Inc.*	150	1,482
JDS Uniphase Corp.*	147	1,446
Novell, Inc.*	240	1,363
QLogic Corp.*	80	1,330
Compuware Corp.*	150	1,197
Teradyne, Inc.*	120	1,170
Monster Worldwide, Inc.*	90	1,049

Total Information Technology		1,181,815

FINANCIALS - 6.7%
JPMorgan Chase & Co.	2,710	99,213
Bank of America Corp.	6,820	98,003
Berkshire Hathaway, Inc. — Class B*	1,160	92,440
Wells Fargo & Co.	3,540	90,624
Citigroup, Inc.*	15,370	57,791
Goldman Sachs Group, Inc.	350	45,944
American Express Co.	816	32,395
U.S. Bancorp	1,300	29,055
Morgan Stanley	950	22,049
MetLife, Inc.	560	21,145
Bank of New York Mellon Corp.	820	20,246
PNC Financial Services Group, Inc.	357	20,170
Prudential Financial, Inc.	320	17,171
Travelers Companies, Inc.	340	16,745
Simon Property Group, Inc.	200	16,150
Aflac, Inc.	320	13,654
Capital One Financial Corp.	310	12,493
BB&T Corp.	470	12,366
State Street Corp.	340	11,499
CME Group, Inc. — Class A	40	11,262
Chubb Corp.	220	11,002
Allstate Corp.	370	10,630
Charles Schwab Corp.	670	9,501
Progressive Corp.	460	8,611
Franklin Resources, Inc.	99	8,533
Marsh & McLennan Companies, Inc.	372	8,389

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	35

7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Vornado Realty Trust	110	$8,024
Loews Corp.	240	7,994
SunTrust Banks, Inc.	340	7,922
Public Storage	90	7,912
Equity Residential	190	7,912
T. Rowe Price Group, Inc.	178	7,901
Northern Trust Corp.	160	7,472
AON Corp.	180	6,682
Hartford Financial Services Group, Inc.	300	6,639
Fifth Third Bancorp	540	6,637
HCP, Inc.	200	6,450
Boston Properties, Inc.	90	6,421
Ameriprise Financial, Inc.	170	6,142
Host Hotels & Resorts, Inc.	451	6,079
Invesco Ltd.	320	5,386
Regions Financial Corp.	810	5,330
AvalonBay Communities, Inc.	56	5,229
IntercontinentalExchange, Inc.*	46	5,199
Discover Financial Services	370	5,173
Principal Financial Group, Inc.	218	5,110
Lincoln National Corp.	210	5,101
M&T Bank Corp.	60	5,097
Ventas, Inc.	107	5,024
Unum Group	227	4,926
NYSE Euronext	178	4,918
KeyCorp	600	4,614
Comerica, Inc.	120	4,420
Genworth Financial, Inc. — Class A*	327	4,274
Hudson City Bancorp, Inc.	316	3,868
Kimco Realty Corp.	279	3,750
Plum Creek Timber Company, Inc.	106	3,660
XL Capital Ltd. — Class A	227	3,634
SLM Corp.*	327	3,397
People’s United Financial, Inc.	250	3,375
Health Care REIT, Inc.	80	3,370
ProLogis	320	3,242
American International Group, Inc.*	87	2,996
Legg Mason, Inc.	106	2,971
Cincinnati Financial Corp.	110	2,846
Torchmark Corp.	57	2,822
Assurant, Inc.	80	2,776
Huntington Bancshares, Inc.	490	2,715
Moody’s Corp.	129	2,570
Marshall & Ilsley Corp.	357	2,563
Leucadia National Corp.*	130	2,536
CB Richard Ellis Group, Inc. — Class A*	177	2,409
Zions Bancorp	110	2,373
First Horizon National Corp.*	160	1,833
NASDAQ OMX Group, Inc.*	100	1,778
E*Trade Financial Corp.*	130	1,536

		MARKET
	SHARES	VALUE

Apartment Investment & Management Co. — Class A	78	$1,511
Federated Investors, Inc. — Class B	60	1,243
Janus Capital Group, Inc.	120	1,066

Total Financials		1,033,909

HEALTH CARE - 5.0%
Johnson & Johnson	1,880	111,033
Pfizer, Inc.	5,480	78,145
Merck & Company, Inc.	2,120	74,136
Abbott Laboratories	1,050	49,119
Amgen, Inc.*	650	34,190
Bristol-Myers Squibb Co.	1,172	29,230
Medtronic, Inc.	750	27,203
Eli Lilly & Co.	690	23,115
UnitedHealth Group, Inc.	770	21,868
Gilead Sciences, Inc.*	610	20,911
Express Scripts, Inc. — Class A*	370	17,397
Medco Health Solutions, Inc.*	310	17,075
Baxter International, Inc.	407	16,540
Celgene Corp.*	310	15,754
WellPoint, Inc.*	290	14,190
Thermo Fisher Scientific, Inc.*	280	13,734
Allergan, Inc.	210	12,235
McKesson Corp.	180	12,089
Becton Dickinson and Co.	160	10,819
Stryker Corp.	190	9,511
Intuitive Surgical, Inc.*	30	9,469
Genzyme Corp.*	180	9,139
Biogen Idec, Inc.*	180	8,541
Cardinal Health, Inc.	249	8,369
St. Jude Medical, Inc.*	220	7,940
Aetna, Inc.	290	7,650
Zimmer Holdings, Inc.*	140	7,567
Hospira, Inc.*	110	6,320
AmerisourceBergen Corp. — Class A	190	6,032
Boston Scientific Corp.*	1,030	5,974
CIGNA Corp.	190	5,901
Forest Laboratories, Inc.*	210	5,760
Life Technologies Corp.*	119	5,623
Humana, Inc.*	120	5,480
Laboratory Corporation of America Holdings*	70	5,275
Quest Diagnostics, Inc.	100	4,977
CR Bard, Inc.	60	4,652
DaVita, Inc.*	70	4,371
Millipore Corp.*	40	4,266
Varian Medical Systems, Inc.*	80	4,182
Waters Corp.*	60	3,882
Cerner Corp.*	50	3,794
Mylan, Inc.*	210	3,578
DENTSPLY International, Inc.	100	2,991
CareFusion Corp.*	120	2,724
Watson Pharmaceuticals, Inc.*	67	2,718

36	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

8

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARE	VALUE

Cephalon, Inc.*	47	$2,667
Coventry Health Care, Inc.*	100	1,768
Patterson Companies, Inc.	59	1,683
PerkinElmer, Inc.	80	1,654
Tenet Healthcare Corp.*	297	1,289
King Pharmaceuticals, Inc.*	167	1,268

Total Health Care		765,798

CONSUMER STAPLES - 4.7%
Procter & Gamble Co.	1,960	117,561
Coca-Cola Co.	1,570	78,688
Wal-Mart Stores, Inc.	1,410	67,779
PepsiCo, Inc.	1,100	67,045
Philip Morris International, Inc.	1,260	57,758
Kraft Foods, Inc. — Class A	1,187	33,236
Altria Group, Inc.	1,417	28,397
CVS Caremark Corp.	930	27,268
Colgate-Palmolive Co.	330	25,991
Walgreen Co.	670	17,889
Kimberly-Clark Co.	280	16,976
Costco Wholesale Corp.	297	16,285
General Mills, Inc.	450	15,984
Sysco Corp.	400	11,428
Archer-Daniels-Midland Co.	440	11,361
HJ Heinz Co.	220	9,508
Kroger Co.	440	8,664
Kellogg Co.	170	8,551
Avon Products, Inc.	287	7,606
Lorillard, Inc.	100	7,198
ConAgra Foods, Inc.	299	6,973
Mead Johnson Nutrition Co. — Class A	137	6,866
Dr Pepper Snapple Group, Inc.	170	6,356
Sara Lee Corp.	450	6,345
Clorox Co.	100	6,216
Reynolds American, Inc.	110	5,733
Coca-Cola Enterprises, Inc.	220	5,689
Hershey Co.	110	5,272
Safeway, Inc.	260	5,112
JM Smucker Co.	79	4,757
Molson Coors Brewing Co. — Class B	110	4,660
Campbell Soup Co.	130	4,658
Whole Foods Market, Inc.*	120	4,322
Estee Lauder Companies, Inc. — Class A	76	4,235
Brown-Forman Corp. — Class B	70	4,006
Tyson Foods, Inc. — Class A	210	3,442
McCormick & Company, Inc.	90	3,416
Constellation Brands, Inc. — Class A*	130	2,031
Hormel Foods Corp.	50	2,024
SUPERVALU, Inc.	138	1,496
Dean Foods Co.*	120	1,208

Total Consumer Staples		729,990

		MARKET
	SHARE	VALUE

ENERGY - 4.4%
Exxon Mobil Corp.	3,473	$198,216
Chevron Corp.	1,370	92,968
ConocoPhillips	1,012	49,679
Schlumberger Ltd.	810	44,825
Occidental Petroleum Corp.	547	42,201
Apache Corp.	230	19,364
Devon Energy Corp.	300	18,276
EOG Resources, Inc.	170	16,723
Halliburton Co.	617	15,147
Marathon Oil Corp.	480	14,923
Anadarko Petroleum Corp.	340	12,271
Baker Hughes, Inc.	290	12,055
Hess Corp.	200	10,068
Southwestern Energy Co.*	242	9,351
National Oilwell Varco, Inc.	280	9,260
Chesapeake Energy Corp.	440	9,218
Spectra Energy Corp.	440	8,831
Williams Companies, Inc.	400	7,312
Peabody Energy Corp.	180	7,043
Noble Energy, Inc.	116	6,998
Valero Energy Corp.	380	6,832
Murphy Oil Corp.	130	6,442
Smith International, Inc.	170	6,401
Cameron International Corp.*	170	5,528
El Paso Corp.	480	5,333
Consol Energy, Inc.	150	5,064
Pioneer Natural Resources Co.	80	4,756
Range Resources Corp.	109	4,376
FMC Technologies, Inc.*	80	4,213
Denbury Resources, Inc.*	270	3,953
QEP Resources, Inc.*	120	3,700
Nabors Industries Ltd.*	189	3,330
Diamond Offshore Drilling, Inc.	50	3,110
Sunoco, Inc.	78	2,712
Helmerich & Payne, Inc.	70	2,556
Cabot Oil & Gas Corp.	70	2,192
Massey Energy Co.	70	1,915
Rowan Companies, Inc.*	78	1,711
Tesoro Corp.	97	1,132

Total Energy		679,985

INDUSTRIALS - 4.3%
General Electric Co.	7,260	104,689
United Technologies Corp.	627	40,699
United Parcel Service, Inc. — Class B	670	38,116
3M Co.	477	37,678
Boeing Co.	520	32,630
Caterpillar, Inc.	434	26,070
Union Pacific Corp.	340	23,633
Emerson Electric Co.	507	22,151
Honeywell International, Inc.	519	20,257
Deere & Co.	287	15,980
Lockheed Martin Corp.	210	15,645
General Dynamics Corp.	259	15,167

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	37

9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

FedEx Corp.	210	$14,723
Danaher Corp.	360	13,363
Norfolk Southern Corp.	250	13,263
CSX Corp.	260	12,904
Raytheon Co.	260	12,581
Northrop Grumman Corp.	200	10,888
Illinois Tool Works, Inc.	259	10,692
Waste Management, Inc.	327	10,232
Precision Castparts Corp.	99	10,189
PACCAR, Inc.	249	9,928
Cummins, Inc.	137	8,923
Eaton Corp.	110	7,198
Republic Services, Inc. — Class A	220	6,541
CH Robinson Worldwide, Inc.	110	6,123
Parker Hannifin Corp.	110	6,101
Goodrich Corp.	90	5,963
Rockwell Collins, Inc.	110	5,844
L-3 Communications Holdings, Inc.	80	5,667
Southwest Airlines Co.	507	5,633
ITT Corp.	120	5,390
Dover Corp.	127	5,307
Fluor Corp.	120	5,100
Rockwell Automation, Inc.	100	4,909
Expeditors International of Washington, Inc.	140	4,831
Fastenal Co.	90	4,517
WW Grainger, Inc.	40	3,978
Stericycle, Inc.*	60	3,935
First Solar, Inc.*	30	3,415
Flowserve Corp.	40	3,392
Roper Industries, Inc.	60	3,358
Jacobs Engineering Group, Inc.*	90	3,280
Textron, Inc.	192	3,258
Pitney Bowes, Inc.	140	3,074
Quanta Services, Inc.*	140	2,891
Pall Corp.	80	2,750
Iron Mountain, Inc.	120	2,695
Masco Corp.	240	2,582
Avery Dennison Corp.	80	2,570
Equifax, Inc.	87	2,441
Robert Half International, Inc.	100	2,355
RR Donnelley & Sons Co.	140	2,292
Cintas Corp.	90	2,157
Dun & Bradstreet Corp.	30	2,014
Snap-On, Inc.	40	1,636
Ryder System, Inc.	40	1,609

Total Industrials		655,207

CONSUMER DISCRETIONARY - 4.1%
McDonald’s Corp.	730	48,085
Walt Disney Co.	1,333	41,990
Comcast Corp. — Class A	1,920	33,350
Home Depot, Inc.	1,140	32,000
Amazon.com, Inc.*	230	25,130

		MARKET
	SHARES	VALUE

Target Corp.	500	$24,585
Ford Motor Co.*	2,316	23,345
Time Warner, Inc.	770	22,261
DIRECTV — Class A*	620	21,030
Lowe’s Companies, Inc.	970	19,807
News Corp. — Class A*	1,532	18,323
NIKE, Inc. — Class B	260	17,563
Viacom, Inc. — Class B	410	12,862
Time Warner Cable, Inc. — Class A	240	12,499
Yum! Brands, Inc.	320	12,493
Starbucks Corp.	514	12,490
Johnson Controls, Inc.	458	12,306
TJX Companies, Inc.	280	11,746
Kohl’s Corp.*	207	9,833
Staples, Inc.	500	9,525
Carnival Corp.	290	8,770
Best Buy Company, Inc.	240	8,126
Coach, Inc.	209	7,639
Discovery Communications, Inc. — Class A*	200	7,142
Omnicom Group, Inc.	207	7,100
Bed Bath & Beyond, Inc.*	180	6,674
The Gap, Inc.	310	6,033
CBS Corp. — Class B	460	5,948
McGraw-Hill Companies, Inc.	210	5,909
Stanley Black & Decker, Inc.	110	5,557
Starwood Hotels & Resorts Worldwide, Inc.	130	5,386
Priceline.com, Inc.*	30	5,296
Mattel, Inc.	250	5,290
Macy’s, Inc.	287	5,137
Marriott International, Inc. — Class A	170	5,090
Genuine Parts Co.	110	4,340
Whirlpool Corp.	49	4,303
O’Reilly Automotive, Inc.*	90	4,280
VF Corp.	60	4,271
Ross Stores, Inc.	80	4,263
Limited Brands, Inc.	180	3,973
Fortune Brands, Inc.	100	3,918
AutoZone, Inc.*	20	3,864
Apollo Group, Inc. — Class A*	90	3,822
Wynn Resorts Ltd.	50	3,814
Darden Restaurants, Inc.	98	3,807
Hasbro, Inc.	90	3,699
Harley-Davidson, Inc.	160	3,557
Nordstrom, Inc.	108	3,477
H&R Block, Inc.	220	3,452
JC Penney Company, Inc.	160	3,437
Tiffany & Co.	90	3,412
Family Dollar Stores, Inc.	89	3,354
CarMax, Inc.*	160	3,184
International Game Technology	200	3,140
Urban Outfitters, Inc.*	87	2,992

38	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Polo Ralph Lauren Corp. — Class A	40	$2,918
Newell Rubbermaid, Inc.	190	2,782
Expedia, Inc.	140	2,629
Wyndham Worldwide Corp.	120	2,417
Interpublic Group of Companies, Inc.*	330	2,353
Scripps Networks Interactive, Inc. — Class A	57	2,299
Gannett Company, Inc.	159	2,140
DeVry, Inc.	40	2,100
Leggett & Platt, Inc.	100	2,006
GameStop Corp. — Class A*	100	1,879
Pulte Group, Inc.*	222	1,838
DR Horton, Inc.	186	1,828
Abercrombie & Fitch Co. — Class A	59	1,811
Sears Holdings Corp.*	28	1,810
RadioShack Corp.	90	1,756
Goodyear Tire & Rubber Co.*	170	1,690
Big Lots, Inc.*	50	1,605
Harman International Industries, Inc.*	50	1,494
Lennar Corp. — Class A	107	1,488
AutoNation, Inc.*	58	1,131
Meredith Corp.	30	934
Eastman Kodak Co.*	177	768
Office Depot, Inc.*	190	768
New York Times Co. — Class A*	80	692

Total Consumer Discretionary		637,815

UTILITIES - 1.5%
Southern Co.	558	18,570
Exelon Corp.	450	17,087
Dominion Resources, Inc.	410	15,883
Duke Energy Corp.	887	14,192
NextEra Energy, Inc.	280	13,653
Public Service Enterprise Group, Inc.	340	10,652
American Electric Power Company, Inc.	327	10,562
PG&E Corp.	247	10,152
Entergy Corp.	130	9,311
Consolidated Edison, Inc.	190	8,189
PPL Corp.	320	7,984
Progress Energy, Inc.	200	7,844
Sempra Energy	167	7,814
FirstEnergy Corp.	207	7,293
Edison International	220	6,978
Xcel Energy, Inc.	310	6,389
DTE Energy Co.	110	5,017
Constellation Energy Group, Inc.	140	4,515
AES Corp.*	450	4,158
Wisconsin Energy Corp.	78	3,958
Ameren Corp.	159	3,779

		MARKET
	SHARES	VALUE

CenterPoint Energy, Inc.	280	$3,685
Equities Corp.	100	3,614
NRG Energy, Inc.*	170	3,606
Northeast Utilities	119	3,032
Oneok, Inc.	70	3,027
SCANA Corp.	80	2,861
NiSource, Inc.	187	2,712
Pinnacle West Capital Corp.	70	2,545
Allegheny Energy, Inc.	120	2,482
Pepco Holdings, Inc.	150	2,352
CMS Energy Corp.	157	2,300
TECO Energy, Inc.	148	2,230
Integrys Energy Group, Inc.	50	2,187
Nicor, Inc.	27	1,093

Total Utilities		231,706

MATERIALS - 1.4%
E.I. du Pont de Nemours & Co.	618	21,377
Newmont Mining Co.	330	20,374
Freeport-McMoRan Copper & Gold, Inc. — Class B	320	18,922
Dow Chemical Co.	790	18,739
Monsanto Co.	370	17,101
Praxair, Inc.	210	15,958
Air Products & Chemicals, Inc.	140	9,073
Nucor Corp.	209	8,001
Ecolab, Inc.	160	7,186
Alcoa, Inc.	690	6,941
International Paper Co.	300	6,789
PPG Industries, Inc.	110	6,645
Weyerhaeuser Co.	140	4,928
Cliffs Natural Resources, Inc.	90	4,244
Sherwin-Williams Co.	60	4,151
Vulcan Materials Co.	90	3,945
Sigma-Aldrich Corp.	78	3,887
United States Steel Co.	100	3,855
Airgas, Inc.	57	3,545
CF Industries Holdings, Inc.	50	3,173
Ball Corp.	58	3,064
Allegheny Technologies, Inc.	67	2,961
Owens-Illinois, Inc.*	110	2,910
FMC Corp.	49	2,814
Eastman Chemical Co.	50	2,668
MeadWestvaco Corp.	120	2,664
Pactiv Corp.*	87	2,423
Sealed Air Corp.	110	2,169
International Flavors & Fragrances, Inc.	50	2,121
Bemis Company, Inc.	70	1,890
Titanium Metals Corp.*	60	1,055
AK Steel Holding Corp.	70	834

Total Materials		216,407

TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.	4,020	97,244
Verizon Communications, Inc.	1,920	53,798

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

American Tower Corp. — Class A*	270	$12,015
Sprint Nextel Corp.*	2,027	8,595
CenturyLink, Inc.	199	6,629
Qwest Communications International, Inc.	1,017	5,339
Windstream Corp.	330	3,485
Frontier Communications Corp.	210	1,493
MetroPCS Communications, Inc.*	179	1,466

Total Telecommunication Services		190,064

Total Common Stocks (Cost $3,963,240)		6,322,696

WARRANT(a) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	4	—

Total Consumer Discretionary		—

Total Warrant (Cost $—)		—

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 36.1%
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	$1,136,996	1,136,996
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	1,136,996	1,136,996
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	1,136,996	1,136,996
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	1,136,996	1,136,996
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,028,560	1,028,560

Total Repurchase Agreements (Cost $5,576,544)		5,576,544

Total Investments - 77.1% (Cost $9,539,784)		$11,899,240

Cash & Other Assets, Less Liabilities – 22.9%		3,528,825

Total Net Assets – 100.0%		$15,428,065

		UNREALIZED
	CONTRACTS	LOSS

FUTURES CONTRACTS PURCHASED(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $3,024,487)	59	$(204,016)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 S&P 500 Index Swap, Terminating 07/30/10†† (Notional Market Value $9,010,503)	8,742	$(90,886)
Morgan Stanley Capital Services, Inc. July 2010 S&P 500 Index Swap, Terminating 07/30/10†† (Notional Market Value $4,309,622)	4,181	(188,995)
Goldman Sachs International July 2010 S&P 500 Index Swap, Terminating 07/26/10†† (Notional Market Value $8,113,151)	7,871	(200,985)

(Total Notional Market Value $21,433,276)		$(480,866)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7. REIT — Real Estate Investment Trust
40	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$6,322,696
Repurchase agreements, at value	5,576,544

Total investments	11,899,240
Segregated cash with broker	4,629,473
Cash	24
Securities sold	5,322
Fund shares sold	1,148,017
Dividends	8,840

Total assets	17,690,916

Liabilities:
Unrealized depreciation on swap agreements	480,866
Swap settlement	10,216
Variation margin	33,407
Securities purchased	3,700
Fund shares redeemed	1,695,465
Management fees	12,078
Custodian fees	443
Transfer agent/maintenance fees	3,355
Distribution and service fees	3,355
Portfolio accounting fees	1,342
Other	18,624

Total liabilities	2,262,851

Net assets	$15,428,065

Net assets consist of:
Paid in capital	42,534,929
Accumulated net investment loss	(51,243)
Accumulated net realized loss on sale of investments	(28,730,195)
Net unrealized appreciation in value of investments	1,674,574

Net assets	15,428,065

Capital shares outstanding	202,988
Net asset value per share	$76.00

Investments, at cost	$3,963,240
Repurchase agreements, at cost	5,576,544

Total cost	$9,539,784
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$112,534
Interest	5,669

Total investment income	118,203

Expenses:
Management fees	91,219
Transfer agent and administrative fees	25,339
Distribution and service fees	25,339
Portfolio accounting fees	10,135
Trustees’ fees*	1,460
Audit and outside service fees	12,608
Miscellaneous	3,346

Total expenses	169,446

Net investment loss	(51,243)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	846,407
Equity index swaps	(972,793)
Futures contracts	(217,794)

Net realized loss	(344,180)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,447,155)
Equity index swaps	(728,748)
Futures contracts	(167,842)

Net unrealized depreciation	(2,343,745)

Net loss	(2,687,925)

Net decrease in net assets resulting from operations	$(2,739,168)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	41

 S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(51,243)	$(62,724)
Net realized gain (loss) during the period on investments	(344,180)	2,919,243
Net unrealized appreciation (depreciation) during the period on investments	(2,343,745)	2,173,257

Net increase (decrease) in net assets resulting from operations	(2,739,168)	5,029,776

Distributions to shareholders from:
Net investment income	—	(155,985)

Total distributions to shareholders	—	(155,985)

Capital share transactions:
Proceeds from sale of shares	167,050,478	637,340,527
Distributions reinvested	—	155,985
Cost of shares redeemed	(177,755,187)	(640,011,548)

Net decrease from capital share transactions	(10,704,709)	(2,515,036)

Net increase (decrease) in net assets	(13,443,877)	2,358,755
Net assets:
Beginning of period	28,871,942	26,513,187

End of period	$15,428,065	$28,871,942

Accumulated net investment loss at end of period	$(51,243)	$—

Capital share activity:
Shares sold	1,818,595	9,648,262 †
Shares reinvested	—	1,768 †
Shares redeemed	(1,937,662)	(9,758,459)†

†	Per share amounts for the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.
42	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009[d]	2008[d]	2007[d]	2006[d]	2005[d]

Per Share Data
Net asset value, beginning of period	$ 89.65	$61.59	$ 192.40	$217.10	$183.70	$198.30

Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.19)	.70	2.60	2.30	1.00
Net gain (loss) on securities (realized and unrealized)	(13.42)	28.76	(131.50)	(.80)	41.20	5.30

Total from investment operations	(13.65)	28.57	(130.80)	1.80	43.50	6.30

Less distributions:
Dividends from net investment income	—	(.51)	—	(2.30)	(2.00)	(.20)
Distributions from realized gains	—	—	—	(24.20)	(8.10)	(20.70)

Total distributions	—	(.51)	—	26.50	(10.10)	(20.90)

Net asset value, end of period	$ 76.00	$89.65	$ 61.59	$192.40	$217.10	$183.70

Total Return[c]	(15.21% )	46.40%	(67.98% )	0.61%	23.70%	3.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,428	$28,872	$26,513	$36,429	$37,663	$25,397

Ratios to average net assets:
Net investment income (loss)	(0.51% )	(0.30% )	0.56%	1.12%	1.13%	0.55%
Total expenses	1.67%	1.71%	1.67%	1.62%	1.64%	1.65%

Portfolio turnover rate	37%	204%	305%	104%	168%	585%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period:

December 31, 2004 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	43

FUND PROFILE (Unaudited)
June 30, 2010

NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”).
Inception: October 1, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	14.3%
Microsoft Corp.	3.1%
Google, Inc. — Class A	3.0%
QUALCOMM, Inc.	2.9%
Oracle Corp.	2.0%
Cisco Systems, Inc.	2.0%
Teva Pharmaceutical Industries Ltd. ADR	1.7%
Intel Corp.	1.7%
Amazon.com, Inc.	1.4%
Gilead Sciences, Inc.	1.4%

Top Ten Total	33.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

44	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 71.8%

INFORMATION TECHNOLOGY - 45.2%
Apple, Inc.*	9,883	$2,485,871
Microsoft Corp.	23,500	540,735
Google, Inc. — Class A*	1,175	522,816
QUALCOMM, Inc.	15,410	506,064
Oracle Corp.	16,331	350,463
Cisco Systems, Inc.*	15,900	338,829
Intel Corp.	15,170	295,057
Research In Motion Ltd.*	4,339	213,739
eBay, Inc.*	7,596	148,958
Baidu, Inc. ADR*	2,120	144,330
Cognizant Technology Solutions Corp. — Class A*	2,274	113,836
Automatic Data Processing, Inc.	2,770	111,520
Intuit, Inc.*	3,080	107,092
Adobe Systems, Inc.*	4,017	106,169
NetApp, Inc.*	2,814	104,990
Broadcom Corp. — Class A	3,126	103,064
Activision Blizzard, Inc.	8,650	90,739
Symantec Corp.*	6,510	90,359
Altera Corp.	3,312	82,171
SanDisk Corp.*	1,821	76,609
Marvell Technology Group Ltd.*	4,787	75,443
Citrix Systems, Inc.*	1,723	72,762
Xilinx, Inc.	2,860	72,244
Yahoo!, Inc.*	5,190	71,778
CA, Inc.	3,850	70,840
Paychex, Inc.	2,670	69,340
Fiserv, Inc.*	1,490	68,033
Dell, Inc.*	5,616	67,729
Applied Materials, Inc.	5,408	65,004
Linear Technology Corp.	2,330	64,797
BMC Software, Inc.*	1,640	56,793
Infosys Technologies Ltd. ADR	846	50,684
Seagate Technology*	3,790	49,422
Check Point Software Technologies Ltd.*	1,600	47,168
Autodesk, Inc.*	1,860	45,310
KLA-Tencor Corp.	1,610	44,887
NVIDIA Corp.*	4,380	44,720
Lam Research Corp.*	1,020	38,821
Maxim Integrated Products, Inc.	2,320	38,814
Flextronics International Ltd.*	6,890	38,584
Electronic Arts, Inc.*	2,586	37,238
FLIR Systems, Inc.*	1,252	36,421
VeriSign, Inc.*	1,340	35,577
Microchip Technology, Inc.	1,190	33,011
Logitech International S.A.*	1,340	17,969

Total Information Technology		7,846,800

		MARKET
	SHARES	VALUE

HEALTH CARE - 11.0%
Teva Pharmaceutical Industries Ltd. ADR	5,750	$298,943
Gilead Sciences, Inc.*	6,830	234,132
Amgen, Inc.*	3,480	183,048
Celgene Corp.*	3,560	180,919
Express Scripts, Inc. — Class A*	3,810	179,146
Genzyme Corp.*	2,606	132,307
Biogen Idec, Inc.*	2,260	107,237
Intuitive Surgical, Inc.*	296	93,424
Life Technologies Corp.*	1,445	68,276
Vertex Pharmaceuticals, Inc.*	1,650	54,285
Cerner Corp.*	640	48,570
Warner Chilcott plc — Class A*	1,964	44,877
Mylan, Inc.*	2,452	41,782
Illumina, Inc.*	936	40,744
Henry Schein, Inc.*	706	38,759
QIAGEN N.V.*	1,826	35,096
DENTSPLY International, Inc.	1,090	32,602
Cephalon, Inc.*	570	32,348
Hologic, Inc.*	2,127	29,629
Patterson Companies, Inc.	916	26,133

Total Health Care		1,902,257

CONSUMER DISCRETIONARY - 10.4%
Amazon.com, Inc.*	2,297	250,970
Starbucks Corp.	8,073	196,174
Comcast Corp. — Class A	11,280	195,934
DIRECTV — Class A*	5,030	170,618
News Corp. — Class A*	11,090	132,636
Bed Bath & Beyond, Inc.*	2,760	102,341
Wynn Resorts Ltd.	1,048	79,931
Staples, Inc.	3,823	72,828
Priceline.com, Inc.*	390	68,851
Mattel, Inc.	3,246	68,685
Sears Holdings Corp.*	938	60,642
Ross Stores, Inc.	970	51,691
O’Reilly Automotive, Inc.*	1,066	50,699
Apollo Group, Inc. — Class A*	1,190	50,539
Urban Outfitters, Inc.*	1,314	45,189
Liberty Media Corp.- Interactive*	4,275	44,888
Virgin Media, Inc.	2,631	43,911
Garmin Ltd.	1,450	42,311
Expedia, Inc.	2,180	40,940
DISH Network Corp. — Class A	1,682	30,528

Total Consumer Discretionary		1,800,306

INDUSTRIALS - 3.2% PACCAR, Inc.	3,192	127,265
CH Robinson Worldwide, Inc.	1,280	71,245
First Solar, Inc.*	580	66,021

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	45

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Expeditors International of Washington, Inc.	1,633	$56,355
Fastenal Co.	1,096	55,008
Stericycle, Inc.*	690	45,250
Joy Global, Inc.	790	39,571
Cintas Corp.	1,438	34,469
J.B. Hunt Transport Services, Inc.	990	32,343
Foster Wheeler AG*	1,040	21,903

Total Industrials		549,430

TELECOMMUNICATION SERVICES - 1.2% Vodafone Group plc – SP ADR	5,080	105,004
Millicom International Cellular S.A.	820	66,477
NII Holdings, Inc.*	1,266	41,170

Total Telecommunication Services		212,651

CONSUMER STAPLES - 0.6% Costco Wholesale Corp.	1,810	99,242

MATERIALS - 0.2% Sigma-Aldrich Corp.	910	45,345

Total Common Stocks (Cost $6,282,217)		12,456,031

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 4.5%
UBS Financial Services, Inc.
issued 06/30/10 at 0.01%
due 07/01/10	$158,040	158,040
Morgan Stanley
issued 06/30/10 at 0.01%
due 07/01/10	158,040	158,040
Mizuho Financial Group, Inc.
issued 06/30/10 at 0.00%
due 07/01/10	158,040	158,040
HSBC Group
issued 06/30/10 at 0.00%
due 07/01/10	158,040	158,040
Credit Suisse Group
issued 06/30/10 at 0.01%
due 07/01/10	142,968	142,968

Total Repurchase Agreements (Cost $775,128)		775,128

Total Investments - 76.3% (Cost $7,057,345)		$13,231,159

Cash & Other Assets, Less Liabilities – 23.7%		4,104,999

Total Net Assets – 100.0%		$17,336,158

		UNREALIZED
	CONTRACTS	LOSS

FUTURE CONTRACTS PURCHASED(a)
September 2010 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Market Value of Contracts $3,750,300)	108	$(94,369)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC
July 2010 NASDAQ-100 Index
Swap, Terminating 07/30/10††
(Notional Market Value $4,881,142)	2,807	$(69,945)
Morgan Stanley Capital Services, Inc.
July 2010 NASDAQ-100 Index
Swap, Terminating 07/30/10††
(Notional Market Value $1,387,213)	798	(112,930)
Goldman Sachs International
July 2010 NASDAQ-100 Index
Swap, Terminating 07/26/10††
(Notional Market Value $12,123,222)	6,971	(675,387)

(Total Notional Market Value $18,391,577)		$(858,262)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

ADR — American Depositary Receipt

plc — Public Limited Company
46	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$12,456,031
Repurchase agreements, at value	775,128

Total investments	13,231,159
Segregated cash with broker	3,922,064
Securities sold	1,966,869
Fund shares sold	19,419
Dividends	6,976

Total assets	19,146,487

Liabilities:
Unrealized depreciation on swap agreements	858,262
Variation margin	63,254
Fund shares redeemed	827,352
Management fees	17,784
Custodian fees	652
Transfer agent/maintenance fees	4,940
Distribution and service fees	4,940
Portfolio accounting fees	1,976
Licensing fees	6,057
Other	25,112

Total liabilities	1,810,329

Net assets	$17,336,158

Net assets consist of:
Paid in capital	39,556,824
Accumulated net investment loss	(179,214)
Accumulated net realized loss on sale of investments	(27,262,635)
Net unrealized appreciation in value of investments	5,221,183

Net assets	17,336,158

Capital shares outstanding	1,133,421
Net asset value per share	$15.30

Investments, at cost	$6,282,217
Repurchase agreements, at cost	775,128

Total cost	$7,057,345
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $905)	$75,107
Interest	5,651

Total investment income	80,758

Expenses:
Management fees	136,811
Transfer agent and administrative fees	38,003
Distribution and service fees	38,003
Portfolio accounting fees	15,201
Trustees’ fees*	2,126
Audit and outside service fees	17,298
Miscellaneous	12,530

Total expenses	259,972

Net investment loss	(179,214)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,184,243
Equity index swaps	2,525,033
Futures contracts	(1,198,217)

Net realized gain	3,511,059

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(3,986,121)
Equity index swaps	(1,914,744)
Futures contracts	(642,059)

Net unrealized depreciation	(6,542,924)

Net loss	(3,031,865)

Net decrease in net assets resulting from operations	$(3,211,079)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	47

 NASDAQ-100® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(179,214)	$(326,556)
Net realized gain during the period on investments	3,511,059	10,340,720
Net unrealized appreciation (depreciation) during the period on investments	(6,542,924)	9,318,556

Net increase (decrease) in net assets resulting from operations	(3,211,079)	19,332,720

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	155,120,663	321,577,003
Cost of shares redeemed	(170,685,606)	(328,145,035)

Net decrease from capital share transactions	(15,564,943)	(6,568,032)

Net increase (decrease) in net assets	(18,776,022)	12,764,688
Net Assets:
Beginning of period	36,112,180	23,347,492

End of period	$17,336,158	$36,112,180

Accumulated net investment loss at end of period	$(179,214)	$—

Capital share activity:
Shares sold	8,567,306	29,248,186
Shares redeemed	(9,455,950)	(30,071,865)
48	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009		2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$17.86		$8.20		$29.98	$23.46	$22.39	$23.09

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)		(.14)		(.10)	.13	.03	(.09)
Net gain (loss) on securities (realized and unrealized)	(2.45)		9.80		(21.66)	6.49	1.06	(.61)

Total from investment operations	(2.56)		9.66		(21.76)	6.62	1.09	(.70)

Less distributions:
Dividends from net investment income	—		—		(.02)	(.10)	(.02)	—

Total distributions	—		—		(.02)	(.10)	(.02)	—

Net asset value, end of period	$15.30		$17.86		$ 8.20	$29.98	$23.46	$22.39

Total Return[c]	(14.33%	)	117.80%		(72.60% )	28.20%	4.86%	(3.03% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,336		$36,112		$23,347	$65,069	$29,673	$44,313

Ratios to average net assets:
Net investment income (loss)	(1.18%	)	(1.19%	)	(0.53% )	0.45%	0.14%	(0.42% )
Total expenses	1.71%		1.75%		1.72%	1.66%	1.65%	1.65%

Portfolio turnover rate	65%		80%		175%	203%	250%	343%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	49

FUND PROFILE (Unaudited)
June 30, 2010

MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Index (the “underlying index”).
Inception: October 1, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings

(% of Total Net Assets)

Vertex Pharmaceuticals, Inc.	0.6%
New York Community Bancorp, Inc.	0.6%
Newfield Exploration Co.	0.6%
Cree, Inc.	0.6%
Edwards Lifesciences Corp.	0.6%
Cimarex Energy Co.	0.6%
Sybase, Inc.	0.5%
F5 Networks, Inc.	0.5%
Lubrizol Corp.	0.5%
Dollar Tree, Inc.	0.5%

Top Ten Total	5.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
50	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 83.7%

FINANCIALS - 17.3%
New York Community Bancorp, Inc.	4,090	$62,454
Macerich Co.	1,220	45,531
Federal Realty Investment Trust	579	40,686
Nationwide Health Properties, Inc.	1,130	40,420
SL Green Realty Corp.	730	40,179
Everest Re Group Ltd.	550	38,896
AMB Property Corp.	1,580	37,462
Rayonier, Inc.	750	33,015
WR Berkley Corp.	1,210	32,017
Reinsurance Group of America, Inc. — Class A	690	31,540
Eaton Vance Corp.	1,110	30,647
Liberty Property Trust	1,060	30,581
MSCI, Inc. — Class A*	1,090	29,866
Realty Income Corp.	980	29,724
Cullen	570	29,298
UDR, Inc.	1,510	28,886
Transatlantic Holdings, Inc.	600	28,776
Fidelity National Financial, Inc. — Class A	2,160	28,058
Old Republic International Corp.	2,260	27,414
Essex Property Trust, Inc.	280	27,311
HCC Insurance Holdings, Inc.	1,079	26,716
Alexandria Real Estate Equities, Inc.	420	26,615
Regency Centers Corp.	770	26,488
Duke Realty Corp.	2,320	26,332
Jones Lang LaSalle, Inc.	390	25,600
Affiliated Managers Group, Inc.*	420	25,524
Camden Property Trust	620	25,327
Commerce Bancshares, Inc.	690	24,833
SEI Investments Co.	1,210	24,636
First Niagara Financial Group, Inc.	1,960	24,559
Hospitality Properties Trust	1,160	24,476
Senior Housing Properties Trust	1,200	24,132
Jefferies Group, Inc.	1,140	24,031
Arthur J Gallagher & Co.	969	23,624
Raymond James Financial, Inc.	930	22,962
Mack-Cali Realty Corp.	740	22,000
Bank of Hawaii Corp.	450	21,758
BRE Properties, Inc.	580	21,419
Brown & Brown, Inc.	1,109	21,226
City National Corp.	410	21,004
Corporate Office Properties Trust SBI	549	20,730
Valley National Bancorp	1,510	20,566
Associated Banc-Corp	1,620	19,861
American Financial Group, Inc.	710	19,397
TCF Financial Corp.	1,160	19,268
Weingarten Realty Investors	980	18,669

		MARKET
	SHARES	VALUE

Highwoods Properties, Inc.	670	$18,599
Synovus Financial Corp.	7,320	18,593
Hanover Insurance Group, Inc.	420	18,270
Fulton Financial Corp.	1,860	17,949
StanCorp Financial Group, Inc.	440	17,838
Waddell & Reed Financial, Inc. — Class A	809	17,701
Omega Healthcare Investors, Inc.	870	17,339
FirstMerit Corp.	1,010	17,301
Washington Federal, Inc.	1,060	17,151
Protective Life Corp.	800	17,112
Apollo Investment Corp.	1,820	16,981
AmeriCredit Corp.*	910	16,580
SVB Financial Group*	390	16,080
Prosperity Bancshares, Inc.	440	15,290
Westamerica Bancorp	280	14,706
Mercury General Corp.	330	13,675
Potlatch Corp.	380	13,577
BancorpSouth, Inc.	689	12,319
First American Financial Corp.	970	12,300
Greenhill & Company, Inc.	200	12,226
Unitrin, Inc.	469	12,006
Webster Financial Corp.	630	11,302
NewAlliance Bancshares, Inc.	1,000	11,210
Trustmark Corp.	530	11,035
Astoria Financial Corp.	770	10,595
Wilmington Trust Corp.	860	9,537
International Bancshares Corp.	490	8,178
Cathay General Bancorp	740	7,644
Cousins Properties, Inc.	971	6,545
PacWest Bancorp	290	5,310
Equity One, Inc.	330	5,148

Total Financials		1,714,611

INFORMATION TECHNOLOGY - 12.6%
Cree, Inc.*	1,010	60,630
Sybase, Inc.*	820	53,021
F5 Networks, Inc.*	750	51,427
Lam Research Corp.*	1,190	45,291
Rovi Corp.*	960	36,394
Equinix, Inc.*	430	34,925
ANSYS, Inc.*	850	34,484
Avnet, Inc.*	1,430	34,477
Trimble Navigation Ltd.*	1,139	31,892
Alliance Data Systems Corp.*	500	29,760
Synopsys, Inc.*	1,391	29,030
Global Payments, Inc.	770	28,136
Lender Processing Services, Inc.	890	27,866
Hewitt Associates, Inc. — Class A*	780	26,879
Factset Research Systems, Inc.	390	26,126
Arrow Electronics, Inc.*	1,129	25,233
Broadridge Financial Solutions, Inc.	1,280	24,384
MICROS Systems, Inc.*	750	23,902
Solera Holdings, Inc.	660	23,892
Polycom, Inc.*	800	23,832

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Ingram Micro, Inc. — Class A*	1,550	$23,544
Itron, Inc.*	380	23,492
CommScope, Inc.*	890	21,155
AOL, Inc.*	1,000	20,790
Atmel Corp.*	4,327	20,770
Informatica Corp.*	859	20,513
Jack Henry & Associates, Inc.	800	19,104
TIBCO Software, Inc.*	1,560	18,814
NCR Corp.*	1,509	18,289
Silicon Laboratories, Inc.*	430	17,441
CoreLogic, Inc.	980	17,307
Tech Data Corp.*	480	17,098
Parametric Technology Corp.*	1,090	17,080
Diebold, Inc.	620	16,895
National Instruments Corp.	530	16,843
Cadence Design Systems, Inc.*	2,540	14,707
NeuStar, Inc. — Class A*	700	14,434
ADTRAN, Inc.	520	14,180
Intersil Corp. — Class A	1,160	14,048
Zebra Technologies Corp. — Class A*	540	13,700
Vishay Intertechnology, Inc.*	1,750	13,545
Gartner, Inc.*	570	13,252
Plantronics, Inc.	460	13,156
DST Systems, Inc.	350	12,649
International Rectifier Corp.*	660	12,283
Convergys Corp.*	1,160	11,380
Ciena Corp.*	870	11,032
Acxiom Corp.*	750	11,017
Quest Software, Inc.*	580	10,463
RF Micro Devices, Inc.*	2,549	9,967
Fairchild Semiconductor International, Inc. — Class A*	1,180	9,924
Semtech Corp.*	580	9,495
Fair Isaac Corp.	430	9,370
Mantech International Corp. — Class A*	209	8,897
Mentor Graphics Corp.*	1,000	8,850
Digital River, Inc.*	370	8,847
ValueClick, Inc.*	760	8,124
SRA International, Inc. — Class A*	410	8,065
Integrated Device Technology, Inc.*	1,530	7,573
Advent Software, Inc.*	150	7,044
ADC Telecommunications, Inc.*	910	6,743
ACI Worldwide, Inc.*	320	6,230

Total Information Technology		1,249,691

INDUSTRIALS - 12.3%
Joy Global, Inc.	970	48,587
AMETEK, Inc.	1,000	40,150
Bucyrus International, Inc. — Class A	760	36,062
Kansas City Southern*	960	34,896
Manpower, Inc.	770	33,249
Donaldson Company, Inc.	720	30,708
KBR, Inc.	1,509	30,693

		MARKET
	SHARES	VALUE

URS Corp.*	780	$30,693
Pentair, Inc.	930	29,946
J.B. Hunt Transport Services, Inc.	830	27,116
Shaw Group, Inc.*	790	27,034
Oshkosh Corp.*	840	26,174
Waste Connections, Inc.*	730	25,470
Aecom Technology Corp.*	1,080	24,905
SPX Corp.	470	24,821
BE Aerospace, Inc.*	959	24,387
AGCO Corp.*	869	23,437
Gardner Denver, Inc.	510	22,741
Copart, Inc.*	630	22,560
Hubbell, Inc. — Class B	560	22,226
IDEX Corp.	759	21,685
MSC Industrial Direct Co. — Class A	420	21,277
Carlisle Companies, Inc.	570	20,594
Corrections Corporation of America*	1,070	20,416
Lincoln Electric Holdings, Inc.	400	20,396
Regal-Beloit Corp.	360	20,081
Kennametal, Inc.	769	19,556
Timken Co.	750	19,492
Kirby Corp.*	509	19,469
Alliant Techsystems, Inc.*	310	19,239
FTI Consulting, Inc.*	440	19,180
Terex Corp.*	1,020	19,115
Lennox International, Inc.	459	19,081
Landstar System, Inc.	470	18,325
Wabtec Corp.	450	17,950
Nordson Corp.	320	17,946
Harsco Corp.	760	17,860
Thomas & Betts Corp.*	500	17,350
Graco, Inc.	570	16,068
Con-way, Inc.	510	15,310
Alaska Air Group, Inc.*	340	15,283
Acuity Brands, Inc.	420	15,280
Towers Watson & Co. — Class A	390	15,151
Clean Harbors, Inc.*	210	13,946
Valmont Industries, Inc.	190	13,805
Woodward Governor Co.	529	13,505
Crane Co.	440	13,292
Trinity Industries, Inc.	740	13,113
Alexander & Baldwin, Inc.	390	11,614
HNI Corp.	420	11,588
GATX Corp.	429	11,446
JetBlue Airways Corp.*	1,950	10,706
Herman Miller, Inc.	530	10,001
Deluxe Corp.	480	9,000
Werner Enterprises, Inc.	410	8,975
Brink’s Co.	450	8,564
Rollins, Inc.	410	8,483

52	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Corporate Executive Board Co.	320	$8,406
Granite Construction, Inc.	320	7,546
Mine Safety Appliances Co.	280	6,938
AirTran Holdings, Inc.*	1,269	6,155
Korn*	429	5,963
United Rentals, Inc.*	570	5,312
Navigant Consulting, Inc.*	479	4,972

Total Industrials		1,215,289

CONSUMER DISCRETIONARY - 11.5%
Dollar Tree, Inc.*	1,200	49,956
Netflix, Inc.*	390	42,374
BorgWarner, Inc.*	1,110	41,447
Advance Auto Parts, Inc.	820	41,148
Chipotle Mexican Grill, Inc. — Class A*	300	41,043
NVR, Inc.*	59	38,647
PetSmart, Inc.	1,110	33,489
Strayer Education, Inc.	129	26,818
LKQ Corp.*	1,340	25,835
Aeropostale, Inc.*	880	25,203
Williams-Sonoma, Inc.	1,010	25,068
Phillips-Van Heusen Corp.	530	24,523
Mohawk Industries, Inc.*	530	24,253
Gentex Corp.	1,310	23,554
Tupperware Brands Corp.	590	23,511
American Eagle Outfitters, Inc.	1,960	23,030
Panera Bread Co. — Class A*	300	22,587
ITT Educational Services, Inc.*	270	22,415
Hanesbrands, Inc.*	900	21,654
Toll Brothers, Inc.*	1,320	21,595
Dick’s Sporting Goods, Inc.*	850	21,156
Tractor Supply Co.	340	20,730
DreamWorks Animation SKG, Inc. — Class A*	710	20,270
J Crew Group, Inc.*	529	19,472
WMS Industries, Inc.*	490	19,232
Foot Locker, Inc.	1,469	18,539
Service Corporation International	2,390	17,686
Guess?, Inc.	549	17,151
Bally Technologies, Inc.*	520	16,843
Chico’s FAS, Inc.	1,680	16,598
Fossil, Inc.*	460	15,962
John Wiley & Sons, Inc. — Class A	410	15,855
Warnaco Group, Inc.*	420	15,179
Burger King Holdings, Inc.	870	14,651
Sotheby’s	630	14,408
Career Education Corp.*	620	14,272
Brinker International, Inc.	960	13,882
Dress Barn, Inc.*	560	13,334
Aaron’s, Inc.	765	13,059
Cheesecake Factory, Inc.*	570	12,688
Wendy’s — Class A	3,150	12,600

		MARKET
	SHARES	VALUE

Rent-A-Center, Inc.*	619	$12,541
Life Time Fitness, Inc.*	390	12,398
Lamar Advertising Co. — Class A*	500	12,260
Under Armour, Inc. — Class A*	360	11,927
Saks, Inc.*	1,510	11,461
Collective Brands, Inc.*	610	9,638
MDC Holdings, Inc.	350	9,432
AnnTaylor Stores Corp.*	549	8,932
Thor Industries, Inc.	370	8,788
Regis Corp.	539	8,392
Matthews International Corp. — Class A	280	8,198
Corinthian Colleges, Inc.*	830	8,175
KB Home	690	7,590
International Speedway Corp. — Class A	289	7,445
Bob Evans Farms, Inc.	290	7,140
American Greetings Corp. — Class A	370	6,941
Timberland Co. — Class A*	400	6,460
Ryland Group, Inc.	407	6,439
99 Cents Only Stores*	430	6,364
Scholastic Corp.	239	5,765
Scientific Games Corp. — Class A*	620	5,704
Barnes & Noble, Inc.	370	4,773
Boyd Gaming Corp.*	520	4,415
Harte-Hanks, Inc.	360	3,762
Coldwater Creek, Inc.*	550	1,848

Total Consumer Discretionary		1,138,505

HEALTH CARE - 10.4%
Vertex Pharmaceuticals, Inc.*	1,900	62,510
Edwards Lifesciences Corp.*	1,060	59,381
Henry Schein, Inc.*	860	47,214
Perrigo Co.	760	44,893
ResMed, Inc.*	710	43,175
Beckman Coulter, Inc.	660	39,791
Mettler-Toledo International, Inc.*	320	35,722
Universal Health Services, Inc. — Class B	910	34,717
Hologic, Inc.*	2,430	33,850
IDEXX Laboratories, Inc.*	540	32,886
Covance, Inc.*	610	31,305
Valeant Pharmaceuticals International*	590	30,851
Lincare Holdings, Inc.	930	30,234
Community Health Systems, Inc.*	889	30,057
Pharmaceutical Product Development, Inc.	1,110	28,205
Omnicare, Inc.	1,130	26,781
Mednax, Inc.*	440	24,468
Endo Pharmaceuticals Holdings, Inc.*	1,090	23,784

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Thoratec Corp.*	540	$23,074
Health Net, Inc.*	930	22,664
United Therapeutics Corp.*	460	22,453
Kinetic Concepts, Inc.*	589	21,504
Gen-Probe, Inc.*	470	21,347
Charles River Laboratories International, Inc.*	619	21,176
Techne Corp.	350	20,108
Teleflex, Inc.	370	20,084
VCA Antech, Inc.*	810	20,056
Health Management Associates, Inc. — Class A*	2,349	18,252
Hill-Rom Holdings, Inc.	590	17,954
Psychiatric Solutions, Inc.*	540	17,669
STERIS Corp.	560	17,405
Owens & Minor, Inc.	585	16,602
LifePoint Hospitals, Inc.*	519	16,297
Bio-Rad Laboratories, Inc. — Class A*	180	15,568
Immucor, Inc.*	660	12,573
Medicis Pharmaceutical Corp. — Class A	550	12,034
Masimo Corp.	500	11,905
WellCare Health Plans, Inc.*	399	9,472
Kindred Healthcare, Inc.*	370	4,751
Affymetrix, Inc.*	670	3,953

Total Health Care		1,026,725

MATERIALS - 5.5%
Lubrizol Corp.	640	51,398
Martin Marietta Materials, Inc.	429	36,384
Ashland, Inc.	740	34,351
Albemarle Corp.	860	34,151
Sonoco Products Co.	940	28,651
Valspar Corp.	930	28,012
Steel Dynamics, Inc.	2,030	26,776
Aptargroup, Inc.	640	24,205
Reliance Steel & Aluminum Co.	610	22,052
RPM International, Inc.	1,220	21,765
Packaging Corporation of America	970	21,359
Temple-Inland, Inc.	1,010	20,877
Scotts Miracle-Gro Co. — Class A	430	19,096
Rock-Tenn Co. — Class A	370	18,378
Cytec Industries, Inc.	459	18,355
Greif, Inc. — Class A	320	17,773
Cabot Corp.	610	14,707
Silgan Holdings, Inc.	500	14,190
Commercial Metals Co.	1,070	14,145
Carpenter Technology Corp.	410	13,460
Olin Corp.	740	13,387
Sensient Technologies Corp.	470	12,187
NewMarket Corp.	110	9,605
Minerals Technologies, Inc.	180	8,557
Louisiana-Pacific Corp.*	1,190	7,961

		MARKET
	SHARES	VALUE

Intrepid Potash, Inc.*	390	$7,632
Worthington Industries, Inc.	570	7,330

Total Materials		546,744

UTILITIES - 5.3%
National Fuel Gas Co.	770	35,328
NSTAR	1,000	35,000
OGE Energy Corp.	910	33,270
Alliant Energy Corp.	1,040	33,010
MDU Resources Group, Inc.	1,770	31,913
Energen Corp.	680	30,144
DPL, Inc.	1,120	26,768
Questar Corp. — Class W*	1,640	26,486
UGI Corp.	1,030	26,203
AGL Resources, Inc.	729	26,113
N.V. Energy, Inc.	2,210	26,100
Atmos Energy Corp.	870	23,525
Aqua America, Inc.	1,290	22,807
Westar Energy, Inc.	1,040	22,474
Great Plains Energy, Inc.	1,270	21,615
Hawaiian Electric Industries, Inc.	879	20,024
Vectren Corp.	759	17,958
WGL Holdings, Inc.	480	16,334
Cleco Corp.	570	15,054
IDACORP, Inc.	450	14,971
Black Hills Corp.	370	10,534
PNM Resources, Inc.	810	9,056
Dynegy, Inc. — Class A*	950	3,658

Total Utilities		528,345

ENERGY - 4.9%
Newfield Exploration Co.*	1,250	61,075
Cimarex Energy Co.	790	56,548
Pride International, Inc.*	1,650	36,861
Arch Coal, Inc.	1,530	30,309
Forest Oil Corp.*	1,059	28,974
Plains Exploration & Production Co.*	1,320	27,205
Southern Union Co.	1,170	25,576
Oceaneering International, Inc.*	520	23,348
Mariner Energy, Inc.*	970	20,836
Tidewater, Inc.	490	18,973
Patterson-UTI Energy, Inc.	1,450	18,662
Unit Corp.*	380	15,424
Exterran Holdings, Inc.*	590	15,228
Superior Energy Services, Inc.*	740	13,816
Atwood Oceanics, Inc.*	530	13,526
Frontier Oil Corp.	990	13,316
Quicksilver Resources, Inc.*	1,120	12,320
Comstock Resources, Inc.*	440	12,197
Bill Barrett Corp.*	370	11,385
Helix Energy Solutions Group, Inc.*	860	9,262
Overseas Shipholding Group, Inc.	250	9,260
Patriot Coal Corp.*	710	8,342

Total Energy		482,443

54	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 MID-CAP 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES - 3.2%
Church & Dwight Company, Inc.	670	$42,016
Energizer Holdings, Inc.*	660	33,185
Ralcorp Holdings, Inc.*	520	28,496
Hansen Natural Corp.*	670	26,204
Green Mountain Coffee Roasters, Inc.*	990	25,443
Alberto-Culver Co. — Class B	800	21,672
Corn Products International, Inc.	710	21,513
Smithfield Foods, Inc.*	1,380	20,562
NBTY, Inc.*	599	20,372
BJ’s Wholesale Club, Inc.*	510	18,875
Flowers Foods, Inc.	720	17,589
Ruddick Corp.	380	11,776
Lancaster Colony Corp.	180	9,605
Universal Corp.	228	9,047
Tootsie Roll Industries, Inc.	250	5,912

Total Consumer Staples		312,267

TELECOMMUNICATION SERVICES - 0.7%
Telephone & Data Systems, Inc.	860	26,135
tw telecom, Inc.*	1,420	23,686
Syniverse Holdings, Inc.*	650	13,292
Cincinnati Bell, Inc.*	1,890	5,689

Total Telecommunication Services		68,802

Total Common Stocks (Cost $7,371,170)		8,283,422

WARRANT(a) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	155	8

Total Consumer Discretionary		8

Total Warrant (Cost $—)		8

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 15.5%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$314,143	314,143
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	314,143	314,143
HSBC Group
issued 06/30/10 at 0.00% due 07/01/10	314,143	314,143

	FACE	MARKET
	AMOUNT	VALUE

Mizuho Financial Group, Inc. issued 06/30/10 at 0.00%
due 07/01/10	$314,143	$314,143
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	284,183	284,183

Total Repurchase Agreements (Cost $1,540,755)		1,540,755

Total Investments - 99.2% (Cost $8,911,925)		$9,824,185

Cash & Other Assets, Less Liabilities – 0.8%		74,390

Total Net Assets – 100.0%		$9,898,575

		UNREALIZED
	CONTRACTS	LOSS

FUTURE CONTRACTS PURCHASED(a)
September 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market
Value of Contracts $4,821,880)	68	$(115,690)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 S&P MidCap 400 Index Swap, Terminating 07/30/10†† (Notional Market
Value $205,159)	288	$(1,641)
Morgan Stanley Capital Services, Inc. July 2010 S&P MidCap 400 Index Swap, Terminating 07/30/10†† (Notional Market
Value $473,332)	665	(26,484)
Goldman Sachs International July 2010 S&P MidCap 400 Index Swap, Terminating 07/26/10†† (Notional Market
Value $962,135)	1,352	(42,933)

(Total Notional Market Value $1,640,626)		$(71,058)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	55

 MID-CAP 1.5x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$8,283,430
Repurchase agreements, at value	1,540,755

Total investments	9,824,185
Segregated cash with broker	957,857
Securities sold	3,503
Dividends	8,048

Total assets	10,793,593

Liabilities:
Unrealized depreciation on swap agreements	71,058
Variation margin	36,449
Securities purchased	26,461
Fund shares redeemed	732,922
Management fees	9,486
Custodian fees	348
Transfer agent/maintenance fees	2,635
Distribution and service fees	2,635
Portfolio accounting fees	1,054
Other	11,970

Total liabilities	895,018

Net assets	$9,898,575

Net assets consist of:
Paid in capital	19,404,773
Accumulated net investment loss	(58,458)
Accumulated net realized loss on sale of investments	(10,173,252)
Net unrealized appreciation in value of investments	725,512

Net assets	9,898,575

Capital shares outstanding	690,045
Net asset value per share	$14.34

Investments, at cost	$7,371,170
Repurchase agreements, at cost	1,540,755

Total cost	$8,911,925
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$70,751
Interest	2,865

Total investment income	73,616

Expenses:
Management fees	71,029
Transfer agent and administrative fees	19,730
Distribution and service fees	19,730
Portfolio accounting fees	7,892
Trustees’ fees*	1,012
Audit and outside service fees	7,276
Miscellaneous	5,405

Total expenses	132,074

Net investment loss	(58,458)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(799,572)
Equity index swaps	1,081,699
Futures contracts	(83,554)

Net realized gain	198,573

Net unrealized appreciation (depreciation) during the period on:
Investment securities	205,295
Equity index swaps	(552,163)
Futures contracts	(137,096)

Net unrealized depreciation	(483,964)

Net loss	(285,391)

Net decrease in net assets resulting
from operations	$(343,849)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 MID-CAP 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(58,458)	$(56,342)
Net realized gain (loss) during the period on investments	198,573	(1,014,622)
Net unrealized appreciation (depreciation) during the period on investments	(483,964)	2,868,270

Net increase (decrease) in net assets resulting from operations	(343,849)	1,797,306

Distributions to shareholders from:
Net investment income	—	(7,999)

Total distributions to shareholders	—	(7,999)

Capital share transactions:
Proceeds from sale of shares	56,591,998	69,736,981
Distributions reinvested	—	7,999
Cost of shares redeemed	(60,725,774)	(70,308,441)

Net decrease from capital share transactions	(4,133,776)	(563,461)

Net increase (decrease) in net assets	(4,477,625)	1,225,846
Net assets:
Beginning of period	14,376,200	13,150,354

End of period	$9,898,575	$14,376,200

Accumulated net investment loss at end of period	$(58,458)	$—

Capital share activity:
Shares sold	3,509,232	6,229,476
Shares reinvested	—	572
Shares redeemed	(3,781,127)	(6,608,555)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	57

1

 MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$14.95	$ 9.81	$21.72	$24.20	$30.15	$26.50

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.07)	.01	.28	.11	(.02)
Net gain (loss) on securities (realized and unrealized)	(.55)	5.22	(11.92)	.65	3.23	3.75

Total from investment operations	(.61)	5.15	(11.91)	.93	3.34	3.73

Less distributions:
Dividends from net investment income	—	(.01)	—	(.40)	(.13)	—
Distributions from realized gains	—	—	—	(3.01)	(9.16)	(.08)

Total distributions	—	(.01)	—	(3.41)	(9.29)	(.08)

Net asset value, end of period	$14.34	$14.95	$ 9.81	$21.72	$24.20	$30.15

Total Return[c]	(4.02% )	52.40%	(54.83% )	3.60%	10.46%	14.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,899	$14,376	$13,150	$27,893	$38,986	$51,197

Ratios to average net assets:
Net investment income (loss)	(0.74% )	(0.58% )	0.07%	1.05%	0.34%	(0.05% )
Total expenses	1.67%	1.71%	1.66%	1.64%	1.64%	1.65%

Portfolio turnover rate	103%	61%	163%	368%	478%	573%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
58	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, future contracts, and options on index futures.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	59

3

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE MID-CAP STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 78.6%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$660,365	$660,365
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	660,365	660,365
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	660,365	660,365
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	660,365	660,365
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	597,387	597,387

Total Repurchase Agreements (Cost $3,238,847)		3,238,847

Total Investments - 78.6% (Cost $3,238,847)		$3,238,847

Cash & Other Assets, Less Liabilities – 21.4%		881,463

Total Net Assets – 100.0%		$4,120,310

		UNREALIZED
	CONTRACTS	GAIN

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $780,010)	11	$6,288

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International July 2010 S&P MidCap 400 Index Swap, Terminating 07/26/10†† (Notional Market Value
$2,308,023)	3,243	$102,915
Morgan Stanley Capital Services, Inc. July 2010 S&P MidCap 400 Index Swap, Terminating 07/30/10†† (Notional Market Value
$473,332)	665	26,412
Credit Suisse Capital LLC July 2010 S&P MidCap 400 Index Swap, Terminating 07/30/10†† (Notional Market Value
$586,621)	824	4,691

(Total Notional Market Value $3,367,976)		$134,018

†	Repurchase Agreements — See Note 6.

††	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
60	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

 INVERSE MID-CAP STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES  (Unaudited)
June 30, 2010

Assets:
Repurchase agreements, at value	$3,238,847

Total investments	3,238,847
Segregated cash with broker	745,954
Unrealized appreciation on swap agreements	134,018
Variation margin	4,560
Fund shares sold	24,981

Total assets	4,148,360

Liabilities:
Fund shares redeemed	19,606
Management fees	2,630
Custodian fees	96
Transfer agent/maintenance fees	731
Distribution and service fees	731
Portfolio accounting fees	292
Other	3,964

Total liabilities	28,050

Net assets	$4,120,310

Net assets consist of:
Paid in capital	7,593,508
Accumulated net investment loss	(28,189)
Accumulated net realized loss on sale of investments	(3,585,315)
Net unrealized appreciation in value of investments	140,306

Net assets	4,120,310
Capital shares outstanding	138,037
Net asset value per share	$29.85

Repurchase agreements, at cost	$3,238,847

Total cost	$3,238,847
STATEMENT OF
OPERATIONS  (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$2,279

Total investment income	2,279

Expenses:
Management fees	16,437
Transfer agent and administrative fees	4,566
Distribution and service fees	4,566
Portfolio accounting fees	1,827
Trustees’ fees*	222
Audit and outside service fees	2,088
Miscellaneous	762

Total expenses	30,468

Net investment loss	(28,189)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(440,236)
Futures contracts	(191,914)

Net realized loss	(632,150)

Net unrealized appreciation (depreciation) during the period on:
Equity index swaps	274,202
Futures contracts	6,010

Net unrealized appreciation	280,212

Net loss	(351,938)

Net decrease in net assets resulting from operations	$(380,127)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	61

 INVERSE MID-CAP STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(28,189)	$(62,322)
Net realized loss during the period on investments	(632,150)	(1,694,084)
Net unrealized appreciation during the period on investments	280,212	40,216

Net decrease in net assets resulting from operations	(380,127)	(1,716,190)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	21,081,332	42,842,573
Cost of shares redeemed	(21,258,024)	(41,261,796)

Net increase (decrease) from capital share transactions	(176,692)	1,580,777

Net decrease in net assets	(556,819)	(135,413)
Net assets:
Beginning of period	4,677,129	4,812,542

End of period	$4,120,310	$4,677,129

Accumulated net investment loss at end of period	$(28,189)	$—

Capital Share Activity:
Shares sold	744,509	1,105,078
Shares redeemed	(760,864)	(1,053,510)
62	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$30.29	$46.80	$35.03	$36.96	$39.15	$44.03

Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.61)	.05	1.06	1.32	.70
Net gain (loss) on securities (realized and unrealized)	(.23)	(15.90)	12.04	(1.81)	(2.83)	(4.31)

Total from investment operations	(.44)	(16.51)	12.09	(.75)	(1.51)	(3.61)

Less distributions:
Dividends from net investment income	—	—	(.32)	(1.18)	(.68)	(1.27)

Total distributions	—	—	(.32)	(1.18)	(.68)	(1.27)

Net asset value, end of period	$29.85	$30.29	$46.80	$35.03	$36.96	$39.15

Total Return[c]	(1.45% )	(35.28% )	34.42%	(1.98% )	(3.83% )	(8.16% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,120	$4,677	$4,813	$3,029	$5,959	$2,846

Ratios to average net assets:
Net investment income (loss)	(1.54% )	(1.58% )	0.12%	3.04%	3.49%	1.65%
Total expenses	1.67%	1.71%	1.67%	1.67%	1.65%	1.64%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	63

FUND PROFILE (Unaudited)
June 30, 2010

RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”).
Inception: October 27, 2006

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Salix Pharmaceuticals Ltd.	0.2%
MFA Financial, Inc.	0.1%
Highwoods Properties, Inc.	0.1%
Jack Henry & Associates, Inc.	0.1%
TIBCO Software, Inc.	0.1%
Rock-Tenn Co. — Class A	0.1%
ev3, Inc.	0.1%
ProAssurance Corp.	0.1%
Piedmont Natural Gas Company, Inc.	0.1%
FirstMerit Corp.	0.1%

Top Ten Total	1.1%

“Ten Largest Holdings” exclude any temporary cash or derivative Investments.
64	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 55.7%

FINANCIALS - 11.9% MFA Financial, Inc.	490	$3,626
Highwoods Properties, Inc.	130	3,609
ProAssurance Corp.*	60	3,406
FirstMerit Corp.	192	3,289
Omega Healthcare Investors, Inc.	163	3,249
Home Properties, Inc.	72	3,245
National Retail Properties, Inc.	151	3,237
Alterra Capital Holdings Ltd.	171	3,211
Apollo Investment Corp.	341	3,182
BioMed Realty Trust, Inc.	196	3,154
Kilroy Realty Corp.	105	3,122
Washington Real Estate Investment Trust	110	3,035
CBL & Associates Properties, Inc.	240	2,986
Entertainment Properties Trust	77	2,931
American Capital Ltd.*	603	2,906
Tanger Factory Outlet Centers	70	2,897
SVB Financial Group*	70	2,886
Platinum Underwriters Holdings Ltd.	77	2,794
Prosperity Bancshares, Inc.	80	2,780
Signature Bank *	70	2,661
Westamerica Bancorp	50	2,626
Iberiabank Corp.	50	2,574
Potlatch Corp.	70	2,501
American Campus Communities, Inc.	90	2,456
MGIC Investment Corp.*	355	2,446
Mid-America Apartment Communities, Inc.	47	2,419
Equity Lifestyle Properties, Inc.	50	2,411
LaSalle Hotel Properties	117	2,407
Healthcare Realty Trust, Inc.	106	2,329
Knight Capital Group, Inc. — Class A*	167	2,303
Umpqua Holdings Corp.	200	2,296
Trustmark Corp.	110	2,290
First American Financial Corp.	180	2,282
DiamondRock Hospitality Co.*	271	2,228
Northwest Bancshares, Inc.	187	2,145
UMB Financial Corp.	60	2,134
NewAlliance Bancshares, Inc.	190	2,130
Extra Space Storage, Inc.	150	2,085
Astoria Financial Corp.	150	2,064
Redwood Trust, Inc.	140	2,050
Post Properties, Inc.	90	2,046
Stifel Financial Corp.*	47	2,039
Glacier Bancorp, Inc.	135	1,980
Webster Financial Corp.	110	1,973
Montpelier Re Holdings Ltd.	130	1,941
Portfolio Recovery Associates, Inc.*	29	1,937
CNO Financial Group, Inc.*	388	1,921
Susquehanna Bancshares, Inc.	230	1,916
PHH Corp.*	100	1,904
Delphi Financial Group, Inc. — Class A	78	1,904

		MARKET
	SHARES	VALUE

Medical Properties Trust, Inc.	200	$1,888
DuPont Fabros Technology, Inc.	74	1,817
First Financial Bankshares, Inc.	37	1,779
Colonial Properties Trust	120	1,744
EastGroup Properties, Inc.	49	1,743
Cash America International, Inc.	50	1,713
Sunstone Hotel Investors, Inc.*	170	1,688
Sovran Self Storage, Inc.	49	1,687
United Bankshares, Inc.	70	1,676
DCT Industrial Trust, Inc.	370	1,672
Hatteras Financial Corp.	60	1,669
Hancock Holding Co.	50	1,668
Wintrust Financial Corp.	50	1,667
Radian Group, Inc.	228	1,651
Park National Corp.	25	1,626
FNB Corp.	200	1,606
MB Financial, Inc.	87	1,600
American Capital Agency Corp.	60	1,585
First Midwest Bancorp, Inc.	130	1,581
RLI Corp.	30	1,575
Whitney Holding Corp.	170	1,572
PS Business Parks, Inc.	28	1,562
Old National Bancorp	150	1,554
National Health Investors, Inc.	40	1,542
Argo Group International Holdings Ltd.	50	1,530
Tower Group, Inc.	70	1,507
International Bancshares Corp.	90	1,502
CVB Financial Corp.	158	1,501
Anworth Mortgage Asset Corp.	210	1,495
Ezcorp, Inc. — Class A*	80	1,484
Cathay General Bancorp	140	1,446
First Financial Bancorp	96	1,435
Franklin Street Properties Corp.	120	1,417
Starwood Property Trust, Inc.	80	1,356
Selective Insurance Group, Inc.	90	1,337
Capstead Mortgage Corp.	120	1,327
National Penn Bancshares, Inc.	220	1,322
Ocwen Financial Corp.*	128	1,304
KBW, Inc.*	60	1,286
Provident Financial Services, Inc.	110	1,286
Investment Technology Group, Inc.*	80	1,285
Columbia Banking System, Inc.	70	1,278
Greenlight Capital Re Ltd. — Class A*	50	1,260
Pennsylvania Real Estate Investment Trust	102	1,246
Community Bank System, Inc.	56	1,234
NBT Bancorp, Inc.	60	1,225
U-Store-It Trust	159	1,186
Employers Holdings, Inc.	80	1,178
Acadia Realty Trust	70	1,177
World Acceptance Corp.*	30	1,149
Investors Real Estate Trust	130	1,148
Prospect Capital Corp.	116	1,119
optionsXpress Holdings, Inc.*	70	1,102
Strategic Hotels & Resorts, Inc.*	249	1,093
Cousins Properties, Inc.	162	1,092

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

First Cash Financial Services, Inc.*	50	$1,090
Pico Holdings, Inc.*	36	1,079
Forestar Group, Inc.*	60	1,078
Horace Mann Educators Corp.	70	1,071
Investors Bancorp, Inc.*	80	1,050
American Equity Investment Life Holding Co.	100	1,032
Inland Real Estate Corp.	130	1,030
Lexington Realty Trust	170	1,022
Government Properties Income Trust	40	1,021
Invesco Mortgage Capital, Inc.	50	1,001
Oritani Financial Corp.	100	1,000
PrivateBancorp, Inc. — Class A	90	997
First Potomac Realty Trust	69	992
Independent Bank Corp.	40	987
BlackRock Kelso Capital Corp.	100	987
Texas Capital Bancshares, Inc.*	60	984
LTC Properties, Inc.	40	971
Piper Jaffray Cos.*	30	967
Nelnet, Inc. — Class A	50	964
Flagstone Reinsurance Holdings S.A.	87	941
Equity One, Inc.	60	936
Infinity Property & Casualty Corp.	20	924
PacWest Bancorp	50	915
Getty Realty Corp.	40	896
Fifth Street Finance Corp.	81	893
Brookline Bancorp, Inc.	100	888
Hersha Hospitality Trust	195	881
Chemical Financial Corp.	40	871
Home Bancshares, Inc.	38	867
Primerica, Inc.*	40	858
MF Global Holdings Ltd.*	150	857
Associated Estates Realty Corp.	65	842
City Holding Co.	30	836
Walter Investment Management Corp.	51	834
Meadowbrook Insurance Group, Inc.	96	828
Universal Health Realty Income Trust	25	803
Compass Diversified Holdings	59	791
S&T Bancorp, Inc.	40	790
Simmons First National Corp. — Class A	30	788
Artio Global Investors, Inc. — Class A	50	787
First Commonwealth Financial Corp.	149	782
National Financial Partners Corp.*	80	782
Navigators Group, Inc.*	19	781
Sun Communities, Inc.	30	779
Suffolk Bancorp	25	774
Oriental Financial Group, Inc.	61	772
Pinnacle Financial Partners, Inc.*	60	771
Boston Private Financial Holdings, Inc.	119	765
Trustco Bank Corp.	136	762
Sterling Bancshares, Inc.	160	754
Dollar Financial Corp.*	38	752
Safety Insurance Group, Inc.	20	740

		MARKET
	SHARES	VALUE

United Fire & Casualty Co.	37	$733
Urstadt Biddle Properties, Inc. — Class A	45	726
PMI Group, Inc.*	250	723
iStar Financial, Inc.*	160	714
Glimcher Realty Trust	118	706
Hilltop Holdings, Inc.*	70	701
MarketAxess Holdings, Inc.	50	690
Western Alliance Bancorp*	96	688
Ramco-Gershenson Properties Trust	68	687
Evercore Partners, Inc. — Class A	29	677
Retail Opportunity Investments Corp.	70	676
WesBanco, Inc.	40	674
United Community Banks, Inc.*	170	672
Enstar Group Ltd.*	10	664
Cardtronics, Inc.*	51	661
GFI Group, Inc.	117	653
Provident New York Bancorp	71	628
MCG Capital Corp.	130	628
Banco Latinoamericano de Comercio Exterior S.A. — Class E	50	624
Cohen & Steers, Inc.	30	622
PennantPark Investment Corp.	65	621
Harleysville Group, Inc.	20	621
Dime Community Bancshares	50	616
Capital Southwest Corp.	7	615
Flushing Financial Corp.	50	612
Southside Bancshares, Inc.	31	609
Education Realty Trust, Inc.	100	603
Cedar Shopping Centers, Inc.	100	602
FelCor Lodging Trust, Inc.*	120	599
Maiden Holdings Ltd.	90	591
Citizens Republic Bancorp, Inc.*	690	587
Duff & Phelps Corp. — Class A	46	581
Tejon Ranch Co.*	25	577
Renasant Corp.	40	574
Bank of the Ozarks, Inc.	16	568
Pebblebrook Hotel Trust*	30	565
SCBT Financial Corp.	16	564
Sandy Spring Bancorp, Inc.	40	560
Nara Bancorp, Inc.*	66	556
Parkway Properties, Inc.	38	554
Beneficial Mutual Bancorp, Inc.*	56	553
Hercules Technology Growth Capital, Inc.	60	553
TowneBank	37	537
Agree Realty Corp.	23	536
Cogdell Spencer, Inc.	79	534
BGC Partners, Inc. — Class A	104	531
First Industrial Realty Trust, Inc.*	110	530
AMERISAFE, Inc.*	30	527
Univest Corporation of Pennsylvania	30	520
Lakeland Financial Corp.	26	519
First Financial Corp.	20	516
Ashford Hospitality Trust, Inc.*	70	513

66	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

FPIC Insurance Group, Inc.*	20	$513
Colony Financial, Inc.	30	507
Community Trust Bancorp, Inc.	20	502
TradeStation Group, Inc.*	74	499
Credit Acceptance Corp.*	10	488
CNA Surety Corp.*	30	482
Oppenheimer Holdings, Inc. — Class A	20	479
Pennymac Mortgage Investment Trust*	30	477
Sterling Bancorp — Class N	53	477
SWS Group, Inc.	50	475
1st Source Corp.	28	474
StellarOne Corp.	37	472
Amtrust Financial Services, Inc.	39	470
State Auto Financial Corp.	30	465
MVC Capital, Inc.	36	465
Hudson Valley Holding Corp.	20	462
Arrow Financial Corp.	20	462
Cardinal Financial Corp.	50	462
eHealth, Inc.*	40	455
Bank Mutual Corp.	79	449
Winthrop Realty Trust	35	448
Financial Institutions, Inc.	25	444
CapLease, Inc.	96	443
First Community Bancshares, Inc.	30	441
Resource Capital Corp.	77	437
SY Bancorp, Inc.	19	437
Danvers Bancorp, Inc.	30	434
West Coast Bancorp	170	434
Gladstone Capital Corp.	40	432
Kite Realty Group Trust	102	426
Advance America Cash Advance Centers, Inc.	103	425
Centerstate Banks, Inc.	42	424
Safeguard Scientifics, Inc.*	40	422
Phoenix Companies, Inc.*	200	422
First Bancorp	29	420
FBL Financial Group, Inc. — Class A	20	420
Westfield Financial, Inc.	50	417
Two Harbors Investment Corp.	50	413
Encore Capital Group, Inc.*	20	412
TICC Capital Corp.	49	412
First Busey Corp.	90	408
Saul Centers, Inc.	10	406
Great Southern Bancorp, Inc.	20	406
Kennedy-Wilson Holdings, Inc.*	40	404
Republic Bancorp, Inc. — Class A	18	403
First Financial Holdings, Inc.	35	401
Southwest Bancorp, Inc.	30	399
United Financial Bancorp, Inc.	29	396
CoBiz Financial, Inc.	60	395
PMA Capital Corp. — Class A*	60	393
Berkshire Hills Bancorp, Inc.	20	390
Northfield Bancorp, Inc.	30	389
Ameris Bancorp*	40	388

		MARKET
	SHARES	VALUE

Citizens, Inc.*	58	$386
OceanFirst Financial Corp.	32	386
Avatar Holdings, Inc.*	20	384
German American Bancorp, Inc.	25	383
Cypress Sharpridge Investments, Inc.	30	380
Kayne Anderson Energy Development Co.	25	379
SeaBright Holdings, Inc.	40	379
Territorial Bancorp, Inc.	20	379
Tompkins Financial Corp.	10	377
GAMCO Investors, Inc. — Class A	10	372
Monmouth Real Estate Investment Corp. — Class A	50	369
Global Indemnity PLC — Class A*	50	368
Union First Market Bankshares Corp.	30	368
Bancfirst Corp.	10	365
Presidential Life Corp.	40	364
Excel Trust, Inc.*	30	360
Washington Banking Co.	28	358
Chatham Lodging Trust*	20	357
NorthStar Realty Finance Corp.	133	355
Gleacher & Company, Inc.*	139	354
Terreno Realty Corp.*	20	354
Eagle Bancorp, Inc.*	30	353
Bancorp, Inc.*	45	352
Westwood Holdings Group, Inc.	10	352
Abington Bancorp, Inc.	40	349
Heartland Financial USA, Inc.	20	346
Ambac Financial Group, Inc.*	510	342
Washington Trust Bancorp, Inc.	20	341
First Merchants Corp.	40	339
Trico Bancshares	20	339
Bryn Mawr Bank Corp.	20	336
Apollo Commercial Real Estate Finance, Inc.	20	329
Main Street Capital Corp.	22	328
Home Federal Bancorp, Inc.	26	328
Gladstone Commercial Corp.	20	327
Lakeland Bancorp, Inc.	38	324
International Assets Holding Corp.*	20	320
Bank of Marin Bancorp	10	319
NewStar Financial, Inc.*	50	318
First Mercury Financial Corp.	30	317
First Interstate Bancsystem, Inc. — Class A	20	315
American Safety Insurance Holdings Ltd.*	20	314
Center Financial Corp.*	60	309
American Physicians Capital, Inc.	10	309
Enterprise Financial Services Corp.	32	308
Penns Woods Bancorp, Inc.	10	304
FBR Capital Markets Corp.*	90	300
LaBranche & Company, Inc.*	70	300
Heritage Financial Corp.*	20	299
Kansas City Life Insurance Co.	10	296
Newcastle Investment Corp.*	110	295

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

1st United Bancorp, Inc.*	40	$294
Peapack Gladstone Financial Corp.	25	293
Sierra Bancorp	25	288
State Bancorp, Inc.	30	285
Consolidated-Tomoka Land Co.	10	285
Triangle Capital Corp.	20	284
Pacific Continental Corp.	30	284
Federal Agricultural Mortgage Corp. — Class C	20	281
Calamos Asset Management, Inc. — Class A	30	278
Alliance Financial Corp.	10	278
Kearny Financial Corp.	30	275
Camden National Corp.	10	275
NGP Capital Resources Co.	38	272
Financial Engines, Inc.*	20	272
RAIT Financial Trust*	145	271
ViewPoint Financial Group	19	263
First Bancorp, Inc.	20	263
Wilshire Bancorp, Inc.	30	263
Bancorp Rhode Island, Inc.	10	262
ESB Financial Corp.	20	261
Taylor Capital Group, Inc.*	20	259
MainSource Financial Group, Inc.	36	258
Flagstar Bancorp, Inc.*	82	257
First of Long Island Corp.	10	257
Green Bankshares, Inc.*	20	255
WSFS Financial Corp.	7	252
Virginia Commerce Bancorp, Inc.*	40	250
BankFinancial Corp.	30	249
CreXus Investment Corp.	20	249
Capital City Bank Group, Inc.	20	248
Peoples Bancorp, Inc.	17	247
ESSA Bancorp, Inc.	20	246
Cowen Group, Inc. — Class A*	60	246
Donegal Group, Inc. — Class A	20	246
Epoch Holding Corp.	20	245
American Physicians Service Group, Inc.	10	245
Bridge Bancorp, Inc.	10	243
National Bankshares, Inc.	10	242
Marlin Business Services Corp.*	20	242
Student Loan Corp.	10	241
First Marblehead Corp.*	100	235
Stewart Information Services Corp.	26	235
Metro Bancorp, Inc.*	19	234
MPG Office Trust, Inc.*	80	234
Sanders Morris Harris Group, Inc.	42	233
Dynex Capital, Inc.	25	231
THL Credit, Inc.*	20	230
OmniAmerican Bancorp, Inc.*	20	226
Penson Worldwide, Inc.*	40	226
Thomas Weisel Partners Group, Inc.*	38	224
Merchants Bancshares, Inc.	10	222
Orrstown Financial Services, Inc.	10	221
Century Bancorp, Inc. — Class A	10	220

		MARKET
	SHARES	VALUE

CNB Financial Corp.	20	$220
EMC Insurance Group, Inc.	10	219
Tower Bancorp, Inc.	10	219
Citizens & Northern Corp.	20	214
American National Bankshares, Inc.	10	214
HFF, Inc. — Class A*	30	212
Baldwin & Lyons, Inc. — Class B	10	210
Gladstone Investment Corp.	36	210
Meridian Interstate Bancorp, Inc.*	19	207
Life Partners Holdings, Inc.	10	205
Mission West Properties, Inc.	30	205
Harris & Harris Group, Inc.*	50	205
West Bancorporation, Inc.	30	204
UMH Properties, Inc.	20	201
Ladenburg Thalmann Financial Services, Inc.*	160	200
Hallmark Financial Services*	20	199
Thomas Properties Group, Inc.	60	199
Medallion Financial Corp.	30	198
Asta Funding, Inc.	20	197
Ames National Corp.	10	195
NYMAGIC, Inc.	10	193
Solar Capital Ltd.	10	193
Arlington Asset Investment Corp. — Class A	10	188
JMP Group, Inc.	30	186
Clifton Savings Bancorp, Inc.	20	173
Virtus Investment Partners, Inc.*	9	168
Chesapeake Lodging Trust*	10	158
MidWestOne Financial Group, Inc.	10	155
One Liberty Properties, Inc.	10	149
Golub Capital BDC, Inc.	10	144
BofI Holding, Inc.*	10	141
National Interstate Corp.	7	139
Home Bancorp, Inc.*	10	129
Midsouth Bancorp, Inc.	10	128
Santander BanCorp*	10	126
Crawford & Co. — Class B*	40	126
Porter Bancorp, Inc.	10	126
Universal Insurance Holdings, Inc.	30	125
NASB Financial, Inc.	8	121
Rockville Financial, Inc.	10	119
CompuCredit Holdings Corp.	29	115
Hanmi Financial Corp.*	90	113
Asset Acceptance Capital Corp.*	27	112
Primus Guaranty Ltd.*	30	111
Roma Financial Corp.	10	109
First South Bancorp, Inc.	10	106
Encore Bancshares, Inc.*	10	99
K-Fed Bancorp	10	91
Rodman & Renshaw Capital Group, Inc.*	30	86
First BanCorp	160	85
Fox Chase Bancorp, Inc.*	8	77
Doral Financial Corp.*	30	73

68	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Pzena Investment Management, Inc. — Class A	10	$64
Gerova Financial Group Ltd.*	10	54
Waterstone Financial, Inc.*	10	34

Total Financials		349,054

INFORMATION TECHNOLOGY - 10.0%
Jack Henry & Associates, Inc.	150	3,582
TIBCO Software, Inc.*	290	3,497
Cybersource Corp.*	128	3,268
Rackspace Hosting, Inc.*	175	3,210
GSI Commerce, Inc.*	111	3,197
Parametric Technology Corp.*	200	3,134
Riverbed Technology, Inc.*	113	3,121
ADTRAN, Inc.	114	3,109
Netlogic Microsystems, Inc.*	110	2,992
Concur Technologies, Inc.*	68	2,902
VeriFone Systems, Inc.*	153	2,896
Ariba, Inc.*	159	2,533
Veeco Instruments, Inc.*	70	2,400
Plantronics, Inc.	80	2,288
SuccessFactors, Inc.*	110	2,287
Acme Packet, Inc.*	84	2,258
Arris Group, Inc.*	219	2,232
Microsemi Corp.*	150	2,194
Cavium Networks, Inc.*	82	2,148
Anixter International, Inc.*	50	2,130
CACI International, Inc. — Class A*	50	2,124
Hittite Microwave Corp.*	47	2,103
Progress Software Corp.*	70	2,102
Blackboard, Inc.*	56	2,090
Wright Express Corp.*	70	2,079
Viasat, Inc.*	62	2,019
Quest Software, Inc.*	110	1,984
InterDigital, Inc.*	80	1,975
Finisar Corp.*	130	1,937
Aruba Networks, Inc.*	135	1,922
Sanmina-SCI Corp.*	140	1,905
Cirrus Logic, Inc.*	120	1,897
MicroStrategy, Inc. — Class A*	25	1,877
Plexus Corp.*	70	1,872
Omnivision Technologies, Inc.*	86	1,844
RF Micro Devices, Inc.*	470	1,838
Sapient Corp.	181	1,835
Semtech Corp.*	110	1,801
CommVault Systems, Inc.*	80	1,800
Acxiom Corp.*	120	1,763
Lawson Software, Inc.*	240	1,752
Benchmark Electronics, Inc.*	110	1,744
Fair Isaac Corp.	80	1,743
Blackbaud, Inc.	80	1,742
MAXIMUS, Inc.	30	1,736
j2 Global Communications, Inc.*	78	1,704
Mantech International Corp. — Class A*	40	1,703

		MARKET
	SHARES	VALUE

Palm, Inc.*	298	$1,696
MKS Instruments, Inc.*	90	1,685
Mentor Graphics Corp.*	189	1,673
Taleo Corp. — Class A*	68	1,652
TriQuint Semiconductor, Inc.*	270	1,650
JDA Software Group, Inc.*	75	1,648
Digital River, Inc.*	68	1,626
Synaptics, Inc.*	58	1,595
Tekelec*	120	1,589
SRA International, Inc. — Class A*	80	1,574
Earthlink, Inc.	190	1,512
Websense, Inc.*	80	1,512
Cymer, Inc.*	50	1,502
ValueClick, Inc.*	140	1,497
Comtech Telecommunications Corp.*	50	1,497
TiVo, Inc.*	199	1,469
Integrated Device Technology, Inc.*	290	1,435
Blue Coat Systems, Inc.*	70	1,430
Tessera Technologies, Inc.*	88	1,412
Cabot Microelectronics Corp.*	40	1,384
FEI Co.*	70	1,380
TTM Technologies, Inc.*	142	1,349
Ultimate Software Group, Inc.*	40	1,314
DG Fastchannel, Inc.*	40	1,303
Unisys Corp.*	70	1,294
Power Integrations, Inc.	40	1,288
Emulex Corp.*	140	1,285
Advent Software, Inc.*	27	1,268
Littelfuse, Inc.*	40	1,264
ADC Telecommunications, Inc.*	170	1,260
Rofin-Sinar Technologies, Inc.*	60	1,249
Applied Micro Circuits Corp.*	119	1,247
Scansource, Inc.*	50	1,246
OpenTable, Inc.*	30	1,244
Coherent, Inc.*	36	1,235
Netezza Corp.*	90	1,231
Cognex Corp.	70	1,231
Aspen Technology, Inc.*	110	1,198
Checkpoint Systems, Inc.*	69	1,198
Constant Contact, Inc.*	55	1,173
DealerTrack Holdings, Inc.*	70	1,152
Fortinet, Inc.*	70	1,151
L-1 Identity Solutions, Inc.*	139	1,138
SonicWALL, Inc.*	96	1,128
Euronet Worldwide, Inc.*	88	1,126
Manhattan Associates, Inc.*	40	1,102
CSG Systems International, Inc.*	60	1,100
ACI Worldwide, Inc.*	56	1,090
Take-Two Interactive Software, Inc.*	120	1,080
Monolithic Power Systems, Inc.*	60	1,072
Netgear, Inc.*	60	1,070
Insight Enterprises, Inc.*	80	1,053
Heartland Payment Systems, Inc.	70	1,039
SAVVIS, Inc.*	70	1,032

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

SYNNEX Corp.*	40	$1,025
SolarWinds, Inc.*	63	1,011
Sonus Networks, Inc.*	370	1,003
Oclaro, Inc.*	90	998
Amkor Technology, Inc.*	180	992
DTS, Inc.*	30	986
Stratasys, Inc.*	40	982
Formfactor, Inc.*	90	972
Art Technology Group, Inc.*	283	968
Infinera Corp.*	150	964
Pegasystems, Inc.	30	963
Diodes, Inc.*	60	952
Sourcefire, Inc.*	50	950
Micrel, Inc.	93	947
STEC, Inc.*	75	942
Standard Microsystems Corp.*	40	931
Park Electrochemical Corp.	38	928
Harmonic, Inc.*	170	925
Intermec, Inc.*	90	923
Entegris, Inc.*	230	913
Forrester Research, Inc.*	30	908
Volterra Semiconductor Corp.*	39	899
Universal Display Corp.*	50	899
Rubicon Technology, Inc.*	30	894
ArcSight, Inc.*	39	873
TNS, Inc.*	50	872
Lattice Semiconductor Corp.*	200	868
United Online, Inc.	150	864
Ebix, Inc.*	55	862
Zoran Corp.*	90	859
Cogent, Inc.*	95	856
Brightpoint, Inc.*	122	854
Brooks Automation, Inc.*	110	850
Black Box Corp.	30	837
ATMI, Inc.*	57	834
Rogers Corp.*	30	833
OSI Systems, Inc.*	30	833
Kulicke & Soffa Industries, Inc.*	117	821
LogMeIn, Inc.*	30	787
Terremark Worldwide, Inc.*	100	781
Electronics for Imaging, Inc.*	80	780
Tyler Technologies, Inc.*	50	776
EPIQ Systems, Inc.	60	776
IPG Photonics Corp.*	50	762
Synchronoss Technologies, Inc.*	40	759
MTS Systems Corp.	26	754
Netscout Systems, Inc.*	52	739
LTX-Credence Corp.*	260	736
Loral Space & Communications, Inc.*	17	726
Epicor Software Corp.*	90	719
Quantum Corp.*	380	714
Xyratex Ltd.*	50	707
Advanced Energy Industries, Inc.*	57	701
Radiant Systems, Inc.*	48	694

		MARKET
	SHARES	VALUE

Methode Electronics, Inc.	70	$682
Syntel, Inc.	20	679
Power-One, Inc.*	100	675
Electro Scientific Industries, Inc.*	50	668
comScore, Inc.*	40	659
Ultratech, Inc.*	40	651
NIC, Inc.	101	647
TeleTech Holdings, Inc.*	50	644
Isilon Systems, Inc.*	50	642
Global Cash Access Holdings, Inc.*	89	642
Avid Technology, Inc.*	50	637
Entropic Communications, Inc.*	100	634
RightNow Technologies, Inc.*	40	628
Bottomline Technologies, Inc.*	48	625
3PAR, Inc.*	67	624
ExlService Holdings, Inc.*	35	601
infoGROUP, Inc.*	73	583
Oplink Communications, Inc.*	40	573
SMART Modular Technologies WWH, Inc.*	95	556
CTS Corp.	60	554
Move, Inc.*	270	553
LivePerson, Inc.*	80	549
Newport Corp.*	60	544
S1 Corp.*	90	541
Ancestry.com, Inc.*	30	529
Maxwell Technologies, Inc.*	46	524
THQ, Inc.*	120	518
Ixia*	60	515
Super Micro Computer, Inc.*	38	513
Actel Corp.*	40	513
Ceva, Inc.*	40	504
Sigma Designs, Inc.*	50	501
iGate Corp.	39	500
Sycamore Networks, Inc.	30	499
Internet Brands, Inc. — Class A*	48	496
RealNetworks, Inc.*	150	495
Supertex, Inc.*	20	493
Virage Logic Corp.*	41	487
Hughes Communications, Inc.*	20	487
FARO Technologies, Inc.*	26	486
Compellent Technologies, Inc.*	40	485
ModusLink Global Solutions, Inc.*	80	482
Anadigics, Inc.*	110	480
Smith Micro Software, Inc.*	50	475
Multi-Fineline Electronix, Inc.*	19	474
Mercury Computer Systems, Inc.*	40	469
Imation Corp.*	50	459
Rosetta Stone, Inc.*	20	459
Vocus, Inc.*	30	458
Silicon Image, Inc.*	130	456
Internet Capital Group, Inc.*	60	456
Wave Systems Corp. — Class A*	140	454
Infospace, Inc.*	60	451

70	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Daktronics, Inc.	60	$450
Mindspeed Technologies, Inc.*	60	449
Cohu, Inc.	37	449
DivX, Inc.*	58	444
Kenexa Corp.*	37	444
Echelon Corp.*	60	440
Lionbridge Technologies, Inc.*	96	439
Extreme Networks*	160	432
Intevac, Inc.*	40	427
Double-Take Software, Inc.*	40	420
Bell Microproducts, Inc.*	60	419
Exar Corp.*	60	416
Bel Fuse, Inc. — Class B	25	413
Seachange International, Inc.*	50	411
Measurement Specialties, Inc.*	30	411
Symmetricom, Inc.*	80	407
Kopin Corp.*	120	407
Photronics, Inc.*	90	407
ADPT Corp.*	140	405
MIPS Technologies, Inc. — Class A*	79	404
Aviat Networks, Inc.*	110	399
NVE Corp.*	9	392
EMS Technologies, Inc.*	26	391
Anaren, Inc.*	26	388
UTStarcom, Inc.*	210	386
Pericom Semiconductor Corp.*	40	384
Electro Rent Corp.	30	384
Radisys Corp.*	40	381
NetSuite, Inc.*	30	379
Rudolph Technologies, Inc.*	50	377
Integrated Silicon Solution, Inc.*	50	377
Internap Network Services Corp.*	90	375
Hypercom Corp.*	80	371
ShoreTel, Inc.*	80	371
LoopNet, Inc.*	30	370
MoneyGram International, Inc.*	150	368
Renaissance Learning, Inc.	25	367
Comverge, Inc.*	40	358
Knot, Inc.*	46	358
Perficient, Inc.*	40	356
Actuate Corp.*	80	356
VirnetX Holding Corp.	60	355
Powerwave Technologies, Inc.*	230	354
Silicon Graphics International Corp.*	50	354
CDC Corp. — Class A*	170	354
IXYS Corp.*	40	354
Novatel Wireless, Inc.*	60	344
Cass Information Systems, Inc.	10	342
Mattson Technology, Inc.*	90	341
Ultra Clean Holdings*	40	341
KVH Industries, Inc.*	27	335
Sonic Solutions, Inc.*	40	334
Monotype Imaging Holdings, Inc.*	37	333
Support.com, Inc.*	80	333

		MARKET
	SHARES	VALUE

Digi International, Inc.*	40	$331
Globecomm Systems, Inc.*	40	330
Spansion, Inc. — Class A*	20	326
Cray, Inc.*	58	324
TeleCommunication Systems, Inc. — Class A*	78	323
SS&C Technologies Holdings, Inc.*	20	321
Conexant Systems, Inc.*	140	314
Limelight Networks, Inc.*	71	312
Ciber, Inc.*	110	305
Openwave Systems, Inc.*	150	304
Nanometrics, Inc.*	30	303
Symyx Technologies, Inc.*	60	301
PLX Technology, Inc.*	70	293
Unica Corp.*	30	287
VASCO Data Security International, Inc.*	46	284
Spectrum Control, Inc.*	20	280
Interactive Intelligence, Inc.*	17	279
Axcelis Technologies, Inc.*	180	279
Richardson Electronics Ltd.	30	270
Rimage Corp.*	17	269
Saba Software, Inc.*	52	268
KIT Digital, Inc.*	30	265
BigBand Networks, Inc.*	87	263
Liquidity Services, Inc.*	20	259
DSP Group, Inc.*	40	256
Magma Design Automation, Inc.*	90	256
Advanced Analogic Technologies, Inc.*	80	255
Immersion Corp.*	50	253
FSI International, Inc.*	60	251
Deltek, Inc.*	30	250
Opnet Technologies, Inc.	17	250
Echo Global Logistics, Inc.*	20	244
X-Rite, Inc.*	63	232
Evergreen Solar, Inc.*	340	232
Archipelago Learning, Inc.*	20	229
Online Resources Corp.*	55	228
Zygo Corp.*	28	227
Zix Corp.*	100	226
NCI, Inc. — Class A*	10	226
AXT, Inc.*	50	225
Technitrol, Inc.	70	221
MoSys, Inc.*	50	221
Microtune, Inc.*	101	215
Gerber Scientific, Inc.*	40	214
QuinStreet, Inc.*	18	207
Local.com Corp.*	30	205
Stamps.com, Inc.*	20	205
DemandTec, Inc.*	30	202
Agilysys, Inc.	30	201
PROS Holdings, Inc.*	30	195
Dice Holdings, Inc.*	28	194
PDF Solutions, Inc.*	40	192

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

TechTarget, Inc.*	35	$188
Digimarc Corp.*	10	187
Computer Task Group, Inc.*	29	187
Virtusa Corp.*	20	187
SRS Labs, Inc.*	20	183
Keynote Systems, Inc.	20	180
Integral Systems, Inc.*	28	178
Keithley Instruments, Inc.	20	177
Presstek, Inc.*	50	176
ePlus, Inc.*	10	175
Network Equipment Technologies, Inc.*	50	174
Hutchinson Technology, Inc.*	40	173
GSI Technology, Inc.*	30	172
American Software, Inc. — Class A	37	171
Trident Microsystems, Inc.*	120	170
Tessco Technologies, Inc.	10	167
Network Engines, Inc.*	60	163
CPI International, Inc.*	10	156
PC-Telephone, Inc.*	30	151
DDi Corp.	20	151
Viasystems Group, Inc.*	10	148
ICx Technologies, Inc.*	20	146
Hackett Group, Inc.*	50	140
MaxLinear, Inc. — Class A*	10	140
Opnext, Inc.*	84	139
Alpha & Omega Semiconductor Ltd.*	10	138
FalconStor Software, Inc.*	50	132
Travelzoo, Inc.*	10	124
Tier Technologies, Inc. (Cl.B) — Class B*	20	122
Meru Networks, Inc.*	10	119
SPS Commerce, Inc.*	10	116
Marchex, Inc. (Cl.B) — Class A	30	115
Occam Networks, Inc.*	20	111
Guidance Software, Inc.*	20	104
PC Connection, Inc.*	17	103
Calix, Inc.*	10	103
TeleNav, Inc.*	10	84
QAD, Inc.*	20	83
Ikanos Communications, Inc.*	50	80
Convio, Inc.*	10	73
Stream Global Services, Inc.*	10	56

Total Information Technology		293,608

INDUSTRIALS - 8.6%
Nordson Corp.	58	3,253
CLARCOR, Inc.	87	3,090
GrafTech International Ltd.*	210	3,070
Acuity Brands, Inc.	80	2,910
Watsco, Inc.	50	2,896
Baldor Electric Co.	80	2,886
EMCOR Group, Inc.*	120	2,780
Woodward Governor Co.	108	2,757

		MARKET
	SHARES	VALUE

Alaska Air Group, Inc.*	60	$2,697
Clean Harbors, Inc.*	40	2,656
Hexcel Corp.*	169	2,621
Moog, Inc. — Class A*	80	2,578
Genesee & Wyoming, Inc. — Class A*	66	2,462
US Airways Group, Inc.*	280	2,411
Atlas Air Worldwide Holdings, Inc.*	50	2,375
JetBlue Airways Corp.*	430	2,361
Curtiss-Wright Corp.	80	2,323
Teledyne Technologies, Inc.*	60	2,315
Actuant Corp. — Class A	120	2,260
Brady Corp. — Class A	90	2,243
Esterline Technologies Corp.*	47	2,230
HNI Corp.	80	2,207
United Stationers, Inc.*	40	2,179
American Superconductor Corp.*	80	2,135
HUB Group, Inc. — Class A*	70	2,101
Tetra Tech, Inc.*	106	2,079
Triumph Group, Inc.	30	1,999
Knight Transportation, Inc.	98	1,984
Kaydon Corp.	60	1,972
Dollar Thrifty Automotive Group, Inc.*	46	1,960
ABM Industries, Inc.	93	1,948
AO Smith Corp.	40	1,928
Geo Group, Inc.*	90	1,867
Herman Miller, Inc.	97	1,830
EnerSys*	85	1,816
Applied Industrial Technologies, Inc.	70	1,772
Avis Budget Group, Inc.*	180	1,768
Belden, Inc.	80	1,760
Werner Enterprises, Inc.	80	1,751
Mueller Industries, Inc.	70	1,722
Simpson Manufacturing Company, Inc.	69	1,694
HEICO Corp.	47	1,688
Old Dominion Freight Line, Inc.*	48	1,687
Deluxe Corp.	89	1,669
Rollins, Inc.	77	1,593
Orbital Sciences Corp.*	100	1,577
Corporate Executive Board Co.	60	1,576
CoStar Group, Inc.*	40	1,552
Briggs & Stratton Corp.	90	1,532
American Science & Engineering, Inc.	20	1,524
Brink’s Co.	80	1,522
Healthcare Services Group, Inc.	80	1,516
Barnes Group, Inc.	91	1,491
Middleby Corp.*	28	1,489
Beacon Roofing Supply, Inc.*	80	1,442
Insituform Technologies, Inc. — Class A*	70	1,434
Watts Water Technologies, Inc. — Class A	50	1,433
Granite Construction, Inc.	60	1,415
GeoEye, Inc.*	44	1,370

72	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Forward Air Corp.	50	$1,363
Badger Meter, Inc.	35	1,354
Heartland Express, Inc.	90	1,307
Advisory Board Co.*	30	1,289
DigitalGlobe, Inc.*	49	1,289
ESCO Technologies, Inc.	50	1,287
Allegiant Travel Co. — Class A	30	1,281
Mine Safety Appliances Co.	50	1,239
A123 Systems, Inc.*	130	1,226
Quanex Building Products Corp.	70	1,210
Ameron International Corp.	20	1,207
Skywest, Inc.	98	1,198
II-VI, Inc.*	40	1,185
AAR Corp.*	70	1,172
RBC Bearings, Inc.*	40	1,160
AirTran Holdings, Inc.*	239	1,159
Franklin Electric Company, Inc.	40	1,153
EnPro Industries, Inc.*	40	1,126
Korn*	80	1,112
Kaman Corp.	50	1,106
Otter Tail Corp.	57	1,102
EnerNOC, Inc.*	35	1,100
Cubic Corp.	30	1,091
Resources Connection, Inc.*	80	1,088
Robbins & Myers, Inc.	49	1,065
Knoll, Inc.	80	1,063
SYKES Enterprises, Inc.*	74	1,053
Interline Brands, Inc.*	60	1,037
United Rentals, Inc.*	110	1,025
Steelcase, Inc. — Class A	130	1,007
Mueller Water Products, Inc. — Class A	270	1,002
Interface, Inc. — Class A	90	967
Stanley, Inc.*	25	934
Navigant Consulting, Inc.*	90	934
Mobile Mini, Inc.*	57	928
McGrath Rentcorp	40	911
Raven Industries, Inc.	27	910
TrueBlue, Inc.*	80	895
Cascade Corp.	25	890
NACCO Industries, Inc. — Class A	10	888
Griffon Corp.*	80	885
Amerco, Inc.*	16	881
Tennant Co.	26	879
Administaff, Inc.	36	870
Ceradyne, Inc.*	40	855
Acacia Research - Acacia Technologies*	60	854
Astec Industries, Inc.*	30	832
Arkansas Best Corp.	40	830
EnergySolutions, Inc.	162	825
Tutor Perini Corp.*	50	824
Consolidated Graphics, Inc.*	19	822
Polypore International, Inc.*	36	819

		MARKET
	SHARES	VALUE

Universal Forest Products, Inc.	27	$818
Albany International Corp. — Class A	50	810
MasTec, Inc.*	86	808
Rush Enterprises, Inc. — Class A*	60	802
Ladish Company, Inc.*	35	795
Viad Corp.	45	794
Bowne & Company, Inc.	70	785
Blount International, Inc.*	76	781
Chart Industries, Inc.*	50	779
Huron Consulting Group, Inc.*	40	776
John Bean Technologies Corp.	50	763
Ennis, Inc.	50	751
Kelly Services, Inc. — Class A*	50	743
AZZ, Inc.	20	735
Layne Christensen Co.*	30	728
Wabash National Corp.*	100	711
Orion Marine Group, Inc.*	50	710
Aircastle Ltd.	90	707
Trex Company, Inc.*	35	703
CIRCOR International, Inc.	27	691
Genco Shipping & Trading Ltd.*	46	690
Argon ST, Inc.*	20	686
Heidrick & Struggles International, Inc.	30	685
TAL International Group, Inc.	30	674
Cornell Companies, Inc.*	25	672
Federal Signal Corp.	111	670
MYR Group, Inc.*	40	668
Exponent, Inc.*	20	654
Tredegar Corp.	40	653
Altra Holdings, Inc.*	50	651
Comfort Systems USA, Inc.	67	647
ATC Technology Corp.*	40	645
Kforce, Inc.*	50	638
Lindsay Corp.	20	634
ICF International, Inc.*	26	622
G&K Services, Inc. — Class A	30	619
GT Solar International, Inc.*	110	616
Aerovironment, Inc.*	28	608
Marten Transport Ltd.*	29	603
Titan International, Inc.	60	598
Waste Services, Inc.*	51	595
Dycom Industries, Inc.*	68	581
Great Lakes Dredge & Dock Corp.	96	576
Standard Parking Corp.*	35	554
RSC Holdings, Inc.*	89	549
Cenveo, Inc.*	100	549
Powell Industries, Inc.*	20	547
Encore Wire Corp.	30	546
School Specialty, Inc.*	30	542
M&F Worldwide Corp.*	20	542
Apogee Enterprises, Inc.	50	542
Dolan Co.*	48	534

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

DynCorp International, Inc. — Class A*	30	$526
American Reprographics Co.*	60	524
Ampco-Pittsburgh Corp.	25	521
LB Foster Co. — Class A*	20	518
Celadon Group, Inc.*	36	509
Standex International Corp.	20	507
Gibraltar Industries, Inc.*	50	505
Gorman-Rupp Co.	20	501
ACCO Brands Corp.*	100	499
Force Protection, Inc.*	120	492
SFN Group, Inc.*	90	491
CBIZ, Inc.*	77	490
Textainer Group Holdings Ltd.	20	483
Air Transport Services Group, Inc.*	100	476
Microvision, Inc.*	160	474
Sun Hydraulics Corp.	20	469
Eagle Bulk Shipping, Inc.*	110	464
Hawaiian Holdings, Inc.*	88	455
FreightCar America, Inc.	20	452
Broadwind Energy, Inc.*	161	451
American Commercial Lines, Inc.*	20	450
US Ecology, Inc.	30	437
GenCorp, Inc.*	98	429
Taser International, Inc.*	110	429
American Woodmark Corp.	25	428
Generac Holdings, Inc.*	30	420
AAON, Inc.	18	420
Columbus McKinnon Corp.*	30	419
Colfax Corp.*	40	416
Diamond Management & Technology Consultants, Inc. — Class A	40	412
Capstone Turbine Corp.*	420	412
Commercial Vehicle Group, Inc.*	40	408
Pacer International, Inc.*	57	398
RailAmerica, Inc.*	40	397
PMFG, Inc.*	26	394
Saia, Inc.*	26	390
Sterling Construction Company, Inc.*	30	388
Northwest Pipe Co.*	20	380
CRA International, Inc.*	20	377
3D Systems Corp.*	30	376
Vicor Corp.*	30	375
Satcon Technology Corp.*	130	372
APAC Customer Services, Inc.*	65	370
Republic Airways Holdings, Inc.*	60	367
Ener1, Inc.*	107	362
Excel Maritime Carriers Ltd. — Class A*	70	358
Applied Signal Technology, Inc.	18	354
H&E Equipment Services, Inc.*	47	352
Michael Baker Corp.*	10	349
Insteel Industries, Inc.	30	349
Kadant, Inc.*	20	348

		MARKET
	SHARES	VALUE

Baltic Trading Ltd.*	30	$341
Team, Inc.*	26	339
Greenbrier Companies, Inc.*	30	336
Tecumseh Products Co. — Class A*	30	334
Kimball International, Inc. — Class B	60	332
Advanced Battery Technologies, Inc.*	100	328
Energy Conversion Devices, Inc.*	80	328
Astronics Corp.*	20	327
Houston Wire & Cable Co.	30	326
Mistras Group, Inc.*	30	322
Dynamic Materials Corp.	20	321
VSE Corp.	10	318
Trimas Corp.*	28	317
LMI Aerospace, Inc.*	20	315
Kratos Defense & Security Solutions, Inc.*	30	315
CDI Corp.	20	311
Sauer-Danfoss, Inc.*	25	306
On Assignment, Inc.*	60	302
Schawk, Inc. — Class A	20	299
CAI International, Inc.*	25	297
Metalico, Inc.*	74	295
Volt Information Sciences, Inc.*	35	294
Ducommun, Inc.	17	291
Herley Industries, Inc.*	20	285
Roadrunner Transportation Systems, Inc.*	20	284
Primoris Services Corp.	45	284
Pike Electric Corp.*	30	283
Met-Pro Corp.	26	280
Innerworkings, Inc.*	40	273
PowerSecure International, Inc.*	30	273
Miller Industries, Inc.	20	269
Hudson Highland Group, Inc.*	60	264
Energy Recovery, Inc.*	66	264
Titan Machinery, Inc.*	20	263
Multi-Color Corp.	25	256
Graham Corp.	17	255
NCI Building Systems, Inc.*	30	251
Furmanite Corp.*	60	238
Douglas Dynamics, Inc.*	20	230
Lydall, Inc.*	30	229
Aceto Corp.	40	229
LaBarge, Inc.*	20	228
Hill International, Inc.*	55	223
International Shipholding Corp.	10	221
Courier Corp.	18	220
GP Strategies Corp.*	30	218
Thermadyne Holdings Corp.*	20	216
Dynamex, Inc.*	17	207
American Railcar Industries, Inc.	17	205
UQM Technologies, Inc.*	60	203
Horizon Lines, Inc. — Class A	47	199
Builders FirstSource, Inc.*	80	192

74	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Fuel Tech, Inc.*	30	$190
Flow International Corp.*	80	189
Alamo Group, Inc.	8	174
Ultrapetrol Bahamas Ltd.*	38	165
Pinnacle Airlines Corp.*	30	163
USA Truck, Inc.*	10	161
DXP Enterprises, Inc.*	10	157
North American Galvanizing & Coating, Inc.*	20	153
FuelCell Energy, Inc.*	130	153
Casella Waste Systems, Inc. — Class A*	40	153
PAM Transportation Services, Inc.*	10	150
LSI Industries, Inc.	30	146
Applied Energetics, Inc.*	140	144
Park-Ohio Holdings Corp.*	10	144
Xerium Technologies, Inc.*	10	141
Universal Truckload Services, Inc.*	10	139
Lawson Products, Inc.	8	136
LECG Corp.*	50	130
Franklin Covey Co.*	20	130
Global Defense Technology & Systems, Inc.*	10	128
Barrett Business Services, Inc.	10	124
Twin Disc, Inc.	10	114
Argan, Inc.*	10	104
Quality Distribution, Inc.*	20	103
Hoku Corp.*	30	100
Standard Register Co.	30	94
PGT, Inc.*	30	77
Coleman Cable, Inc.*	10	56
BlueLinx Holdings, Inc.*	20	53

Total Industrials		250,575

CONSUMER DISCRETIONARY - 7.7%
Warnaco Group, Inc.*	80	2,891
Deckers Outdoor Corp.*	20	2,857
Valassis Communications, Inc.*	87	2,760
Polaris Industries, Inc.	50	2,731
Sotheby’s	117	2,676
Carter’s, Inc.*	100	2,625
Live Nation Entertainment, Inc.*	249	2,602
Coinstar, Inc.*	60	2,578
Dana Holding Corp.*	250	2,500
Cheesecake Factory, Inc.*	110	2,449
Capella Education Co.*	30	2,440
Rent-A-Center, Inc.*	120	2,431
Dress Barn, Inc.*	100	2,381
Jones Apparel Group, Inc.	150	2,377
Tenneco, Inc.*	110	2,317
Wolverine World Wide, Inc.	90	2,270
ArvinMeritor, Inc.*	171	2,240
Life Time Fitness, Inc.*	70	2,225
Vail Resorts, Inc.*	60	2,095
Cooper Tire & Rubber Co.	107	2,087

		MARKET
	SHARES	VALUE

Skechers U.S.A., Inc. — Class A*	57	$2,082
Eastman Kodak Co.*	470	2,040
The Children’s Place Retail Stores, Inc.*	46	2,025
Brunswick Corp.	160	1,989
Pool Corp.	90	1,973
Gymboree Corp.*	46	1,965
OfficeMax, Inc.*	150	1,959
Under Armour, Inc. — Class A*	58	1,922
Jack in the Box, Inc.*	98	1,906
Jo-Ann Stores, Inc.*	50	1,876
Cracker Barrel Old Country Store, Inc.	40	1,862
Saks, Inc.*	242	1,837
Iconix Brand Group, Inc.*	127	1,825
Collective Brands, Inc.*	110	1,738
Dillard’s, Inc. — Class A	80	1,720
Dex One Corp.*	90	1,710
HSN, Inc.*	70	1,680
AnnTaylor Stores Corp.*	100	1,627
Buckle, Inc.	50	1,621
Men’s Wearhouse, Inc.	88	1,616
PF Chang’s China Bistro, Inc.	40	1,586
Corinthian Colleges, Inc.*	161	1,586
Jos A. Bank Clothiers, Inc.*	29	1,566
Regis Corp.	100	1,557
CROCS, Inc.*	147	1,555
Matthews International Corp. — Class A	50	1,464
Ulta Salon Cosmetics & Fragrance, Inc.*	60	1,420
Sally Beauty Holdings, Inc.*	168	1,378
NutriSystem, Inc.	60	1,376
CEC Entertainment, Inc.*	39	1,375
Cinemark Holdings, Inc.	103	1,354
Steiner Leisure Ltd.*	35	1,345
National CineMedia, Inc.	80	1,333
Gaylord Entertainment Co.*	60	1,325
Shutterfly, Inc.*	55	1,318
American Greetings Corp. — Class A	70	1,313
American Public Education, Inc.*	30	1,311
Arbitron, Inc.	50	1,281
Ryland Group, Inc.	80	1,266
CKE Restaurants, Inc.	101	1,266
Texas Roadhouse, Inc. — Class A*	100	1,262
Steven Madden Ltd.*	40	1,261
Talbots, Inc.*	122	1,258
Finish Line, Inc. — Class A	90	1,254
Bob Evans Farms, Inc.	50	1,231
Brown Shoe Company, Inc.	80	1,214
Orient-Express Hotels Ltd. — Class A*	163	1,206
Scholastic Corp.	50	1,206
Hibbett Sports, Inc.*	50	1,198
99 Cents Only Stores*	80	1,184

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Pier 1 Imports, Inc.*	180	$1,154
Grand Canyon Education, Inc.*	49	1,148
Monro Muffler Brake, Inc.	29	1,146
Timberland Co. — Class A*	70	1,130
Cato Corp. — Class A	50	1,101
Buffalo Wild Wings, Inc.*	30	1,097
Helen of Troy Ltd.*	48	1,059
Genesco, Inc.*	40	1,052
Pinnacle Entertainment, Inc.*	110	1,041
Scientific Games Corp. — Class A*	110	1,012
Cabela’s, Inc.*	70	990
Citi Trends, Inc.*	30	988
Meritage Homes Corp.*	60	977
Universal Technical Institute, Inc.*	40	946
BJ’s Restaurants, Inc.*	40	944
Group 1 Automotive, Inc.*	40	941
Ruby Tuesday, Inc.*	110	935
Columbia Sportswear Co.	20	933
National Presto Industries, Inc.	10	929
Belo Corp. — Class A*	160	910
Rue21, Inc.*	30	910
Penske Automotive Group, Inc.*	80	909
Barnes & Noble, Inc.	70	903
RCN Corp.*	60	889
K12, Inc.*	40	887
True Religion Apparel, Inc.*	40	883
Unifirst Corp.	20	880
Select Comfort Corp.*	100	875
Interval Leisure Group, Inc.*	70	871
Papa John’s International, Inc.*	37	855
Sonic Corp.*	110	852
Quiksilver, Inc.*	228	844
Lumber Liquidators Holdings, Inc.*	36	840
Lions Gate Entertainment Corp.*	120	838
DineEquity, Inc.*	30	838
American Axle & Manufacturing Holdings, Inc.*	112	821
Maidenform Brands, Inc.*	40	814
Blue Nile, Inc.*	17	800
Domino’s Pizza, Inc.*	70	791
Peet’s Coffee & Tea, Inc.*	20	785
Fuel Systems Solutions, Inc.*	30	778
Vitamin Shoppe, Inc.*	30	769
Boyd Gaming Corp.*	90	764
PEP Boys-Manny Moe & Jack	86	762
Ascent Media Corp. — Class A*	30	758
Stewart Enterprises, Inc. — Class A	140	757
Ameristar Casinos, Inc.	50	753
Charming Shoppes, Inc.*	200	750
Harte-Hanks, Inc.	70	731
Fred’s, Inc. — Class A	66	730
Shuffle Master, Inc.*	90	721
Lincoln Educational Services Corp.*	35	721
Jakks Pacific, Inc.*	50	719

		MARKET
	SHARES	VALUE

Liz Claiborne, Inc.*	170	$717
Stage Stores, Inc.	67	716
iRobot Corp.*	38	714
G-III Apparel Group Ltd.*	30	687
Core-Mark Holding Company, Inc.*	25	685
PetMed Express, Inc.	38	676
La-Z-Boy, Inc. — Class Z*	90	669
Callaway Golf Co.	110	664
Wet Seal, Inc. — Class A*	180	657
Exide Technologies*	126	655
Zumiez, Inc.*	40	644
RC2 Corp.*	40	644
Standard Pacific Co.*	191	636
Overstock.com, Inc.*	35	632
World Wrestling Entertainment, Inc. — Class A	40	622
Drew Industries, Inc.*	30	606
Sonic Automotive, Inc. — Class A*	70	599
Modine Manufacturing Co.*	76	584
Ethan Allen Interiors, Inc.	40	560
Churchill Downs, Inc.	17	558
Knology, Inc.*	50	546
Volcom, Inc.*	29	539
Superior Industries International, Inc.	40	538
K-Swiss, Inc. — Class A*	47	528
Asbury Automotive Group, Inc.*	50	527
Big 5 Sporting Goods Corp.	40	526
Red Robin Gourmet Burgers, Inc.*	30	515
Kirkland’s, Inc.*	30	506
CKX, Inc.*	100	499
Winnebago Industries, Inc.*	50	497
Drugstore.com, Inc.*	160	493
Express, Inc.*	30	491
Beazer Homes USA, Inc.*	135	490
Rentrak Corp.*	20	487
Bridgepoint Education, Inc.*	30	474
Mediacom Communications Corp. — Class A*	70	470
Sinclair Broadcast Group, Inc. — Class A*	80	466
hhgregg, Inc.*	20	466
Pre-Paid Legal Services, Inc.*	10	455
California Pizza Kitchen, Inc.*	30	454
America’s Car-Mart, Inc.*	20	453
Smith & Wesson Holding Corp.*	110	450
EW Scripps Co. — Class A*	60	447
Denny’s Corp.*	170	442
Sturm Ruger & Company, Inc.	30	430
DSW, Inc. — Class A*	19	427
Oxford Industries, Inc.	20	419
Furniture Brands International, Inc.*	80	418
Bebe Stores, Inc.	65	416
Shoe Carnival, Inc.*	20	410
Dorman Products, Inc.*	20	407

76	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

HOT Topic, Inc.	80	$406
Perry Ellis International, Inc.*	20	404
Media General, Inc. — Class A*	40	390
Libbey, Inc.*	30	389
Warner Music Group Corp.*	80	389
Coldwater Creek, Inc.*	114	383
Pacific Sunwear of California*	118	378
Christopher & Banks Corp.	60	371
Marcus Corp.	39	369
SuperMedia, Inc.*	20	366
AFC Enterprises, Inc.*	40	364
McClatchy Co. — Class A*	100	364
Entercom Communications Corp. — Class A*	40	353
Global Sources Ltd.*	45	353
Cavco Industries, Inc.*	10	352
Blyth, Inc.	10	341
Ambassadors Group, Inc.	30	339
Krispy Kreme Doughnuts, Inc.*	100	337
Universal Electronics, Inc.*	20	333
Haverty Furniture Companies, Inc.	27	332
Hovnanian Enterprises, Inc. — Class A*	90	331
West Marine, Inc.*	30	326
Retail Ventures, Inc.*	40	313
Stein Mart, Inc.*	50	311
Movado Group, Inc.*	29	310
Amerigon, Inc.*	40	295
Lifetime Brands, Inc.*	20	292
Systemax, Inc.	19	286
M/I Homes, Inc.*	29	280
Journal Communications, Inc. — Class A*	70	278
MarineMax, Inc.*	40	278
Speedway Motorsports, Inc.	20	271
LIN TV Corp. — Class A*	50	271
Vitacost.com, Inc.*	30	270
Midas, Inc.*	35	268
Unifi, Inc.*	70	267
Hawk Corp. — Class A*	10	254
Destination Maternity Corp.*	10	253
Lithia Motors, Inc. — Class A	40	247
Morgans Hotel Group Co.*	40	246
Martha Stewart Living Omnimedia — Class A*	50	246
Landry’s Restaurants, Inc.*	10	245
Standard Motor Products, Inc.	30	242
Isle of Capri Casinos, Inc.*	26	241
Casual Male Retail Group, Inc.*	70	239
Spartan Motors, Inc.	56	235
Weyco Group, Inc.	10	228
Leapfrog Enterprises, Inc. — Class A*	56	225
Multimedia Games, Inc.*	50	225
CPI Corp.	10	224

		MARKET
	SHARES	VALUE

McCormick & Schmick’s Seafood Restaurants, Inc.*	30	$224
Mac-Gray Corp.	20	223
Ruth’s Hospitality Group, Inc.*	53	222
Audiovox Corp. — Class A*	30	220
Culp, Inc.*	20	219
Gray Television, Inc.*	90	217
Sealy Corp.*	80	214
Hooker Furniture Corp.	20	213
Jamba, Inc.*	100	213
Lee Enterprises, Inc.*	80	206
Monarch Casino & Resort, Inc.*	20	203
Tuesday Morning Corp.*	50	199
AH Belo Corp. — Class A*	30	199
Stoneridge, Inc.*	26	197
Bon-Ton Stores, Inc.	20	195
Entravision Communications Corp. — Class A*	90	190
Build-A-Bear Workshop, Inc. — Class A*	27	183
Arctic Cat, Inc.*	20	182
Gaiam, Inc. — Class A	30	182
Steinway Musical Instruments, Inc.*	10	178
Cherokee, Inc.	10	171
Lacrosse Footwear, Inc.	10	168
Fisher Communications, Inc.*	10	168
Playboy Enterprises, Inc. — Class B*	40	168
CSS Industries, Inc.	10	165
O’Charleys, Inc.*	30	159
LodgeNet Interactive Corp.*	40	148
Delta Apparel, Inc.*	10	146
Ballantyne Strong, Inc.*	20	145
Skyline Corp.	8	144
Kid Brands, Inc.*	20	141
Joe’s Jeans, Inc.*	70	139
Sport Supply Group, Inc.	10	135
Summer Infant, Inc.*	20	131
ReachLocal, Inc.*	10	130
Brookfield Homes Corp.*	19	128
Carmike Cinemas, Inc.*	20	121
US Auto Parts Network, Inc.*	20	120
Borders Group, Inc.*	90	120
Red Lion Hotels Corp.*	20	119
Conn’s, Inc.*	20	118
Orbitz Worldwide, Inc.*	30	114
Carrols Restaurant Group, Inc.*	25	114
Marine Products Corp.*	20	113
Johnson Outdoors, Inc. — Class A*	10	113
REX American Resources Corp.*	7	112
RG Barry Corp.	10	110
Kenneth Cole Productions, Inc. — Class A*	10	110
American Apparel, Inc.*	60	110

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Learning Tree International, Inc.*	10	$109
Cambium Learning Group, Inc.*	30	108
Einstein Noah Restaurant Group, Inc.*	10	108
Cumulus Media, Inc. — Class A*	40	107
1-800-Flowers.com, Inc. — Class A*	48	99
Westwood One, Inc.*	10	99
Caribou Coffee Company, Inc.*	10	95
Outdoor Channel Holdings, Inc.*	20	93
New York & Company, Inc.*	40	92
Bluegreen Corp.*	30	90
PRIMEDIA, Inc.	30	88
Nexstar Broadcasting Group, Inc. — Class A*	20	88
National American University Holdings, Inc.	10	87
Shiloh Industries, Inc.*	10	85
Princeton Review, Inc.*	35	81
Radio One, Inc. — Class D*	60	77
Empire Resorts, Inc.*	40	65
Books-A-Million, Inc. — Class A	10	60
Beasley Broadcasting Group, Inc. — Class A*	10	49
Crown Media Holdings, Inc. — Class A*	20	35

Total Consumer Discretionary		226,580

HEALTH CARE - 7.7%
Salix Pharmaceuticals Ltd.*	100	3,903
ev3, Inc.*	152	3,406
Psychiatric Solutions, Inc.*	96	3,141
Owens & Minor, Inc.	110	3,122
STERIS Corp.	100	3,108
Healthsouth Corp.*	160	2,994
AMERIGROUP Corp.*	90	2,923
American Medical Systems Holdings, Inc.*	130	2,876
HMS Holdings Corp.*	49	2,657
NuVasive, Inc.*	70	2,482
Catalyst Health Solutions, Inc.*	70	2,415
Onyx Pharmaceuticals, Inc.*	110	2,375
Medicis Pharmaceutical Corp. — Class A	108	2,363
Immucor, Inc.*	120	2,286
Dionex Corp.*	30	2,234
Amedisys, Inc.*	50	2,198
Chemed Corp.	40	2,186
Magellan Health Services, Inc.*	60	2,179
Acorda Therapeutics, Inc.*	70	2,178
Masimo Corp.	90	2,143
Haemonetics Corp.*	40	2,141
Sirona Dental Systems, Inc.*	61	2,125
Alkermes, Inc.*	170	2,116
PSS World Medical, Inc.*	100	2,115
Impax Laboratories, Inc.*	110	2,097
Parexel International Corp.*	96	2,081

		MARKET
	SHARES	VALUE

West Pharmaceutical Services, Inc.	57	$2,080
Cubist Pharmaceuticals, Inc.*	100	2,060
Nektar Therapeutics*	170	2,057
Centene Corp.*	91	1,956
Volcano Corp.*	89	1,942
MedAssets, Inc.*	80	1,846
Seattle Genetics, Inc.*	150	1,799
Eclipsys Corp.*	100	1,784
Quality Systems, Inc.	30	1,740
WellCare Health Plans, Inc.*	70	1,662
Incyte Corporation Ltd.*	150	1,661
Auxilium Pharmaceuticals, Inc.*	70	1,645
Isis Pharmaceuticals, Inc.*	168	1,608
Cepheid, Inc.*	98	1,570
Viropharma, Inc.*	140	1,569
Healthspring, Inc.*	101	1,567
Par Pharmaceutical Companies, Inc.*	60	1,558
Bruker Corp.*	128	1,556
inVentiv Health, Inc.*	60	1,536
Arthrocare Corp.*	50	1,532
Odyssey HealthCare, Inc.*	57	1,523
athenahealth, Inc.*	58	1,516
Savient Pharmaceuticals, Inc.*	120	1,512
Align Technology, Inc.*	100	1,487
Integra LifeSciences Holdings Corp.*	40	1,480
Martek Biosciences Corp.*	60	1,423
HeartWare International, Inc.*	20	1,401
Theravance, Inc.*	110	1,383
AMAG Pharmaceuticals, Inc.*	40	1,374
Vivus, Inc.*	140	1,344
Gentiva Health Services, Inc.*	48	1,296
Pharmasset, Inc.*	46	1,258
Meridian Bioscience, Inc.	70	1,190
Cyberonics, Inc.*	50	1,184
PDL BioPharma, Inc.	210	1,180
Phase Forward, Inc.*	70	1,168
Wright Medical Group, Inc.*	70	1,163
DexCom, Inc.*	100	1,156
Luminex Corp.*	70	1,135
Insulet Corp.*	73	1,099
Immunogen, Inc.*	116	1,075
Zoll Medical Corp.*	39	1,057
Neogen Corp.*	40	1,042
Questcor Pharmaceuticals, Inc.*	100	1,021
MWI Veterinary Supply, Inc.*	20	1,005
Invacare Corp.	47	975
Landauer, Inc.	16	974
Orthofix International N.V.*	30	961
Enzon Pharmaceuticals, Inc.*	90	958
Halozyme Therapeutics, Inc.*	133	936
Conmed Corp.*	50	931
Celera Corp.*	140	917
Analogic Corp.	20	910

78	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Alnylam Pharmaceuticals, Inc.*	60	$901
Kindred Healthcare, Inc.*	70	899
Hanger Orthopedic Group, Inc.*	50	898
Greatbatch, Inc.*	40	892
Amsurg Corp. — Class A*	50	891
Bio-Reference Labs, Inc.*	40	887
Micromet, Inc.*	141	880
Universal American Corp.*	60	864
Abaxis, Inc.*	40	857
Geron Corp.*	170	853
Allos Therapeutics, Inc.*	139	852
Momenta Pharmaceuticals, Inc.*	68	834
LHC Group, Inc.*	30	833
RehabCare Group, Inc.*	38	828
Natus Medical, Inc.*	50	815
Merit Medical Systems, Inc.*	50	803
Conceptus, Inc.*	50	779
Computer Programs & Systems, Inc.	19	777
Targacept, Inc.*	40	773
SonoSite, Inc.*	28	759
IPC The Hospitalist Company, Inc.*	30	753
PharMerica Corp.*	50	733
Metabolix, Inc.*	51	730
eResearchTechnology, Inc.*	92	725
InterMune, Inc.*	76	711
Affymetrix, Inc.*	120	708
Omnicell, Inc.*	60	701
Triple-S Management Corp. — Class B*	37	686
Medicines Co.*	90	685
MannKind Corp.*	107	684
Healthways, Inc.*	57	679
Exelixis, Inc.*	190	659
Emeritus Corp.*	40	652
Rigel Pharmaceuticals, Inc.*	90	648
Sun Healthcare Group, Inc.*	80	646
Sequenom, Inc.*	109	644
NPS Pharmaceuticals, Inc.*	100	644
ICU Medical, Inc.*	20	643
Symmetry Medical, Inc.*	60	632
Accuray, Inc.*	95	630
Micrus Endovascular Corp.*	30	624
Syneron Medical Ltd.*	60	617
Select Medical Holdings Corp.*	90	610
Air Methods Corp.*	20	595
Assisted Living Concepts, Inc. — Class A*	20	592
Angiodynamics, Inc.*	40	590
ABIOMED, Inc.*	60	581
Molina Healthcare, Inc.*	20	576
Arena Pharmaceuticals, Inc.*	184	565
Optimer Pharmaceuticals, Inc.*	60	556
National Healthcare Corp.	16	551
NxStage Medical, Inc.*	37	549

		MARKET
	SHARES	VALUE

Medivation, Inc.*	61	$539
Ariad Pharmaceuticals, Inc.*	190	536
Unilife Corp.*	90	524
Genoptix, Inc.*	30	516
Quidel Corp.*	40	508
Somanetics Corp.*	20	499
Inspire Pharmaceuticals, Inc.*	100	499
Neurocrine Biosciences, Inc.*	89	498
MAKO Surgical Corp.*	40	498
XenoPort, Inc.*	50	490
Pharmacyclics, Inc.*	70	466
Medidata Solutions, Inc.*	30	465
SIGA Technologies, Inc.*	60	462
Hi-Tech Pharmacal Company, Inc.*	20	458
Emergent Biosolutions, Inc.*	28	458
Cross Country Healthcare, Inc.*	50	449
Lexicon Pharmaceuticals, Inc.*	349	447
Ensign Group, Inc.	27	446
SurModics, Inc.*	27	443
Delcath Systems, Inc.*	69	437
Nabi Biopharmaceuticals*	80	435
America Service Group, Inc.	25	430
AMN Healthcare Services, Inc.*	56	419
Alphatec Holdings, Inc.*	89	413
Ardea Biosciences, Inc.*	20	411
Endologix, Inc.*	90	408
Dyax Corp.*	174	395
HealthTronics, Inc.*	80	386
Res-Care, Inc.*	40	386
Vital Images, Inc.*	30	383
Vascular Solutions, Inc.*	30	375
OraSure Technologies, Inc.*	80	370
Immunomedics, Inc.*	119	368
Zymogenetics, Inc.*	87	367
BioScrip, Inc.*	70	367
Durect Corp.*	150	364
American Dental Partners, Inc.*	30	363
Team Health Holdings, Inc.*	28	362
Opko Health, Inc.*	160	362
Medical Action Industries, Inc.*	30	360
Ironwood Pharmaceuticals, Inc. — Class A*	30	358
ATS Medical, Inc.*	90	357
Obagi Medical Products, Inc.*	30	355
Pozen, Inc.*	50	350
Almost Family, Inc.*	10	349
Spectrum Pharmaceuticals, Inc.*	88	345
Staar Surgical Co.*	60	343
AVANIR Pharmaceuticals, Inc. — Class A*	133	342
Caliper Life Sciences, Inc.*	80	342
Corvel Corp.*	10	338
US Physical Therapy, Inc.*	20	338
Palomar Medical Technologies, Inc.*	30	336

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Cantel Medical Corp.	20	$334
Pain Therapeutics, Inc.*	60	334
BioMimetic Therapeutics, Inc.*	30	334
Vanda Pharmaceuticals, Inc.*	50	331
Keryx Biopharmaceuticals, Inc.*	90	329
SenoRx, Inc.*	30	329
Kendle International, Inc.*	28	323
Accelrys, Inc.*	50	322
Novavax, Inc.*	148	321
DynaVox, Inc. — Class A*	20	320
Clarient, Inc.*	102	314
Spectranetics Corp.*	60	311
AVI BioPharma, Inc.*	193	311
Vical, Inc.*	100	310
Ligand Pharmaceuticals, Inc. (Cl.B) — Class B*	210	307
Synovis Life Technologies, Inc.*	20	306
IRIS International, Inc.*	30	304
Arqule, Inc.*	70	301
Medcath Corp.*	38	299
MELA Sciences, Inc.*	40	298
Sangamo Biosciences, Inc.*	80	297
BioCryst Pharmaceuticals, Inc.*	50	295
Maxygen, Inc.*	53	293
Eurand N.V.*	30	291
Idenix Pharmaceuticals, Inc.*	58	290
Akorn, Inc.*	97	288
RTI Biologics, Inc.*	98	287
Sunrise Senior Living, Inc.*	103	286
ZIOPHARM Oncology, Inc.*	90	286
Young Innovations, Inc.	10	282
Providence Service Corp.*	20	280
TomoTherapy, Inc.*	87	277
Celldex Therapeutics, Inc.*	60	274
Capital Senior Living Corp.*	55	273
Merge Healthcare, Inc.*	93	272
Transcend Services, Inc.*	20	270
Progenics Pharmaceuticals, Inc.*	49	269
Cadence Pharmaceuticals, Inc.*	38	266
Array Biopharma, Inc.*	87	265
Accretive Health, Inc.*	20	265
Exact Sciences Corp.*	60	264
MAP Pharmaceuticals, Inc.*	20	262
Metropolitan Health Networks, Inc.*	70	261
Genomic Health, Inc.*	20	259
Cytori Therapeutics, Inc.*	74	258
BMP Sunstone Corp.*	50	258
AGA Medical Holdings, Inc.*	20	254
Depomed, Inc.*	90	252
Chindex International, Inc.*	20	251
Clinical Data, Inc.*	20	249
CryoLife, Inc.*	46	248
Biotime, Inc.*	40	246
Rural/Metro Corp.*	30	244
Orthovita, Inc.*	120	244

		MARKET
	SHARES	VALUE

Dynavax Technologies Corp.*	130	$242
Health Grades, Inc.*	40	240
Affymax, Inc.*	40	239
Kensey Nash Corp.*	10	237
Jazz Pharmaceuticals, Inc.*	30	235
Inhibitex, Inc.*	90	229
Enzo Biochem, Inc.*	56	228
Santarus, Inc.*	90	223
Omeros Corp.*	30	223
Cerus Corp.*	70	221
CardioNet, Inc.*	40	219
Antares Pharma, Inc.*	120	211
Orexigen Therapeutics, Inc.*	50	210
Albany Molecular Research, Inc.*	40	207
Skilled Healthcare Group, Inc. — Class A*	30	204
Furiex Pharmaceuticals, Inc.*	20	203
Alliance HealthCare Services, Inc.*	50	202
SuperGen, Inc.*	100	202
Biospecifics Technologies Corp.*	10	199
StemCells, Inc.*	210	197
Biosante Pharmaceuticals, Inc.*	110	194
Peregrine Pharmaceuticals, Inc.*	90	193
Chelsea Therapeutics International, Inc.*	65	190
Alexza Pharmaceuticals, Inc.*	70	190
Solta Medical, Inc.*	100	190
Cytokinetics, Inc.*	80	190
Rochester Medical Corp.*	20	189
Sciclone Pharmaceuticals, Inc.*	71	189
Allied Healthcare International, Inc.*	80	186
Cutera, Inc.*	20	184
Cynosure, Inc. — Class A*	17	183
Five Star Quality Care, Inc.*	60	181
Curis, Inc.*	130	181
Somaxon Pharmaceuticals, Inc.*	50	180
Infinity Pharmaceuticals, Inc.*	30	177
Neuralstem, Inc.*	70	175
Osiris Therapeutics, Inc.*	30	174
Combinatorx, Inc.*	120	174
Virtual Radiologic Corp.*	10	172
Exactech, Inc.*	10	171
Continucare Corp.*	50	168
LCA-Vision, Inc.*	30	166
PDI, Inc.*	20	166
Stereotaxis, Inc.*	50	166
Cypress Bioscience, Inc.*	70	161
Hansen Medical, Inc.*	75	160
MedQuist, Inc.	20	158
Cambrex Corp.*	50	158
CytRx Corp.*	190	146
Pure Bioscience*	60	143
Inovio Pharmaceuticals, Inc.*	140	143
AVEO Pharmaceuticals, Inc.*	20	141

80	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Aoxing Pharmaceutical Company, Inc.*	40	$130
Cumberland Pharmaceuticals, Inc.*	20	128
Nanosphere, Inc.*	29	126
NeurogesX, Inc.*	19	126
Corcept Therapeutics, Inc.*	40	125
Prospect Medical Holdings, Inc.*	20	121
Synta Pharmaceuticals Corp.*	40	108
Biodel, Inc.*	27	102
Nymox Pharmaceutical Corp.*	30	94
Lannett Company, Inc.*	20	91
Caraco Pharmaceutical Laboratories Ltd.*	19	90
Sucampo Pharmaceuticals, Inc. — Class A*	25	88
Codexis, Inc.*	10	88
Transcept Pharmaceuticals, Inc.*	10	83
Alimera Sciences, Inc.*	10	74
Neostem, Inc.*	40	73
Cornerstone Therapeutics, Inc.*	10	59
AspenBio Pharma, Inc.*	60	59
Acura Pharmaceuticals, Inc.*	23	58
Anthera Pharmaceuticals, Inc.*	10	54

Total Health Care		225,876

ENERGY - 3.0%
Brigham Exploration Co.*	203	3,122
Dril-Quip, Inc.*	63	2,773
World Fuel Services Corp.	100	2,594
Bill Barrett Corp.*	79	2,431
Berry Petroleum Co. — Class A	90	2,315
Nordic American Tanker Shipping	80	2,247
Arena Resources, Inc.*	70	2,233
CARBO Ceramics, Inc.	30	2,166
Key Energy Services, Inc.*	220	2,020
Complete Production Services, Inc.*	137	1,959
Lufkin Industries, Inc.	50	1,950
Helix Energy Solutions Group, Inc.*	180	1,939
Swift Energy Co.*	70	1,884
Overseas Shipholding Group, Inc.	50	1,852
Bristow Group, Inc.*	60	1,764
Rosetta Resources, Inc.*	88	1,743
Patriot Coal Corp.*	145	1,704
McMoRan Exploration Co.*	152	1,689
Penn Virginia Corp.	80	1,609
Ship Finance International Ltd.	80	1,430
Energy XXI Bermuda Ltd.*	90	1,420
Tetra Technologies, Inc.*	130	1,180
Cal Dive International, Inc.*	174	1,018
Clean Energy Fuels Corp.*	67	1,001
Northern Oil and Gas, Inc.*	77	989
Gulfmark Offshore, Inc. — Class A*	37	969
Newpark Resources, Inc.*	160	968
USEC, Inc.*	200	952
Contango Oil & Gas Co.*	20	895

		MARKET
	SHARES	VALUE

International Coal Group, Inc.*	231	$889
Resolute Energy Corp.*	70	857
Stone Energy Corp.*	76	848
TransAtlantic Petroleum Ltd.*	260	824
Global Industries Ltd.*	180	808
ATP Oil & Gas Corp.*	76	805
James River Coal Co.*	50	796
Cloud Peak Energy, Inc.*	60	796
Parker Drilling Co.*	200	790
ION Geophysical Corp.*	225	783
Petroleum Development Corp.*	30	769
Carrizo Oil & Gas, Inc.*	47	730
BPZ Resources, Inc.*	170	705
RPC, Inc.	50	682
Kodiak Oil & Gas Corp.*	210	670
Superior Well Services, Inc.*	40	669
Petroquest Energy, Inc.*	98	662
Rex Energy Corp.*	62	626
Tesco Corp.*	50	614
Energy Partners Ltd.*	50	610
Gulfport Energy Corp.*	50	593
Hornbeck Offshore Services, Inc.*	40	584
Pioneer Drilling Co.*	102	578
W&T Offshore, Inc.	60	568
American Oil & Gas, Inc.*	90	565
T-3 Energy Services, Inc. — Class 3*	20	558
Teekay Tankers Ltd. — Class A	50	557
Golar LNG Ltd.	56	553
Gulf Island Fabrication, Inc.	35	543
Knightsbridge Tankers Ltd.	30	528
General Maritime Corp.	87	525
Willbros Group, Inc.*	70	518
Vaalco Energy, Inc.	90	504
Hercules Offshore, Inc.*	200	486
OYO Geospace Corp.*	10	485
Goodrich Petroleum Corp.*	40	480
Matrix Service Co.*	50	465
Western Refining, Inc.*	90	453
Apco Oil and Gas International, Inc.	19	447
Crosstex Energy, Inc.*	68	436
Harvest Natural Resources, Inc.*	59	435
Venoco, Inc.*	26	428
Clayton Williams Energy, Inc.*	10	421
Boots & Coots, Inc.*	140	413
Magnum Hunter Resources Corp.*	90	392
Rentech, Inc.*	380	376
CVR Energy, Inc.*	50	376
Warren Resources, Inc.*	120	348
Abraxas Petroleum Corp.*	120	336
DHT Holdings, Inc.	87	335
GMX Resources, Inc.*	50	324
Callon Petroleum Co.*	50	315
Basic Energy Services, Inc.*	40	308
Green Plains Renewable Energy, Inc.*	30	307

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Vantage Drilling Co.*	222	$300
CAMAC Energy, Inc.*	80	298
Houston American Energy Corp.	30	296
FX Energy, Inc.*	80	290
Gastar Exploration Ltd.*	80	289
Delta Petroleum Corp.*	334	287
Cheniere Energy, Inc.*	100	282
PHI, Inc. *	20	282
Georesources, Inc.*	20	279
Endeavour International Corp.*	251	266
Panhandle Oil and Gas, Inc. — Class A	10	264
Uranium Energy Corp.*	111	262
L&L Energy, Inc.*	30	258
Natural Gas Services Group, Inc.*	17	257
Scorpio Tankers, Inc.*	20	229
Dawson Geophysical Co.*	10	213
RAM Energy Resources, Inc.*	100	207
Syntroleum Corp.*	122	200
Seahawk Drilling, Inc.*	20	194
Union Drilling, Inc.*	32	176
Miller Petroleum, Inc.*	30	173
Evolution Petroleum Corp.*	30	150
Delek US Holdings, Inc.	20	146
Approach Resources, Inc.*	20	138
Allis-Chalmers Energy, Inc.*	60	124
Hallador Energy Co.*	10	89
Global Geophysical Services, Inc.*	10	70
Alon USA Energy, Inc.	10	64

Total Energy		87,372

MATERIALS - 2.7% Rock-Tenn Co. — Class A	69	3,427
Solutia, Inc.*	210	2,751
WR Grace & Co.*	130	2,735
Silgan Holdings, Inc.	96	2,724
Olin Corp.	140	2,533
Coeur d’Alene Mines Corp.*	159	2,509
Sensient Technologies Corp.	87	2,256
Hecla Mining Co.*	430	2,245
Allied Nevada Gold Corp.*	111	2,184
Thompson Creek Metals Company, Inc.*	250	2,170
Rockwood Holdings, Inc.*	90	2,042
Golden Star Resources Ltd.*	450	1,971
NewMarket Corp.	20	1,746
HB Fuller Co.	90	1,709
Schweitzer-Mauduit International, Inc.	30	1,513
Louisiana-Pacific Corp.*	220	1,472
Minerals Technologies, Inc.	30	1,426
Worthington Industries, Inc.	110	1,415
PolyOne Corp.*	160	1,347
Jaguar Mining, Inc.*	150	1,324
Calgon Carbon Corp.*	100	1,324
Balchem Corp.	50	1,250

		MARKET
	SHARES	VALUE

Arch Chemicals, Inc.	40	$1,230
RTI International Metals, Inc.*	50	1,205
OM Group, Inc.*	50	1,193
Texas Industries, Inc.	40	1,182
A. Schulman, Inc.	60	1,138
Globe Specialty Metals, Inc.*	110	1,136
Innophos Holdings, Inc.	43	1,121
Ferro Corp.*	150	1,105
Clearwater Paper Corp.*	20	1,095
Kaiser Aluminum Corp.	30	1,040
Koppers Holdings, Inc.	45	1,012
Stillwater Mining Co.*	84	976
Century Aluminum Co.*	107	945
STR Holdings, Inc.*	50	940
AMCOL International Corp.	36	846
Deltic Timber Corp.	20	836
KapStone Paper and Packaging Corp.*	75	836
PH Glatfelter Co.	76	825
US Gold Corp.*	161	807
Georgia Gulf Corp.*	60	800
Brush Engineered Materials, Inc.*	36	719
Buckeye Technologies, Inc.*	68	677
Boise, Inc.*	123	675
Neenah Paper, Inc.	35	641
Graphic Packaging Holding Co.*	200	630
Zep, Inc.	36	628
Omnova Solutions, Inc.*	80	625
Horsehead Holding Corp.*	80	605
Wausau Paper Corp.*	87	589
Westlake Chemical Corp.	30	557
Quaker Chemical Corp.	20	542
Haynes International, Inc.	17	524
Spartech Corp.*	50	512
Myers Industries, Inc.	60	485
Hawkins, Inc.	20	482
Stepan Co.	7	479
AM Castle & Co.*	30	417
Olympic Steel, Inc.	18	413
LSB Industries, Inc.*	30	399
Zoltek Companies, Inc.*	46	390
Kraton Performance Polymers, Inc.*	20	376
Capital Gold Corp.*	90	360
Graham Packaging Company, Inc.*	30	359
General Moly, Inc.*	110	339
American Vanguard Corp.	40	317
Headwaters, Inc.*	106	301
Metals USA Holdings Corp.*	20	299
Landec Corp.*	46	271
Senomyx, Inc.*	70	265
AEP Industries, Inc.*	10	239
US Energy Corp.*	50	238
TPC Group, Inc.*	10	166
Universal Stainless & Alloy*	10	160

82	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

KMG Chemicals, Inc.	10	$144
Noranda Aluminum Holding Corp.*	20	129
Verso Paper Corp.*	30	69
NL Industries, Inc.	10	61

Total Materials		79,423

CONSUMER STAPLES - 1.8% Casey’s General Stores, Inc.	90	3,141
TreeHouse Foods, Inc.*	60	2,740
Ruddick Corp.	79	2,448
United Natural Foods, Inc.*	80	2,390
Sanderson Farms, Inc.	45	2,283
Nu Skin Enterprises, Inc. — Class A	90	2,244
American Italian Pasta Co. — Class A*	40	2,115
Diamond Foods, Inc.	40	1,644
Lancaster Colony Corp.	30	1,601
Universal Corp.	40	1,587
Fresh Del Monte Produce, Inc.*	70	1,417
Hain Celestial Group, Inc.*	70	1,412
Vector Group Ltd.	83	1,396
Boston Beer Company, Inc. — Class A*	19	1,282
Darling International, Inc.*	150	1,126
WD-40 Co.	30	1,002
Andersons, Inc.	30	978
Chiquita Brands International, Inc.*	80	972
Winn-Dixie Stores, Inc.*	100	964
Rite Aid Corp.*	980	960
Tootsie Roll Industries, Inc.	40	946
Central Garden and Pet Co. — Class A*	100	897
B&G Foods, Inc. — Class A	80	862
J&J Snack Foods Corp.	20	842
Weis Markets, Inc.	25	823
Spectrum Brands Holdings, Inc.*	30	761
Lance, Inc.	46	758
Heckmann Corp.*	160	742
Pricesmart, Inc.	30	697
Nash Finch Co.	20	683
Dole Food Company, Inc.*	60	626
Pilgrim’s Pride Corp.*	90	591
Elizabeth Arden, Inc.*	39	566
Alliance One International, Inc.*	159	566
Pantry, Inc.*	40	564
Spartan Stores, Inc.	39	535
Medifast, Inc.*	20	518
Cal-Maine Foods, Inc.	16	511
Prestige Brands Holdings, Inc.*	70	496
Coca-Cola Bottling Company Consolidated	10	479
Synutra International, Inc.*	28	453
Smart Balance, Inc.*	110	450
Inter Parfums, Inc.	30	427
USANA Health Sciences, Inc.*	10	365

		MARKET
	SHARES	VALUE

Calavo Growers, Inc.	19	$341
Seneca Foods Corp. — Class A*	10	323
National Beverage Corp.	25	307
Nutraceutical International Corp.*	20	305
Star Scientific, Inc.*	172	282
Ingles Markets, Inc. — Class A	18	271
Village Super Market, Inc. — Class A	10	262
Great Atlantic & Pacific Tea Co.*	60	234
Alico, Inc.	10	230
Oil-Dri Corporation of America	10	229
Revlon, Inc. — Class A*	20	223
Limoneira Co.	10	218
Imperial Sugar Co.	20	202
Female Health Co.	30	156
Farmer Bros Co.	10	151
John B. Sanfilippo & Son, Inc.*	10	145
MGP Ingredients, Inc.*	20	133
Harbinger Group, Inc.*	20	126
Schiff Nutrition International, Inc.	17	121
Susser Holdings Corp.*	10	118
Lifeway Foods, Inc.*	10	97
Nature’s Sunshine Products, Inc.	10	84
Cellu Tissue Holdings, Inc.*	10	78

Total Consumer Staples		53,496

UTILITIES - 1.8%
Piedmont Natural Gas Company, Inc.	130	3,289
Nicor, Inc.	79	3,199
WGL Holdings, Inc.	86	2,927
Cleco Corp.	108	2,852
IDACORP, Inc.	80	2,662
New Jersey Resources Corp.	70	2,464
Portland General Electric Co.	130	2,383
Southwest Gas Corp.	80	2,360
Northwest Natural Gas Co.	50	2,178
South Jersey Industries, Inc.	47	2,019
Black Hills Corp.	70	1,993
Avista Corp.	100	1,953
Unisource Energy Corp.	57	1,720
Allete, Inc.	49	1,678
PNM Resources, Inc.	150	1,677
NorthWestern Corp.	60	1,572
El Paso Electric Co.*	79	1,529
MGE Energy, Inc.	40	1,442
Laclede Group, Inc.	40	1,325
Empire District Electric Co.	70	1,314
UIL Holdings Corp.	50	1,251
CH Energy Group, Inc.	28	1,099
California Water Service Group	30	1,071
American States Water Co.	27	895
Dynegy, Inc. — Class A*	180	693
Chesapeake Utilities Corp.	20	628
Southwest Water Co.	52	545

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	83

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

SJW Corp.	20	$469
Unitil Corp.	20	418
Central Vermont Public Service Corp.	20	395
Middlesex Water Co.	20	317
Consolidated Water Company Ltd.	26	296
York Water Co.	20	284
Cadiz, Inc.*	20	241
Connecticut Water Service, Inc.	10	210
Artesian Resources Corp. — Class A	10	185
American DG Energy, Inc.*	30	93

Total Utilities		51,626

TELECOMMUNICATION SERVICES - 0.5%
Syniverse Holdings, Inc.*	120	2,454
AboveNet, Inc.*	40	1,887
Cincinnati Bell, Inc.*	350	1,053
NTELOS Holdings Corp.	46	791
PAETEC Holding Corp.*	220	750
Shenandoah Telecommunications Co.	40	710
Premiere Global Services, Inc.*	110	697
Consolidated Communications Holdings, Inc.	40	680
Alaska Communications
Systems Group, Inc.	80	679
Atlantic Tele-Network, Inc.	16	661
Neutral Tandem, Inc.*	57	641
General Communication, Inc. — Class A*	80	607
Iridium Communications, Inc.*	60	602
Cbeyond, Inc.*	47	588
Cogent Communications
Group, Inc.*	77	584
Global Crossing Ltd.*	50	529
USA Mobility, Inc.	40	517
Vonage Holdings Corp.*	190	437
FiberTower Corp.*	80	378
ICO Global Communications
Holdings Ltd.*	170	274
IDT Corp. — Class B*	20	255
Globalstar, Inc.*	120	185

Total Telecommunication Services		15,959

Total Common Stocks
(Cost $1,301,401)		1,633,569

RIGHTS(a) - 0.0%
Zion Oil & Gas, Inc., Expires 07/15/10	16	—

Total Rights (Cost $22)		—

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 24.9%
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	$148,477	$148,477
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	148,477	148,477
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	148,477	148,477
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	148,477	148,477
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	134,316	134,316

Total Repurchase Agreements
(Cost $728,224)		728,224

Total Investments - 80.6% (Cost $2,029,647)		$2,361,793

Cash & Other Assets, Less Liabilities – 19.4%		569,411

Total Net Assets – 100.0%		$2,931,204

		Unrealized
	CONTRACTS	Loss

FUTURE CONTRACTS PURCHASED(a)
September 2010 Russell 2000
Index Mini Futures Contracts (Aggregate Market Value of
Contracts $971,360)	16	$(37,263)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 Russell 2000 Index Swap, Terminating 07/30/10†† (Notional Market Value $1,920,231)	3,151	$(20,263)
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/30/10††
(Notional Market Value $377,446)	619	(22,311)
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10††
(Notional Market Value $960,551)	1,576	(50,379)

(Total Notional Market Value $3,258,228)		$(92,953)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

84	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$1,633,569
Repurchase agreements, at value	728,224

Total investments	2,361,793
Segregated cash with broker	757,855
Fund shares sold	8,350
Dividends	1,822

Total assets	3,129,820

Liabilities:
Unrealized depreciation on swap agreements	92,953
Swap settlement	20,764
Variation margin	10,880
Fund shares redeemed	65,828
Management fees	2,754
Custodian fees	101
Transfer agent/maintenance fees	765
Distribution and service fees	765
Portfolio accounting fees	306
Licensing fees	207
Other	3,293

Total liabilities	198,616

Net Assets	$2,931,204

Net assets consist of:
Paid in capital	8,518,615
Accumulated net investment loss	(21,940)
Accumulated net realized loss on sale of investments	(5,767,401)
Net unrealized appreciation in value of investments	201,930

Net assets	2,931,204

Capital shares outstanding	31,807
Net asset value per share	$92.16

Investments, at cost	$1,301,423
Repurchase agreements, at cost	728,224

Total cost	$2,029,647
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $2)	$10,403
Interest	1,488

Total investment income	11,891

Expenses:
Management fees	17,642
Transfer agent and administrative fees	4,901
Distribution and service fees	4,901
Portfolio accounting fees	1,960
Trustees’ fees*	252
Audit and outside service fees	1,923
Miscellaneous	1,798

Total expenses	33,377

Net investment loss	(21,486)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	31,680
Equity index swaps	(139,108)
Futures contracts	(37,496)

Net realized loss	(144,924)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(76,594)
Equity index swaps	(196,767)
Futures contracts	(71,611)

Net unrealized depreciation	(344,972)

Net loss	(489,896)

Net decrease in net assets resulting from operations	$(511,382)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	85

 RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(21,486)	$(30,024)
Net realized loss during the period on investments	(144,924)	(559,709)
Net unrealized appreciation (depreciation) during the period on investments	(344,972)	465,754

Net decrease in net assets resulting from operations	(511,382)	(123,979)

Distributions to shareholders from:
Net investment income	—	(317)

Total distributions to shareholders	—	(317)

Capital share transactions:
Proceeds from sale of shares	27,571,421	85,843,610
Distributions reinvested	—	317
Cost of shares redeemed	(27,780,122)	(85,489,820)

Net increase (decrease) from capital share transactions	(208,701)	354,107

Net increase (decrease) in net assets	(720,083)	229,811
Net assets:
Beginning of period	3,651,287	3,421,476

End of period	$2,931,204	$3,651,287

Accumulated net investment loss at end of period	$(21,940)	$(454)

Capital share activity:
Shares sold	245,274	1,241,567 †
Shares reinvested	—	3 †
Shares redeemed	(249,954)	(1,251,526)†

†	Per share amounts for the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.
86	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009[e]	2008[e]	2007[e]	2006[b,e]
Per Share Data
Net asset value, beginning of period	$100.07	$ 73.67	$224.30	$259.70	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.60)	(.67)	.10	2.50	.50
Net gain (loss) on securities (realized and unrealized)	(7.31)	27.08	(148.93)	(35.20)	9.60

Total from investment operations	(7.91)	26.41	(148.83)	(32.70)	10.10

Less distributions:
Dividends from net investment income	—	(.01)	(1.80)	(.10)	(.40)
Distributions from realized gains	—	—	—	(2.60)	—

Total distributions	—	(.01)	(1.80)	(2.70)	(.40)

Net asset value, end of period	$ 92.16	$100.07	$ 73.67	$224.30	$259.70

Total Return[d]	(7.90% )	35.85%	(66.18% )	(12.59% )	40.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,931	$3,651	$3,421	$6,205	$4,584

Ratios to average net assets:
Net investment income (loss)	(1.10% )	(0.97% )	0.06%	0.95%	1.02%	[f]
Total expenses	1.70%	1.75%	1.68%	1.64%	1.64%	[f]

Portfolio turnover rate	15%	493%	347%	174%	60%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations October 27, 2006 — Russell 2000® 2x Strategy Fund.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Per share amounts for the period: October 27, 2006 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

[f]	Annualized
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	87

FUND PROFILE (Unaudited)
June 30, 2010

RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).
Inception: October 1, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Salix Pharmaceuticals Ltd.	0.2%
MFA Financial, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%
TIBCO Software, Inc.	0.2%
Highwoods Properties, Inc.	0.2%
Nordson Corp.	0.2%
Deckers Outdoor Corp.	0.2%
Rock-Tenn Co. — Class A	0.2%
Psychiatric Solutions, Inc.	0.2%
ev3, Inc.	0.2%

Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
88	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 76.1%

FINANCIALS - 16.3%
MFA Financial, Inc.	2,294	$16,976
Highwoods Properties, Inc.	584	16,212
ProAssurance Corp.*	270	15,325
Omega Healthcare Investors, Inc.	762	15,187
FirstMerit Corp.	880	15,074
BioMed Realty Trust, Inc.	930	14,964
Alterra Capital Holdings Ltd.	786	14,761
Apollo Investment Corp.	1,578	14,723
National Retail Properties, Inc.	683	14,644
Entertainment Properties Trust	384	14,619
Home Properties, Inc.	322	14,513
SVB Financial Group*	346	14,266
CBL & Associates Properties, Inc.	1,130	14,057
Washington Real Estate Investment Trust	501	13,823
Tanger Factory Outlet Centers	330	13,655
Platinum Underwriters Holdings Ltd.	374	13,572
American Capital Ltd.*	2,777	13,385
Prosperity Bancshares, Inc.	384	13,344
Kilroy Realty Corp.	436	12,962
Mid-America Apartment Communities, Inc.	250	12,867
Westamerica Bancorp	240	12,605
Signature Bank*	330	12,543
LaSalle Hotel Properties	574	11,807
Potlatch Corp.	330	11,791
American Campus Communities, Inc.	430	11,735
Iberiabank Corp.	220	11,326
MGIC Investment Corp.*	1,641	11,306
Healthcare Realty Trust, Inc.	507	11,139
Stifel Financial Corp.*	255	11,064
Trustmark Corp.	520	10,826
Umpqua Holdings Corp.	940	10,791
First American Financial Corp.	850	10,778
Knight Capital Group, Inc. — Class A*	774	10,673
DiamondRock Hospitality Co.*	1,269	10,431
Northwest Bancshares, Inc.	897	10,289
Equity Lifestyle Properties, Inc.	213	10,273
Extra Space Storage, Inc.	714	9,925
Astoria Financial Corp.	709	9,756
NewAlliance Bancshares, Inc.	870	9,753
Delphi Financial Group, Inc. — Class A	394	9,618
Webster Financial Corp.	530	9,508
Redwood Trust, Inc.	644	9,428
UMB Financial Corp.	260	9,246
Post Properties, Inc.	404	9,183
Portfolio Recovery Associates, Inc.*	137	9,149
CNO Financial Group, Inc.*	1,814	8,979

		MARKET
	SHARES	VALUE

Susquehanna Bancshares, Inc.	1,060	$8,830
Wintrust Financial Corp.	261	8,702
Montpelier Re Holdings Ltd.	580	8,659
Glacier Bancorp, Inc.	590	8,655
PHH Corp.*	454	8,644
Medical Properties Trust, Inc.	912	8,609
Hatteras Financial Corp.	302	8,402
First Financial Bankshares, Inc.	173	8,320
Colonial Properties Trust	570	8,282
Cash America International, Inc.	240	8,225
PS Business Parks, Inc.	147	8,200
DuPont Fabros Technology, Inc.	330	8,105
Hancock Holding Co.	240	8,006
Sunstone Hotel Investors, Inc.*	800	7,944
Radian Group, Inc.	1,094	7,921
Sovran Self Storage, Inc.	230	7,919
MB Financial, Inc.	430	7,908
EastGroup Properties, Inc.	221	7,863
DCT Industrial Trust, Inc.	1,722	7,783
RLI Corp.	148	7,771
National Health Investors, Inc.	200	7,712
Argo Group International Holdings Ltd.	252	7,709
United Bankshares, Inc.	318	7,613
FNB Corp.	934	7,500
Old National Bancorp	714	7,397
Whitney Holding Corp.	790	7,307
First Midwest Bancorp, Inc.	600	7,296
International Bancshares Corp.	434	7,243
Tower Group, Inc.	330	7,105
American Capital Agency Corp.	266	7,028
First Financial Bancorp	470	7,026
CVB Financial Corp.	737	7,001
Ezcorp, Inc. — Class A*	376	6,975
Anworth Mortgage Asset Corp.	974	6,935
Park National Corp.	104	6,764
Franklin Street Properties Corp.	569	6,720
Cathay General Bancorp	644	6,653
Starwood Property Trust, Inc.	390	6,610
Selective Insurance Group, Inc.	434	6,449
Ocwen Financial Corp.*	619	6,308
Capstead Mortgage Corp.	568	6,282
KBW, Inc.*	290	6,218
National Penn Bancshares, Inc.	1,030	6,190
Community Bank System, Inc.	267	5,882
Columbia Banking System, Inc.	318	5,807
Greenlight Capital Re Ltd. — Class A*	230	5,794
Investment Technology Group, Inc.*	360	5,782
Provident Financial Services, Inc.	490	5,728
NBT Bancorp, Inc.	280	5,718
U-Store-It Trust	762	5,685
Acadia Realty Trust	330	5,551
optionsXpress Holdings, Inc.*	350	5,509

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	89

2

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Pennsylvania Real Estate Investment Trust	450	$5,499
Investors Real Estate Trust	618	5,457
Forestar Group, Inc.*	302	5,424
Pico Holdings, Inc.*	180	5,395
First Cash Financial Services, Inc.*	247	5,385
Prospect Capital Corp.	550	5,307
Employers Holdings, Inc.	350	5,155
Investors Bancorp, Inc.*	390	5,117
Infinity Property & Casualty Corp.	110	5,080
Strategic Hotels & Resorts, Inc.*	1,155	5,070
Cousins Properties, Inc.	739	4,981
World Acceptance Corp.*	130	4,980
American Equity Investment Life Holding Co.	480	4,954
Texas Capital Bancshares, Inc.*	300	4,920
Horace Mann Educators Corp.	320	4,896
Inland Real Estate Corp.	613	4,855
Alexander’s, Inc.	16	4,847
Lexington Realty Trust	790	4,748
LTC Properties, Inc.	194	4,708
PrivateBancorp, Inc. — Class A	420	4,654
Flagstone Reinsurance Holdings S.A.	429	4,642
Equity One, Inc.	296	4,618
PacWest Bancorp	250	4,577
BlackRock Kelso Capital Corp.	459	4,530
Piper Jaffray Cos.*	140	4,511
Oritani Financial Corp.	450	4,500
Government Properties Income Trust	175	4,466
First Potomac Realty Trust	304	4,368
Brookline Bancorp, Inc.	484	4,298
Primerica, Inc.*	200	4,288
Sun Communities, Inc.	165	4,283
Chemical Financial Corp.	196	4,269
Navigators Group, Inc.*	103	4,236
Nelnet, Inc. — Class A	219	4,222
Invesco Mortgage Capital, Inc.	210	4,202
Independent Bank Corp.	170	4,196
Home Bancshares, Inc.	183	4,174
Fifth Street Finance Corp.	372	4,103
Hersha Hospitality Trust	907	4,100
MF Global Holdings Ltd.*	710	4,054
Enstar Group Ltd.*	60	3,986
S&T Bancorp, Inc.	201	3,972
Dollar Financial Corp.*	200	3,958
Bank of the Ozarks, Inc.	110	3,902
Getty Realty Corp.	173	3,877
Safety Insurance Group, Inc.	104	3,850
Meadowbrook Insurance Group, Inc.	440	3,797
United Fire & Casualty Co.	190	3,766
First Commonwealth Financial Corp.	704	3,696
Compass Diversified Holdings	274	3,674

		MARKET
	SHARES	VALUE

Boston Private Financial Holdings, Inc.	571	$3,672
Artio Global Investors, Inc. — Class A	230	3,620
Simmons First National Corp. — Class A	137	3,598
City Holding Co.	129	3,597
Walter Investment Management Corp.	219	3,581
Pinnacle Financial Partners, Inc.*	278	3,572
Sterling Bancshares, Inc.	750	3,532
Trustco Bank Corp.	630	3,528
SCBT Financial Corp.	100	3,522
Western Alliance Bancorp*	483	3,463
Associated Estates Realty Corp.	265	3,432
National Financial Partners Corp.*	350	3,419
iStar Financial, Inc.*	764	3,407
Oriental Financial Group, Inc.	269	3,406
PMI Group, Inc.*	1,169	3,378
Glimcher Realty Trust	560	3,349
Retail Opportunity Investments Corp.	344	3,320
Hilltop Holdings, Inc.*	324	3,243
WesBanco, Inc.	190	3,201
MarketAxess Holdings, Inc.	230	3,172
Ramco-Gershenson Properties Trust	314	3,171
Flushing Financial Corp.	257	3,143
United Community Banks, Inc.*	775	3,061
National Western Life Insurance Co. — Class A	20	3,055
MCG Capital Corp.	631	3,048
Evercore Partners, Inc. — Class A	130	3,035
GFI Group, Inc.	540	3,013
Cohen & Steers, Inc.	144	2,987
Cardtronics, Inc.*	225	2,916
Universal Health Realty Income Trust	90	2,892
Banco Latinoamericano de
Comercio Exterior S.A. — Class E	230	2,873
Community Trust Bancorp, Inc.	114	2,861
Hercules Technology Growth Capital, Inc.	308	2,837
Education Realty Trust, Inc.	470	2,834
Pebblebrook Hotel Trust*	150	2,828
Beneficial Mutual Bancorp, Inc.*	284	2,806
Duff & Phelps Corp. — Class A	222	2,804
Sandy Spring Bancorp, Inc.	200	2,802
Provident New York Bancorp	316	2,797
Harleysville Group, Inc.	90	2,793
TowneBank	190	2,759
Citizens Republic Bancorp, Inc.*	3,227	2,743

90	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Urstadt Biddle Properties, Inc. — Class A	170	$2,742
Cedar Shopping Centers, Inc.	453	2,727
Maiden Holdings Ltd.	410	2,694
Dime Community Bancshares	217	2,676
Parkway Properties, Inc.	183	2,666
FelCor Lodging Trust, Inc.*	534	2,665
Lakeland Financial Corp.	133	2,657
AMERISAFE, Inc.*	150	2,632
Nara Bancorp, Inc.*	310	2,613
MVC Capital, Inc.	197	2,545
Tejon Ranch Co.*	110	2,539
First Industrial Realty Trust, Inc.*	516	2,487
PennantPark Investment Corp.	260	2,483
Ashford Hospitality Trust, Inc.*	338	2,478
Suffolk Bancorp	80	2,475
Southside Bancshares, Inc.	126	2,475
Renasant Corp.	170	2,439
Credit Acceptance Corp.*	50	2,439
Cogdell Spencer, Inc.	359	2,427
StellarOne Corp.	190	2,426
Univest Corporation of Pennsylvania	140	2,425
BGC Partners, Inc. — Class A	474	2,422
Tompkins Financial Corp.	64	2,416
Encore Capital Group, Inc.*	114	2,350
First Financial Corp.	90	2,323
Hudson Valley Holding Corp.	100	2,312
FBL Financial Group, Inc. — Class A	110	2,310
CNA Surety Corp.*	139	2,234
GAMCO Investors, Inc. — Class A	60	2,232
Pennymac Mortgage Investment Trust*	140	2,226
SY Bancorp, Inc.	96	2,206
TradeStation Group, Inc.*	326	2,200
SWS Group, Inc.	230	2,185
Amtrust Financial Services, Inc.	181	2,179
Danvers Bancorp, Inc.	150	2,167
CapLease, Inc.	470	2,167
eHealth, Inc.*	190	2,160
Berkshire Hills Bancorp, Inc.	110	2,143
Cardinal Financial Corp.	230	2,125
Bank Mutual Corp.	370	2,102
1st Source Corp.	124	2,098
Colony Financial, Inc.	124	2,096
Southwest Bancorp, Inc.	156	2,073
FPIC Insurance Group, Inc.*	80	2,052
Bancfirst Corp.	56	2,043
Saul Centers, Inc.	50	2,031
Resource Capital Corp.	357	2,028
Citizens, Inc.*	302	2,011
Phoenix Companies, Inc.*	950	2,004
Westfield Financial, Inc.	240	1,999
Northfield Bancorp, Inc.	154	1,999
Washington Trust Bancorp, Inc.	117	1,994

		MARKET
	SHARES	VALUE

Sterling Bancorp — Class N	220	$1,980
American Physicians Capital, Inc.	64	1,974
Winthrop Realty Trust	154	1,973
West Coast Bancorp	770	1,963
First Busey Corp.	432	1,957
First Community Bancshares, Inc.	131	1,924
Oppenheimer Holdings, Inc. — Class A	80	1,916
Heartland Financial USA, Inc.	110	1,901
Territorial Bancorp, Inc.	100	1,895
TICC Capital Corp.	223	1,873
Advance America Cash Advance Centers, Inc.	453	1,871
Centerstate Banks, Inc.	185	1,867
Trico Bancshares	110	1,862
State Auto Financial Corp.	120	1,861
United Financial Bancorp, Inc.	136	1,856
Arrow Financial Corp.	80	1,848
Union First Market Bankshares Corp.	150	1,839
Gladstone Capital Corp.	170	1,838
Kite Realty Group Trust	437	1,827
First Merchants Corp.	214	1,815
Ameris Bancorp*	187	1,807
Republic Bancorp, Inc. — Class A	80	1,792
Home Federal Bancorp, Inc.	140	1,768
Safeguard Scientifics, Inc.*	167	1,764
First Bancorp	120	1,739
CoBiz Financial, Inc.	263	1,733
Two Harbors Investment Corp.	210	1,732
PMA Capital Corp. — Class A*	264	1,729
Kennedy-Wilson Holdings, Inc.*	170	1,717
SeaBright Holdings, Inc.	180	1,706
Capital Southwest Corp.	19	1,670
International Assets Holding Corp.*	104	1,664
Global Indemnity plc — Class A*	224	1,649
Monmouth Real Estate Investment Corp. — Class A	223	1,648
Cypress Sharpridge Investments, Inc.	130	1,646
NorthStar Realty Finance Corp.	616	1,645
Agree Realty Corp.	70	1,632
Great Southern Bancorp, Inc.	80	1,625
Gleacher & Company, Inc.*	637	1,624
Camden National Corp.	59	1,621
Westwood Holdings Group, Inc.	46	1,617
WSFS Financial Corp.	45	1,617
Financial Institutions, Inc.	90	1,598
Apollo Commercial Real Estate Finance, Inc.	97	1,597
Washington Banking Co.	124	1,586
Ambac Financial Group, Inc.*	2,364	1,584

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	91

4

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

First Interstate Bancsystem, Inc. — Class A	100	$1,573
Main Street Capital Corp.	104	1,553
Presidential Life Corp.	170	1,547
Abington Bancorp, Inc.	173	1,509
Financial Engines, Inc.*	110	1,496
Center Financial Corp.*	290	1,493
First Financial Holdings, Inc.	130	1,489
Excel Trust, Inc.*	124	1,488
Calamos Asset Management, Inc. — Class A	160	1,485
Eagle Bancorp, Inc.*	126	1,484
ESSA Bancorp, Inc.	120	1,477
Baldwin & Lyons, Inc. — Class B	70	1,471
NewStar Financial, Inc.*	230	1,463
OceanFirst Financial Corp.	121	1,460
Triangle Capital Corp.	102	1,450
FBR Capital Markets Corp.*	434	1,445
Lakeland Bancorp, Inc.	169	1,440
Pacific Continental Corp.	150	1,421
CreXus Investment Corp.	114	1,417
Bancorp, Inc.*	180	1,409
Avatar Holdings, Inc.*	73	1,400
Wilshire Bancorp, Inc.	160	1,400
Metro Bancorp, Inc.*	112	1,382
German American Bancorp, Inc.	90	1,377
Newcastle Investment Corp.*	513	1,375
National Bankshares, Inc.	56	1,357
American Safety Insurance Holdings Ltd.*	86	1,352
BankFinancial Corp.	160	1,330
Bryn Mawr Bank Corp.	79	1,326
Epoch Holding Corp.	108	1,325
1st United Bancorp, Inc.*	180	1,325
Chatham Lodging Trust*	74	1,322
NGP Capital Resources Co.	183	1,312
Peoples Bancorp, Inc.	90	1,305
State Bancorp, Inc.	136	1,292
Ames National Corp.	66	1,290
LaBranche & Company, Inc.*	300	1,284
Bank of Marin Bancorp	40	1,277
Green Bankshares, Inc.*	100	1,277
First Mercury Financial Corp.	120	1,270
Cowen Group, Inc. — Class A*	305	1,250
Terreno Realty Corp.*	70	1,240
First of Long Island Corp.	48	1,234
Life Partners Holdings, Inc.	60	1,228
Stewart Information Services Corp.	136	1,227
Capital City Bank Group, Inc.	99	1,226
American Physicians Service Group, Inc.	50	1,222
RAIT Financial Trust*	650	1,215
Bridge Bancorp, Inc.	50	1,214

		MARKET
	SHARES	VALUE

Kayne Anderson Energy Development Co.	80	$1,214
Gladstone Commercial Corp.	74	1,209
MainSource Financial Group, Inc.	168	1,205
Heritage Financial Corp.*	80	1,198
Flagstar Bancorp, Inc.*	380	1,193
Enterprise Financial Services Corp.	121	1,166
MPG Office Trust, Inc.*	390	1,143
Kearny Financial Corp.	124	1,136
HFF, Inc. — Class A*	160	1,131
Arlington Asset Investment Corp. — Class A	60	1,130
OmniAmerican Bancorp, Inc.*	100	1,129
Orrstown Financial Services, Inc.	51	1,129
Federal Agricultural Mortgage Corp. — Class C	80	1,122
Donegal Group, Inc. — Class A	90	1,106
Citizens & Northern Corp.	103	1,102
Thomas Weisel Partners Group, Inc.*	185	1,090
ViewPoint Financial Group	78	1,080
National Interstate Corp.	54	1,070
American National Bankshares, Inc.	50	1,069
First Marblehead Corp.*	454	1,067
Penns Woods Bancorp, Inc.	35	1,065
Consolidated-Tomoka Land Co.	37	1,054
Gladstone Investment Corp.	180	1,049
One Liberty Properties, Inc.	70	1,044
Harris & Harris Group, Inc.*	254	1,039
Taylor Capital Group, Inc.*	80	1,035
Kansas City Life Insurance Co.	35	1,035
Tower Bancorp, Inc.	47	1,029
Alliance Financial Corp.	37	1,029
Virginia Commerce Bancorp, Inc.*	164	1,025
Mission West Properties, Inc.	150	1,023
Dynex Capital, Inc.	110	1,015
Sierra Bancorp	84	966
Thomas Properties Group, Inc.	290	960
Chesapeake Lodging Trust*	60	949
Sanders Morris Harris Group, Inc.	170	943
Penson Worldwide, Inc.*	167	942
Ladenburg Thalmann Financial Services, Inc.*	744	930
MidWestOne Financial Group, Inc.	60	929
Golub Capital BDC, Inc.	64	923
First Bancorp, Inc.	70	919
ESB Financial Corp.	70	913
Diamond Hill Investment Group, Inc.	16	907
Marlin Business Services Corp.*	74	895
Asta Funding, Inc.	90	888
Solar Capital Ltd.	46	886

92	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

West Bancorporation, Inc.	130	$885
EMC Insurance Group, Inc.	40	877
Hallmark Financial Services*	88	876
BofI Holding, Inc.*	60	847
UMH Properties, Inc.	83	836
Rockville Financial, Inc.	70	834
Merchants Bancshares, Inc.	37	822
THL Credit, Inc.*	70	805
Medallion Financial Corp.	120	792
Bancorp Rhode Island, Inc.	30	786
Peapack Gladstone Financial Corp.	67	784
Home Bancorp, Inc.*	60	775
Virtus Investment Partners, Inc.*	41	768
Midsouth Bancorp, Inc.	60	766
Meridian Interstate Bancorp, Inc.*	70	763
Roma Financial Corp.	70	760
First South Bancorp, Inc.	70	743
CNB Financial Corp.	66	725
Student Loan Corp.	30	722
JMP Group, Inc.	116	718
NYMAGIC, Inc.	37	714
Encore Bancshares, Inc.*	70	692
Clifton Savings Bancorp, Inc.	80	692
Century Bancorp, Inc. — Class A	30	661
Crawford & Co. — Class B*	199	629
Universal Insurance Holdings, Inc.	145	606
Hanmi Financial Corp.*	420	529
CompuCredit Holdings Corp.	130	515
Santander BanCorp*	40	506
Asset Acceptance Capital Corp.*	122	505
Primus Guaranty Ltd.*	130	480
NASB Financial, Inc.	30	454
First BanCorp	764	405
Fox Chase Bancorp, Inc.*	41	392
Rodman & Renshaw Capital Group, Inc.*	134	383
Pzena Investment Management, Inc. — Class A	59	376
Doral Financial Corp.*	148	361
K-Fed Bancorp	35	318
Gerova Financial Group Ltd.*	54	292
Porter Bancorp, Inc.	20	252
California First National Bancorp	20	247
Waterstone Financial, Inc.*	64	218
Heritage Financial Group	16	173

Total Financials		1,642,229

INFORMATION TECHNOLOGY - 13.6%
Jack Henry & Associates, Inc.	699	16,692
TIBCO Software, Inc.*	1,360	16,402
Parametric Technology Corp.*	950	14,886
Cybersource Corp.*	582	14,858
GSI Commerce, Inc.*	506	14,573
Riverbed Technology, Inc.*	525	14,500

		MARKET
	SHARES	VALUE

Rackspace Hosting, Inc.*	790	$14,489
Concur Technologies, Inc.*	330	14,084
Netlogic Microsystems, Inc.*	516	14,035
ADTRAN, Inc.	514	14,017
VeriFone Systems, Inc.*	697	13,194
Ariba, Inc.*	736	11,724
Veeco Instruments, Inc.*	330	11,312
Plantronics, Inc.	394	11,268
SuccessFactors, Inc.*	512	10,644
Blackboard, Inc.*	285	10,639
CACI International, Inc. — Class A*	250	10,620
Arris Group, Inc.*	1,039	10,587
Progress Software Corp.*	344	10,330
Hittite Microwave Corp.*	225	10,067
Microsemi Corp.*	680	9,948
Anixter International, Inc.*	230	9,798
Acme Packet, Inc.*	356	9,569
Cavium Networks, Inc.*	362	9,481
Wright Express Corp.*	318	9,445
Omnivision Technologies, Inc.*	431	9,241
Finisar Corp.*	620	9,238
InterDigital, Inc.*	360	8,888
Sanmina-SCI Corp.*	650	8,846
Quest Software, Inc.*	490	8,840
Plexus Corp.*	330	8,824
Viasat, Inc.*	270	8,791
Aruba Networks, Inc.*	605	8,615
RF Micro Devices, Inc.*	2,197	8,590
Sapient Corp.	843	8,548
Cirrus Logic, Inc.*	538	8,506
Semtech Corp.*	510	8,349
MAXIMUS, Inc.	144	8,333
Acxiom Corp.*	567	8,329
Lawson Software, Inc.*	1,134	8,278
j2 Global Communications, Inc.*	373	8,146
Benchmark Electronics, Inc.*	510	8,084
Fair Isaac Corp.	370	8,062
Mantech International Corp. — Class A*	189	8,046
Blackbaud, Inc.	368	8,011
Palm, Inc.*	1,405	7,994
CommVault Systems, Inc.*	351	7,898
Taleo Corp. — Class A*	324	7,870
TriQuint Semiconductor, Inc.*	1,270	7,760
MKS Instruments, Inc.*	414	7,750
Digital River, Inc.*	324	7,747
Synaptics, Inc.*	280	7,700
Mentor Graphics Corp.*	870	7,700
JDA Software Group, Inc.*	346	7,605
Cymer, Inc.*	250	7,510
Tekelec*	564	7,467
Coherent, Inc.*	212	7,272
Earthlink, Inc.	888	7,068
ValueClick, Inc.*	660	7,055

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	93

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Blue Coat Systems, Inc.*	340	$6,946
TiVo, Inc.*	937	6,915
SRA International, Inc. — Class A*	350	6,885
Comtech Telecommunications Corp.*	230	6,884
Websense, Inc.*	350	6,615
Integrated Device Technology, Inc.*	1,330	6,584
Tessera Technologies, Inc.*	410	6,581
Cabot Microelectronics Corp.*	190	6,572
Ultimate Software Group, Inc.*	200	6,572
DG Fastchannel, Inc.*	200	6,516
Unisys Corp.*	350	6,472
Power Integrations, Inc.	200	6,439
Advent Software, Inc.*	135	6,340
TTM Technologies, Inc.*	652	6,194
FEI Co.*	310	6,110
Emulex Corp.*	660	6,059
ADC Telecommunications, Inc.*	794	5,884
Netezza Corp.*	421	5,759
Littelfuse, Inc.*	180	5,690
Cognex Corp.	322	5,661
Applied Micro Circuits Corp.*	538	5,638
Checkpoint Systems, Inc.*	320	5,555
Aspen Technology, Inc.*	510	5,554
DealerTrack Holdings, Inc.*	335	5,511
Scansource, Inc.*	221	5,510
Rofin-Sinar Technologies, Inc.*	264	5,496
ACI Worldwide, Inc.*	280	5,452
OpenTable, Inc.*	130	5,391
Fortinet, Inc.*	325	5,343
SonicWALL, Inc.*	449	5,276
MicroStrategy, Inc. — Class A*	70	5,256
Manhattan Associates, Inc.*	190	5,235
Take-Two Interactive Software, Inc.*	580	5,220
CSG Systems International, Inc.*	280	5,132
L-1 Identity Solutions, Inc.*	626	5,127
Euronet Worldwide, Inc.*	400	5,116
Netgear, Inc.*	286	5,102
Insight Enterprises, Inc.*	380	5,001
Constant Contact, Inc.*	231	4,927
Amkor Technology, Inc.*	860	4,739
DTS, Inc.*	144	4,733
Volterra Semiconductor Corp.*	205	4,727
Monolithic Power Systems, Inc.*	264	4,715
SYNNEX Corp.*	184	4,714
SolarWinds, Inc.*	290	4,652
SAVVIS, Inc.*	315	4,646
Infinera Corp.*	719	4,623
Sonus Networks, Inc.*	1,700	4,607
Heartland Payment Systems, Inc.	310	4,600
Oclaro, Inc.*	408	4,525
ArcSight, Inc.*	200	4,478

		MARKET
	SHARES	VALUE

Universal Display Corp.*	248	$4,459
Diodes, Inc.*	280	4,444
Formfactor, Inc.*	408	4,406
Art Technology Group, Inc.*	1,287	4,402
Harmonic, Inc.*	794	4,319
Micrel, Inc.	423	4,306
Standard Microsystems Corp.*	184	4,284
Entegris, Inc.*	1,077	4,276
Sourcefire, Inc.*	223	4,237
STEC, Inc.*	336	4,220
Pegasystems, Inc.	131	4,206
Park Electrochemical Corp.	170	4,150
Brooks Automation, Inc.*	534	4,128
Lattice Semiconductor Corp.*	950	4,123
United Online, Inc.	714	4,113
Stratasys, Inc.*	167	4,102
Intermec, Inc.*	400	4,100
Brightpoint, Inc.*	585	4,095
Kulicke & Soffa Industries, Inc.*	578	4,058
Zoran Corp.*	420	4,007
Cogent, Inc.*	436	3,928
Tyler Technologies, Inc.*	253	3,927
Black Box Corp.	140	3,905
Loral Space & Communications, Inc.*	90	3,845
ATMI, Inc.*	260	3,806
MTS Systems Corp.	130	3,770
Terremark Worldwide, Inc.*	480	3,749
Syntel, Inc.	110	3,734
Advanced Energy Industries, Inc.*	303	3,724
OSI Systems, Inc.*	134	3,721
Forrester Research, Inc.*	120	3,631
Rogers Corp.*	130	3,610
Electronics for Imaging, Inc.*	370	3,607
TNS, Inc.*	206	3,593
Ebix, Inc.*	228	3,575
Rubicon Technology, Inc.*	120	3,575
Xyratex Ltd.*	250	3,538
Netscout Systems, Inc.*	246	3,498
EPIQ Systems, Inc.	270	3,491
Radiant Systems, Inc.*	236	3,413
LTX-Credence Corp.*	1,204	3,407
LogMeIn, Inc.*	129	3,384
Quantum Corp.*	1,746	3,282
Ultratech, Inc.*	200	3,254
Synchronoss Technologies, Inc.*	171	3,244
TeleTech Holdings, Inc.*	250	3,223
comScore, Inc.*	195	3,212
Power-One, Inc.*	474	3,200
IPG Photonics Corp.*	208	3,168
Epicor Software Corp.*	396	3,164
Electro Scientific Industries, Inc.*	230	3,073
Avid Technology, Inc.*	240	3,055
Global Cash Access Holdings, Inc.*	416	2,999
3PAR, Inc.*	320	2,979

94	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

NIC, Inc.	459	$2,942
Entropic Communications, Inc.*	464	2,942
Methode Electronics, Inc.	300	2,922
RightNow Technologies, Inc.*	183	2,871
Bottomline Technologies, Inc.*	220	2,867
Isilon Systems, Inc.*	219	2,812
Newport Corp.*	300	2,718
Super Micro Computer, Inc.*	200	2,700
Sycamore Networks, Inc.	160	2,659
Ancestry.com, Inc.*	150	2,643
Sigma Designs, Inc.*	261	2,613
infoGROUP, Inc.*	327	2,609
Move, Inc.*	1,270	2,603
CTS Corp.	280	2,587
SMART Modular Technologies WWH, Inc.*	439	2,568
S1 Corp.*	424	2,548
FARO Technologies, Inc.*	134	2,507
Internet Brands, Inc. — Class A*	242	2,500
LivePerson, Inc.*	364	2,497
Maxwell Technologies, Inc.*	216	2,462
Oplink Communications, Inc.*	170	2,436
iGate Corp.	188	2,410
Cass Information Systems, Inc.	70	2,398
Compellent Technologies, Inc.*	197	2,388
THQ, Inc.*	550	2,376
Smith Micro Software, Inc.*	249	2,368
Ixia*	274	2,354
Anadigics, Inc.*	531	2,315
Internet Capital Group, Inc.*	304	2,310
Actel Corp.*	180	2,308
Cohu, Inc.	190	2,305
Lionbridge Technologies, Inc.*	499	2,280
Multi-Fineline Electronix, Inc.*	91	2,271
Virage Logic Corp.*	191	2,271
RealNetworks, Inc.*	684	2,257
Mercury Computer Systems, Inc.*	192	2,252
Imation Corp.*	244	2,242
Silicon Image, Inc.*	632	2,218
Infospace, Inc.*	294	2,211
ModusLink Global Solutions, Inc.*	360	2,171
Vocus, Inc.*	140	2,139
Kenexa Corp.*	178	2,136
Wave Systems Corp. — Class A*	654	2,119
Ceva, Inc.*	167	2,104
Daktronics, Inc.	280	2,100
Rosetta Stone, Inc.*	90	2,066
ExlService Holdings, Inc.*	120	2,060
DivX, Inc.*	267	2,045
Pericom Semiconductor Corp.*	210	2,016
Extreme Networks*	740	1,998
Exar Corp.*	288	1,996
Photronics, Inc.*	440	1,989
Mindspeed Technologies, Inc.*	264	1,977
Supertex, Inc.*	80	1,973

		MARKET
	SHARES	VALUE

LoopNet, Inc.*	160	$1,973
Echelon Corp.*	268	1,964
NetSuite, Inc.*	155	1,959
MIPS Technologies, Inc. — Class A*	383	1,957
Rudolph Technologies, Inc.*	254	1,918
Knot, Inc.*	246	1,914
ADPT Corp.*	660	1,907
Seachange International, Inc.*	230	1,893
EMS Technologies, Inc.*	126	1,893
Intevac, Inc.*	177	1,889
Comverge, Inc.*	210	1,882
Radisys Corp.*	197	1,875
Symmetricom, Inc.*	364	1,853
Kopin Corp.*	544	1,844
Bell Microproducts, Inc.*	260	1,815
Interactive Intelligence, Inc.*	110	1,807
Spansion, Inc. — Class A*	110	1,794
Sonic Solutions, Inc.*	214	1,787
Double-Take Software, Inc.*	170	1,783
Aviat Networks, Inc.*	490	1,779
IXYS Corp.*	200	1,768
Hypercom Corp.*	380	1,763
UTStarcom, Inc.*	957	1,761
Silicon Graphics International Corp.*	248	1,756
Internap Network Services Corp.*	419	1,747
NVE Corp.*	40	1,741
Anaren, Inc.*	116	1,733
Hughes Communications, Inc.*	70	1,703
ShoreTel, Inc.*	367	1,703
Perficient, Inc.*	190	1,693
MoneyGram International, Inc.*	684	1,676
Powerwave Technologies, Inc.*	1,084	1,669
Actuate Corp.*	374	1,664
CDC Corp. — Class A*	800	1,664
Electro Rent Corp.	130	1,663
Measurement Specialties, Inc.*	120	1,644
Renaissance Learning, Inc.	111	1,631
Cray, Inc.*	291	1,624
Monotype Imaging Holdings, Inc.*	180	1,622
Digi International, Inc.*	196	1,621
SS&C Technologies Holdings, Inc.*	100	1,603
VirnetX Holding Corp.	270	1,598
Integrated Silicon Solution, Inc.*	210	1,583
Support.com, Inc.*	380	1,581
Opnet Technologies, Inc.	107	1,572
Ultra Clean Holdings*	183	1,559
Liquidity Services, Inc.*	120	1,555
Mattson Technology, Inc.*	410	1,554
TeleCommunication Systems, Inc. — Class A*	371	1,536
Limelight Networks, Inc.*	345	1,515
Nanometrics, Inc.*	150	1,514
KVH Industries, Inc.*	120	1,490
Globecomm Systems, Inc.*	180	1,485

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	95

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Conexant Systems, Inc.*	660	$1,478
Novatel Wireless, Inc.*	256	1,469
Spectrum Control, Inc.*	104	1,454
Symyx Technologies, Inc.*	289	1,448
Bel Fuse, Inc. — Class B	87	1,436
Ciber, Inc.*	510	1,413
KIT Digital, Inc.*	160	1,411
Openwave Systems, Inc.*	692	1,405
VASCO Data Security International, Inc.*	220	1,357
Deltek, Inc.*	160	1,334
Axcelis Technologies, Inc.*	854	1,324
Unica Corp.*	137	1,312
PLX Technology, Inc.*	304	1,274
BigBand Networks, Inc.*	410	1,238
NCI, Inc. — Class A*	54	1,219
Magma Design Automation, Inc.*	424	1,204
Rimage Corp.*	76	1,203
DSP Group, Inc.*	188	1,201
Archipelago Learning, Inc.*	105	1,200
Zygo Corp.*	144	1,168
Saba Software, Inc.*	226	1,164
AXT, Inc.*	254	1,146
Immersion Corp.*	226	1,144
Echo Global Logistics, Inc.*	93	1,136
Advanced Analogic Technologies, Inc.*	354	1,129
Digimarc Corp.*	60	1,125
Gerber Scientific, Inc.*	210	1,124
FSI International, Inc.*	260	1,089
DemandTec, Inc.*	160	1,080
Richardson Electronics Ltd.	120	1,080
Technitrol, Inc.	340	1,074
Virtusa Corp.*	115	1,073
Evergreen Solar, Inc.*	1,570	1,071
Zix Corp.*	460	1,040
X-Rite, Inc.*	279	1,030
PROS Holdings, Inc.*	156	1,014
MoSys, Inc.*	220	972
Keynote Systems, Inc.	104	938
Microtune, Inc.*	440	937
CPI International, Inc.*	60	935
Online Resources Corp.*	225	934
Stamps.com, Inc.*	90	923
Local.com Corp.*	134	917
SRS Labs, Inc.*	100	915
Agilysys, Inc.	136	910
Dice Holdings, Inc.*	130	900
GSI Technology, Inc.*	157	898
Integral Systems, Inc.*	141	895
QuinStreet, Inc.*	77	886
Network Equipment Technologies, Inc.*	250	873
PDF Solutions, Inc.*	180	864
MaxLinear, Inc. — Class A*	60	839

		MARKET
	SHARES	VALUE

American Software, Inc. — Class A	180	$832
DDi Corp.	110	828
Trident Microsystems, Inc.*	580	824
Hutchinson Technology, Inc.*	190	823
PC-Telephone, Inc.*	158	796
Keithley Instruments, Inc.	90	795
Presstek, Inc.*	224	791
Network Engines, Inc.*	290	786
Computer Task Group, Inc.*	117	756
Tessco Technologies, Inc.	45	752
ICx Technologies, Inc.*	99	723
Tier Technologies, Inc. — Class B*	114	693
TechTarget, Inc.*	124	667
Hackett Group, Inc.*	230	646
FalconStor Software, Inc.*	240	634
Marchex, Inc. — Class B	160	616
Calix, Inc.*	60	616
ePlus, Inc.*	35	612
Viasystems Group, Inc.*	40	591
TeleNav, Inc.*	70	587
Occam Networks, Inc.*	104	578
Opnext, Inc.*	350	578
Guidance Software, Inc.*	110	574
Travelzoo, Inc.*	46	569
Alpha & Omega Semiconductor Ltd.*	40	552
PC Connection, Inc.*	80	485
Meru Networks, Inc.*	40	474
SPS Commerce, Inc.*	40	465
QAD, Inc.*	104	430
Ikanos Communications, Inc.*	250	402
Convio, Inc.*	50	367
Stream Global Services, Inc.*	40	224

Total Information Technology		1,369,696

INDUSTRIALS - 11.6%
Nordson Corp.	283	15,871
CLARCOR, Inc.	410	14,563
GrafTech International Ltd.*	984	14,386
Baldor Electric Co.	380	13,710
Alaska Air Group, Inc.*	294	13,215
Watsco, Inc.	227	13,148
Acuity Brands, Inc.	358	13,024
Clean Harbors, Inc.*	195	12,950
Woodward Governor Co.	500	12,765
EMCOR Group, Inc.*	540	12,512
Hexcel Corp.*	794	12,315
Genesee & Wyoming, Inc. — Class A*	323	12,051
Moog, Inc. — Class A*	371	11,957
Teledyne Technologies, Inc.*	300	11,574
Esterline Technologies Corp.*	240	11,388
US Airways Group, Inc.*	1,320	11,365

96	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

JetBlue Airways Corp.*	1,997	$10,964
Curtiss-Wright Corp.	372	10,803
United Stationers, Inc.*	197	10,731
Actuant Corp. — Class A	554	10,432
HNI Corp.	374	10,319
Brady Corp. — Class A	400	9,968
Atlas Air Worldwide Holdings, Inc.*	208	9,880
American Superconductor Corp.*	370	9,875
Tetra Tech, Inc.*	502	9,844
Knight Transportation, Inc.	486	9,837
Dollar Thrifty Automotive Group, Inc.*	230	9,800
AO Smith Corp.	202	9,734
Triumph Group, Inc.	140	9,328
HUB Group, Inc. — Class A*	310	9,303
Kaydon Corp.	274	9,004
ABM Industries, Inc.	426	8,925
Applied Industrial Technologies, Inc.	350	8,862
Herman Miller, Inc.	468	8,831
HEICO Corp.	240	8,621
EnerSys*	394	8,420
Belden, Inc.	380	8,360
Geo Group, Inc.*	400	8,300
Avis Budget Group, Inc.*	840	8,249
Old Dominion Freight Line, Inc.*	230	8,082
Deluxe Corp.	420	7,875
Simpson Manufacturing Company, Inc.	320	7,856
Werner Enterprises, Inc.	354	7,749
Mueller Industries, Inc.	312	7,675
Corporate Executive Board Co.	284	7,461
Brink’s Co.	390	7,422
Orbital Sciences Corp.*	470	7,412
Rollins, Inc.	354	7,324
Middleby Corp.*	136	7,234
Briggs & Stratton Corp.	414	7,046
Watts Water Technologies, Inc. — Class A	240	6,878
Healthcare Services Group, Inc.	358	6,784
Granite Construction, Inc.	284	6,697
Beacon Roofing Supply, Inc.*	370	6,667
CoStar Group, Inc.*	170	6,596
Insituform Technologies, Inc. — Class A*	320	6,554
Forward Air Corp.	240	6,540
Barnes Group, Inc.	396	6,490
DigitalGlobe, Inc.*	233	6,128
Heartland Express, Inc.	410	5,953
II-VI, Inc.*	200	5,926
ESCO Technologies, Inc.	220	5,665
Skywest, Inc.	462	5,646
Otter Tail Corp.	290	5,606
GeoEye, Inc.*	180	5,605

		MARKET
	SHARES	VALUE

Advisory Board Co.*	130	$5,585
A123 Systems, Inc.*	590	5,564
Franklin Electric Company, Inc.	190	5,476
Korn*	386	5,365
Quanex Building Products Corp.	310	5,360
AirTran Holdings, Inc.*	1,104	5,354
Mine Safety Appliances Co.	216	5,352
American Science & Engineering, Inc.	70	5,335
AAR Corp.*	317	5,307
RBC Bearings, Inc.*	179	5,189
Resources Connection, Inc.*	379	5,154
Tennant Co.	150	5,073
Knoll, Inc.	380	5,050
EnerNOC, Inc.*	160	5,030
Mobile Mini, Inc.*	307	4,998
Allegiant Travel Co. — Class A	117	4,995
SYKES Enterprises, Inc.*	343	4,881
Steelcase, Inc. — Class A	628	4,867
Universal Forest Products, Inc.	160	4,850
Robbins & Myers, Inc.	223	4,848
Ameron International Corp.	80	4,826
EnPro Industries, Inc.*	167	4,701
Mueller Water Products, Inc. — Class A	1,264	4,689
Badger Meter, Inc.	121	4,681
Interline Brands, Inc.*	270	4,668
Kaman Corp.	210	4,645
United Rentals, Inc.*	492	4,585
Cubic Corp.	126	4,584
McGrath Rentcorp	200	4,556
Ceradyne, Inc.*	210	4,488
Interface, Inc. — Class A	413	4,436
Arkansas Best Corp.	210	4,358
Administaff, Inc.	180	4,349
Astec Industries, Inc.*	156	4,326
Raven Industries, Inc.	128	4,315
Navigant Consulting, Inc.*	414	4,297
NACCO Industries, Inc. — Class A	48	4,260
Polypore International, Inc.*	180	4,093
Griffon Corp.*	370	4,092
MasTec, Inc.*	434	4,080
Amerco, Inc.*	74	4,074
Acacia Research - Acacia Technologies*	280	3,984
TrueBlue, Inc.*	356	3,984
Blount International, Inc.*	386	3,964
Stanley, Inc.*	106	3,962
Argon ST, Inc.*	114	3,909
Layne Christensen Co.*	160	3,883
EnergySolutions, Inc.	730	3,716
Bowne & Company, Inc.	327	3,669
Chart Industries, Inc.*	234	3,646
Tutor Perini Corp.*	221	3,642
AZZ, Inc.	98	3,603

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

CIRCOR International, Inc.	140	$3,581
Exponent, Inc.*	108	3,534
John Bean Technologies Corp.	230	3,507
Albany International Corp. — Class A	216	3,497
Huron Consulting Group, Inc.*	180	3,494
Rush Enterprises, Inc. — Class A*	260	3,474
Wabash National Corp.*	484	3,441
Consolidated Graphics, Inc.*	79	3,416
Tredegar Corp.	204	3,329
ICF International, Inc.*	139	3,326
Heidrick & Struggles International, Inc.	144	3,286
Kelly Services, Inc. — Class A*	220	3,271
TAL International Group, Inc.	145	3,258
Aircastle Ltd.	413	3,242
Orion Marine Group, Inc.*	224	3,181
Lindsay Corp.	100	3,169
Ennis, Inc.	210	3,152
Genco Shipping & Trading Ltd.*	210	3,148
Kforce, Inc.*	246	3,137
G&K Services, Inc. — Class A	150	3,097
Federal Signal Corp.	510	3,080
Aerovironment, Inc.*	140	3,042
Viad Corp.	170	3,001
Comfort Systems USA, Inc.	310	2,995
Ladish Company, Inc.*	130	2,954
Titan International, Inc.	289	2,881
Altra Holdings, Inc.*	221	2,877
Great Lakes Dredge & Dock Corp.	479	2,874
GT Solar International, Inc.*	513	2,873
Dolan Co.*	250	2,780
Dycom Industries, Inc.*	320	2,736
Encore Wire Corp.	150	2,728
School Specialty, Inc.*	150	2,711
Marten Transport Ltd.*	130	2,701
MYR Group, Inc.*	160	2,670
ATC Technology Corp.*	164	2,644
Waste Services, Inc.*	225	2,624
American Reprographics Co.*	300	2,619
Trex Company, Inc.*	130	2,612
Cornell Companies, Inc.*	96	2,580
Gibraltar Industries, Inc.*	253	2,555
M&F Worldwide Corp.*	93	2,520
Gorman-Rupp Co.	100	2,505
Cenveo, Inc.*	455	2,498
Cascade Corp.	70	2,493
Apogee Enterprises, Inc.	230	2,491
RSC Holdings, Inc.*	401	2,474
Standex International Corp.	97	2,459
Force Protection, Inc.*	574	2,353
AAON, Inc.	100	2,331
SFN Group, Inc.*	424	2,315

		MARKET
	SHARES	VALUE

DynCorp International, Inc. — Class A*	130	$2,278
CBIZ, Inc.*	358	2,277
Celadon Group, Inc.*	160	2,262
FreightCar America, Inc.	100	2,262
ACCO Brands Corp.*	452	2,255
Sun Hydraulics Corp.	96	2,252
Generac Holdings, Inc.*	160	2,242
Columbus McKinnon Corp.*	160	2,235
Michael Baker Corp.*	64	2,234
Hawaiian Holdings, Inc.*	422	2,182
Eagle Bulk Shipping, Inc.*	510	2,152
Microvision, Inc.*	724	2,143
Broadwind Energy, Inc.*	763	2,136
US Ecology, Inc.	146	2,127
Air Transport Services Group, Inc.*	444	2,113
GenCorp, Inc.*	478	2,094
Applied Signal Technology, Inc.	106	2,083
Commercial Vehicle Group, Inc.*	204	2,083
LB Foster Co. — Class A*	80	2,074
Colfax Corp.*	198	2,061
Pacer International, Inc.*	290	2,027
Team, Inc.*	155	2,023
Taser International, Inc.*	514	2,005
Vicor Corp.*	160	1,998
Standard Parking Corp.*	126	1,995
Diamond Management & Technology Consultants, Inc. — Class A	190	1,959
Saia, Inc.*	130	1,950
Textainer Group Holdings Ltd.	80	1,931
Capstone Turbine Corp.*	1,964	1,925
RailAmerica, Inc.*	190	1,885
3D Systems Corp.*	150	1,882
Powell Industries, Inc.*	68	1,859
PMFG, Inc.*	116	1,757
Kadant, Inc.*	100	1,742
Republic Airways Holdings, Inc.*	284	1,735
Sterling Construction Company, Inc.*	134	1,734
H&E Equipment Services, Inc.*	230	1,723
Dynamic Materials Corp.	106	1,700
CDI Corp.	109	1,693
Ener1, Inc.*	500	1,690
Excel Maritime Carriers Ltd. — Class A*	330	1,690
Greenbrier Companies, Inc.*	150	1,680
CRA International, Inc.*	89	1,676
Satcon Technology Corp.*	584	1,670
Tecumseh Products Co. — Class A*	149	1,657
Insteel Industries, Inc.	140	1,627
Herley Industries, Inc.*	111	1,583

98	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Advanced Battery Technologies, Inc.*	481	$1,578
American Commercial Lines, Inc.*	70	1,576
Ampco-Pittsburgh Corp.	74	1,541
Ducommun, Inc.	90	1,539
Energy Conversion Devices, Inc.*	374	1,533
Northwest Pipe Co.*	80	1,520
Houston Wire & Cable Co.	140	1,519
On Assignment, Inc.*	301	1,514
APAC Customer Services, Inc.*	265	1,511
Baltic Trading Ltd.*	130	1,478
Titan Machinery, Inc.*	110	1,444
Kimball International, Inc. — Class B	260	1,438
Trimas Corp.*	124	1,402
Kratos Defense & Security Solutions, Inc.*	130	1,365
PowerSecure International, Inc.*	150	1,363
Energy Recovery, Inc.*	339	1,356
Schawk, Inc. — Class A	90	1,345
Met-Pro Corp.	124	1,334
Mistras Group, Inc.*	124	1,329
Roadrunner Transportation Systems, Inc.*	93	1,322
Astronics Corp.*	80	1,309
Innerworkings, Inc.*	190	1,298
NCI Building Systems, Inc.*	154	1,289
Metalico, Inc.*	309	1,230
Pike Electric Corp.*	130	1,225
Graham Corp.	80	1,199
American Woodmark Corp.	70	1,197
Furmanite Corp.*	299	1,187
Aceto Corp.	207	1,186
Alamo Group, Inc.	54	1,172
Sauer-Danfoss, Inc.*	95	1,161
Hudson Highland Group, Inc.*	260	1,144
LaBarge, Inc.*	100	1,141
VSE Corp.	35	1,114
LMI Aerospace, Inc.*	70	1,104
Primoris Services Corp.	175	1,103
DXP Enterprises, Inc.*	70	1,096
Douglas Dynamics, Inc.*	95	1,093
Miller Industries, Inc.	80	1,078
Lydall, Inc.*	140	1,070
Horizon Lines, Inc. — Class A	251	1,062
USA Truck, Inc.*	64	1,032
International Shipholding Corp.	46	1,018
Volt Information Sciences, Inc.*	121	1,016
UQM Technologies, Inc.*	290	983
American Railcar Industries, Inc.	79	954
CAI International, Inc.*	80	952
Fuel Tech, Inc.*	147	929
Courier Corp.	76	928
Dynamex, Inc.*	76	927
Park-Ohio Holdings Corp.*	64	921
Builders FirstSource, Inc.*	379	910

		MARKET
	SHARES	VALUE

Flow International Corp.*	380	$897
GP Strategies Corp.*	120	871
Xerium Technologies, Inc.*	60	847
Hill International, Inc.*	208	844
North American Galvanizing & Coating, Inc.*	110	844
Multi-Color Corp.	80	819
Pinnacle Airlines Corp.*	150	816
Patriot Transportation Holding, Inc.*	10	809
Twin Disc, Inc.	70	795
Ultrapetrol Bahamas Ltd.*	176	766
Casella Waste Systems, Inc. — Class A*	200	764
Thermadyne Holdings Corp.*	70	757
LSI Industries, Inc.	150	732
Barrett Business Services, Inc.	59	732
Franklin Covey Co.*	110	715
FuelCell Energy, Inc.*	604	713
Universal Truckload Services, Inc.*	50	696
Applied Energetics, Inc.*	630	649
Argan, Inc.*	60	626
PAM Transportation Services, Inc.*	40	601
Preformed Line Products Co.	20	559
LECG Corp.*	210	546
Lawson Products, Inc.	32	543
Global Defense Technology & Systems, Inc.*	40	511
Standard Register Co.	155	487
Hoku Corp.*	140	468
PGT, Inc.*	160	411
United Capital Corp.*	15	366
Omega Flex, Inc.	25	364
Quality Distribution, Inc.*	70	362
Coleman Cable, Inc.*	64	361
BlueLinx Holdings, Inc.*	90	237
Compx International, Inc.	10	98

Total Industrials		1,167,251

CONSUMER DISCRETIONARY - 10.6%
Deckers Outdoor Corp.*	110	15,716
Polaris Industries, Inc.	258	14,092
Warnaco Group, Inc.*	364	13,155
Valassis Communications, Inc.*	407	12,910
Carter’s, Inc.*	490	12,863
Sotheby’s	550	12,578
Live Nation Entertainment, Inc.*	1,154	12,059
Capella Education Co.*	145	11,796
Dress Barn, Inc.*	484	11,524
Dana Holding Corp.*	1,144	11,440
Jones Apparel Group, Inc.	713	11,301
Coinstar, Inc.*	260	11,172
Life Time Fitness, Inc.*	348	11,063
Cheesecake Factory, Inc.*	494	10,996
Rent-A-Center, Inc.*	540	10,940
Vail Resorts, Inc.*	309	10,787

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Gymboree Corp.*	243	$10,379
Wolverine World Wide, Inc.	410	10,340
Tenneco, Inc.*	490	10,319
Skechers U.S.A., Inc. — Class A*	279	10,189
ArvinMeritor, Inc.*	774	10,139
The Children’s Place Retail Stores, Inc.*	230	10,125
Under Armour, Inc. — Class A*	299	9,906
Cooper Tire & Rubber Co.	501	9,770
Eastman Kodak Co.*	2,194	9,522
OfficeMax, Inc.*	695	9,077
Brunswick Corp.	724	8,999
Cracker Barrel Old Country Store, Inc.	191	8,893
Pool Corp.	402	8,812
Jack in the Box, Inc.*	450	8,753
Iconix Brand Group, Inc.*	594	8,536
Collective Brands, Inc.*	534	8,437
Saks, Inc.*	1,111	8,432
Jo-Ann Stores, Inc.*	220	8,252
Dillard’s, Inc. — Class A	380	8,170
Jos A. Bank Clothiers, Inc.*	148	7,991
Men’s Wearhouse, Inc.	430	7,895
AnnTaylor Stores Corp.*	480	7,810
Dex One Corp.*	410	7,790
HSN, Inc.*	320	7,680
PF Chang’s China Bistro, Inc.	190	7,534
CROCS, Inc.*	703	7,438
Matthews International Corp. — Class A	250	7,320
Regis Corp.	470	7,318
Corinthian Colleges, Inc.*	720	7,092
Buckle, Inc.	215	6,970
Steven Madden Ltd.*	213	6,714
American Public Education, Inc.*	149	6,511
CEC Entertainment, Inc.*	180	6,347
Monro Muffler Brake, Inc.	160	6,325
Sally Beauty Holdings, Inc.*	770	6,314
Ulta Salon Cosmetics & Fragrance, Inc.*	262	6,199
Gaylord Entertainment Co.*	280	6,185
Bob Evans Farms, Inc.	250	6,155
Scholastic Corp.	255	6,151
Cinemark Holdings, Inc.	467	6,141
American Greetings Corp. — Class A	320	6,003
National CineMedia, Inc.	357	5,948
Talbots, Inc.*	576	5,939
Texas Roadhouse, Inc. — Class A*	469	5,919
NutriSystem, Inc.	257	5,896
Grand Canyon Education, Inc.*	251	5,881
Finish Line, Inc. — Class A	418	5,823
Hibbett Sports, Inc.*	239	5,726
CKE Restaurants, Inc.	455	5,701
Ryland Group, Inc.	360	5,695

		MARKET
	SHARES	VALUE

99 Cents Only Stores*	380	$5,624
Arbitron, Inc.	216	5,536
Timberland Co. — Class A*	340	5,491
Orient-Express Hotels Ltd. — Class A*	740	5,476
Pier 1 Imports, Inc.*	854	5,474
Helen of Troy Ltd.*	246	5,427
Buffalo Wild Wings, Inc.*	147	5,377
Unifirst Corp.	120	5,282
Shutterfly, Inc.*	220	5,271
Genesco, Inc.*	200	5,262
Brown Shoe Company, Inc.	346	5,252
Cato Corp. — Class A	230	5,065
Blue Nile, Inc.*	104	4,896
Scientific Games Corp. — Class A*	530	4,876
Group 1 Automotive, Inc.*	204	4,800
Cabela’s, Inc.*	330	4,666
K12, Inc.*	210	4,658
Pinnacle Entertainment, Inc.*	490	4,635
True Religion Apparel, Inc.*	210	4,635
Ruby Tuesday, Inc.*	530	4,505
BJ’s Restaurants, Inc.*	189	4,460
Steiner Leisure Ltd.*	116	4,459
Columbia Sportswear Co.	95	4,434
RCN Corp.*	290	4,295
Meritage Homes Corp.*	263	4,282
Lumber Liquidators Holdings, Inc.*	182	4,246
Belo Corp. — Class A*	744	4,233
DineEquity, Inc.*	149	4,160
Interval Leisure Group, Inc.*	330	4,109
Penske Automotive Group, Inc.*	360	4,090
Barnes & Noble, Inc.	314	4,051
Universal Technical Institute, Inc.*	171	4,042
Papa John’s International, Inc.*	173	4,000
Maidenform Brands, Inc.*	195	3,970
Citi Trends, Inc.*	120	3,953
Select Comfort Corp.*	450	3,938
Peet’s Coffee & Tea, Inc.*	100	3,927
Quiksilver, Inc.*	1,060	3,922
Sonic Corp.*	502	3,891
Lions Gate Entertainment Corp.*	554	3,867
PEP Boys-Manny Moe & Jack	430	3,810
Boyd Gaming Corp.*	444	3,770
Rue21, Inc.*	124	3,762
Charming Shoppes, Inc.*	954	3,577
Stewart Enterprises, Inc. — Class A	660	3,571
Vitamin Shoppe, Inc.*	139	3,565
American Axle & Manufacturing Holdings, Inc.*	486	3,562
Fred’s, Inc. — Class A	320	3,539
Shuffle Master, Inc.*	440	3,524
National Presto Industries, Inc.	37	3,436
Domino’s Pizza, Inc.*	304	3,435

100	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

PetMed Express, Inc.	190	$3,382
Stage Stores, Inc.	316	3,375
Drew Industries, Inc.*	165	3,333
Harte-Hanks, Inc.	316	3,302
Jakks Pacific, Inc.*	227	3,264
Ameristar Casinos, Inc.	216	3,253
Liz Claiborne, Inc.*	770	3,249
Exide Technologies*	623	3,240
Callaway Golf Co.	534	3,225
Churchill Downs, Inc.	98	3,214
iRobot Corp.*	169	3,176
La-Z-Boy, Inc. — Class Z*	424	3,150
World Wrestling Entertainment, Inc. — Class A	200	3,112
Wet Seal, Inc. — Class A*	834	3,044
Fuel Systems Solutions, Inc.*	117	3,036
Ascent Media Corp. — Class A*	120	3,031
Pre-Paid Legal Services, Inc.*	65	2,957
G-III Apparel Group Ltd.*	128	2,930
Modine Manufacturing Co.*	380	2,918
Volcom, Inc.*	157	2,915
Standard Pacific Co.*	874	2,910
RC2 Corp.*	179	2,884
Sonic Automotive, Inc. — Class A*	334	2,859
Ethan Allen Interiors, Inc.	200	2,798
DSW, Inc. — Class A*	124	2,785
Zumiez, Inc.*	168	2,706
Lincoln Educational Services Corp.*	131	2,697
Knology, Inc.*	246	2,689
Bridgepoint Education, Inc.*	165	2,609
Core-Mark Holding Company, Inc.*	95	2,603
Superior Industries International, Inc.	190	2,554
Asbury Automotive Group, Inc.*	240	2,530
hhgregg, Inc.*	106	2,472
Kirkland’s, Inc.*	145	2,447
California Pizza Kitchen, Inc.*	159	2,409
K-Swiss, Inc. — Class A*	214	2,403
Oxford Industries, Inc.	114	2,386
Big 5 Sporting Goods Corp.	180	2,365
Winnebago Industries, Inc.*	237	2,356
Drugstore.com, Inc.*	764	2,353
Sturm Ruger & Company, Inc.	160	2,293
CKX, Inc.*	450	2,245
Red Robin Gourmet Burgers, Inc.*	130	2,231
Mediacom Communications Corp. — Class A*	330	2,218
Beazer Homes USA, Inc.*	610	2,214
Express, Inc.*	134	2,194
Sinclair Broadcast Group, Inc. — Class A*	375	2,186
Overstock.com, Inc.*	120	2,168
Denny’s Corp.*	813	2,114
Biglari Holdings, Inc.*	7	2,008

		MARKET
	SHARES	VALUE

Smith & Wesson Holding Corp.*	490	$2,004
AFC Enterprises, Inc.*	214	1,947
Rentrak Corp.*	80	1,946
EW Scripps Co. — Class A*	260	1,937
SuperMedia, Inc.*	104	1,902
Universal Electronics, Inc.*	114	1,896
Furniture Brands International, Inc.*	355	1,853
HOT Topic, Inc.	364	1,849
Haverty Furniture Companies, Inc.	150	1,844
Dorman Products, Inc.*	90	1,830
Christopher & Banks Corp.	294	1,820
America’s Car-Mart, Inc.*	80	1,810
Ambassadors Group, Inc.	160	1,806
Warner Music Group Corp.*	370	1,798
McClatchy Co. — Class A*	494	1,798
Cavco Industries, Inc.*	50	1,759
Media General, Inc. — Class A*	180	1,757
Libbey, Inc.*	134	1,739
Pacific Sunwear of California*	540	1,728
Bebe Stores, Inc.	267	1,709
Blyth, Inc.	50	1,704
Entercom Communications Corp. — Class A*	190	1,676
Coldwater Creek, Inc.*	494	1,660
Krispy Kreme Doughnuts, Inc.*	480	1,618
Perry Ellis International, Inc.*	80	1,616
Marcus Corp.	169	1,599
Hovnanian Enterprises, Inc. — Class A*	430	1,582
Landry’s Restaurants, Inc.*	64	1,565
Global Sources Ltd.*	190	1,490
Retail Ventures, Inc.*	190	1,486
M/I Homes, Inc.*	150	1,446
Shoe Carnival, Inc.*	70	1,436
Stein Mart, Inc.*	224	1,396
Movado Group, Inc.*	130	1,388
Speedway Motorsports, Inc.	100	1,356
Journal Communications, Inc. — Class A*	341	1,354
Systemax, Inc.	88	1,326
Amerigon, Inc.*	179	1,321
West Marine, Inc.*	120	1,306
Unifi, Inc.*	340	1,299
Standard Motor Products, Inc.	160	1,291
Weyco Group, Inc.	56	1,276
LIN TV Corp. — Class A*	235	1,271
MarineMax, Inc.*	180	1,249
Isle of Capri Casinos, Inc.*	130	1,204
Casual Male Retail Group, Inc.*	344	1,176
Lifetime Brands, Inc.*	80	1,170
Spartan Motors, Inc.	270	1,134
Lithia Motors, Inc. — Class A	183	1,131
Morgans Hotel Group Co.*	183	1,127

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Leapfrog Enterprises, Inc. — Class A*	280	$1,126
Skyline Corp.	60	1,081
Vitacost.com, Inc.*	120	1,079
Martha Stewart Living Omnimedia — Class A*	219	1,077
Mac-Gray Corp.	96	1,069
Audiovox Corp. — Class A*	144	1,058
Jamba, Inc.*	490	1,044
Hawk Corp. — Class A*	41	1,043
Sealy Corp.*	390	1,041
Destination Maternity Corp.*	41	1,037
Ruth’s Hospitality Group, Inc.*	247	1,032
Cherokee, Inc.	60	1,026
AH Belo Corp. — Class A*	154	1,023
Multimedia Games, Inc.*	220	990
REX American Resources Corp.*	61	976
Bon-Ton Stores, Inc.	100	975
Gray Television, Inc.*	400	964
Hooker Furniture Corp.	90	959
Tuesday Morning Corp.*	240	958
Lee Enterprises, Inc.*	370	951
Build-A-Bear Workshop, Inc. — Class A*	140	949
Arctic Cat, Inc.*	103	938
Stoneridge, Inc.*	122	926
CSS Industries, Inc.	56	924
Midas, Inc.*	120	920
CPI Corp.	40	897
McCormick & Schmick’s Seafood Restaurants, Inc.*	120	895
Steinway Musical Instruments, Inc.*	50	890
Ballantyne Strong, Inc.*	120	869
Sport Supply Group, Inc.	64	861
Fisher Communications, Inc.*	51	859
Entravision Communications Corp. — Class A*	400	844
O’Charleys, Inc.*	155	822
Gaiam, Inc. — Class A	130	789
RG Barry Corp.	70	772
Culp, Inc.*	70	767
Playboy Enterprises, Inc. — Class B*	180	756
Kid Brands, Inc.*	104	731
Delta Apparel, Inc.*	50	730
LodgeNet Interactive Corp.*	196	727
Monarch Casino & Resort, Inc.*	70	709
Joe’s Jeans, Inc.*	350	693
Lacrosse Footwear, Inc.	40	674
Winmark Corp.	20	669
Kenneth Cole Productions, Inc. — Class A*	60	661
US Auto Parts Network, Inc.*	110	660

		MARKET
	SHARES	VALUE

Red Lion Hotels Corp.*	103	$615
Orbitz Worldwide, Inc.*	160	610
Summer Infant, Inc.*	90	590
Caribou Coffee Company, Inc.*	62	587
National American University Holdings, Inc.	64	557
Borders Group, Inc.*	410	545
Learning Tree International, Inc.*	50	543
Brookfield Homes Corp.*	80	539
ReachLocal, Inc.*	40	519
Einstein Noah Restaurant Group, Inc.*	47	507
Conn’s, Inc.*	86	506
Cambium Learning Group, Inc.*	140	504
American Apparel, Inc.*	270	494
Carmike Cinemas, Inc.*	80	485
Cumulus Media, Inc. — Class A*	180	481
New York & Company, Inc.*	208	476
Outdoor Channel Holdings, Inc.*	100	467
Carrols Restaurant Group, Inc.*	100	457
Marine Products Corp.*	80	453
Johnson Outdoors, Inc. — Class A*	40	450
1-800-Flowers.com, Inc. — Class A*	210	433
PRIMEDIA, Inc.	140	410
Westwood One, Inc.*	40	395
Nexstar Broadcasting Group, Inc. — Class A*	90	394
Bluegreen Corp.*	120	361
Princeton Review, Inc.*	154	357
Empire Resorts, Inc.*	210	342
Shiloh Industries, Inc.*	40	338
Books-A-Million, Inc. — Class A	56	337
Radio One, Inc. — Class D*	260	333
Beasley Broadcasting Group, Inc. — Class A*	40	195
Value Line, Inc.	10	181
Crown Media Holdings, Inc. — Class A*	87	153

Total Consumer Discretionary		1,071,173

HEALTH CARE - 10.5%
Salix Pharmaceuticals Ltd.*	470	18,344
Psychiatric Solutions, Inc.*	470	15,378
ev3, Inc.*	685	15,351
STERIS Corp.	479	14,887
Owens & Minor, Inc.	520	14,758
Healthsouth Corp.*	764	14,294
American Medical Systems Holdings, Inc.*	627	13,869
AMERIGROUP Corp.*	424	13,772
HMS Holdings Corp.*	222	12,037
NuVasive, Inc.*	324	11,489
Haemonetics Corp.*	210	11,239

102	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Onyx Pharmaceuticals, Inc.*	510	$11,011
Immucor, Inc.*	574	10,935
Catalyst Health Solutions, Inc.*	311	10,730
Medicis Pharmaceutical Corp. — Class A	488	10,677
Dionex Corp.*	140	10,424
Parexel International Corp.*	480	10,406
Chemed Corp.	187	10,218
Masimo Corp.	427	10,167
Acorda Therapeutics, Inc.*	324	10,080
Amedisys, Inc.*	229	10,069
West Pharmaceutical Services, Inc.	274	9,998
Magellan Health Services, Inc.*	274	9,952
PSS World Medical, Inc.*	470	9,941
Cubist Pharmaceuticals, Inc.*	480	9,888
Impax Laboratories, Inc.*	510	9,721
Alkermes, Inc.*	774	9,636
Sirona Dental Systems, Inc.*	274	9,546
Nektar Therapeutics*	772	9,341
Volcano Corp.*	409	8,924
Quality Systems, Inc.	150	8,699
Centene Corp.*	400	8,600
Eclipsys Corp.*	470	8,385
MedAssets, Inc.*	362	8,355
WellCare Health Plans, Inc.*	350	8,309
Seattle Genetics, Inc.*	680	8,153
Auxilium Pharmaceuticals, Inc.*	344	8,084
Incyte Corporation Ltd.*	720	7,970
Cepheid, Inc.*	497	7,962
Par Pharmaceutical Companies, Inc.*	290	7,528
Healthspring, Inc.*	479	7,429
Isis Pharmaceuticals, Inc.*	770	7,369
Bruker Corp.*	593	7,211
Odyssey HealthCare, Inc.*	268	7,161
Viropharma, Inc.*	638	7,152
Align Technology, Inc.*	480	7,138
inVentiv Health, Inc.*	278	7,117
athenahealth, Inc.*	270	7,055
Savient Pharmaceuticals, Inc.*	550	6,930
Arthrocare Corp.*	224	6,866
Martek Biosciences Corp.*	274	6,497
Pharmasset, Inc.*	236	6,452
Integra LifeSciences Holdings Corp.*	174	6,438
Theravance, Inc.*	510	6,411
Vivus, Inc.*	664	6,374
Gentiva Health Services, Inc.*	230	6,212
AMAG Pharmaceuticals, Inc.*	170	5,839
Meridian Bioscience, Inc.	338	5,746
HeartWare International, Inc.*	82	5,746
PDL BioPharma, Inc.	984	5,530
Phase Forward, Inc.*	330	5,504
Cyberonics, Inc.*	230	5,446

		MARKET
	SHARES	VALUE

DexCom, Inc.*	470	$5,433
Wright Medical Group, Inc.*	320	5,315
Immunogen, Inc.*	554	5,136
Luminex Corp.*	310	5,028
Analogic Corp.	110	5,006
Invacare Corp.	240	4,978
MWI Veterinary Supply, Inc.*	98	4,925
Zoll Medical Corp.*	180	4,878
Landauer, Inc.	80	4,870
Neogen Corp.*	181	4,715
Insulet Corp.*	306	4,605
Questcor Pharmaceuticals, Inc.*	450	4,595
Alnylam Pharmaceuticals, Inc.*	304	4,566
Amsurg Corp. — Class A*	254	4,526
Conmed Corp.*	240	4,471
RehabCare Group, Inc.*	204	4,443
Bio-Reference Labs, Inc.*	200	4,434
Celera Corp.*	670	4,388
Orthofix International N.V.*	136	4,359
Enzon Pharmaceuticals, Inc.*	404	4,303
Greatbatch, Inc.*	190	4,239
Halozyme Therapeutics, Inc.*	592	4,168
Micromet, Inc.*	662	4,131
Kindred Healthcare, Inc.*	320	4,109
Geron Corp.*	804	4,036
Momenta Pharmaceuticals, Inc.*	327	4,009
Allos Therapeutics, Inc.*	646	3,960
Conceptus, Inc.*	254	3,957
Natus Medical, Inc.*	234	3,812
Abaxis, Inc.*	177	3,793
Merit Medical Systems, Inc.*	234	3,760
Targacept, Inc.*	194	3,750
Universal American Corp.*	260	3,744
Hanger Orthopedic Group, Inc.*	206	3,700
PharMerica Corp.*	250	3,665
LHC Group, Inc.*	127	3,524
InterMune, Inc.*	370	3,460
Affymetrix, Inc.*	580	3,422
Healthways, Inc.*	280	3,338
Medicines Co.*	434	3,303
Computer Programs & Systems, Inc.	80	3,274
SonoSite, Inc.*	120	3,253
ICU Medical, Inc.*	100	3,217
IPC The Hospitalist Company, Inc.*	128	3,213
MannKind Corp.*	498	3,182
Molina Healthcare, Inc.*	110	3,168
Triple-S Management Corp. — Class B*	170	3,154
eResearchTechnology, Inc.*	398	3,136
NPS Pharmaceuticals, Inc.*	484	3,117
Omnicell, Inc.*	266	3,110
Metabolix, Inc.*	217	3,105
NxStage Medical, Inc.*	209	3,102

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	103

\

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Exelixis, Inc.*	890	$3,088
Symmetry Medical, Inc.*	289	3,046
Rigel Pharmaceuticals, Inc.*	421	3,031
Syneron Medical Ltd.*	294	3,022
Sequenom, Inc.*	510	3,014
Angiodynamics, Inc.*	200	2,950
Sun Healthcare Group, Inc.*	360	2,909
Accuray, Inc.*	423	2,804
Select Medical Holdings Corp.*	410	2,780
Micrus Endovascular Corp.*	130	2,703
Air Methods Corp.*	90	2,678
MAKO Surgical Corp.*	215	2,677
Emeritus Corp.*	160	2,610
National Healthcare Corp.	75	2,584
Arena Pharmaceuticals, Inc.*	830	2,548
Ariad Pharmaceuticals, Inc.*	900	2,538
Emergent Biosolutions, Inc.*	155	2,533
ABIOMED, Inc.*	260	2,517
Optimer Pharmaceuticals, Inc.*	270	2,503
Inspire Pharmaceuticals, Inc.*	490	2,445
Almost Family, Inc.*	70	2,445
Medivation, Inc.*	276	2,440
Somanetics Corp.*	97	2,420
SurModics, Inc.*	147	2,412
Medidata Solutions, Inc.*	155	2,401
Assisted Living Concepts, Inc. — Class A*	80	2,367
Genoptix, Inc.*	136	2,339
Unilife Corp.*	400	2,328
Quidel Corp.*	183	2,322
Cross Country Healthcare, Inc.*	254	2,283
Ardea Biosciences, Inc.*	110	2,262
Neurocrine Biosciences, Inc.*	403	2,257
XenoPort, Inc.*	220	2,158
Lexicon Pharmaceuticals, Inc.*	1,624	2,079
Ensign Group, Inc.	125	2,065
Pharmacyclics, Inc.*	310	2,065
SIGA Technologies, Inc.*	265	2,040
Res-Care, Inc.*	210	2,029
Corvel Corp.*	60	2,027
AMN Healthcare Services, Inc.*	270	2,020
Nabi Biopharmaceuticals*	370	2,013
Hi-Tech Pharmacal Company, Inc.*	85	1,947
Alphatec Holdings, Inc.*	416	1,930
Delcath Systems, Inc.*	303	1,921
Ironwood Pharmaceuticals,
Inc. — Class A*	160	1,907
Zymogenetics, Inc.*	439	1,853
Cantel Medical Corp.	110	1,837
Endologix, Inc.*	400	1,812
Dyax Corp.*	796	1,807
HealthTronics, Inc.*	370	1,787
Vascular Solutions, Inc.*	140	1,750
OraSure Technologies, Inc.*	377	1,746
Durect Corp.*	710	1,725

		MARKET
	SHARES	VALUE

BioScrip, Inc.*	324	$1,698
ATS Medical, Inc.*	424	1,683
Team Health Holdings, Inc.*	130	1,680
Immunomedics, Inc.*	540	1,669
Kensey Nash Corp.*	70	1,660
Obagi Medical Products, Inc.*	140	1,655
Opko Health, Inc.*	726	1,641
Palomar Medical Technologies, Inc.*	146	1,634
Spectrum Pharmaceuticals, Inc.*	409	1,603
Staar Surgical Co.*	280	1,602
Pain Therapeutics, Inc.*	287	1,596
Caliper Life Sciences, Inc.*	370	1,580
American Dental Partners, Inc.*	130	1,574
Pozen, Inc.*	221	1,549
MAP Pharmaceuticals, Inc.*	118	1,548
Keryx Biopharmaceuticals, Inc.*	420	1,537
SenoRx, Inc.*	140	1,537
Vital Images, Inc.*	120	1,530
AVANIR Pharmaceuticals, Inc. — Class A*	594	1,527
Novavax, Inc.*	692	1,502
Vanda Pharmaceuticals, Inc.*	226	1,494
Chindex International, Inc.*	119	1,491
Idenix Pharmaceuticals, Inc.*	298	1,490
Providence Service Corp.*	106	1,484
Maxygen, Inc.*	265	1,465
Arqule, Inc.*	340	1,462
Accelrys, Inc.*	226	1,458
Eurand N.V.*	150	1,454
AVI BioPharma, Inc.*	899	1,447
AGA Medical Holdings, Inc.*	114	1,447
Cadence Pharmaceuticals, Inc.*	204	1,430
Vical, Inc.*	461	1,429
BioCryst Pharmaceuticals, Inc.*	241	1,424
Genomic Health, Inc.*	110	1,422
MELA Sciences, Inc.*	190	1,414
Ligand Pharmaceuticals, Inc. (Cl.B) — Class B*	964	1,407
Sangamo Biosciences, Inc.*	379	1,406
Medical Action Industries, Inc.*	117	1,403
Clarient, Inc.*	451	1,389
Spectranetics Corp.*	266	1,378
Synovis Life Technologies, Inc.*	90	1,375
Kendle International, Inc.*	119	1,371
Young Innovations, Inc.	48	1,351
Atrion Corp.	10	1,351
US Physical Therapy, Inc.*	80	1,350
Akorn, Inc.*	450	1,337
Medcath Corp.*	170	1,336
BioMimetic Therapeutics, Inc.*	120	1,334
RTI Biologics, Inc.*	454	1,330
Array Biopharma, Inc.*	434	1,324
IRIS International, Inc.*	130	1,318
Health Grades, Inc.*	219	1,314

104	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Rural/Metro Corp.*	160	$1,302
Sunrise Senior Living, Inc.*	461	1,282
DynaVox, Inc. — Class A*	80	1,281
Exact Sciences Corp.*	290	1,276
ZIOPHARM Oncology, Inc.*	400	1,272
TomoTherapy, Inc.*	394	1,253
Merge Healthcare, Inc.*	424	1,242
Progenics Pharmaceuticals, Inc.*	226	1,238
Metropolitan Health Networks, Inc.*	330	1,231
CryoLife, Inc.*	228	1,229
Depomed, Inc.*	430	1,204
America Service Group, Inc.	70	1,204
Accretive Health, Inc.*	90	1,191
Celldex Therapeutics, Inc.*	260	1,186
BMP Sunstone Corp.*	230	1,185
Exactech, Inc.*	69	1,179
Cytori Therapeutics, Inc.*	338	1,176
Clinical Data, Inc.*	90	1,120
Enzo Biochem, Inc.*	274	1,115
Omeros Corp.*	150	1,113
Orthovita, Inc.*	542	1,100
Capital Senior Living Corp.*	221	1,098
Virtual Radiologic Corp.*	64	1,098
CardioNet, Inc.*	200	1,096
Skilled Healthcare Group, Inc. — Class A*	160	1,086
Orexigen Therapeutics, Inc.*	258	1,084
Dynavax Technologies Corp.*	580	1,079
Santarus, Inc.*	430	1,066
Biotime, Inc.*	170	1,047
Affymax, Inc.*	172	1,029
Antares Pharma, Inc.*	580	1,021
Inhibitex, Inc.*	400	1,020
Cutera, Inc.*	110	1,013
Cerus Corp.*	320	1,011
Albany Molecular Research, Inc.*	186	962
Transcend Services, Inc.*	70	945
Jazz Pharmaceuticals, Inc.*	120	940
SuperGen, Inc.*	460	929
StemCells, Inc.*	983	924
Biosante Pharmaceuticals, Inc.*	524	922
Solta Medical, Inc.*	484	920
Cytokinetics, Inc.*	384	910
Peregrine Pharmaceuticals, Inc.*	420	903
Alliance HealthCare Services, Inc.*	220	889
Neuralstem, Inc.*	350	875
Alexza Pharmaceuticals, Inc.*	320	870
Allied Healthcare International, Inc.*	374	868
Curis, Inc.*	621	863
LCA-Vision, Inc.*	155	859
Rochester Medical Corp.*	90	850
Cynosure, Inc. — Class A*	78	840
Osiris Therapeutics, Inc.*	143	831
Somaxon Pharmaceuticals, Inc.*	230	828

		MARKET
	SHARES	VALUE

Continucare Corp.*	240	$804
Sciclone Pharmaceuticals, Inc.*	301	801
Five Star Quality Care, Inc.*	260	785
Combinatorx, Inc.*	540	783
Chelsea Therapeutics
International, Inc.*	260	762
Stereotaxis, Inc.*	230	761
Cambrex Corp.*	240	756
MedQuist, Inc.	95	751
Hansen Medical, Inc.*	350	746
Cypress Bioscience, Inc.*	314	722
Furiex Pharmaceuticals, Inc.*	70	711
Infinity Pharmaceuticals, Inc.*	120	709
CytRx Corp.*	890	685
Pure Bioscience*	280	669
Inovio Pharmaceuticals, Inc.*	654	667
Corcept Therapeutics, Inc.*	210	655
Aoxing Pharmaceutical Company, Inc.*	200	652
Cumberland Pharmaceuticals, Inc.*	100	642
Nanosphere, Inc.*	137	597
Biospecifics Technologies Corp.*	30	596
PDI, Inc.*	70	580
NeurogesX, Inc.*	87	577
AVEO Pharmaceuticals, Inc.*	80	566
Biodel, Inc.*	136	514
Synta Pharmaceuticals Corp.*	185	499
Prospect Medical Holdings, Inc.*	80	484
Nymox Pharmaceutical Corp.*	150	468
Codexis, Inc.*	50	438
Lannett Company, Inc.*	90	411
Alimera Sciences, Inc.*	54	402
Neostem, Inc.*	210	384
National Research Corp.	15	362
Cornerstone Therapeutics, Inc.*	60	353
Caraco Pharmaceutical Laboratories Ltd.*	74	349
Transcept Pharmaceuticals, Inc.*	40	333
Sucampo Pharmaceuticals, Inc. — Class A*	90	318
AspenBio Pharma, Inc.*	294	288
Anthera Pharmaceuticals, Inc.*	50	268
Acura Pharmaceuticals, Inc.*	80	201

Total Health Care		1,060,403

ENERGY - 4.1%
Brigham Exploration Co.*	954	14,673
World Fuel Services Corp.	490	12,711
Dril-Quip, Inc.*	281	12,370
Bill Barrett Corp.*	379	11,662
CARBO Ceramics, Inc.	160	11,550
Berry Petroleum Co. — Class A	420	10,802
Nordic American Tanker Shipping	380	10,674
Arena Resources, Inc.*	320	10,208
Lufkin Industries, Inc.	244	9,514

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Key Energy Services, Inc.*	1,024	$9,400
Helix Energy Solutions Group, Inc.*	854	9,198
Complete Production Services, Inc.*	641	9,166
Bristow Group, Inc.*	290	8,526
Rosetta Resources, Inc.*	430	8,518
Swift Energy Co.*	314	8,450
Overseas Shipholding Group, Inc.	214	7,927
McMoRan Exploration Co.*	680	7,555
Patriot Coal Corp.*	641	7,532
Penn Virginia Corp.	370	7,441
Ship Finance International Ltd.	370	6,616
Energy XXI Bermuda Ltd.*	414	6,533
Tetra Technologies, Inc.*	624	5,666
Gulfmark Offshore, Inc. — Class A*	198	5,188
Clean Energy Fuels Corp.*	326	4,870
Northern Oil and Gas, Inc.*	363	4,661
Cal Dive International, Inc.*	775	4,534
Contango Oil & Gas Co.*	100	4,475
USEC, Inc.*	930	4,427
Newpark Resources, Inc.*	730	4,416
International Coal Group, Inc.*	1,073	4,131
Petroleum Development Corp.*	160	4,099
Carrizo Oil & Gas, Inc.*	255	3,960
Stone Energy Corp.*	349	3,895
ATP Oil & Gas Corp.*	366	3,876
TransAtlantic Petroleum Ltd.*	1,200	3,804
Resolute Energy Corp.*	310	3,794
Parker Drilling Co.*	950	3,752
Global Industries Ltd.*	832	3,736
ION Geophysical Corp.*	1,040	3,619
James River Coal Co.*	226	3,598
Cloud Peak Energy, Inc.*	260	3,448
BPZ Resources, Inc.*	803	3,332
RPC, Inc.	240	3,276
Superior Well Services, Inc.*	195	3,260
Kodiak Oil & Gas Corp.*	970	3,094
Petroquest Energy, Inc.*	455	3,076
Tesco Corp.*	250	3,070
T-3 Energy Services, Inc. — Class 3*	110	3,069
Golar LNG Ltd.	309	3,050
Energy Partners Ltd.*	240	2,930
Hornbeck Offshore Services, Inc.*	190	2,774
W&T Offshore, Inc.	290	2,743
Venoco, Inc.*	161	2,652
Rex Energy Corp.*	262	2,646
American Oil & Gas, Inc.*	410	2,575
General Maritime Corp.	425	2,567
Gulfport Energy Corp.*	216	2,562
Pioneer Drilling Co.*	440	2,495

		MARKET
	SHARES	VALUE

Teekay Tankers Ltd. — Class A	220	$2,449
Willbros Group, Inc.*	324	2,398
Knightsbridge Tankers Ltd.	136	2,392
Goodrich Petroleum Corp.*	199	2,388
Vaalco Energy, Inc.	414	2,318
Hercules Offshore, Inc.*	940	2,284
Crosstex Energy, Inc.*	330	2,115
Clayton Williams Energy, Inc.*	50	2,106
Western Refining, Inc.*	416	2,092
Harvest Natural Resources, Inc.*	272	2,005
Boots & Coots, Inc.*	677	1,997
Matrix Service Co.*	214	1,992
CVR Energy, Inc.*	257	1,933
Gulf Island Fabrication, Inc.	116	1,800
Rentech, Inc.*	1,760	1,742
Magnum Hunter Resources Corp.*	394	1,718
Panhandle Oil and Gas, Inc. — Class A	64	1,691
Warren Resources, Inc.*	580	1,682
Apco Oil and Gas International, Inc.	70	1,646
GMX Resources, Inc.*	250	1,622
Georesources, Inc.*	114	1,588
OYO Geospace Corp.*	32	1,551
PHI, Inc. *	110	1,550
DHT Holdings, Inc.	400	1,540
Abraxas Petroleum Corp.*	550	1,540
Natural Gas Services Group, Inc.*	101	1,528
Houston American Energy Corp.	154	1,518
Callon Petroleum Co.*	234	1,474
Basic Energy Services, Inc.*	190	1,463
CAMAC Energy, Inc.*	390	1,455
Green Plains Renewable Energy, Inc.*	139	1,421
Vantage Drilling Co.*	1,020	1,377
Dawson Geophysical Co.*	64	1,361
Cheniere Energy, Inc.*	474	1,337
Delta Petroleum Corp.*	1,515	1,303
Gastar Exploration Ltd.*	360	1,300
FX Energy, Inc.*	348	1,260
Scorpio Tankers, Inc.*	110	1,259
Endeavour International Corp.*	1,150	1,219
Uranium Energy Corp.*	486	1,147
L&L Energy, Inc.*	130	1,118
RAM Energy Resources, Inc.*	454	940
Syntroleum Corp.*	567	930
Miller Petroleum, Inc.*	154	887
Seahawk Drilling, Inc.*	90	875
Delek US Holdings, Inc.	114	832
Approach Resources, Inc.*	110	757
Union Drilling, Inc.*	116	639
Allis-Chalmers Energy, Inc.*	294	606
Evolution Petroleum Corp.*	120	601
Isramco, Inc.*	10	472

106	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

Global Geophysical Services, Inc.*	60	$418
Alon USA Energy, Inc.	60	382
Hallador Energy Co.*	35	313

Total Energy		412,477

MATERIALS - 3.7%
Rock-Tenn Co. — Class A	316	15,696
Solutia, Inc.*	992	12,995
Silgan Holdings, Inc.	444	12,601
WR Grace & Co.*	590	12,414
Olin Corp.	640	11,578
Coeur d’Alene Mines Corp.*	720	11,362
Sensient Technologies Corp.	404	10,476
Hecla Mining Co.*	1,984	10,356
Allied Nevada Gold Corp.*	522	10,273
Thompson Creek Metals Company, Inc.*	1,140	9,895
Rockwood Holdings, Inc.*	428	9,711
Golden Star Resources Ltd.*	2,114	9,259
HB Fuller Co.	399	7,577
Schweitzer-Mauduit International, Inc.	150	7,568
NewMarket Corp.	85	7,422
Minerals Technologies, Inc.	150	7,131
Louisiana-Pacific Corp.*	1,039	6,951
PolyOne Corp.*	763	6,424
Worthington Industries, Inc.	493	6,340
Calgon Carbon Corp.*	461	6,104
Jaguar Mining, Inc.*	690	6,093
OM Group, Inc.*	254	6,060
RTI International Metals, Inc.*	247	5,955
Balchem Corp.	234	5,850
Arch Chemicals, Inc.	180	5,533
Globe Specialty Metals, Inc.*	504	5,206
Ferro Corp.*	704	5,188
A. Schulman, Inc.	265	5,024
Texas Industries, Inc.	170	5,022
Clearwater Paper Corp.*	91	4,983
Innophos Holdings, Inc.	178	4,642
Century Aluminum Co.*	525	4,636
AMCOL International Corp.	194	4,559
STR Holdings, Inc.*	235	4,418
Stepan Co.	64	4,380
Stillwater Mining Co.*	368	4,276
Kaiser Aluminum Corp.	118	4,091
PH Glatfelter Co.	374	4,058
Koppers Holdings, Inc.	170	3,822
Georgia Gulf Corp.*	280	3,735
Deltic Timber Corp.	88	3,678
US Gold Corp.*	734	3,677
KapStone Paper and Packaging Corp.*	306	3,409
Brush Engineered Materials, Inc.*	170	3,397
Buckeye Technologies, Inc.*	320	3,184
Haynes International, Inc.	103	3,176
Boise, Inc.*	575	3,157

		MARKET
	SHARES	VALUE

Zep, Inc.	180	$3,139
Westlake Chemical Corp.	159	2,953
Graphic Packaging Holding Co.*	924	2,911
Omnova Solutions, Inc.*	362	2,827
Wausau Paper Corp.*	399	2,701
Horsehead Holding Corp.*	350	2,646
Spartech Corp.*	254	2,604
Quaker Chemical Corp.	90	2,438
Myers Industries, Inc.	296	2,395
Neenah Paper, Inc.	120	2,196
Zoltek Companies, Inc.*	230	1,948
AM Castle & Co.*	140	1,945
LSB Industries, Inc.*	140	1,863
Kraton Performance Polymers, Inc.*	90	1,691
Hawkins, Inc.	70	1,686
Graham Packaging Company, Inc.*	140	1,676
General Moly, Inc.*	530	1,632
Olympic Steel, Inc.	70	1,608
Capital Gold Corp.*	400	1,600
Metals USA Holdings Corp.*	98	1,465
Headwaters, Inc.*	494	1,403
American Vanguard Corp.	170	1,348
Landec Corp.*	220	1,296
Senomyx, Inc.*	320	1,213
TPC Group, Inc.*	64	1,062
US Energy Corp.*	220	1,045
AEP Industries, Inc.*	40	955
Universal Stainless & Alloy*	59	943
United States Lime & Minerals, Inc.*	20	770
KMG Chemicals, Inc.	50	718
Noranda Aluminum Holding Corp.*	95	611
NL Industries, Inc.	60	366
Verso Paper Corp.*	120	277

Total Materials		369,273

CONSUMER STAPLES - 2.5%
Casey’s General Stores, Inc.	420	14,658
TreeHouse Foods, Inc.*	280	12,785
Ruddick Corp.	369	11,435
United Natural Foods, Inc.*	347	10,368
Nu Skin Enterprises, Inc. — Class A	404	10,072
Sanderson Farms, Inc.	190	9,641
American Italian Pasta Co. — Class A*	176	9,305
Lancaster Colony Corp.	160	8,538
Universal Corp.	200	7,936
Diamond Foods, Inc.	180	7,398
Hain Celestial Group, Inc.*	330	6,656
Fresh Del Monte Produce, Inc.*	324	6,558
Vector Group Ltd.	353	5,937
Darling International, Inc.*	674	5,062

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	107

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

J&J Snack Foods Corp.	120	$5,052
Andersons, Inc.	148	4,823
Tootsie Roll Industries, Inc.	200	4,730
Boston Beer Company, Inc. — Class A*	70	4,722
WD-40 Co.	140	4,676
Chiquita Brands International, Inc.*	370	4,496
Rite Aid Corp.*	4,557	4,466
Winn-Dixie Stores, Inc.*	450	4,338
B&G Foods, Inc. — Class A	390	4,204
Central Garden and Pet Co. — Class A*	460	4,126
Spectrum Brands Holdings, Inc.*	150	3,804
Cal-Maine Foods, Inc.	117	3,736
Nash Finch Co.	104	3,553
Lance, Inc.	210	3,463
Heckmann Corp.*	724	3,359
Dole Food Company, Inc.*	294	3,066
Pricesmart, Inc.	130	3,020
Weis Markets, Inc.	90	2,962
Elizabeth Arden, Inc.*	200	2,904
Medifast, Inc.*	106	2,746
Pantry, Inc.*	190	2,681
Pilgrim’s Pride Corp.*	404	2,654
Alliance One International, Inc.*	730	2,599
Synutra International, Inc.*	154	2,490
Spartan Stores, Inc.	181	2,483
Prestige Brands Holdings, Inc.*	347	2,457
Smart Balance, Inc.*	510	2,086
Seneca Foods Corp. — Class A*	60	1,936
USANA Health Sciences, Inc.*	49	1,790
Inter Parfums, Inc.	116	1,651
Coca-Cola Bottling Company Consolidated	34	1,629
Ingles Markets, Inc. — Class A	104	1,565
Calavo Growers, Inc.	87	1,563
Limoneira Co.	70	1,523
Village Super Market, Inc. — Class A	50	1,313
Star Scientific, Inc.*	799	1,310
Nutraceutical International Corp.*	80	1,221
National Beverage Corp.	90	1,105
Great Atlantic & Pacific Tea Co.*	260	1,014
Revlon, Inc. — Class A*	90	1,004
Imperial Sugar Co.	99	1,000
John B. Sanfilippo & Son, Inc.*	64	926
Oil-Dri Corporation of America	40	918
Farmer Bros Co.	60	905
Arden Group, Inc. — Class A	10	879
Female Health Co.	153	794
Susser Holdings Corp.*	60	707
Alico, Inc.	30	689
Schiff Nutrition International, Inc.	94	669
MGP Ingredients, Inc.*	90	597

		MARKET
	SHARES	VALUE

Cellu Tissue Holdings, Inc.*	70	$544
Griffin Land & Nurseries, Inc.	20	508
Nature’s Sunshine Products, Inc.	60	502
Harbinger Group, Inc.*	70	440
Lifeway Foods, Inc.*	40	390
Bridgford Foods Corp.	15	210

Total Consumer Staples		251,347

UTILITIES - 2.4%
Nicor, Inc.	374	15,147
Piedmont Natural Gas Company, Inc.	590	14,927
WGL Holdings, Inc.	414	14,088
Cleco Corp.	500	13,205
IDACORP, Inc.	390	12,975
New Jersey Resources Corp.	340	11,968
Portland General Electric Co.	614	11,255
Southwest Gas Corp.	377	11,122
South Jersey Industries, Inc.	244	10,482
Northwest Natural Gas Co.	220	9,585
Black Hills Corp.	320	9,110
Avista Corp.	454	8,867
Allete, Inc.	257	8,800
Unisource Energy Corp.	290	8,752
PNM Resources, Inc.	710	7,938
NorthWestern Corp.	300	7,860
El Paso Electric Co.*	360	6,966
MGE Energy, Inc.	190	6,848
Empire District Electric Co.	334	6,269
UIL Holdings Corp.	245	6,132
Laclede Group, Inc.	180	5,963
California Water Service Group	159	5,676
CH Energy Group, Inc.	128	5,023
American States Water Co.	150	4,971
Dynegy, Inc. — Class A*	840	3,234
SJW Corp.	110	2,578
Chesapeake Utilities Corp.	80	2,512
Southwest Water Co.	220	2,306
Central Vermont Public Service Corp.	98	1,935
Unitil Corp.	86	1,798
Middlesex Water Co.	110	1,744
Connecticut Water Service, Inc.	74	1,555
York Water Co.	100	1,420
Consolidated Water Company Ltd.	120	1,366
Cadiz, Inc.*	103	1,243
Artesian Resources Corp. — Class A	46	849
American DG Energy, Inc.*	150	467

Total Utilities		246,936

TELECOMMUNICATION SERVICES - 0.8%
Syniverse Holdings, Inc.*	574	11,738
AboveNet, Inc.*	181	8,540
Cincinnati Bell, Inc.*	1,644	4,948

108	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 RUSSELL 2000® 1.5x STRATEGY FUND

		MARKET
	SHARES	VALUE

NTELOS Holdings Corp.	240	$4,128
PAETEC Holding Corp.*	1,030	3,512
Consolidated Communications Holdings, Inc.	201	3,419
Shenandoah Telecommunications Co.	188	3,335
Atlantic Tele-Network, Inc.	79	3,263
Premiere Global Services, Inc.*	490	3,107
Alaska Communications Systems Group, Inc.	362	3,073
Neutral Tandem, Inc.*	270	3,038
General Communication, Inc. — Class A*	390	2,960
Cbeyond, Inc.*	227	2,837
Iridium Communications, Inc.*	280	2,811
Cogent Communications Group, Inc.*	370	2,805
Global Crossing Ltd.*	252	2,664
USA Mobility, Inc.	180	2,326
Vonage Holdings Corp.*	860	1,978
FiberTower Corp.*	374	1,765
IDT Corp. — Class B*	120	1,530
ICO Global Communications Holdings Ltd.*	774	1,246
Globalstar, Inc.*	570	878

Total Telecommunication Services		75,901

Total Common Stocks (Cost $6,791,911)		7,666,686

WARRANT(a) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	52	3

Total Consumer Discretionary		3

TOTAL WARRANT (Cost $—)		3

RIGHTS(a) - 0.0%
Zion Oil & Gas, Inc., Expires 07/15/10	85	2

Total Rights
(Cost $110)		2

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 19.1%
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	$392,860	$392,860
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	392,860	392,860
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	392,860	392,860
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	392,860	392,860
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	355,393	355,393

Total Repurchase Agreements (Cost $1,926,833)		1,926,833

Total Investments - 95.2% (Cost $8,718,854)		$9,593,524

Cash & Other Assets, Less Liabilities – 4.8%		480,750

Total Net Assets – 100.0%		$10,074,274

		Unrealized
	CONTRACTS	Loss

FUTURES CONTRACTS PURCHASED(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,610,530)	43	$(245,987)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC July 2010 Russell 2000 Index Swap, Terminating 07/30/10††
(Notional Market Value $2,392,736)	3,926	$(25,249)
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/30/10††
(Notional Market Value $754,891)	1,239	(44,621)
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10††
(Notional Market Value $1,685,288)	2,765	(88,435)

(Total Notional Market Value $4,832,915)		$(158,305)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	109

 RUSSELL 2000® 1.5x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$7,666,691
Repurchase agreements, at value	1,926,833

Total investments	9,593,524
Segregated cash with broker	1,150,513
Cash	58
Securities sold	960,661
Fund shares sold	234,951
Dividends	9,670

Total assets	11,949,377

Liabilities:
Unrealized depreciation on swap agreements	158,305
Variation margin	36,875
Fund shares redeemed	1,648,801
Management fees	9,374
Custodian fees	344
Transfer agent/maintenance fees	2,604
Distribution and service fees	2,604
Portfolio accounting fees	1,041
Licensing fees	1,488
Other	13,667

Total liabilities	1,875,103

Net assets	$10,074,274

Net assets consist of:
Paid in capital	21,434,031
Accumulated net investment loss	(80,783)
Accumulated net realized loss on sale of investments	(11,749,352)
Net unrealized appreciation in value of investments	470,378

Net assets	10,074,274

Capital shares outstanding	479,043
Net asset value per share	$21.03

Investments, at cost	$6,792,021
Repurchase agreements, at cost	1,926,833

Total cost	$8,718,854
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $9)	$51,428
Interest	4,573

Total investment income	56,001

Expenses:
Management fees	70,881
Transfer agent and administrative fees	19,689
Distribution and service fees	19,689
Portfolio accounting fees	7,876
Trustees’ fees*	1,065
Audit and outside service fees	7,409
Miscellaneous	7,451

Total expenses	134,060

Net investment loss	(78,059)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(422,398)
Equity index swaps	(542,900)
Futures contracts	(161,817)

Net realized loss	(1,127,115)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(419,703)
Equity index swaps	(280,897)
Futures contracts	(267,603)

Net unrealized depreciation	(968,203)

Net loss	(2,095,318)

Net decrease in net assets resulting from operations	$(2,173,377)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

110	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 RUSSELL 2000® 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(78,059)	$(97,982)
Net realized gain (loss) during the period on investments	(1,127,115)	717,711
Net unrealized appreciation (depreciation) during the period on investments	(968,203)	1,048,557

Net increase (decrease) in net assets resulting from operations	(2,173,377)	1,668,286

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	100,191,472	221,255,826
Cost of shares redeemed	(98,530,916)	(226,315,344)

Net increase (decrease) from capital share transactions	1,660,556	(5,059,518)

Net decrease in net assets	(512,821)	(3,391,232)
Net assets:
Beginning of period	10,587,095	13,978,327

End of period	$10,074,274	$10,587,095

Accumulated net investment loss at end of period	$(80,783)	$(2,724)

Capital share activity:
Shares sold	4,083,113	12,705,572
Shares redeemed	(4,083,468)	(13,069,897)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	111

 RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31,	December 31,
	2010[a]	2009		2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$22.08	$16.57		$34.20	$41.14	$34.14	$33.65

Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.14)		.01	.49	.19	.01
Net gain (loss) on securities (realized and unrealized)	(.93)	5.65		(17.58)	(3.26)	6.93	1.31

Total from investment operations	(1.05)	5.51		(17.57)	(2.77)	7.12	1.32

Less distributions:
Dividends from net investment income	—	—		(.06)	(.96)	(.12)	(.83)
Distributions from realized gains	—	—		—	(3.21)	—	—

Total distributions	—	—		(.06)	(4.17)	(.12)	(.83)

Net asset value, end of period	$21.03	$22.08		$16.57	$34.20	$41.14	$34.14

Total Return[c]	(4.80% )	33.31%		(51.36% )	(6.74% )	20.85%	3.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,074	$10,587		$13,978	$21,879	$73,112	$38,589

Ratios to average net assets:
Net investment income (loss)	(0.99% )	(0.83%	)	0.05%	1.16%	0.49%	0.04%
Total expenses	1.70%	1.74%		1.68%	1.66%	1.64%	1.63%

Portfolio turnover rate	67%	376%		490%	354%	380%	404%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
112	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

9

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	113

1

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE RUSSELL 2000® STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 22.2%
Farmer Mac*
0.11% due 07/01/10	$2,000,000	$2,000,000
Federal Home Loan Bank*
0.05% due 07/06/10	2,000,000	1,999,986

Total Federal Agency Discount Notes
(Cost $3,999,986)		3,999,986

REPURCHASE AGREEMENTS(b)† - 57.4%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	2,114,682	2,114,682
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	2,114,682	2,114,682
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	2,114,682	2,114,682
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	2,114,682	2,114,682
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,913,004	1,913,004

Total Repurchase Agreements (Cost $10,371,732)		10,371,732

Total Investments - 79.6% (Cost $14,371,718)		$14,371,718

Cash & Other Assets, Less Liabilities – 20.4%		3,692,655

Total Net Assets – 100.0%		$18,064,373

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $1,821,300)	30	$28,134

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10††
(Notional Market Value $6,868,609)	11,269	$194,552
Credit Suisse Capital LLC July 2010 Russell 2000 Index Swap, Terminating 07/30/10††
(Notional Market Value $8,941,341)	14,670	94,351
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/30/10††
(Notional Market Value $471,807)	774	27,749

(Total Notional Market Value $16,281,757)		$316,652

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
114	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

 INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$3,999,986
Repurchase agreements, at value	10,371,732

Total investments	14,371,718
Segregated cash with broker	2,526,420
Unrealized appreciation on swap agreements	316,652
Variation margin	7,095
Fund shares sold	1,920,881

Total assets	19,142,766

Liabilities:
Fund shares redeemed	1,050,270
Management fees	9,935
Custodian fees	364
Transfer agent/maintenance fees	2,760
Distribution and service fees	2,760
Portfolio accounting fees	1,104
Licensing fees	675
Other	10,525

Total liabilities	1,078,393

Net assets	$18,064,373

Net assets consist of:
Paid in capital	30,151,603
Accumulated net investment loss	(74,933)
Accumulated net realized loss on sale of investments	(12,357,083)
Net unrealized appreciation in value of investments	344,786

Net assets	18,064,373

Capital shares outstanding	645,859
Net asset value per share	$27.97

Investments, at cost	$3,999,986
Repurchase agreements, at cost	10,371,732

Total cost	$14,371,718
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$5,875

Total investment income	5,875

Expenses:
Management fees	42,773
Transfer agent and administrative fees	11,881
Distribution and service fees	11,881
Portfolio accounting fees	4,752
Trustees’ fees*	552
Audit and outside service fees	4,748
Miscellaneous	4,221

Total expenses	80,808

Net investment loss	(74,933)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	10,437
Futures contracts	(641,067)

Net realized loss	(630,630)

Net unrealized appreciation (depreciation) during the period on:
Equity index swaps	442,540
Futures contracts	68,931

Net unrealized appreciation	511,471

Net loss	(119,159)

Net decrease in net assets resulting from operations	$(194,092)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	115

3

 INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(74,933)	$(157,459)
Net realized loss during the period on investments	(630,630)	(5,913,731)
Net unrealized appreciation during the period on investments	511,471	100,832

Net decrease in net assets resulting from operations	(194,092)	(5,970,358)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	110,100,805	263,134,201
Cost of shares redeemed	(103,275,686)	(253,508,341)

Net increase from capital share transactions	6,825,119	9,625,860

Net increase in net assets	6,631,027	3,655,502
Net assets:
Beginning of period	11,433,346	7,777,844

End of period	$18,064,373	$11,433,346

Accumulated net investment loss at end of period	$(74,933)	$—

Capital share activity:
Shares sold	4,109,375	7,526,813
Shares redeemed	(3,862,266)	(7,310,215)
116	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

 INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$28.67	$42.70	$34.66	$34.61	$40.60	$42.83

Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.56)	.08	1.10	1.30	.65
Net gain (loss) on securities (realized and unrealized)	(.49)	(13.47)	8.54	.76	(6.16)	(1.98)

Total from investment operations	(.70)	(14.03)	8.62	1.86	(4.86)	(1.33)

Less distributions:
Dividends from net investment income	—	—	(.58)	(1.81)	(1.13)	(.90)

Total distributions	—	—	(.58)	(1.81)	(1.13)	(.90)

Net asset value, end of period	$27.97	$28.67	$42.70	$34.66	$34.61	$40.60

Total Return[c]	(2.44% )	(32.86% )	24.69%	5.37%	(11.95% )	(3.07% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,064	$11,433	$7,778	$11,535	$12,237	$11,850

Ratios to average net assets:
Net investment income (loss)	(1.58% )	(1.60% )	0.22%	3.19%	3.48%	1.49%
Total expenses	1.70%	1.73%	1.69%	1.67%	1.64%	1.63%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	117

5

FUND PROFILE (Unaudited)
June 30, 2010

DOW 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

International Business Machines Corp.	4.2%
3M Co.	2.7%
Chevron Corp.	2.3%
McDonald’s Corp.	2.2%
United Technologies Corp.	2.2%
Boeing Co.	2.1%
Caterpillar, Inc.	2.1%
Procter & Gamble Co.	2.0%
Johnson & Johnson	2.0%
Exxon Mobil Corp.	2.0%

Top Ten Total	23.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
118	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

6

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 DOW 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 44.2%

INDUSTRIALS - 9.6%
3M Co.	2,940	$232,230
United Technologies Corp.	2,942	190,965
Boeing Co.	2,940	184,485
Caterpillar, Inc.	2,940	176,606
General Electric Co.	2,940	42,395

Total Industrials		826,681

INFORMATION TECHNOLOGY - 7.8%
International Business Machines Corp.	2,940	363,031
Hewlett-Packard Co.	2,940	127,243
Microsoft Corp.	2,940	67,650
Cisco Systems, Inc.*	2,940	62,651
Intel Corp.	2,939	57,164

Total Information Technology		677,739

CONSUMER STAPLES - 6.3%
Procter & Gamble Co.	2,938	176,221
Coca-Cola Co.	2,940	147,353
Wal-Mart Stores, Inc.	2,940	141,326
Kraft Foods, Inc. — Class A	2,940	82,320

Total Consumer Staples		547,220

FINANCIALS - 4.9%
Travelers Companies, Inc.	2,940	144,795
American Express Co.	2,940	116,718
JPMorgan Chase & Co.	2,939	107,597
Bank of America Corp.	4,000	57,480

Total Financials		426,590

CONSUMER DISCRETIONARY - 4.3%
McDonald’s Corp.	2,942	193,789
Walt Disney Co.	2,940	92,610
Home Depot, Inc.	2,940	82,526

Total Consumer Discretionary		368,925

ENERGY - 4.3%
Chevron Corp.	2,940	199,508
Exxon Mobil Corp.	2,940	167,786

Total Energy		367,294

HEALTH CARE - 3.7%
Johnson & Johnson	2,939	173,577
Merck & Company, Inc.	2,940	102,812
Pfizer, Inc.	2,940	41,925

Total Health Care		318,314

TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications, Inc.	2,936	82,267
AT&T, Inc.	2,940	71,118

Total Telecommunication Services		153,385

MATERIALS - 1.5%
E.I. du Pont de Nemours & Co.	2,940	101,695
Alcoa, Inc.	2,940	29,576

Total Materials		131,271

Total Common Stocks (Cost $2,871,460)		3,817,419

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 37.9%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$668,907	$668,907
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	668,907	668,907
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	668,907	668,907
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	668,907	668,907
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	605,114	605,114

Total Repurchase Agreements (Cost $3,280,742)		3,280,742

Total Investments - 82.1% (Cost $6,152,202)		$7,098,161

Cash & Other Assets, Less Liabilities – 17.9%		1,550,515

Total Net Assets – 100.0%		$8,648,676

		Unrealized
	CONTRACTS	LOSS

FUTURES CONTRACTS PURCHASED(a)
September 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $3,154,125)	65	$(60,910)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Morgan Stanley Capital Services, Inc. July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/30/10††
(Notional Market Value $474,766)	49	$(25,124)
Goldman Sachs International July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/26/10††
(Notional Market Value $1,503,054)	154	(50,440)
Credit Suisse Capital LLC July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/30/10††
(Notional Market Value $8,361,492)	855	(81,140)

(Total Notional Market Value $10,339,312)		$(156,704)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	119

7

 DOW 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

ASSETS:
Investments, at value	$3,817,419
Repurchase agreements, at value	3,280,742

Total investments	7,098,161
Segregated cash with broker	2,322,696
Fund shares sold	154
Dividends	4,322

Total assets	9,425,333

LIABILITIES:
Unrealized depreciation on swap agreements	156,704
Swap settlement	4,925
Variation margin	37,219
Fund shares redeemed	553,741
Management fees	6,240
Custodian fees	229
Transfer agent/maintenance fees	1,733
Distribution and service fees	1,733
Portfolio accounting fees	693
Licensing fees	2,932
Other	10,508

Total liabilities	776,657

NET ASSETS	$8,648,676

NET ASSETS CONSIST OF:
Paid in capital	37,024,374
Undistributed net investment income	86,041
Accumulated net realized loss on sale of investments	(29,190,084)
Net unrealized appreciation in value of investments	728,345

Net assets	8,648,676

Capital shares outstanding	148,450
Net asset value per share	$58.26

Investments, at cost	$2,871,460
Repurchase agreements, at cost	3,280,742

Total cost	$6,152,202
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

INVESTMENT INCOME:
Dividends	$119,605
Interest	2,372

Total investment income	121,977

EXPENSES:
Management fees	58,152
Transfer agent and administrative fees	16,153
Distribution and service fees	16,153
Portfolio accounting fees	6,461
Trustees’ fees*	988
Audit and outside service fees	8,784
Miscellaneous	3,369

Total expenses	110,060

Net investment income	11,917

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
Investment securities	768,776
Equity index swaps	107,411
Futures contracts	(32,614)

Net realized gain	843,573

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(985,347)
Equity index swaps	(301,443)
Futures contracts	(117,971)

Net unrealized depreciation	(1,404,761)

Net loss	(561,188)

Net decrease in net assets resulting from operations	$(549,271)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

120	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

8

 DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,917	$74,125
Net realized gain (loss) during the period on investments	843,573	(4,695,907)
Net unrealized appreciation (depreciation) during the period on investments	(1,404,761)	2,859,385

Net decrease in net assets resulting from operations	(549,271)	(1,762,397)

DISTRIBUTIONS TO SHAREHOLDERS	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	45,743,515	117,150,942
Cost of shares redeemed	(56,404,879)	(131,877,098)

Net decrease from capital share transactions	(10,661,364)	(14,726,156)

Net decrease in net assets	(11,210,635)	(16,488,553)
NET ASSETS:
Beginning of period	19,859,311	36,347,864

End of period	$8,648,676	$19,859,311

Undistributed net investment income at end of period	$86,041	$74,124

CAPITAL SHARE ACTIVITY:
Shares sold	683,494	2,497,178 †
Shares redeemed	(835,769)	(2,949,955)†

†	Per share amounts for the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	121

9

 DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009[d]	2008[d]	2007[d]	2006[d]	2005[d]
Per Share Data
Net asset value, beginning of period	$66.04	$48.25	$128.50	$134.45	$115.50	$129.45

Income (loss) from investment operations:
Net investment income[b]	.06	.22	.75	1.80	2.00	1.20
Net gain (loss) on securities (realized and unrealized)	(7.84)	17.57	(80.11)	9.65	32.90	(6.25)

Total from investment operations	(7.78)	17.79	(79.36)	11.45	34.90	(5.05)

Less distributions:
Dividends from net investment income	—	—	(.90)	(1.50)	(.75)	(.85)
Distributions from realized gains	—	—	—	(15.90)	(15.20)	(8.05)

Total distributions	—	—	(.90)	(17.40)	(15.95)	(8.90)

Net asset value, end of period	$58.26	$66.04	$ 48.25	$128.50	$134.45	$115.50

Total Return[c]	(11.78% )	36.90%	(61.71% )	8.15%	30.54%	(3.81% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,649	$19,859	$36,348	$44,825	$45,365	$12,920

Ratios to average net assets:
Net investment income	0.18%	0.48%	0.90%	1.22%	1.52%	1.03%
Total expenses	1.70%	1.75%	1.68%	1.63%	1.65%	1.67%

Portfolio turnover rate	71%	80%	78%	105%	224%	666%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period:

December 31, 2004 – April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.
122	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

10

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	123

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE DOW 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 63.6%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$2,131,123	$2,131,123
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	2,131,123	2,131,123
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	2,131,123	2,131,123
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	2,131,123	2,131,123
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,927,879	1,927,879

Total Repurchase Agreements (Cost $10,452,371)		10,452,371

Total Investments - 63.6% (Cost $10,452,371)		$10,452,371

Cash & Other Assets, Less Liabilities – 36.4%		$5,979,802

Total Net Assets – 100.0%		$16,432,173

		Unrealized
	CONTRACTS	GAIN

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 Dow Jones Industrial
Average Index Mini Futures Contracts
(Aggregate Market Value of Contracts $3,784,950)	78	$152,759

		UNREALIZED
	UNITS	GAIN

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/26/10†† (Notional Market Value $16,309,687)	1,669	$606,022
Credit Suisse Capital LLC July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/30/10†† (Notional Market Value $12,317,633)	1,260	109,921
Morgan Stanley Capital Services, Inc.
July 2010 Dow Jones Industrial
Average Index Swap, Terminating 07/30/10†† (Notional Market Value $474,766)	49	25,052

(Total Notional Market Value $29,102,086)		$740,995

†	Repurchase Agreements — See Note 6.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
124	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE DOW 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Repurchase agreements, at value	$10,452,371

Total investments	10,452,371
Segregated cash with broker	4,553,657
Unrealized appreciation on swap agreements	740,995
Variation margin	26,732
Fund shares sold	880,018

Total assets	16,653,773

Liabilities:
Fund shares redeemed	176,686
Management fees	12,512
Custodian fees	459
Transfer agent/maintenance fees	3,475
Distribution and service fees	3,475
Portfolio accounting fees	1,390
Licensing fees	3,091
Other	20,512

Total liabilities	221,600

Net assets	$16,432,173

Net assets consist of:
Paid in capital	32,127,666
Accumulated net investment loss	(126,722)
Accumulated net realized loss on sale of investments	(16,462,525)
Net unrealized appreciation in value of investments	893,754

Net assets	16,432,173

Capital shares outstanding	797,017
Net asset value per share	$20.62

Repurchase agreements, at cost	$10,452,371

Total cost	$10,452,371
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$10,077

Total investment income	10,077

Expenses:
Management fees	72,456
Transfer agent and administrative fees	20,127
Distribution and service fees	20,127
Portfolio accounting fees	8,050
Trustees’ fees*	979
Audit and outside service fees	8,220
Miscellaneous	6,840

Total expenses	136,799

Net investment loss	(126,722)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	250,729
Futures contracts	(150,753)

Net realized gain	99,976

Net unrealized appreciation (depreciation) during the period on:
Equity index swaps	651,030
Futures contracts	123,734

Net unrealized appreciation	774,764

Net realized and unrealized gain	874,740

Net increase in net assets resulting from operations	$748,018

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	125

 INVERSE DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (decrease) In Net Assets From Operations:
Net investment loss	$(126,722)	$(369,493)
Net realized gain (loss) during the period on investments	99,976	(16,221,092)
Net unrealized appreciation during the period on investments	774,764	377,962

Net increase (decrease) in net assets resulting from operations	748,018	(16,212,623)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	111,454,253	551,385,484
Cost of shares redeemed	(113,791,106)	(528,855,256)

Net increase (decrease) from capital share transactions	(2,336,853)	22,530,228

Net increase (decrease) in net assets	(1,588,835)	6,317,605
Net assets:
Beginning of period	18,021,008	11,703,403

End of period	$16,432,173	$18,021,008

Accumulated net investment loss at end of period	$(126,722)	$—

Capital share activity:
Shares sold	5,899,926	18,095,669
Shares redeemed	(6,017,320)	(17,509,886)
126	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]		2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$19.71		$35.61	$28.79	$33.34	$43.20	$43.22

Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)		(.47)	(.01)	1.02	1.35	.74
Net gain (loss) on securities (realized and unrealized)	1.05		(15.43)	18.12	(4.06)	(10.75)	(.06)

Total from investment operations	.91		(15.90)	18.11	(3.04)	(9.40)	.68

Less distributions:
Dividends from net investment income	—		—	(.18)	(1.51)	(.46)	(.70)
Distributions from realized gains	—		—	(11.11)	—	—	—

Total distributions	—		—	(11.29)	(1.51)	(.46)	(.70)

Net asset value, end of period	$20.62		$19.71	$35.61	$28.79	$33.34	$43.20

Total Return[c]	4.62%		(44.65% )	60.84%	(8.99% )	(21.77% )	1.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,432		$18,021	$11,703	$11,885	$17,053	$7,257

Ratios to average net assets:
Net investment income (loss)	(1.57%	)	(1.61% )	(0.03% )	3.36%	3.61%	1.67%
Total expenses	1.70%		1.74%	1.69%	1.66%	1.64%	1.65%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	127

FUND PROFILE (Unaudited)
June 30, 2010

S&P 500 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Salesforce.com, Inc.	2.3%
Akamai Technologies, Inc.	2.2%
Red Hat, Inc.	2.1%
Cognizant Technology
Solutions Corp. — Class A	2.0%
Apple, Inc.	1.8%
NetApp, Inc.	1.8%
Intuitive Surgical, Inc.	1.8%
Amazon.com, Inc.	1.6%
Wynn Resorts Ltd.	1.6%
Whole Foods Market, Inc.	1.6%

Top Ten Total	18.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
128	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.9%

INFORMATION TECHNOLOGY - 28.0%
Salesforce.com, Inc.*	4,615	$396,059
Akamai Technologies, Inc.*	9,425	382,372
Red Hat, Inc.*	12,576	363,949
Cognizant Technology Solutions Corp. — Class A*	7,144	357,629
Apple, Inc.*	1,265	318,186
NetApp, Inc.*	8,454	315,419
eBay, Inc.*	10,778	211,357
Western Digital Corp.*	6,847	206,506
Google, Inc. — Class A*	463	206,012
Broadcom Corp. — Class A	6,093	200,886
Visa, Inc. — Class A	2,568	181,686
Amphenol Corp. — Class A	4,552	178,803
EMC Corp.*	9,757	178,553
QLogic Corp.*	8,721	144,943
Juniper Networks, Inc.*	5,728	130,713
Teradata Corp.*	4,202	128,077
FLIR Systems, Inc.*	3,980	115,778
Citrix Systems, Inc.*	2,736	115,541
Oracle Corp.	4,894	105,025
Corning, Inc.	6,040	97,546
Altera Corp.	3,620	89,812
McAfee, Inc.*	2,606	80,056
BMC Software, Inc.*	2,294	79,441
Autodesk, Inc.*	3,079	75,005
Adobe Systems, Inc.*	2,829	74,771
Microsoft Corp.	3,097	71,262
International Business Machines Corp.	530	65,444
NVIDIA Corp.*	4,482	45,761

Total Information Technology		4,916,592

CONSUMER DISCRETIONARY - 21.0%
Amazon.com, Inc.*	2,613	285,496
Wynn Resorts Ltd.	3,592	273,962
Priceline.com, Inc.*	1,514	267,282
Viacom, Inc. — Class B	7,739	242,772
Coach, Inc.	6,216	227,195
Starbucks Corp.	8,347	202,832
Nordstrom, Inc.	5,811	187,056
Urban Outfitters, Inc.*	5,226	179,722
DIRECTV — Class A*	5,102	173,060
Best Buy Company, Inc.	5,087	172,246
Tiffany & Co.	3,776	143,148
CarMax, Inc.*	6,800	135,320
Ross Stores, Inc.	2,530	134,824
O’Reilly Automotive, Inc.*	2,600	123,656
Bed Bath & Beyond, Inc.*	3,040	112,723
AutoZone, Inc.*	559	108,010
Polo Ralph Lauren Corp. — Class A	1,406	102,582

		MARKET
	SHARES	VALUE

Expedia, Inc.	5,366	$100,773
Abercrombie & Fitch Co. — Class A	3,280	100,663
Hasbro, Inc.	2,360	96,996
TJX Companies, Inc.	2,126	89,186
Starwood Hotels & Resorts Worldwide, Inc.	2,096	86,837
Wyndham Worldwide Corp.	3,691	74,337
Kohl’s Corp.*	1,490	70,775

Total Consumer Discretionary		3,691,453

ENERGY - 15.0%
Denbury Resources, Inc.*	15,496	226,861
Cameron International Corp.*	6,899	224,355
Rowan Companies, Inc.*	8,861	194,410
National Oilwell Varco, Inc.	5,474	181,025
FMC Technologies, Inc.*	3,258	171,566
Southwestern Energy Co.*	4,181	161,554
Massey Energy Co.	5,340	146,049
Baker Hughes, Inc.	3,389	140,881
Range Resources Corp.	3,437	137,996
Pioneer Natural Resources Co.	2,320	137,924
Schlumberger Ltd.	2,397	132,650
EOG Resources, Inc.	1,337	131,521
Diamond Offshore Drilling, Inc.	2,050	127,490
Peabody Energy Corp.	3,161	123,690
Anadarko Petroleum Corp.	3,420	123,428
Occidental Petroleum Corp.	1,396	107,701
Helmerich & Payne, Inc.	2,640	96,413
Noble Energy, Inc.	1,286	77,584

Total Energy		2,643,098

HEALTH CARE - 13.9%
Intuitive Surgical, Inc.*	997	314,673
CIGNA Corp.	7,024	218,165
Mylan, Inc.*	11,950	203,628
Cerner Corp.*	1,970	149,503
Biogen Idec, Inc.*	2,892	137,225
Watson Pharmaceuticals, Inc.*	3,160	128,201
DaVita, Inc.*	1,992	124,381
Express Scripts, Inc. — Class A*	2,590	121,782
Allergan, Inc.	2,070	120,598
Life Technologies Corp.*	2,430	114,818
Waters Corp.*	1,621	104,879
Millipore Corp.*	960	102,384
Celgene Corp.*	2,009	102,097
Gilead Sciences, Inc.*	2,923	100,201
Hospira, Inc.*	1,536	88,243
Medco Health Solutions, Inc.*	1,540	84,823
St. Jude Medical, Inc.*	2,091	75,464
Laboratory Corporation of America Holdings*	999	75,275
Zimmer Holdings, Inc.*	1,263	68,265

Total Health Care		2,434,605

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	129

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P 500 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

FINANCIALS - 7.4% Ventas, Inc.	5,140	$241,323
ProLogis	21,076	213,500
IntercontinentalExchange, Inc.*	1,875	211,931
CB Richard Ellis Group, Inc. — Class A*	11,435	155,630
Invesco Ltd.	6,960	117,137
CME Group, Inc. — Class A	350	98,543
Hudson City Bancorp, Inc.	7,810	95,594
American Express Co.	2,331	92,541
Janus Capital Group, Inc.	8,827	78,384

Total Financials		1,304,583

INDUSTRIALS - 6.5%
Precision Castparts Corp.	1,790	184,227
Flowserve Corp.	2,151	182,405
First Solar, Inc.*	934	106,317
Caterpillar, Inc.	1,752	105,243
Goodrich Corp.	1,571	104,079
Stericycle, Inc.*	1,437	94,239
Honeywell International, Inc.	2,236	87,271
ITT Corp.	1,709	76,768
Danaher Corp.	1,844	68,449
WW Grainger, Inc.	676	67,228
United Technologies Corp.	1,000	64,910

Total Industrials		1,141,136

MATERIALS - 5.1%
Cliffs Natural Resources, Inc.	4,894	230,801
CF Industries Holdings, Inc.	2,821	178,992
Freeport-McMoRan Copper & Gold, Inc. — Class B	2,543	150,368
MeadWestvaco Corp.	5,043	111,955
Newmont Mining Co.	1,545	95,388
FMC Corp.	1,206	69,260
Praxair, Inc.	816	62,008

Total Materials		898,772

CONSUMER STAPLES - 2.0%
Whole Foods Market, Inc.*	7,530	271,231
Avon Products, Inc.	2,787	73,855

Total Consumer Staples		345,086

Total Common Stocks (Cost $14,344,768)		17,375,325

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b)† - 0.4%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$70,365	$70,365

Total Repurchase Agreement (Cost $70,365)		70,365

Total Investment - 99.3% (Cost $14,415,133)		$17,445,690

Cash & Other Assets, Less Liabilities – 0.7%		114,972

Total Net Assets – 100.0%		$17,560,662

*	Non-income producing security

†	Repurchase Agreement — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
130	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 PURE GROWTH FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$17,375,325
Repurchase agreement, at value	70,365

Total investments	17,445,690
Securities sold	363,700
Fund shares sold	2,245
Dividends	6,227

Total assets	17,817,862

Liabilities:
Fund shares redeemed	218,732
Management fees	11,149
Custodian fees	520
Transfer agent/maintenance fees	3,716
Distribution and service fees	3,716
Portfolio accounting fees	1,487
Other	17,880

Total liabilities	257,200

Net assets	$17,560,662

Net assets consist of:
Paid in capital	22,051,159
Accumulated net investment loss	(114,340)
Accumulated net realized loss on sale of investments	(7,406,714)
Net unrealized appreciation in value of investments	3,030,557

Net assets	17,560,662

Capital shares outstanding	777,577
Net asset value per share	$22.58

Investments, at cost	$14,344,768
Repurchase agreement, at cost	70,365

Total cost	$14,415,133
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$93,459
Interest	120

Total investment income	93,579

Expenses:
Management fees	102,583
Transfer agent and administrative fees	34,194
Distribution and service fees	34,194
Portfolio accounting fees	13,678
Trustees’ fees*	1,975
Audit and outside service fees	15,988
Miscellaneous	5,307

Total expenses	207,919

Net investment loss	(114,340)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	1,133,138

Net realized gain	1,133,138

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(2,586,117)

Net unrealized depreciation	(2,586,117)

Net loss	(1,452,979)

Net decrease in net assets resulting from operations	$(1,567,319)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	131

 S&P 500 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(114,340)	$(109,065)
Net realized gain during the period on investments	1,133,138	3,936,220
Net unrealized appreciation (depreciation) during the period on investments	(2,586,117)	4,451,465

Net increase (decrease) in net assets resulting from operations	(1,567,319)	8,278,620

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares
Proceeds from sale of shares	38,701,107	111,506,565
Cost of shares redeemed	(54,053,775)	(98,511,301)

Net increase (decrease) from capital share transactions	(15,352,668)	12,995,264

Net increase (decrease) in net assets	(16,919,987)	21,273,884
Net assets:
Beginning of period	34,480,649	13,206,765

End of period	$17,560,662	$34,480,649

Accumulated net investment loss at end of period	$(114,340)	$—

Capital share activity:
Shares sold	1,560,132	5,918,829
Shares redeemed	(2,204,431)	(5,298,909)
132	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31,	December 31,
	2010[a]	2009		2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$24.25	$16.47		$27.36	$26.68	$25.69	$25.75

Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.10)		(.09)	(.16)	(.17)	(.01)
Net gain (loss) on securities (realized and unrealized)	(1.57)	7.88		(10.80)	1.46	1.56	.47

Total from investment operations	(1.67)	7.78		(10.89)	1.30	1.39	.46

Less distributions:
Dividends from net investment income	—	—		—	—	—	(.02)
Distributions from realized gains	—	—		—	(.62)	(.40)	(.50)

Total distributions	—	—		—	(.62)	(.40)	(.52)

Net asset value, end of period	$22.58	$24.25		$16.47	$27.36	$26.68	$25.69

Total Return[c]	(6.89% )	47.24%		(39.80% )	4.87%	5.40%	1.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,561	$34,481		$13,207	$36,275	$23,568	$22,538

Ratios to average net assets:
Net investment loss	(0.84% )	(0.53%	)	(0.40% )	(0.57% )	(0.66% )	(0.03% )
Total expenses	1.52%	1.55%		1.51%	1.48%	1.49%	1.52%

Portfolio turnover rate	122%	497%		360%	521%	612%	1,111%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	133

FUND PROFILE (Unaudited)
June 30, 2010

S&P 500 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Sunoco, Inc.	2.9%
Valero Energy Corp.	2.8%
Tesoro Corp.	2.8%
Huntington Bancshares, Inc.	2.6%
Zions Bancorp	2.3%
Tyson Foods, Inc. — Class A	2.2%
Integrys Energy Group, Inc.	2.1%
Cardinal Health, Inc.	2.0%
AmerisourceBergen Corp. — Class A	1.9%
SunTrust Banks, Inc.	1.9%

Top Ten Total	23.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
134	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.0%

FINANCIALS -27.5%
Huntington Bancshares, Inc.	88,561	$490,628
Zions Bancorp	19,843	428,014
SunTrust Banks, Inc.	15,257	355,488
Genworth Financial, Inc. — Class A*	26,169	342,029
Assurant, Inc.	7,905	274,304
Bank of America Corp.	17,743	254,967
Citigroup, Inc.*	64,911	244,065
Lincoln National Corp.	9,001	218,634
Capital One Financial Corp.	5,320	214,396
American International Group, Inc.*	6,110	210,428
KeyCorp	26,547	204,146
Unum Group	8,600	186,620
MetLife, Inc.	4,920	185,779
Comerica, Inc.	4,623	170,265
Host Hotels & Resorts, Inc.	10,690	144,101
E*Trade Financial Corp.*	11,425	135,044
NASDAQ OMX Group, Inc.*	7,470	132,817
Cincinnati Financial Corp.	4,854	125,573
Marshall & Ilsley Corp.	17,317	124,336
Morgan Stanley	5,103	118,441
Kimco Realty Corp.	7,936	106,660
BB&T Corp.	3,875	101,951
Regions Financial Corp.	14,485	95,311
Allstate Corp.	2,939	84,437
Travelers Companies, Inc.	1,550	76,338
Discover Financial Services	5,265	73,605

Total Financials		5,098,377

UTILITIES - 15.6%
Integrys Energy Group, Inc.	9,001	393,704
Pepco Holdings, Inc.	18,297	286,897
NiSource, Inc.	16,525	239,612
Oneok, Inc.	5,199	224,857
Ameren Corp.	7,654	181,935
CMS Energy Corp.	10,600	155,290
DTE Energy Co.	3,152	143,763
CenterPoint Energy, Inc.	9,660	127,126
Northeast Utilities	4,806	122,457
Edison International	3,504	111,147
Nicor, Inc.	2,700	109,350
Pinnacle West Capital Corp.	2,820	102,535
American Electric Power Company, Inc.	3,012	97,288
Consolidated Edison, Inc.	2,236	96,371
SCANA Corp.	2,563	91,653
Xcel Energy, Inc.	4,347	89,592
Constellation Energy Group, Inc.	2,630	84,817
Progress Energy, Inc.	2,007	78,714
Duke Energy Corp.	4,817	77,072
Allegheny Energy, Inc.	3,660	75,689

Total Utilities		2,889,869

		MARKET
	SHARES	VALUE

ENERGY - 13.7%
Sunoco, Inc.	15,204	$528,643
Valero Energy Corp.	28,700	516,026
Tesoro Corp.	43,903	512,348
Marathon Oil Corp.	8,428	262,027
Smith International, Inc.	5,739	216,073
Hess Corp.	2,761	138,989
Chesapeake Energy Corp.	5,183	108,584
ConocoPhillips	1,760	86,398
Williams Companies, Inc.	4,485	81,986
Chevron Corp.	1,190	80,753

Total Energy		2,531,827

HEALTH CARE - 11.2%
Cardinal Health, Inc.	11,035	370,886
AmerisourceBergen Corp. — Class A	11,209	355,886
Humana, Inc.*	6,805	310,784
McKesson Corp.	4,345	291,810
Coventry Health Care, Inc.*	13,784	243,701
WellPoint, Inc.*	3,007	147,133
Tenet Healthcare Corp.*	32,719	142,001
Aetna, Inc.	4,724	124,619
CareFusion Corp.*	4,134	93,842

Total Health Care		2,080,662

CONSUMER DISCRETIONARY - 8.6%
Sears Holdings Corp.*	5,260	340,059
Whirlpool Corp.	2,694	236,587
Interpublic Group of Companies, Inc.*	22,469	160,204
Goodyear Tire & Rubber Co.*	16,096	159,994
JC Penney Company, Inc.	6,983	149,995
AutoNation, Inc.*	7,435	144,983
Big Lots, Inc.*	4,177	134,040
Eastman Kodak Co.*	23,385	101,491
Comcast Corp. — Class A	5,114	88,830
Fortune Brands, Inc.	2,058	80,632

Total Consumer Discretionary		1,596,815

CONSUMER STAPLES - 8.4%
Tyson Foods, Inc. — Class A	24,486	401,326
Safeway, Inc.	14,943	293,779
Kroger Co.	13,719	270,127
Archer-Daniels-Midland Co.	7,778	200,828
Dean Foods Co.*	14,620	147,223
CVS Caremark Corp.	4,624	135,576
Costco Wholesale Corp.	1,985	108,838

Total Consumer Staples		1,557,697

INDUSTRIALS - 6.2%
Jacobs Engineering Group, Inc.*	4,889	178,155
Ryder System, Inc.	4,073	163,857
Fluor Corp.	3,559	151,257
Textron, Inc.	7,907	134,182
Southwest Airlines Co.	9,225	102,490

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	135

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P 500 PURE VALUE FUND

		MARKET
	SHARES	VALUE

Eaton Corp.	1,429	$93,514
Snap-On, Inc.	2,130	87,138
L-3 Communications Holdings, Inc.	1,215	86,071
RR Donnelley & Sons Co.	5,070	82,996
Avery Dennison Corp.	2,110	67,794

Total Industrials		1,147,454

MATERIALS - 3.1% United States Steel Co.	7,765	299,341
Alcoa, Inc.	18,394	185,044
Dow Chemical Co.	3,595	85,273

Total Materials		569,658

TELECOMMUNICATION SERVICES - 2.9%
Sprint Nextel Corp.*	73,679	312,399
MetroPCS Communications, Inc.*	17,599	144,136
CenturyLink, Inc.	2,418	80,543

Total Telecommunication Services		537,078

INFORMATION TECHNOLOGY - 1.8%
Xerox Corp.	25,280	203,251
Lexmark International, Inc. — Class A*	3,812	125,910

Total Information Technology		329,161

Total Common Stocks (Cost $15,851,600)		18,338,598

	FACE
	AMOUNT

REPURCHASE AGREEMENT(b)† - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$130,066	130,066

Total Repurchase Agreement (Cost $130,066)		130,066

Total Investments - 99.7% (Cost $15,981,666)		$18,468,664

Cash & Other Assets, Less Liabilities – 0.3%		48,245

Total Net Assets – 100.0%		$18,516,909

*	Non-income producing security

†	Repurchase Agreement — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
136	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 PURE VALUE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$18,338,598
Repurchase agreement, at value	130,066

Total investments	18,468,664
Securities sold	1,018,025
Dividends	21,250

Total assets	19,507,939

Liabilities:
Fund shares redeemed	949,619
Management fees	12,647
Custodian fees	556
Transfer agent/maintenance fees	4,216
Distribution and service fees	4,216
Portfolio accounting fees	1,686
Other	18,090

Total liabilities	991,030

Net assets	$18,516,909

Net assets consist of:
Paid in capital	25,504,743
Undistributed net investment income	185,853
Accumulated net realized loss on sale of investments	(9,660,685)
Net unrealized appreciation in value of investments	2,486,998

Net assets	18,516,909

Capital shares outstanding	274,445
Net asset value per share	$67.47

Investments, at cost	$15,851,600
Repurchase agreement, at cost	130,066

Total cost	$15,981,666
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$250,631
Interest	119

Total investment income	250,750

Expenses:
Management fees	122,809
Transfer agent and administrative fees	40,936
Distribution and service fees	40,936
Portfolio accounting fees	16,374
Trustees’ fees*	2,132
Audit and outside service fees	14,933
Miscellaneous	11,295

Total expenses	249,415

Net investment income	1,335

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	917,261

Net realized gain	917,261

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(187,445)

Net unrealized depreciation	(187,445)

Net realized and unrealized gain	729,816

Net increase in net assets resulting from operations	$731,151

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	137

 S&P 500 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,335	$184,518
Net realized gain during the period on investments	917,261	2,815,545
Net unrealized appreciation (depreciation) during the period on investments	(187,445)	2,503,349

Net increase in net assets resulting from operations	731,151	5,503,412

Distributions to shareholders from:
Net investment income	—	(438,407)

Total distributions to shareholders	—	(438,407)

Capital share transactions:
Proceeds from sale of shares	77,837,109	71,165,035
Distributions reinvested	—	438,407
Cost of shares redeemed	(87,902,470)	(58,296,047)

Net increase (decrease) from capital share transactions	(10,065,361)	13,307,395

Net increase (decrease) in net assets	(9,334,210)	18,372,400
Net assets:
Beginning of period	27,851,119	9,478,719

End of period	$18,516,909	$27,851,119

Undistributed net investment income at end of period	$185,853	$184,518

Capital share activity:
Shares sold	1,061,574	1,238,658	†
Shares reinvested	—	6,632	†
Shares redeemed	(1,195,750)	(1,043,567	)†

†	Per share amounts for the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
138	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]		2009[d]	2008[d]	2007[d]	2006[d]	2005[d]
Per Share Data
Net asset value, beginning of period	$68.16		$45.81	$126.85	$158.90	$139.50	$138.40

Income (loss) from investment operations:
Net investment income[b]	—	[e]	.65	2.35	2.10	1.95	1.05
Net gain (loss) on securities (realized and unrealized)	(.69)		22.78	(65.04)	(10.15)	22.65	4.75

Total from investment operations	(.69)		23.43	(62.69)	(8.05)	24.60	5.80

Less distributions:
Dividends from net investment income	—		(1.08)	(1.15)	(2.85)	(1.25)	(.75)
Distributions from realized gains	—		—	(17.20)	(21.15)	(3.95)	(3.95)

Total distributions	—		(1.08)	(18.35)	(24.00)	(5.20)	(4.70)

Net asset value, end of period	$67.47		$68.16	$ 45.81	$126.85	$158.90	$139.50

Total Return[c]	(1.01%	)	51.22%	(48.65% )	(5.37% )	17.66%	4.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,517		$27,851	$9,479	$24,799	$83,323	$24,547

Ratios to average net assets:
Net investment income	0.01%		1.18%	2.42%	1.28%	1.29%	0.77%
Total expenses	1.52%		1.54%	1.51%	1.49%	1.50%	1.50%

Portfolio turnover rate	207%		421%	389%	307%	401%	493%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period: December 31, 2004 – April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

[e]	Less than $.01 per share.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	139

FUND PROFILE (Unaudited)
June 30, 2010

S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings

(% of Total Net Assets)

Netflix, Inc.	3.5%
Green Mountain Coffee Roasters, Inc.	2.6%
Aeropostale, Inc.	2.3%
Community Health Systems, Inc.	2.2%
Bucyrus International, Inc. — Class A	2.0%
Jones Lang LaSalle, Inc.	1.9%
Cheesecake Factory, Inc.	1.8%
NewMarket Corp.	1.7%
SL Green Realty Corp.	1.6%
Guess?, Inc.	1.6%

Top Ten Total	21.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
140	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.9%

CONSUMER DISCRETIONARY - 29.8%
Netflix, Inc.*	10,641	$1,156,145
Aeropostale, Inc.*	26,717	765,175
Cheesecake Factory, Inc.*	27,476	611,616
Guess?, Inc.	16,951	529,549
Chipotle Mexican Grill, Inc. — Class A*	3,858	527,813
LKQ Corp.*	25,062	483,195
Panera Bread Co. — Class A*	5,942	447,373
Fossil, Inc.*	12,580	436,526
Life Time Fitness, Inc.*	13,470	428,211
Bally Technologies, Inc.*	13,172	426,641
Tupperware Brands Corp.	10,595	422,211
Dress Barn, Inc.*	15,439	367,603
Under Armour, Inc. — Class A*	10,945	362,608
J Crew Group, Inc.*	9,331	343,474
Warnaco Group, Inc.*	8,587	310,334
Williams-Sonoma, Inc.	10,915	270,910
Collective Brands, Inc.*	15,690	247,902
WMS Industries, Inc.*	5,782	226,944
Sotheby’s	9,183	210,015
Dollar Tree, Inc.*	4,950	206,048
Chico’s FAS, Inc.	19,975	197,353
Gentex Corp.	10,805	194,274
Lamar Advertising Co. — Class A*	7,890	193,463
DreamWorks Animation SKG, Inc. — Class A*	6,113	174,526
ITT Educational Services, Inc.*	1,901	157,821
Strayer Education, Inc.	738	153,423

Total Consumer Discretionary		9,851,153

INFORMATION TECHNOLOGY - 21.0%
Solera Holdings, Inc.	14,040	508,248
F5 Networks, Inc.*	7,301	500,630
Equinix, Inc.*	5,951	483,340
CommScope, Inc.*	19,041	452,605
Advent Software, Inc.*	9,610	451,286
Polycom, Inc.*	13,847	412,502
Sybase, Inc.*	5,889	380,783
Cree, Inc.*	6,298	378,069
ANSYS, Inc.*	9,030	366,347
Itron, Inc.*	5,215	322,391
Factset Research Systems, Inc.	4,795	321,217
TIBCO Software, Inc.*	26,270	316,816
Informatica Corp.*	12,860	307,097
Rovi Corp.*	8,100	307,071
ValueClick, Inc.*	18,780	200,758
Gartner, Inc.*	8,384	194,928
Global Payments, Inc.	4,916	179,631
Alliance Data Systems Corp.*	2,850	169,632
MICROS Systems, Inc.*	5,320	169,548
Semtech Corp.*	9,000	147,330

		MARKET
	SHARES	VALUE

Silicon Laboratories, Inc.*	3,361	$136,322
NeuStar, Inc. — Class A*	5,976	123,225
Broadridge Financial Solutions, Inc.	6,204	118,186

Total Information Technology		6,947,962

HEALTH CARE - 12.7%
Community Health Systems, Inc.*	21,613	730,736
United Therapeutics Corp.*	9,058	442,121
Lincare Holdings, Inc.	13,499	438,852
WellCare Health Plans, Inc.*	18,394	436,674
Mednax, Inc.*	7,300	405,953
IDEXX Laboratories, Inc.*	6,405	390,064
Kinetic Concepts, Inc.*	6,241	227,859
Edwards Lifesciences Corp.*	3,890	217,918
Masimo Corp.	8,905	212,028
Mettler-Toledo International, Inc.*	1,871	208,860
Medicis Pharmaceutical Corp. — Class A	8,615	188,496
ResMed, Inc.*	2,668	162,241
Covance, Inc.*	2,725	139,847

Total Health Care		4,201,649

INDUSTRIALS - 9.8%
Bucyrus International, Inc. — Class A	14,195	673,553
Joy Global, Inc.	8,855	443,547
BE Aerospace, Inc.*	16,689	424,401
Thomas & Betts Corp.*	10,446	362,476
Gardner Denver, Inc.	5,670	252,825
Kirby Corp.*	6,220	237,915
FTI Consulting, Inc.*	4,935	215,117
Valmont Industries, Inc.	2,884	209,551
AMETEK, Inc.	4,423	177,584
Nordson Corp.	2,330	130,666
Oshkosh Corp.*	4,018	125,201

Total Industrials		3,252,836

ENERGY - 6.7%
Oceaneering International, Inc.*	10,372	465,703
Atwood Oceanics, Inc.*	17,788	453,950
Bill Barrett Corp.*	13,810	424,934
Quicksilver Resources, Inc.*	34,629	380,919
Superior Energy Services, Inc.*	19,495	363,971
Plains Exploration & Production Co.*	5,200	107,172

Total Energy		2,196,649

FINANCIALS - 6.4%
Jones Lang LaSalle, Inc.	9,409	617,607
SL Green Realty Corp.	9,745	536,365
Waddell & Reed Financial, Inc. — Class A	12,645	276,673
AmeriCredit Corp.*	14,259	259,799
MSCI, Inc. — Class A*	8,079	221,364
Affiliated Managers Group, Inc.*	3,594	218,407

Total Financials		2,130,215

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	141

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P MIDCAP 400 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

MATERIALS - 5.9%
NewMarket Corp.	6,451	$563,301
Reliance Steel & Aluminum Co.	14,246	514,993
Steel Dynamics, Inc.	32,810	432,764
Lubrizol Corp.	2,850	228,883
Greif, Inc. — Class A	3,940	218,828

Total Materials		1,958,769

CONSUMER STAPLES - 4.9%
Green Mountain Coffee Roasters, Inc.*	34,204	879,043
NBTY, Inc.*	11,270	383,292
Hansen Natural Corp.*	8,952	350,113

Total Consumer Staples		1,612,448

TELECOMMUNICATION SERVICES - 1.7%
tw telecom, Inc.*	18,309	305,394
Syniverse Holdings, Inc.*	12,330	252,149

Total Telecommunication Services		557,543

Total Common Stocks (Cost $27,741,174)		32,709,224

WARRANT(a) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	6	—

Total Consumer Discretionary		—

Total Warrant (Cost $—)		—

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b)† - 1.1%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$371,402	$371,402

Total Repurchase Agreement (Cost $371,402)		371,402

Total Investments - 100.0% (Cost $28,112,576)		$33,080,626

Liabilities, Less Cash & Other Assets – (0.0)%		(9,977)

Total Net Assets – 100.0%		$33,070,649

*	Non-income producing security.

†	Repurchase Agreements — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
142	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P MIDCAP 400 PURE GROWTH FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$32,709,224
Repurchase agreement, at value	371,402

Total investments	33,080,626
Securities sold	555,109
Dividends	10,951

Total assets	33,646,686

Liabilities:
Fund shares redeemed	515,489
Management fees	19,579
Custodian fees	862
Transfer agent/maintenance fees	6,526
Distribution and service fees	6,526
Portfolio accounting fees	2,611
Other	24,444

Total liabilities	576,037

Net assets	$33,070,649

Net assets consist of:
Paid in capital	33,998,776
Accumulated net investment loss	(220,599)
Accumulated net realized loss on sale of investments	(5,675,578)
Net unrealized appreciation in value of investments	4,968,050

Net assets	33,070,649

Capital shares outstanding	1,154,920
Net asset value per share	$28.63

Investments, at cost	$27,741,174
Repurchase agreement, at cost	371,402

Total cost	$28,112,576
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$78,887
Interest	163

Total investment income	79,050

Expenses:
Management fees	147,780
Transfer agent and administrative fees	49,260
Distribution and service fees	49,260
Portfolio accounting fees	19,704
Trustees’ fees*	2,741
Audit and outside service fees	21,490
Miscellaneous	9,414

Total expenses	299,649

Net investment loss	(220,599)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	1,186,484

Net realized gain	1,186,484

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(2,769,138)

Net unrealized depreciation	(2,769,138)

Net loss	(1,582,654)

Net decrease in net assets resulting from operations	$(1,803,253)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	143

 S&P MIDCAP 400 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(220,599)	$(267,975)
Net realized gain during the period on investments	1,186,484	4,202,297
Net unrealized appreciation (depreciation) during the period on investments	(2,769,138)	7,659,593

Net increase (decrease) in net assets resulting from operations	(1,803,253)	11,593,915

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	36,858,634	69,247,787
Cost of shares redeemed	(46,902,674)	(47,618,481)

Net increase (decrease) from capital share transactions	(10,044,040)	21,629,306

Net increase (decrease) in net assets	(11,847,293)	33,223,221
Net assets:
Beginning of period	44,917,942	11,694,721

End of period	$33,070,649	$44,917,942

Accumulated net investment loss at end of period	$(220,599)	$—

Capital share activity:
Shares sold	1,169,972	2,971,794
Shares redeemed	(1,534,520)	(2,072,658)
144	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31,	December 31,
	2010[a]	2009		2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$29.56	$18.85		$29.51	$29.33	$30.24	$27.13

Income (loss) from investment operations:
Net investment loss[b]	(.17)	(.25)		(.24)	(.19)	(.28)	(.20)
Net gain (loss) on securities (realized and unrealized)	(.76)	10.96		(10.42)	2.69	1.26	3.31

Total from investment operations	(.93)	10.71		(10.66)	2.50	.98	3.11

Less distributions:
Distributions from realized gains	—	—		—	(2.32)	(1.89)	—

Total distributions	—	—		—	(2.32)	(1.89)	—

Net asset value, end of period	$28.63	$29.56		$18.85	$29.51	$29.33	$30.24

Total Return[c]	(3.15% )	56.82%		(36.12% )	8.42%	3.13%	11.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,071	$44,918		$11,695	$25,940	$15,440	$53,035

Ratios to average net assets:
Net investment loss	(1.12% )	(1.01%	)	(0.89% )	(0.61% )	(0.90% )	(0.70%	)
Total expenses	1.52%	1.55%		1.51%	1.48%	1.47%	1.52%

Portfolio turnover rate	86%	244%		381%	591%	462%	1,178%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	145

FUND PROFILE (Unaudited)
June 30, 2010

S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for mid-cap value securities. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Cathay General Bancorp	3.1%
Frontier Oil Corp.	2.8%
Kindred Healthcare, Inc.	2.8%
Foot Locker, Inc.	2.6%
Ashland, Inc.	2.4%
Terex Corp.	2.4%
Health Net, Inc.	2.4%
BJ’s Wholesale Club, Inc.	2.2%
Smithfield Foods, Inc.	2.0%
Regis Corp.	2.0%

Top Ten Total	24.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
146	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.5%

INDUSTRIALS - 19.4%
Terex Corp.*	24,704	$462,953
KBR, Inc.	17,851	363,089
Trinity Industries, Inc.	19,533	346,125
Manpower, Inc.	7,167	309,471
URS Corp.*	7,522	295,991
AGCO Corp.*	8,648	233,236
Shaw Group, Inc.*	6,792	232,422
Alaska Air Group, Inc.*	4,840	217,558
Timken Co.	8,318	216,185
Con-way, Inc.	6,346	190,507
JetBlue Airways Corp.*	32,831	180,242
Granite Construction, Inc.	6,334	149,356
Aecom Technology Corp.*	6,178	142,465
Alexander & Baldwin, Inc.	4,556	135,678
Brink’s Co.	6,417	122,115
GATX Corp.	3,522	93,967

Total Industrials		3,691,360

FINANCIALS - 15.3%
Cathay General Bancorp	57,975	598,882
Associated Banc-Corp.	28,145	345,058
Astoria Financial Corp.	18,736	257,807
Unitrin, Inc.	9,820	251,392
Synovus Financial Corp.	85,994	218,425
American Financial Group, Inc.	6,648	181,623
Reinsurance Group of America, Inc. — Class A	3,466	158,431
Hospitality Properties Trust	7,079	149,367
Old Republic International Corp.	11,860	143,862
Protective Life Corp.	6,420	137,324
StanCorp Financial Group, Inc.	3,306	134,025
Wilmington Trust Corp.	11,758	130,396
Hanover Insurance Group, Inc.	2,719	118,276
HCC Insurance Holdings, Inc.	3,834	94,930

Total Financials		2,919,798

CONSUMER DISCRETIONARY - 13.9%
Foot Locker, Inc.	39,472	498,137
Regis Corp.	24,294	378,258
Saks, Inc.*	47,231	358,483
Rent-A-Center, Inc.*	14,639	296,586
Boyd Gaming Corp.*	26,160	222,098
Barnes & Noble, Inc.	16,938	218,500
Brinker International, Inc.	10,459	151,237
Scholastic Corp.	5,954	143,611
Bob Evans Farms, Inc.	5,798	142,747
Harte-Hanks, Inc.	11,561	120,812
Coldwater Creek, Inc.*	34,512	115,960

Total Consumer Discretionary		2,646,429

		MARKET
	SHARES	VALUE

HEALTH CARE - 9.9%
Kindred Healthcare, Inc.*	41,294	$530,215
Health Net, Inc.*	18,506	450,991
Owens & Minor, Inc.	12,299	349,046
Omnicare, Inc.	13,209	313,053
LifePoint Hospitals, Inc.*	7,425	233,145

Total Health Care		1,876,450

INFORMATION TECHNOLOGY - 9.7%
Tech Data Corp.*	9,848	350,786
Ingram Micro, Inc. — Class A*	21,718	329,896
NCR Corp.*	22,070	267,488
Arrow Electronics, Inc.*	11,733	262,233
CoreLogic, Inc.	9,510	167,947
Avnet, Inc.*	5,494	132,460
SRA International, Inc. — Class A*	6,076	119,515
Diebold, Inc.	4,342	118,319
Convergys Corp.*	10,860	106,537

Total Information Technology		1,855,181

UTILITIES - 9.6% N.V. Energy, Inc.	16,498	194,842
Dynegy, Inc. — Class A*	50,227	193,374
PNM Resources, Inc.	17,224	192,564
UGI Corp.	7,293	185,534
Atmos Energy Corp.	6,822	184,467
Hawaiian Electric Industries, Inc.	7,753	176,613
Alliant Energy Corp.	4,961	157,462
Great Plains Energy, Inc.	9,229	157,078
WGL Holdings, Inc.	3,989	135,746
Black Hills Corp.	4,615	131,389
Westar Energy, Inc.	5,717	123,544

Total Utilities		1,832,613

CONSUMER STAPLES - 8.2% BJ’s Wholesale Club, Inc.*	11,408	422,210
Smithfield Foods, Inc.*	25,420	378,758
Ruddick Corp.	9,072	281,141
Universal Corp.	4,660	184,909
Corn Products International, Inc.	5,916	179,255
Ralcorp Holdings, Inc.*	2,068	113,326

Total Consumer Staples		1,559,599

ENERGY - 6.2% Frontier Oil Corp.	39,545	531,880
Overseas Shipholding Group, Inc.	8,942	331,212
Patriot Coal Corp.*	17,495	205,566
Patterson-UTI Energy, Inc.	8,466	108,958

Total Energy		1,177,616

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	147

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P MIDCAP 400 PURE VALUE FUND

		MARKET
	SHARES	VALUE

MATERIALS - 5.4% Ashland, Inc.	10,049	$466,475
Commercial Metals Co.	19,017	251,405
Worthington Industries, Inc.	12,993	167,090
Cytec Industries, Inc.	3,665	146,563

Total Materials		1,031,533

TELECOMMUNICATION SERVICES - 0.9%
Telephone & Data Systems, Inc.	5,463	166,021

Total Common Stocks (Cost $17,162,408)		18,756,600

WARRANT(a) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	27	1

Total Consumer Discretionary		1

Total Warrant (Cost $—)		1

*	Non-income producing security.

†	Repurchase Agreement — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b)† - 0.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$161,690	$161,690

Total Repurchase Agreement (Cost $161,690)		161,690

Total Investments - 99.3% (Cost $17,324,098)		$18,918,291

Cash & Other Assets, Less Liabilities – 0.7%		125,156

Total Net Assets – 100.0%		$19,043,447

148	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P MIDCAP 400 PURE VALUE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$18,756,601
Repurchase agreement, at value	161,690

Total investments	18,918,291
Securities sold	403,674
Fund shares sold	108,048
Dividends	16,179

Total assets	19,446,192

Liabilities:
Securities purchased	63,580
Fund shares redeemed	297,389
Management fees	13,031
Custodian fees	573
Transfer agent/maintenance fees	4,344
Distribution and service fees	4,344
Portfolio accounting fees	1,737
Other	17,747

Total liabilities	402,745

Net assets	$19,043,447

Net assets consist of:
Paid in capital	23,738,425
Undistributed net investment income	134,494
Accumulated net realized loss on sale of investments	(6,423,665)
Net unrealized appreciation in value of investments	1,594,193

Net assets	19,043,447

Capital shares outstanding	297,750
Net asset value per share	$63.96

Investments, at cost	$17,162,408
Repurchase agreement, at cost	161,690

Total cost	$17,324,098
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$256,098
Interest	124

Total investment income	256,222

Expenses:
Management fees	129,838
Transfer agent and administrative fees	43,279
Distribution and service fees	43,279
Portfolio accounting fees	17,312
Trustees’ fees*	2,260
Audit and outside service fees	15,438
Miscellaneous	12,118

Total expenses	263,524

Net investment loss	(7,302)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	372,498

Net realized gain	372,498

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(865,477)

Net unrealized depreciation	(865,477)

Net loss	(492,979)

Net decrease in net assets resulting from operations	$(500,281)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	149

 S&P MIDCAP 400 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(7,302)	$141,796
Net realized gain during the period on investments	372,498	2,805,164
Net unrealized appreciation (depreciation) during the period on investments	(865,477)	3,258,696

Net increase (decrease) in net assets resulting from operations	(500,281)	6,205,656

Distributions to shareholders from:
Net investment income	—	(254,108)

Total distributions to shareholders	—	(254,108)

Capital share transactions:
Proceeds from sale of shares	44,982,974	59,187,577
Distributions reinvested	—	254,108
Cost of shares redeemed	(54,945,586)	(43,481,930)

Net increase (decrease) from capital share transactions	(9,962,612)	15,959,755

Net increase (decrease) in net assets	(10,462,893)	21,911,303
Net assets:
Beginning of period	29,506,340	7,595,037

End of period	$19,043,447	$29,506,340

Undistributed net investment income at end of period	$134,494	$141,796

Capital share activity:
Shares sold	624,881	1,065,338	†
Shares reinvested	—	4,032	†
Shares redeemed	(768,672)	(802,602	)†

†	Per share amounts for the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
150	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P MIDCAP 400 PURE VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009[d]	2008[d]	2007[d]	2006[d]	2005[d]
Per Share Data
Net asset value, beginning of period	$66.83	$43.46	$104.20	$111.90	$96.35	$135.40

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	.50	1.75	1.05	1.40	.35
Net gain (loss) on securities (realized and unrealized)	(2.85)	23.46	(47.84)	(6.45)	15.05	11.40

Total from investment operations	(2.87)	23.96	(46.09)	(5.40)	16.45	11.75

Less distributions:
Dividends from net investment income	—	(.59)	—	(2.20)	(.90)	(1.00)
Distributions from realized gains	—	—	(14.65)	(.10)	—	(49.80)

Total distributions	—	(.59)	(14.65)	(2.30)	(.90)	(50.80)

Net asset value, end of period	$63.96	$66.83	$43.46	$104.20	$111.90	$96.35

Total Return[c]	(4.29% )	55.22%	(43.63% )	(4.85% )	17.08%	8.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,043	$29,506	$7,595	$15,998	$28,254	$14,232

Ratios to average net assets:
Net investment income (loss)	(0.04% )	0.90%	2.06%	0.87%	1.37%	0.26%
Total expenses	1.52%	1.54%	1.51%	1.49%	1.49%	1.48%

Portfolio turnover rate	110%	321%	255%	358%	307%	1,133%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period:

December 31, 2004 – April 19, 2009 have been restated to reflect 1:5 reverse stock split effective April 20, 2009.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	151

FUND PROFILE (Unaudited)
June 30, 2010
S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Dolan Co.	1.6%
CROCS, Inc.	1.3%
Medifast, Inc.	1.3%
Cybersource Corp.	1.3%
Andersons, Inc.	1.3%
Odyssey HealthCare, Inc.	1.2%
Deckers Outdoor Corp.	1.2%
Perficient, Inc.	1.2%
Lumber Liquidators Holdings, Inc.	1.2%
Wright Express Corp.	1.1%

Top Ten Total	12.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

152	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.0%

INFORMATION TECHNOLOGY - 29.2%
Cybersource Corp.*	6,693	$170,872
Perficient, Inc.*	17,502	155,943
Wright Express Corp.*	5,061	150,312
Radiant Systems, Inc.*	9,392	135,808
MicroStrategy, Inc. — Class A*	1,780	133,660
Ebix, Inc.*	8,376	131,336
TriQuint Semiconductor, Inc.*	21,138	129,153
Blue Coat Systems, Inc.*	6,186	126,380
comScore, Inc.*	7,665	126,243
Netscout Systems, Inc.*	8,550	121,581
Interactive Intelligence, Inc.*	7,016	115,273
CommVault Systems, Inc.*	5,048	113,580
Diodes, Inc.*	7,081	112,375
Hittite Microwave Corp.*	2,278	101,918
Smith Micro Software, Inc.*	10,329	98,229
TTM Technologies, Inc.*	10,320	98,040
Blackbaud, Inc.	4,383	95,418
Synaptics, Inc.*	3,356	92,290
Novatel Wireless, Inc.*	15,180	87,133
Sigma Designs, Inc.*	8,630	86,386
Concur Technologies, Inc.*	1,867	79,684
Skyworks Solutions, Inc.*	4,656	78,174
Manhattan Associates, Inc.*	2,786	76,754
Taleo Corp. — Class A*	3,150	76,513
Compellent Technologies, Inc.*	6,139	74,405
Tessera Technologies, Inc.*	4,544	72,931
Stratasys, Inc.*	2,747	67,466
Epicor Software Corp.*	8,167	65,254
CSG Systems International, Inc.*	3,520	64,522
JDA Software Group, Inc.*	2,930	64,401
Mercury Computer Systems, Inc.*	5,405	63,401
Veeco Instruments, Inc.*	1,835	62,904
TeleTech Holdings, Inc.*	4,550	58,649
j2 Global Communications, Inc.*	2,666	58,225
DealerTrack Holdings, Inc.*	3,422	56,292
Tyler Technologies, Inc.*	3,609	56,012
Websense, Inc.*	2,886	54,545
Kopin Corp.*	14,220	48,206
Netgear, Inc.*	2,668	47,597
Pericom Semiconductor Corp.*	4,883	46,877
MAXIMUS, Inc.	720	41,666
Stamps.com, Inc.*	3,479	35,660
Cymer, Inc.*	1,039	31,212
FARO Technologies, Inc.*	1,612	30,161
Knot, Inc.*	2,935	22,834
Global Payments, Inc.	1	37

Total Information Technology		3,816,312

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - 23.2%
CROCS, Inc.*	16,417	$173,692
Deckers Outdoor Corp.*	1,098	156,871
Lumber Liquidators Holdings, Inc.*	6,477	151,108
Coinstar, Inc.*	3,189	137,031
True Religion Apparel, Inc.*	6,010	132,641
Cracker Barrel Old Country Store, Inc.	2,719	126,597
Texas Roadhouse, Inc. — Class A*	9,928	125,291
Iconix Brand Group, Inc.*	8,560	123,007
BJ’s Restaurants, Inc.*	5,198	122,673
Sturm Ruger & Company, Inc.	8,075	115,715
Jos A. Bank Clothiers, Inc.*	2,126	114,783
Blue Nile, Inc.*	2,209	104,000
Buffalo Wild Wings, Inc.*	2,750	100,595
Volcom, Inc.*	5,292	98,272
National Presto Industries, Inc.	1,055	97,967
NutriSystem, Inc.	4,246	97,403
CEC Entertainment, Inc.*	2,750	96,965
HSN, Inc.*	3,821	91,704
PF Chang’s China Bistro, Inc.	2,228	88,340
Gymboree Corp.*	1,992	85,078
Zumiez, Inc.*	5,230	84,255
California Pizza Kitchen, Inc.*	5,270	79,841
Peet’s Coffee & Tea, Inc.*	1,887	74,103
Buckle, Inc.	2,077	67,336
Big 5 Sporting Goods Corp.	4,518	59,367
Monro Muffler Brake, Inc.	1,340	52,970
Capella Education Co.*	650	52,878
Polaris Industries, Inc.	940	51,343
Hibbett Sports, Inc.*	2,032	48,687
Interval Leisure Group, Inc.*	3,680	45,816
Arbitron, Inc.	1,560	39,983
Universal Electronics, Inc.*	1,840	30,599

Total Consumer Discretionary		3,026,911

HEALTH CARE - 17.8%
Odyssey HealthCare, Inc.*	6,010	160,587
American Medical Systems Holdings, Inc.*	6,320	139,798
Hi-Tech Pharmacal Company, Inc.*	5,750	131,732
Quality Systems, Inc.	2,139	124,041
HMS Holdings Corp.*	2,230	120,911
Salix Pharmaceuticals Ltd.*	2,894	112,953
Catalyst Health Solutions, Inc.*	2,971	102,499
Regeneron Pharmaceuticals, Inc.*	4,438	99,056
Cooper Companies, Inc.	2,440	97,088
IPC The Hospitalist Company, Inc.*	3,866	97,037
Natus Medical, Inc.*	5,331	86,842
Align Technology, Inc.*	5,800	86,246
Healthways, Inc.*	7,068	84,251

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	153

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P SMALLCAP 600 PURE GROWTH FUND

		MARKET
	SHARES	VALUE

Amedisys, Inc.*	1,716	$75,452
Integra LifeSciences Holdings Corp.*	2,037	75,369
RehabCare Group, Inc.*	3,410	74,270
Air Methods Corp.*	2,430	72,292
Cubist Pharmaceuticals, Inc.*	3,315	68,289
Par Pharmaceutical Companies, Inc.*	2,490	64,640
Bio-Reference Labs, Inc.*	2,880	63,850
Cantel Medical Corp.	3,070	51,269
LHC Group, Inc.*	1,833	50,866
Abaxis, Inc.*	2,324	49,803
Dionex Corp.*	587	43,708
Neogen Corp.*	1,652	43,035
Genoptix, Inc.*	2,390	41,108
Enzo Biochem, Inc.*	10,064	40,960
Almost Family, Inc.*	1,030	35,978
Zoll Medical Corp.*	1,270	34,417

Total Health Care		2,328,347

FINANCIALS - 7.6%
World Acceptance Corp.*	2,865	109,758
Portfolio Recovery Associates, Inc.*	1,576	105,245
DiamondRock Hospitality Co.*	10,390	85,406
optionsXpress Holdings, Inc.*	5,405	85,075
Medical Properties Trust, Inc.	8,256	77,937
Signature Bank *	1,920	72,979
Stifel Financial Corp.*	1,580	68,556
eHealth, Inc.*	5,859	66,617
Cash America International, Inc.	1,791	61,377
First Cash Financial Services, Inc.*	2,769	60,364
Tower Group, Inc.	2,800	60,284
Forestar Group, Inc.*	3,308	59,412
Acadia Realty Trust	2,606	43,833
TradeStation Group, Inc.*	4,861	32,812

Total Financials		989,655

CONSUMER STAPLES - 7.0%
Medifast, Inc.*	6,620	171,524
Andersons, Inc.	5,130	167,187
TreeHouse Foods, Inc.*	2,901	132,460
Darling International, Inc.*	14,703	110,419
Boston Beer Company, Inc. — Class A*	1,415	95,442
Cal-Maine Foods, Inc.	2,760	88,127
Sanderson Farms, Inc.	1,590	80,676
Calavo Growers, Inc.	3,519	63,201

Total Consumer Staples		909,036

INDUSTRIALS - 6.1%
Dolan Co.*	19,203	213,537
Baldor Electric Co.	3,852	138,980
AZZ, Inc.	2,998	110,237

		MARKET
	SHARES	VALUE

Stanley, Inc.*	2,369	$88,553
Allegiant Travel Co. — Class A	1,432	61,132
GenCorp, Inc.*	11,667	51,101
Heidrick & Struggles International, Inc.	1,980	45,184
AAON, Inc.	1,784	41,585
SYKES Enterprises, Inc.*	2,094	29,798
Tetra Tech, Inc.*	1,160	22,748

Total Industrials		802,855

ENERGY - 5.7%
Oil States International, Inc.*	3,164	125,231
Superior Well Services, Inc.*	7,271	121,571
Tetra Technologies, Inc.*	11,917	108,206
Dril-Quip, Inc.*	2,163	95,215
Gulf Island Fabrication, Inc.	4,599	71,377
SM Energy Co.	1,747	70,160
Hornbeck Offshore Services, Inc.*	4,765	69,569
CARBO Ceramics, Inc.	606	43,747
Lufkin Industries, Inc.	1,120	43,669

Total Energy		748,745

MATERIALS - 1.5%
Balchem Corp.	3,837	95,925
Schweitzer-Mauduit International, Inc.	1,170	59,026
AMCOL International Corp.	1,720	40,420

Total Materials		195,371

TELECOMMUNICATION SERVICES - 0.9%
NTELOS Holdings Corp.	3,650	62,780
Cbeyond, Inc.*	3,925	49,063

Total Telecommunication Services		111,843

Total Common Stocks (Cost $10,661,683)		12,929,075

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b)† - 1.0%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$126,090	126,090

Total Repurchase Agreement (Cost $126,090)		126,090

Total Investments - 100.0% (Cost $10,787,773)		$13,055,165

Liabilities, Less Cash & Other Assets – (0.0)%		(1,266)

Total Net Assets – 100.0%		$13,053,899

*	Non-income producing security

†	Repurchase Agreement — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

154	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$12,929,075
Repurchase agreement, at value	126,090

Total investments	13,055,165
Securities sold	251,725
Fund shares sold	2,449
Dividends	5,126

Total assets	13,314,465

Liabilities:
Fund shares redeemed	231,088
Management fees	7,870
Custodian fees	393
Transfer agent/maintenance fees	2,623
Distribution and service fees	2,623
Portfolio accounting fees	1,050
Other	14,919

Total liabilities	260,566

Net assets	$13,053,899

Net assets consist of:
Paid in capital	20,092,211
Accumulated net investment loss	(70,701)
Accumulated net realized loss on sale of investments	(9,235,003)
Net unrealized appreciation in value of investments	2,267,392

Net assets	13,053,899

Capital shares outstanding	557,707
Net asset value per share	$23.41

Investments, at cost	$10,661,683
Repurchase agreement, at cost	126,090

Total cost	$10,787,773
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$34,439
Interest	60

Total investment income	34,499

Expenses:
Management fees	51,799
Transfer agent and administrative fees	17,266
Distribution and service fees	17,266
Portfolio accounting fees	6,906
Trustees’ fees*	910
Audit and outside service fees	6,779
Miscellaneous	4,274

Total expenses	105,200

Net investment loss	(70,701)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(290,245)

Net realized loss	(290,245)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(364,311)

Net unrealized depreciation	(364,311)

Net loss	(654,556)

Net decrease in net assets resulting from operations	$(725,257)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	155

 S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(70,701)	$(156,884)
Net realized gain (loss) during the period on investments	(290,245)	1,103,692
Net unrealized appreciation (depreciation) during the period on investments	(364,311)	1,459,565

Net increase (decrease) in net assets resulting from operations	(725,257)	2,406,373

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	42,566,980	94,056,239
Cost of shares redeemed	(42,343,902)	(96,624,009)

Net increase (decrease) from capital share transactions	223,078	(2,567,770)

Net decrease in net assets	(502,179)	(161,397)
Net assets:
Beginning of period	13,556,078	13,717,475

End of period	$13,053,899	$13,556,078

Accumulated net investment loss at end of period	$(70,701)	$—

Capital share activity:
Shares sold	1,707,487	4,853,655
Shares redeemed	(1,718,780)	(5,056,310)
156	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31,	December 31,
	2010[a]	2009		2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$23.82	$17.78		$27.07	$29.92	$28.64	$28.55

Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.23)		(.01)	(.28)	(.31)	(.21)
Net gain (loss) on securities (realized and unrealized)	(.29)	6.27		(9.28)	.30	2.54	2.00

Total from investment operations	(.41)	6.04		(9.29)	.02	2.23	1.79

Less distributions:
Distributions from realized gains	—	—		—	(2.87)	(.95)	(1.70)

Total distributions	—	—		—	(2.87)	(.95)	(1.70)

Net asset value, end of period	$23.41	$23.82		$17.78	$27.07	$29.92	$28.64

Total Return[c]	(1.72% )	33.97%		(34.32% )	(0.11% )	7.73%	6.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,054	$13,556		$13,717	$12,428	$23,300	$24,308

Ratios to average net assets:
Net investment loss	(1.02% )	(1.13%	)	(0.04% )	(0.90% )	(1.01% )	(0.72% )
Total expenses	1.52%	1.56%		1.52%	1.49%	1.49%	1.50%

Portfolio turnover rate	258%	633%		465%	573%	769%	737%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	157

FUND PROFILE (Unaudited)
June 30, 2010

S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).
Inception: May 3, 2004

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Quiksilver, Inc.	3.6%
Tuesday Morning Corp.	2.4%
NCI Building Systems, Inc.	1.6%
Petroleum Development Corp.	1.5%
Jakks Pacific, Inc.	1.5%
Basic Energy Services, Inc.	1.5%
Kelly Services, Inc. — Class A	1.5%
Ciber, Inc.	1.4%
National Financial Partners Corp.	1.4%
Molina Healthcare, Inc.	1.4%

Top Ten Total	17.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
158	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.9%

CONSUMER DISCRETIONARY - 26.0%
Quiksilver, Inc.*	166,167	$614,818
Tuesday Morning Corp.*	102,804	410,188
Jakks Pacific, Inc.*	17,934	257,891
Perry Ellis International, Inc.*	11,285	227,957
Arctic Cat, Inc.*	24,194	220,407
Fred’s, Inc. — Class A	17,704	195,806
Ruby Tuesday, Inc.*	20,373	173,171
Red Robin Gourmet Burgers, Inc.*	9,160	157,186
Cabela’s, Inc.*	10,751	152,019
PEP Boys-Manny Moe & Jack	16,508	146,261
Group 1 Automotive, Inc.*	5,830	137,180
Audiovox Corp. — Class A*	18,115	133,145
Brown Shoe Company, Inc.	8,757	132,931
Landry’s Restaurants, Inc.*	5,148	125,920
Movado Group, Inc.*	11,252	120,171
Finish Line, Inc. — Class A	7,938	110,576
Standard Motor Products, Inc.	13,358	107,799
Callaway Golf Co.	16,982	102,571
CKE Restaurants, Inc.	8,109	101,606
HOT Topic, Inc.	19,538	99,253
Blyth, Inc.	2,896	98,667
Live Nation Entertainment, Inc.*	7,533	78,720
Christopher & Banks Corp.	11,283	69,842
Haverty Furniture Companies, Inc.	5,594	68,750
Stage Stores, Inc.	6,101	65,159
Lithia Motors, Inc. — Class A	9,927	61,349
Nautilus, Inc.*	40,302	61,259
MarineMax, Inc.*	8,582	59,559
Superior Industries International, Inc.	4,092	54,996
O’Charleys, Inc.*	9,999	52,995
K-Swiss, Inc. — Class A*	4,714	52,938
Zale Corp.*	31,760	50,181

Total Consumer Discretionary		4,501,271

INDUSTRIALS - 22.4%
NCI Building Systems, Inc.*	32,286	270,234
Kelly Services, Inc. — Class A*	16,962	252,225
CDI Corp.	15,279	237,283
Bowne & Company, Inc.	20,048	224,939
Lydall, Inc.*	29,323	224,028
Volt Information Sciences, Inc.*	24,849	208,732
Federal Signal Corp.	27,410	165,556
Skywest, Inc.	12,567	153,569
Viad Corp.	7,160	126,374
EMCOR Group, Inc.*	5,340	123,728
Ceradyne, Inc.*	5,614	119,971
ABM Industries, Inc.	5,453	114,240
Dycom Industries, Inc.*	13,159	112,509
EnPro Industries, Inc.*	3,650	102,747
United Stationers, Inc.*	1,860	101,314
SFN Group, Inc.*	18,147	99,083

		MARKET
	SHARES	VALUE

Lawson Products, Inc.	5,827	$98,942
Mueller Industries, Inc.	3,708	91,217
Cascade Corp.	2,320	82,615
School Specialty, Inc.*	4,350	78,604
Gibraltar Industries, Inc.*	7,720	77,972
Arkansas Best Corp.	3,627	75,260
Standex International Corp.	2,933	74,352
Standard Register Co.	20,909	65,654
Griffon Corp.*	5,919	65,464
Universal Forest Products, Inc.	2,153	65,257
Comfort Systems USA, Inc.	6,716	64,877
Encore Wire Corp.	3,500	63,665
Moog, Inc. — Class A*	1,946	62,720
Apogee Enterprises, Inc.	5,521	59,792
AAR Corp.*	3,451	57,770
Astec Industries, Inc.*	1,912	53,020
Tredegar Corp.	3,133	51,131
Briggs & Stratton Corp.	2,476	42,142

Total Industrials		3,866,986

FINANCIALS - 19.0%
National Financial Partners Corp.*	25,424	248,393
Susquehanna Bancshares, Inc.	29,191	243,161
Pennsylvania Real Estate Investment Trust	17,138	209,426
Kite Realty Group Trust	44,300	185,174
Whitney Holding Corp.	18,054	167,000
LaBranche & Company, Inc.*	36,458	156,040
National Penn Bancshares, Inc.	25,325	152,203
First Commonwealth Financial Corp.	28,127	147,667
Hanmi Financial Corp.*	113,217	142,653
Lexington Realty Trust	22,870	137,449
Pinnacle Financial Partners, Inc.*	9,990	128,372
United Community Banks, Inc.*	29,276	115,640
Umpqua Holdings Corp.	8,125	93,275
Stewart Information Services Corp.	9,901	89,307
Rewards Network, Inc.	6,233	85,205
Horace Mann Educators Corp.	5,450	83,385
First Midwest Bancorp, Inc.	6,627	80,584
Cedar Shopping Centers, Inc.	13,219	79,578
Sterling Bancshares, Inc.	16,361	77,060
Selective Insurance Group, Inc.	4,930	73,260
Colonial Properties Trust	4,808	69,860
United Fire & Casualty Co.	3,396	67,309
Sterling Bancorp — Class N	7,226	65,034
Wintrust Financial Corp.	1,900	63,346
Presidential Life Corp.	6,930	63,063
First BanCorp	115,773	61,360
East West Bancorp, Inc.	4,021	61,320
South Financial Group, Inc.	185,939	50,668
Safety Insurance Group, Inc.	1,332	49,311
SWS Group, Inc.	4,388	41,686

Total Financials		3,287,789

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	159

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P SMALLCAP 600 PURE VALUE FUND

		MARKET
	SHARES	VALUE

HEALTH CARE - 8.7%
Molina Healthcare, Inc.*	8,603	$247,767
Medcath Corp.*	21,883	172,000
Osteotech, Inc.*	51,867	164,418
AMN Healthcare Services, Inc.*	21,882	163,677
Res-Care, Inc.*	14,102	136,225
Centene Corp.*	6,298	135,407
PharMerica Corp.*	7,787	114,158
AMERIGROUP Corp.*	3,212	104,326
Kendle International, Inc.*	6,586	75,871
Healthspring, Inc.*	4,287	66,491
Symmetry Medical, Inc.*	5,569	58,697
Gentiva Health Services, Inc.*	2,010	54,290

Total Health Care		1,493,327

INFORMATION TECHNOLOGY - 6.8%
Ciber, Inc.*	90,252	249,998
Gerber Scientific, Inc.*	35,845	191,771
SYNNEX Corp.*	5,550	142,191
Heartland Payment Systems, Inc.	7,988	118,542
EMS Technologies, Inc.*	7,191	108,009
Black Box Corp.	3,599	100,376
Scansource, Inc.*	3,347	83,441
CTS Corp.	7,703	71,176
Insight Enterprises, Inc.*	5,253	69,129
Digi International, Inc.*	5,335	44,120

Total Information Technology		1,178,753

ENERGY - 5.9% Petroleum Development Corp.*	10,360	265,423
Basic Energy Services, Inc.*	32,925	253,523
World Fuel Services Corp.	4,560	118,286
Penn Virginia Corp.	5,224	105,055
Seahawk Drilling, Inc.*	10,377	100,864
Matrix Service Co.*	10,571	98,416
Pioneer Drilling Co.*	7,649	43,370
Bristow Group, Inc.*	1,270	37,338

Total Energy		1,022,275

CONSUMER STAPLES - 4.5%
Nash Finch Co.	4,777	163,182
Spartan Stores, Inc.	11,688	160,359
Alliance One International, Inc.*	35,609	126,768
Central Garden and Pet Co. — Class A*	10,692	95,907
Mannatech, Inc.	40,993	81,576
United Natural Foods, Inc.*	2,366	70,696
Casey’s General Stores, Inc.	1,415	49,384
Great Atlantic & Pacific Tea Co.*	6,984	27,238

Total Consumer Staples		775,110

		MARKET
	SHARES	VALUE

MATERIALS - 4.0%
AM Castle & Co.*	12,220	$169,736
Olympic Steel, Inc.	5,221	119,926
A. Schulman, Inc.	4,882	92,563
Quaker Chemical Corp.	2,928	79,319
Century Aluminum Co.*	8,428	74,419
OM Group, Inc.*	2,960	70,626
Penford Corp.*	6,722	43,559
Myers Industries, Inc.	5,208	42,133

Total Materials		692,281

UTILITIES - 1.6%
Laclede Group, Inc.	2,350	77,855
Central Vermont Public Service Corp.	2,818	55,627
Southwest Gas Corp.	1,850	54,575
CH Energy Group, Inc.	1,266	49,678
New Jersey Resources Corp.	1,193	41,994

Total Utilities		279,729

Total Common Stocks (Cost $14,698,697)		17,097,521

RIGHTS(a) - 0.0%
Hanmi Financial Corp. expires 07/12/10	148,187	8,891

Total Rights (Cost $39,096)		8,891

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b)† - 0.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$128,881	128,881

Total Repurchase Agreement (Cost $128,881)		128,881

Total Investments - 99.7% (Cost $14,866,674)		$17,235,293

Cash & Other Assets, Less Liabilities – 0.3%		58,825

Total Net Assets – 100.0%		$17,294,118

*	Non-income producing security.

†	Repurchase Agreement — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
160	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P SMALLCAP 600 PURE VALUE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$17,106,412
Repurchase agreement, at value	128,881

Total investments	17,235,293
Securities sold	1,013,487
Fund shares sold	3,646
Dividends	10,467

Total assets	18,262,893

Liabilities:
Securities purchased	172,563
Fund shares redeemed	742,341
Management fees	13,628
Custodian fees	599
Transfer agent/maintenance fees	4,543
Distribution and service fees	4,543
Portfolio accounting fees	1,817
Other	28,741

Total liabilities	968,775

Net assets	$17,294,118

Net assets consist of:
Paid in capital	24,220,880
Accumulated net investment loss	(81,284)
Accumulated net realized loss on sale of investments	(9,214,097)
Net unrealized appreciation in value of investments	2,368,619

Net assets	17,294,118

Capital shares outstanding	217,162
Net asset value per share	$79.64

Investments, at cost	$14,737,793
Repurchase agreement, at cost	128,881

Total cost	$14,866,674
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$139,546
Interest	125

Total investment income	139,671

Expenses:
Management fees	108,379
Transfer agent and administrative fees	36,126
Distribution and service fees	36,126
Portfolio accounting fees	14,451
Trustees’ fees*	1,638
Miscellaneous	24,235

Total expenses	220,955

Net investment loss	(81,284)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(2,414,462)

Net realized loss	(2,414,462)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	382,413

Net unrealized appreciation	382,413

Net loss	(2,032,049)

Net decrease in net assets resulting from operations	$(2,113,333)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	161

 S&P SMALLCAP 600 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(81,284)	$(72,023)
Net realized gain (loss) during the period on investments	(2,414,462)	6,577,669
Net unrealized appreciation during the period on investments	382,413	1,753,036

Net increase (decrease) in net assets resulting from operations	(2,113,333)	8,258,682

Distributions to shareholders from:
Net investment income	—	(195,475)

Total distributions to shareholders	—	(195,475)

Capital share transactions:
Proceeds from sale of shares	82,403,136	82,652,502
Distributions reinvested	—	195,475
Cost of shares redeemed	(76,557,658)	(87,659,469)

Net increase (decrease) from capital share transactions	5,845,478	(4,811,492)

Net increase in net assets	3,732,145	3,251,715
Net assets:
Beginning of period	13,561,973	10,310,258

End of period	$17,294,118	$13,561,973

Accumulated net investment loss at end of period	$(81,284)	$—

Capital share activity:
Shares sold	882,100	1,216,577 †
Shares reinvested	—	2,433 †
Shares redeemed	(831,305)	(1,255,471)†

†	Per share amounts for the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
162	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P SMALLCAP 600 PURE VALUE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009[d]	2008[d]	2007[d]	2006[d]	2005[d]
Per Share Data
Net asset value, beginning of period	$81.52	$50.83	$ 91.10	$143.00	$128.35	$144.20

Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.26)	1.20	.95	.90	(.25)
Net gain (loss) on securities (realized and unrealized)	(1.62)	31.93	(40.87)	(29.85)	23.70	5.65

Total from investment operations	(1.88)	31.67	(39.67)	(28.90)	24.60	5.40

Less distributions:
Dividends from net investment income	—	(.98)	(.60)	(.30)	(.85)	—
Distributions from realized gains	—	—	—	(22.70)	(9.10)	(21.25)

Total distributions	—	(.98)	(.60)	(23.00)	(9.95)	(21.25)

Net asset value, end of period	$79.64	$81.52	$ 50.83	$ 91.10	$143.00	$128.35

Total Return[c]	(2.31% )	62.33%	(43.50% )	(20.36% )	19.21%	3.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,294	$13,562	$10,310	$9,710	$34,124	$19,035

Ratios to average net assets:
Net investment income (loss)	(0.56% )	(0.37% )	1.60%	0.66%	0.64%	(0.16% )
Total expenses	1.53%	1.55%	1.52%	1.49%	1.49%	1.47%

Portfolio turnover rate	214%	380%	391%	241%	433%	825%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Per share amounts for the period:

December 31, 2004 – April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	163

FUND PROFILE (Unaudited)
June 30, 2010

EUROPE 1.25x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is the STOXX 50® Index (the “underlying index”).
Inception: October 1, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Novartis AG ADR	3.4%
GlaxoSmithKline plc ADR	2.7%
Vodafone Group plc - SP ADR	2.5%
HSBC Holdings plc ADR	2.3%
Telefonica S.A. ADR	2.2%
Sanofi-Aventis S.A. ADR	2.1%
Total S.A. ADR	2.1%
Royal Dutch Shell plc ADR	1.9%
BP plc ADR	1.8%
AstraZeneca plc ADR	1.8%

Top Ten Total	22.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
164	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 EUROPE 1.25x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 50.9%

HEALTH CARE - 11.9%
Novartis AG ADR	4,300	$207,776
GlaxoSmithKline plc ADR	4,810	163,588
Sanofi-Aventis S.A. ADR	4,310	129,559
AstraZeneca plc ADR	2,330	109,813
Novo Nordisk ADR	770	62,385
Teva Pharmaceutical Industries Ltd. ADR	570	29,634
Alcon, Inc.	160	23,711

Total Health Care		726,466

FINANCIALS - 10.5%
HSBC Holdings plc ADR	3,130	142,697
Banco Santander S.A. ADR	8,970	94,185
Credit Suisse Group AG ADR	2,030	75,983
Banco Bilbao Vizcaya Argentaria S.A. ADR	6,660	68,531
Barclays plc ADR	4,194	66,643
Deutsche Bank AG	1,180	66,269
UBS AG	4,770	63,059
Willis Group Holdings plc	770	23,139
ING Groep N.V. ADR	3,050	22,601
Lloyds Banking Group plc ADR	3,640	11,502
Allied Irish Banks plc ADR	1,640	3,575

Total Financials		638,184

TELECOMMUNICATION SERVICES - 8.1%
Vodafone Group plc — SP ADR	7,260	150,064
Telefonica S.A. ADR	2,440	135,493
France Telecom S.A. ADR	4,960	85,857
Deutsche Telekom AG ADR	5,710	66,636
BT Group plc ADR	2,870	55,133

Total Telecommunication Services		493,183

ENERGY - 7.1% Total S.A. ADR	2,900	129,456
Royal Dutch Shell plc ADR	2,340	117,515
BP plc ADR	3,830	110,610
ENI SpA ADR	1,730	63,231
Cie Generale de Geophysique-Veritas ADR*	540	9,607

Total Energy		430,419

CONSUMER STAPLES - 3.9% Unilever N.V.	3,740	102,177
Diageo plc ADR	1,470	92,228
British American Tobacco plc ADR	670	42,411

Total Consumer Staples		236,816

MATERIALS - 2.8%
BHP Billiton Ltd. ADR	1,180	73,148
Rio Tinto plc ADR	1,180	51,448
ArcelorMittal	910	24,352
Syngenta AG ADR	440	20,174

Total Materials		169,122

		MARKET
	SHARES	VALUE

INDUSTRIALS - 2.6%
Siemens AG ADR	1,060	$94,902
Koninklijke Philips Electronics N.V.	1,380	41,179
Ryanair Holdings plc ADR*	860	23,297

Total Industrials		159,378

INFORMATION TECHNOLOGY - 2.3%
SAP AG ADR	1,460	64,678
Telefonaktiebolaget LM Ericsson SP ADR	3,580	39,452
Nokia Oyj ADR	4,810	39,201

Total Information Technology		143,331

CONSUMER DISCRETIONARY - 1.5% Daimler AG	1,370	69,253
Carnival plc ADR	750	24,308

Total Consumer Discretionary		93,561

UTILITIES - 0.2% Veolia Environnement ADR	500	11,685

Total Common Stocks (Cost $2,473,722)		3,102,145

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 41.5%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$514,908	514,908
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	514,908	514,908
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	514,908	514,908
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	514,908	514,908
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	465,799	465,799

Total Repurchase Agreements (Cost $2,525,431)		2,525,431

Total Investments - 92.4% (Cost $4,999,153)		$5,627,576

Cash & Other Assets, Less Liabilities – 7.6%		465,701

Total Net Assets – 100.0%		$6,093,277

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	165

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 EUROPE 1.25x STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURE CONTRACTS PURCHASED(a)
September 2010 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $4,740,287)	31	$5,664

FUTURES CONTRACTS PURCHASED(a)
September 2010 STOXX 50 Index Futures Contracts (Aggregate Market Value of Contracts $2,239,614)	79	$(87,663)
September 2010 EURO STOXX 50
Index Futures Contracts (Aggregate Market Value of Contracts $1,424,473)	46	(98,845)
(Total Aggregate Market Value of Contracts $3,664,087)		$(186,508)

Country Diversification

The pie chart above reflects percentages of the market value of Common Stocks.

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

ADR — American Depositary Receipt

plc — Public Limited Company
166	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$3,102,145
Repurchase agreements, at value	2,525,431

Total investments	5,627,576
Segregated cash with broker	407,651
Foreign currency, at value	1,077,082
Securities sold	355,073
Fund shares sold	597
Dividends	25,344

Total assets	7,493,323

Liabilities:
Overdraft due to custodian bank	1,072,487
Variation margin	43,576
Fund shares redeemed	265,097
Management fees	4,477
Custodian fees	164
Transfer agent/maintenance fees	1,244
Distribution and service fees	1,244
Portfolio accounting fees	497
Other	11,260

Total liabilities	1,400,046

Net assets	$6,093,277

Net assets consist of:
Paid in capital	24,816,011
Undistributed net investment income	247,063
Accumulated net realized loss on sale of investments	(19,400,924)
Net unrealized appreciation in value of investments	431,127

Net assets	6,093,277

Capital shares outstanding	512,498
Net asset value per share	$11.89

Investments, at cost	$2,473,722
Repurchase agreements, at cost	2,525,431

Total cost	$4,999,153
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $4,399)	$178,980
Interest	1,563

Total investment income	180,543

Expenses:
Management fees	55,235
Transfer agent and administrative fees	15,343
Distribution and service fees	15,343
Portfolio accounting fees	6,137
Trustees’ fees*	1,149
Audit and outside service fees	10,503
Miscellaneous	(975)

Total expenses	102,735

Net investment income	77,808

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	469,951
Futures contracts	(1,800,885)
Foreign currency	(354,127)

Net realized loss	(1,685,061)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(2,601,933)
Futures contracts	(490,410)
Foreign currency	51,749

Net unrealized depreciation	(3,040,594)

Net loss	(4,725,655)

Net decrease in net assets resulting from operations	$(4,647,847)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	167

 EUROPE 1.25x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$77,808	$136,383
Net realized gain (loss) during the period on investments	(1,685,061)	1,630,865
Net unrealized appreciation (depreciation) during the period on investments	(3,040,594)	2,263,618

Net increase (decrease) in net assets resulting from operations	(4,647,847)	4,030,866

Distributions to shareholders from:
Net investment income	—	(517,215)

Total distributions to shareholders	—	(517,215)

Capital share transactions:
Proceeds from sale of shares	40,618,336	87,899,479
Distributions reinvested	—	517,215
Cost of shares redeemed	(52,235,378)	(82,107,657)

Net increase (decrease) from capital share transactions	(11,617,042)	6,309,037

Net increase (decrease) in net assets	(16,264,889)	9,822,688
Net assets:
Beginning of period	22,358,166	12,535,478

End of period	$6,093,277	$22,358,166

Undistributed net investment income at end of period	$247,063	$169,255

Capital share activity:
Shares sold	2,724,026	6,090,427
Shares reinvested	—	29,811
Shares redeemed	(3,547,886)	(5,775,119)
168	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$16.73	$12.65	$29.95	$29.60	$23.84	$22.62

Income (loss) from investment operations:
Net investment income[b]	.09	.13	.55	.70	.70	.21
Net gain (loss) on securities (realized and unrealized)	(4.93)	4.31	(17.04)	3.26	6.31	1.23

Total from investment operations	(4.84)	4.44	(16.49)	3.96	7.01	1.44

Less distributions:
Dividends from net investment income	—	(.36)	(.19)	(.71)	(.48)	(.09)
Distributions from realized gains	—	—	(.62)	(2.90)	(.77)	(.13)

Total distributions	—	(.36)	(.81)	(3.61)	(1.25)	(.22)

Net asset value, end of period	$11.89	$16.73	$12.65	$29.95	$29.60	$23.84

Total Return[c]	(29.27% )	35.01%	(54.86% )	13.06%	29.51%	6.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,093	$22,358	$12,535	$82,833	$89,490	$25,954

Ratios to average net assets:
Net investment income	1.27%	0.90%	2.33%	2.18%	2.55%	0.94%
Total expenses	1.67%	1.71%	1.67%	1.63%	1.65%	1.63%

Portfolio turnover rate	169%	321%	111%	220%	219%	399%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	169

FUND PROFILE (Unaudited)
June 30, 2010

JAPAN 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average (the “underlying index”).
Inception: October 1, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

170	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 JAPAN 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 81.1%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$1,078,205	$1,078,205
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	1,078,205	1,078,205
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	1,078,205	1,078,205
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	1,078,205	1,078,205
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	975,375	975,375

Total Repurchase Agreements (Cost $5,288,195)		5,288,195

Total Investments - 81.1% (Cost $5,288,195)		$5,288,195

Cash & Other Assets, Less Liabilities – 18.9%		1,231,236

Total Net Assets – 100.0%		$6,519,431

†	Repurchase Agreements — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES PURCHASED(a)
September 2010 Japanese Yen Currency Futures Contracts
(Aggregate Market Value of Contracts $13,027,200)	92	$465,994

FUTURE CONTRACTS PURCHASED(a)
September 2010 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $12,989,225)	281	(292,919)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	171

 JAPAN 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2010

Assets:
Repurchase agreements, at value	$5,288,195

Total investments	5,288,195
Segregated cash with broker	1,919,001
Fund shares sold	739

Total assets	7,207,935

Liabilities:
Variation margin	176,265
Fund shares redeemed	494,600
Management fees	4,537
Custodian fees	199
Transfer agent/maintenance fees	1,513
Distribution and service fees	1,513
Portfolio accounting fees	605
Other	9,272

Total liabilities	688,504

Net assets	$6,519,431

Net assets consist of:
Paid in capital	15,535,075
Accumulated net investment loss	(53,924)
Accumulated net realized loss on sale of investments	(9,134,795)
Net unrealized appreciation in value of investments	173,075

Net assets	6,519,431

Capital shares outstanding	424,157
Net asset value per share	$15.37

Repurchase agreements, at cost	5,288,195

Total cost	$5,288,195
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$3,532

Total investment income	3,532

Expenses:
Management fees	28,355
Transfer agent and administrative fees	9,452
Distribution and service fees	9,452
Portfolio accounting fees	3,781
Trustees’ fees*	510
Audit and outside service fees	4,231
Miscellaneous	1,675

Total expenses	57,456

Net investment loss	(53,924)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Futures contracts	(1,518,991)

Net realized loss	(1,518,991)

Net unrealized appreciation (depreciation)
during the period on:
Futures contracts	3,954

Net unrealized appreciation	3,954

Net loss	(1,515,037)

Net decrease in net assets resulting from operations	$(1,568,961)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

172	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 JAPAN 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(53,924)	$(138,097)
Net realized gain (loss) during the period on investments	(1,518,991)	2,016,139
Net unrealized appreciation (depreciation) during the period on investments	3,954	(810,156)

Net increase (decrease) in net assets resulting from operations	(1,568,961)	1,067,886

Distributions to shareholders from:
Net investment income	—	(31,969)

Total distributions to shareholders	—	(31,969)

Capital share transactions:
Proceeds from sale of shares	37,561,908	69,313,593
Distributions reinvested	—	31,969
Cost of shares redeemed	(37,883,354)	(75,075,537)

Net decrease from capital share transactions	(321,446)	(5,729,975)

Net decrease in net assets	(1,890,407)	(4,694,058)
Net assets:
Beginning of period	8,409,838	13,103,896

End of period	$6,519,431	$8,409,838

Accumulated net investment loss at end of period	$(53,924)	$—

Capital share activity:
Shares sold	2,041,941	4,318,134
Shares reinvested	—	1,917
Shares redeemed	(2,070,627)	(4,736,245)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	173

 JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$18.57	$15.08	$22.73	$27.13	$33.42	$27.77

Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.23)	.05	.88	1.02	.48
Net gain (loss) on securities (realized and unrealized)	(3.07)	3.79	(7.86)	(3.83)	.50	5.17

Total from investment operations	(3.20)	3.56	(7.81)	(2.95)	1.52	5.65

Less distributions:
Dividends from net investment income	—	(.07)	(.13)	(1.45)	(1.29)	—
Distributions from realized gains	—	—	—	—	(6.52)	—

Total distributions	—	(.07)	(.13)	(1.45)	(7.81)	—
Payments By Affiliates[d]	—	—	.29	—	—	—

Net asset value, end of period	$15.37	$18.57	$15.08	$22.73	$27.13	$33.42

Total Return[c]	(17.23% )	23.68%	(32.97% )	(11.23% )	5.14%	20.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,519	$8,410	$13,104	$15,568	$30,510	$55,219

Ratios to average net assets:
Net investment income (loss)	(1.43% )	(1.49% )	0.25%	3.32%	2.99%	1.72%
Total expenses	1.52%	1.60%	1.65%	1.64%	1.63%	1.70%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Excluding the reimbursement, the Fund’s total return would have been (34.25)%.
174	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”).
Inception: September 30, 2005

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as index swap agreements, futures contracts, and options on index futures.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	175

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 STRENGTHENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 29.3%
Farmer Mac* 0.11% due 07/01/10	$2,000,000	$2,000,000
Federal Home Loan Bank* 0.05% due 07/06/10	2,000,000	1,999,986

Total Federal Agency Discount Notes (Cost $3,999,986)		3,999,986

REPURCHASE AGREEMENTS(b)† - 58.4%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	1,621,404	1,621,404
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	1,621,404	1,621,404
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	1,621,404	1,621,404
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	1,621,404	1,621,404
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,466,773	1,466,773
Total Repurchase Agreements (Cost $7,952,389)		7,952,389

Total Investments - 87.7% (Cost $11,952,375)		$11,952,375

Cash & Other Assets, Less Liabilities – 12.3%		1,675,397

Total Net Assets – 100.0%		$13,627,772

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURE CONTRACTS PURCHASED(a)
September 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $24,527,660)	284	$(515,450)

	UNITS
CURRENCY INDEX SWAP AGREEMENT(b)
Goldman Sachs International August 2010 U.S. Dollar Index Swap, Terminating 08/27/10†† (Notional Market Value
$2,897,743)	33,574	$10,910

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
176	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$3,999,986
Repurchase agreements, at value	7,952,389

Total investments	11,952,375
Segregated cash with broker	1,326,295
Unrealized appreciation on swap agreement	10,910
Variation margin	7,224
Fund shares sold	816,890

Total assets	14,113,694

Liabilities:
Swap settlement	455,289
Fund shares redeemed	257
Management fees	12,652
Custodian fees	464
Transfer agent/maintenance fees	3,514
Distribution and service fees	3,514
Portfolio accounting fees	1,406
Other	8,826

Total liabilities	485,922

Net assets	$13,627,772

Net assets consist Of:
Paid in capital	15,168,846
Accumulated net investment loss	(98,254)
Accumulated net realized loss on sale of investments	(938,280)
Net unrealized depreciation in value of investments	(504,540)

Net assets	13,627,772

Capital shares outstanding	1,686,827
Net asset value per share	$8.08

Investments, at cost	$3,999,986
Repurchase agreements, at cost	7,952,389

Total cost	$11,952,375
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$7,864

Total investment income	7,864

Expenses:
Management fees	57,098
Transfer agent and administrative fees	15,861
Distribution and service fees	15,861
Portfolio accounting fees	6,344
Trustees’ fees*	611
Miscellaneous	10,343

Total expenses	106,118

Net investment loss	(98,254)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Currency index swaps	(82,889)
Futures contracts	2,145,753

Net realized gain	2,062,864

Net unrealized appreciation (depreciation)
during the period on:
Currency index swaps	(68,995)
Futures contracts	(657,051)

Net unrealized depreciation	(726,046)

Net realized and unrealized gain	1,336,818

Net increase in net assets resulting from operations	$1,238,564

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	177

 STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(98,254)	$(93,045)
Net realized gain (loss) during the period on investments	2,062,864	(2,009,336)
Net unrealized appreciation (depreciation) during the period on investments	(726,046)	772,300

Net increase (decrease) in net assets resulting from operations	1,238,564	(1,330,081)

Distributions to shareholders from:
Net realized gain on investments	—	(2,363,329)

Total distributions to shareholders	—	(2,363,329)

Capital share transactions:
Proceeds from sale of shares	81,515,035	101,503,797
Distributions reinvested	—	2,363,329
Cost of shares redeemed	(76,651,256)	(99,671,863)

Net increase from capital share transactions	4,863,779	4,195,263

Net increase in net assets	6,102,343	501,853
Net assets:
Beginning of period	7,525,429	7,023,576

End of period	$13,627,772	$7,525,429

Accumulated net investment loss at end of period	$(98,254)	$—

Capital share activity:
Shares sold	10,891,041	6,089,566
Shares reinvested	—	367,547
Shares redeemed	(10,297,588)	(5,694,228)
178	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2010[a]		2009	2008		2007	2006	2005[b]
Per Share Data
Net asset value, beginning of period	$6.88		$21.25	$20.13		$22.59	$25.62	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)		(.27)	(.08)		.70	.79	.14
Net gain (loss) on securities (realized and unrealized)	1.26		(3.82)	1.20		(3.16)	(3.51)	.65

Total from investment operations	1.20		(4.09)	1.12		(2.46)	(2.72)	.79

Less distributions:
Dividends from net investment income	—		—	—		—	(.31)	(.17)
Distributions from realized gains	—		(10.28)	—		—	—	—

Total distributions	—		(10.28)	—		—	(.31)	(.17)

Net asset value, end of period	$8.08		$6.88	$21.25		$20.13	$22.59	$25.62

Total Return[d]	17.44%		(15.84% )	5.56%		(10.89% )	(10.63% )	3.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,628		$7,525	$7,024		$4,006	$3,067	$1,250

Ratios to average net assets:
Net investment income (loss)	(1.55%	)	(1.57% )	(0.41%	)	3.26%	3.33%	2.11%	[e]
Total expenses	1.67%		1.72%	1.69%		1.61%	1.65%	1.78%	[e]

Portfolio turnover rate	—		—	—		—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations September 30, 2005 – Strengthening Dollar 2x Strategy Fund.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	179

FUND PROFILE (Unaudited)
June 30, 2010

WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”).
Inception: September 30, 2005

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative instruments such as index swap agreements, future contracts, and options on index futures.

180	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 WEAKENING DOLLAR 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 95.2%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$501,015	$501,015
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	501,015	501,015
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	501,015	501,015
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	501,015	501,015
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	453,233	453,233

Total Repurchase Agreements
(Cost $2,457,293)		2,457,293

Total Investments - 95.2%
(Cost $2,457,293)		$2,457,293

Cash & Other Assets, Less Liabilities – 4.8%		124,861

Total Net Assets – 100.0%		$2,582,154

		UNREALIZED
	CONTRACTS	GAIN

CURRENCY FUTURES CONTRACTS SOLD SHORT(a)
September 2010 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $4,145,520)	48	$98,770

	UNITS
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT(b)
Goldman Sachs International August 2010 U.S. Dollar Index Swap, Terminating 08/27/10†† (Notional Market Value $1,038,517)	12,033	$5,571

†	Repurchase Agreements — See Note 6.

††	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	181

WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Repurchase agreements, at value	$2,457,293

Total investments	2,457,293
Segregated cash with broker	222,638
Unrealized appreciation on swap agreement	5,571

Total assets	2,685,502

Liabilities:
Swap settlement	33,476
Variation margin	1,194
Fund shares redeemed	58,114
Management fees	1,780
Custodian fees	65
Transfer agent/maintenance fees	495
Distribution and service fees	495
Portfolio accounting fees	198
Other	7,531

Total liabilities	103,348

Net assets	$2,582,154

Net assets consist of:
Paid in capital	5,388,718
Accumulated net investment loss	(28,376)
Accumulated net realized loss on sale of investments	(2,882,529)
Net unrealized appreciation in value of investments	104,341

Net assets	2,582,154

Capital shares outstanding	120,341
Net asset value per share	$21.46

Repurchase agreements, at cost	$2,457,293

Total cost	$2,457,293
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$2,181

Total Investment Income	2,181

Expenses:
Management fees	16,516
Transfer agent and administrative fees	4,588
Distribution and service fees	4,588
Portfolio accounting fees	1,835
Trustees’ fees*	284
Audit and outside service fees	2,494
Miscellaneous	252

Total expenses	30,557

Net investment loss	(28,376)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Currency index swaps	(349,770)
Futures contracts	(875,421)

Net realized loss	(1,225,191)

Net unrealized appreciation (depreciation) during the period on:
Currency index swaps	9,210
Futures contracts	321,219

Net unrealized appreciation	330,429

Net loss	(894,762)

Net decrease in net assets resulting from operations	$(923,138)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
182	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(28,376)	$(118,114)
Net realized gain (loss) during the period on investments	(1,225,191)	965,487
Net unrealized appreciation (depreciation) during the period on investments	330,429	(759,018)

Net increase (decrease) in net assets resulting from operations	(923,138)	88,355

Distributions to shareholders from:
Net investment income	—	(2,390)

Total distributions to shareholders	—	(2,390)

Capital share transactions:
Proceeds from sale of shares	11,867,024	59,861,148
Distributions reinvested	—	2,390
Cost of shares redeemed	(13,269,693)	(66,006,661)

Net decrease from capital share transactions	(1,402,669)	(6,143,123)

Net decrease in net assets	(2,325,807)	(6,057,158)
Net assets:
Beginning of period	4,907,961	10,965,119

End of period	$2,582,154	$4,907,961

Accumulated net investment loss at end of period	$(28,376)	$—

Capital share activity:
Shares sold	486,166	2,482,978
Shares reinvested	—	83
Shares redeemed	(549,309)	(2,736,491)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	183

 WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005[b]
Per Share Data
Net asset value, beginning of period	$26.75	$25.10	$28.60	$27.51	$24.31	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.40)	.07	.89	.93	.15
Net gain (loss) on securities (realized and unrealized)	(5.11)	2.06	(3.57)	4.15	3.14	(.78)

Total from investment operations	(5.29)	1.66	(3.50)	5.04	4.07	(.63)

Less distributions:
Dividends from net investment income	—	(.01)	—	(3.95)	(.86)	(.06)
Distributions from realized gains	—	—	—	—	(.01)	—

Total distributions	—	(.01)	—	(3.95)	(.87)	(.06)

Net asset value, end of period	$21.46	$26.75	$25.10	$28.60	$27.51	$24.31

Total Return[d]	(19.78% )	6.61%	(12.24% )	18.12%	16.72%	(2.53% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,582	$4,908	$10,965	$13,579	$11,155	$2,954

Ratios to average net assets:
Net investment income (loss)	(1.55% )	(1.58% )	0.23%	3.02%	3.46%	2.28% [e]
Total expenses	1.67%	1.71%	1.68%	1.64%	1.65%	1.76% [e]

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations September 30, 2005 — Weakening Dollar 2x Strategy Fund.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized
184	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

REAL ESTATE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”), (collectively, “Real Estate Companies”).
Inception: October 1, 2001

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Simon Property Group, Inc.	3.3%
Public Storage	2.7%
Vornado Realty Trust	2.5%
Equity Residential	2.3%
Annaly Capital Management, Inc.	2.2%
Boston Properties, Inc.	2.1%
HCP, Inc.	2.1%
Host Hotels & Resorts, Inc.	2.0%
Ventas, Inc.	1.9%
AvalonBay Communities, Inc.	1.8%

Top Ten Total	22.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	185

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 REAL ESTATE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.9%

REAL ESTATE INVESTMENT TRUSTS (REIT) - 91.6%
SPECIALIZED REIT - 26.1%
Public Storage	11,360	$998,658
HCP, Inc.	24,069	776,225
Host Hotels & Resorts, Inc.	53,830	725,628
Ventas, Inc.	14,590	685,000
Plum Creek Timber Company, Inc.	17,110	590,808
Health Care REIT, Inc.	13,754	579,318
Nationwide Health Properties, Inc.	14,763	528,073
Rayonier, Inc.	10,726	472,159
Senior Housing Properties Trust	20,012	402,441
Hospitality Properties Trust	19,022	401,364
Omega Healthcare Investors, Inc.	17,309	344,968
Entertainment Properties Trust	8,704	331,361
Healthcare Realty Trust, Inc.	13,582	298,397
Potlatch Corp.	8,233	294,165
LaSalle Hotel Properties	14,100	290,037
DiamondRock Hospitality Co.*	34,075	280,097
Extra Space Storage, Inc.	19,994	277,917
Medical Properties Trust, Inc.	27,871	263,102
Sunstone Hotel Investors, Inc.*	24,010	238,419
Sovran Self Storage, Inc.	6,450	222,074
U-Store-It Trust	27,980	208,731
Hersha Hospitality Trust	43,370	196,032
National Health Investors, Inc.	3,710	143,058

Total Specialized REIT		9,548,032

RETAIL REIT - 18.8%
Simon Property Group, Inc.	14,996	1,210,927
Kimco Realty Corp.	42,997	577,880
Macerich Co.	14,494	540,916
Federal Realty Investment Trust	7,394	519,576
General Growth Properties, Inc.	38,050	504,543
Realty Income Corp.	14,702	445,912
Regency Centers Corp.	12,077	415,449
Developers Diversified Realty Corp.	38,100	377,190
Weingarten Realty Investors	19,478	371,056
Taubman Centers, Inc.	9,278	349,131
National Retail Properties, Inc.	15,817	339,117
Tanger Factory Outlet Centers	8,093	334,888
CBL & Associates Properties, Inc.	25,782	320,728
Equity One, Inc.	13,740	214,344
Pennsylvania Real Estate Investment Trust	16,020	195,764
Acadia Realty Trust	10,921	183,691

Total Retail REIT		6,901,112

OFFICE REIT - 15.1%
Boston Properties, Inc.	10,907	778,105
Digital Realty Trust, Inc.	9,699	559,438
SL Green Realty Corp.	9,100	500,864
Duke Realty Corp.	35,637	404,480
Alexandria Real Estate Equities, Inc.	6,356	402,780

		MARKET
	SHARES	VALUE

Corporate Office Properties Trust SBI	10,114	$381,905
Mack-Cali Realty Corp.	12,735	378,612
Highwoods Properties, Inc.	12,344	342,669
BioMed Realty Trust, Inc.	20,719	333,369
Douglas Emmett, Inc.	22,906	325,723
CommonWealth REIT	50,500	313,605
Kilroy Realty Corp.	10,186	302,830
Brandywine Realty Trust	27,367	294,195
Lexington Realty Trust	38,305	230,213

Total Office REIT		5,548,788

RESIDENTIAL REIT - 13.7%
Equity Residential	20,273	844,168
AvalonBay Communities, Inc.	7,260	677,866
UDR, Inc.	22,994	439,875
Essex Property Trust, Inc.	4,351	424,397
Camden Property Trust	9,733	397,593
BRE Properties, Inc.	10,051	371,183
Apartment Investment &
Management Co. — Class A	18,746	363,110
Mid-America Apartment Communities, Inc.	6,180	318,085
Home Properties, Inc.	7,018	316,301
Equity Lifestyle Properties, Inc.	6,300	303,849
American Campus Communities, Inc.	11,110	303,192
Post Properties, Inc.	11,224	255,122

Total Residential REIT		5,014,741

MORTGAGE REIT - 6.6%
Annaly Capital Management, Inc.	46,745	801,677
MFA Financial, Inc.	50,397	372,938
Redwood Trust, Inc.	18,432	269,844
Hatteras Financial Corp.	9,159	254,803
Anworth Mortgage Asset Corp.	34,266	243,974
American Capital Agency Corp.	8,830	233,289
Capstead Mortgage Corp.	20,615	228,002

Total Mortgage REIT		2,404,527

DIVERSIFIED REIT - 6.4%
Vornado Realty Trust	12,442	907,644
Liberty Property Trust	15,600	450,060
Washington Real Estate Investment Trust	11,886	327,935
Colonial Properties Trust	17,410	252,967
Cousins Properties, Inc.	31,577	212,829
PS Business Parks, Inc.	3,410	190,210

Total Diversified REIT		2,341,645

INDUSTRIAL REIT - 4.9%
ProLogis	53,416	541,104
AMB Property Corp.	20,667	490,015
DuPont Fabros Technology, Inc.	12,570	308,719
DCT Industrial Trust, Inc.	53,120	240,102
EastGroup Properties, Inc.	5,850	208,143

Total Industrial REIT		1,788,083

Total Real Estate Investment Trusts (REIT)		33,546,928

186	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 REAL ESTATE FUND

		MARKET
	SHARES	VALUE

REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.3%
REAL ESTATE SERVICES - 2.5%
CB Richard Ellis Group, Inc. — Class A*	37,136	$505,421
Jones Lang LaSalle, Inc.	6,258	410,775

Total Real Estate Services		916,196

DIVERSIFIED REAL ESTATE ACTIVITIES - 2.2%
Brookfield Asset Management, Inc. — Class A	19,880	449,686
St. Joe Co.*	15,805	366,044

Total Diversified Real Estate Activities		815,730

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
Forest City Enterprises, Inc. — Class A*	28,798	325,993
E-House China Holdings Ltd. ADR	19,760	292,646

Total Real Estate Management & Development		618,639

REAL ESTATE OPERATING COMPANIES - 0.9%
Brookfield Properties Corp.	24,100	338,364

Total Real Estate Management & Development		2,688,929

Total Common Stocks
(Cost $27,544,717)		36,235,857

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b)† - 1.5%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$563,761	$563,761

Total Repurchase Agreement
(Cost $563,761)		563,761

Total Investments - 100.4%
(Cost $28,108,478)		$36,799,618

Liabilities, Less Cash & Other Assets – (0.4)%		(152,036)

Total Net Assets – 100.0%		$36,647,582

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	187

 REAL ESTATE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$36,235,857
Repurchase agreement, at value	563,761

Total investments	36,799,618
Cash	5,178
Securities sold	2,121,851
Fund shares sold	21,321
Dividends	173,360

Total assets	39,121,328

Liabilities:
Fund shares redeemed	2,402,494
Management fees	26,090
Custodian fees	1,013
Transfer agent/maintenance fees	7,673
Distribution and service fees	7,673
Portfolio accounting fees	3,070
Other	25,733

Total liabilities	2,473,746

Net assets	$36,647,582

Net assets consist of:
Paid in capital	48,068,002
Undistributed net investment income	900,167
Accumulated net realized loss on sale of investments	(21,011,727)
Net unrealized appreciation in value of investments	8,691,140

Net assets	36,647,582

Capital shares outstanding	1,650,920
Net asset value per share	$22.20

Investments, at cost	$27,544,717
Repurchase agreement, at cost	563,761

Total cost	$28,108,478
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,592)	$619,882
Interest	128

Total investment income	620,010

Expenses:
Management fees	154,517
Transfer agent and administrative fees	45,446
Distribution and service fees	45,446
Portfolio accounting fees	18,178
Trustees’ fees*	2,318
Audit and outside service fees	16,610
Miscellaneous	12,573

Total expenses	295,088

Net investment income	324,922

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(699,267)

Net realized loss	(699,267)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(374,733)

Net unrealized depreciation	(374,733)

Net loss	(1,074,000)

Net decrease in net assets resulting from operations	$(749,078)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

188	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 REAL ESTATE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$324,922	$575,246
Net realized loss during the period on investments	(699,267)	(3,131,780)
Net unrealized appreciation (depreciation) during the period on investments	(374,733)	8,199,313

Net increase (decrease) in net assets resulting from operations	(749,078)	5,642,779

Distributions to shareholders from:
Net investment income	—	(674,166)

Total distributions to shareholders	—	(674,166)

Capital share transactions:
Proceeds from sale of shares	87,673,661	111,717,937
Distributions reinvested	—	674,166
Cost of shares redeemed	(84,149,028)	(98,925,973)

Net increase from capital share transactions	3,524,633	13,466,130

Net increase in net assets	2,775,555	18,434,743
Net assets:
Beginning of period	33,872,027	15,437,284

End of period	$36,647,582	$33,872,027

Undistributed net investment income at end of period	$900,167	$575,245

Capital share activity:
Shares sold	3,825,760	6,121,767
Shares reinvested	—	33,408
Shares redeemed	(3,755,026)	(5,456,422)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	189

 REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$21.44	$17.51	$34.35	$50.25	$40.30	$38.02

Income (loss) from investment operations:
Net investment income[b]	.20	.50	.79	.63	.72	.71
Net gain (loss) on securities (realized and unrealized)	.56	3.90	(15.47)	(10.02)	11.68	2.01

Total from investment operations	.76	4.40	(14.68)	(9.39)	12.40	2.72

Less distributions:
Dividends from net investment income	—	(.47)	(.20)	(1.09)	(.83)	(.44)
Distributions from realized gains	—	—	(1.96)	(5.42)	(1.62)	—

Total distributions	—	(.47)	(2.16)	(6.51)	(2.45)	(.44)

Net asset value, end of period	$22.20	$21.44	$17.51	$34.35	$50.25	$40.30

Total Return[c]	3.54%	25.27%	(41.64% )	(19.12% )	30.72%	7.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,648	$33,872	$15,437	$31,757	$83,181	$29,074

Ratios to average net assets:
Net investment income	1.79%	2.83%	2.61%	1.28%	1.54%	1.84%
Total expenses	1.62%	1.65%	1.62%	1.60%	1.60%	1.59%

Portfolio turnover rate	204%	450%	288%	226%	532%	774%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
190	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund’s current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.
Inception: August 18, 1997

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in U.S. Government securities and in derivative instruments such as futures and options contracts.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	191

1

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS(a) - 39.5%
U.S. Treasury Bond 4.38% due 05/15/40	$13,808,000	$14,973,050

Total U.S. Treasury Obligations (Cost $14,199,643)		14,973,050

FEDERAL AGENCY DISCOUNT NOTES(b) - 26.4%
Fannie Mae* 0.15% due 09/22/10	3,000,000	2,999,307
Freddie Mac* 0.16% due 09/27/10	3,000,000	2,999,268
Federal Home Loan Bank** 0.00% due 07/02/10	2,000,000	2,000,000
Farmer Mac** 0.02% due 07/02/10	2,000,000	1,999,999

Total Federal Agency Discount Notes (Cost $9,997,788)		9,998,574

REPURCHASE AGREEMENTS(b)† - 30.7%
UBS Financial Services, Inc. issued 06/30/10 At 0.01% Due 07/01/10	2,368,569	2,368,569
Morgan Stanley issued 06/30/10 At 0.01% Due 07/01/10	2,368,569	2,368,569
Mizuho Financial Group, Inc. issued 06/30/10 At 0.00% Due 07/01/10	2,368,569	2,368,569
HSBC Group issued 06/30/10 At 0.00% Due 07/01/10	2,368,569	2,368,569
Credit Suisse Group issued 06/30/10 At 0.01% Due 07/01/10	2,142,681	2,142,681

Total Repurchase Agreements (Cost $11,616,957)		11,616,957

Total Investments - 96.6% (Cost $35,814,388)		$36,588,581

Cash & Other Assets, Less Liabilities – 3.4%		1,293,010

Total Net Assets – 100.0%		$37,881,591

		UNREALIZED
	CONTRACTS	GAIN

FUTURE CONTRACTS PURCHASED(a)
September 2010 Ultra Long-Term U.S.Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $32,934,688)	242	$789,583

*	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	The issuer is a publicly traded company the operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
192	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

 GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$24,971,624
Repurchase agreements, at value	11,616,957

Total investments	36,588,581
Segregated cash with broker	592,500
Variation margin	259,209
Fund shares sold	651,222
Interest	77,155

Total assets	38,168,667

Liabilities:
Fund shares redeemed	201,295
Management fees	16,328
Custodian fees	1,099
Transfer agent/maintenance fees	6,531
Distribution and service fees	8,164
Portfolio accounting fees	3,265
Other	50,394

Total liabilities	287,076

Net assets	$37,881,591

Net assets consist of:
Paid in capital	42,634,966
Accumulated net investment loss	(1,640)
Accumulated net realized loss on sale of investments	(6,315,511)
Net unrealized appreciation in value of investments	1,563,776

Net assets	37,881,591

Capital shares outstanding	4,882,817
Net asset value per share	$7.76

Investments, at cost	$24,197,431
Repurchase agreements, at cost	11,616,957

Total cost	$35,814,388
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$1,115,578

Total investment income	1,115,578

Expenses:
Management fees	141,987
Transfer agent and administrative fees	56,795
Distribution and service fees	70,994
Portfolio accounting fees	28,397
Trustees’ fees*	2,749
Miscellaneous	47,632

Total expenses	348,554

Net investment income	767,024

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	575,638
Futures contracts	449,882

Net realized gain	1,025,520

Net unrealized appreciation (depreciation) during the period on:
Investment securities	770,891
Futures contracts	1,105,606

Net unrealized appreciation	1,876,497

Net realized and unrealized gain	2,902,017

Net increase in net assets resulting from operations	$3,669,041

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	193

3

 GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$767,024	$819,528
Net realized gain (loss) during the period on investments	1,025,520	(5,003,952)
Net unrealized appreciation (depreciation) during the period on investments	1,876,497	(12,040,892)

Net increase (decrease) in net assets resulting from operations	3,669,041	(16,225,316)

Distributions to shareholders from:
Net investment income	(776,062)	(812,130)
Net realized gain on investments	—	(14,815,101)

Total distributions to shareholders	(776,062)	(15,627,231)

Capital share transactions:
Proceeds from sale of shares	345,033,322	381,138,369
Distributions reinvested	776,060	15,627,099
Cost of shares redeemed	(334,912,460)	(404,415,440)

Net increase (decrease) from capital share transactions	10,896,922	(7,649,972)

Net increase (decrease) in net assets	13,789,901	(39,502,519)
Net assets:
Beginning of period	24,091,690	63,594,209

End of period	$37,881,591	$24,091,690

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(1,640)	$7,398

Capital share activity:
Shares sold	50,308,190	33,665,126
Shares reinvested	114,408	2,156,176
Shares redeemed	(49,194,917)	(35,854,023)
194	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

 GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$6.59	$17.24	$12.24	$11.56	$12.38	$11.88

Income (loss) from investment operations:
Net investment income[b]	.09	.28	.35	.41	.42	.41
Net gain (loss) on securities (realized and unrealized)	1.17	(5.33)	5.00	.68	(.82)	.50

Total from investment operations	1.26	(5.05)	5.35	1.09	(.40)	.91

Less distributions:
Dividends from net investment income	(.09)	(.28)	(.35)	(.41)	(.42)	(.41)
Distributions from realized gains	—	(5.32)	—	—	—	—

Total distributions	(.09)	(5.60)	(.35)	(.41)	(.42)	(.41)

Net asset value, end of period	$7.76	$6.59	$17.24	$12.24	$11.56	$12.38

Total Return[c]	19.32%	(31.54% )	44.87%	9.77%	(3.14% )	7.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,882	$24,092	$63,594	$52,250	$50,420	$60,160

Ratios to average net assets:
Net investment income	2.70%	2.29%	2.75%	3.60%	3.66%	3.30%
Total expenses	1.23%	1.26%	1.22%	1.20%	1.20%	1.18%

Portfolio turnover rate	1,167%	1,694%	1,372%	1,367%	1,339%	1,284%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	195

5

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: Seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund’s current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.
Inception: May 1, 2003

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in short sales and derivative instruments such as futures contracts, and options on index futures.
196	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 23.8%
Farmer Mac* 0.11% due 07/01/10	$2,000,000	$2,000,000
Federal Home Loan Bank* 0.05% due 07/06/10	2,000,000	1,999,986

Total Federal Agency Discount Notes
(Cost $3,999,986)		3,999,986

REPURCHASE AGREEMENTS(b)† - 162.5%
Joint Repurchase Agreements
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	2,698,786	2,698,786
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	2,698,786	2,698,786
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	2,698,786	2,698,786
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	2,698,786	2,698,786
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	2,441,406	2,441,406
Individual Repurchase Agreement††
Barclays Capital
issued 06/30/10 at (0.10)% due 07/01/10 (Secured by a U.S. Treasury Bond, at a rate of 4.38% and maturing 05/15/40 as collateral, with a Market Value of $14,359,417) to be repurchased at

$14,077,821	14,077,860	14,077,860

Total Repurchase Agreements
(Cost $27,314,410)		27,314,410

Total Long Securities - 186.3%
(Cost $31,314,396)		$31,314,396

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS SOLD SHORT(a) (84.2)%
U.S. Treasury Bond 4.38% due 05/15/40	$13,051,000	$(14,152,178)

Total U.S. Treasury Obligations
Sold Short (Proceeds $13,720,731)		(14,152,178)

Liabilities, Less Cash & Other Assets – (2.1)%		(356,911)

Total Net Assets – 100.0%		$16,805,307

		Unrealized
	CONTRACTS	Loss

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 Ultra Long-Term U.S.Treasury Bond Futures Contracts (Aggregate Market Value of Contracts $2,857,969)	21	$(89,564)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 6.

††	All or portion of this security is pledged as short security collateral at June 30, 2010.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	197

 INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$3,999,986
Repurchase agreements, at value	27,314,410

Total investments	31,314,396
Segregated cash with broker	52,500
Fund shares sold	73,518

Total assets	31,440,414

Liabilities:
Securities sold short, at value	14,152,178
Variation margin	22,969
Securities purchased	249,406
Fund shares redeemed	97,904
Management fees	12,182
Custodian fees	447
Transfer agent/maintenance fees	3,384
Distribution and service fees	3,384
Portfolio accounting fees	1,354
Short sales interest	74,209
Other	17,690

Total liabilities	14,635,107

Net assets	$16,805,307

Net assets consist of:
Paid in capital	31,721,056
Accumulated net investment loss	(522,659)
Accumulated net realized loss on sale of investments	(13,872,079)
Net unrealized depreciation in value of investments	(521,011)

Net assets	16,805,307

Capital shares outstanding	1,234,754
Net asset value per share	$13.61

Investments, at cost	$3,999,986
Repurchase agreements, at cost	27,314,410

Total cost	$31,314,396
Securities sold short, proceeds	13,720,731
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$17,362

Total investment income	17,362

Expenses:
Management fees	90,053
Transfer agent and administrative fees	25,015
Distribution and service fees	25,015
Portfolio accounting fees	10,006
Trustees’ fees*	1,328
Short sales interest expense	373,163
Miscellaneous	15,441

Total expenses	540,021

Net investment loss	(522,659)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(1,005,137)
Futures contracts	(377,198)

Net realized loss	(1,382,335)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,262,948)
Futures contracts	(365,347)

Net unrealized depreciation	(1,628,295)

Net loss	(3,010,630)

Net decrease in net assets resulting from operations	$(3,533,289)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
198	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(522,659)	$(424,042)
Net realized gain (loss) during the period on investments	(1,382,335)	2,762,077
Net unrealized appreciation (depreciation) during the period on investments	(1,628,295)	934,857

Net increase (decrease) in net assets resulting from operations	(3,533,289)	3,272,892

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	222,053,908	325,040,627
Cost of shares redeemed	(229,655,138)	(310,998,588)

Net increase (decrease) from capital share transactions	(7,601,230)	14,042,039

Net increase (decrease) in net assets	(11,134,519)	17,314,931
Net assets:
Beginning of period	27,939,826	10,624,895

End of period	$16,805,307	$27,939,826

Accumulated net investment loss at end of period	$(522,659)	$—

Capital share activity:
Shares sold	14,357,635	20,562,501
Shares redeemed	(14,843,568)	(19,623,167)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	199

 INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$16.24		$13.60	$19.58	$21.55	$20.80	$21.95

Income (loss) from investment operations:
Net investment income (loss)[b]	(.39)		(.33)	(.21)	.70	.69	(.07)
Net gain (loss) on securities (realized and unrealized)	(2.24)		2.97	(5.68)	(1.67)	.97	(1.08)

Total from investment operations	(2.63)		2.64	(5.89)	(.97)	1.66	(1.15)

Less distributions:
Dividends from net investment income	—		—	(.09)	(1.00)	(.91)	—

Total distributions	—		—	(.09)	(1.00)	(.91)	—

Net asset value, end of period	$13.61		$16.24	$13.60	$19.58	$21.55	$20.80

Total Return[c]	(16.19%	)	19.41%	(30.21% )	(4.51% )	8.11%	(5.24% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,805		$27,940	$10,625	$17,611	$29,246	$29,671

Ratios to average net assets:
Net investment income (loss)	(5.22%	)	2.09%	(1.12% )	3.17%	3.08%	(0.33% )
Total expenses	5.40%		2.23%	4.12%	3.83%	5.12%	5.11%
Operating expenses[d]	1.67%		1.71%	1.65%	1.63%	1.63%	1.63%

Portfolio turnover rate	1,453%		—	2,851%	1,123%	597%	589%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating Expense exclude interest and dividend expense from securities sold short.
200	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

U.S. GOVERNMENT MONEY MARKET FUND
OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.
Inception: May 7, 1997

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	201

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 U.S. GOVERNMENT MONEY MARKET FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 42.2%
Freddie Mac 0.26% due 10/26/10	$25,000,000	$24,978,875
0.23% due 11/02/10	10,000,000	9,992,078
Fannie Mae 0.30% due 12/01/10	25,000,000	24,968,125
0.16% due 07/28/10	10,000,000	9,998,800
Farmer Mac 0.17% due 08/05/10	12,000,000	11,998,017
0.28% due 12/28/10	10,000,000	9,986,000
Federal Home Loan Bank 0.15% due 07/09/10	10,000,000	9,999,666
0.21% due 09/20/10	10,000,000	9,995,275
Federal Farm Credit 0.18% due 10/08/10	10,000,000	9,995,050

Total Federal Agency Discount Notes
(Cost $121,911,886)		121,911,886

WORLD BANK DISCOUNT NOTE(b) - 3.5%
World Bank
0.32% due 10/01/10	10,000,000	9,991,822

Total World Bank Discount Note
(Cost $9,991,822)		9,991,822

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† - 53.3%
UBS Financial Services, Inc.
issued 06/30/10 at 0.01%
due 07/01/10	$31,392,975	$31,392,975
Morgan Stanley
issued 06/30/10 at 0.01%
due 07/01/10	31,392,975	31,392,975
Mizuho Financial Group, Inc.
issued 06/30/10 at 0.00%
due 07/01/10	31,392,975	31,392,975
HSBC Group
issued 06/30/10 at 0.00%
due 07/01/10	31,392,975	31,392,975
Credit Suisse Group
issued 06/30/10 at 0.01%
due 07/01/10	28,399,038	28,399,038

Total Repurchase Agreements
(Cost $153,970,938)		153,970,938

Total Investments - 99.0%
(Cost $285,874,646)		$285,874,646

Cash & Other Assets,
Less Liabilities – 1.0%		2,890,362

Total Net Assets – 100.0%		$288,765,008

(b)	Value determined based on Level 2 inputs — See Note 7.

†	Repurchase Agreements — See Note 6.
202	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$131,903,708
Repurchase agreements, at value	153,970,938

Total investments	285,874,646
Fund shares sold	3,349,286
Interest	21

Total assets	289,223,953

Liabilities:
Fund shares redeemed	119,003
Custodian fees	8,538
Transfer agent/maintenance fees	819
Portfolio accounting fees	1,103
Other	329,482

Total liabilities	458,945

Net assets	$288,765,008

Net assets consist of:
Paid in capital	288,749,755
Undistributed net investment income	7,493
Undistributed net realized gain on sale of
investments	7,760
Net unrealized appreciation in value of
investments	—

Net assets	288,765,008

Capital shares outstanding	288,769,356
Net asset value per share	$1.00

Investments, at cost	$131,903,708
Repurchase agreements, at cost	153,970,938

Total cost	$285,874,646
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$207,832

Total investment income	207,832

Expenses:
Management fees	635,620
Transfer agent and administrative fees	254,251
Distribution and service fees	317,810
Portfolio accounting fees	124,138
Trustees’ fees*	14,584
Audit and outside service fees	121,026
Miscellaneous	81,711

Total expenses	1,549,140

Less:
Expenses waived by Service Company	(364,012)
Expenses waived by Distributor	(317,810)
Expenses waived by Advisor	(666,446)

Total waived expenses	(1,348,268)

Net expenses	200,872

Net investment income	6,960

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period	—

Net unrealized appreciation (depreciation)
during the period	—

Net increase in net assets resulting from operations	$6,960

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	203

 U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$6,960	$61,155
Net realized gain during the period on investments	—	7,951
Net unrealized appreciation during the period on investments	—	—

Net increase in net assets resulting from operations	6,960	69,106

Distributions to shareholders from:
Net investment income	(6,960)	(61,159)
Net realized gain on investments	—	(76,221)

Total distributions to shareholders	(6,960)	(137,380)

Capital share transactions:
Proceeds from sale of shares	515,759,354	1,108,889,448
Distributions reinvested	6,960	137,380
Cost of shares redeemed	(458,452,621)	(1,238,453,140)

Net increase (decrease) from capital share transactions	57,313,693	(129,426,312)

Net increase (decrease) in net assets	57,313,693	(129,494,586)
Net assets:
Beginning of period	231,451,315	360,945,901

End of period	$288,765,008	$231,451,315

Undistributed net investment income at end of period	$7,493	$7,493

Capital share activity:
Shares sold	515,759,354	1,108,889,444
Shares reinvested	6,960	137,380
Shares redeemed	(458,452,621)	(1,238,453,140)
204	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]		2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	—	[d]	— [d]	.01	.04	.04	.02
Net gain on securities (realized and unrealized)	—		—	—	—	—	—

Total from investment operations	—	[d]	— [d]	.01	.04	.04	.02

Less distributions:
Dividends from net investment income	(—)[d]		(—)[d]	(.01)	(.04)	(.04)	(.02)
Distributions from realized gains	—		(—)[d]	—	—	—	—

Total distributions	(—)[d]		(—)[d]	(.01)	(.04)	(.04)	(.02)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	0.00%		0.06%	1.14%	3.90%	3.82%	2.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$288,765		$231,451	$360,946	$277,346	$208,148	$185,365

Ratios to average net assets:
Net investment income	0.01%		0.02%	1.09%	3.80%	3.78%	1.96%
Total expenses	1.22%		1.28%	1.22%	1.19%	1.19%	1.17%
Net expenses[e]	0.16%		0.54%	1.22%	1.19%	1.19%	1.17%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Less than $.01 per share.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	205

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2010, the Trust consisted of fifty-eight separate funds. This report covers the Target Beta and the Money Market Funds (the “Funds”), while the other funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.
The value of foreign equity agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

206	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.
When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	207

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
Short sales are transactions in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

208	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles require enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
Certain Funds seek to gain exposure to their respective benchmarks by investing in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis

Nova Fund	75%
Inverse S&P 500 Strategy Fund	100%
NASDAQ-100® Fund	20%
Inverse NASDAQ-100® Strategy Fund	100%
S&P 500 2x Strategy Fund	160%
NASDAQ-100® 2x Strategy Fund	130%
Mid-Cap 1.5x Strategy Fund	65%
Inverse Mid-Cap Strategy Fund	100%
Russell 2000® 2x Strategy Fund	145%
Russell 2000® 1.5x Strategy Fund	75%
Inverse Russell 2000® Strategy Fund	100%
Dow 2x Strategy Fund	155%
Inverse Dow 2x Strategy Fund	200%
Europe 1.25x Strategy Fund	140%
Japan 2x Strategy Fund	400%
Strengthening Dollar 2x Strategy Fund	200%
Weakening Dollar 2x Strategy Fund	200%
Government Long Bond 1.2x Strategy Fund	90%
Inverse Government Long Bond Strategy Fund	20%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2010:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Currency contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Interest Rate contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2010:

Asset Derivative Investments Value

	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	June 30, 2010

Nova Fund	$—	$—	$—	$—	$—	$—
Inverse S&P 500 Strategy Fund	815,976	688,456	—	—	—	1,504,432
NASDAQ-100® Fund	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	68,812	479,162	—	—	—	547,974
S&P 500 2x Strategy Fund	—	—	—	—	—	—
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	6,288	134,018	—	—	—	140,306
Russell 2000® 2x Strategy Fund	—	—	—	—	—	—
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	209

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Asset Derivative Investments Value

	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	June 30, 2010

Inverse Russell 2000® Strategy Fund	$28,134	$316,652	$—	$—	$—	$344,786
Dow 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	152,759	740,995	—	—	—	893,754
Europe 1.25x Strategy Fund	—	—	5,664	—	—	5,664
Japan 2x Strategy Fund	—	—	465,994	—	—	465,994
Strengthening Dollar 2x Strategy Fund	—	—	—	10,910	—	10,910
Weakening Dollar 2x Strategy Fund	—	—	—	5,571	—	5,571
Government Long Bond 1.2x Strategy Fund	—	—	—	—	789,583	789,583
Inverse Government Long Bond Strategy Fund	—	—	—	—	—	—

	Liability Derivative Investments Value

	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	June 30, 2010

Nova Fund	$368,001	$454,432	$—	$—	$—	$822,433
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—
NASDAQ-100® Fund	38,237	138,100	—	—	—	176,337
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—
S&P 500 2x Strategy Fund	204,016	480,866	—	—	—	684,882
NASDAQ-100® 2x Strategy Fund	94,369	858,262	—	—	—	952,631
Mid-Cap 1.5x Strategy Fund	115,690	71,058	—	—	—	186,748
Inverse Mid-Cap Strategy Fund	—	—	—	—	—	—
Russell 2000® 2x Strategy Fund	37,263	92,953	—	—	—	130,216
Russell 2000® 1.5x Strategy Fund	245,987	158,305	—	—	—	404,292
Inverse Russell 2000® Strategy Fund	—	—	—	—	—	—
Dow 2x Strategy Fund	60,910	156,704	—	—	—	217,614
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	186,508	—	—	—	—	186,508
Japan 2x Strategy Fund	292,919	—	—	—	—	292,919
Strengthening Dollar 2x Strategy Fund	—	—	515,450	—	—	515,450
Weakening Dollar 2x Strategy Fund	—	—	98,770	—	—	98,770
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	89,564	89,564

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
210	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on futures contracts and equity index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and swaps equity index swaps
Currency contracts	Net realized gain (loss) on futures contracts and currency index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and currency index swaps
Interest rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$504,770	$(911,626)	$—	$—	$—	$(406,856)
Inverse S&P 500 Strategy Fund	(2,152,018)	(3,681,462)	—	—	—	(5,833,480)
NASDAQ-100® Fund	(590,003)	3,282	—	—	—	(586,721)
Inverse NASDAQ-100® Strategy Fund	68,936	(744,914)	—	—	—	(675,978)
S&P 500 2x Strategy Fund	(217,794)	(972,793)	—	—	—	(1,190,587)
NASDAQ-100® 2x Strategy Fund	(1,198,217)	2,525,033	—	—	—	1,326,816
Mid-Cap 1.5x Strategy Fund	(83,554)	1,081,699	—	—	—	998,145
Inverse Mid-Cap Strategy Fund	(191,914)	(440,236)	—	—	—	(632,150)
Russell 2000® 2x Strategy Fund	(37,496)	(139,108)	—	—	—	(176,604)
Russell 2000® 1.5x Strategy Fund	(161,817)	(542,900)	—	—	—	(704,717)
Inverse Russell 2000® Strategy Fund	(641,067)	10,437	—	—	—	(630,630)
Dow 2x Strategy Fund	(32,614)	107,411	—	—	—	74,797
Inverse Dow 2x Strategy Fund	(150,753)	250,729	—	—	—	99,976
Europe 1.25x Strategy Fund	(1,348,107)	—	(452,778)	—	—	(1,800,885)
Japan 2x Strategy Fund	(1,547,336)	—	28,345	—	—	(1,518,991)
Strengthening Dollar 2x Strategy Fund	—	—	2,145,753	(82,889)	—	2,062,864
Weakening Dollar 2x Strategy Fund	—	—	(875,421)	(349,770)	—	(1,225,191)
Government Long Bond 1.2x Strategy Fund					449,882	449,882
Inverse Government Long Bond Strategy Fund					(377,198)	(377,198)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Nova Fund	$(414,895)	$(1,022,828)	$—	$—	$—	$(1,437,723)
Inverse S&P 500 Strategy Fund	850,661	992,754	—	—	—	1,843,415
NASDAQ-100® Fund	(77,671)	(165,663)	—	—	—	(243,334)
Inverse NASDAQ-100® Strategy Fund	65,279	953,366	—	—	—	1,018,645
S&P 500 2x Strategy Fund	(167,842)	(728,748)	—	—	—	(896,590)
NASDAQ-100® 2x Strategy Fund	(642,059)	(1,914,744)	—	—	—	(2,556,803)
Mid-Cap 1.5x Strategy Fund	(137,096)	(552,163)	—	—	—	(689,259)
Inverse Mid-Cap Strategy Fund	6,010	274,202	—	—	—	280,212
Russell 2000® 2x Strategy Fund	(71,611)	(196,767)	—	—	—	(268,378)
Russell 2000® 1.5x Strategy Fund	(267,603)	(280,897)	—	—	—	(548,500)
Inverse Russell 2000® Strategy Fund	68,931	442,540	—	—	—	511,471
Dow 2x Strategy Fund	(117,971)	(301,443)	—	—	—	(419,414)
Inverse Dow 2x Strategy Fund	123,734	651,030	—	—	—	774,764
Europe 1.25x Strategy Fund	(743,292)	—	252,882	—	—	(490,410)
Japan 2x Strategy Fund	(871,130)	—	875,084	—	—	3,954
Strengthening Dollar 2x Strategy Fund	—	—	(657,051)	(68,995)	—	(726,046)
Weakening Dollar 2x Strategy Fund	—	—	321,219	9,210	—	330,429
Government Long Bond 1.2x Strategy Fund	—	—	—	—	1,105,606	1,105,606
Inverse Government Long Bond Strategy Fund	—	—	—	—	(365,347)	(365,347)
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	211

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the NASDAQ-100® Fund, the S&P SmallCap 600 Pure Value Fund, the S&P MidCap 400 Pure Value Fund, the S&P 500 Pure Value Fund, the S&P SmallCap 600 Pure Growth Fund, the S&P MidCap 400 Pure Growth Fund, the S&P 500 Pure Growth Fund and the Japan 2x Strategy Fund; 0.85% of the average daily net assets of the Real Estate Fund; and 0.90% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments provides transfer agent and administrative services to the Funds calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the remaining Funds covered in this report.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and audit related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted a Distribution Services Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
Rydex Investments and its affiliates have voluntarily agreed to waive their fees, including but not limited to, accounting, shareholder services and investment advisory fees in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. Rydex Investments or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
5.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (fiscal years 2007 – 2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and losses deferred due to post-October losses.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:
212	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$28,364,265	$2,626,218	$(481,861)	$2,144,357
Inverse S&P 500 Strategy Fund	29,716,428	—	—	—
NASDAQ-100® Fund	20,022,904	15,709,965	(109,389)	15,600,576
Inverse NASDAQ-100® Fund	15,026,821	—	—	—
S&P 500 2x Strategy Fund	10,340,837	1,581,042	(22,639)	1,558,403
NASDAQ-100® 2x Strategy Fund	8,417,902	4,847,392	(34,135)	4,813,257
Mid-Cap 1.5x Strategy Fund	9,379,299	907,575	(462,690)	444,885
S&P MidCap 400 Pure Growth Fund	30,307,662	4,691,259	(1,918,294)	2,772,965
Russell 2000® 2x Strategy Fund	2,233,845	224,852	(96,909)	127,943
Russell 2000® 1.5x Strategy Fund	9,639,285	639,660	(685,485)	(45,825)
Inverse Russell 2000® Strategy Fund	14,371,718	—	—	—
Dow 2x Strategy Fund	6,285,500	818,040	(5,379)	812,661
Inverse Dow 2x Strategy Fund	10,452,371	—	—	—
S&P 500 Pure Growth Fund	16,489,039	2,053,591	(1,096,939)	956,652
S&P 500 Pure Value Fund	17,956,774	1,370,572	(858,680)	511,892
S&P MidCap 400 Pure Growth Fund	30,307,662	4,691,259	(1,918,294)	2,772,965
S&P MidCap 400 Pure Value Fund	18,570,465	1,634,076	(1,286,249)	347,827
S&P SmallCap 600 Pure Growth Fund	12,808,614	757,110	(510,561)	246,549
S&P SmallCap 600 Pure Value Fund	16,606,930	1,911,523	(1,283,159)	628,364
Europe 1.25x Strategy Fund	5,958,315	—	(330,739)	(330,739)
Japan 2x Strategy Fund	5,288,195	—	—	—
Strengthening Dollar 2x Strategy Fund	11,952,375	—	—	—
Weakening Dollar 2x Strategy Fund	2,457,293	—	—	—
Real Estate Fund	36,404,408	1,451,587	(1,056,377)	395,210
Government Long Bond 1.2x Strategy Fund	36,011,518	577,063	—	577,063
Inverse Government Long Bond Strategy Fund	31,314,396	—	—	—
U.S. Government Money Market Fund	285,874,647	—	—	—
6.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding as of June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Credit Suisse Group	0.01% due 07/01/10	$69,029,426	$69,029,426	$69,029,503
UBS Financial Services, Inc.	0.01% due 07/01/10	65,000,000	65,000,000	65,000,072
Morgan Stanley	0.05% due 07/01/10	65,000,000	65,000,000	65,000,036
Mizuho Financial Group, Inc.	0.00% due 07/01/10	65,000,000	65,000,000	65,000,000
HSBC Group	0.00% due 07/01/10	65,000,000	65,000,000	65,000,000

			$329,029,426	$329,029,611

As of June 30, 2010, the collateral for the repurchase agreements was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Notes	02/29/12 - 05/31/16	0.88% - 3.38%	$181,717,700	$185,853,306
U.S. Treasury Bonds	02/15/38 - 05/15/40	4.38%	88,388,600	96,510,337
U.S. TIP Note	04/15/11	2.38%	47,455,000	53,256,151

				$335,619,794

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	213

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Nova Fund	$25,802,109	$—	$4,706,512	$—	$30,508,621
Inverse S&P 500 Strategy Fund	—	815,976	29,716,428	688,456	31,220,860
NASDAQ-100® Fund	31,284,891	—	4,338,590	—	35,623,481
Inverse NASDAQ-100® Strategy Fund	—	68,812	15,026,821	479,162	15,574,795
S&P 500 2x Strategy Fund	6,322,696	—	5,576,544	—	11,899,240
NASDAQ-100® 2x Strategy Fund	12,456,031	—	775,128	—	13,231,159
Mid-Cap 1.5x Strategy Fund	8,283,430	—	1,540,755	—	9,824,185
Inverse Mid-Cap Strategy Fund	—	6,288	3,238,847	134,018	3,379,153
Russell 2000® 2x Strategy Fund	1,633,569	—	728,224	—	2,361,793
Russell 2000® 1.5x Strategy Fund	7,666,691	—	1,926,833	—	9,593,524
Inverse Russell 2000® Strategy Fund	—	28,134	14,371,718	316,652	14,716,504
Dow 2x Strategy Fund	3,817,419	—	3,280,742	—	7,098,161
Inverse Dow 2x Strategy Fund	—	152,759	10,452,371	740,995	11,346,125
S&P 500 Pure Growth Fund	17,375,325	—	70,365	—	17,445,690
S&P 500 Pure Value Fund	18,338,598	—	130,066	—	18,468,664
S&P MidCap 400 Pure Growth Fund	32,709,224	—	371,402	—	33,080,626
S&P MidCap 400 Pure Value Fund	18,756,601	—	161,690	—	18,918,291
S&P SmallCap 600 Pure Growth Fund	12,929,075	—	126,090	—	13,055,165
S&P SmallCap 600 Pure Value Fund	17,106,412	—	128,881	—	17,235,293
Europe 1.25x Strategy Fund	3,102,145	—	2,525,431	—	5,627,576
Japan 2x Strategy Fund	—	173,075	5,288,195	—	5,461,270
Strengthening Dollar 2x Strategy Fund	—	—	11,952,375	10,910	11,963,285
Weakening Dollar 2x Strategy Fund	—	98,770	2,457,293	5,571	2,561,634
Real Estate Fund	36,235,857	—	563,761	—	36,799,618
Government Long Bond 1.2x Strategy Fund	14,973,050	789,583	21,615,531	—	37,378,164
Inverse Government Long Bond Strategy Fund	—	—	31,314,396	—	31,314,396
U.S. Government Money Market Fund	—	—	285,874,646	—	285,874,646

Liabilities
Nova Fund	—	368,001	—	454,432	822,433
Inverse S&P 500 Strategy Fund	—	—	—	—	—
NASDAQ-100® Fund	—	38,237	—	138,100	176,337
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—
S&P 500 2x Strategy Fund	—	204,016	—	480,866	684,882
NASDAQ-100® 2x Strategy Fund	—	94,369	—	858,262	952,631
Mid-Cap 1.5x Strategy Fund	—	115,690	—	71,058	186,748
Inverse Mid-Cap Strategy Fund	—	—	—	—	—
Russell 2000® 2x Strategy Fund	—	37,263	—	92,953	130,216
214	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Russell 2000® 1.5x Strategy Fund	$—	$245,987	$—	$158,305	$404,292
Inverse Russell 2000® Strategy Fund	—	—	—	—	—
Dow 2x Strategy Fund	—	60,910	—	156,704	217,614
Inverse Dow 2x Strategy Fund	—	—	—	—	—
S&P 500 Pure Growth Fund	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—
Europe 1.25x Strategy Fund	—	180,844	—	—	180,844
Japan 2x Strategy Fund	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	515,450	—	—	515,450
Weakening Dollar 2x Strategy Fund	—	—	—	—	—
Real Estate Fund	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	14,152,178	89,564	—	—	14,241,742
U.S. Government Money Market Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
8.    Securities Transactions
During the period ended June 30, 2010, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

				Inverse
		Inverse		NASDAQ-100®	S&P 500 2x	NASDAQ-100®	Mid-Cap 1.5x	Inverse
	Nova	S&P 500	NASDAQ-100®	Strategy	Strategy	2x Strategy	Strategy	Mid-Cap
	Fund	Strategy Fund	Fund	Fund	Fund	Fund	Fund	Strategy Fund
Purchases	$13,708,373	$—	$16,131,257	$—	$4,148,079	$13,600,805	$11,257,918	$—
Sales	$24,464,109	$—	$34,854,826	$—	$8,577,510	$25,085,331	$12,571,200	$—

					Inverse	S&P	S&P	S&P Mid-Cap
	Russell 2000®	Russell 2000®	Inverse	Dow 2x	Dow 2x	500 Pure	500 Pure	400 Pure
	2x Strategy	1.5x Strategy	Russell 2000®	Strategy	Strategy	Growth	Value	Growth
	Fund	Fund	Strategy Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$266,338	$6,201,415	$—	$6,286,039	$—	$33,126,170	$65,020,678	$33,906,499
Sales	$591,498	$5,539,683	$—	$11,427,624	$—	$48,597,880	$75,342,415	$44,215,873

	S&P	S&P	S&P			Strengthening	Weakening
	MidCap 400	SmallCap 600	SmallCap 600	Europe 1.25x	Japan 2x	Dollar 2x	Dollar 2x	Real
	Pure Value	Pure Growth	Pure Value	Strategy	Strategy	Strategy	Strategy	Estate
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$37,135,453	$35,002,293	$61,482,005	$15,151,471	$—	$—	$—	$75,750,904
Sales	$47,240,391	$34,895,085	$55,826,038	$27,001,017	$—	$—	$—	$71,842,875

	Government	Inverse	U.S.
	Long Bond	Government	Government
	1.2x Strategy	Long Bond	Money Market
	Fund	Strategy Fund	Fund

Purchases	$436,249,755	$220,650,301	$—
Sales	$431,151,434	$224,841,535	$—
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	215

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

9.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
10.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
216	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
Proxy Results
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Variable Trust and Rydex Advisors II, LLC. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained

Nova Fund	656,729	45,967	47,649
Inverse S&P 500 Strategy Fund	2,012,423	62,272	155,616
NASDAQ-100® Fund	2,054,273	136,439	225,330
Inverse NASDAQ-100® Strategy Fund	1,167,544	23,207	101,824
S&P 500 2x Strategy Fund	177,463	14,275	12,413
NASDAQ-100® 2x Strategy Fund	1,449,246	40,384	91,334
Mid-Cap 1.5x Strategy Fund	900,952	29,824	51,846
Inverse Mid-Cap Strategy Fund	194,413	4,236	11,897
Russell 2000® 2x Strategy Fund	23,293	2,724	940
Russell 2000® 1.5x Strategy Fund	567,832	12,051	13,366
Inverse Russell 2000® Strategy Fund	343,562	2,313	40,034
Dow 2x Strategy Fund	159,230	5,550	15,185
Inverse Dow 2x Strategy Fund	932,248	37,476	53,192
S&P 500 Pure Growth Fund	940,985	41,707	85,604
S&P 500 Pure Value Fund	421,809	29,742	27,062
S&P MidCap 400 Pure Growth Fund	914,103	62,311	74,319
S&P MidCap 400 Pure Value Fund	417,674	23,053	30,799
S&P SmallCap 600 Pure Growth Fund	388,895	8,645	12,798
S&P SmallCap 600 Pure Value Fund	188,691	8,154	16,048
Europe 1.25x Strategy Fund	697,707	81,087	50,302
Japan 2x Strategy Fund	282,244	27,157	36,006
Strengthening Dollar 2x Strategy Fund	2,288,565	32,214	67,395
Weakening Dollar 2x Strategy Fund	136,906	1,312	9,948
Real Estate Fund	1,034,655	39,185	44,212
Government Long Bond 1.2x Strategy Fund	11,778,356	180,939	447,856
Inverse Government Long Bond Strategy Fund	847,898	45,611	210,091
U.S. Government Money Market Fund	222,992,452	10,926,483	18,056,202
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	217

OTHER INFORMATION (Unaudited) (concluded)

At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained

Nova Fund	654,486	4,120	91,739
Inverse S&P 500 Strategy Fund	2,011,438	1,506	217,368
NASDAQ-100® Fund	1,982,745	132,113	301,185
Inverse NASDAQ-100® Strategy Fund	1,165,630	2,012	124,933
S&P 500 2x Strategy Fund	176,203	2,441	25,507
NASDAQ-100® 2x Strategy Fund	1,441,605	21,021	118,338
Mid-Cap 1.5x Strategy Fund	895,813	8,406	78,404
Inverse Mid-Cap Strategy Fund	194,413	3	16,131
Russell 2000® 2x Strategy Fund	23,293	1,428	2,237
Russell 2000® 1.5x Strategy Fund	564,706	4,495	24,047
Inverse Russell 2000® Strategy Fund	343,561	3	42,345
Dow 2x Strategy Fund	159,229	4	20,733
Inverse Dow 2x Strategy Fund	931,445	806	90,664
S&P 500 Pure Growth Fund	939,984	7,175	121,138
S&P 500 Pure Value Fund	422,613	75	55,925
S&P MidCap 400 Pure Growth Fund	908,250	14,087	128,395
S&P MidCap 400 Pure Value Fund	417,961	362	53,204
S&P SmallCap 600 Pure Growth Fund	388,894	4	21,440
S&P SmallCap 600 Pure Value Fund	186,177	343	26,373
Europe 1.25x Strategy Fund	691,709	26,797	110,589
Japan 2x Strategy Fund	274,988	12,296	58,124
Strengthening Dollar 2x Strategy Fund	2,265,457	38,084	84,633
Weakening Dollar 2x Strategy Fund	136,891	783	10,492
Real Estate Fund	1,032,320	6,543	79,189
Government Long Bond 1.2x Strategy Fund	11,634,935	199,560	572,656
Inverse Government Long Bond Strategy Fund	845,219	17,525	240,857
U.S. Government Money Market Fund	216,792,724	15,614,610	19,567,803
218	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	219

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investment (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
220	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	221

JUNE 30, 2010
RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
SECTOR FUNDS
BANKING FUND
BASIC MATERIALS FUND
BIOTECHNOLOGY FUND
CONSUMER PRODUCTS FUND
ELECTRONICS FUND
ENERGY FUND
ENERGY SERVICES FUND
FINANCIAL SERVICES FUND
HEALTH CARE FUND
INTERNET FUND
LEISURE FUND
PRECIOUS METALS FUND
RETAILING FUND
TECHNOLOGY FUND
TELECOMMUNICATIONS FUND
TRANSPORTATION FUND
UTILITIES FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

BANKING FUND	6

BASIC MATERIALS FUND	11

BIOTECHNOLOGY FUND	17

CONSUMER PRODUCTS FUND	22

ELECTRONICS FUND	27

ENERGY FUND	32

ENERGY SERVICES FUND	37

FINANCIAL SERVICES FUND	42

HEALTH CARE FUND	48

INTERNET FUND	54

LEISURE FUND	59

PRECIOUS METALS FUND	65

RETAILING FUND	70

TECHNOLOGY FUND	75

TELECOMMUNICATIONS FUND	81

TRANSPORTATION FUND	86

UTILITIES FUND	91

NOTES TO FINANCIAL STATEMENTS	96

OTHER INFORMATION	100

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	101
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
2	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,
Michael Byrum
President & Chief Investment Officer

* Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	Ratio[1]	Return		December 31, 2009	June 30, 2010	Period[2]

Table 1. Based on actual Fund return[3]
Banking Fund	1.62%	(0.08%	)	$1,000.00	$ 999.20	$8.03
Basic Materials Fund	1.62%	(8.73%	)	1,000.00	912.73	7.68
Biotechnology Fund	1.62%	(7.46%	)	1,000.00	925.40	7.73
Consumer Products Fund	1.62%	(0.25%	)	1,000.00	997.52	8.02
Electronics Fund	1.62%	(11.60%	)	1,000.00	883.96	7.57
Energy Fund	1.62%	(13.42%	)	1,000.00	865.76	7.49
Energy Services Fund	1.62%	(14.98%	)	1,000.00	850.18	7.43
Financial Services Fund	1.62%	(4.32%	)	1,000.00	956.85	7.86
Health Care Fund	1.62%	(5.97%	)	1,000.00	940.27	7.79
Internet Fund	1.62%	(10.29%	)	1,000.00	897.06	7.62
Leisure Fund	1.63%	0.86%		1,000.00	1,008.64	8.12
Precious Metals Fund	1.52%	2.03%		1,000.00	1,020.30	7.61
Retailing Fund	1.62%	(4.33%	)	1,000.00	956.72	7.86
Technology Fund	1.62%	(9.94%	)	1,000.00	900.64	7.63
Telecommunications Fund	1.63%	(9.80%	)	1,000.00	902.04	7.69
Transportation Fund	1.63%	(1.03%	)	1,000.00	989.75	8.04
Utilities Fund	1.63%	(6.28%	)	1,000.00	937.23	7.83

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Basic Materials Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Biotechnology Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Consumer Products Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Electronics Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Energy Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Energy Services Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Financial Services Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Health Care Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Internet Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Leisure Fund	1.63%	5.00%		1,000.00	1,016.71	8.15
Precious Metals Fund	1.52%	5.00%		1,000.00	1,017.26	7.60
Retailing Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Technology Fund	1.62%	5.00%		1,000.00	1,016.76	8.10
Telecommunications Fund	1.63%	5.00%		1,000.00	1,016.71	8.15
Transportation Fund	1.63%	5.00%		1,000.00	1,016.71	8.15
Utilities Fund	1.63%	5.00%		1,000.00	1,016.71	8.15

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

FUND PROFILE (Unaudited)
June 30, 2010

BANKING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

U.S. Bancorp	4.1%
JPMorgan Chase & Co.	4.1%
Bank of New York Mellon Corp.	4.0%
Wells Fargo & Co.	3.9%
Bank of America Corp.	3.9%
PNC Financial Services Group, Inc.	3.9%
BB&T Corp.	3.3%
SunTrust Banks, Inc.	2.6%
Fifth Third Bancorp	2.4%
M&T Bank Corp.	2.4%

Top Ten Total	34.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

1

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
  BANKING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.0%

FINANCIALS - 99.0%
U.S. Bancorp	8,773	$196,077
JPMorgan Chase & Co.	5,267	192,825
Bank of New York Mellon Corp.	7,687	189,792
Wells Fargo & Co.	7,244	185,446
Bank of America Corp.	12,785	183,720
PNC Financial Services Group, Inc.	3,232	182,608
BB&T Corp.	5,871	154,466
SunTrust Banks, Inc.	5,266	122,698
Fifth Third Bancorp	9,342	114,813
M&T Bank Corp.	1,330	112,983
Regions Financial Corp.	15,560	102,385
KeyCorp	12,449	95,733
Comerica, Inc.	2,589	95,353
New York Community Bancorp, Inc.	6,213	94,873
Hudson City Bancorp, Inc.	7,639	93,501
People’s United Financial, Inc.	6,106	82,431
Royal Bank of Canada	1,558	74,457
Huntington Bancshares, Inc.	13,242	73,361
Marshall & Ilsley Corp.	10,199	73,229
Itau Unibanco Holding S.A. ADR	4,023	72,454
Toronto-Dominion Bank	1,057	68,610
Zions Bancorp	3,164	68,247
HSBC Holdings plc ADR	1,491	67,975
ICICI Bank Ltd. ADR	1,869	67,546
Banco Bradesco S.A. ADR	4,162	66,009
Bank of Nova Scotia	1,380	63,508
HDFC Bank Ltd. ADR	430	61,477
Banco Santander S.A. ADR	5,809	60,994
First Horizon National Corp.*	5,296	60,641
First Niagara Financial Group, Inc.	4,758	59,618
City National Corp.	1,150	58,914
TCF Financial Corp.	3,529	58,617
Bank of Hawaii Corp.	1,201	58,068
Banco Santander Brasil S.A. ADR	5,575	57,590
East West Bancorp, Inc.	3,568	54,412
Barclays plc ADR	3,410	54,185
Cullen	1,052	54,073
Associated Banc-Corp.	4,345	53,270
Fulton Financial Corp.	5,290	51,049
FirstMerit Corp.	2,941	50,379
Washington Federal, Inc.	3,067	49,624
Bank of Montreal	914	49,612

		MARKET
	SHARES	VALUE

SVB Financial Group*	1,160	$47,827
Prosperity Bancshares, Inc.	1,355	47,086
Iberiabank Corp.	840	43,243
Canadian Imperial Bank of Commerce	690	42,939
Astoria Financial Corp.	3,109	42,780
Webster Financial Corp.	2,354	42,231
Umpqua Holdings Corp.	3,677	42,212
MGIC Investment Corp.*	5,792	39,907
Susquehanna Bancshares, Inc.	4,550	37,901
Glacier Bancorp, Inc.	2,570	37,702
Wintrust Financial Corp.	1,120	37,341
CVB Financial Corp.	3,849	36,565
Wilmington Trust Corp.	3,151	34,945
Whitney Holding Corp.	3,690	34,132
First Midwest Bancorp, Inc.	2,780	33,805
Cathay General Bancorp	3,255	33,624
Radian Group, Inc.	4,600	33,304
PrivateBancorp, Inc. — Class A	2,958	32,775
Signature Bank*	847	32,194
Commerce Bancshares, Inc.	887	31,923
BancorpSouth, Inc.	1,689	30,199
Trustmark Corp.	1,374	28,607
Valley National Bancorp	2,056	28,003
Credicorp Ltd.	270	24,540
Westamerica Bancorp	441	23,161

Total Financials		4,686,569

Total Common Stocks (Cost $3,578,169)		4,686,569

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.9%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$45,277	45,277

Total Repurchase Agreement (Cost $45,277)		45,277

Total Investments – 99.9% (Cost $3,623,446)		$4,731,846

Cash & Other Assets, Less Liabilities – 0.1%		2,576

Total Net Assets – 100.0%		$4,734,422

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

 BANKING FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2010

Assets:
Investments, at value	$4,686,569
Repurchase agreement, at value	45,277

Total investments	4,731,846
Cash	270
Fund shares sold	215,166
Dividends	8,390

Total assets	4,955,672

Liabilities:
Securities purchased	188,161
Fund shares redeemed	11,391
Management fees	3,731
Custodian fees	145
Transfer agent/maintenance fees	1,098
Distribution and service fees	1,098
Portfolio accounting fees	439
Other	15,187

Total liabilities	221,250

Net assets	$4,734,422

Net assets consist of:
Paid in capital	15,728,490
Undistributed net investment income	87,773
Accumulated net realized loss on sale of investments	(12,190,241)
Net unrealized appreciation in value of investments	1,108,400

Net assets	4,734,422

Capital shares outstanding	378,466
Net asset value per share	$12.51

Investments, at cost	$3,578,169
Repurchase agreement, at cost	45,277

Total cost	$3,623,446
STATEMENT OF
OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,784)	$82,656
Interest	57

Total investment income	82,713

Expenses:
Management fees	38,616
Transfer agent and administrative fees	11,357
Distribution and service fees	11,357
Portfolio accounting fees	4,543
Trustees’ fees*	581
Miscellaneous	7,263

Total expenses	73,717

Net investment income	8,996

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(269,882)

Net realized loss	(269,882)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(58,171)

Net unrealized depreciation	(58,171)

Net loss	(328,053)

Net decrease in net assets resulting from operations	$(319,057)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 BANKING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$8,996	$78,777
Net realized loss during the period on investments	(269,882)	(1,454,620)
Net unrealized appreciation (depreciation) during the period on investments	(58,171)	605,767

Net decrease in net assets resulting from operations	(319,057)	(770,076)

Distributions to shareholders from:
Net investment income	—	(435,757)

Total distributions to shareholders	—	(435,757)

Capital share transactions:
Proceeds from sale of shares	46,088,741	90,692,374
Distributions reinvested	—	435,757
Cost of shares redeemed	(45,674,270)	(108,251,516)

Net increase (decrease) from capital share transactions	414,471	(17,123,385)

Net increase (decrease) in net assets	95,414	(18,329,218)

Net assets:
Beginning of period	4,639,008	22,968,226

End of period	$4,734,422	$4,639,008

Undistributed net investment income at end of period	$87,773	$78,777

Capital share activity:
Shares sold	3,324,089	8,335,904
Shares reinvested	—	34,777
Shares redeemed	(3,316,196)	(9,714,053)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

 BANKING FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$12.52		$13.40	$22.80	$32.44	$29.69	$36.29

Income (loss) from investment operations:
Net investment income[b]	.01		.08	.48	.56	.44	.44
Net gain (loss) on securities (realized and unrealized)	(.02)		(.54)	(9.86)	(9.32)	2.89	(1.52)

Total from investment operations	(.01)		(.46)	(9.38)	(8.76)	3.33	(1.08)

Less distributions:
Dividends from net investment income	—		(.42)	(.02)	(.88)	(.58)	(.49)
Distributions from realized gains	—		—	—	—	—	(5.03)

Total distributions	—		(.42)	(.02)	(.88)	(.58)	(5.52)

Net asset value, end of period	$12.51		$12.52	$13.40	$22.80	$32.44	$29.69

Total Return[c]	(0.08%	)	(3.43% )	(41.16% )	(27.08% )	11.25%	(2.77% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,734		$4,639	$22,968	$9,186	$24,348	$14,580

Ratios to average net assets:
Net investment income	0.20%		0.70%	2.87%	1.85%	1.42%	1.34%
Total expenses[d]	1.62%		1.66%	1.63%	1.59%	1.59%	1.58%

Portfolio turnover rate	483%		731%	521%	405%	259%	532%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
10	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010
BASIC MATERIALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings

(% of Total Net Assets)

Barrick Gold Co.	2.8%
Vale S.A. — Class B ADR	2.4%
Goldcorp, Inc.	2.4%
Newmont Mining Co.	2.4%
E.I. du Pont de Nemours & Co.	2.3%
Dow Chemical Co.	2.1%
Freeport-McMoRan Copper & Gold, Inc. — Class B	2.1%
Monsanto Co.	2.1%
Potash Corporation of Saskatchewan, Inc.	2.0%
Praxair, Inc.	2.0%

Top Ten Total	22.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 BASIC MATERIALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.5%

MATERIALS - 99.5%
Barrick Gold Co.	13,563	$615,896
Vale S.A. — Class B ADR	21,654	527,275
Goldcorp, Inc.	11,844	519,359
Newmont Mining Co.	8,366	516,517
E.I. du Pont de Nemours & Co.	14,427	499,030
Dow Chemical Co.	19,421	460,666
Freeport-McMoRan Copper & Gold, Inc. — Class B	7,631	451,221
Monsanto Co.	9,749	450,599
Potash Corporation of Saskatchewan, Inc.	5,089	438,875
Praxair, Inc.	5,712	434,055
Southern Copper Co.	15,749	417,978
Mosaic Co.	9,438	367,893
Teck Resources Ltd. — Class B	12,320	364,426
BHP Billiton Ltd. ADR	5,547	343,859
Air Products & Chemicals, Inc.	5,108	331,049
Nucor Corp.	8,153	312,097
Kinross Gold Corp.	17,865	305,313
Ecolab, Inc.	6,538	293,622
Alcoa, Inc.	28,455	286,257
PPG Industries, Inc.	4,686	283,081
Eldorado Gold Co.	15,670	281,433
Agnico-Eagle Mines Ltd.	4,567	277,582
International Paper Co.	12,229	276,742
Agrium, Inc.	5,141	251,601
Yamana Gold, Inc.	24,366	250,970
Sherwin-Williams Co.	3,540	244,933
Weyerhaeuser Co.	6,871	241,859
Silver Wheaton Corp.*	11,852	238,225
Randgold Resources Ltd. ADR	2,495	236,401
ArcelorMittal	8,716	233,240
Gerdau S.A. ADR	17,620	232,232
Cia Siderurgica Nacional S.A. ADR	15,670	230,192
IAMGOLD Corp.	12,933	228,655
AngloGold Ashanti Ltd. ADR	5,210	224,968
POSCO ADR	2,376	224,104
Sigma-Aldrich Corp.	4,443	221,395
Cliffs Natural Resources, Inc.	4,612	217,502
Vulcan Materials Co.	4,866	213,277
Lubrizol Corp.	2,642	212,179
Rio Tinto plc ADR	4,854	211,634
Ivanhoe Mines Ltd.*	16,205	211,313
Cemex SAB de CV ADR*	21,849	211,280
Airgas, Inc.	3,364	209,241
Gold Fields Ltd. ADR	15,643	209,147
United States Steel Co.	5,389	207,746
Cia de Minas Buenaventura S.A. ADR	5,326	204,731
Harmony Gold Mining Company Ltd. ADR	19,152	202,437

		MARKET
	SHARES	VALUE

Ball Corp.	3,780	$199,697
CF Industries Holdings, Inc.	3,081	195,489
Lihir Gold Ltd. ADR	5,340	192,187
Sterlite Industries India Ltd. ADR	13,340	189,962
Crown Holdings, Inc.*	7,425	185,922
Martin Marietta Materials, Inc.	2,160	183,190
Mechel ADR	10,060	182,488
Owens-Illinois, Inc.*	6,869	181,685
FMC Corp.	3,150	180,905
Allegheny Technologies, Inc.	4,091	180,781
Fibria Celulose S.A. ADR*	12,030	178,044
Celanese Corp. — Class A	7,006	174,519
MeadWestvaco Corp.	7,845	174,159
Pactiv Corp.*	6,204	172,781
Albemarle Corp.	4,339	172,302
Eastman Chemical Co.	3,213	171,446
International Flavors & Fragrances, Inc.	3,851	163,359
Ashland, Inc.	3,508	162,841
Walter Energy, Inc.	2,670	162,470
Sonoco Products Co.	5,199	158,466
Sealed Air Corp.	8,013	158,016
Scotts Miracle-Gro Co. — Class A	3,555	157,878
Titanium Metals Corp.*	8,851	155,689
Steel Dynamics, Inc.	11,785	155,444
Valspar Corp.	5,118	154,154
Bemis Company, Inc.	5,678	153,306
Nalco Holding Co.	7,271	148,765
Pan American Silver Corp.	5,764	145,714
Reliance Steel & Aluminum Co.	3,874	140,045
Royal Gold, Inc.	2,909	139,632
Compass Minerals International, Inc.	1,974	138,733
Packaging Corporation of America	6,216	136,876
RPM International, Inc.	7,651	136,494
Silgan Holdings, Inc.	4,700	133,386
Temple-Inland, Inc.	6,339	131,027
Huntsman Corp.	15,095	130,874
Domtar Corp.	2,640	129,756
Rock-Tenn Co. — Class A	2,600	129,142
Cytec Industries, Inc.	3,168	126,688
Rockwood Holdings, Inc.*	4,915	111,521
Cabot Corp.	4,554	109,797
WR Grace & Co.*	5,213	109,682
Solutia, Inc.*	8,337	109,215
NewMarket Corp.	1,230	107,404
Commercial Metals Co.	7,999	105,747
Intrepid Potash, Inc.*	5,373	105,150
Carpenter Technology Corp.	3,180	104,399
Olin Corp.	5,761	104,216
AK Steel Holding Corp.	8,399	100,116

Total Materials		21,755,646

Total Common Stocks (Cost $14,365,060)		21,755,646

12	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 BASIC MATERIALS FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b),† - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$150,103	$150,103

Total Repurchase Agreement (Cost $150,103)		150,103

Total Investments – 100.2% (Cost $14,515,163)		$21,905,749

Liabilities, Less Cash & Other Assets – (0.2)%		(46,747)

Total Net Assets – 100.0%		$21,859,002

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

 BASIC MATERIALS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$21,755,646
Repurchase agreement, at value	150,103

Total investments	21,905,749
Cash	36
Fund shares sold	28,130
Dividends	36,050

Total assets	21,969,965

Liabilities:
Fund shares redeemed	54,961
Management fees	15,814
Custodian fees	614
Transfer agent/maintenance fees	4,651
Distribution and service fees	4,651
Portfolio accounting fees	1,860
Other	28,412

Total liabilities	110,963

Net assets	$21,859,002

Net assets consist of:
Paid in capital	19,182,493
Undistributed net investment income	199,005
Accumulated net realized loss on sale of investments	(4,913,082)
Net unrealized appreciation in value of investments	7,390,586

Net assets	21,859,002

Capital shares outstanding	819,764
Net asset value per share	$26.67

Investments, at cost	$14,365,060
Repurchase agreement, at cost	150,103

Total cost	$14,515,163
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $2,358)	$242,674
Interest	126

Total investment income	242,800

Expenses:
Management fees	145,053
Transfer agent and administrative fees	42,662
Distribution and service fees	42,662
Portfolio accounting fees	17,065
Trustees’ fees*	2,621
Audit and outside service fees	23,987
Miscellaneous	1,694

Total expenses	275,744

Net investment loss	(32,944)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	3,820,804

Net realized gain	3,820,804

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(8,325,471)

Net unrealized depreciation	(8,325,471)

Net loss	(4,504,667)

Net decrease in net assets resulting from operations	$(4,537,611)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 BASIC MATERIALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited )	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(32,944)	$231,949
Net realized gain (loss) during the period on investments	3,820,804	(2,791,365)
Net unrealized appreciation (depreciation) during the period on investments	(8,325,471)	14,170,060

Net increase (decrease) in net assets resulting from operations	(4,537,611)	11,610,644

Distributions to shareholders from:
Net investment income	—	(86,889)
Net realized gain on investments	—	(1,278,910)

Total distributions to shareholders	—	(1,365,799)

Capital share transactions:
Proceeds from sale of shares	80,463,602	138,818,144
Distributions reinvested	—	1,365,799
Cost of shares redeemed	(100,588,864)	(127,695,314)

Net increase (decrease) from capital share transactions	(20,125,262)	12,488,629

Net increase (decrease) in net assets	(24,662,873)	22,733,474

Net assets:
Beginning of period	46,521,875	23,788,401

End of period	$21,859,002	$46,521,875

Undistributed net investment income at end of period	$199,005	$231,949

Capital share activity:
Shares sold	2,718,675	5,641,375
Shares reinvested	—	47,032
Shares redeemed	(3,491,202)	(5,323,392)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

 BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$29.22		$19.38	$41.66	$33.33	$27.87	$32.66

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)		.17	.06	.11	.32	.12
Net gain (loss) on securities (realized and unrealized)	(2.52)		10.58	(19.38)	11.21	5.90	.80

Total from investment operations	(2.55)		10.75	(19.32)	11.32	6.22	.92

Less distributions:
Dividends from net investment income	—		(.06)	(.27)	(.05)	(.31)	(.13)
Distributions from realized gains	—		(.85)	(2.69)	(2.94)	(.45)	(5.58)

Total distributions	—		(.91)	(2.96)	(2.99)	(.76)	(5.71)

Net asset value, end of period	$26.67		$29.22	$19.38	$41.66	$33.33	$27.87

Total Return[c]	(8.73%	)	55.46%	(45.40% )	33.97%	22.29%	4.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,859		$46,522	$23,788	$95,591	$58,622	$28,317

Ratios to average net assets:
Net investment income (loss)	(0.19%	)	0.69%	0.15%	0.28%	1.02%	0.41%
Total expenses[d]	1.62%		1.65%	1.60%	1.58%	1.60%	1.57%

Portfolio turnover rate	206%		377%	191%	244%	225%	364%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
16	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010
BIOTECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services (“Biotechnology Companies”).
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Amgen, Inc.	12.4%
Gilead Sciences, Inc.	9.6%
Celgene Corp.	8.3%
Genzyme Corp.	6.6%
Biogen Idec, Inc.	6.2%
Vertex Pharmaceuticals, Inc.	4.4%
Cephalon, Inc.	3.6%
Dendreon Corp.	3.5%
Alexion Pharmaceuticals, Inc.	3.4%
Human Genome Sciences, Inc.	3.3%

Top Ten Total	61.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 BIOTECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.0%

HEALTH CARE - 99.0%
Amgen, Inc.*	20,898	$1,099,235
Gilead Sciences, Inc.*	24,998	856,931
Celgene Corp.*	14,536	738,720
Genzyme Corp.*	11,490	583,347
Biogen Idec, Inc.*	11,678	554,121
Vertex Pharmaceuticals, Inc.*	11,867	390,424
Cephalon, Inc.*	5,699	323,418
Dendreon Corp.*	9,579	309,689
Alexion Pharmaceuticals, Inc.*	5,842	299,052
Human Genome Sciences, Inc.*	12,921	292,790
Amylin Pharmaceuticals, Inc.*	14,855	279,274
Talecris Biotherapeutics Holdings Corp.*	12,012	253,453
United Therapeutics Corp.*	5,125	250,151
Myriad Genetics, Inc.*	11,950	178,653
Onyx Pharmaceuticals, Inc.*	8,213	177,319
Incyte Corporation Ltd.*	15,245	168,762
BioMarin Pharmaceutical, Inc.*	8,686	164,687
Acorda Therapeutics, Inc.*	4,266	132,715
PDL BioPharma, Inc.	23,347	131,210
MannKind Corp.*	20,394	130,318
Regeneron Pharmaceuticals, Inc.*	5,587	124,702

		MARKET
	SHARES	VALUE

Isis Pharmaceuticals, Inc.*	12,778	$122,286
AMAG Pharmaceuticals, Inc.*	3,454	118,645
InterMune, Inc.*	12,050	112,668
Alkermes, Inc.*	9,039	112,536
Cubist Pharmaceuticals, Inc.*	5,278	108,727
Savient Pharmaceuticals, Inc.*	7,697	96,982
Medivation, Inc.*	9,430	83,361
Seattle Genetics, Inc.*	6,002	71,964
Cepheid, Inc.*	4,290	68,726
Immunogen, Inc.*	7,130	66,095
Allos Therapeutics, Inc.*	10,349	63,439
Martek Biosciences Corp.*	2,640	62,594
Theravance, Inc.*	4,960	62,347
Enzon Pharmaceuticals, Inc.*	5,750	61,238
Pharmasset, Inc.*	2,160	59,054
Geron Corp.*	10,011	50,255
BioCryst Pharmaceuticals, Inc.*	6,874	40,625

Total Health Care		8,800,513

Total Common Stocks (Cost $6,052,752)		8,800,513

Total Investments – 99.0% (Cost $6,052,752)		$8,800,513

Cash & Other Assets, Less Liabilities – 1.0%		90,933

Total Net Assets – 100.0%		$8,891,446

*	Non-income producing security.

(a)	Value determined based on Level 1 inputs — See Note 5.
18	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 BIOTECHNOLOGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$8,800,513

Total investments	8,800,513
Securities sold	619,182
Fund shares sold	2,048

Total assets	9,421,743

Liabilities:
Overdraft due to custodian bank	216,831
Fund shares redeemed	277,385
Management fees	7,075
Custodian fees	429
Transfer agent/maintenance fees	2,081
Distribution and service fees	2,081
Portfolio accounting fees	832
Other	23,583

Total liabilities	530,297

Net assets	$8,891,446

Net assets consist of:
Paid in capital	20,754,698
Accumulated net investment loss	(130,624)
Accumulated net realized loss on sale of investments	(14,480,389)
Net unrealized appreciation in value of investments	2,747,761

Net assets	8,891,446

Capital shares outstanding	426,656
Net asset value per share	$20.84

Investments, at cost	$6,052,752

Total cost	$6,052,752
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$27,543
Interest	95

Total investment income	27,638

Expenses:
Management fees	82,934
Transfer agent and administrative fees	24,392
Distribution and service fees	24,392
Portfolio accounting fees	9,757
Trustees’ fees*	1,180
Audit and outside service fees	8,115
Miscellaneous	7,492

Total expenses	158,262

Net investment loss	(130,624)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	627,836

Net realized gain	627,836

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,233,945)

Net unrealized depreciation	(1,233,945)

Net loss	(606,109)

Net decrease in net assets resulting from operations	$(736,733)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

 BIOTECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(130,624)	$(269,006)
Net realized gain during the period on investments	627,836	423,232
Net unrealized appreciation (depreciation) during the period on investments	(1,233,945)	173,101

Net increase (decrease) in net assets resulting from operations	(736,733)	327,327

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	49,352,780	76,854,529
Cost of shares redeemed	(52,868,663)	(99,333,937)

Net decrease from capital share transactions	(3,515,883)	(22,479,408)

Net decrease in net assets	(4,252,616)	(22,152,081)

Net assets:
Beginning of period	13,144,062	35,296,143

End of period	$8,891,446	$13,144,062

Accumulated net investment loss at end of period	$(130,624)	$—

Capital share activity:
Shares sold	2,087,257	3,794,772
Shares redeemed	(2,244,213)	(5,065,926)
20	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,	December 31,
	2010	[a]	2009		2008	2007		2006	2005
Per Share Data
Net asset value, beginning of period	$22.52		$19.03		$21.57	$20.66		$21.37	$19.31

Income (loss) from investment operations:
Net investment (loss)[b]	(.16)		(.25)		(.26)	(.26)		(.32)	(.31)
Net gain (loss) on securities (realized and unrealized)	(1.52)		3.74		(2.28)	1.17		(.39)	2.37

Total from investment operations	(1.68)		3.49		(2.54)	.91		(.71)	2.06

Net asset value, end of period	$20.84		$22.52		$19.03	$21.57		$20.66	$21.37

Total Return[c]	(7.46%	)	18.34%		(11.78% )	4.40%		(3.32% )	10.67%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,891		$13,144		$35,296	$13,927		$10,754	$36,086

Ratios to average net assets:
Net investment (loss)	(1.34%	)	(1.25%	)	(1.25% )	(1.20%	)	(1.48% )	(1.59%	)
Total expenses[d]	1.62%		1.68%		1.63%	1.59%		1.59%	1.66%

Portfolio turnover rate	247%		388%		351%	660%		379%	652%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

FUND PROFILE (Unaudited)
June 30, 2010

CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).
Inception: May 29, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Procter & Gamble Co.	6.3%
Coca-Cola Co.	5.1%
PepsiCo, Inc.	4.7%
Philip Morris International, Inc.	4.6%
Kraft Foods, Inc. — Class A	3.3%
Altria Group, Inc.	3.2%
Colgate-Palmolive Co.	3.0%
Kimberly-Clark Co.	2.4%
General Mills, Inc.	2.3%
Kellogg Co.	2.0%

Top Ten Total	36.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 CONSUMER PRODUCTS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.5%

CONSUMER STAPLES - 98.5%
Procter & Gamble Co.	13,522	$811,050
Coca-Cola Co.	13,135	658,326
PepsiCo, Inc.	9,987	608,708
Philip Morris International, Inc.	12,805	586,981
Kraft Foods, Inc. — Class A	15,021	420,588
Altria Group, Inc.	20,396	408,736
Colgate-Palmolive Co.	4,966	391,122
Kimberly-Clark Co.	5,159	312,790
General Mills, Inc.	8,302	294,887
Kellogg Co.	5,191	261,107
Sysco Corp.	8,743	249,788
Archer-Daniels-Midland Co.	9,665	249,550
Reynolds American, Inc.	4,750	247,570
HJ Heinz Co.	5,134	221,891
Coca-Cola Enterprises, Inc.	8,500	219,810
Kroger Co.	11,122	218,992
Campbell Soup Co.	5,916	211,970
Lorillard, Inc.	2,911	209,534
Avon Products, Inc.	7,643	202,540
Estee Lauder Companies, Inc. — Class A	3,608	201,074
Hershey Co.	4,174	200,060
Mead Johnson Nutrition Co. — Class A	3,924	196,671
ConAgra Foods, Inc.	8,392	195,701
Dr Pepper Snapple Group, Inc.	5,122	191,512
Sara Lee Corp.	13,071	184,301
Clorox Co.	2,932	182,253
Brown-Forman Corp. — Class B	3,117	178,386
Molson Coors Brewing Co. — Class B	4,144	175,540
Safeway, Inc.	8,514	167,385
JM Smucker Co.	2,726	164,160
Bunge Ltd.	3,314	163,016
Tyson Foods, Inc. — Class A	9,175	150,378
Whole Foods Market, Inc.*	4,155	149,663
Cia de Bebidas das Americas ADR	1,455	146,970
Hormel Foods Corp.	3,553	143,825
McCormick & Company, Inc.	3,540	134,378
Unilever N.V.	4,847	132,420
Church & Dwight Company, Inc.	2,063	129,371
Fomento Economico Mexicano SAB de CV ADR	2,890	124,704
Hansen Natural Corp.*	3,039	118,855
Unilever plc ADR	4,400	117,612
Constellation Brands, Inc. — Class A*	7,371	115,135
Diageo plc ADR	1,815	113,873
Energizer Holdings, Inc.*	2,264	113,834

		MARKET
	SHARES	VALUE

Green Mountain Coffee Roasters, Inc.*	4,409	$113,311
Herbalife Ltd.	2,268	104,441
Del Monte Foods Co.	7,253	104,371
Ralcorp Holdings, Inc.*	1,900	104,120
Alberto-Culver Co. — Class B	3,810	103,213
Smithfield Foods, Inc.*	6,682	99,562
Cosan Ltd. — Class A*	10,471	97,799
BRF – Brasil Foods S.A. ADR	7,200	95,472
Anheuser-Busch InBev N.V. ADR	1,970	94,580
Flowers Foods, Inc.	3,760	91,857
NBTY, Inc.*	2,663	90,569
Corn Products International, Inc.	2,926	88,658
Casey’s General Stores, Inc.	2,423	84,563
SUPERVALU, Inc.	7,750	84,010
Dean Foods Co.*	8,292	83,500
Nu Skin Enterprises, Inc. — Class A	3,126	77,931
TreeHouse Foods, Inc.*	1,656	75,613
Ruddick Corp.	2,412	74,748
Central European Distribution Corp.*	3,458	73,932
Fresh Del Monte Produce, Inc.*	3,445	69,727
Sanderson Farms, Inc.	1,360	69,006
United Natural Foods, Inc.*	2,309	68,993
Lancaster Colony Corp.	1,190	63,498

Total Consumer Staples		12,690,491

Total Common Stocks (Cost $9,691,476)		12,690,491

WARRANTS(b) - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	17	1

Total Consumer Discretionary		1

Total Warrants (Cost $–)		1

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.5%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$61,919	61,919

Total Repurchase Agreement (Cost $61,919)		61,919

Total Investments – 99.0% (Cost $9,753,395)		$12,752,411

Cash & Other Assets, Less Liabilities – 1.0%		130,825

Total Net Assets – 100.0%		$12,883,236

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depository Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

 CONSUMER PRODUCTS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2010

Assets:
Investments, at value	$12,690,492
Repurchase agreement, at value	61,919

Total investments	12,752,411
Fund shares sold	339,700
Dividends	41,791

Total assets	13,133,902

Liabilities:
Securities purchased	176,759
Fund shares redeemed	41,725
Management fees	8,478
Custodian fees	329
Transfer agent/maintenance fees	2,493
Distribution and service fees	2,493
Portfolio accounting fees	997
Other	17,392

Total liabilities	250,666

Net assets	$12,883,236

Net assets consist of:
Paid in capital	14,907,526
Undistributed net investment income	335,061
Accumulated net realized loss on sale of investments	(5,358,367)
Net unrealized appreciation in value of investments	2,999,016

Net assets	12,883,236

Capital shares outstanding	400,478
Net asset value per share	$32.17

Investments, at cost	$9,691,476
Repurchase agreement, at cost	61,919

Total cost	$9,753,395
STATEMENT OF
OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $147)	$242,064
Interest	62

Total investment income	242,126

Expenses:
Management fees	78,487
Transfer agent and administrative fees	23,084
Distribution and service fees	23,084
Portfolio accounting fees	9,234
Trustees’ fees*	1,278
Audit and outside service fees	10,519
Miscellaneous	3,974

Total expenses	149,660

Net investment income	92,466

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	1,715,919

Net realized gain	1,715,919

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(1,549,066)

Net unrealized depreciation	(1,549,066)

Net realized and unrealized gain	166,853

Net increase in net assets resulting from operations	$259,319

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 CONSUMER PRODUCTS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$92,466	$242,595
Net realized gain (loss) during the period on investments	1,715,919	(356,061)
Net unrealized appreciation (depreciation) during the period on investments	(1,549,066)	2,224,030

Net increase in net assets resulting from operations	259,319	2,110,564

Distributions to shareholders from:
Net investment income	—	(346,841)

Total distributions to shareholders	—	(346,841)

Capital share transactions:
Proceeds from sale of shares	43,672,053	46,961,368
Distributions reinvested	—	346,841
Cost of shares redeemed	(52,300,320)	(52,652,456)

Net decrease from capital share transactions	(8,628,267)	(5,344,247)

Net decrease in net assets	(8,368,948)	(3,580,524)

Net assets:
Beginning of period	21,252,184	24,832,708

End of period	$12,883,236	$21,252,184

Undistributed net investment income at end of period	$335,061	$242,595

Capital share activity:
Shares sold	1,300,287	1,603,031
Shares reinvested	—	10,715
Shares redeemed	(1,558,817)	(1,857,493)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

 CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$32.25		$27.51	$37.02	$36.55	$31.63	$32.95

Income (loss) from investment operations:
Net investment income[b]	.16		.41	.40	.42	.48	.14
Net gain (loss) on securities (realized and unrealized)	(.24)		4.85	(9.09)	3.69	5.03	(.26)

Total from investment operations	(.08)		5.26	(8.69)	4.11	5.51	(.12)

Less distributions:
Dividends from net investment income	—		(.52)	(.06)	(.69)	(.27)	(.17)
Distributions from realized gains	—		—	(.76)	(2.95)	(.32)	(1.03)

Total distributions	—		(.52)	(.82)	(3.64)	(.59)	(1.20)

Net asset value, end of period	$32.17		$32.25	$27.51	$37.02	$36.55	$31.63

Total Return[c]	(0.25%	)	19.12%	(23.39% )	11.08%	17.42%	(0.40% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,883		$21,252	$24,833	$40,847	$43,007	$22,177

Ratios to average net assets:
Net investment income	1.00%		1.43%	1.21%	1.10%	1.41%	0.42%
Total expenses[d]	1.62%		1.66%	1.61%	1.59%	1.59%	1.58%

Portfolio turnover rate	230%		259%	297%	260%	219%	357%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
26	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

ELECTRONICS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).
Inception: August 3, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Intel Corp.	9.4%
Texas Instruments, Inc.	4.9%
Broadcom Corp. — Class A	3.7%
Applied Materials, Inc.	3.6%
Marvell Technology Group Ltd.	2.8%
Analog Devices, Inc.	2.6%
Micron Technology, Inc.	2.6%
Altera Corp.	2.6%
Xilinx, Inc.	2.4%
Linear Technology Corp.	2.3%

Top Ten Total	36.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 ELECTRONICS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.8%

INFORMATION TECHNOLOGY - 98.8%
Intel Corp.	36,989	$719,436
Texas Instruments, Inc.	15,893	369,989
Broadcom Corp. — Class A	8,639	284,828
Applied Materials, Inc.	23,036	276,893
Marvell Technology Group Ltd.*	13,437	211,767
Analog Devices, Inc.	7,169	199,728
Micron Technology, Inc.*	23,034	195,559
Altera Corp.	7,862	195,056
Xilinx, Inc.	7,374	186,267
Linear Technology Corp.	6,322	175,815
Cree, Inc.*	2,882	173,006
Microchip Technology, Inc.	5,750	159,505
NVIDIA Corp.*	15,459	157,836
Maxim Integrated Products, Inc.	9,287	155,371
KLA-Tencor Corp.	5,428	151,333
Lam Research Corp.*	3,964	150,870
Advanced Micro Devices, Inc.*	19,999	146,393
Taiwan Semiconductor Manufacturing Company Ltd. ADR	14,751	143,970
National Semiconductor Corp.	9,244	124,424
Skyworks Solutions, Inc.*	7,167	120,334
LSI Corp.*	25,568	117,613
ON Semiconductor Corp.*	17,750	113,245
Novellus Systems, Inc.*	4,227	107,197
Atmel Corp.*	21,280	102,144
ASML Holding N.V.	3,712	101,969
MEMC Electronic Materials, Inc.*	10,178	100,559
Varian Semiconductor Equipment Associates, Inc.*	3,489	99,995
Rambus, Inc.*	5,670	99,338
Silicon Laboratories, Inc.*	2,297	93,166
Atheros Communications, Inc.*	3,350	92,259
PMC - Sierra, Inc.*	12,238	92,030
Netlogic Microsystems, Inc.*	3,320	90,304
Teradyne, Inc.*	9,011	87,857
Cypress Semiconductor Corp.*	8,672	87,067
Intersil Corp. — Class A	7,009	84,879
Veeco Instruments, Inc.*	2,330	79,872
Cavium Networks, Inc.*	2,880	75,427
Omnivision Technologies, Inc.*	3,360	72,038
International Rectifier Corp.*	3,825	71,183
Microsemi Corp.*	4,832	70,692
Semtech Corp.*	4,283	70,113
Fairchild Semiconductor International, Inc. — Class A*	8,326	70,022
Cirrus Logic, Inc.*	4,365	69,011

		MARKET
	SHARES	VALUE

Amkor Technology, Inc.*	12,103	$66,687
Power Integrations, Inc.	2,045	65,839
TriQuint Semiconductor, Inc.*	10,751	65,689
Cymer, Inc.*	2,178	65,427
Tessera Technologies, Inc.*	3,871	62,129
Integrated Device Technology, Inc.*	12,244	60,608
Rubicon Technology, Inc.*	1,960	58,388
Applied Micro Circuits Corp.*	5,474	57,367
Micrel, Inc.	5,380	54,768
Volterra Semiconductor Corp.*	2,330	53,730
Formfactor, Inc.*	4,771	51,527
Avago Technologies Ltd.*	2,430	51,176
Monolithic Power Systems, Inc.*	2,730	48,758
Zoran Corp.*	5,105	48,702
Lattice Semiconductor Corp.*	11,060	48,000
Kulicke & Soffa Industries, Inc.*	6,790	47,666
Advanced Energy Industries, Inc.*	3,645	44,797
Verigy, Ltd.*	5,120	44,493
Hittite Microwave Corp.*	890	39,819
Cabot Microelectronics Corp.*	1,145	39,606
Diodes, Inc.*	2,495	39,596
MKS Instruments, Inc.*	1,970	36,878
FEI Co.*	1,745	34,394

Total Information Technology		7,532,404

Total Common Stocks (Cost $5,518,268)		7,532,404

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 1.5%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$112,810	112,810

Total Repurchase Agreement (Cost $112,810)		112,810

Total Investments – 100.3% (Cost $5,631,078)		$7,645,214

Liabilities, Less Cash & Other Assets – (0.3)%		(26,448)

Total Net Assets – 100.0%		$7,618,766

*	Non-income producing security.

+	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt
28	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ELECTRONICS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$7,532,404
Repurchase agreement, at value	112,810

Total investments	7,645,214
Fund shares sold	444,391
Dividends	664

Total assets	8,090,269

Liabilities:
Securities purchased	426,123
Fund shares redeemed	24,558
Management fees	5,349
Custodian fees	209
Transfer agent/maintenance fees	1,573
Distribution and service fees	1,573
Portfolio accounting fees	629
Other	11,489

Total liabilities	471,503

Net assets	$7,618,766

Net assets consist of:
Paid in capital	14,100,762
Accumulated net investment loss	(40,736)
Accumulated net realized loss on sale of investments	(8,455,396)
Net unrealized appreciation in value of investments	2,014,136

Net assets	7,618,766

Capital shares outstanding	735,068
Net asset value per share	$10.36

Investments, at cost	$5,518,268
Repurchase agreement, at cost	112,810

Total cost	$5,631,078
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$106,322
Interest	69

Total investment income	106,391

Expenses:
Management fees	77,353
Transfer agent and administrative fees	22,751
Distribution and service fees	22,751
Portfolio accounting fees	9,100
Trustees’ fees*	1,414
Audit and outside service fees	12,791
Miscellaneous	967
Total expenses	147,127

Net investment loss	(40,736)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,510,555

Net realized gain	2,510,555

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(5,403,389)

Net unrealized depreciation	(5,403,389)

Net loss	(2,892,834)

Net decrease in net assets resulting from operations	$(2,933,570)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	29

 ELECTRONICS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited )	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(40,736)	$(31,930)
Net realized gain during the period on investments	2,510,555	1,870,560
Net unrealized appreciation (depreciation) during the period on investments	(5,403,389)	7,186,967

Net increase (decrease) in net assets resulting from operations	(2,933,570)	9,025,597

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	68,663,039	94,247,995
Cost of shares redeemed	(83,139,940)	(80,121,501)

Net increase (decrease) from capital share transactions	(14,476,901)	14,126,494

Net increase (decrease) in net assets	(17,410,471)	23,152,091

Net Assets:
Beginning of period	25,029,237	1,877,146

End of period	$7,618,766	$25,029,237

Accumulated net investment loss at end of period	$(40,736)	$—

Capital share activity:
Shares sold	5,946,257	10,441,590
Shares redeemed	(7,346,367)	(8,581,628)
30	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ELECTRONICS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,		December 31,
	2010	[a]	2009		2008	2007	2006		2005
Per Share Data
Net asset value, beginning of period	$11.72		$6.82		$13.67	$14.02	$13.68		$13.17

Income (loss) from investment operations:
Net investment loss[b]	(.03)		(.02)		(.02)	(.11)	(.15)		(.16)
Net gain (loss) on securities (realized and unrealized)	(1.33)		4.92		(6.83)	(.24)	.49		.67

Total from investment operations	(1.36)		4.90		(6.85)	(.35)	.34		.51

Net asset value, end of period	$10.36		$11.72		$6.82	$13.67	$14.02		$13.68

Total Return[c]	(11.60%	)	71.85%		(50.11% )	(2.50% )	2.49%		3.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,619		$25,029		$1,877	$2,943	$3,856		$8,306

Ratios to average net assets:
Net investment loss	(0.45%	)	(0.19%	)	(0.15% )	(0.73% )	(1.02%	)	(1.24%	)
Total expenses[d]	1.62%		1.64%		1.61%	1.59%	1.59%		1.62%

Portfolio turnover rate	360%		445%		940%	1,009%	477%		1,136%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	31

FUND PROFILE (Unaudited)
June 30, 2010

ENERGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).
Inception: May 29, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	7.7%
Chevron Corp.	4.2%
ConocoPhillips	3.0%
Schlumberger Ltd.	2.9%
Occidental Petroleum Corp.	2.8%
Suncor Energy, Inc.	2.4%
Petroleo Brasileiro S.A. ADR	2.3%
Canadian Natural Resources Ltd.	2.2%
Apache Corp.	1.8%
Devon Energy Corp.	1.8%

Top Ten Total	31.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

32	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 ENERGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.8%

ENERGY - 98.8%
Exxon Mobil Corp.	38,830	$2,216,015
Chevron Corp.	17,820	1,209,265
ConocoPhillips	17,842	875,864
Schlumberger Ltd.	15,174	839,729
Occidental Petroleum Corp.	10,472	807,915
Suncor Energy, Inc.	23,578	694,136
Petroleo Brasileiro S.A. ADR	19,069	654,448
Canadian Natural Resources Ltd.	18,946	629,576
Apache Corp.	6,309	531,155
Devon Energy Corp.	8,639	526,288
EOG Resources, Inc.	5,129	504,540
Halliburton Co.	20,200	495,910
Marathon Oil Corp.	15,904	494,455
EnCana Corp.	15,846	480,768
Baker Hughes, Inc.	10,682	444,051
Anadarko Petroleum Corp.	11,964	431,781
Hess Corp.	8,381	421,900
Talisman Energy, Inc.	26,871	407,902
Transocean Ltd.*	8,462	392,044
Spectra Energy Corp.	18,923	379,785
National Oilwell Varco, Inc.	11,461	379,015
Chesapeake Energy Corp.	17,789	372,680
Southwestern Energy Co.*	9,523	367,969
Valero Energy Corp.	19,544	351,401
Peabody Energy Corp.	8,843	346,027
Nexen, Inc.	16,974	333,879
Noble Energy, Inc.	5,502	331,936
Williams Companies, Inc.	18,134	331,489
Weatherford International Ltd.*	24,581	322,994
Smith International, Inc.	8,449	318,105
Diamond Offshore Drilling, Inc.	5,025	312,505
BP plc ADR	10,810	312,193
Murphy Oil Corp.	6,275	310,926
Noble Corp.	9,822	303,598
Cameco Corp. — Class A	14,262	303,495
Ensco International plc ADR	7,630	299,706
Total S.A. ADR	6,604	294,803
El Paso Corp.	25,940	288,193
Cameron International Corp.*	8,682	282,339
Consol Energy, Inc.	8,345	281,727
Continental Resources, Inc.*	6,302	281,195
FMC Technologies, Inc.*	5,065	266,723
Ultra Petroleum Corp.*	5,836	258,243
Cimarex Energy Co.	3,581	256,328
Pioneer Natural Resources Co.	4,310	256,229
Newfield Exploration Co.*	5,224	255,245
Range Resources Corp.	6,138	246,441
Denbury Resources, Inc.*	16,768	245,484
Tenaris S.A. ADR	7,024	243,101
PetroChina Company Ltd. ADR	2,200	241,406

		MARKET
	SHARES	VALUE

Concho Resources, Inc.*	4,223	$233,659
Royal Dutch Shell plc ADR	4,456	223,780
Sunoco, Inc.	6,346	220,650
Nabors Industries Ltd.*	12,491	220,091
Petrohawk Energy Corp.*	12,850	218,064
CNOOC Ltd. ADR	1,280	217,818
Alpha Natural Resources, Inc.*	6,145	208,131
Whiting Petroleum Corp.*	2,644	207,342
Pride International, Inc.*	9,127	203,897
China Petroleum & Chemical Corp. ADR	2,490	200,470
Helmerich & Payne, Inc.	5,303	193,666
Core Laboratories N.V.	1,270	187,465
Statoil ASA ADR	9,730	186,329
Arch Coal, Inc.	9,277	183,777
Cabot Oil & Gas Corp.	5,699	178,493
EXCO Resources, Inc.	12,134	177,278
Forest Oil Corp.*	6,457	176,663
Southern Union Co.	7,940	173,568
Plains Exploration & Production Co.*	8,358	172,258
Massey Energy Co.	6,188	169,242
Oceaneering International, Inc.*	3,746	168,195
Rowan Companies, Inc.*	7,526	165,120
SM Energy Co.	4,097	164,536
Dresser-Rand Group, Inc.*	5,207	164,281
Mariner Energy, Inc.*	7,280	156,374
Tidewater, Inc.	3,816	147,756
Oil States International, Inc.*	3,689	146,011
Frontline Ltd.	5,050	144,127
Unit Corp.*	3,550	144,094
InterOil Corp.*	3,210	142,556
Patterson-UTI Energy, Inc.	11,056	142,291
Atlas Energy, Inc.*	5,170	139,952
Quicksilver Resources, Inc.*	12,501	137,511
Brigham Exploration Co.*	8,750	134,575

Total Energy		28,482,922

Total Common Stocks (Cost $19,752,701)		28,482,922

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.6%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$179,212	179,212

Total Repurchase Agreement (Cost $179,212)		179,212

Total Investments — 99.4% (Cost $19,931,913)		$28,662,134

Cash & Other Assets, Less Liabilities — 0.6%		175,599

Total Net Assets — 100.0%		$28,837,733

*	Non-income producing security.

+	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	33

 ENERGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$28,482,922
Repurchase agreement, at value	179,212

Total investments	28,662,134
Cash	3,011
Fund shares sold	780,381
Dividends	20,076

Total assets	29,465,602

Liabilities:
Securities purchased	268,016
Fund shares redeemed	285,451
Management fees	20,681
Custodian fees	804
Transfer agent/maintenance fees	6,083
Distribution and service fees	6,083
Portfolio accounting fees	2,433
Other	38,318

Total liabilities	627,869

Net assets	$28,837,733

Net assets consist of:
Paid in capital	24,537,988
Undistributed net investment income	142,578
Accumulated net realized loss on sale of investments	(4,573,054)
Net unrealized appreciation in value of investments	8,730,221

Net assets	28,837,733

Capital shares outstanding	1,263,023
Net asset value per share	$22.83

Investments, at cost	$19,752,701
Repurchase agreement, at cost	179,212

Total cost	$19,931,913
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $2,862)	$259,616
Interest	137

Total investment income	259,753

Expenses:
Management fees	151,270
Transfer agent and administrative fees	44,491
Distribution and service fees	44,491
Portfolio accounting fees	17,796
Trustees’ fees*	2,431
Audit and outside service fees	20,216
Miscellaneous	7,489

Total expenses	288,184

Net investment loss	(28,431)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) during the period on:
Investment securities	1,388,369

Net realized gain	1,388,369

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(6,735,147)

Net unrealized depreciation	(6,735,147)

Net loss	(5,346,778)

Net decrease in net assets resulting from operations	$(5,375,209)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ENERGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(28,431)	$171,009
Net realized gain (loss) during the period on investments	1,388,369	(761,981)
Net unrealized appreciation (depreciation) during the period on investments	(6,735,147)	11,603,214

Net increase (decrease) in net assets resulting from operations	(5,375,209)	11,012,242

Distributions to shareholders from:
Net investment income	—	—
Net realized gain on investments	—	(3,007,402)

Total distributions to shareholders	—	(3,007,402)

Capital share transactions:
Proceeds from sale of shares	41,584,514	85,614,933
Distributions reinvested	—	3,007,402
Cost of shares redeemed	(46,724,410)	(88,117,410)

Net increase (decrease) from capital share transactions	(5,139,896)	504,925

Net increase (decrease) in net assets	(10,515,105)	8,509,765
Net assets:
Beginning of period	39,352,838	30,843,073

End of period	$28,837,733	$39,352,838

Undistributed net investment income at end of period	$142,578	$171,009

Capital share activity:
Shares sold	1,577,525	3,620,410
Shares reinvested	—	117,111
Shares redeemed	(1,806,880)	(3,750,065)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	35

 ENERGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$26.37		$20.49	$39.83	$33.14	$39.20	$29.68

Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)		.11	(.03)	(.11)	(.13)	— [e]
Net gain (loss) on securities (realized and unrealized)	(3.52)		7.73	(18.29)	11.01	5.28	11.44

Total from investment operations	(3.54)		7.84	(18.32)	10.90	5.15	11.44

Less distributions:
Dividends from net investment income	—		—	—	—	—	(.01)
Distributions from realized gains	—		(1.96)	(1.02)	(4.21)	(11.21)	(1.91)

Total distributions	—		(1.96)	(1.02)	(4.21)	(11.21)	(1.92)

Net asset value, end of period	$22.83		$26.37	$20.49	$39.83	$33.14	$39.20

Total Return[c]	(13.42%	)	38.50%	(46.03% )	33.22%	11.93%	38.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,838		$39,353	$30,843	$101,458	$70,190	$83,437

Ratios to average net assets:
Net investment income (loss)	(0.16%	)	0.48%	(0.08% )	(0.27% )	(0.31% )	(0.01% )
Total expenses[d]	1.62%		1.65%	1.60%	1.58%	1.59%	1.59%

Portfolio turnover rate	101%		206%	154%	217%	146%	351%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Less than $.01 per share.
36	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

ENERGY SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production (“Energy Services Companies”).
Inception: May 2, 2001.
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Schlumberger Ltd.	9.8%
Halliburton Co.	5.8%
Baker Hughes, Inc.	5.2%
Transocean Ltd.	4.6%
National Oilwell Varco, Inc.	4.5%
Weatherford International Ltd.	3.8%
Diamond Offshore Drilling, Inc.	3.7%
Smith International, Inc.	3.7%
Noble Corp.	3.6%
Cameron International Corp.	3.3%

Top Ten Total	48.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	37

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 ENERGY SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.5%

ENERGY - 98.5% Schlumberger Ltd.	35,906	$1,987,038
Halliburton Co.	47,791	1,173,269
Baker Hughes, Inc.	25,623	1,065,148
Transocean Ltd.*	20,300	940,499
National Oilwell Varco, Inc.	27,498	909,359
Weatherford International Ltd.*	58,154	764,144
Diamond Offshore Drilling, Inc.	12,177	757,288
Smith International, Inc.	19,938	750,666
Noble Corp.	23,560	728,240
Cameron International Corp.*	20,818	677,001
FMC Technologies, Inc.*	12,254	645,296
Ensco International plc ADR	14,755	579,576
Nabors Industries Ltd.*	29,973	528,124
Pride International, Inc.*	21,885	488,911
Helmerich & Payne, Inc.	12,832	468,625
Tenaris S.A. ADR	13,365	462,563
Core Laboratories N.V.	3,100	457,591
Dresser-Rand Group, Inc.*	12,607	397,751
Oceaneering International, Inc.*	8,801	395,165
Rowan Companies, Inc.*	17,753	389,501
Tidewater, Inc.	8,969	347,280
Oil States International, Inc.*	8,675	343,356
Patterson-UTI Energy, Inc.	26,517	341,274
Unit Corp.*	8,355	339,129
Atwood Oceanics, Inc.*	12,803	326,733
Dril-Quip, Inc.*	7,410	326,188
CARBO Ceramics, Inc.	4,518	326,154
Exterran Holdings, Inc.*	12,408	320,250
Superior Energy Services, Inc.*	16,076	300,139
Complete Production Services, Inc.*	18,800	268,840
Helix Energy Solutions Group, Inc.*	24,283	261,528

		MARKET
	SHARES	VALUE

Key Energy Services, Inc.*	27,889	$256,021
Lufkin Industries, Inc.	5,592	218,032
SEACOR Holdings, Inc.*	3,002	212,121
Precision Drilling Corp.*	31,010	205,906
Bristow Group, Inc.*	6,651	195,539
Tetra Technologies, Inc.*	18,610	168,979
Superior Well Services, Inc.*	10,080	168,538
Hornbeck Offshore Services, Inc.*	11,080	161,768
Gulfmark Offshore, Inc. — Class A*	4,730	123,926
Global Industries Ltd.*	24,844	111,549
Willbros Group, Inc.*	14,780	109,372

Total Energy		19,998,377

Total Common Stocks (Cost $11,615,270)		19,998,377

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$170,583	170,583

Total Repurchase Agreement (Cost $170,583)		170,583

Total Investments – 99.3% (Cost $11,785,853)		$20,168,960

Cash & Other Assets, Less Liabilities – 0.7%		136,378

Total Net Assets – 100.0%		$20,305,338

*	Non-income producing security.

+	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company
38	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ENERGY SERVICES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2010

Assets:
Investments, at value	$19,998,377
Repurchase agreement, at value	170,583

Total investments	20,168,960
Securities sold	761,421
Fund shares sold	89,829
Dividends	18,765

Total assets	21,038,975

Liabilities:
Fund shares redeemed	668,197
Management fees	16,590
Custodian fees	650
Transfer agent/maintenance fees	4,879
Distribution and service fees	4,879
Portfolio accounting fees	1,952
Other	36,490

Total liabilities	733,637

Net assets	$20,305,338

Net assets consist of:
Paid in capital	14,511,699
Accumulated net investment loss	(126,466)
Accumulated net realized loss on
sale of investments	(2,463,002)
Net unrealized appreciation in
value of investments	8,383,107

Net assets	20,305,338

Capital shares outstanding	1,087,524
Net asset value per share	$18.67

Investments, at cost	$11,615,270
Repurchase agreement, at cost	170,583

Total cost	$11,785,853
STATEMENT OF
OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $137)	$156,966
Interest	155

Total investment income	157,121

Expenses:
Management fees	148,871
Transfer agent and administrative fees	43,785
Distribution and service fees	43,785
Portfolio accounting fees	17,514
Trustees’ fees*	2,520
Audit and outside service fees	20,586
Miscellaneous	6,526

Total expenses	283,587

Net investment loss	(126,466)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	4,339,491

Net realized gain	4,339,491

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(9,820,996)

Net unrealized depreciation	(9,820,996)

Net loss	(5,481,505)

Net decrease in net assets resulting from operations	$(5,607,971)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 39

 ENERGY SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations: Net investment loss	$(126,466)	$(106,716)
Net realized gain (loss) during the period on investments	4,339,491	(3,019,409)
Net unrealized appreciation (depreciation) during the period on investments	(9,820,996)	17,820,008

Net increase (decrease) in net assets resulting from operations	(5,607,971)	14,693,883

Distributions to shareholders from:
Net realized gain on investments	—	(2,202,081)

Total distributions to shareholders	—	(2,202,081)

Capital share transactions:
Proceeds from sale of shares	49,109,808	101,081,304
Distributions reinvested	—	2,202,081
Cost of shares redeemed	(64,696,785)	(95,872,426)

Net increase (decrease) from capital share transactions	(15,586,977)	7,410,959

Net increase (decrease) in net assets	(21,194,948)	19,902,761

Net assets:
Beginning of period	41,500,286	21,597,525

End of period	$20,305,338	$41,500,286

Accumulated net investment loss at end of period	$(126,466)	$—

Capital share activity:
Shares sold	2,214,541	5,247,177
Shares reinvested	—	102,090
Shares redeemed	(3,016,597)	(4,983,087)
40	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$21.96		$14.18	$38.67	$29.79	$30.92	$20.85

Income (loss) from investment operations:
Net investment loss[b]	(.08)		(.06)	(.28)	(.34)	(.37)	(.30)
Net gain (loss) on securities (realized and unrealized)	(3.21)		8.89	(21.79)	11.37	4.01	10.37

Total from investment operations	(3.29)		8.83	(22.07)	11.03	3.64	10.07

Less distributions:
Distributions from realized gains	—		(1.05)	(2.42)	(2.15)	(4.77)	—

Total distributions	—		(1.05)	(2.42)	(2.15)	(4.77)	—

Net asset value, end of period	$18.67		$21.96	$14.18	$38.67	$29.79	$30.92

Total Return[c]	(14.98%	)	62.42%	(57.60% )	37.10%	10.98%	48.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,305		$41,500	$21,598	$95,917	$43,910	$79,722

Ratios to average net assets:
Net investment loss	(0.72%	)	(0.30% )	(0.78% )	(0.91% )	(1.08% )	(1.17%	)
Total expenses[d]	1.62%		1.65%	1.60%	1.58%	1.59%	1.61%

Portfolio turnover rate	128%		247%	122%	193%	184%	317%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 41

FUND PROFILE (Unaudited)
June 30, 2010

FINANCIAL SERVICES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies involved in the financial services sector (“Financial Services Companies”).
Inception: July 20, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Berkshire Hathaway, Inc. — Class B	3.6%
JPMorgan Chase & Co.	3.1%
Bank of America Corp.	3.0%
Wells Fargo & Co.	2.9%
Goldman Sachs Group, Inc.	2.1%
American Express Co.	1.7%
U.S. Bancorp	1.7%
Morgan Stanley	1.4%
Bank of New York Mellon Corp.	1.4%
MetLife, Inc.	1.4%

Top Ten Total	22.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.0%

FINANCIALS - 99.0%
Berkshire Hathaway, Inc. — Class B*	4,060	$323,541
JPMorgan Chase & Co.	7,481	273,879
Bank of America Corp.	18,519	266,118
Wells Fargo & Co.	10,063	257,613
Goldman Sachs Group, Inc.	1,456	191,129
American Express Co.	3,943	156,537
U.S. Bancorp	6,703	149,812
Morgan Stanley	5,509	127,864
Bank of New York Mellon Corp.	5,043	124,512
MetLife, Inc.	3,280	123,853
PNC Financial Services Group, Inc.	2,136	120,684
BlackRock, Inc. — Class A	819	117,445
Travelers Companies, Inc.	2,256	111,108
Prudential Financial, Inc.	2,056	110,325
American International Group, Inc.*	3,160	108,830
Simon Property Group, Inc.	1,337	107,963
Aflac, Inc.	2,413	102,963
Franklin Resources, Inc.	1,155	99,549
Capital One Financial Corp.	2,417	97,405
CME Group, Inc. — Class A	341	96,009
ACE Ltd.	1,860	95,753
BB&T Corp.	3,580	94,190
Charles Schwab Corp.	6,546	92,822
State Street Corp.	2,708	91,585
Royal Bank of Canada	1,904	90,992
Chubb Corp.	1,817	90,868
Itau Unibanco Holding S.A. ADR	4,993	89,924
Allstate Corp.	3,112	89,408
Public Storage	1,014	89,141
Loews Corp.	2,573	85,707
HSBC Holdings plc ADR	1,865	85,025
ICICI Bank Ltd. ADR	2,321	83,881
Toronto-Dominion Bank	1,292	83,864
Banco Bradesco S.A. ADR	5,177	82,107
Vornado Realty Trust	1,109	80,902
Marsh & McLennan Companies, Inc.	3,545	79,940
China Life Insurance Company Ltd. ADR	1,220	79,544
Progressive Corp.	4,222	79,036
HDFC Bank Ltd. ADR	540	77,204
Banco Santander S.A. ADR	7,254	76,167
UBS AG	5,734	75,803
Deutsche Bank AG	1,345	75,535
Equity Residential	1,810	75,368
Northern Trust Corp.	1,611	75,234
SunTrust Banks, Inc.	3,211	74,816
T. Rowe Price Group, Inc.	1,681	74,620
Credit Suisse Group AG ADR	1,981	74,149
Banco Santander Brasil S.A. ADR	6,960	71,897
Annaly Capital Management, Inc.	4,166	71,447
AON Corp.	1,911	70,936

		MARKET
	SHARES	VALUE

Fifth Third Bancorp	5,702	$70,078
Boston Properties, Inc.	975	69,557
HCP, Inc.	2,142	69,080
M&T Bank Corp.	811	68,894
Hartford Financial Services Group, Inc.	3,100	68,603
Ameriprise Financial, Inc.	1,879	67,888
Barclays plc ADR	4,260	67,691
TD Ameritrade Holding Corp.*	4,408	67,442
IntercontinentalExchange, Inc.*	583	65,896
Host Hotels & Resorts, Inc.	4,794	64,623
Discover Financial Services	4,578	64,000
Regions Financial Corp.	9,491	62,451
Ventas, Inc.	1,301	61,082
Bank of Montreal	1,120	60,794
AvalonBay Communities, Inc.	650	60,690
NYSE Euronext	2,187	60,427
Unum Group	2,777	60,261
Principal Financial Group, Inc.	2,558	59,960
Invesco Ltd.	3,534	59,477
CNA Financial Corp.*	2,310	59,044
Lincoln National Corp.	2,426	58,928
KeyCorp	7,593	58,390
Comerica, Inc.	1,580	58,191
New York Community Bancorp, Inc.	3,789	57,858
Hudson City Bancorp, Inc.	4,662	57,063
CIT Group, Inc.*	1,680	56,885
Manulife Financial Corp.	3,850	56,133
Genworth Financial, Inc. — Class A*	4,261	55,691
PartnerRe Ltd.	761	53,377
Plum Creek Timber Company, Inc.	1,534	52,969
Health Care REIT, Inc.	1,235	52,018
Kimco Realty Corp.	3,826	51,421
XL Capital plc	3,185	50,992
Moody’s Corp.	2,538	50,557
People’s United Financial, Inc.	3,724	50,274
Digital Realty Trust, Inc.	860	49,605
Macerich Co.	1,300	48,516
ProLogis	4,761	48,229
SLM Corp.*	4,640	48,210
Leucadia National Corp.*	2,450	47,799
Nationwide Health Properties, Inc.	1,317	47,109
Legg Mason, Inc.	1,670	46,810
Federal Realty Investment Trust	665	46,730
Everest Re Group Ltd.	650	45,968
Cincinnati Financial Corp.	1,769	45,764
WR Berkley Corp.	1,729	45,749
Torchmark Corp.	920	45,549
CB Richard Ellis Group, Inc. — Class A*	3,303	44,954
General Growth Properties, Inc.	3,390	44,951
Arch Capital Group Ltd.*	601	44,774
Huntington Bancshares, Inc.	8,075	44,735
Marshall & Ilsley Corp.	6,220	44,660

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 FINANCIAL SERVICES FUND

		MARKET
	SHARES	VALUE

SL Green Realty Corp.	811	$44,637
SEI Investments Co.	2,179	44,364
Assurant, Inc.	1,276	44,277
Axis Capital Holdings Ltd.	1,475	43,837
AMB Property Corp.	1,839	43,603
NASDAQ OMX Group, Inc.*	2,420	43,028
Jefferies Group, Inc.	2,034	42,877
Zions Bancorp	1,930	41,630
Lazard Ltd. — Class A	1,517	40,519
Eaton Vance Corp.	1,461	40,338
Liberty Property Trust	1,384	39,928

Total Financials		8,892,839

Total Common Stocks (Cost $6,689,259)		8,892,839

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$59,310	59,310

Total Repurchase Agreement (Cost $59,310)		59,310

Total Investments – 99.7% (Cost $6,748,569)		$8,952,149

Cash & Other Assets, Less Liabilities – 0.3%		27,800

Total Net Assets – 100.0%		$8,979,949

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust
44	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 FINANCIAL SERVICES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$8,892,839
Repurchase agreement, at value	59,310

Total investments	8,952,149
Cash	1,787
Securities sold	70,090
Dividends	18,191

Total assets	9,042,217

Liabilities:
Fund shares redeemed	36,908
Management fees	6,425
Custodian fees	250
Transfer agent/maintenance fees	1,889
Distribution and service fees	1,889
Portfolio accounting fees	756
Other	14,151

Total liabilities	62,268

Net assets	$8,979,949

Net assets consist of:
Paid in capital	16,905,982
Undistributed net investment income	82,658
Accumulated net realized loss on sale of investments	(10,212,271)
Net unrealized appreciation in value of investments	2,203,580

Net assets	8,979,949

Capital shares outstanding	698,146
Net asset value per share	$12.86

Investments, at cost	$6,689,259
Repurchase agreement, at cost	59,310

Total cost	$6,748,569
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,831)	$129,051
Interest	67

Total investment income	129,118

Expenses:
Management fees	61,771
Transfer agent and administrative fees	18,168
Distribution and service fees	18,168
Portfolio accounting fees	7,267
Trustees’ fees*	1,034
Audit and outside service fees	7,395
Miscellaneous	4,071

Total expenses	117,874

Net investment income	11,244

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	896,611

Net realized gain	896,611

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(2,067,977)

Net unrealized depreciation	(2,067,977)

Net loss	(1,171,366)

Net decrease in net assets resulting from operations	$(1,160,122)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 45

 FINANCIAL SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$11,244	$71,316
Net realized gain (loss) during the period on investments	896,611	(402,332)
Net unrealized appreciation (depreciation) during the period on investments	(2,067,977)	4,114,331

Net increase (decrease) in net assets resulting from operations	(1,160,122)	3,783,315

Distributions to shareholders from:
Net investment income	—	(254,482)

Total distributions to shareholders	—	(254,482)

Capital share transactions:
Proceeds from sale of shares	40,640,510	57,021,322
Distributions reinvested	—	254,482
Cost of shares redeemed	(47,663,416)	(51,948,558)

Net increase (decrease) from capital share transactions	(7,022,906)	5,327,246

Net increase (decrease) in net assets	(8,183,028)	8,856,079

Net assets:
Beginning of period	17,162,977	8,306,898

End of period	$8,979,949	$17,162,977

Undistributed net investment income at end of period	$82,658	$71,414

Capital share activity:
Shares sold	2,869,768	5,025,328
Shares reinvested	—	18,893
Shares redeemed	(3,448,470)	(4,495,513)
46	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$13.44		$11.41	$21.96	$32.18	$29.10	$30.38

Income (loss) from investment operations:
Net investment income[b]	.01		.06	.32	.28	.26	.28
Net gain (loss) on securities (realized and unrealized)	(.59)		2.19	(10.87)	(6.23)	4.59	.67

Total from investment operations	(.58)		2.25	(10.55)	(5.95)	4.85	.95

Less distributions:
Dividends from net investment income	—		(.22)	—	(.66)	(.39)	(.25)
Distributions from realized gains	—		—	—	(3.61)	(1.38)	(1.98)

Total distributions	—		(.22)	—	(4.27)	(1.77)	(2.23)

Net asset value, end of period	$12.86		$13.44	$11.41	$21.96	$32.18	$29.10

Total Return[c]	(4.32%	)	19.68%	(48.04% )	(18.80% )	16.73%	3.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,980		$17,163	$8,307	$17,508	$50,190	$36,839

Ratios to average net assets:
Net investment income	0.15%		0.54%	1.87%	0.90%	0.83%	0.94%
Total expenses[d]	1.62%		1.64%	1.61%	1.59%	1.59%	1.59%

Portfolio turnover rate	274%		357%	422%	525%	330%	549%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 47

FUND PROFILE (Unaudited)
June 30, 2010

HEALTH CARE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).
Inception: June 19, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Johnson & Johnson	4.2%
Merck & Company, Inc.	3.4%
Pfizer, Inc.	3.4%
Abbott Laboratories	2.7%
Amgen, Inc.	2.3%
Teva Pharmaceutical Industries Ltd. ADR	2.2%
Alcon, Inc.	2.2%
Bristol-Myers Squibb Co.	2.1%
Medtronic, Inc.	2.0%
Eli Lilly & Co.	2.0%

Top Ten Total	26.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

48	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 HEALTH CARE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.1%

HEALTH CARE - 99.1%
Johnson & Johnson	10,588	$625,327
Merck & Company, Inc.	14,489	506,680
Pfizer, Inc.	35,411	504,961
Abbott Laboratories	8,749	409,278
Amgen, Inc.*	6,427	338,060
Teva Pharmaceutical Industries Ltd. ADR	6,432	334,400
Alcon, Inc.	2,198	325,722
Bristol-Myers Squibb Co.	12,642	315,291
Medtronic, Inc.	8,262	299,663
Eli Lilly & Co.	8,942	299,557
UnitedHealth Group, Inc.	9,294	263,950
Gilead Sciences, Inc.*	7,693	263,716
Express Scripts, Inc. — Class A*	5,016	235,852
Baxter International, Inc.	5,802	235,793
Medco Health Solutions, Inc.*	4,220	232,438
Celgene Corp.*	4,473	227,318
Stryker Corp.	4,286	214,557
Covidien plc	5,305	213,155
WellPoint, Inc.*	4,305	210,644
Thermo Fisher Scientific, Inc.*	4,292	210,523
McKesson Corp.	3,025	203,159
Allergan, Inc.	3,463	201,754
Becton Dickinson and Co.	2,797	189,133
Genzyme Corp.*	3,538	179,624
Biogen Idec, Inc.*	3,590	170,345
St. Jude Medical, Inc.*	4,553	164,318
Novartis AG ADR	3,395	164,046
Cardinal Health, Inc.	4,872	163,748
Intuitive Surgical, Inc.*	518	163,491
Zimmer Holdings, Inc.*	2,982	161,177
Biovail Corp.	8,150	156,806
Hospira, Inc.*	2,651	152,300
Aetna, Inc.	5,651	149,073
AmerisourceBergen Corp. — Class A	4,535	143,986
Quest Diagnostics, Inc.	2,848	141,745
Boston Scientific Corp.*	24,401	141,526
Forest Laboratories, Inc.*	5,151	141,292
AstraZeneca plc ADR	2,992	141,013
Life Technologies Corp.*	2,930	138,442
CIGNA Corp.	4,329	134,459
Sanofi-Aventis S.A. ADR	4,444	133,587
Laboratory Corporation of America Holdings*	1,760	132,616
Humana, Inc.*	2,859	130,571
CR Bard, Inc.	1,683	130,483
GlaxoSmithKline plc ADR	3,830	130,258
Varian Medical Systems, Inc.*	2,377	124,270
Mindray Medical International Ltd. ADR	3,880	121,910
Millipore Corp.*	1,132	120,728

		MARKET
	SHARES	VALUE

DaVita, Inc.*	1,929	$120,447
Vertex Pharmaceuticals, Inc.*	3,651	120,118
Shire plc ADR	1,948	119,568
Cerner Corp.*	1,563	118,616
Novo Nordisk ADR	1,450	117,479
Dr Reddys Laboratories, Ltd. ADR	3,750	115,687
Warner Chilcott plc — Class A*	5,043	115,233
Perrigo Co.	1,945	114,891
Waters Corp.*	1,757	113,678
Illumina, Inc.*	2,564	111,611
Henry Schein, Inc.*	1,980	108,702
Elan Corp. plc ADR*	24,110	108,495
Mylan, Inc.*	6,281	107,028
Watson Pharmaceuticals, Inc.*	2,590	105,076
CareFusion Corp.*	4,615	104,760
Valeant Pharmaceuticals International*	1,974	103,220
ResMed, Inc.*	1,684	102,404
Beckman Coulter, Inc.	1,679	101,227
Alexion Pharmaceuticals, Inc.*	1,973	100,998
DENTSPLY International, Inc.	3,336	99,780
Cephalon, Inc.*	1,756	99,653
QIAGEN N.V.*	5,175	99,464
Dendreon Corp.*	2,952	95,438
Mettler-Toledo International, Inc.*	830	92,653
Human Genome Sciences, Inc.*	3,973	90,028
Hologic, Inc.*	6,440	89,709
Patterson Companies, Inc.	3,118	88,957
IDEXX Laboratories, Inc.*	1,457	88,731
Lincare Holdings, Inc.	2,698	87,712
Universal Health Services, Inc. — Class B	2,280	86,982
Covance, Inc.*	1,668	85,602
Community Health Systems, Inc.*	2,500	84,525
Pharmaceutical Product Development, Inc.	3,275	83,218
Omnicare, Inc.	3,303	78,281
ev3, Inc.*	3,490	78,211
Talecris Biotherapeutics Holdings Corp.*	3,694	77,943
Endo Pharmaceuticals Holdings, Inc.*	3,560	77,679
United Therapeutics Corp.*	1,581	77,169
Mednax, Inc.*	1,379	76,686
Kinetic Concepts, Inc.*	2,073	75,685
Thoratec Corp.*	1,750	74,777
Coventry Health Care, Inc.*	4,145	73,284
PerkinElmer, Inc.	3,510	72,552
Health Net, Inc.*	2,910	70,917
Emergency Medical Services Corp. — Class A*	1,400	68,642

Total Health Care		14,776,261

Total Common Stocks (Cost $11,160,305)		14,776,261

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 HEALTH CARE FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b),† - 0.1%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$13,831	$13,831

Total Repurchase Agreement (Cost $13,831)		13,831

Total Investments – 99.2% (Cost $11,174,136)		$14,790,092

Cash & Other Assets, Less Liabilities – 0.8%		112,470

Total Net Assets – 100.0%		$14,902,562

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company
50	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 HEALTH CARE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$14,776,261
Repurchase agreement, at value	13,831

Total investments	14,790,092
Securities sold	86,365
Fund shares sold	198,521
Dividends	18,400

Total assets	15,093,378

Liabilities:
Fund shares redeemed	147,287
Management fees	10,690
Custodian fees	431
Transfer agent/maintenance fees	3,144
Distribution and service fees	3,144
Portfolio accounting fees	1,258
Other	24,862

Total liabilities	190,816

Net assets	$14,902,562

Net assets consist of:
Paid in capital	21,890,074
Undistributed net investment income	10,248
Accumulated net realized loss on sale of investments	(10,613,716)
Net unrealized appreciation in value of investments	3,615,956

Net assets	14,902,562

Capital shares outstanding	599,276
Net asset value per share	$24.87

Investments, at cost	$11,160,305
Repurchase agreement, at cost	13,831

Total cost	$11,174,136
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,548)	$169,467
Interest	91

Total investment income	169,558

Expenses:
Management fees	105,610
Transfer agent and administrative fees	31,062
Distribution and service fees	31,062
Portfolio accounting fees	12,425
Trustees’ fees*	1,663
Audit and outside service fees	13,760
Miscellaneous	5,526

Total expenses	201,108

Net investment loss	(31,550)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	1,514,105

Net realized gain	1,514,105

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(2,635,757)

Net unrealized depreciation	(2,635,757)

Net loss	(1,121,652)

Net decrease in net assets resulting from operations	$(1,153,202)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 51

 HEALTH CARE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(31,550)	$41,798
Net realized gain (loss) during the period on investments	1,514,105	(899,015)
Net unrealized appreciation (depreciation) during the period on investments	(2,635,757)	4,337,116

Net increase (decrease) in net assets resulting from operations	(1,153,202)	3,479,899

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	52,097,946	72,742,133
Cost of shares redeemed	(62,938,445)	(85,103,361)

Net decrease from capital share transactions	(10,840,499)	(12,361,228)

Net decrease in net assets	(11,993,701)	(8,881,329)

Net assets:
Beginning of period	26,896,263	35,777,592

End of period	$14,902,562	$26,896,263

Undistributed net investment income at end of period	$10,248	$41,798

Capital share activity:
Shares sold	1,933,383	3,234,301
Shares redeemed	(2,351,083)	(3,903,309)
52	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$26.45		$21.22	$29.61	$28.41	$28.17	$25.46

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)		.04	(—)[e]	(.01)	(.15)	(.16)
Net gain (loss) on securities (realized and unrealized)	(1.55)		5.19	(7.40)	1.73	1.59	2.87

Total from investment operations	(1.58)		5.23	(7.40)	1.72	1.44	2.71

Less distributions:
Distributions from realized gains	—		—	(.99)	(.52)	(1.20)	—

Total distributions	—		—	(.99)	(.52)	(1.20)	—

Net asset value, end of period	$24.87		$26.45	$21.22	$29.61	$28.41	$28.17

Total Return[c]	(5.97%	)	24.65%	(24.86% )	6.02%	5.11%	10.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,903		$26,896	$35,778	$37,521	$40,825	$51,692

Ratios to average net assets:
Net investment income (loss)	(0.25%	)	0.17%	(0.01% )	(0.02% )	(0.52% )	(0.62%	)
Total expenses[d]	1.62%		1.67%	1.62%	1.59%	1.59%	1.60%

Portfolio turnover rate	198%		301%	266%	424%	251%	330%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Less than $.01 per share.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)
June 30, 2010

INTERNET FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).
Inception: May 24, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Google, Inc. — Class A	8.7%
Cisco Systems, Inc.	8.2%
QUALCOMM, Inc.	5.4%
Amazon.com, Inc.	5.0%
Time Warner, Inc.	4.1%
Baidu, Inc. ADR	3.7%
eBay, Inc.	3.7%
Research In Motion Ltd.	3.6%
Yahoo!, Inc.	3.2%
Broadcom Corp. — Class A	3.0%

Top Ten Total	48.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
54	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INTERNET FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.7%

INFORMATION TECHNOLOGY - 79.5%
Google, Inc. — Class A*	1,958	$871,212
Cisco Systems, Inc.*	38,585	822,246
QUALCOMM, Inc.	16,464	540,678
Baidu, Inc. ADR*	5,472	372,534
eBay, Inc.*	18,867	369,982
Research In Motion Ltd.*	7,305	359,844
Yahoo!, Inc.*	23,014	318,284
Broadcom Corp. — Class A	9,197	303,225
Juniper Networks, Inc.*	11,149	254,420
Symantec Corp.*	17,880	248,174
Intuit, Inc.*	7,058	245,407
Akamai Technologies, Inc.*	4,739	192,261
BMC Software, Inc.*	5,380	186,309
Check Point Software Technologies Ltd.*	6,278	185,075
F5 Networks, Inc.*	2,578	176,773
Red Hat, Inc.*	5,952	172,251
McAfee, Inc.*	5,380	165,274
Netease.com ADR*	5,122	162,419
VeriSign, Inc.*	6,094	161,796
Equinix, Inc.*	1,702	138,236
WebMD Health Corp. — Class A*	2,598	120,625
IAC/InterActiveCorp.*	5,279	115,980
Rackspace Hosting, Inc.*	6,202	113,745
Open Text Corp.*	2,965	111,306
TIBCO Software, Inc.*	9,180	110,711
AOL, Inc.*	5,275	109,667
Sina Corp.*	3,093	109,059
VistaPrint N.V.*	2,263	107,470
GSI Commerce, Inc.*	3,447	99,274
Monster Worldwide, Inc.*	7,525	87,666
Ciena Corp.*	6,230	78,996
Palm, Inc.*	13,362	76,030
Digital River, Inc.*	2,977	71,180
Earthlink, Inc.	8,808	70,112
Websense, Inc.*	3,565	67,379
ValueClick, Inc.*	6,302	67,368
OpenTable, Inc.*	1,590	65,937
SAVVIS, Inc.*	3,985	58,779
Constant Contact, Inc.*	2,738	58,402
j2 Global Communications, Inc.*	2,162	47,218

Total Information Technology		7,993,304

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - 16.9%
Amazon.com, Inc.*	4,630	$505,874
Time Warner, Inc.	14,349	414,830
Priceline.com, Inc.*	1,208	213,260
Expedia, Inc.	9,201	172,795
Netflix, Inc.*	1,574	171,015
NutriSystem, Inc.	2,842	65,196
Blue Nile, Inc.*	1,317	62,004
PetMed Express, Inc.	2,806	49,947
Overstock.com, Inc.*	2,520	45,536

Total Consumer Discretionary		1,700,457

TELECOMMUNICATION SERVICES - 2.3%
Qwest Communications International, Inc.	43,870	230,317

Total Common Stocks (Cost $7,603,237)		9,924,078

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.9%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$91,295	91,295

Total Repurchase Agreement (Cost $91,295)		91,295

Total Investments – 99.6% (Cost $7,694,532)		$10,015,373

Cash & Other Assets, Less Liabilities – 0.4%		40,925

Total Net Assets – 100.0%		$10,056,298

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 55

 INTERNET FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2010

Assets:
Investments, at value	$9,924,078
Repurchase agreement, at value	91,295

Total investments	10,015,373
Securities sold	106,362
Fund shares sold	244

Total assets	10,121,979

Liabilities:
Fund shares redeemed	44,710
Management fees	6,770
Custodian fees	328
Transfer agent/maintenance fees	1,991
Distribution and service fees	1,991
Portfolio accounting fees	797
Other	9,094

Total liabilities	65,681

Net assets	$10,056,298

Net assets consist of:
Paid in capital	10,214,157
Accumulated net investment loss	(106,767)
Accumulated net realized loss on sale of investments	(2,371,933)
Net unrealized appreciation in value of investments	2,320,841

Net assets	10,056,298

Capital shares outstanding	686,990
Net asset value per share	$14.64

Investments, at cost	$7,603,237
Repurchase agreement, at cost	91,295

Total cost	$7,694,532
STATEMENT OF
OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$20,089
Interest	101

Total investment income	20,190

Expenses:
Management fees	66,700
Transfer agent and administrative fees	19,618
Distribution and service fees	19,618
Portfolio accounting fees	7,847
Trustees’ fees*	1,370
Audit and outside service fees	14,049
Miscellaneous	(2,245)

Total expenses	126,957

Net investment loss	(106,767)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	4,062,446

Net realized gain	4,062,446

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(6,163,498)

Net unrealized depreciation	(6,163,498)

Net loss	(2,101,052)

Net decrease in net assets resulting from operations	$(2,207,819)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(106,767)	$(239,177)
Net realized gain during the period on investments	4,062,446	1,096,400
Net unrealized appreciation (depreciation) during the period on investments	(6,163,498)	7,844,290

Net increase (decrease) in net assets resulting from operations	(2,207,819)	8,701,513

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	25,142,450	73,227,493
Cost of shares redeemed	(43,238,226)	(53,973,824)

Net increase (decrease) from capital share transactions	(18,095,776)	19,253,669

Net increase (decrease) in net assets	(20,303,595)	27,955,182

Net assets:
Beginning of period	30,359,893	2,404,711

End of period	$10,056,298	$30,359,893

Accumulated net investment loss at end of period	$(106,767)	$—

Capital share activity:
Shares sold	1,535,746	5,616,975
Shares redeemed	(2,709,547)	(4,000,662)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 57

 INTERNET FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,		December 31,
	2010	[a]	2009		2008	2007		2006		2005
Per Share Data
Net asset value, beginning of period	$16.32		$9.84		$17.85	$16.17		$14.74		$17.01

Income (loss) from investment operations:
Net investment loss[b]	(.11)		(.19)		(.16)	(.05)		(.21)		(.21)
Net gain (loss) on securities (realized and unrealized)	(1.57)		6.67		(7.85)	1.73		1.64		(.13)

Total from investment operations	(1.68)		6.48		(8.01)	1.68		1.43		(.34)

Less distributions:
Distributions from realized gains	—		—		—	—		—		(1.93)

Total distributions	—		—		—	—		—		(1.93)

Net asset value, end of period	$14.64		$16.32		$9.84	$17.85		$16.17		$14.74

Total Return[c]	(10.29%	)	65.85%		(44.87% )	10.39%		9.70%		(1.38% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,056		$30,360		$2,405	$24,937		$9,381		$20,959

Ratios to average net assets:
Net investment loss	(1.36%	)	(1.36%	)	(1.07% )	(0.29%	)	(1.33%	)	(1.36% )
Total expenses[d]	1.62%		1.64%		1.60%	1.54%		1.58%		1.61%

Portfolio turnover rate	202%		274%		341%	432%		420%		676%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
58	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

LEISURE FUND
OBJECTIVE: Seeks capital appreciation by investing in companies in leisure and entertainment businesses (“Leisure Companies”).
Inception: May 22, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

McDonald’s Corp.	4.8%
Walt Disney Co.	4.3%
Comcast Corp. — Class A	3.9%
DIRECTV — Class A	3.1%
Time Warner, Inc.	3.1%
News Corp. — Class A	3.1%
Carnival Corp.	2.7%
Time Warner Cable, Inc. — Class A	2.4%
Viacom, Inc. — Class B	2.4%
Yum! Brands, Inc.	2.4%

Top Ten Total	32.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	59

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 LEISURE FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.0%

CONSUMER DISCRETIONARY - 94.4%
McDonald’s Corp.	10,947	$721,079
Walt Disney Co.	20,756	653,814
Comcast Corp. — Class A	33,942	589,572
DIRECTV — Class A*	13,951	473,218
Time Warner, Inc.	16,314	471,638
News Corp. — Class A*	38,738	463,306
Carnival Corp.	13,661	413,109
Time Warner Cable, Inc. — Class A	7,047	367,008
Viacom, Inc. — Class B	11,524	361,508
Yum! Brands, Inc.	9,259	361,471
Starbucks Corp.	14,386	349,580
Las Vegas Sands Corp.*	13,821	305,997
Marriott International, Inc. — Class A	8,936	267,544
McGraw-Hill Companies, Inc.	9,160	257,762
Discovery Communications, Inc. — Class A*	7,165	255,862
Wynn Resorts Ltd.	3,348	255,352
CBS Corp. — Class B	18,720	242,050
Mattel, Inc.	11,177	236,505
Cablevision Systems Corp. — Class A	9,650	231,696
DISH Network Corp. — Class A	12,765	231,685
Starwood Hotels & Resorts Worldwide, Inc.	5,553	230,061
Liberty Global, Inc. — Class A*	8,649	224,787
Thomson Reuters Corp.	6,180	221,429
Scripps Networks Interactive, Inc. — Class A	5,310	214,205
Hasbro, Inc.	5,126	210,679
Virgin Media, Inc.	12,078	201,582
Darden Restaurants, Inc.	4,963	192,813
Harley-Davidson, Inc.	8,171	181,641
Liberty Media Corp.- Capital*	4,195	175,812
International Game Technology	11,193	175,730
Chipotle Mexican Grill, Inc. — Class A*	1,272	174,022
Royal Caribbean Cruises Ltd.*	7,454	169,728
Washington Post Co. — Class B	399	163,781
MGM Resorts International*	16,904	162,955
Interactive Data Corp.	4,752	158,622
Wyndham Worldwide Corp.	7,621	153,487
Ctrip.com International Ltd. ADR*	3,910	146,860
DreamWorks Animation SKG, Inc. — Class A*	5,116	146,062
Liberty Media Corp. — Starz*	2,767	143,441
Gannett Company, Inc.	10,640	143,214
Grupo Televisa S.A. ADR	7,941	138,253
Panera Bread Co. — Class A*	1,735	130,628
Burger King Holdings, Inc.	7,610	128,152
Tim Hortons, Inc.	3,990	127,680

		MARKET
	SHARES	VALUE

WMS Industries, Inc.*	3,149	$123,598
Regal Entertainment Group — Class A	9,054	118,064
Choice Hotels International, Inc.	3,710	112,079
Penn National Gaming, Inc.*	4,832	111,619
Polaris Industries, Inc.	2,030	110,879
Live Nation Entertainment, Inc.*	10,482	109,537
Bally Technologies, Inc.*	3,339	108,150
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	28,830	107,824
Brinker International, Inc.	7,113	102,854
Valassis Communications, Inc.*	3,229	102,424
Cinemark Holdings, Inc.	7,459	98,086
Meredith Corp.	3,131	97,468
Life Time Fitness, Inc.*	2,997	95,275
Cheesecake Factory, Inc.*	4,278	95,228
Vail Resorts, Inc.*	2,670	93,210
Madison Square Garden, Inc. — Class A*	4,735	93,137
Central European Media Enterprises Ltd. — Class A*	4,644	92,416
New York Times Co. — Class A*	10,585	91,560
Pool Corp.	4,090	89,653
Cracker Barrel Old Country Store, Inc.	1,902	88,557
Eastman Kodak Co.*	20,000	86,800
Jack in the Box, Inc.*	4,459	86,728
Imax Corp.*	5,660	82,636
Texas Roadhouse, Inc. — Class A*	6,400	80,768
Gaylord Entertainment Co.*	3,643	80,474
Brunswick Corp.	6,292	78,210
PF Chang’s China Bistro, Inc.	1,969	78,071
Ameristar Casinos, Inc.	5,048	76,023

Total Consumer Discretionary		14,316,708

INFORMATION TECHNOLOGY - 4.6%
Activision Blizzard, Inc.	28,905	303,214
Electronic Arts, Inc.*	12,495	179,928
Shanda Interactive Entertainment Ltd. ADR*	2,600	103,142
Perfect World Company Ltd. ADR*	4,638	102,082

Total Information Technology		688,366

Total Common Stocks (Cost $13,759,894)		15,005,074

WARRANTS(b) - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc.* $12.21, 03/02/12	311	16

Total Consumer Discretionary		16

Total Warrants (Cost $—)		16

60	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 LEISURE FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b),† - 1.0%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$153,551	$153,551

Total Repurchase Agreement (Cost $153,551)		153,551

Total Investments – 100.0% (Cost $13,913,445)		$15,158,641

Cash & Other Assets, Less Liabilities – 0.0%		6,670

Net Assets – 100.0%		$15,165,311

*	Non-income producing security.
†
†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	61

 LEISURE FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$15,005,090
Repurchase agreement, at value	153,551

Total investments	15,158,641
Securities sold	558,851
Fund shares sold	68,892
Dividends	4,813

Total assets	15,791,197

Liabilities:
Fund shares redeemed	596,260
Management fees	10,867
Custodian fees	422
Transfer agent/maintenance fees	3,196
Distribution and service fees	3,196
Portfolio accounting fees	1,278
Other	10,667

Total liabilities	625,886

Net assets	$15,165,311

Net assets consist of:
Paid in capital	17,467,750
Accumulated net investment loss	(46,267)
Accumulated net realized loss on sale of investments	(3,501,368)
Net unrealized appreciation in value of investments	1,245,196

Net assets	15,165,311

Capital shares outstanding	360,903
Net asset value per share	$42.02

Investments, at cost	13,759,894
Repurchase agreement, at cost	153,551

Total cost	$13,913,445
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $60)	$71,454
Interest	78

Total investment income	71,532

Expenses:
Management fees	67,224
Transfer agent and administrative fees	19,772
Distribution and service fees	19,772
Portfolio accounting fees	7,909
Trustees’ fees*	984
Miscellaneous	13,077

Total expenses	128,738

Net investment loss	(57,206)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(646,503)

Net realized loss	(646,503)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(897,688)

Net unrealized depreciation	(897,688)

Net loss	(1,544,191)

Net decrease in net assets resulting from operations	$(1,601,397)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

62	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 LEISURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(57,206)	$10,939
Net realized gain (loss) during the period on investments	(646,503)	112,210
Net unrealized appreciation (depreciation) during the period on investments	(897,688)	2,209,194

Net increase (decrease) in net assets resulting from operations	(1,601,397)	2,332,343

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	42,899,654	23,593,142
Cost of shares redeemed	(37,854,783)	(15,805,061)

Net increase from capital share transactions	5,044,871	7,788,081

Net increase in net assets	3,443,474	10,120,424

Net assets:
Beginning of period	11,721,837	1,601,413

End of period	$15,165,311	$11,721,837

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(46,267)	$10,939

Capital share activity:
Shares sold	928,615	679,704
Shares redeemed	(849,079)	(450,891)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	63

 LEISURE FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008 [e]	2007 [e]	2006 [e]	2005 [e]
Per Share Data
Net asset value, beginning of period	$41.66		$30.47	$636.60	$785.70	$658.80	$761.70

Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)		.06	(1.07)	(1.20)	(.60)	(5.70)
Net gain (loss) on securities (realized and unrealized)	.52		11.13	(347.66)	(15.30)	155.10	(30.90)

Total from investment operations	.36		11.19	(348.73)	(16.50)	154.50	(36.60)

Less distributions:
Distributions from realized gains	—		—	(257.40)	(132.60)	(27.60)	(66.30)

Total distributions	—		—	(257.40)	(132.60)	(27.60)	(66.30)

Net asset value, end of period	$42.02		$41.66	$30.47	$636.60	$785.70	$658.80

Total Return[c]	0.86%		36.72%	(49.09% )	(2.54% )	23.47%	(4.87% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,165		$11,722	$1,601	$15,311	$37,699	$13,961

Ratios to average net assets:
Net investment income (loss)	(0.72%	)	0.17%	(0.26% )	(0.14% )	(0.07% )	(0.79% )
Total expenses[d]	1.63%		1.64%	1.61%	1.59%	1.60%	1.56%

Portfolio turnover rate	240%		316%	255%	171%	221%	369%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Per share amounts for the period ended December 31, 2004 — December 7, 2008, have been restated to reflect a 1:30 reverse stock split effective December 8, 2008.
64	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

PRECIOUS METALS FUND
OBJECTIVE: Provides capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services (“Precious Metals Companies”).
Inception: May 29, 1997
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc. — Class B	11.4%
Newmont Mining Co.	8.4%
Barrick Gold Co.	8.2%
Goldcorp, Inc.	7.1%
Agnico-Eagle Mines Ltd.	4.7%
Yamana Gold, Inc.	4.1%
Silver Wheaton Corp.	4.1%
Kinross Gold Corp.	3.6%
Randgold Resources Ltd. ADR	3.6%
Eldorado Gold Co.	3.4%

Top Ten Total	58.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	65

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 PRECIOUS METALS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.0%

MATERIALS - 99.0%
Freeport-McMoRan Copper & Gold, Inc. — Class B	149,255	$8,825,448
Newmont Mining Co.	104,419	6,446,829
Barrick Gold Co.	139,696	6,343,595
Goldcorp, Inc.	124,512	5,459,851
Agnico-Eagle Mines Ltd.	60,152	3,656,039
Yamana Gold, Inc.	308,994	3,182,638
Silver Wheaton Corp.*	156,707	3,149,811
Kinross Gold Corp.	162,411	2,775,604
Randgold Resources Ltd. ADR	28,978	2,745,665
Eldorado Gold Co.	148,190	2,661,492
AngloGold Ashanti Ltd. ADR	58,827	2,540,150
Southern Copper Co.	92,371	2,451,526
Gold Fields Ltd. ADR	181,798	2,430,639
IAMGOLD Corp.	128,895	2,278,864
Titanium Metals Corp.*	124,235	2,185,294
Hecla Mining Co.*	413,816	2,160,120
Coeur d’Alene Mines Corp.*	131,152	2,069,579
Cia de Minas Buenaventura S.A. ADR	50,459	1,939,644
Harmony Gold Mining Company
Ltd. ADR	161,851	1,710,765
Stillwater Mining Co.*	138,150	1,605,303
Pan American Silver Corp.	61,020	1,542,586
Royal Gold, Inc.	31,095	1,492,560
Lihir Gold Ltd. ADR	37,175	1,337,928
Silver Standard Resources, Inc.*	50,028	893,000
Silvercorp Metals, Inc.	109,295	723,533
Novagold Resources, Inc.*	102,959	718,654
Gammon Gold, Inc.*	129,568	707,441
New Gold, Inc.*	107,800	667,282
Jaguar Mining, Inc.*	70,044	618,488
Seabridge Gold, Inc.*	19,830	613,738
Allied Neva da Gold Corp.*	23,400	460,512

Total Materials		76,394,578

Total Common Stocks (Cost $40,302,087)		76,394,578

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b),† - 0.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$579,217	$579,217

Total Repurchase Agreement (Cost $579,217)		579,217

Total Investments – 99.8% (Cost $40,881,304)		$76,973,795

Cash & Other Assets, Less Liabilities – 0.2%		163,428

Total Net Assets – 100.0%		$77,137,223

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt
66	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 PRECIOUS METALS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$76,394,578
Repurchase agreement, at value	579,217

Total investments	76,973,795
Cash	629
Securities sold	404,642
Fund shares sold	27,996
Dividends	8,704

Total assets	77,415,766

Liabilities:
Fund shares redeemed	122,348
Management fees	49,247
Custodian fees	2,174
Transfer agent/maintenance fees	16,416
Distribution and service fees	16,416
Portfolio accounting fees	6,566
Other	65,376

Total liabilities	278,543

Net assets	$77,137,223

Net assets consist of:
Paid in capital	58,898,451
Accumulated net investment loss	(269,754)
Accumulated net realized loss on sale of investments	(17,583,915)
Net unrealized appreciation in value of investments	36,092,441

Net assets	77,137,223

Capital shares outstanding	5,481,699
Net asset value per share	$14.07

Investments, at cost	$40,302,087
Repurchase agreement, at cost	579,217

Total cost	$40,881,304
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $11,020)	$267,994
Interest	347

Total investment income	268,341

Expenses:
Management fees	267,529
Transfer agent and administrative fees	89,177
Distribution and service fees	89,177
Portfolio accounting fees	35,670
Trustees’ fees*	4,792
Audit and outside service fees	41,746
Miscellaneous	14,019

Total expenses	542,110

Net investment loss	(273,769)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,727,551
Foreign currency	29

Net realized gain	2,727,580

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(3,232,897)
Foreign currency	(50)

Net unrealized depreciation	(3,232,947)

Net loss	(505,367)

Net decrease in net assets resulting from operations	$(779,136)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	67

 PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(273,769)	$(825,584)
Net realized gain during the period on investments	2,727,580	4,436,285
Net unrealized appreciation (depreciation) during the period on investments	(3,232,947)	18,143,545

Net increase (decrease) in net assets resulting from operations	(779,136)	21,754,246

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	98,103,713	207,682,362
Cost of shares redeemed	(106,464,148)	(204,185,090)

Net increase (decrease) from capital share transactions	(8,360,435)	3,497,272

Net increase (decrease) in net assets	(9,139,571)	25,251,518

Net assets:
Beginning of period	86,276,794	61,025,276

End of period	$77,137,223	$86,276,794

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(269,754)	$4,015

Capital share activity:
Shares sold	7,068,483	17,955,101
Shares redeemed	(7,845,263)	(18,302,594)
68	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,		December 31,
	2010	[a]	2009		2008	2007		2006		2005
Per Share Data
Net asset value, beginning of period	$13.79		$9.24		$15.04	$12.58		$10.36		$8.57

Income (loss) from investment operations:
Net investment loss[b]	(.05)		(.13)		(.09)	(.10)		(.03)		(.02)
Net gain (loss) on securities (realized and unrealized)	.33		4.68		(5.71)	2.56		2.25		1.81

Total from investment operations	.28		4.55		(5.80)	2.46		2.22		1.79

Net asset value, end of period	$14.07		$13.79		$9.24	$15.04		$12.58		$10.36

Total Return[c]	2.03%		49.24%		(38.56% )	19.55%		21.43%		20.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,137		$86,277		$61,025	$91,613		$62,910		$68,241

Ratios to average net assets:
Net investment loss	(0.77%	)	(1.14%	)	(0.66% )	(0.71%	)	(0.26%	)	(0.24%	)
Total expenses[d]	1.52%		1.55%		1.50%	1.45%		1.49%		1.57%

Portfolio turnover rate	114%		253%		228%	268%		228%		308%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	69

FUND PROFILE (Unaudited)
June 30, 2010

RETAILING FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers (“Retailing Companies”).
Inception: July 23, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Wal-Mart Stores, Inc.	7.3%
Amazon.com, Inc.	3.7%
Home Depot, Inc.	3.7%
CVS Caremark Corp.	3.4%
Target Corp.	3.3%
Lowe’s Companies, Inc.	2.9%
Walgreen Co.	2.8%
Costco Wholesale Corp.	2.7%
TJX Companies, Inc.	2.3%
Kohl’s Corp.	2.1%

Top Ten Total	34.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

70	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 RETAILING FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 98.7%

CONSUMER DISCRETIONARY - 80.1%
Amazon.com, Inc.*	4,654	$508,496
Home Depot, Inc.	17,941	503,604
Target Corp.	9,090	446,955
Lowe’s Companies, Inc.	19,776	403,826
TJX Companies, Inc.	7,380	309,591
Kohl’s Corp.*	5,975	283,813
Best Buy Company, Inc.	8,266	279,887
Staples, Inc.	14,390	274,129
The Gap, Inc.	13,784	268,237
Bed Bath & Beyond, Inc.*	6,438	238,721
AutoZone, Inc.*	1,206	233,023
Dollar General Corp.*	8,375	230,731
Priceline.com, Inc.*	1,217	214,849
Limited Brands, Inc.	8,937	197,240
Sears Holdings Corp.*	3,041	196,601
Macy’s, Inc.	10,905	195,200
O’Reilly Automotive, Inc.*	4,089	194,473
Ross Stores, Inc.	3,579	190,725
Nordstrom, Inc.	5,892	189,663
Genuine Parts Co.	4,804	189,518
Urban Outfitters, Inc.*	5,322	183,024
Dollar Tree, Inc.*	4,267	177,614
Expedia, Inc.	9,250	173,715
Netflix, Inc.*	1,578	171,450
Family Dollar Stores, Inc.	4,529	170,698
Liberty Media Corp.- Interactive*	16,174	169,827
CarMax, Inc.*	8,217	163,518
Advance Auto Parts, Inc.	3,196	160,375
Tiffany & Co.	4,221	160,018
JC Penney Company, Inc.	7,431	159,618
PetSmart, Inc.	4,718	142,342
AutoNation, Inc.*	7,040	137,280
GameStop Corp. — Class A*	6,941	130,421
Guess?, Inc.	4,068	127,084
LKQ Corp.*	6,579	126,843
Aeropostale, Inc.*	4,408	126,245
Williams-Sonoma, Inc.	5,066	125,738
Dick’s Sporting Goods, Inc.*	5,016	124,848
Big Lots, Inc.*	3,755	120,498
Abercrombie & Fitch Co. — Class A	3,911	120,029
RadioShack Corp.	5,893	114,972
American Eagle Outfitters, Inc.	9,753	114,598
Signet Jewelers Ltd.*	4,110	113,025
Tractor Supply Co.	1,842	112,307
J Crew Group, Inc.*	2,979	109,657
Foot Locker, Inc.	8,158	102,954
Dress Barn, Inc.*	4,318	102,812
Chico’s FAS, Inc.	9,874	97,555

		MARKET
	SHARES	VALUE

Buckle, Inc.	2,846	$92,267
Ulta Salon Cosmetics & Fragrance, Inc.*	3,719	87,992
HSN, Inc.*	3,652	87,648
Gymboree Corp.*	2,009	85,804
Rent-A-Center, Inc.*	4,171	84,504
Aaron’s, Inc.	4,948	84,462
Dillard’s, Inc. — Class A	3,889	83,614
The Children’s Place Retail Stores, Inc.*	1,881	82,802
Saks, Inc.*	10,276	77,995
Penske Automotive Group, Inc.*	6,766	76,862
Jos A. Bank Clothiers, Inc.*	1,380	74,506
Jo-Ann Stores, Inc.*	1,969	73,857
OfficeMax, Inc.*	5,585	72,940
DSW, Inc. — Class A*	3,240	72,770
Office Depot, Inc.*	17,977	72,627
Men’s Wearhouse, Inc.	3,946	72,449
Collective Brands, Inc.*	4,520	71,416
hhgregg, Inc.*	3,010	70,193
Cabela’s, Inc.*	4,958	70,106
AnnTaylor Stores Corp.*	4,195	68,253
Barnes & Noble, Inc.	4,529	58,424

Total Consumer Discretionary		11,009,838

CONSUMER STAPLES - 18.6%
Wal-Mart Stores, Inc.	20,835	1,001,539
CVS Caremark Corp.	16,112	472,404
Walgreen Co.	14,229	379,914
Costco Wholesale Corp.	6,726	368,787
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,350	232,892
BJ’s Wholesale Club, Inc.*	2,832	104,812

Total Consumer Staples		2,560,348

Total Common Stocks (Cost $11,063,033)		13,570,186

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.9%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$124,471	124,471

Total Repurchase Agreement (Cost $124,471)		124,471

Total Investments – 99.6% (Cost $11,187,504)		$13,694,657

Cash & Other Assets, Less Liabilities – 0.4%		49,584

Total Net Assets – 100.0%		$13,744,241

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	71

 RETAILING FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$13,570,186
Repurchase agreement, at value	124,471

Total investments	13,694,657
Securities sold	279,242
Fund shares sold	25,801
Dividends	6,211

Total assets	14,005,911

Liabilities:
Fund shares redeemed	231,854
Management fees	8,709
Custodian fees	338
Transfer agent/maintenance fees	2,562
Distribution and service fees	2,562
Portfolio accounting fees	1,024
Other	14,621

Total liabilities	261,670

Net assets	$13,744,241

Net assets consist of:
Paid in capital	14,660,609
Accumulated net investment loss	(33,569)
Accumulated net realized loss on sale of investments	(3,389,952)
Net unrealized appreciation in value of investments	2,507,153

Net assets	$13,744,241

Capital shares outstanding	1,322,214
Net asset value per share	$10.39

Investments, at cost	$11,063,033
Repurchase agreement, at cost	124,471

Total cost	$11,187,504
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$99,790
Interest	70

Total investment income	99,860

Expenses:
Management fees	69,873
Transfer agent and administrative fees	20,551
Distribution and service fees	20,551
Portfolio accounting fees	8,220
Trustees’ fees*	1,130
Audit and outside service fees	7,335
Miscellaneous	5,769

Total expenses	133,429

Net investment loss	(33,569)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	886,569

Net realized gain	886,569

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(2,126,640)

Net unrealized depreciation	(2,126,640)

Net loss	(1,240,071)

Net decrease in net assets resulting from operations	$(1,273,640)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

72	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 RETAILING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(33,569)	$(26,215)
Net realized gain during the period on investments	886,569	446,066
Net unrealized appreciation (depreciation) during the period on investments	(2,126,640)	3,701,876

Net increase (decrease) in net assets resulting from operations	(1,273,640)	4,121,727

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	45,538,207	61,285,575
Cost of shares redeemed	(46,008,722)	(63,539,988)

Net decrease from capital share transactions	(470,515)	(2,254,413)

Net increase (decrease) in net assets	(1,744,155)	1,867,314

Net assets:
Beginning of period	15,488,396	13,621,082

End of period	$13,744,241	$15,488,396

Accumulated net investment loss at end of period	$(33,569)	$—

Capital share activity:
Shares sold	3,925,386	6,538,502
Shares redeemed	(4,029,595)	(6,922,165)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	73

 RETAILING FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009		2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$10.86		$7.53		$11.27	$29.78	$27.85	$26.65

Income (loss) from investment operations:
Net investment loss[b]	(.02)		(.02)		(.02)	(.24)	(.11)	(.25)
Net gain (loss) on securities (realized and unrealized)	(.45)		3.35		(3.70)	(2.95)	2.92	1.70

Total from investment operations	(.47)		3.33		(3.72)	(3.19)	2.81	1.45

Less distributions:
Distributions from realized gains	—		—		(.02)	(15.32)	(.88)	(.25)

Total distributions	—		—		(.02)	(15.32)	(.88)	(.25)

Net asset value, end of period	$10.39		$10.86		$7.53	$11.27	$29.78	$27.85

Total Return[c]	(4.33%	)	44.22%		(32.95% )	(12.60% )	10.08%	5.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,744		$15,488		$13,621	$4,651	$28,306	$17,616

Ratios to average net assets:
Net investment loss	(0.41%	)	(0.19%	)	(0.17% )	(0.81% )	(0.37% )	(0.90% )
Total expenses[d]	1.62%		1.65%		1.62%	1.60%	1.59%	1.58%

Portfolio turnover rate	261%		470%		460%	182%	227%	421%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
74	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

TECHNOLOGY FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	3.9%
Microsoft Corp.	3.6%
International Business Machines Corp.	3.3%
Google, Inc. — Class A	3.1%
Cisco Systems, Inc.	2.9%
Oracle Corp.	2.7%
Intel Corp.	2.7%
Hewlett-Packard Co.	2.6%
QUALCOMM, Inc.	1.9%
Visa, Inc. — Class A	1.9%

Top Ten Total	28.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	75

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 TECHNOLOGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.1%

INFORMATION TECHNOLOGY - 99.1%
Apple, Inc.*	2,864	$720,382
Microsoft Corp.	28,724	660,939
International Business Machines Corp.	4,920	607,522
Google, Inc. — Class A*	1,258	559,747
Cisco Systems, Inc.*	24,823	528,978
Oracle Corp.	23,318	500,404
Intel Corp.	25,341	492,882
Hewlett-Packard Co.	10,946	473,743
QUALCOMM, Inc.	10,594	347,907
Visa, Inc. — Class A	4,837	342,218
EMC Corp.*	16,197	296,405
Infosys Technologies Ltd. ADR	4,770	285,771
Texas Instruments, Inc.	10,893	253,589
Mastercard, Inc. — Class A	1,250	249,413
Baidu, Inc. ADR*	3,520	239,642
eBay, Inc.*	12,140	238,065
Corning, Inc.	14,538	234,789
VMware, Inc. — Class A*	3,709	232,146
Research In Motion Ltd.*	4,703	231,670
Dell, Inc.*	18,383	221,699
Automatic Data Processing, Inc.	5,435	218,813
Yahoo!, Inc.*	14,812	204,850
Broadcom Corp. — Class A	5,921	195,215
Applied Materials, Inc.	15,785	189,736
Cognizant Technology Solutions Corp. — Class A*	3,732	186,824
Motorola, Inc.*	28,194	183,825
Nokia Oyj ADR	22,498	183,359
Activision Blizzard, Inc.	16,350	171,512
NetApp, Inc.*	4,484	167,298
Adobe Systems, Inc.*	6,226	164,553
Juniper Networks, Inc.*	7,179	163,825
Taiwan Semiconductor Manufacturing Company Ltd. ADR	16,472	160,767
Symantec Corp.*	11,506	159,703
Tyco Electronics Ltd.	6,280	159,386
Intuit, Inc.*	4,542	157,925
Fidelity National Information Services, Inc.	5,791	155,315
Salesforce.com, Inc.*	1,790	153,618
Xerox Corp.	19,018	152,905
Netease.com ADR*	4,810	152,525
SAP AG ADR	3,420	151,506
Western Union Co.	10,120	150,889
Agilent Technologies, Inc.*	5,182	147,324
CA, Inc.	7,983	146,887
Paychex, Inc.	5,621	145,977
Telefonaktiebolaget LM Ericsson SP ADR	13,244	145,949
Marvell Technology Group Ltd.*	9,203	145,039
SanDisk Corp.*	3,386	142,449
Analog Devices, Inc.	4,911	136,820
ASML Holding N.V. — Class G	4,935	135,564

		MARKET
	SHARES	VALUE

AU Optronics Corporation ADR	15,109	$134,168
Micron Technology Inc.*	15,780	133,972
LG Display Company Ltd. ADR	8,310	133,791
Altera Corp.	5,389	133,701
Citrix Systems, Inc.*	3,152	133,109
Alcatel-Lucent ADR	51,350	130,429
Perfect World Company Ltd. ADR*	5,920	130,299
Dolby Laboratories, Inc. — Class A*	2,040	127,888
Xilinx, Inc.	5,052	127,614
Fiserv, Inc.*	2,789	127,346
Amphenol Corp. — Class A	3,178	124,832
Akamai Technologies, Inc.*	3,050	123,738
Computer Sciences Corp	2,724	123,261
Western Digital Corp.*	4,027	121,454
SAIC, Inc.*	7,200	120,528
Linear Technology Corp.	4,327	120,334
BMC Software, Inc.*	3,466	120,028
Check Point Software Technologies Ltd.*	4,047	119,306
Cree, Inc.*	1,975	118,559
Sybase, Inc.*	1,830	118,328
Seagate Technology*	8,820	115,013
Amdocs Ltd.*	4,271	114,676
F5 Networks, Inc.*	1,660	113,826
Red Hat, Inc.*	3,824	110,667
Microchip Technology, Inc.	3,938	109,240
Autodesk, Inc.*	4,472	108,938
NVIDIA Corp.*	10,594	108,165
Harris Corp.	2,582	107,540
Maxim Integrated Products, Inc.	6,360	106,403
McAfee, Inc.*	3,457	106,199
Teradata Corp.*	3,480	106,070
FLIR Systems, Inc.*	3,640	105,888
Avago Technologies Ltd.*	4,990	105,089
VeriSign, Inc.*	3,919	104,049
KLA-Tencor Corp.	3,725	103,853
Lam Research Corp.*	2,723	103,637
Electronic Arts, Inc.*	7,067	101,765
Advanced Micro Devices, Inc.*	13,700	100,284
Flextronics International Ltd.*	17,479	97,882
Rovi Corp.*	2,570	97,429
Nuance Communications, Inc.*	6,411	95,844
Equinix, Inc.*	1,094	88,855
Avnet, Inc.*	3,666	88,387
National Semiconductor Corp.	6,333	85,242
Synopsys, Inc.*	4,050	84,524
Alliance Data Systems Corp.*	1,370	81,542
Lender Processing Services, Inc.	2,599	81,375
LSI Corp.*	17,520	80,592
Molex, Inc.	4,410	80,438
Global Payments, Inc.	2,189	79,986
ON Semiconductor Corp.*	12,160	77,581
Arrow Electronics, Inc.*	3,410	76,214

Total Information Technology		18,098,147

Total Common Stocks (Cost $12,896,611)		18,098,147

76	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

\

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 TECHNOLOGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b),† - 0.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$148,431	$148,431

Total Repurchase Agreement (Cost $148,431)		$148,431

Total Investments – 99.9% (Cost $13,045,042)		$18,246,578

Cash & Other Assets, Less Liabilities – 0.1%		23,228

Total Net Assets – 100.0%		$18,269,806

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	77

 TECHNOLOGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$18,098,147
Repurchase agreement, at value	148,431

Total investments	18,246,578
Securities sold	928,849
Fund shares sold	250,728
Dividends	6,010

Total assets	19,432,165

Liabilities:
Fund shares redeemed	1,122,662
Management fees	13,175
Custodian fees	512
Transfer agent/maintenance fees	3,875
Distribution and service fees	3,875
Portfolio accounting fees	1,550
Other	16,710

Total liabilities	1,162,359

Net assets	$18,269,806

Net assets consist of:
Paid in capital	18,865,370
Accumulated net investment loss	(109,242)
Accumulated net realized loss on sale of investments	(5,687,858)
Net unrealized appreciation in value of investments	5,201,536

Net assets	$18,269,806

Capital shares outstanding	1,848,504
Net asset value per share	$9.88

Investments, at cost	$12,896,611
Repurchase agreement, at cost	148,431

Total cost	$13,045,042
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $845)	$125,418
Interest	104

Total investment income	125,522

Expenses:
Management fees	123,485
Transfer agent and administrative fees	36,319
Distribution and service fees	36,319
Portfolio accounting fees	14,528
Trustees’ fees*	2,144
Audit and outside service fees	19,959
Miscellaneous	2,010

Total expenses	234,764

Net investment loss	(109,242)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	1,934,296

Net realized gain	1,934,296

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(5,048,438)

Net unrealized depreciation	(5,048,438)

Net loss	(3,114,142)

Net decrease in net assets resulting from operations	$(3,223,384)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 TECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(109,242)	$(160,972)
Net realized gain during the period on investments	1,934,296	797,898
Net unrealized appreciation (depreciation) during the period on investments	(5,048,438)	10,412,771

Net increase (decrease) in net assets resulting from operations	(3,223,384)	11,049,697

Distributions to Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	51,963,269	84,866,100
Cost of shares redeemed	(70,436,705)	(63,187,497)

Net increase (decrease) from capital share transactions	(18,473,436)	21,678,603

Net increase (decrease) in net assets	(21,696,820)	32,728,300

Net assets:
Beginning of period	39,966,626	7,238,326

End of period	$18,269,806	$39,966,626

Accumulated net investment loss at end of period	$(109,242)	$—

Capital share activity:
Shares sold	4,751,332	9,525,746
Shares redeemed	(6,546,106)	(6,909,178)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	79

 TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,	December 31,		December 31,		December 31,
	2010	[a]	2009		2008	2007		2006		2005
Per Share Data
Net asset value, beginning of period	$10.97		$7.05		$16.27	$14.74		$13.92		$13.50

Income (loss) from investment operations:
Net investment loss[b]	(.04)		(.06)		(.08)	(.15)		(.16)		(.16)
Net gain (loss) on securities (realized and unrealized)	(1.05)		3.98		(7.39)	1.68		.98		.58

Total from investment operations	(1.09)		3.92		(7.47)	1.53		.82		.42

Less distributions:
Distributions from realized gains	—		—		(1.75)	—		—		—

Total distributions	—		—		(1.75)	—		—		—

Net asset value, end of period	$9.88		$10.97		$7.05	$16.27		$14.74		$13.92

Total Return[c]	(9.94%	)	55.60%		(45.41% )	10.38%		5.89%		3.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,270		$39,967		$7,238	$33,123		$23,215		$19,145

Ratios to average net assets:
Net investment loss	(0.75%	)	(0.68%	)	(0.63% )	(0.91%	)	(1.09%	)	(1.21%	)
Total expenses[d]	1.62%		1.65%		1.60%	1.56%		1.59%		1.62%

Portfolio turnover rate	157%		252%		277%	584%		403%		541%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
80	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment (“Telecommunication Companies”).
Inception: July 27, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

AT&T, Inc.	7.6%
Cisco Systems, Inc.	7.0%
Vodafone Group plc — SP ADR	6.8%
Verizon Communications, Inc.	5.7%
QUALCOMM, Inc.	4.6%
Research In Motion Ltd.	3.1%
American Tower Corp. — Class A	2.8%
Motorola, Inc.	2.4%
Nokia Oyj ADR	2.3%
Juniper Networks, Inc.	2.2%

Top Ten Total	44.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	81

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 TELECOMMUNICATIONS FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 100.5%

TELECOMMUNICATION SERVICES - 56.2%
AT&T, Inc.	13,576	$328,403
Vodafone Group plc — SP ADR	14,077	290,972
Verizon Communications, Inc.	8,825	247,277
American Tower Corp. — Class A*	2,669	118,771
Crown Castle International Corp.*	2,440	90,914
America Movil SAB de CV ADR	1,859	88,302
CenturyLink, Inc.	2,611	86,972
Qwest Communications International, Inc.	15,999	83,995
Millicom International Cellular S.A.	1,007	81,637
China Mobile Ltd. ADR	1,449	71,595
Vimpel-Communications ADR	3,513	66,325
BCE, Inc.	2,225	65,126
NII Holdings, Inc.*	1,876	61,008
Windstream Corp.	5,615	59,294
SBA Communications Corp. — Class A*	1,640	55,776
China Unicom Hong Kong Ltd. ADR	3,933	52,309
Mobile Telesystems OJSC ADR	2,569	49,222
Telefonica S.A. ADR	870	48,311
Telmex Internacional SAB de CV ADR	2,624	46,576
SK Telecom Company Ltd. ADR	3,141	46,267
MetroPCS Communications, Inc.*	5,538	45,356
Tele Norte Leste Participacoes S.A. ADR	3,015	45,104
Vivo Participacoes S.A. ADR	1,679	43,520
tw telecom, Inc.*	2,597	43,318
Frontier Communications Corp.	5,609	39,880
Rogers Communications, Inc. — Class B	1,192	39,050
Clearwire Corp. — Class A*	4,978	36,240
Syniverse Holdings, Inc.*	1,668	34,111
AboveNet, Inc.*	648	30,573
Leap Wireless International, Inc.*	1,997	25,921

Total Telecommunication Services		2,422,125

INFORMATION TECHNOLOGY - 44.3%
Cisco Systems, Inc.*	14,072	299,874
QUALCOMM, Inc.	6,004	197,171
Research In Motion Ltd.*	2,663	131,179
Motorola, Inc.*	15,982	104,203
Nokia Oyj ADR	12,021	97,971
Juniper Networks, Inc.*	4,067	92,809
F5 Networks, Inc.*	942	64,593
Harris Corp.	1,463	60,934
Telefonaktiebolaget LM Ericsson SP ADR	4,733	52,158
Polycom, Inc.*	1,507	44,894
Alcatel-Lucent ADR	16,835	42,761

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depository Receipt

plc — Public Limited Company

		MARKET
	SHARES	VALUE

Tellabs, Inc.	6,670	$42,621
Brocade Communications Systems, Inc.*	8,085	41,719
CommScope, Inc.*	1,682	39,981
JDS Uniphase Corp.*	3,907	38,445
Riverbed Technology, Inc.*	1,391	38,419
ADTRAN, Inc.	1,328	36,215
Acme Packet, Inc.*	1,262	33,923
Aruba Networks, Inc.*	2,202	31,356
Plantronics, Inc.	1,091	31,203
Viasat, Inc.*	957	31,160
Arris Group, Inc.*	3,032	30,896
Ciena Corp.*	2,271	28,796
Finisar Corp.*	1,931	28,772
InterDigital, Inc.*	1,158	28,591
Palm, Inc.*	4,872	27,722
Tekelec*	1,972	26,109
Comtech Telecommunications Corp.*	861	25,770
DG Fastchannel, Inc.*	761	24,793
Blue Coat Systems, Inc.*	1,206	24,639
Emulex Corp.*	2,542	23,336
ADC Telecommunications, Inc.*	3,091	22,904
Infinera Corp.*	3,403	21,881
Netgear, Inc.*	1,166	20,801
Oclaro, Inc.*	1,709	18,954

Total Information Technology		1,907,553

Total Common Stocks
(Cost $3,534,943)		4,329,678

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.0%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$942	942

Total Repurchase Agreement (Cost $942)		942

Total Investments – 100.5% (Cost $3,535,885)		$4,330,620

Liabilities, Less Cash & Other Assets – 0.5%		(21,760)

Total Net Assets – 100.0%		$4,308,860

82	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 TELECOMMUNICATIONS FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2010

Assets:
Investments, at value	$4,329,678
Repurchase agreement, at value	942

Total investments	4,330,620
Securities sold	492,835
Fund shares sold	3,777
Dividends	13,916

Total assets	4,841,148

Liabilities:
Overdraft due to custodian bank	16,000
Fund shares redeemed	502,610
Management fees	3,421
Custodian fees	186
Transfer agent/maintenance fees	1,006
Distribution and service fees	1,006
Portfolio accounting fees	403
Other	7,656

Total liabilities	532,288

Net assets	$4,308,860

Net assets consist of:
Paid in capital	6,977,238
Undistributed net investment income	159,267
Accumulated net realized loss on sale of investments	(3,622,380)
Net unrealized appreciation in value of investments	794,735

Net assets	4,308,860

Capital shares outstanding	487,537
Net assets values per share	$8.84

Investments, at cost	$3,534,943
Repurchase agreement, at cost	942

Total cost	$3,535,885
STATEMENT OF
OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2010

Investment income:
Dividends (net of foreign withholding tax of $1,577)	$73,817
Interest	15

Total investment income	73,832

Expenses:
Management fees	20,563
Transfer agent and administrative fees	6,048
Distribution and service fees	6,048
Portfolio accounting fees	2,419
Trustees’ fees*	316
Audit and outside service fees	2,621
Miscellaneous	1,357

Total expenses	39,372

Net investment income	34,460

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(98,961)

Net realized loss	(98,961)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(508,952)

Net unrealized depreciation	(508,952)

Net loss	(607,913)

Net decrease in net assets resulting from operations	$(573,453)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 83

 TELECOMMUNICATIONS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$34,460	$124,807
Net realized gain (loss) during the period on investments	(98,961)	906,657
Net unrealized appreciation (depreciation) during the period on investments	(508,952)	433,135

Net increase (decrease) in net assets resulting from operations	(573,453)	1,464,599

Distributions to shareholders from:
Net investment income	—	(180,137)

Total distributions to shareholders	—	(180,137)

Capital share transactions:
Proceeds from sale of shares	38,027,927	44,074,912
Distributions reinvested	—	180,137
Cost of shares redeemed	(38,893,577)	(48,545,640)

Net decrease from capital share transactions	(865,650)	(4,290,591)

Net decrease in net assets	(1,439,103)	(3,006,129)

Net assets:
Beginning of period	5,747,963	8,754,092

End of period	$4,308,860	$5,747,963

Undistributed net investment income at end of period	$159,267	$124,807

Capital share activity:
Shares sold	3,908,000	4,847,866
Shares reinvested	—	19,002
Shares redeemed	(4,007,218)	(5,382,779)
84	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

TELECOMMUNICATIONS FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$9.80		$7.94	$23.89	$21.91	$18.81	$20.53

Income (loss) from investment operations:
Net investment income[b]	.07		.18	.24	.05	.15	.19
Net gain (loss) on securities (realized and unrealized)	(1.03)		2.08	(11.49)	1.97	3.52	.06

Total from investment operations	(.96)		2.26	(11.25)	2.02	3.67	.25

Less distributions:
Dividends from net investment income	—		(.40)	(.05)	(.04)	(.29)	—
Distributions from realized gains	—		—	(4.65)	—	(.28)	(1.97)

Total distributions	—		(.40)	(4.70)	(.04)	(.57)	(1.97)

Net asset value, end of period	$8.84		$9.80	$7.94	$23.89	$21.91	$18.81

Total Return[c]	(9.80%	)	28.68%	(45.34% )	9.23%	19.51%	1.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,309		$5,748	$8,754	$31,781	$33,337	$16,898

Ratios to average net assets:
Net investment income	1.42%		2.03%	1.34%	0.20%	0.72%	0.98%
Total expenses[d]	1.63%		1.66%	1.61%	1.58%	1.59%	1.60%

Portfolio turnover rate	777%		694%	341%	295%	264%	362%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 85

FUND PROFILE (Unaudited)
June 30, 2010

TRANSPORTATION FUND
OBJECTIVE: Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment (“Transportation Companies”).
Inception: June 11, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

United Parcel Service, Inc. — Class B	9.6%
Union Pacific Corp.	7.5%
FedEx Corp.	5.9%
Norfolk Southern Corp.	5.7%
CSX Corp.	5.5%
CH Robinson Worldwide, Inc.	3.9%
Delta Air Lines, Inc.	3.7%
Southwest Airlines Co.	3.6%
Expeditors International
of Washington, Inc.	3.4%
Canadian National Railway Co.	3.3%

Top Ten Total	52.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

86	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 TRANSPORTATION FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.1%

INDUSTRIALS - 99.1%
United Parcel Service, Inc. — Class B	24,782	$1,409,848
Union Pacific Corp.	15,859	1,102,359
FedEx Corp.	12,405	869,715
Norfolk Southern Corp.	15,946	845,935
CSX Corp.	16,298	808,870
CH Robinson Worldwide, Inc.	10,363	576,805
Delta Air Lines, Inc.*	45,998	540,477
Southwest Airlines Co.	47,536	528,125
Expeditors International of Washington, Inc.	14,584	503,294
Canadian National Railway Co.	8,483	486,755
J.B. Hunt Transport Services, Inc.	11,820	386,159
Hertz Global Holdings, Inc. *	39,163	370,482
Kansas City Southern*	9,691	352,268
UAL Corp.*	16,443	338,068
Continental Airlines, Inc. — Class B*	14,745	324,390
Canadian Pacific Railway Ltd.	5,216	279,682
Ryder System, Inc.	6,742	271,231
Landstar System, Inc.	6,828	266,224
AMR Corp.*	38,046	257,952
Knight Transportation, Inc.	12,236	247,657
Con-way, Inc.	8,035	241,211
Werner Enterprises, Inc.	10,879	238,141
JetBlue Airways Corp.*	42,235	231,870
Alaska Air Group, Inc.*	5,058	227,357
Dollar Thrifty Automotive Group, Inc.*	4,970	211,772
Atlas Air Worldwide Holdings, Inc.*	4,321	205,247
US Airways Group, Inc.*	23,827	205,150
Copa Holdings S. A. — Class A	4,420	195,452
Avis Budget Group, Inc.*	18,453	181,208
Allegiant Travel Co. — Class A	4,135	176,523
Kirby Corp.*	4,483	171,475
Old Dominion Freight Line, Inc.*	4,841	170,113
Heartland Express, Inc.	10,872	157,861
AirTran Holdings, Inc.*	31,017	150,432
Arkansas Best Corp.	6,772	140,519
Genco Shipping & Trading Ltd.*	8,686	130,203
Genesee & Wyoming, Inc. — Class A*	3,190	119,019
Excel Maritime Carriers Ltd. — Class A*	20,460	104,755
Skywest, Inc.	8,370	102,281
HUB Group, Inc. — Class A*	3,312	99,393
UTI Worldwide, Inc.	7,915	97,988

		MARKET
	SHARES	VALUE

Alexander & Baldwin, Inc.	3,158	$94,045
Aegean Marine Petroleum Network, Inc.	4,512	90,150
Diana Shipping, Inc.*	7,977	89,821

Total Industrials		14,598,282

Total Common Stocks (Cost $13,174,369)		14,598,282

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$118,101	118,101
Total Repurchase Agreement (Cost $118,101)		118,101

Total Investments – 99.9% (Cost $13,292,470)		$14,716,383

Cash & Other Assets, Less Liabilities – 0.1%		14,169

Total Net Assets – 100.0%		$14,730,552

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 87

 TRANSPORTATION FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$14,598,282
Repurchase agreement, at value	118,101

Total investments	14,716,383
Cash	1,044
Securities sold	1,036,875
Fund shares sold	31
Dividends	9,548

Total assets	15,763,881

Liabilities:
Fund shares redeemed	1,004,417
Management fees	10,143
Custodian fees	394
Transfer agent/maintenance fees	2,983
Distribution and service fees	2,983
Portfolio accounting fees	1,193
Other	11,216

Total liabilities	1,033,329

Net assets	$14,730,552

Net assets consist of:
Paid in capital	24,423,526
Accumulated net investment loss	(29,477)
Accumulated net realized loss on sale of investments	(11,087,410)
Net unrealized appreciation in value of investments	1,423,913

Net assets	14,730,552

Capital shares outstanding	1,174,180
Net asset value per share	$12.55

Investments, at cost	$13,174,369
Repurchase agreement, at cost	118,101

Total cost	$13,292,470
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $768)	$71,376
Interest	60

Total investment income	71,436

Expenses:
Management fees	52,704
Transfer agent and administrative fees	15,501
Distribution and service fees	15,501
Portfolio accounting fees	6,200
Trustees’ fees*	695
Miscellaneous	10,312

Total expenses	100,913

Net investment loss	(29,477)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) during the period on:
Investment securities	(1,134,605)

Net realized loss	(1,134,605)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(307,947)

Net unrealized depreciation	(307,947)

Net loss	(1,442,552)
Net decrease in net assets resulting from operations	$(1,472,029)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
88	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 TRANSPORTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(29,477)	$(17,321)
Net realized loss during the period on investments	(1,134,605)	(2,177,217)
Net unrealized depreciation during the period on investments	(307,947)	(567,169)

Net decrease in net assets resulting from operations	(1,472,029)	(2,761,707)

Distributions to shareholders from:
Net investment income	—	(41,800)

Total distributions to shareholders	—	(41,800)

Capital share transactions:
Proceeds from sale of shares	50,701,523	51,524,372
Distributions reinvested	—	41,800
Cost of shares redeemed	(42,961,302)	(61,809,749)

Net increase (decrease) from capital share transactions	7,740,221	(10,243,577)

Net increase (decrease) in net assets	6,268,192	(13,047,084)

Net assets:
Beginning of period	8,462,360	21,509,444

End of period	$14,730,552	$8,462,360

Accumulated net investment loss at end of period	$(29,477)	$—

Capital share activity:
Shares sold	3,733,920	4,767,262
Shares reinvested	—	3,533
Shares redeemed	(3,227,175)	(6,075,172)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 89

 TRANSPORTATION FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,		December 31,
	2010	[a]	2009	2008	2007	2006		2005
Per Share Data
Net asset value, beginning of period	$12.68		$10.91	$14.85	$35.05	$32.64		$31.45

Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)		(.03)	.04	(.04)	(.24)		(.19)
Net gain (loss) on securities (realized and unrealized)	(.10)		1.92	(3.80)	(2.24)	2.65		2.64

Total from investment operations	(.13)		1.89	(3.76)	(2.28)	2.41		2.45

Less distributions:
Dividends from net investment income	—		(.12)	—	—	—		—
Distributions from realized gains	—		—	(.18)	(17.92)	—		(1.26)

Total distributions	—		(.12)	(.18)	(17.92)	—		(1.26)

Net asset value, end of period	$12.55		$12.68	$10.91	$14.85	$35.05		$32.64

Total Return[c]	(1.03%	)	17.39%	(25.26% )	(8.75% )	7.38%		8.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,731		$8,462	$21,509	$8,513	$29,549		$31,378

Ratios to average net assets:
Net investment income (loss)	(0.48%	)	(0.29% )	0.27%	(0.12% )	(0.68%	)	(0.63% )
Total expenses[d]	1.63%		1.67%	1.62%	1.60%	1.59%		1.58%

Portfolio turnover rate	349%		857%	544%	284%	249%		258%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
90	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

UTILITIES FUND
OBJECTIVE: Seeks capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).
Inception: May 2, 2001
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

Southern Co.	3.2%
Exelon Corp.	3.1%
Dominion Resources, Inc.	2.9%
Duke Energy Corp.	2.8%
NextEra Energy, Inc.	2.7%
Public Service Enterprise Group, Inc.	2.4%
American Electric Power Company, Inc.	2.4%
PG&E Corp.	2.4%
Entergy Corp.	2.2%
Consolidated Edison, Inc.	2.2%

Top Ten Total	26.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	91

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 UTILITIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.4%

UTILITIES - 99.4%
Southern Co.	15,386	$512,046
Exelon Corp.	12,976	492,699
Dominion Resources, Inc.	12,118	469,451
Duke Energy Corp.	28,315	453,040
NextEra Energy, Inc.	8,995	438,596
Public Service Enterprise Group, Inc.	12,394	388,304
American Electric Power Company, Inc.	12,016	388,117
PG&E Corp.	9,379	385,477
Entergy Corp.	5,002	358,243
Consolidated Edison, Inc.	8,043	346,653
Progress Energy, Inc.	8,541	334,978
Sempra Energy	7,104	332,396
FirstEnergy Corp.	8,981	316,401
Edison International	9,849	312,410
PPL Corp.	12,263	305,962
Xcel Energy, Inc.	14,792	304,863
Questar Corp.	6,069	276,079
DTE Energy Co.	5,998	273,569
AES Corp.*	27,939	258,156
Wisconsin Energy Corp.	4,790	243,045
Constellation Energy Group, Inc.	7,516	242,391
Calpine Corp.*	18,291	232,662
Ameren Corp.	9,762	232,043
CenterPoint Energy, Inc.	17,490	230,168
NRG Energy, Inc.*	10,666	226,226
Equities Corp.	6,062	219,081
SCANA Corp.	6,031	215,669
Oneok, Inc.	4,817	208,335
Cia Energetica de Minas Gerais ADR	14,180	208,021
Northeast Utilities	8,162	207,968
Pinnacle West Capital Corp.	5,433	197,544
NiSource, Inc.	13,519	196,025
NSTAR	5,490	192,150
American Water Works Company, Inc.	9,217	189,870
OGE Energy Corp.	5,125	187,370
National Fuel Gas Co.	4,055	186,043
Alliant Energy Corp.	5,792	183,838
Pepco Holdings, Inc.	11,721	183,785
MDU Resources Group, Inc.	10,116	182,391
Allegheny Energy, Inc.	8,812	182,232
CMS Energy Corp.	12,309	180,327
Integrys Energy Group, Inc.	4,090	178,897
TECO Energy, Inc.	11,570	174,360
Energen Corp.	3,907	173,197

		MARKET
	SHARES	VALUE

Enersis S.A. ADR	8,662	$172,460
UGI Corp.	6,522	165,920
DPL, Inc.	6,920	165,388
AGL Resources, Inc.	4,582	164,127
N.V. Energy, Inc.	13,764	162,553
Aqua America, Inc.	8,934	157,953
Atmos Energy Corp.	5,803	156,913
ITC Holdings Corp.	2,927	154,868
Westar Energy, Inc.	7,036	152,048
Great Plains Energy, Inc.	8,862	150,831
Hawaiian Electric Industries, Inc.	6,402	145,838
Vectren Corp.	5,885	139,239
Piedmont Natural Gas Company, Inc.	5,269	133,306
Nicor, Inc.	3,290	133,245
WGL Holdings, Inc.	3,870	131,696
Cleco Corp.	4,788	126,451
IDACORP, Inc.	3,755	124,929
New Jersey Resources Corp.	3,410	120,032
Mirant Corp.*	11,015	116,318
Portland General Electric Co.	6,304	115,552
Southwest Gas Corp.	3,912	115,404
Ormat Technologies, Inc.	3,996	113,047
South Jersey Industries, Inc.	2,606	111,954
Allete, Inc.	3,182	108,952
Northwest Natural Gas Co.	2,440	106,311
Black Hills Corp.	3,669	104,456
Unisource Energy Corp.	3,441	103,849
Avista Corp.	5,247	102,474
PNM Resources, Inc.	8,626	96,439
NorthWestern Corp.	3,650	95,630
El Paso Electric Co.*	4,647	89,919

Total Utilities		16,039,180

Total Common Stocks (Cost$13,387,036)		16,039,180

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b),† - 0.6%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$107,641	107,641

Total Repurchase Agreement (Cost $107,641)		107,641

Total Investments – 100.0% (Cost $13,494,677)		$16,146,821

Liabilities, Less Cash & Other Assets – 0.0%		(6,889)

Total Net Assets – 100.0%		$16,139,932

*	Non-income producing security.

†	Repurchase Agreement — See Note 4.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.

ADR — American Depositary Receipt
92	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 UTILITIES FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$16,039,180
Repurchase agreement, at value	107,641

Total investments	16,146,821
Cash	3,739
Securities sold	176,542
Dividends	43,214

Total assets	16,370,316

Liabilities:
Fund shares redeemed	186,130
Management fees	11,416
Custodian fees	558
Transfer agent/maintenance fees	3,358
Distribution and service fees	3,358
Portfolio accounting fees	1,343
Other	24,221

Total liabilities	230,384

Net assets	$16,139,932

Net assets consist of:
Paid in capital	18,107,793
Undistributed net investment income	738,907
Accumulated net realized loss on sale of investments	(5,358,912)
Net unrealized appreciation in value of investments	2,652,144

Net assets	16,139,932

Capital shares outstanding	1,049,244
Net asset value per share	$15.38

Investments, at cost	$13,387,036
Repurchase agreement, at cost	107,641

Total cost	$13,494,677
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,272)	$306,093
Interest	118

Total investment income	306,211

Expenses:
Management fees	62,529
Transfer agent and administrative fees	18,391
Distribution and service fees	18,391
Portfolio accounting fees	7,356
Trustees’ fees*	970
Audit and outside service fees	7,949
Miscellaneous	4,004

Total expenses	119,590

Net investment income	186,621

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(476,523)

Net realized loss	(476,523)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(895,234)

Net unrealized depreciation	(895,234)

Net loss	(1,371,757)

Net decrease in net assets resulting from operations	$(1,185,136)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 93

 UTILITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$186,621	$552,285
Net realized gain (loss) during the period on investments	(476,523)	698,742
Net unrealized depreciation during the period on investments	(895,234)	(136,938)

Net increase (decrease) in net assets resulting from operations	(1,185,136)	1,114,089

Distributions to shareholders from:
Net investment income	—	(777,786)

Total distributions to shareholders	—	(777,786)

Capital share transactions:
Proceeds from sale of shares	54,920,091	71,149,584
Distributions reinvested	—	777,786
Cost of shares redeemed	(53,408,891)	(90,792,665)

Net increase (decrease) from capital share transactions	1,511,200	(18,865,295)

Net increase (decrease) in net assets	326,064	(18,528,992)

Net assets:
Beginning of period	15,813,868	34,342,860

End of period	$16,139,932	$15,813,868

Undistributed net investment income at end of period	$738,907	$552,286

Capital share activity:
Shares sold	3,429,816	4,637,775
Shares reinvested	—	50,506
Shares redeemed	(3,344,177)	(5,953,797)
94	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 UTILITIES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$16.41	$15.41	$22.29	$22.38	$19.09	$17.34

Income (loss) from investment operations:
Net investment income[b]	.20	.41	.37	.32	.36	.34
Net gain (loss) on securities (realized and unrealized)	(1.23)	1.65	(6.97)	2.59	3.64	1.50

Total from investment operations	(1.03)	2.06	(6.60)	2.91	4.00	1.84

Less distributions:
Dividends from net investment income	—	(1.06)	(.08)	(.39)	(.49)	(.09)
Distributions from realized gains	—	—	(.20)	(2.61)	(.22)	—

Total distributions	—	(1.06)	(.28)	(3.00)	(.71)	(.09)

Net asset value, end of period	$15.38	$16.41	$15.41	$22.29	$22.38	$19.09

Total Return[c]	(6.28% )	13.80%	(29.57% )	12.86%	20.96%	10.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,140	$15,814	$34,343	$65,532	$71,719	$39,943

Ratios to average net assets:
Net investment income	2.54%	2.69%	1.90%	1.32%	1.73%	1.80%
Total expenses[d]	1.63%	1.67%	1.61%	1.58%	1.59%	1.60%

Portfolio turnover rate	305%	309%	293%	244%	169%	342%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares (no par value). The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2010, the Trust consisted of fifty-eight separate Funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
The Sector Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund.
Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.

96	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rydex Investments engages external service providers to perform other necessary services to the Trust, such as accounting and auditing related services, legal services, printing and mailing, etc. on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
3.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2006-2009), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain (Loss)
Banking Fund	$4,923,809	$7,928	$(199,890)	$(191,962)
Basic Materials Fund	17,454,967	5,049,091	(598,310)	4,450,781
Biotechnology Fund	8,345,514	658,770	(203,771)	454,999
Consumer Products Fund	11,164,228	1,771,204	(183,020)	1,588,184
Electronics Fund	6,322,948	1,490,882	(168,619)	1,322,263
Energy Fund	22,560,065	7,181,410	(1,079,341)	6,102,069
Energy Services Fund	14,141,520	6,302,576	(275,139)	6,027,437
Financial Services Fund	8,203,346	1,080,860	(332,055)	748,805
Health Care Fund	13,807,686	1,216,909	(234,504)	982,405
Internet Fund	8,492,757	1,855,774	(333,160)	1,522,614
Leisure Fund	15,302,940	927,804	(1,072,101)	(144,297)
Precious Metals Fund	48,361,304	30,210,745	(1,598,254)	28,612,491
Retailing Fund	12,728,111	1,656,701	(690,156)	966,545
Technology Fund	14,525,528	4,143,070	(422,019)	3,721,051
Telecommunications Fund	4,171,899	274,961	(116,158)	158,803
Transportation Fund	15,174,816	452,455	(910,888)	(458,433)
Utilities Fund	15,986,792	333,997	(173,968)	160,029
4.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund. Repurchase agreements are valued at amortized cost, which approximates market value.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The repurchase agreements executed by the joint account and outstanding at June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Credit Suisse Group	0.01% due 07/01/10	$69,029,426	$69,029,426	$69,029,503

			$69,029,426	$69,029,503

At June 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Date	Rate	Par Value	Market Value
U.S. Treasury Notes	02/29/12 – 04/15/13	0.88% – 1.75%	$68,993,500	$70,414,322

				$70,414,322

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
5.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Assets
Banking Fund	$4,686,569	$45,277	$—	$4,731,846
Basic Materials Fund	21,755,646	150,103	—	21,905,749
Biotechnology Fund	8,800,513	—	—	8,800,513
Consumer Products Fund	12,690,491	61,920	—	12,752,411
Electronics Fund	7,532,404	112,810	—	7,645,214
Energy Fund	28,482,922	179,212	—	28,662,134
Energy Services Fund	19,998,377	170,583	—	20,168,960
Financial Services Fund	8,892,839	59,310	—	8,952,149
Health Care Fund	14,776,261	13,831	—	14,790,092
Internet Fund	9,924,078	91,295	—	10,015,373
Leisure Fund	15,005,074	153,567	—	15,158,641
Precious Metals Fund	76,394,578	579,217	—	76,973,795
Retailing Fund	13,570,186	124,471	—	13,694,657
Technology Fund	18,098,147	148,431	—	18,246,578
Telecommunications Fund	4,329,678	942	—	4,330,620
Transportation Fund	14,598,282	118,101	—	14,716,383
Utilities Fund	16,039,180	107,641	—	16,146,821
98	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
6.    Securities Transactions
During the period ended June 30, 2010, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

		Basic	Biotech-	Consumer			Energy
	Banking	Materials	nology	Products	Electronics	Energy	Services
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$41,458,539	$69,446,782	$47,495,816	$42,205,148	$63,822,432	$35,333,843	$43,384,173
Sales	$41,055,395	$89,688,603	$51,170,063	$50,795,217	$78,291,389	$40,837,109	$59,200,508

	Financial	Health			Precious
	Services	Care	Internet	Leisure	Metals	Retailing	Technology
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Purchases	$39,689,380	$48,497,616	$32,734,572	$40,675,117	$81,276,943	$41,939,188	$45,258,930
Sales	$46,659,322	$59,316,767	$50,913,044	$35,806,057	$90,446,594	$42,481,845	$63,811,008

	Telecommunications	Transportation	Utilities
	Fund	Fund	Fund
Purchases	$38,828,257	$49,625,999	$47,263,291
Sales	$39,601,147	$41,985,467	$45,574,644
7.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
8.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	99

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Variable Trust and Rydex Advisors II, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Banking Fund	573,483	30,931	37,643
Basic Materials Fund	905,272	51,542	86,294
Biotechnology Fund	1,031,905	21,467	42,283
Consumer Products Fund	458,580	5,620	32,246
Electronics Fund	1,368,705	40,839	60,564
Energy Fund	1,034,974	65,810	108,920
Energy Services Fund	1,193,738	90,084	126,417
Financial Services Fund	596,800	28,762	21,380
Health Care Fund	916,612	22,591	96,118
Internet Fund	721,377	41,700	45,353
Leisure Fund	146,233	4,979	4,337
Precious Metals Fund	3,946,947	394,782	526,417
Retailing Fund	602,620	11,233	18,963
Technology Fund	2,395,275	87,457	156,718
Telecommunications Fund	416,312	3,643	28,768
Transportation Fund	638,515	18,609	39,583
Utilities Fund	737,719	34,728	32,166
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Banking Fund	569,887	14,533	57,636
Basic Materials Fund	898,777	18,511	125,821
Biotechnology Fund	1,027,901	2,223	65,530
Consumer Products Fund	454,849	4,003	37,595
Electronics Fund	1,364,178	5,597	100,334
Energy Fund	1,060,296	14,486	134,922
Energy Services Fund	1,211,707	21,515	177,016
Financial Services Fund	596,685	5,911	44,346
Health Care Fund	910,160	2,784	122,376
Internet Fund	720,160	3,573	84,697
Leisure Fund	146,479	309	8,762
Precious Metals Fund	3,727,501	217,437	923,209
Retailing Fund	599,632	3,360	29,825
Technology Fund	2,367,780	53,560	218,110
Telecommunications Fund	407,542	10,437	30,745
Transportation Fund	639,871	4,846	51,990
Utilities Fund	733,713	8,552	62,349
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
100	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	101

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
102	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, in as much as this person is affiliated with Rydex Investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	103

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JUNE 30, 2010
RYDEX VARIABLE TRUST
CLS ADVISORONE FUNDS SEMI-ANNUAL REPORT
AMERIGO FUND
CLERMONT FUND
SELECT ALLOCATION FUND
(Formerly, Berolina Fund)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

2

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

AMERIGO FUND	6

CLERMONT FUND	11

SELECT ALLOCATION FUND	17

NOTES TO FINANCIAL STATEMENTS	23

OTHER INFORMATION	27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	28
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

3

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time
2	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

4

LETTER TO OUR SHAREHOLDERS (concluded)

since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,

Michael Byrum
President & Chief Investment Officer
*Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

6

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	Ratio[1]	Return		December 31, 2009	June 30, 2010	Period[2]
Table 1. Based on actual Fund return[3]
Amerigo Fund	1.67%	(7.16%	)	$1,000.00	$928.36	$7.98
Clermont Fund	1.67%	(1.01%	)	1,000.00	989.88	8.24
Select Allocation Fund	1.67%	(4.72%	)	1,000.00	952.78	8.09

Table 2. Based on hypothetical 5% return (before expenses)
Amerigo Fund	1.67%	5.00%		1,000.00	1,016.51	8.35
Clermont Fund	1.67%	5.00%		1,000.00	1,016.51	8.35
Select Allocation Fund	1.67%	5.00%		1,000.00	1,016.51	8.35

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by number of days in current fiscal year. Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

7

FUND PROFILE (Unaudited)
June 30, 2010
AMERIGO FUND
OBJECTIVE: Seeks long-term growth of capital without regard to current income.
Inception: July 1, 2003
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
ETF – Exchange Traded Fund.

Ten Largest Holdings (% of Total Net Assets)

SPDR S&P 500 ETF Trust	10.0%
Powershares QQQ	8.6%
Vanguard Mid-Cap ETF	6.3%
iShares Russell 1000 Growth Index Fund	5.8%
iShares S&P 500 Index Fund	5.5%
iShares S&P Latin America 40 Index Fund	4.4%
iShares Russell Midcap Index Fund	4.3%
iShares MSCI Emerging Markets Index Fund	4.1%
iShares Russell Midcap Growth Index Fund	3.5%
Vanguard Small-Cap ETF	3.4%

Top Ten Total	55.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
    AMERIGO FUND

		MARKET
	SHARES	VALUE

COMMON STOCK(a) - 0.5%

FINANCIALS - 0.5%
Berkshire Hathaway, Inc. — Class B*	10,900	$868,621

Total Common Stock (Cost $633,881)		868,621

EXCHANGE TRADED FUNDS(a) - 93.9%

UNITED STATES OF AMERICA - 73.4%
SPDR S&P 500 ETF Trust	167,400	17,279,028
Powershares QQQ	345,700	14,764,847
Vanguard Mid-Cap ETF	183,600	10,773,648
iShares Russell 1000 Growth Index Fund	217,900	9,988,536
iShares S&P 500 Index Fund	92,000	9,518,320
iShares Russell Midcap Index Fund	90,900	7,311,087
iShares Russell Midcap Growth Index Fund	136,500	5,965,050
Vanguard Small-Cap ETF	103,600	5,863,760
SPDR Dow Jones Industrial Average ETF Trust	54,600	5,336,058
Vanguard Large-Cap ETF	109,200	5,120,388
iShares Russell 2000 Index Fund	82,400	5,032,992
Vanguard Extended Market ETF	102,000	4,318,935
Vanguard Total Stock Market ETF	72,800	3,826,368
Midcap SPDR Trust Series 1	29,400	3,797,304
Energy Select Sector SPDR Fund	63,500	3,154,680
Technology Select Sector SPDR Fund	127,200	2,594,880
iShares S&P MidCap 400 Index Fund	29,400	2,090,928
RevenueShares Large Cap Fund	91,000	1,760,850
PowerShares DB Oil Fund	61,700	1,469,077
Vanguard Value ETF	28,000	1,249,920
iShares Russell 1000 Value Index Fund	20,600	1,116,726
iShares iBoxx $ High Yield Corporate Bond Fund	11,000	933,900
Vanguard Dividend Appreciation ETF	20,800	915,824
SPDR S&P Biotech ETF	16,400	849,028
SPDR Barclays Capital High Yield Bond ETF	22,100	836,043
Industrial Select Sector SPDR Fund	18,200	499,590

Total United States of America		126,367,767

		MARKET
	SHARES	VALUE

INTERNATIONAL - 8.0%
iShares MSCI Emerging Markets Index Fund	190,800	$7,120,656
Vanguard Emerging Markets ETF	114,100	4,334,659
Vanguard FTSE All-World ex-US ETF	33,100	1,270,378
SPDR S&P BRIC 40 ETF	51,200	1,156,608

Total International		13,882,301

LATIN AMERICAN REGION - 4.4%
iShares S&P Latin America 40 Index Fund	182,000	7,538,440

CHINA - 2.2% SPDR S&P China ETF	36,400	2,430,064
iShares FTSE/Xinhua China 25 Index Fund	36,400	1,424,332

Total China		3,854,396

CANADA - 1.9%
iShares MSCI Canada Index Fund	128,800	3,196,816

BRAZIL - 1.7%
iShares MSCI Brazil Index Fund	46,000	2,850,160

ASIAN PACIFIC REGION - 1.6%
SPDR S&P Emerging Asia Pacific ETF	40,000	2,808,400

ASIAN PACIFIC REGION EX JAPAN - 0.7%
iShares MSCI Pacific ex-Japan Index Fund	27,600	986,424
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	1,800	73,637

Total Asian Pacific Region ex Japan		1,060,061

Total Exchange Traded Funds (Cost $168,797,202)		161,558,341

MUTUAL FUND(a) - 2.0%
First American Treasury Obligations Fund	3,384,911	3,384,911

Total Mutual Fund
(Cost $3,384,911)		3,384,911

Total Investments - 96.4% (Cost $172,815,994)		$165,811,873

Cash & Other Assets, Less Liabilities - 3.6%		6,260,465

Total Net Assets - 100.0%		$172,072,338

*	Non-income producing security

(a)	Value determined based on Level 1 inputs — See Note 5.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

 AMERIGO FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$165,811,873

Total investments	165,811,873
Cash	33,395
Securities sold	7,912,861
Fund shares sold	79,451
Dividends	141,027

Total assets	173,978,607

Liabilities:
Securities purchased	1,176,365
Fund shares redeemed	287,521
Management fees	134,294
Custodian fees	5,044
Transfer agent/maintenance fees	37,304
Distribution and service fees	37,304
Portfolio accounting fees	14,921
Other	213,516

Total liabilities	1,906,269

Net assets	$172,072,338

Net assets consist of:
Paid in capital	231,156,868
Accumulated net investment loss	(318,599)
Accumulated net realized loss on sale of investments	(51,761,810)
Net unrealized depreciation in value of investments	(7,004,121)

Net assets	172,072,338

Capital shares outstanding	6,175,851

Net asset value per share	$27.86

Investments, at cost	$172,815,994
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

Investment Income:
Dividends	$1,098,589

Total investment income	1,098,589

Expenses:
Management fees	889,652
Transfer agent and administrative fees	247,125
Distribution and service fees	247,125
Portfolio accounting fees	98,849
Trustees’ fees*	12,955
Audit and outside fees	106,608
Miscellaneous	49,083

Total expenses	1,651,397

Net investment loss	(552,808)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	2,632,583

Net realized gain	2,632,583

Net unrealized appreciation (depreciation)
during the period on:
Investments	(15,232,341)

Net unrealized depreciation	(15,232,341)

Net loss	(12,599,758)

Net decrease in net assets resulting from operations	$(13,152,566)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 AMERIGO FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(552,808)	$233,651
Net realized gain (loss) during the year or period on investments	2,632,583	(18,789,230)
Net unrealized appreciation (depreciation) on investments	(15,232,341)	84,567,045

Net increase (decrease) in net assets resulting from operations	(13,152,566)	66,011,466

Distributions to shareholders from:
Net investment income	—	(1,134,816)

Total distributions to shareholders	—	(1,134,816)

Capital share transactions:
Proceeds from sale of shares	10,668,230	24,800,289
Distributions reinvested	—	1,134,816
Cost of shares redeemed	(38,515,761)	(82,617,381)

Net decrease from capital share transactions	(27,847,531)	(56,682,276)

Net increase (decrease) in net assets	(41,000,097)	8,194,374
Net assets:
Beginning of period	213,072,435	204,878,061

End of period	$172,072,338	$213,072,435

Undistributed net investment income (loss) at end of period	$(318,599)	$234,209

Capital share activity:
Shares sold	357,263	987,651
Shares reinvested	—	38,481
Shares redeemed	(1,280,957)	(3,392,250)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

 AMERIGO FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$30.01		$21.64	$39.13	$35.83	$34.78	$32.18

Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)		.03	.12	.12	.21	.05
Net gain (loss) on investments (realized and unrealized)	(2.07)		8.49	(17.01)	4.85	4.06	2.94

Total from investment operations	(2.15)		8.52	(16.89)	4.97	4.27	2.99

Less distributions:
Distributions from net investment income[e]	—		(.15)	(.10)	(.14)	(.03)	(.04)
Distributions from net realized gains[e]	—		—	(.50)	(1.53)	(3.19)	(.35)

Total distributions	—		(.15)	(.60)	(1.67)	(3.22)	(.39)

Net asset value, end of period	$27.86		$30.01	$21.64	$39.13	$35.83	$34.78

Total Return[c]	(7.16%	)	39.41%	(43.09% )	13.77%	12.30%	9.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172,072		$213,072	$204,878	$364,693	$279,410	$196,493

Ratios to average net assets:
Net investment income (loss)	(0.56%	)	0.12%	0.36%	0.32%	0.57%	0.15%
Total expenses[d]	1.67%		1.71%	1.65%	1.63%	1.64%	1.64%

Portfolio turnover rate	41%		102%	103%	88%	299%	82%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Funds invest.

[e]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
10	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
June 30, 2010
CLERMONT FUND
OBJECTIVE: Seek a combination of current income and growth of capital.
Inception: July 1, 2003
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
ETF – Exchange Traded Fund.

Ten Largest Holdings (% of Total Net Assets)

iShares Barclays Credit Bond Fund	12.7%
iShares iBoxx Investment Grade Corporate Bond Fund	7.9%
iShares iBoxx $ High Yield Corporate Bond Fund	7.4%
Vanguard Total Bond Market ETF	6.9%
SPDR S&P 500 ETF Trust	6.7%
SPDR Barclays Capital High Yield Bond ETF	5.1%
Vanguard Emerging Markets ETF	3.3%
Vanguard Total Stock Market ETF	2.9%
Vanguard Short-Term Bond ETF	2.8%
iShares S&P 500 Index Fund	2.5%

Top Ten Total	58.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
    CLERMONT FUND

		MARKET
	SHARES	VALUE

COMMON STOCK(a) - 0.3%

FINANCIALS - 0.3%
Berkshire Hathaway, Inc. — Class B*	2,500	$199,225

Total Common Stock (Cost $145,425)		199,225

EXCHANGE TRADED FUNDS(a) - 87.7%

UNITED STATES OF AMERICA - 76.6%
iShares Barclays Credit Bond Fund	79,700	8,315,898
iShares iBoxx Investment Grade Corporate Bond Fund	47,500	5,151,850
iShares iBoxx $ High Yield Corporate Bond Fund	57,100	4,847,790
Vanguard Total Bond Market ETF	55,700	4,532,866
SPDR S&P 500 ETF Trust	42,400	4,376,528
SPDR Barclays Capital High Yield Bond ETF	87,200	3,298,776
Vanguard Total Stock Market ETF	36,600	1,923,696
iShares S&P 500 Index Fund	15,900	1,645,014
iShares Barclays Aggregate Bond Fund	14,500	1,555,125
Powershares QQQ	35,000	1,494,850
Vanguard Mid-Cap ETF	22,400	1,314,432
Vanguard Large-Cap ETF	27,600	1,294,164
SPDR Dow Jones Industrial Average ETF Trust	13,000	1,270,490
Vanguard Extended Market ETF	22,400	948,472
Vanguard Small-Cap ETF	13,000	735,800
iShares Russell 1000 Growth Index Fund	15,800	724,272
iShares Russell Midcap Index Fund	8,600	691,698
Midcap SPDR Trust Series 1	4,900	632,884
Vanguard Value ETF	13,600	607,104
Vanguard Dividend Appreciation ETF	13,000	572,390
Vanguard Intermediate-Term Corporate Bond ETF	6,000	468,360
RevenueShares Large Cap Fund	20,300	392,805
iShares Russell 2000 Index Fund	6,400	390,912
iShares S&P MidCap 400 Index Fund	4,900	348,488
iShares Barclays Intermediate Credit Bond Fund	3,000	315,900
Energy Select Sector SPDR Fund	6,300	312,984
Rydex Russell Top 50 ETF[1]	3,300	247,995
SPDR Barclays Capital Intermediate Term Credit Bond ETF	6,000	196,320
Technology Select Sector SPDR Fund	9,500	193,800
PowerShares DB Oil Fund	6,300	150,003
Vanguard Mega Capital 300 Growth ETF	3,200	121,344
Vanguard Mega Capital 300 ETF	3,200	112,800
Vanguard Mega Capital 300 Value ETF	3,200	104,223

		MARKET
	SHARES	VALUE

iShares Barclays 1-3 Year Credit Bond Fund	1,000	$103,900
PIMCO Enhanced Short Maturity Strategy Fund	1,000	100,358
iShares Barclays 3-7 Year Treasury Bond Fund	800	92,264
Vanguard Long-Term Corporate Bond ETF	1,000	77,700
Vanguard Short-Term Corporate Bond ETF	1,000	76,610
iShares Barclays 7-10 Year Treasury Bond Fund	800	76,536
SPDR Barclays Capital Aggregate Bond ETF	1,000	56,610
iShares 10+ Year Credit Bond Fund	1,000	52,820
SPDR Barclays Capital Long Term Credit Bond ETF	1,000	36,990
SPDR Barclays Capital Short Term Corporate Bond ETF	1,000	30,020
iShares S&P 500 Growth Index Fund	100	5,294
iShares S&P 500 Value Index Fund	100	4,966

Total United States of America		50,004,101

INTERNATIONAL - 5.4%
Vanguard Emerging Markets ETF	57,200	2,173,028
Vanguard FTSE All-World ex-US ETF	19,100	733,058
iShares MSCI Emerging Markets Index Fund	17,500	653,100

Total International		3,559,186

GLOBAL - 3.4%
Vanguard Short-Term Bond ETF	22,600	1,830,600
Vanguard Total World Stock Index Fund ETF	4,700	182,454
Vanguard Intermediate-Term Bond ETF	2,000	167,400

Total Global		2,180,454

LATIN AMERICAN REGION - 1.1%
iShares S&P Latin America 40 Index Fund	17,500	724,850

ASIAN PACIFIC REGION - 1.0%
SPDR S&P Emerging Asia Pacific ETF	6,300	442,323
Vanguard Pacific ETF	4,700	223,532

Total Asian Pacific Region		665,855

CANADA - 0.2%
iShares MSCI Canada Index Fund	4,800	119,136

Total Exchange Traded Funds (Cost $56,931,109)		57,253,582

12	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
    CLERMONT FUND

		MARKET
	SHARES	VALUE

MUTUAL FUND(a) - 2.3%
First American Treasury Obligations Fund	1,478,386	$1,478,386

Total Mutual Fund (Cost $1,478,386)		1,478,386

	FACE
	AMOUNT
CORPORATE BONDS(b) - 8.2%
Alcoa, Inc. 5.87% due 02/23/22	$793,000	737,309
6.00% due 01/15/12	690,000	719,655
Mutual of Omaha Insurance Company 6.80% due 06/15/36[2,3]	725,000	715,396
Agilent Technologies, Inc. 6.50% due 11/01/17	577,000	637,270
Enogex LLC 6.25% due 03/15/20[2,3]	520,000	556,894
Westar Energy, Inc. 6.00% due 07/01/14	468,000	525,145
Chevron Phillips Chemical Company LLC 8.25% due 06/15/19[2,3]	416,000	524,526
Timken Company 6.00% due 09/15/14	300,000	328,497
Bunge Limited Finance Corp. 8.50% due 06/15/19	274,000	327,204
Sunoco, Inc. 4.88% due 10/15/14	237,000	242,348
Freeport-McMoRan Copper & Gold, Inc. 8.38% due 04/01/17	50,000	55,000

Total Corporate Bonds (Cost $4,685,327)		5,369,244

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS(a) - 0.9%
U.S. Treasury Notes
1.00% due 10/31/11	$100,000	$100,699
1.00% due 09/30/11	100,000	100,688
0.88% due 02/29/12	100,000	100,535
0.88% due 01/31/12	100,000	100,531
0.88% due 05/31/11	100,000	100,477
0.75% due 11/30/11	100,000	100,375

Total U.S. Treasury Obligations (Cost $601,510)		603,305

Total Investments - 99.4% (Cost $63,841,757)		$64,903,742

Cash & Other Assets, Less Liabilities - 0.6%		379,293

Total Net Assets - 100.0%		$65,283,035

*	Non-income producing security

[1]	Affiliated Funds

[2]	Security was acquired through a private placement.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,796,816 (cost $1,581,156), or 2.8% of total net assets.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

 CLERMONT FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$64,655,747
Investments in Affiliated Funds, at value	247,995

Total investments	64,903,742
Cash	3,167
Securities sold	1,678,395
Fund shares sold	74,177
Dividends	32,085
Interest	79,997

Total assets	66,771,563

LIABILITIES:
Securities purchased	1,346,938
Fund shares redeemed	1,368
Management fees	49,048
Custodian fees	1,798
Transfer agent/maintenance fees	13,625
Distribution and service fees	13,625
Portfolio accounting fees	5,450
Other	56,676

Total liabilities	1,488,528

NET ASSETS	$65,283,035

Net assets consist of:
Paid in capital	72,582,774
Undistributed net investment income	1,787,782
Accumulated net realized loss on sale of investments	(10,149,506)
Net unrealized appreciation in value of investments	1,061,985

Net assets	65,283,035

Capital shares outstanding	3,034,936

Net asset value per share	$21.51

Investments, at cost	$63,841,757
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

INVESTMENT INCOME:
Dividends	$856,373
Dividends from Affiliated Funds	2,772
Interest	179,360

Total investment income	1,038,505

EXPENSES:
Management fees	297,770
Transfer agent and administrative fees	82,714
Distribution and service fees	82,714
Portfolio accounting fees	33,085
Trustees’ fees*	4,186
Audit and outside fees	33,408
Miscellaneous	19,152

Total expenses	553,029

Net investment gain	485,476

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	496,911

Net realized gain	496,911

Net unrealized appreciation (depreciation)
during the period on:
Investments	(1,557,138)

Net unrealized depreciation	(1,557,138)

Net loss	(1,060,227)

Net decrease in net assets resulting from operations	$(574,751)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 CLERMONT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$485,476	$1,302,306
Net realized gain (loss) during the year or period on investments	496,911	(2,676,519)
Net unrealized appreciation (depreciation) on investments	(1,557,138)	12,544,393

Net increase (decrease) in net assets resulting from operations	(574,751)	11,170,180

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,340,021)

Total distributions to shareholders	—	(1,340,021)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	14,408,190	29,360,353
Distributions reinvested	—	1,340,021
Cost of shares redeemed	(15,353,575)	(20,986,699)

Net increase (decrease) from capital share transactions	(945,385)	9,713,675

Net increase (decrease) in net assets	(1,520,136)	19,543,834
NET ASSETS:
Beginning of period	66,803,171	47,259,337

End of period	$65,283,035	$66,803,171

Undistributed net investment income (gain) at end of period	$1,787,782	$1,302,306

CAPITAL SHARE ACTIVITY:
Shares sold	655,894	1,477,619
Shares reinvested	—	61,981
Shares redeemed	(695,866)	(1,077,072)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

 CLERMONT FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$21.73		$18.09	$26.79	$29.90	$29.41	$28.57

Income (loss) from investment operations:
Net investment income[b]	.16		.47	.51	.53	.46	.33
Net gain (loss) on securities (realized and unrealized)	(.38)		3.61	(8.60)	1.40	1.98	.78

Total from investment operations	(.22)		4.08	(8.09)	1.93	2.44	1.11

Less distributions:
Distributions from net investment income[e]	—		(.44)	(.25)	(.61)	(.64)	(.17)
Distributions from net realized gains[e]	—		—	(.36)	(4.43)	(1.31)	(.10)

Total distributions	—		(.44)	(.61)	(5.04)	(1.95)	(.27)

Net asset value, end of period	$21.51		$21.73	$18.09	$26.79	$29.90	$29.41

Total Return[c]	(1.01%	)	22.58%	(30.07% )	6.23%	8.34%	3.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$65,283		$66,803	$47,259	$62,264	$99,809	$108,667

Ratios to average net assets:
Net investment income	1.47%		2.41%	2.19%	1.73%	1.51%	1.15%
Total expenses[d]	1.67%		1.70%	1.66%	1.64%	1.63%	1.64%

Portfolio turnover rate	38%		128%	149%	163%	197%	129%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Funds invest.

[e]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
16	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)
June 30, 2010
SELECT ALLOCATION FUND
OBJECTIVE: Seeks to provide growth of capital and total return.
Inception: November 10, 2006
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
ETF – Exchange Traded Fund.

Ten Largest Holdings (% of Total Net Assets)

SPDR S&P 500 ETF Trust	5.6%
iShares iBoxx $ High Yield Corporate Bond Fund	5.5%
SPDR Barclays Capital High Yield Bond ETF	4.8%
iShares S&P 500 Index Fund	4.6%
iShares S&P Latin America 40 Index Fund	4.6%
Vanguard Emerging Markets ETF	4.1%
iShares MSCI Emerging Markets Index Fund	4.1%
Alcoa, Inc.	3.8%
iShares Barclays Credit Bond Fund	3.4%
Vanguard Total Stock Market ETF	3.0%

Top Ten Total	43.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
  SELECT ALLOCATION FUND

		MARKET
	SHARES	VALUE

COMMON STOCK(a) - 0.8%

FINANCIALS - 0.8%
Berkshire Hathaway, Inc. — Class B*	4,100	$326,729

Total Common Stock (Cost $238,431)		326,729

EXCHANGE TRADED FUNDS(a) - 87.3%

UNITED STATES OF AMERICA - 60.0%
SPDR S&P 500 ETF Trust	21,000	2,167,620
iShares iBoxx $ High Yield Corporate Bond Fund	24,900	2,114,010
SPDR Barclays Capital High Yield Bond ETF	48,800	1,846,104
iShares S&P 500 Index Fund	17,100	1,769,166
iShares Barclays Credit Bond Fund	12,600	1,314,684
Vanguard Total Stock Market ETF	22,200	1,166,832
Vanguard Large-Cap ETF	22,600	1,059,714
iShares iBoxx Investment Grade Corporate Bond Fund	9,000	976,140
Vanguard Mid-Cap ETF	16,600	974,088
iShares Russell 1000 Growth Index Fund	15,500	710,520
Vanguard Extended Market ETF	16,600	702,885
Vanguard Growth ETF	14,000	680,960
Powershares QQQ	15,500	662,005
iShares Russell 2000 Index Fund	10,200	623,016
Midcap SPDR Trust Series 1	4,600	594,136
Vanguard Small-Cap ETF	10,200	577,320
SPDR Dow Jones Industrial Average ETF Trust	5,700	557,061
SPDR S&P Biotech ETF	10,000	517,700
Vanguard Value ETF	8,700	388,368
iShares Russell Midcap Index Fund	4,600	369,978
RevenueShares Large Cap Fund	17,900	346,365
iShares S&P MidCap 400 Index Fund	4,600	327,152
Technology Select Sector SPDR Fund	15,500	316,200
Consumer Staples Select Sector SPDR Fund	11,200	285,600
Market Vectors - Coal ETF	9,000	268,290
PowerShares DB Gold Fund	5,400	239,274
PowerShares DB Precious Metals Fund	5,400	228,150
Materials Select Sector SPDR Fund	8,000	226,880
PowerShares DB Base Metals Fund	12,200	219,600
Energy Select Sector SPDR Fund	4,400	218,592
SPDR KBW Capital Markets ETF	4,500	139,815

		MARKET
	SHARES	VALUE

Industrial Select Sector SPDR Fund	4,500	$123,525
iShares Barclays Intermediate Credit Bond Fund	1,100	115,830
Vanguard Total Bond Market ETF	1,100	89,518
Vanguard Intermediate-Term Corporate Bond ETF	1,100	85,866
PowerShares DB Silver Fund	2,200	72,600
iShares Dow Jones US Broker Dealers Index Fund	2,200	52,910
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,100	35,992

Total United States of America		23,164,466

INTERNATIONAL - 9.8%
Vanguard Emerging Markets ETF	42,000	1,595,580
iShares MSCI Emerging Markets Index Fund	42,600	1,589,832
SPDR S&P BRIC 40 ETF	21,300	481,167
SPDR S&P Emerging Small Capital ETF	2,300	104,535

Total International		3,771,114

LATIN AMERICAN REGION - 4.6%
iShares S&P Latin America 40 Index Fund	42,600	1,764,492

CHINA - 3.7%
SPDR S&P China ETF	11,300	754,388
iShares FTSE/Xinhua China 25 Index Fund	11,300	442,169
iShares S&P Asia 50 Index Fund	5,600	205,632

Total China		1,402,189

GLOBAL - 2.7%
iShares S&P Global Materials Sector Index Fund	5,700	298,566
Market Vectors - Gold Miners ETF	4,500	233,820
iShares S&P Global Energy Sector Index Fund	7,800	228,150
iShares S&P Global Industrials Sector Index Fund	4,500	188,685
Vanguard Short-Term Bond ETF	1,100	89,100

Total Global		1,038,321

ASIAN PACIFIC REGION - 2.0%
SPDR S&P Emerging Asia Pacific ETF	7,700	540,617
Vanguard Pacific ETF	4,500	214,020

Total Asian Pacific Region		754,637

ASIAN PACIFIC REGION EX JAPAN - 1.9%
iShares MSCI Pacific ex-Japan Index Fund	20,000	714,800

18	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
  SELECT ALLOCATION FUND

		MARKET
	SHARES	VALUE

CANADA - 1.5%
iShares MSCI Canada Index Fund	22,800	$565,896

BRAZIL - 0.9%
iShares MSCI Brazil Index Fund	5,600	346,976

AUSTRALIA - 0.2%
iShares MSCI Australia Index Fund	3,300	62,634

Total Exchange Traded Funds
(Cost $35,616,098)		33,585,525

MUTUAL FUND - 0.9%
First American Treasury Obligations Fund	346,804	346,804

Total Mutual Fund (Cost $346,804)		346,804

	FACE
	AMOUNT
CORPORATE BONDS(b) - 11.2%
Alcoa, Inc.
6.00% due 01/15/12	$616,000	642,475
5.87% due 02/23/22	626,000	582,037
6.75% due 07/15/18	257,000	259,365
Nordstrom, Inc.
7.00% due 01/15/38	593,000	677,679
Mutual of Omaha Insurance Co.
6.80% due 06/15/36[1,2]	460,000	453,907
Chevron Phillips Chemical Company LLC 8.25% due 06/15/19[1,2]	352,000	443,829
Agilent Technologies, Inc. 6.50% due 11/01/17	368,000	406,439
Corning, Inc. 7.25% due 08/15/36	270,000	302,252
Bunge Limited Finance Corp. 8.50% due 06/15/19	235,000	280,631
Sunoco, Inc. 4.88% due 10/15/14	216,000	220,874
Freeport-McMoRan Copper & Gold, Inc. 8.38% due 04/01/17	45,000	49,500

Total Corporate Bonds (Cost $3,525,347)		4,318,988

	FACE	MARKET
	AMOUNT	VALUE

U.S. TREASURY OBLIGATIONS(a) - 0.4%
U.S. Treasury Notes
1.00% due 10/31/11	$50,000	$50,350
0.88% due 02/29/12	50,000	50,267
0.75% due 11/30/11	50,000	50,188

Total U.S. Treasury Obligations (Cost $150,224)		150,805

Total Investments - 100.6% (Cost $39,876,904)		$38,728,851

Liabilities, Less Cash & Other Assets - (0.6)%		(236,844)

Total Net Assets - 100.0%		$38,492,007

*	Non-income producing security

[1]	Security was acquired through a private placement.

[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $897,736 (cost $762,665), or 2.3% of total net assets.

(a)	Value determined based on Level 1 inputs — See Note 5.

(b)	Value determined based on Level 2 inputs — See Note 5.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

 SELECT ALLOCATION FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

ASSETS:
Investments, at value	$38,728,851

Total investments	38,728,851
Cash	9,987
Securities sold	543,632
Fund shares sold	51,632
Dividends	15,615
Interest	75,441

Total assets	39,425,158

LIABILITIES:
Securities purchased	588,354
Fund shares redeemed	248,676
Management fees	29,691
Custodian fees	1,089
Transfer agent/maintenance fees	8,247
Distribution and service fees	8,247
Portfolio accounting fees	3,299
Other	45,548

Total liabilities	933,151

NET ASSETS	$38,492,007

NET ASSETS CONSIST OF:
Paid in capital	57,290,915
Undistributed net investment income	998,927
Accumulated net realized loss on sale of investments	(18,649,782)
Net unrealized depreciation in value of investments	(1,148,053)

Net assets	38,492,007

Capital shares outstanding	1,888,741

Net asset value per share	$20.38

Investments, at cost	$39,876,904
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

INVESTMENT INCOME:
Dividends	$378,593
Interest	151,500

Total investment income	530,093

EXPENSES:
Management fees	186,602
Transfer agent and administrative fees	51,834
Distribution and service fees:	51,834
Portfolio accounting fees	20,733
Trustees’ fees*	2,674
Audit and outside fees	21,638
Miscellaneous	11,115

Total expenses	346,430

Net investment gain	183,663

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	543,203

Net realized gain	543,203

Net unrealized appreciation (depreciation)
during the period on:
Investments	(2,668,750)

Net unrealized depreciation	(2,668,750)

Net loss	(2,125,547)

Net decrease in net assets resulting from operations	$(1,941,884)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 SELECT ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$183,663	$716,733
Net realized gain (loss) during the year or period on investments	543,203	(7,403,723)
Net unrealized appreciation (depreciation) on investments	(2,668,750)	19,431,125

Net increase (decrease) in net assets resulting from operations	(1,941,884)	12,744,135

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(961,298)

Total distributions to shareholders	—	(961,298)

Capital share transactions:
Proceeds from sale of shares	4,730,204	7,839,991
Distributions reinvested	—	961,298
Cost of shares redeemed	(7,838,491)	(20,458,393)

Net decrease from capital share transactions	(3,108,287)	(11,657,104)

Net increase (decrease) in net assets	(5,050,171)	125,733
NET ASSETS:
Beginning of period	43,542,178	43,416,445

End of period	$38,492,007	$43,542,178

Undistributed net investment income (gain) at end of period	$998,927	$815,264

CAPITAL SHARE ACTIVITY:
Shares sold	218,723	443,218
Shares reinvested	—	45,131
Shares redeemed	(365,226)	(1,147,350)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

 SELECT ALLOCATION FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	[b]

Per Share Data
Net asset value, beginning of period	$21.39		$16.11	$28.98	$25.55	$25.00

Income (loss) from investment operations:
Net investment income[c]	.09		.31	.32	.34	.40
Net gain (loss) on securities (realized and unrealized)	(1.10)		5.45	(12.56)	3.48	.34

Total from investment operations	(1.01)		5.76	(12.24)	3.82	.74

Less distributions:
Distributions from net investment income[g]	—		(.48)	(.31)	—	(.19)
Distributions from net realized gains[g]	—		—	(.32)	(.39)	—

Total distributions	—		(.48)	(.63)	(.39)	(.19)

Net asset value, end of period	$20.38		$21.39	$16.11	$28.98	$25.55

Total Return[d]	(4.72%	)	35.79%	(42.14% )	14.91%	2.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,492		$43,542	$43,391	$84,921	$19,989

Ratios to average net assets:
Net investment income	0.89%		1.70%	1.32%	1.22%	10.65%	[f]
Total expenses[e]	1.67%		1.71%	1.66%	1.62%	1.63%	[f]

Portfolio turnover rate	38%		131%	120%	171%	13%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations November 10, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Does not include expenses of the underlying funds in which the Funds invest.

[f]	Ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
22	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares (no par value). The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2010, the Trust consisted of fifty-eight separate funds. This report covers the CLS AdvisorOne Funds (the “Funds”), while the other funds are contained in separate reports.
Each Fund invests primarily in Exchange Traded Funds (“ETFs”), (“underlying funds”), acting similar to a “fund of funds”. The Funds seek to achieve their investment objectives by investing in underlying funds, in conjunction with a sparse amount of additional securities.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
CLS Investments, LLC serves as investment sub-advisor to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust.
A. Open-ended investment companies (“Mutual Funds”) are valued at their Net Asset Value (the “NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. ETFs and closed-end investment companies (“closed-end funds”) are valued at the last quoted sales price.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. Short-term debt securities, if any, are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of
Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in funds are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
E. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of their investment strategies, the Funds, as well as the underlying funds they invest in, may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

1

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, structured notes, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of each Fund.
Rydex Investments pays the Sub-Advisor out of the advisory fees it receives. In addition, Rydex Investments bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with Rydex Investments. Rydex Investments may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests. Rydex Investments provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.
Rydex Investments also provides accounting services to the Funds calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds.

24	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

2

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rydex Investments engages external service providers to perform other necessary services for the Trust, such as auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.
The Trust has adopted a Distribution Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation.
The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Board approved the use of a Distribution Plan for which the Distributor and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2010, this plan was not utilized.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code (“IRC”) applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2006 – 2009), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

				Net Unrealized
Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Gain (Loss)
Amerigo Fund	173,917,433	5,499,749	(13,605,309)	(8,105,560)
Clermont Fund	64,210,214	3,044,329	(2,350,801)	693,528
Select Allocation Fund	40,073,692	2,034,672	(3,379,513)	(1,344,841)
5.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

3

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Assets
Amerigo Fund	$165,811,873	$—	$—	$165,811,873
Clermont Fund	59,534,498	5,369,244	—	64,903,742
Select Allocation Fund	34,409,863	4,318,988	—	38,728,851
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
6.    Securities Transactions
During the period ended June 30, 2010, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	Amerigo	Clermont	Select Allocation
	Fund	Fund	Fund
Purchases	$80,346,204	$25,818,320	$16,004,788
Sales	$115,562,238	$26,679,911	$18,702,051
7.    Name Change
Effective May 3, 2010, the Berolina Fund changed its Fund name to the Select Allocation Fund. The name change did not have any impact on the Fund’s investment objectives or CUSIPS.
8.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
9.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
26	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

4

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Variable Trust and Rydex Advisors II, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Amerigo Fund	5,781,921	254,434	534,371
Clermont Fund	2,680,900	103,162	170,558
Select Allocation Fund	1,622,142	101,440	136,875
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds also voted on whether to approve a new investment sub-advisory agreement between Rydex Advisors II, LLC. and CLS Investments, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Amerigo Fund	5,526,396	434,730	609,600
Clermont Fund	2,598,633	166,135	189,852
Select Allocation Fund	1,563,600	147,285	149,573
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
Amerigo Fund	5,791,834	81,477	697,415
Clermont Fund	2,634,478	64,279	255,863
Select Allocation Fund	1,613,593	47,467	199,398
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

5

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

28	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

1

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partner, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	29

2

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present) Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
30	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

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JUNE 30, 2010
RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
ALTERNATIVES FUNDS
U.S. LONG SHORT MOMENTUM FUND
(Formerly, All-Cap Opportunity Fund)

INTERNATIONAL LONG SHORT SELECT FUND
(Formerly, International Opportunity Fund)

ALTERNATIVE STRATEGIES ALLOCATION FUND

MANAGED FUTURES STRATEGY FUND

MULTI-HEDGE STRATEGIES FUND

COMMODITIES STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

U.S. LONG SHORT MOMENTUM FUND	6

INTERNATIONAL LONG SHORT SELECT FUND	13

ALTERNATIVE STRATEGIES ALLOCATION FUND	19

MANAGED FUTURES STRATEGY FUND	24

MULTI-HEDGE STRATEGIES FUND	30

COMMODITIES STRATEGY FUND	45

NOTES TO FINANCIAL STATEMENTS	50

OTHER INFORMATION	59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	60
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
2	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,
Michael Byrum
President & Chief Investment Officer
*Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
June 30, 2010
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)
June 30, 2010

					Beginning	Ending	Expenses
	Expense		Fund		Account Value	Account Value	Paid During
	Ratio	[1,4]	Return		December 31, 2009	June 30, 2010	Period	[2]
Table 1. Based on actual Fund return[3]
U.S. Long Short Momentum Fund	1.69%		(8.43%	)	$1,000.00	$915.70	$8.03
International Long Short Select Fund	1.75%		(17.67%	)	1,000.00	823.30	7.91
Alternative Strategies Allocation Fund	0.00%		(5.18%	)	1,000.00	948.20	—
Managed Futures Strategy Fund	2.06%		(5.35%	)	1,000.00	946.50	9.94
Multi-Hedge Strategies Fund	2.32%		(1.55%	)	1,000.00	984.50	11.42
Commodities Strategy Fund	1.53%		(12.16%	)	1,000.00	878.40	7.13

Table 2. Based on hypothetical 5% return (before expenses)
U.S. Long Short Momentum Fund	1.69%		5.00%		1,000.00	1,016.41	8.45
International Long Short Select Fund	1.75%		5.00%		1,000.00	1,016.12	8.75
Alternative Strategies Allocation Fund	0.00%		5.00%		1,000.00	1,024.79	—
Managed Futures Strategy Fund	2.06%		5.00%		1,000.00	1,014.58	10.29
Multi-Hedge Strategies Fund	2.32%		5.00%		1,000.00	1,013.29	11.58
Commodities Strategy Fund	1.53%		5.00%		1,000.00	1,017.21	7.65

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.

[4]	This ratio represents annualized Total Expenses which includes dividend expense from securities sold short. Excluding short dividend expense, the operating expense ratio would be ..02% lower in U.S. Long Short Momentum Fund, .09% lower in the International Long Short Select Fund and 1.16% lower in the Multi-Hedge Strategies Fund.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

FUND PROFILE (Unaudited)
June 30, 2010

U.S. LONG SHORT MOMENTUM FUND
(Formerly, All-Cap Opportunity Fund)
OBJECTIVE: Seeks long-term capital appreciation.
Inception: May 1, 2002
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Long Holdings (% of Total Net Assets)

American Express Co.	2.5%
Amazon.com, Inc.	2.4%
Apple, Inc.	2.1%
Brookfield Asset Management, Inc. — Class A	2.1%
Mattel, Inc.	1.9%
Hasbro, Inc.	1.8%
NIKE, Inc. — Class B	1.6%
Brookfield Properties Corp.	1.6%
Capital One Financial Corp.	1.6%
Union Pacific Corp.	1.5%

Top Ten Total	19.1%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 U.S. LONG SHORT MOMENTUM FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 89.9%

CONSUMER DISCRETIONARY - 25.9%
Amazon.com, Inc.*§	11,953	$1,305,985
Mattel, Inc.§	49,427	1,045,875
Hasbro, Inc.§	24,152	992,647
NIKE, Inc.§ — Class B	12,800	864,640
Coach, Inc.§	15,600	570,180
Polaris Industries, Inc.§	10,373	566,573
Netflix, Inc.*§	4,844	526,301
Priceline.com, Inc.*§	2,922	515,850
VF Corp.§	6,500	462,670
Liberty Media Corp.- Interactive*§	41,319	433,850
Expedia, Inc.§	22,930	430,625
Brunswick Corp.§	33,953	422,036
Pool Corp.§	18,699	409,882
Eastman Kodak Co.*§	84,090	364,951
Polo Ralph Lauren Corp.§ — Class A	4,500	328,320
Jakks Pacific, Inc.*§	18,292	263,039
Fossil, Inc.*§	7,300	253,310
Hanesbrands, Inc.*§	10,200	245,412
Phillips-Van Heusen Corp.§	5,300	245,231
Deckers Outdoor Corp.*§	1,700	242,879
RC2 Corp.*§	14,661	236,189
Lululemon Athletica, Inc.*§	6,200	230,764
HSN, Inc.*§	9,189	220,536
Sturm Ruger & Company, Inc.§	15,328	219,650
Callaway Golf Co.§	34,773	210,029
Columbia Sportswear Co.§	4,437	207,075
Carter’s, Inc.*§	7,700	202,125
NutriSystem, Inc.§	8,694	199,440
Warnaco Group, Inc.*§	5,500	198,770
Skechers U.S.A., Inc. §— Class A*	5,300	193,556
Jones Apparel Group, Inc.§	11,900	188,615
Smith & Wesson Holding Corp.*§	45,800	187,322
Wolverine World Wide, Inc.§	7,251	182,870
Shutterfly, Inc.*§	7,301	174,932
Blue Nile, Inc.*§	3,575	168,311
Overstock.com, Inc.*§	7,402	133,754
PetMed Express, Inc.§	6,855	122,019
Vitacost.com, Inc.*§	11,923	107,188
Exide Technologies*	20,500	106,600

Total Consumer Discretionary		13,980,001

FINANCIALS - 25.0%
American Express Co.	33,636	1,335,349
Brookfield Asset Management, Inc.§ — Class A	50,400	1,140,048
Brookfield Properties Corp.§	60,823	853,955
Capital One Financial Corp.	21,092	850,008
CB Richard Ellis Group, Inc.§ — Class A*	47,185	642,188
Jones Lang LaSalle, Inc.§	8,200	538,248
Discover Financial Services	38,137	533,155
Simon Property Group, Inc.	5,950	480,463

		MARKET
	SHARES	VALUE

St. Joe Co.*§	18,900	$437,724
SLM Corp.*	41,175	427,808
Public Storage	4,440	390,320
Forest City Enterprises, Inc.§ — Class A*	33,700	381,484
Vornado Realty Trust	4,980	363,291
Equity Residential	8,170	340,199
Annaly Capital Management, Inc.	18,520	317,618
HCP, Inc.	9,680	312,180
Boston Properties, Inc.	4,310	307,475
AmeriCredit Corp.*	16,600	302,452
Host Hotels & Resorts, Inc.	21,350	287,798
Ventas, Inc.	5,850	274,657
AvalonBay Communities, Inc.	2,920	272,640
Forestar Group, Inc.*§	14,456	259,630
Plum Creek Timber Company, Inc.	6,870	237,221
Health Care REIT, Inc.	5,480	230,818
Kimco Realty Corp.	17,000	228,480
Digital Realty Trust, Inc.	3,770	217,454
Macerich Co.	5,700	212,724
Cash America International, Inc.	5,745	196,881
Ezcorp, Inc. — Class A*	10,200	189,210
Nelnet, Inc. — Class A	9,100	175,448
World Acceptance Corp.*	4,344	166,419
First Cash Financial Services, Inc.*	7,200	156,960
Cardtronics, Inc.*	11,800	152,928
Dollar Financial Corp.*	6,400	126,656
Advance America Cash Advance Centers, Inc.	19,700	81,361
China Housing & Land Development, Inc.*§	30,129	69,899

Total Financials		13,491,149

INDUSTRIALS - 24.8%
Union Pacific Corp.	11,300	785,463
Canadian National Railway Co.	12,200	700,036
Fastenal Co.	13,700	687,603
Delta Air Lines, Inc.*	57,640	677,270
WW Grainger, Inc.	6,800	676,260
Southwest Airlines Co.	59,640	662,600
Norfolk Southern Corp.	10,800	572,940
CSX Corp.	11,500	570,745
UAL Corp.*	20,120	413,667
Continental Airlines, Inc. — Class B*	17,920	394,240
MSC Industrial Direct Co. — Class A	7,600	385,016
Watsco, Inc.	5,800	335,936
AMR Corp.*	47,650	323,067
WESCO International, Inc.*	8,700	292,929
JetBlue Airways Corp.*	51,250	281,363
Alaska Air Group, Inc.*	6,240	280,488
Textainer Group Holdings Ltd.	11,500	277,610
Copa Holdings S.A. — Class A	6,080	268,858
J.B. Hunt Transport Services, Inc.	8,200	267,894
GATX Corp.	10,000	266,800

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 U.S. LONG SHORT MOMENTUM FUND

		MARKET
	SHARES	VALUE

US Airways Group, Inc.*	29,900	$257,439
Applied Industrial Technologies, Inc.	10,000	253,200
Kansas City Southern*	6,900	250,815
Hertz Global Holdings, Inc.*	24,800	234,608
Beacon Roofing Supply, Inc.*	12,100	218,042
Allegiant Travel Co. — Class A	5,070	216,438
TAL International Group, Inc.	9,200	206,724
Skywest, Inc.	15,570	190,265
Ryder System, Inc.	4,700	189,081
AirTran Holdings, Inc.*	38,640	187,404
Kaman Corp.	8,300	183,596
Landstar System, Inc.	4,600	179,354
Interline Brands, Inc.*	10,300	178,087
RSC Holdings, Inc.*	28,800	177,696
Aircastle Ltd.	22,200	174,270
Knight Transportation, Inc.	8,600	174,064
Werner Enterprises, Inc.	7,800	170,742
Genesee & Wyoming, Inc. — Class A*	4,400	164,164
United Rentals, Inc.*	17,400	162,168
Old Dominion Freight Line, Inc.*	4,300	151,102
Con-way, Inc.	5,000	150,100
Heartland Express, Inc.	10,200	148,104
Avis Budget Group, Inc.*	5,900	57,938

Total Industrials		13,396,186

INFORMATION TECHNOLOGY - 8.1%
Apple, Inc.*	4,550	1,144,462
Hewlett-Packard Co.	17,540	759,131
EMC Corp.*	25,940	474,702
Dell, Inc.*	29,430	354,926
NetApp, Inc.*	7,370	274,975
SanDisk Corp.*	5,410	227,599
Western Digital Corp.*	6,520	196,643
Seagate Technology*	14,540	189,602
Teradata Corp.*	5,580	170,078
Lexmark International, Inc. — Class A*	3,570	117,917
NCR Corp.*	8,760	106,171
QLogic Corp.*	6,200	103,044
Diebold, Inc.	3,740	101,915
Synaptics, Inc.*	2,670	73,425
Isilon Systems, Inc.*	5,160	66,254
Netezza Corp.*	2,690	36,799

Total Information Technology		4,397,643

UTILITIES - 6.1%
Dominion Resources, Inc.	6,420	248,711
Public Service Enterprise Group, Inc.	6,590	206,465
PG&E Corp.	4,910	201,801
Consolidated Edison, Inc.	4,180	180,158
Sempra Energy	3,760	175,930

		MARKET
	SHARES	VALUE

Xcel Energy, Inc.	7,730	$159,315
DTE Energy Co.	3,160	144,128
Questar Corp.	2,960	134,650
Wisconsin Energy Corp.	2,470	125,328
Ameren Corp.	5,200	123,604
CenterPoint Energy, Inc.	9,180	120,809
SCANA Corp.	3,060	109,426
Equities Corp.	3,020	109,143
NiSource, Inc.	7,210	104,545
Oneok, Inc.	2,360	102,070
NSTAR	2,870	100,450
OGE Energy Corp.	2,690	98,346
Alliant Energy Corp.	3,080	97,759
National Fuel Gas Co.	1,970	90,383
Energen Corp.	1,890	83,784
UGI Corp.	3,140	79,882
AGL Resources, Inc.	2,230	79,879
Atmos Energy Corp.	2,820	76,253
Piedmont Natural Gas Company, Inc.	2,610	66,033
Nicor, Inc.	1,610	65,205
WGL Holdings, Inc.	1,870	63,636
New Jersey Resources Corp.	1,660	58,432
Southwest Gas Corp.	1,880	55,460
South Jersey Industries, Inc.	1,260	54,129

Total Utilities		3,315,714

Total Common Stocks (Cost $52,355,849)		48,580,693

	FACE
	AMOUNT
REPURCHASE AGREEMENT(b)† - 8.2%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$4,416,648	4,416,648

Total Repurchase Agreement (Cost $4,416,648)		4,416,648

Total Long Securities – 98.1% (Cost $56,772,497)		$52,997,341

	SHARES
COMMON STOCKS SOLD SHORT(a) - (8.5)%

INFORMATION TECHNOLOGY - (1.9)%
Oclaro, Inc.*	2,476	(27,459)
JDS Uniphase Corp.*	2,904	(28,575)
CommScope, Inc.*	1,225	(29,118)
Brocade Communications Systems, Inc.*	5,734	(29,587)
Tellabs, Inc.	4,775	(30,512)
Polycom, Inc.*	1,037	(30,892)
Harris Corp.	1,086	(45,232)
F5 Networks, Inc.*	660	(45,256)

8	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 U.S. LONG SHORT MOMENTUM FUND

		MARKET
	SHARES	VALUE

Juniper Networks, Inc.*	2,934	$(66,954)
Motorola, Inc.*	11,478	(74,837)
Research In Motion Ltd.*	2,068	(101,870)
Nokia Oyj ADR	13,069	(106,512)
Telefonaktiebolaget LM Ericsson SP ADR	9,963	(109,792)
QUALCOMM, Inc.	4,361	(143,215)
Cisco Systems, Inc.*	10,114	(215,529)

		(1,085,340)

FINANCIALS - (2.0)%
Legg Mason, Inc.	1,255	(35,178)
Invesco Ltd.	2,657	(44,717)
TD Ameritrade Holding Corp.*	3,226	(49,358)
BlackRock, Inc.	350	(50,190)
Ameriprise Financial, Inc.	1,394	(50,365)
Northern Trust Corp.	1,185	(55,340)
T. Rowe Price Group, Inc.	1,263	(56,065)
State Street Corp.	2,016	(68,181)
Charles Schwab Corp.	4,836	(68,574)
Franklin Resources, Inc.	851	(73,348)
Bank of New York Mellon Corp.	3,666	(90,514)
Morgan Stanley	4,020	(93,304)
Credit Suisse Group AG ADR	2,913	(109,034)
UBS AG	8,508	(112,476)
Goldman Sachs Group, Inc.	1,041	(136,652)

		(1,093,296)

		MARKET
	SHARES	VALUE

ENERGY - (4.6)%
Helmerich & Payne, Inc.	2,360	$(86,187)
Pride International, Inc.*	4,050	(90,477)
Nabors Industries Ltd.*	5,490	(96,734)
FMC Technologies, Inc.*	2,230	(117,432)
Cameron International Corp.*	3,910	(127,153)
Noble Corp.	4,460	(137,859)
Diamond Offshore Drilling, Inc.	2,250	(139,928)
Smith International, Inc.	3,740	(140,811)
Weatherford International Ltd.*	10,730	(140,992)
National Oilwell Varco, Inc.	5,020	(166,011)
Transocean Ltd.*	3,640	(168,641)
Tenaris S.A. ADR	5,760	(199,354)
Baker Hughes, Inc.	4,870	(202,446)
Halliburton Co.	9,000	(220,950)
Schlumberger Ltd.	6,700	(370,778)

		(2,405,753)

Total Common Stocks Sold Short (proceeds $4,617,719)		$(4,584,389)

Cash & Other Assets, Less Liabilities – 10.4%		5,633,269

Net Assets – 100.0%		$54,046,221

*	Non-income producing security

†	Repurchase Agreement — See Note 7.

§	All or a portion of this security is pledged as short collateral at June 30, 2010.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

 U.S. LONG SHORT MOMENTUM FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$48,580,693
Repurchase agreement, at value	4,416,648

Total investments	52,997,341
Segregated cash with broker	2,407,885
Cash	9,852
Securities sold	6,662,031
Fund shares sold	75,718
Dividends	53,992

Total assets	62,206,819

Liabilities:
Securities sold short, at value	4,584,389
Securities purchased	2,291,775
Fund shares redeemed	1,135,521
Management fees	43,417
Custodian fees	1,592
Transfer agent/maintenance fees	12,060
Distribution and service fees	12,060
Portfolio accounting fees	4,824
Interest	2,913
Other	72,047

Total liabilities	8,160,598

Net assets	$54,046,221

Net assets consist of:
Paid in capital	80,965,667
Accumulated net investment loss	(255,060)
Accumulated net realized loss on sale of investments	(22,922,560)
Net unrealized depreciation in value of investments	(3,741,826)

Net assets	54,046,221

Capital shares outstanding	5,127,692
Net asset value per share	$10.54

Investments, at cost	$52,355,849
Repurchase agreement, at cost	4,416,648

Total cost	$56,772,497
Securities sold short, proceeds	4,617,719
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $3,798)	$278,942
Interest	1,058

Total investment income	280,000

Expenses:
Management fees	285,786
Transfer agent and administrative fees	79,385
Distribution and Service Fees	79,385
Portfolio accounting fees	31,753
Trustees’ fees*	4,181
Short sales dividend expense	3,370
Prime broker interest expense	228
Audit and outside service fees	34,054
Miscellaneous	16,918

Total expenses	535,060

Net investment loss	(255,060)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	10,131,785

Net realized gain	10,131,785

Net unrealized appreciation (depreciation) during the period on:
Investments	(15,386,637)

Net unrealized depreciation	(15,386,637)

Net loss	(5,254,852)

Net decrease in net assets resulting from operations	$(5,509,912)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

 U.S. LONG SHORT MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(255,060)	$(226,802)
Net realized gain during the year or period on investments	10,131,785	5,045,307
Net unrealized appreciation (depreciation) during the year or period on investments	(15,386,637)	11,120,488

Net increase (decrease) in net assets resulting from operations	(5,509,912)	15,938,993

Distributions to shareholders from:
Net investment income	—	(58,031)

Total distributions to shareholders	—	(58,031)

Capital Share transactions:
Proceeds from sale of shares	20,173,450	30,590,836
Distributions reinvested	—	58,031
Cost of shares redeemed	(28,964,061)	(50,621,864)

Net decrease from capital share transactions	(8,790,611)	(19,972,997)

Net decrease in net assets	(14,300,523)	(4,092,035)
Net assets:
Beginning of year or period	68,346,744	72,438,779

End of year or period	$54,046,221	$68,346,744

Accumulated net investment loss at end of year or period	$(255,060)	$—

Capital share activity:
Shares sold	1,711,108	3,256,064
Shares reinvested	—	5,158
Shares redeemed	(2,523,706)	(5,325,054)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

2

 U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$11.51		$ 9.05	$15.33	$13.47	$12.68	$11.16

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)		(.03)	.01	(.02)	(.02)	(.02)
Net gain (loss) on securities (realized and unrealized)	(.92)		2.50	(6.25)	3.10	1.48	1.54

Total from investment operations	(.97)		2.47	(6.24)	3.08	1.46	1.52

Less distributions:
Dividends from net investment income	—		(.01)	—	—	—	—
Distributions from realized gains	—		—	(.04)	(1.22)	(.67)	—

Total distributions	—		(.01)	(.04)	(1.22)	(.67)	—

Net asset value, end of period	$10.54		$11.51	$9.05	$15.33	$13.47	$12.68

Total Return[c]	(8.43%	)	27.29%	(40.73% )	22.75%	11.47%	13.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,046		$68,347	$72,439	$130,166	$87,673	$61,834

Ratios to average net assets:
Net investment income (loss)	(0.80%	)	(0.33% )	0.05%	(0.15% )	(0.16% )	(0.20%	)
Total expenses	1.69%		1.71%	1.67%	1.61%	1.64%	1.70%
Operating expenses[d]	1.67%		1.71%	1.67%	1.61%	1.64%	1.70%

Portfolio turnover rate	175%		379%	463%	277%	353%	281%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Operating Expenses exclude interest and dividend expense from securities sold short.
12	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

INTERNATIONAL LONG SHORT SELECT FUND
(Formerly, International Opportunity Fund)
OBJECTIVE: Seeks long term capital appreciation.
Inception: March 27, 2008
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Long Holdings (% of Total Net Assets)

Hitachi, Ltd.	6.0%
Fresenius Medical Care AG & Company KGaA	5.9%
Deutsche Telecom AG	5.4%
Banco Santader SA	5.2%
Randstand Holding	4.3%
Apple, Inc.	4.0%
ACE Ltd.	4.0%
Standard Chartered plc	4.0%
Shire plc	3.8%
CNOOC Ltd.	3.7%

Top Ten Total	46.30%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

4

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INTERNATIONAL LONG SHORT SELECT FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 99.7%

FINANCIALS - 28.5%
Banco Santander S.A.(b),[1]	24,714	$259,191
Randstad Holding N.V.(b),[1]§	5,414	212,773
ACE Ltd.§	3,900	200,772
Standard Chartered plc(b)§	8,159	198,721
Julius Baer Group Ltd.(b),[1]	5,581	159,136
Toronto-Dominion Bank§	2,300	149,041
DBS Group Holdings Ltd.(b),[1]	13,134	127,464
Sony Financial Holdings, Inc.(b),[1]§	35	116,778

Total Financials		1,423,876

INFORMATION TECHNOLOGY - 18.2%
Hitachi Ltd.(b),[1]	83,000	301,550
Apple, Inc.*§	800	201,224
Xerox Corp.§	22,900	184,116
Microsoft Corp.§	5,100	117,351
Yahoo!, Inc.*§	7,500	103,725

Total Information Technology		907,966

HEALTH CARE - 9.7%
Fresenius Medical Care AG & Company KGaA(b),[1]§	5,463	294,794
Shire plc(b),[1]§	9,170	188,238

Total Health Care		483,032

ENERGY - 9.2%
CNOOC Ltd.(b),[1]	109,000	185,262
Royal Dutch Shell plc - Class A(b),[1]	5,039	127,155
Occidental Petroleum Corp.§	1,200	92,580
Petroleo Brasileiro S.A. ADR§	1,600	54,912

Total Energy		459,909

MATERIALS - 8.4%
Osisko Mining Corp.*	16,400	176,864
Exxaro Resources Ltd.(b),[1]	9,775	139,950
Voestalpine AG(b),[1]	3,834	104,432

Total Materials		421,246

CONSUMER DISCRETIONARY - 8.3%
Kingfisher plc(b),[1]	39,069	122,377
Renault S.A.(b),[1]	2,658	98,538
Compass Group plc(b),[1]§	10,113	77,004
Tenneco, Inc.*	2,900	61,074
Commonwealth Bank of Australia ADR(b),*,1	1,337	54,045

Total Consumer Discretionary		413,038

TELECOMMUNICATION SERVICES - 5.4%
Deutsche Telekom AG(b),[1]§	22,737	268,460

INDUSTRIALS - 5.2%
Neptune Orient Lines Ltd.(b),[1]	118,000	166,669
BAE Systems plc(b),[1]§	19,447	90,533

Total Industrials		257,202

		MARKET
	SHARES	VALUE

CONSUMER STAPLES - 4.5%
Marine Harvest ASA(b),[1]	204,193	$134,841
Imperial Tobacco Group plc(b),[1]	3,164	88,398

Total Consumer Staples		223,239

UTILITIES - 2.3%
UGI Corp.§	4,500	114,480

Total Common Stocks (Cost $4,949,204)		4,972,448

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 29.8%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$303,485	303,485
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	303,485	303,485
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	303,485	303,485
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	303,485	303,485
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	274,544	274,544

Total Repurchase Agreements (Cost $1,488,484)		1,488,484

Total Long Investments – 129.5% (Cost $6,437,688)		$6,460,932

	SHARES
COMMON STOCKS SOLD SHORT(a) - (48.9)%

INDUSTRIALS - (1.7)%
GS Yuasa Corp.(b),[1]	13,000	(85,088)

CONSUMER STAPLES - (1.9)%
Kao Corp.(b),[1]	4,000	(94,137)

HEALTH CARE - (3.0)%
Lonza Group AG(b),[1]	2,278	(151,675)

MATERIALS - (4.5)%
Acerinox S.A.(b),*,1	14,496	(225,288)

UTILITIES - (4.8)%
Verbund AG(b),[1]	7,800	(238,700)

ENERGY - (6.5)%
Showa Shell Sekiyu KK(b),[1]	18,600	(128,276)
Neste Oil Oyj(b),[1]	13,247	(192,232)

		(320,508)

14	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 INTERNATIONAL LONG SHORT SELECT FUND

	SHARES	VALUE

INFORMATION TECHNOLOGY - (9.7)%
Semiconductor Manufacturing International Corp.(b),*,1	1,663,000	$(132,233)
Foxconn International Holdings Ltd.(b),*,1	225,000	(145,661)
Solarworld AG(b),[1]	18,945	(209,931)

		(487,825)

FINANCIALS - (16.8)%
Bankinter S.A.(b),[1]	22,152	(134,981)
Banco de Sabadell S.A.(b),[1]	30,204	(136,792)
Insurance Australia Group Ltd.(b),[1]	58,001	(164,968)
China Life Insurance Company, Ltd.(b),[1]	44,000	(192,420)
Singapore Exchange Ltd.(b),[1]	40,000	(209,769)

		(838,930)

Total Common Stocks Sold Short (proceeds $2,347,418)		$(2,442,151)

Cash & Other Assets, Less Liabilities – 19.4%		970,921

Net Assets – 100.0%		$4,989,702

*	Non-income producing security

†	Repurchase Agreements — See Note 7.

§	All or a portion of this security is pledged as short security collateral at June 30, 2010

1	Security was fair valued by the Valuation Committee at June 30, 2010. The total market value of fair valued securities amounts to $1,074,158, (cost $1,113,113) or 21.5% of total net assets.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

 INTERNATIONAL LONG SHORT SELECT FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$4,972,448
Repurchase agreement, at value	1,488,484

Total investments	6,460,932
Segregated cash with broker	2,299,298
Foreign currency, at value	15
Dividends	2,854

Total assets	8,763,099

Liabilities:
Overdraft due to custodian bank	15
Securities sold short, at value	2,442,151
Securities purchased	34,701
Fund shares redeemed	1,277,466
Management fees	5,033
Custodian fees	236
Transfer agent/maintenance fees	1,398
Distribution and service fees	1,398
Portfolio accounting fees	559
Interest	4,944
Other	5,496

Total liabilities	3,773,397

Net assets	$4,989,702

Net assets consist of:
Paid in capital	10,655,985
Accumulated net investment loss	(43,935)
Accumulated net realized loss on sale of investments	(5,550,838)
Net unrealized depreciation in value of investments	(71,510)

Net assets	4,989,702

Capital shares outstanding	272,566
Net asset value per share	$18.31

Investments, at cost	$4,949,204
Repurchase agreement, at cost	1,488,484

Total cost	$6,437,688
Cost of foreign currency	36
Securities sold short, proceeds	2,347,418
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $1,057)	$8,365
Interest	2,820

Total investment income	11,185

Expenses:
Management fees	52,103
Transfer agent and administrative fees	14,473
Distribution and Service Fees	14,473
Portfolio accounting fees	5,789
Trustees’ fees*	1,029
Short sales dividend expense	1,887
Prime broker interest expense	3,050
Audit & service fees	10,203
Miscellaneous	(1,746)

Total expenses	101,261

Net investment loss	(90,076)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(883,103)
Futures	(1,297,050)
Foreign currency	(115,728)

Net realized loss	(2,295,881)

Net unrealized appreciation (depreciation) during the period on:
Investments	(1,152)
Futures	(198,940)
Foreign currency	18,779

Net unrealized depreciation	(181,313)

Net loss	(2,477,194)

Net decrease in net assets resulting from operations	$(2,567,270)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INTERNATIONAL LONG SHORT SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(90,076)	$33,234
Net realized gain (loss) during the year or period on investments	(2,295,881)	1,437,823
Net unrealized depreciation during the year or period on investments	(181,313)	(445,336)

Net increase (decrease) in net assets resulting from operations	(2,567,270)	1,025,721

Distributions To Shareholders From:
Net investment income	—	(89,971)

Total distributions to shareholders	—	(89,971)

Capital Share Transactions:
Proceeds from sale of shares	7,695,511	31,223,463
Distributions reinvested	—	89,971
Cost of shares redeemed	(22,077,064)	(22,381,489)

Net increase (decrease) from capital share transactions	(14,381,553)	8,931,945

Net increase (decrease) in net assets	(16,948,823)	9,867,695
Net assets:
Beginning of year or period	21,938,525	12,070,830

End of year or period	$4,989,702	$21,938,525

Accumulated/(Undistributed) net investment income/(loss) at end of year or period	$(43,935)	$46,141

Capital share Activity:
Shares sold	353,449	1,553,294
Shares reinvested	—	3,898
Shares redeemed	(1,067,132)	(1,272,619)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

 INTERNATIONAL LONG SHORT SELECT FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,
	2010	[a]	2009	2008	[b]
Per Share Data
Net asset value, beginning of period	$22.24		$17.20	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.16)		.06	.01
Net gain (loss) on securities (realized and unrealized)	(3.77)		5.07	(7.81)

Total from investment operations	(3.93)		5.13	(7.80)

Less distributions:
Dividends from net investment income	—		(.09)	—
Total distributions	—		(.09)	—

Net asset value, end of period	$18.31		$22.24	$17.20

Total Return[d]	(17.67%	)	29.79%	(31.20%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,990		$21,939	$12,071

Ratios to average net assets:
Net investment income (loss)	(1.56%	)	0.30%	0.09%	[e]
Total expenses	1.75%		1.71%	1.64%	[e]
Operating expenses[f]	1.66%		1.71%	1.64%	[e]

Portfolio turnover rate	148%		324%	362%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: March 27, 2008.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized.

[f]	Operating Expenses exclude interest and dividend expense from securities sold short.
18	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010
ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Inception: May 1, 2008
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

RVT — Managed Futures
Strategy Fund	21.6%
RSF — Equity Market Neutral
Fund — Class H	16.0%
RSF — Long Short Interest
Rate Strategy Fund	8.0%
RSF — Event Driven and
Distressed Strategies Fund	8.0%
RSF — Alternative
Strategies Fund	7.9%
RSF — Long/Short Commodities
Strategy Fund — Class H	5.6%
RSF — Long Short Equity
Strategy Fund	3.3%
RVT — Multi-Hedge Strategies
Fund	2.6%
RSF — Real Estate Fund	2.1%
RVT — Commodities
Strategy Fund	0.4%

Top Ten Total	46.30%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 ALTERNATIVE STRATEGIES ALLOCATION FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS(a)†† - 75.4%
RVT — Managed Futures Strategy Fund	62,277	$1,366,988
RSF — Equity Market Neutral Fund — Class H	42,610	1,013,690
RSF — Long Short Interest
Rate Strategy Fund	20,156	503,903
RSF — Event Driven and Distressed Strategies Fund	20,155	503,877
RSF — Alternative Strategies Fund	19,937	498,422
RSF — Long/Short Commodities Strategy Fund* — Class H	14,923	352,033
RSF — Long Short Equity Strategy Fund	8,361	209,015
RVT — Multi-Hedge Strategies Fund	8,589	167,401
RSF — Real Estate Fund	5,852	134,704
RVT — Commodities Strategy Fund	2,525	27,903

Total Mutual Funds (Cost $4,768,258)		4,777,936

CURRENCY EXCHANGE TRADED FUND(a) - 5.2%
PowerShares DB G10 Currency Harvest Fund*	15,110	329,247

Total Currency Exchange Traded Fund (Cost $309,434)		329,247

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b)† - 2.8%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$174,464	$174,464

Total Repurchase Agreement (Cost $174,464)		174,464

Total Investments – 83.4% (Cost $5,252,156)		$5,281,647

Cash & Other Assets,
Less Liabilities – 16.6%		1,050,622

Net Assets – 100.0%		$6,332,269

*	Non Income Producing Securities

†	Repurchase Agreements — See Note 7.

††	Affiliated Funds

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

RSF — Rydex Series Funds

RVT — Rydex Variable Trust
20	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$329,247
Investments, at value, in Affiliated Funds	4,777,936
Repurchase agreement, at value	174,464

Total investments	5,281,647
Securities sold	2,794,235
Fund shares sold	107,575

Total assets	8,183,457

Liabilities:
Securities purchased	1,849,921
Fund shares redeemed	1,267

Total liabilities	1,851,188

Net assets	$6,332,269

Net assets consist of:
Paid in capital	7,167,937
Undistributed net investment income	180,689
Accumulated net realized loss on sale of investments	(1,045,848)
Net unrealized appreciation in value of investments	29,491

Net assets	6,332,269

Capital shares outstanding	332,355
Net asset value per share	$19.05

Investments, at cost	$5,077,692
Repurchase agreement, at cost	174,464

Total cost	$5,252,156
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

Investment Income:
Interest	$70

Total investment income	70

Expenses:
Custody Fees	27

Total expenses	27

Net investment income	43

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(212,934)

Net realized loss	(212,934)

Net unrealized appreciation (depreciation) during the period on:
Investments	(88,108)

Net unrealized depreciation	(88,108)

Net loss	(301,042)

Net decrease in net assets resulting from operations	$(300,999)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

 ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$43	$16,270
Net realized loss during the year or period on investments	(212,934)	(743,533)
Net unrealized appreciation (depreciation) during the year or period on investments	(88,108)	816,581

Net increase (decrease) in net assets resulting from operations	(300,999)	89,318

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	3,808,592	4,877,224
Cost of shares redeemed	(2,296,650)	(2,982,823)

Net increase from capital share transactions	1,511,942	1,894,401

Net increase in net assets	1,210,943	1,983,719
Net assets:
Beginning of year or period	5,121,326	3,137,607

End of year or period	$6,332,269	$5,121,326

Undistributed net investment income at end of year or period	$180,689	$180,646

Capital share activity:
Shares sold	193,605	248,709
Shares redeemed	(116,173)	(151,286)
22	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ALTERNATIVE STRATEGIES ALLOCATION FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended
	June 30,		December 31,	December 31,
	2010	[a]	2009	2008 [b]

Per Share Data
Net asset value, beginning of period	$20.09		$19.92	$25.00

Income (loss) from investment operations:
Net investment income[c]	—	[g]	.07	.38
Net gain (loss) on securities (realized and unrealized)	(1.04)		.10	(5.02)

Total from investment operations	(1.04)		.17	(4.64)

Less distributions:
Dividends from net investment income	—		—	(.39)[f]
Distributions from realized gains	—		—	(.05)[f]

Total distributions	—		—	(.44)

Net asset value, end of period	$19.05		$20.09	$19.92

Total Return[d]	(5.18%	)	0.85%	(18.55% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,332		$5,121	$3,138

Ratios to average net assets:
Net investment income	0.00%		0.38%	2.47% [e]
Total expenses	0.00%		0.00%	0.00% [e]

Portfolio turnover rate	98%		149%	33%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return, have been annualized.

[b]	Since commencement of operations: May 1, 2008.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized.

F	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[g]	Less than $.01.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

FUND PROFILE (Unaudited)
June 30, 2010

MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (“S&P DTI”). If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by the amount of any increase in the value of the benchmark. When the value of the benchmark declines, the value of the Fund’s shares should also decrease on a daily basis by the amount of any decrease in value of the benchmark.
Inception: November 7, 2008
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as futures contracts, and options on index futures.

24	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 MANAGED FUTURES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 19.0%
Farmer Mac 0.11% due 07/01/10[1]	$2,000,000	$2,000,000
Federal Home Loan Bank 0.05% due 07/06/10[1]	2,000,000	1,999,986

Total Federal Agency Discount Notes
(Cost $3,999,986)		3,999,986

	CONTRACTS

OPTIONS PURCHASED(a) - 0.0%
Put Options on:
Silver Futures Contracts Expiring July 2010 with strike price of 15	6	30

Total Option Purchased (Cost 1,531)		30

REPURCHASE AGREEMENTS(b)† - 89.2%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	3,822,508	3,822,508
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	3,822,508	3,822,508
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	3,822,508	3,822,508
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	3,822,508	3,822,508
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	3,457,958	3,457,958
Total Repurchase Agreements (Cost $18,747,990)		18,747,990

Total Investments – 108.2% (Cost $22,749,507)		$22,748,006

Liabilities, Less Cash & Other Assets – (8.2)%		(1,717,702)

Net Assets – 100.0%		$21,030,304

		Unrealized
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES PURCHASED(a)
September 2010 Japanese Yen
Currency Futures Contracts (Aggregate Market Value of Contracts $3,540,000)	25	121,852

FUTURES CONTRACTS PURCHASED(a)
September 2010 U.S. Treasury
Bond Futures Contracts (Aggregate Market Value of Contracts $1,913,906)	15	75,832

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

September 2010 U.S. Treasury
10 Year Note Futures Contracts (Aggregate Market Value of
Contracts $2,452,500)	20	$67,229

(Total Aggregate Market Value of Contracts $4,366,406)		$143,061

COMMODITY FUTURES PURCHASED(a)
September 2010 Silver Futures Contracts (Aggregate Market Value of Contracts $465,625)	5	32,162
August 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of Contracts $1,244,300)	10	27,438
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of Contracts $230,550)	6	6,111

(Total Aggregate Market Value of Contracts $1,940,475)		65,711

COMMODITY FUTURES SOLD SHORT(a)
December 2010 Wheat Futures Contracts (Aggregate Market Value of Contracts $582,475)	23	41,303
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $840,375)	45	40,741
July 2011 Soybean Futures Contracts (Aggregate Market Value of Contracts $1,162,812)	25	15,048
March 2011 Soybean Futures Contracts (Aggregate Market Value of Contracts $458,750)	10	5,527
September 2010 Cocoa Futures Contracts (Aggregate Market Value of Contracts $294,500)	10	3,678
August 2010 Lean Hogs Futures Contracts (Aggregate Market Value of Contracts $653,200)	20	(1,810)
May 2011 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $92,232)	5	(3,697)
July 2011 Corn Futures Contracts (Aggregate Market Value of Contracts $402,000)	20	(10,478)
October 2010 Sugar #11 Futures Contracts (Aggregate Market Value of Contracts $179,200)	10	(11,694)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
 June 30, 2010
 MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

August 2010 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $970,920)	27	$(12,191)
September 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $1,463,000)	20	(35,077)
December 2010 Coffee Futures Contracts (Aggregate Market Value of Contracts $622,312)	10	(108,719)

(Total Aggregate Market Value of Contracts $7,721,776)		$(77,369)

CURRENCY FUTURES SOLD SHORT(a)
September 2010 Canadian Dollar
Currency Futures Contracts (Aggregate Market Value of Contracts $469,400)	5	2,458
September 2010 Australian Dollar Futures Contracts (Aggregate Market Value of Contracts $834,100)	10	(21,701)
September 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $580,625)	5	(41,269)
September 2010 British Pound Currency Futures Contracts (Aggregate Market Value of Contracts $1,400,344)	15	(43,650)
September 2010 Euro Currency Futures Contracts (Aggregate Market Value of Contracts $3,822,813)	25	(86,648)

(Total Aggregate Market Value of Contracts $7,107,282)		$(190,810)

1	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
26	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

 MANAGED FUTURES STRATEGY FUND
CONSOLIDATED STATEMENT
OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$4,000,016
Repurchase agreement, at value	18,747,990

Total investments	22,748,006
Segregated cash with broker	887,668
Fund shares sold	2,824

Total assets	23,638,498

Liabilities:
Variation margin	103,809
Fund shares redeemed	2,474,666
Management fees	17,429
Custodian fees	649
Transfer agent/maintenance fees	4,841
Distribution and service fees	4,841
Portfolio accounting fees	1,937
Other	22

Total liabilities	2,608,194

Net assets	$21,030,304

Net assets consist of:
Paid in capital	22,971,150
Accumulated net investment loss	(250,935)
Accumulated net realized loss on sale of investments	(1,750,855)
Net unrealized appreciation in value of investments	60,944

Net assets	21,030,304

Capital shares outstanding	958,020
Net asset value per share	$21.95

Investments, at cost	$4,001,517
Repurchase agreement, at cost	18,747,990

Total cost	$22,749,507
CONSOLIDATED STATEMENT
OF OPERATIONS
(Unaudited)
Period Ended June 30, 2010

Investment Income:
Interest	$14,447

Total investment income	14,447

Expenses:
Management fees	127,740
Transfer agent and administrative fees	32,166
Distribution and Service Fees	32,166
Portfolio accounting fees	12,866
Trustees’ fees*	1,673
Short sales dividend expense	12
Licensing fees	49,119
Audit & Services fees	16,686
Miscellaneous	4,897

Total expenses	277,325
Less Expenses waived by Advisor	(11,943)

Net expenses	265,382

Net investment loss	(250,935)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Futures	(1,635,714)
Options purchased	(664)

Net realized loss	(1,636,378)

Net unrealized appreciation (depreciation) during the period on:
Futures	310,845
Options purchased	(1,501)

Net unrealized appreciation	309,344

Net loss	(1,327,034)

Net decrease in net assets resulting from operations	$(1,577,969)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

 MANAGED FUTURES STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(250,935)	$(493,500)
Net realized loss during the year or period on investments	(1,636,378)	(481,674)
Net unrealized appreciation (depreciation) during the year or period on investments	309,344	(126,186)

Net decrease in net assets resulting from operations	(1,577,969)	(1,101,360)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	13,982,624	58,236,725
Cost of shares redeemed	(20,006,994)	(34,915,511)

Net increase (decrease) from capital share transactions	(6,024,370)	23,321,214

Net increase (decrease) in net assets	(7,602,339)	22,219,854
Net assets:
Beginning of year or period	28,632,643	6,412,789

End of year or period	$21,030,304	$28,632,643

Accumulated net investment loss at end of year or period	$(250,935)	$—

Capital share activity:
Shares sold	628,465	2,458,377
Shares redeemed	(905,255)	(1,489,649)
28	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 MANAGED FUTURES STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,
	2010	[a,g]	2009	[g]	2008	[b]
Per Share Data
Net asset value, beginning of period	$23.19		$24.10		$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.21)		(.49)		(.08)
Net loss on securities (realized and unrealized)	(1.03)		(.42)		(.82)
Total from investment operations	(1.24)		(.91)		(.90)

Net asset value, end of period	$21.95		$23.19		$24.10

Total Return[d]	(5.35%	)	(3.78%	)	(3.60%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,030		$28,633		$6,413
Ratios to average net assets:
Net investment loss	(1.95%	)	(2.08%	)	(2.09%	)[e]
Total expenses	2.16%		2.32%		2.21%	[e]
Net expenses[f]	2.06%		2.20%		2.21%	[e]

Portfolio turnover rate	—		—		—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: November 7, 2008.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Consolidated
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	29

FUND PROFILE (Unaudited)
June 30, 2010

MULTI-HEDGE STRATEGIES FUND
OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.
Inception: November 29, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Long Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.9%
Smith International, Inc.	1.8%
Allegheny Energy, Inc.	1.8%
Sybase, Inc.	1.6%
Millipore Corp.	1.5%
Cybersource Corp.	1.5%
Qwest Communications
International, Inc.	1.5%
ev3, Inc.	1.4%
Interactive Data Corp.	1.3%
Arena Resources, Inc.	1.1%

Top Ten Total	16.4%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

30	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 60.5%

HEALTH CARE - 11.2%
Millipore Corp.*§	2,919	$311,311
ev3, Inc.*	12,960	290,434
Eclipsys Corp.*	10,813	192,904
Psychiatric Solutions, Inc.*§	5,491	179,666
Phase Forward, Inc.*	10,490	174,973
Biovail Corp.	7,954	153,035
Alcon, Inc.	540	80,023
inVentiv Health, Inc.*§	2,836	72,602
Amgen, Inc.*§	1,368	71,957
Biogen Idec, Inc.*§	1,388	65,861
Odyssey HealthCare, Inc.*	2,354	62,899
Alexion Pharmaceuticals, Inc.*§	1,227	62,810
ResMed, Inc.*§	945	57,465
Universal Health Services, Inc.§ — Class B	1,468	56,004
LifePoint Hospitals, Inc.*§	1,689	53,035
Watson Pharmaceuticals, Inc.*§	1,267	51,402
Baxter International, Inc.§	1,046	42,509
Community Health Systems, Inc.*§	1,066	36,041
AmerisourceBergen Corp.§ — Class A	774	24,574
Abbott Laboratories§	523	24,466
Henry Schein, Inc.*§	422	23,168
Endo Pharmaceuticals Holdings, Inc.*§	1,006	21,951
Omnicare, Inc.§	845	20,026
Somanetics Corp.*	784	19,561
ATS Medical, Inc.*	4,894	19,429
HealthTronics, Inc.*	4,020	19,417
Thermo Fisher Scientific, Inc.*§	342	16,775
Mylan, Inc.*§	895	15,251
Kinetic Concepts, Inc.*§	382	13,947
Hospira, Inc.*§	181	10,398
Intuitive Surgical, Inc.*§	30	9,469
Express Scripts, Inc.§ — Class A*	161	7,570
Johnson & Johnson	111	6,556
McKesson Corp.§	60	4,030
Bristol-Myers Squibb Co.§	151	3,766
Health Management Associates, Inc.§ — Class A*	473	3,675
Lincare Holdings, Inc.§	91	2,958
Gilead Sciences, Inc.*§	80	2,742
Edwards Lifesciences Corp.*§	40	2,241
Perrigo Co.§	30	1,772
Coventry Health Care, Inc.*§	20	354

Total Health Care		2,289,027

INFORMATION TECHNOLOGY - 8.8%
Sybase, Inc.*	5,120	331,059
Cybersource Corp.*§	12,167	310,624
Akamai Technologies, Inc.*§	1,438	58,340
Hewitt Associates, Inc.§ — Class A*	1,559	53,723
Computer Sciences Corp.§	1,147	51,902
CA, Inc.§	2,595	47,748
Marvell Technology Group Ltd.*§	2,987	47,075

		MARKET
	SHARES	VALUE

Intel Corp.§	2,374	$46,174
EMC Corp.*§	2,424	44,359
Tech Data Corp.*§	1,237	44,062
Altera Corp.§	1,720	42,673
Fiserv, Inc.*§	905	41,322
Corning, Inc.§	2,545	41,102
SonicWALL, Inc.*	3,486	40,961
Compuware Corp.*§	4,979	39,732
infoGROUP, Inc.*§	4,909	39,174
Palm, Inc.*	6,861	39,039
Diebold, Inc.§	1,398	38,096
Sohu.com, Inc.*§	845	34,721
Micron Technology, Inc.*§	3,812	32,364
WebMD Health Corp.§ — Class A*	684	31,758
Broadridge Financial Solutions, Inc.§	1,650	31,433
Silicon Laboratories, Inc.*§	754	30,582
International Business Machines Corp.§	211	26,054
QLogic Corp.*§	1,308	21,739
eBay, Inc.*§	1,086	21,296
Virage Logic Corp.*	1,636	19,452
ANSYS, Inc.*§	473	19,190
Cypress Semiconductor Corp.*§	1,841	18,484
Fairchild Semiconductor International, Inc.§ — Class A*	2,162	18,182
F5 Networks, Inc.*§	231	15,840
Cree, Inc.*§	261	15,668
Apple, Inc.*§	60	15,092
Fidelity National Information Services, Inc.	553	14,831
Ingram Micro, Inc. — Class A*§	926	14,066
Broadcom Corp. — Class A§	392	12,924
Western Digital Corp.*§	362	10,918
Xerox Corp.§	1,167	9,383
Red Hat, Inc.*§	322	9,319
Factset Research Systems, Inc.§	111	7,436
Teradata Corp.*§	201	6,126
Cognizant Technology Solutions Corp.§ — Class A*	80	4,005
Jabil Circuit, Inc.§	251	3,338
Amphenol Corp.§ — Class A	30	1,178

Total Information Technology		1,802,544

ENERGY - 8.4%
Exxon Mobil Corp.	10,262	585,669
Smith International, Inc.	9,977	375,634
Arena Resources, Inc.*	7,050	224,895
Mariner Energy, Inc.*	8,716	187,220
Southern Union Co.	2,585	56,508
Overseas Shipholding Group, Inc.	1,046	38,744
Murphy Oil Corp.	614	30,424
Concho Resources, Inc.*	483	26,724
Hess Corp.	493	24,818
Rowan Companies, Inc.*	1,117	24,507
Occidental Petroleum Corp.	271	20,908
EOG Resources, Inc.	181	17,805

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Anadarko Petroleum Corp.	442	$15,952
Pride International, Inc.*	684	15,280
Williams Companies, Inc.	674	12,321
National Oilwell Varco, Inc.	301	9,954
Peabody Energy Corp.	251	9,822
Chevron Corp.	121	8,211
Arch Coal, Inc.	261	5,170
Frontline Ltd.	181	5,166
Alpha Natural Resources, Inc.*	141	4,776
Dresser-Rand Group, Inc.*	141	4,448
Tidewater, Inc.	111	4,298
Whiting Petroleum Corp.*	50	3,921
Diamond Offshore Drilling, Inc.	50	3,109
Marathon Oil Corp.	90	2,798
Continental Resources, Inc.*	50	2,231
Cabot Oil & Gas Corp.	40	1,253
Noble Energy, Inc.	20	1,206
Atwood Oceanics, Inc.*	20	510

Total Energy		1,724,282

CONSUMER DISCRETIONARY - 7.6%
Interactive Data Corp.§	8,134	271,513
CKE Restaurants, Inc.§	15,537	194,679
RCN Corp.*	5,947	88,075
Comcast Corp.§ — Class A	3,209	55,740
Interpublic Group of Companies, Inc.*§	6,759	48,192
Burger King Holdings, Inc.§	2,837	47,775
Hasbro, Inc.§	1,056	43,402
Garmin Ltd.§	1,327	38,722
Ross Stores, Inc.§	633	33,733
Priceline.com, Inc.*§	171	30,188
Darden Restaurants, Inc.§	704	27,350
Whirlpool Corp.§	302	26,522
Netflix, Inc.*§	231	25,098
Big Lots, Inc.*§	755	24,228
Liberty Global, Inc.§ — Class A*	925	24,041
Family Dollar Stores, Inc.§	634	23,895
Service Corporation International§	3,229	23,895
Federal-Mogul Corp.*§	1,810	23,566
Landry’s Restaurants, Inc.*	914	22,356
Career Education Corp.*§	945	21,754
VF Corp.§	302	21,496
AutoNation, Inc.*§	915	17,842
Liberty Media Corp. - Starz*§	342	17,729
Dollar Tree, Inc.*§	423	17,609
PetSmart, Inc.§	563	16,986
NIKE, Inc.§ — Class B	241	16,280
Dollar General Corp.*§	583	16,062
LKQ Corp.*§	805	15,520
Amazon.com, Inc.*§	141	15,406
Polo Ralph Lauren Corp.§ — Class A	211	15,395
Gannett Company, Inc.§	1,117	15,035

		MARKET
	SHARES	VALUE

Ford Motor Co.*§	1,418	$14,293
Viacom, Inc.§ — Class B	452	14,179
Kohl’s Corp.*§	271	12,872
Virgin Media, Inc.§	724	12,084
Autoliv, Inc.§	241	11,532
H&R Block, Inc.§	674	10,575
Time Warner Cable, Inc.§ — Class A	191	9,947
Guess?, Inc.§	312	9,747
Lowe’s Companies, Inc.§	462	9,434
Liberty Media Corp.- Interactive*	845	8,873
TJX Companies, Inc.§	211	8,851
The Gap, Inc.§	412	8,018
Royal Caribbean Cruises Ltd.*§	332	7,560
Phillips-Van Heusen Corp.§	161	7,449
CBS Corp.§ — Class B	574	7,422
Brinker International, Inc.§	493	7,129
Nordstrom, Inc.§	221	7,114
DISH Network Corp.§ — Class A	382	6,933
Limited Brands, Inc.§	301	6,643
Wyndham Worldwide Corp.§	301	6,062
Lennar Corp.§ — Class A	432	6,009
Bed Bath & Beyond, Inc.*§	161	5,970
Staples, Inc.§	312	5,944
AutoZone, Inc.*§	30	5,797
Advance Auto Parts, Inc.§	111	5,570
Madison Square Garden, Inc.§ — Class A*	282	5,547
TRW Automotive Holdings Corp.*§	181	4,990
CTC Media, Inc.§	342	4,938
O’Reilly Automotive, Inc.*§	101	4,804
International Speedway Corp.§ — Class A	171	4,405
Coach, Inc.§	110	4,020
Warner Music Group Corp.*§	734	3,567
Leggett & Platt, Inc.§	141	2,828
GameStop Corp.§ — Class A*	141	2,649
Carnival Corp.§	80	2,419
Target Corp.§	40	1,967
Sears Holdings Corp.*§	30	1,940
Las Vegas Sands Corp.*§	80	1,771
JC Penney Company, Inc.§	60	1,289

Total Consumer Discretionary		1,543,225

INDUSTRIALS - 6.1%
DynCorp International, Inc.§ — Class A*	11,154	195,418
Stanley, Inc.*§	4,255	159,052
Bowne & Company, Inc.§	5,218	58,546
Thomas & Betts Corp.*§	1,508	52,328
Timken Co.§	1,941	50,447
Goodrich Corp.§	694	45,978
Southwest Airlines Co.§	3,671	40,785
Union Pacific Corp.§	533	37,049

32	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Corrections Corporation of America*§	1,831	$34,935
Norfolk Southern Corp.§	634	33,634
WESCO International, Inc.*§	936	31,515
CSX Corp.§	613	30,423
United Parcel Service, Inc.§ — Class B	533	30,322
Dover Corp.§	704	29,420
Harsco Corp.§	1,227	28,835
Alexander & Baldwin, Inc.§	956	28,470
L-3 Communications Holdings, Inc.§	372	26,352
Republic Services, Inc.§ — Class A	845	25,122
Kansas City Southern*§	684	24,863
Precision Castparts Corp.§	241	24,804
TransDigm Group, Inc.§	422	21,535
Eaton Corp.	322	21,072
Cornell Companies, Inc.*	744	19,991
WW Grainger, Inc.§	201	19,989
Copa Holdings S.A.§ — Class A	362	16,008
Carlisle Companies, Inc.§	442	15,969
Waste Services, Inc.*§	1,210	14,109
Roper Industries, Inc.§	241	13,486
ITT Corp.§	291	13,072
Pentair, Inc.§	362	11,656
GATX Corp.§	423	11,286
Cummins, Inc.§	171	11,137
Delta Air Lines, Inc.*§	935	10,986
FTI Consulting, Inc.*§	251	10,941
Hubbell, Inc.§ — Class B	271	10,756
CH Robinson Worldwide, Inc.§	151	8,405
Joy Global, Inc.§	161	8,064
Flowserve Corp.§	80	6,784
Bucyrus International, Inc.§ — Class A	101	4,792
Snap-On, Inc.§	90	3,682
Trinity Industries, Inc.§	171	3,030
Armstrong World Industries, Inc.*§	50	1,509
Spirit Aerosystems Holdings, Inc.§ — Class A*	40	762
Kirby Corp.*	10	383

Total Industrials		1,247,702

UTILITIES - 5.8%
Allegheny Energy, Inc.§	17,730	366,656
Mirant Corp.*§	6,237	65,863
Atmos Energy Corp.§	2,343	63,355
Xcel Energy, Inc.§	2,977	61,356
Wisconsin Energy Corp.§	1,207	61,243
PG&E Corp.§	1,458	59,924
CMS Energy Corp.§	4,033	59,083
Northeast Utilities§	2,313	58,935
NRG Energy, Inc.*§	2,766	58,667
Energen Corp.§	1,257	55,723
DPL, Inc.§	2,313	55,281
OGE Energy Corp.§	1,237	45,225
DTE Energy Co.§	915	41,733

		MARKET
	SHARES	VALUE

Questar Corp.§	613	$27,885
American Electric Power Company, Inc.§	775	25,033
Entergy Corp.§	241	17,260
American Water Works Company, Inc.§	775	15,965
NiSource, Inc.§	1,086	15,747
Southwest Water Co.	915	9,589
AES Corp.*§	684	6,320
NextEra Energy, Inc.§	120	5,851
CenterPoint Energy, Inc.§	80	1,053
MDU Resources Group, Inc.§	20	361

Total Utilities		1,178,108

FINANCIALS - 5.7%
GLG Partners, Inc.*	31,421	137,624
Annaly Capital Management, Inc.	3,832	65,719
Allied World Assurance Company Holdings Ltd.	1,398	63,441
Digital Realty Trust, Inc.	925	53,354
American Financial Group, Inc.	1,881	51,389
First Horizon National Corp.*	4,195	48,032
Reinsurance Group of America, Inc. — Class A	1,006	45,984
Discover Financial Services	3,048	42,611
M&T Bank Corp.	463	39,332
Hudson City Bancorp, Inc.	2,947	36,071
Brown & Brown, Inc.	1,871	35,811
IntercontinentalExchange, Inc.*	302	34,135
Endurance Specialty Holdings Ltd.	885	33,214
Assurant, Inc.	815	28,281
Federated Investors, Inc. — Class B	1,307	27,068
Raymond James Financial, Inc.	875	21,604
CommonWealth REIT	3,158	19,611
BlackRock, Inc.§ — Class A	131	18,785
Axis Capital Holdings Ltd.	613	18,218
Torchmark Corp.	352	17,428
Public Storage	191	16,791
Unum Group	755	16,384
Hospitality Properties Trust	714	15,065
Hanover Insurance Group, Inc.	342	14,877
BancorpSouth, Inc.	794	14,197
CME Group, Inc. — Class A	50	14,078
Student Loan Corp.	563	13,557
Commerce Bancshares, Inc.	362	13,028
Wesco Financial Corp.	40	12,928
Health Care REIT, Inc.	301	12,678
New York Community Bancorp, Inc.	815	12,445
HCP, Inc.	362	11,675
First Citizens BancShares, Inc. — Class A	60	11,540

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Forest City Enterprises, Inc. — Class A*	1,006	$11,388
Douglas Emmett, Inc.	704	10,011
Senior Housing Properties Trust	493	9,914
Blue Chip Value Fund, Inc.*§	3,414	9,696
HCC Insurance Holdings, Inc.	382	9,458
JPMorgan Chase & Co.	251	9,189
Alexandria Real Estate Equities, Inc.	141	8,935
Ameriprise Financial, Inc.	241	8,707
Corporate Office Properties Trust SBI	201	7,590
Genworth Financial, Inc. — Class A*	493	6,444
WR Berkley Corp.	211	5,583
Transatlantic Holdings, Inc.	101	4,844
NASDAQ OMX Group, Inc.*	271	4,818
Popular, Inc.*	1,308	3,506
Morgan Stanley	151	3,505
AmeriCredit Corp.*	191	3,480
StanCorp Financial Group, Inc.	70	2,838
Huntington Bancshares, Inc.	493	2,731
U.S. Bancorp	121	2,704
TD Ameritrade Holding Corp.*	161	2,463
Aflac, Inc.	50	2,134
Jones Lang LaSalle, Inc.	30	1,969
Zions Bancorp	81	1,747
Prudential Financial, Inc.	30	1,610
Cullen	30	1,542
Protective Life Corp.	70	1,497
Brandywine Realty Trust	120	1,290
Fifth Third Bancorp	101	1,241
Eaton Vance Corp.§	40	1,104
Lazard Ltd.§ — Class A	30	801
Washington Federal, Inc.	10	162

Total Financials		1,159,856

CONSUMER STAPLES - 3.0%
Alberto-Culver Co.§ — Class B	2,746	74,389
Molson Coors Brewing Co.§ — Class B	1,690	71,588
JM Smucker Co.§	1,026	61,786
Church & Dwight Company, Inc.§	936	58,697
Del Monte Foods Co.§	3,782	54,423
ConAgra Foods, Inc.§	2,193	51,141
Reynolds American, Inc.§	855	44,563
American Italian Pasta Co. — Class A*	744	39,335
Whole Foods Market, Inc.*§	745	26,835
Wal-Mart Stores, Inc.§	553	26,583
Dean Foods Co.*§	2,213	22,285
Philip Morris International, Inc.§	453	20,765
Herbalife Ltd.§	382	17,591
Coca-Cola Co.§	312	15,637

		MARKET
	SHARES	VALUE

Dr Pepper Snapple Group, Inc.§	261	$9,759
Rite Aid Corp.*§	7,272	7,127
Hansen Natural Corp.*§	101	3,950
Kraft Foods, Inc.§ — Class A	131	3,668

Total Consumer Staples		610,122

MATERIALS - 2.2%
MeadWestvaco Corp.§	2,575	57,165
Gerdau Ameristeel Corp.*	3,980	43,382
Reliance Steel & Aluminum Co.§	1,187	42,910
Ball Corp.§	624	32,966
Ashland, Inc.§	573	26,599
Aptargroup, Inc.§	543	20,536
Steel Dynamics, Inc.§	1,428	18,835
Valspar Corp.§	614	18,494
Crown Holdings, Inc.*§	684	17,127
Compass Minerals International, Inc.§	221	15,532
Eastman Chemical Co.§	291	15,528
Newmont Mining Co.§	241	14,879
Packaging Corporation of America§	664	14,621
Bemis Company, Inc.§	523	14,121
Walter Energy, Inc.§	181	11,014
RPM International, Inc.§	604	10,775
Cytec Industries, Inc.§	231	9,238
Huntsman Corp.§	1,006	8,722
International Paper Co.§	332	7,513
United States Steel Co.§	171	6,592
Albemarle Corp.§	161	6,393
Sonoco Products Co.§	201	6,127
PPG Industries, Inc.§	101	6,102
Celanese Corp.§ — Class A	241	6,003
Sealed Air Corp.§	281	5,541
Sherwin-Williams Co.§	80	5,535
Pactiv Corp.*§	191	5,319
Cliffs Natural Resources, Inc.§	60	2,830
Cabot Corp.§	50	1,206

Total Materials		451,605

TELECOMMUNICATION SERVICES - 1.7%
Qwest Communications International, Inc.§	58,495	307,099
Verizon Communications, Inc.§	1,730	48,473

Total Telecommunication Services		355,572

Total Common Stocks (Cost $11,984,694)		12,362,043

EXCHANGE TRADED FUNDS(a) - 2.8%
iShares MSCI Chile Investable Market Index Fund§	1,720	97,507
iShares MSCI Malaysia Index Fund§	6,780	77,563
iShares MSCI Turkey Index Fund§	1,227	64,945
iPath MSCI India Index ETN*§	895	57,280
iShares MSCI Emerging Markets Index Fund§	1,509	56,316

34	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

iShares MSCI South Africa Index Fund§	946	$49,807
iShares MSCI Switzerland Index Fund§	2,082	41,619
iShares MSCI South Korea Index Fund§	714	31,923
Adams Express Co.§	3,486	31,479
Guggenheim Enhanced Equity, Inc.§	2,720	20,101
iShares MSCI Sweden Index Fund§	694	15,844
iShares MSCI Australia Index Fund§	573	10,875
iShares MSCI Mexico Investable Market Index Fund§	151	7,231
iShares MSCI Canada Index Fund§	211	5,237
iShares MSCI Japan Index Fund§	553	5,088
iShares MSCI Hong Kong Index Fund§	322	4,756

Total Exchange Traded Funds (Cost $538,401)		577,571

CLOSED-END FUNDS(a) - 5.7%
Cohen & Steers Infrastructure Fund, Inc.§	8,089	102,326
Cohen & Steers Quality Income Realty Fund, Inc.§	12,049	76,270
Calamos Strategic Total Return Fund§	9,673	74,482
Eaton Vance Tax-Advantaged Dividend Income Fund§	4,735	65,438
Liberty All Star Equity Fund§	14,658	58,339
Royce Value Trust, Inc.§	5,460	57,712
DWS Dreman Value Income Edge Fund, Inc.§	4,039	49,478
Blackrock Dividend Achievers Trust§	5,349	44,183
Tri-Continental Corp.§	3,897	42,360
John Hancock Tax-Advantaged Dividend Income Fund§	3,254	41,879
H&Q Healthcare Investors§	3,616	39,559
John Hancock Bank and Thrift Opportunity Fund§	2,670	38,288
Petroleum & Resources Corp.§	1,723	34,408
Macquarie Global Infrastructure Total Return Fund, Inc.§	2,599	34,177
General American Investors Company, Inc.§	1,310	28,034
BlackRock Strategic Dividend Achievers Trust§	3,213	27,985
Zweig Fund, Inc.§	9,005	27,015
First Trust Enhanced Equity Income Fund§	2,625	26,644

		MARKET
	SHARES	VALUE

Neuberger Berman Real Estate§ Securities Income Fund, Inc.	7,284	$24,328
Clough Global Equity Fund§	1,975	24,233
Gabelli Global Deal Fund§	1,833	24,141
LMP Capital and Income Fund, Inc.	2,357	22,604
H&Q Life Sciences Investors	2,528	22,196
Royce Micro-Capital Trust, Inc.§	2,579	18,930
Nuveen Diversified Dividend and Income Fund	1,904	18,773
Madison/Claymore Covered call & Equity Strategy Fund§	2,135	16,696
Source Capital, Inc.§	352	14,791
Liberty All Star Growth Fund, Inc.§	4,280	14,595
Cohen & Steers Dividend Majors Fund, Inc.§	1,471	14,578
Nuveen Tax-Advantaged Dividend Growth Fund§	1,299	14,315
Lazard Global Total Return and Income Fund, Inc.	987	12,811
LMP Real Estate Income Fund, Inc.§	1,531	12,615
Franklin Universal Trust§	2,025	11,745
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund§	866	9,205
Royce Focus Trust, Inc.§	1,420	8,151

Total Closed-End Funds (Cost $1,105,209)		1,153,284

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b)† - 14.1%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$585,695	585,695
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	585,695	585,695
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	585,695	585,695
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	585,695	585,695
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	529,837	529,837

Total Repurchase Agreements (Cost $2,872,617)		2,872,617

Total Long Securities – 83.1% (Cost $16,500,921)		$16,965,515

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS SOLD SHORT(a) - (42.7)%

MATERIALS - (1.2)%
Lubrizol Corp.	11	$(883)
Alcoa, Inc.	123	(1,237)
Monsanto Co.	91	(4,206)
Nucor Corp.	123	(4,708)
Commercial Metals Co.	447	(5,909)
Ecolab, Inc.	162	(7,275)
Eagle Materials, Inc.	296	(7,675)
Vulcan Materials Co.	194	(8,503)
Temple-Inland, Inc.	417	(8,619)
Martin Marietta Materials, Inc.	133	(11,280)
Freeport-McMoRan Copper & Gold, Inc.	233	(13,777)
Southern Copper Co.	640	(16,986)
Intrepid Potash, Inc.*	977	(19,120)
Weyerhaeuser Co.	640	(22,528)
Scotts Miracle-Gro Co.	590	(26,202)
Nalco Holding Co.	1,739	(35,580)
AK Steel Holding Corp.	3,143	(37,465)
Royal Gold, Inc.	937	(44,976)

		(276,929)

TELECOMMUNICATION SERVICES - (2.2)%
United States Cellular Corp.*	122	(5,020)
Telephone & Data Systems, Inc.	304	(9,239)
Level 3 Communications, Inc.*	11,442	(12,472)
Sprint Nextel Corp.*	3,042	(12,898)
NII Holdings, Inc.*	457	(14,862)
Leap Wireless International, Inc.*	1,384	(17,964)
MetroPCS Communications, Inc.*	2,675	(21,908)
CenturyLink, Inc.	9,832	(327,504)

		(421,867)

CONSUMER STAPLES - (2.4)%
Colgate-Palmolive Co.	51	(4,017)
Sara Lee Corp.	935	(13,184)
Coca-Cola Enterprises, Inc.	672	(17,378)
Kroger Co.	1,271	(25,026)
Kellogg Co.	519	(26,106)
Constellation Brands, Inc.*	1,689	(26,382)
Lorillard, Inc.	407	(29,296)
Altria Group, Inc.	1,495	(29,960)
Hershey Co.	641	(30,723)
SUPERVALU, Inc.	3,001	(32,531)
Estee Lauder Companies, Inc.	590	(32,881)
Bunge Ltd.	742	(36,499)
Avon Products, Inc.	1,424	(37,736)
Brown-Forman Corp.	732	(41,892)
Energizer Holdings, Inc.*	855	(42,989)
Flowers Foods, Inc.	1,871	(45,709)

		(472,309)

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY - (3.1)%
New York Times Co.,*	61	$(528)
MGM Resorts International*	103	(993)
Hanesbrands, Inc.*	50	(1,203)
Fortune Brands, Inc.	40	(1,567)
Scripps Networks Interactive, Inc.	61	(2,461)
Best Buy Company, Inc.	101	(3,420)
Expedia, Inc.	244	(4,582)
Penn National Gaming, Inc.*	224	(5,174)
American Eagle Outfitters, Inc.	447	(5,252)
Lamar Advertising Co.*	254	(6,228)
Thor Industries, Inc.	264	(6,270)
KB Home	712	(7,832)
Gentex Corp.	447	(8,037)
Meredith Corp.	284	(8,841)
Macy’s, Inc.	579	(10,364)
Mattel, Inc.	509	(10,770)
BorgWarner, Inc.*	294	(10,978)
Harley-Davidson, Inc.	499	(11,093)
Home Depot, Inc.	407	(11,425)
NVR, Inc.*	20	(13,101)
MDC Holdings, Inc.	488	(13,152)
Wendy’s	3,295	(13,180)
International Game Technology	885	(13,895)
Wynn Resorts Ltd.	183	(13,957)
Johnson Controls, Inc.	570	(15,316)
Harman International Industries, Inc.*	519	(15,513)
Cablevision Systems Corp.	702	(16,855)
Tiffany & Co.	447	(16,946)
Goodyear Tire & Rubber Co.*	1,719	(17,087)
Central European Media Enterprises Ltd.*	875	(17,413)
Dick’s Sporting Goods, Inc.*	712	(17,722)
Mohawk Industries, Inc.*	407	(18,624)
Scientific Games Corp.*	2,055	(18,906)
Liberty Media Corp.- Capital*	488	(20,452)
Newell Rubbermaid, Inc.	1,424	(20,847)
News Corp.*	1,750	(20,930)
Marriott International, Inc.	854	(25,569)
Morningstar, Inc.*	701	(29,807)
Regal Entertainment Group	2,645	(34,491)
Strayer Education, Inc.	193	(40,123)
Choice Hotels International, Inc.	1,362	(41,146)

		(572,050)

INDUSTRIALS - (3.6)%
Brink’s Co.	60	(1,142)
Crane Co.	72	(2,175)
Hertz Global Holdings, Inc.*	274	(2,592)
Rockwell Automation, Inc.	61	(2,995)
BE Aerospace, Inc.*	133	(3,382)
First Solar, Inc.*	30	(3,415)

36	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Con-way, Inc.	131	$(3,933)
Parker Hannifin Corp.	81	(4,492)
General Cable Corp.*	174	(4,637)
WABCO Holdings, Inc.*	163	(5,131)
Manitowoc Company, Inc.	610	(5,575)
Gardner Denver, Inc.	152	(6,778)
Danaher Corp.	183	(6,793)
FedEx Corp.	113	(7,922)
UTI Worldwide, Inc.	641	(7,936)
Quanta Services, Inc.*	428	(8,838)
Masco Corp.	875	(9,415)
McDermott International, Inc.*	478	(10,353)
Robert Half International, Inc.	447	(10,527)
Shaw Group, Inc.*	336	(11,498)
PACCAR, Inc.	304	(12,120)
MSC Industrial Direct Co.	244	(12,361)
3M Co.	173	(13,665)
IESI-BFC Ltd.	717	(14,419)
Graco, Inc.	560	(15,786)
USG Corp.*	1,394	(16,840)
Alliant Techsystems, Inc.*	274	(17,004)
Geo Group, Inc.*	977	(20,273)
Illinois Tool Works, Inc.	529	(21,837)
AMR Corp.*	3,336	(22,618)
Valmont Industries, Inc.	335	(24,341)
Fastenal Co.	488	(24,493)
Expeditors International of Washington, Inc.	763	(26,331)
AMETEK, Inc.	701	(28,145)
Deere & Co.	590	(32,851)
Iron Mountain, Inc.	1,495	(33,578)
Kennametal, Inc.	1,434	(36,467)
Lockheed Martin Corp.	539	(40,156)
Terex Corp.*	2,198	(41,191)
J.B. Hunt Transport Services, Inc.	1,292	(42,210)
Stericycle, Inc.*	681	(44,660)
Landstar System, Inc.	1,149	(44,800)
Boeing Co.(b)	733	(45,996)

		(751,671)

INFORMATION TECHNOLOGY - (4.9)%
CommScope, Inc.*	10	(238)
Motorola, Inc.*	244	(1,591)
SunPower Corp.*	170	(2,057)
McAfee, Inc.*	81	(2,488)
Global Payments, Inc.	70	(2,558)
NVIDIA Corp.*	286	(2,920)
MEMC Electronic Materials, Inc.*	377	(3,725)
SanDisk Corp.*	91	(3,828)
ON Semiconductor Corp.*	1,048	(6,686)
Arrow Electronics, Inc.*	304	(6,794)
Lexmark International, Inc.*	214	(7,068)
Rambus, Inc.*	407	(7,131)
EchoStar Corp.*	427	(8,147)

		MARKET
	SHARES	VALUE

LSI Corp.*	1,791	$(8,239)
Brocade Communications Systems, Inc.*	1,698	(8,762)
Yahoo!, Inc.*	671	(9,280)
Trimble Navigation Ltd.*	376	(10,528)
Seagate Technology,*	1,018	(13,275)
Novellus Systems, Inc.*	621	(15,749)
Applied Materials, Inc.	1,342	(16,131)
Activision Blizzard, Inc.	1,607	(16,857)
Automatic Data Processing, Inc.	437	(17,594)
Autodesk, Inc.*	742	(18,075)
AVX Corp.	1,424	(18,256)
Itron, Inc.*	314	(19,411)
Varian Semiconductor Equipment Associates, Inc.*	702	(20,119)
Molex, Inc.	1,180	(21,523)
Ciena Corp.*	1,871	(23,724)
National Semiconductor Corp.	1,811	(24,376)
Zebra Technologies Corp.*	985	(24,989)
NetApp, Inc.*	682	(25,445)
Dell, Inc.*	2,146	(25,881)
NCR Corp.*	2,421	(29,343)
KLA-Tencor Corp.	1,058	(29,497)
International Rectifier Corp.*	1,658	(30,855)
Atmel Corp.*	6,683	(32,078)
Electronic Arts, Inc.*	2,522	(36,317)
Monster Worldwide, Inc.*	3,245	(37,804)
NeuStar, Inc.*	1,871	(38,580)
Integrated Device Technology, Inc.*	7,822	(38,719)
Symantec Corp.*	2,818	(39,114)
Cadence Design Systems, Inc.*	7,121	(41,231)
Paychex, Inc.	1,658	(43,058)
Western Union Co.	3,021	(45,043)
IAC/InterActiveCorp.*	2,054	(45,126)
Mastercard, Inc.	233	(46,491)
VeriSign, Inc.*	1,761	(46,755)
Lam Research Corp.*	1,281	(48,755)

		(1,022,211)

HEALTH CARE - (5.5)%
Covance, Inc.*	10	(513)
CR Bard, Inc.	11	(853)
WellPoint, Inc.*	112	(5,480)
Aetna, Inc.	214	(5,645)
Myriad Genetics, Inc.*	488	(7,296)
Abraxis Bioscience, Inc.*	101	(7,494)
UnitedHealth Group, Inc.	387	(10,991)
Vertex Pharmaceuticals, Inc.*	387	(12,732)
Amylin Pharmaceuticals, Inc.*	692	(13,010)
VCA Antech, Inc.*	620	(15,351)
Hill-Rom Holdings, Inc.	508	(15,458)
Tenet Healthcare Corp.*	3,774	(16,379)
St. Jude Medical, Inc.*	458	(16,529)
Allergan, Inc.	316	(18,410)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

King Pharmaceuticals, Inc.*	2,492	$(18,914)
Cephalon, Inc.*	407	(23,097)
BioMarin Pharmaceutical, Inc.*	1,261	(23,909)
Charles River Laboratories International, Inc.*	762	(26,068)
Laboratory Corporation of America Holdings,*	346	(26,071)
Teleflex, Inc.	641	(34,793)
Genzyme Corp.*	752	(38,179)
Celgene Corp.*	762	(38,725)
United Therapeutics Corp.*	845	(41,244)
Eli Lilly & Co.	1,251	(41,909)
Patterson Companies, Inc.	1,545	(44,079)
Boston Scientific Corp.*	7,822	(45,368)
DaVita, Inc.*	732	(45,706)
Health Net, Inc.*	1,912	(46,595)
Gen-Probe, Inc.*	1,047	(47,555)
Allscripts-Misys Healthcare Solutions, Inc.*	13,110	(211,071)
Valeant Pharmaceuticals International,*	4,504	(235,514)

		(1,134,938)

FINANCIALS - (5.9)%
State Street Corp.	11	(372)
PNC Financial Services Group, Inc.	10	(565)
MetLife, Inc.	21	(793)
Hartford Financial Services Group, Inc.	51	(1,129)
Capital One Financial Corp.	40	(1,612)
SEI Investments Co.	91	(1,853)
Bank of Hawaii Corp.	41	(1,982)
SunTrust Banks, Inc.	103	(2,400)
RenaissanceRe Holdings Ltd.	51	(2,870)
Janus Capital Group, Inc.	356	(3,161)
Alleghany Corp.*	11	(3,226)
Lincoln National Corp.	143	(3,473)
Bank of New York Mellon Corp.	163	(4,024)
City National Corp.	82	(4,201)
Nationwide Health Properties, Inc.	122	(4,364)
Unitrin, Inc.	173	(4,429)
Principal Financial Group, Inc.	193	(4,524)
SLM Corp.*	437	(4,540)
Kimco Realty Corp.	356	(4,785)
Charles Schwab Corp.	397	(5,629)
Fidelity National Financial, Inc.§	437	(5,677)
MBIA, Inc.*	1,078	(6,048)
OneBeacon Insurance Group Ltd.	447	(6,401)
TCF Financial Corp.	386	(6,411)
Loews Corp.	194	(6,462)
Vornado Realty Trust	91	(6,638)
American National Insurance Co.	82	(6,640)

		MARKET
	SHARES	VALUE

Markel Corp.*	20	$(6,800)
CapitalSource, Inc.	1,434	(6,826)
Valley National Bancorp	529	(7,205)
Comerica, Inc.	244	(8,987)
Allstate Corp.	326	(9,366)
CB Richard Ellis Group, Inc.*	702	(9,554)
BB&T Corp.	367	(9,656)
BOK Financial Corp.	213	(10,111)
Synovus Financial Corp.	4,049	(10,284)
Wilmington Trust Corp.	976	(10,824)
Legg Mason, Inc.	417	(11,689)
XL Capital Ltd.	752	(12,040)
Moody’s Corp.	610	(12,151)
Affiliated Managers Group, Inc.*	203	(12,336)
American International Group, Inc.*	366	(12,605)
Goldman Sachs Group, Inc.	111	(14,571)
Wells Fargo & Co.	590	(15,104)
Camden Property Trust	377	(15,400)
Citigroup, Inc.*	4,109	(15,450)
Regions Financial Corp.	2,442	(16,068)
Equity Residential	387	(16,115)
NYSE Euronext	610	(16,854)
Old Republic International Corp.	1,403	(17,018)
Everest Re Group Ltd.	244	(17,256)
American Express Co.	437	(17,349)
Jefferies Group, Inc.	824	(17,370)
Whitney Holding Corp.	1,892	(17,501)
AON Corp.	488	(18,115)
Boston Properties, Inc.	264	(18,834)
Taubman Centers, Inc.	530	(19,944)
Greenhill & Company, Inc.	336	(20,540)
Associated Banc-Corp.	1,759	(21,565)
Marshall & Ilsley Corp.	3,062	(21,985)
Fulton Financial Corp.	2,359	(22,764)
White Mountains Insurance Group Ltd.	81	(26,260)
Progressive Corp.	1,565	(29,297)
TFS Financial Corp.	2,482	(30,802)
Plum Creek Timber Company, Inc.	895	(30,904)
St. Joe Co.*	1,434	(33,211)
Leucadia National Corp.*	1,881	(36,698)
Capitol Federal Financial	1,261	(41,815)
Arthur J Gallagher & Co.	1,780	(43,396)
Mercury General Corp.	1,088	(45,087)
AvalonBay Communities, Inc.	488	(45,565)
Regency Centers Corp.	1,332	(45,821)
Erie Indemnity Co.	1,048	(47,684)
KeyCorp	6,459	(49,670)
Marsh & McLennan Companies, Inc.	2,218	(50,016)

		(1,150,672)

38	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

UTILITIES - (5.7)%
Exelon Corp.	72	$(2,734)
SCANA Corp.	153	(5,471)
Duke Energy Corp.	367	(5,872)
Oneok, Inc.	204	(8,823)
Pepco Holdings, Inc.	630	(9,878)
TECO Energy, Inc.	804	(12,116)
Constellation Energy Group, Inc.	489	(15,770)
Calpine Corp.*	1,312	(16,689)
Great Plains Energy, Inc.	1,241	(21,122)
Consolidated Edison, Inc.	519	(22,369)
Ormat Technologies, Inc.	1,028	(29,082)
National Fuel Gas Co.	844	(38,723)
Dynegy, Inc.*	11,067	(42,608)
Integrys Energy Group, Inc.	1,018	(44,527)
AGL Resources, Inc.	1,251	(44,811)
Dominion Resources, Inc.	1,160	(44,938)
Sempra Energy	965	(45,152)
Alliant Energy Corp.	1,424	(45,198)
Equities Corp.	1,262	(45,609)
PPL Corp.	1,882	(46,956)
NSTAR	1,353	(47,355)
Southern Co.	1,444	(48,056)
Aqua America, Inc.	2,756	(48,726)
Public Service Enterprise Group, Inc.	1,577	(49,407)
RRI Energy, Inc.*	17,824	(67,553)
FirstEnergy Corp.	12,145	(427,868)

		(1,237,413)

ENERGY - (8.2)%
Unit Corp.*	20	(812)
Devon Energy Corp.	30	(1,828)
Helix Energy Solutions Group, Inc.*	306	(3,296)
Massey Energy Co.	133	(3,638)
Teekay Corp.	143	(3,742)
FMC Technologies, Inc.*	102	(5,371)
Newfield Exploration Co.*	113	(5,521)
EXCO Resources, Inc.	397	(5,800)
Range Resources Corp.	153	(6,143)
Plains Exploration & Production Co.*	346	(7,131)
El Paso Corp.	804	(8,932)
Exterran Holdings, Inc.*	397	(10,247)
Valero Energy Corp.	957	(17,207)
Superior Energy Services, Inc.*	1,017	(18,987)
Forest Oil Corp.*	702	(19,207)
Denbury Resources, Inc.*	1,912	(27,992)
Comstock Resources, Inc.*	1,210	(33,541)
Holly Corp.	1,535	(40,800)
Petrohawk Energy Corp.*	2,431	(41,254)

		MARKET
	SHARES	VALUE

ConocoPhillips	904	$(44,377)
Frontier Oil Corp.	3,519	(47,331)
Apache Corp.	1,568	(132,010)
SandRidge Energy, Inc.*	38,958	(227,125)
Schlumberger Ltd.	7,042	(389,704)
Exxon Mobil Corp.	10,262	(585,652)

		(1,687,648)

Total Common Stocks Sold Short (proceeds $9,183,726)		$(8,727,708)

	CONTRACTS
OPTIONS WRITTEN(a) - 0.0% Call Options on:
September 2010 Sybase Inc. Expiring with strike price of 65.0	(20)	(100)
September 2010 OSI Pharmaceuticals Inc. Expiring with strike price of 57.5	(22)	(110)
July 2010 EV3 Inc. Expiring with strike price of 22.5	(97)	(485)
December 2010 Psychiatric Solutions Inc. Expiring with strike price of 35.0	(50)	(1,000)
July 2010 Alcon Inc. Expiring with strike price of 145.0	(5)	(3,125)
October 2010 RCN Corp. Expiring with strike price of 15.0	(29)	(145)
July 2010 Phase Forward Inc. Expiring with strike price of 17.5	(100)	(1,000)

Total Options Written (Premiums Received $6,457)		(5,965)

	SHARES
EXCHANGE TRADED FUNDS SOLD SHORT(a) - (6.3)%
iShares MSCI Belgium Investable Market Index Fund	21	(228)
iShares MSCI Austria Investable Market Index Fund	20	(305)
iShares MSCI Netherlands Investable Market Index Fund	20	(342)
iShares MSCI Brazil Index Fund	10	(620)
iShares MSCI Spain Index Fund	20	(637)
iShares MSCI BRIC Index Fund	21	(861)
iShares MSCI Singapore Index Fund	81	(910)
iShares MSCI Taiwan Index Fund	92	(1,030)
iShares MSCI United Kingdom Index Fund	91	(1,223)
iShares MSCI Germany Index Fund	120	(2,245)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Powershares QQQ	307	$(13,112)
iShares MSCI Italy Index Fund	1,088	(15,014)
iShares MSCI France Index Fund	803	(15,707)
iShares MSCI EMU Index Fund	925	(26,409)
iShares MSCI EAFE Index Fund	1,078	(50,138)
iShares Russell 2000 Index Fund	4,556	(278,281)
SPDR S & P 500 ETF Trust	8,434	(870,557)

Total Exchange Traded Funds Sold Short (proceeds $1,334,910)		(1,277,619)

Total Securities Sold Short – (49.0%) (proceeds $10,525,093)		$(10,011,292)

Cash & Other Assets,
Less Liabilities – 65.9%		13,466,425

Net Assets – 100.0%		$20,420,648

		Unrealized
	CONTRACTS	Gain (Loss)

FUTURE CONTRACTS PURCHASED(a)
September 2010 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Market Value of Contracts $2,452,500)	20	44,814

CURRENCY FUTURES PURCHASED(a)
September 2010 New Zealand Dollar Futures Contracts (Aggregate Market Value of
Contracts $1,023,300)	15	39,731
September 2010 Australian Dollar Futures Contracts (Aggregate Market Value of
Contracts $1,000,920)	12	35,070
September 2010 Norwegian Krone Futures Contacts (Aggregate Market Value of
Contracts $913,800)	3	$15,832

(Total Aggregate Market Value of Contracts $2,938,020)		$90,633

COMMODITY FUTURES PURCHASED(a)
August 2010 Gold 100 Oz Futures Contracts (Aggregate Market Value of
Contracts $248,860)	2	16,031
May 2011 Coffee Futures Contracts (Aggregate Market Value of
Contracts $123,750)	2	11,804
December 2010 Cotton #2 Futures Contracts (Aggregate Market Value of
Contracts $76,850)	2	3,601

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

December 2010 Lean Hogs Futures Contracts (Aggregate Market Value of
Contracts $86,820)	3	$(796)
September 2010 Silver Futures Contracts (Aggregate Market Value
of Contracts $93,125)	1	(1,629)

(Total Aggregate Market Value of Contracts $629,405)		$29,011

FUTURE CONTRACTS PURCHASED(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $1,517,750)	25	(21,570)
September 2010 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $1,489,110)	21	(35,728)

(Total Aggregate Market Value of Contracts $3,006,860)		$(57,298)

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 S & P 500 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $3,024,488)	59	76,476
September 2010 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Market Value of
Contracts $7,879,500)	36	(32,117)

(Total Aggregate Market Value of Contracts $10,903,988)		$44,359

COMMODITY FUTURES SOLD SHORT(a)
May 2011 Sugar #11 Futures Contracts (Aggregate Market Value of
Contracts $129,125)	7	7,887
September 2010 WTI Crude Futures Contracts (Aggregate Market Value of
Contracts $75,740)	1	5,046
December 2010 LME Zinc Futures Contracts (Aggregate Market Value of
Contracts $90,750)	2	3,568
September 2010 Wheat Futures Contracts (Aggregate Market Value of
Contracts $168,087)	7	3,527

40	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 MULTI-HEDGE STRATEGIES FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

December 2010 Soybean Oil Futures Contracts (Aggregate Market Value of Contracts $111,510)	5	$2,350
December 2010 Corn Futures Contracts (Aggregate Market Value of Contracts $93,375)	5	1,543
December 2010 LME Lead Futures Contracts (Aggregate Market Value of Contracts $44,150)	1	178
July 2011 Wheat Futures Contracts (Aggregate Market Value of Contracts $56,650)	2	(1,633)
December 2010 Copper Futures Contracts (Aggregate Market Value of Contracts $73,975)	1	(3,854)
April 2011 Live Cattle Futures Contracts (Aggregate Market Value of Contracts $154,800)	4	(4,081)
December 2010 LME Primary Aluminum Futures Contacts (Aggregate Market Value of Contracts $150,056)	3	(4,867)

(Total Aggregate Market Value of Contracts $1,148,218)		$9,664

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES SOLD SHORT(a)
September 2010 Japanese Yen Currency Futures Contracts (Aggregate Market Value of Contracts $991,200)	7	$(35,543)
September 2010 Swedish Krona Futures Contacts (Aggregate Market Value of Contracts $1,032,800)	4	(45,850)
September 2010 Swiss Franc Futures Contracts (Aggregate Market Value of Contracts $1,045,125)	9	(74,385)

(Total Aggregate Market Value of Contracts $3,069,125)		$(155,778)

*	Non-income producing security

†	Repurchase Agreements — See Note 7.

§	All or a portion of this security is pledged as short collateral at June 30, 2010.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

REIT — Real Estate Investment Trust
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	41

 MULTI-HEDGE STRATEGIES FUND
CONSOLIDATED STATEMENT
OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2010

ASSETS:
Investments, at value	$14,092,898
Repurchase agreement, at value	2,872,617

Total investments	16,965,515
Segregated cash with broker	15,949,333
Cash	6,519
Securities sold	1,874,114
Fund shares sold	2,480,986
Dividends	13,879
Other assets	6,441

Total assets	37,296,787

LIABILITIES:
Securities sold short, at value	10,005,327
Options written, at value	5,965
Variation margin	66,839
Securities purchased	1,759,121
Fund shares redeemed	4,995,792
Management fees	21,434
Custodian fees	256
Interest	21,405

Total liabilities	16,876,139

NET ASSETS	$20,420,648

NET ASSETS CONSIST OF:
Paid in capital	31,633,913
Accumulated net investment loss	(139,951)
Accumulated net realized loss on sale of investments	(12,057,117)
Net unrealized appreciation in value of investments	983,803

Net assets	20,420,648

Capital shares outstanding	1,033,785
Net asset value per share	$19.75

Investments, at cost	$13,628,304
Repurchase agreement, at cost	2,872,617

Total cost	$16,500,921
Securities sold short, proceeds	10,518,636
Premiums received for written options	6,457
CONSOLIDATED STATEMENT
OF OPERATIONS
(Unaudited)
Period Ended June 30, 2010

INVESTMENT INCOME:
Dividends	$137,829
Interest	5,176

Total investment income	143,005

EXPENSES:
Management fees	155,446
Short sales dividend expense	109,703
Prime broker interest expense	31,465
Miscellaneous	1,061

Total expenses	297,675
Less Expenses waived by Advisor	(15,642)

Net Expenses	282,033

Net investment loss	(139,028)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
Investment securities	(661,401)
Futures	174,055
Foreign currency	(3)
Options written	(297,718)

Net realized loss	(785,067)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(875,344)
Securities sold short	1,402,403
Futures	(27,452)
Options written	40,058
Foreign currency	3

Net unrealized appreciation	539,668

Net loss	(245,399)

Net decrease in net assets resulting from operations	$(384,427)

42	|	THE RYDEX |SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

  MULTI-HEDGE STRATEGIES FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(139,028)	$(231,919)
Net realized gain (loss) during the year or period on investments	(785,067)	146,778
Net unrealized appreciation (depreciation) during the year or period on investments	539,668	(521,589)

Net decrease in net assets resulting from operations	(384,427)	(606,730)

Distributions to shareholders from:
Net investment income	—	(294,753)

Total distributions to shareholders	—	(294,753)

Capital Share Transactions:
Proceeds from sale of shares	14,804,884	28,020,716
Distributions reinvested	—	249,753
Cost of shares redeemed	(19,562,630)	(37,182,855)

Net decrease from capital share transactions	(4,757,746)	(6,557,390)

Net decrease in net assets	(5,142,173)	(7,458,873)
Net Assets:
Beginning of year or period	25,562,821	33,021,694

End of year or period	$20,420,648	$25,562,821

Accumulated net investment loss at end of year or period	$(139,951)	$(923)

Capital share activity:
Shares sold	618,677	1,531,493
Shares reinvested	—	14,585
Shares redeemed	(859,210)	(1,846,273)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	43

 MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a,h]	2009 [h]	2008	2007	2006	2005	[b]

Per Share Data
Net asset value, beginning of period	$20.06		$20.97	$25.95	$26.20	$25.20	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)		(.19)	.16	.74	.80	.05
Net gain (loss) on securities (realized and unrealized)	(.20)		(.50)	(5.02)	.27	.87	.15

Total from investment operations	(.31)		(.69)	(4.86)	1.01	1.67	.20

Less distributions:
Dividends from net investment income	—		(.22)	(.12)	(1.00)	(.30)	—
Distributions from realized gains	—		—	—	(.26)	(.37)	—

Total distributions	—		(.22)	(.12)	(1.26)	(.67)	—

Net asset value, end of period	$19.75		$20.06	$20.97	$25.95	$26.20	$25.20

Total Return[d]	(1.55%	)	(3.28% )	(18.72% )	3.84%	6.64%	0.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,421		$25,563	$33,022	$31,437	$22,557	$3,323

Ratios to average net assets:
Net investment income (loss)	(1.14%	)	(0.95% )	0.67%	2.72%	3.08%	2.28%	[e]
Total expenses	2.45%		1.87%	1.81%	1.69%	1.70%	1.45%	[e]
Net expenses[f]	2.32%		1.84%	1.81%	1.69%	1.70%	1.45%	[e]
Operating expenses[g]	1.16%		1.15%	1.15%	1.17%	1.16%	1.20%	[e]

Portfolio turnover rate	334%		1,074%	1,447%	421%	309%	19%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: November 29, 2005.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Operating Expenses exclude interest and dividend expense from securities sold short.

[h]	Consolidated
44	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCI™ Commodity Index (formerly known as the S&P GSCI Total Return Index).
Inception: September 30, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as structured notes futures contracts, and options on index futures.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 COMMODITIES STRATEGY FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS(a) - 1.7%
iShares S&P GSCI Commodity Indexed Trust*	8,999	$250,082

Total Exchange Traded Funds (Cost $251,100)		250,082

	FACE
	AMOUNT
STRUCTURED NOTES(b)†22.9%
Commonwealth Bank of Australia, S&P GSCI Total Return Linked Notes at 0.05% due 07/23/10	$3,000,000	3,314,763

Total Structured Notes (Cost $3,000,000)		3,314,763

REPURCHASE AGREEMENTS(b)††71.1%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	2,095,319	2,095,319
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	2,095,319	2,095,319
Mizuho Financial Group, Inc.
issued 06/30/10 at 0.00% due 07/01/10	2,095,319	2,095,319
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	2,095,319	2,095,319
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,895,489	1,895,489

Total Repurchase Agreements
(Cost $10,276,765)		10,276,765

Total Investments – 95.7% (Cost $13,527,865)		$13,841,610

Cash & Other Assets,
Less Liabilities – 4.3%		622,774

Total Net Assets – 100.0%		$14,464,384

		UNREALIZED
	CONTRACTS	Gain (Loss)

FUTURES CONTRACTS PURCHASED(a)
July 2010 Goldman Sachs Group (Aggregate Market Value of Contracts $4,446,000)	36	$122,005

COMMODITY FUTURES CONTRACTS PURCHASED(a)
August 2010 WTI Crude Futures Contracts (Aggregate Market Value of Contracts $376,050)	5	(2,318)

*	Non Income Producing Security

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is 9,315,420 as of June 30, 2010 — See Note 2.

††	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
46	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENT
OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2010

Assets:
Investments, at value	$3,564,845
Repurchase agreement, at value	10,276,765

Total investments	13,841,610
Segregated cash with broker	489,375
Variation margin	6,174
Fund shares sold	366,309
Interest	658

Total assets	14,704,126

Liabilities:
Fund shares redeemed	207,858
Management fees	7,542
Custodian fees	379
Transfer agent/maintenance fees	2,873
Distribution and service fees	2,873
Portfolio accounting fees	1,149
Other	17,068

Total liabilities	239,742

Net assets	$14,464,384

Net assets consist of:
Paid in capital	31,610,051
Accumulated net investment loss	(208,610)
Accumulated net realized loss on sale of investments	(17,370,489)
Net unrealized appreciation in value of investments	433,432

Net assets	14,464,384

Capital shares outstanding	1,309,436
Net asset value per share	$11.05

Investments, at cost	$3,251,100
Repurchase agreement, at cost	10,276,765

Total cost	$13,527,865
CONSOLIDATED STATEMENT
OF OPERATIONS
(Unaudited)
Period Ended June 30, 2010

Investment Income:
Interest	$7,634

Total investment income	7,634

Expenses:
Management fees	69,230
Transfer agent and administrative fees	21,889
Distribution and Service Fees	21,889
Portfolio accounting fees	8,755
Trustees’ fees*	1,226
Audit and outside service fees	12,510
Miscellaneous	1,740

Total expenses	137,239
Less Expenses waived by Advisor	(3,622)

Net Expenses	133,617

Net investment loss	(125,983)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	587,455
Futures	231,960

Net realized gain	819,415

Net unrealized appreciation (depreciation) during the period on:
Investment securities	(3,081,374)
Futures	48,672

Net unrealized depreciation	(3,032,702)

Net loss	(2,213,287)

Net decrease in net assets resulting from operations	$(2,339,270)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	47

 COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(125,983)	$(221,532)
Net realized gain (loss) during the year or period on investments	819,415	(1,534,044)
Net unrealized appreciation (depreciation) during the year or period on investments	(3,032,702)	3,648,227

Net increase (decrease) in net assets resulting from operations	(2,339,270)	1,892,651

Distributions to shareholders from:
Net investment income	—	(362,231)

Total distributions to shareholders	—	(362,231)

Capital share transactions:
Proceeds from sale of shares	10,485,764	39,045,949
Distributions reinvested	—	362,231
Cost of shares redeemed	(15,068,406)	(35,333,621)

Net increase (decrease) from capital share transactions	(4,582,642)	4,074,559

Net increase (decrease) in net assets	(6,921,912)	5,604,979

Net assets:
Beginning of year or period	21,386,296	15,781,317

End of year or period	$14,464,384	$21,386,296

Accumulated net investment loss at end of year or period	$(208,610)	$(82,627)

Capital share activity:
Shares sold	867,965	3,365,908
Shares reinvested	—	29,118
Shares redeemed	(1,258,614)	(3,070,935)
48	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2010	[a,g]	2009 [g]	2008	2007	2006	2005	[b]

Per Share Data
Net asset value, beginning of period	$12.58		$11.47	$23.78	$18.15	$22.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)		(.13)	.15	.71	.50	.14
Net gain (loss) on securities (realized and unrealized)	(1.44)		1.45	(11.69)	4.92	(4.45)	(2.98)

Total from investment operations	(1.53)		1.32	(11.54)	5.63	(3.95)	(2.84)

Less distributions:
Dividends from net investment income	—		(.21)	(.77)	—	—	(.06)
Total distributions	—		(.21)	(.77)	—	—	(.06)

Net asset value, end of period	$11.05		$12.58	$11.47	$23.78	$18.15	$22.10

Total Return[d]	(12.16%	)	11.56%	(49.02% )	31.02%	(17.87% )	(11.34%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,464		$21,386	$15,781	$43,624	$20,269	$28,187

Ratios to average net assets:
Net investment income (loss)	(1.44%	)	(1.10% )	0.56%	3.52%	2.34%	2.41%	[e]
Total expenses	1.57%		1.58%	1.50%	1.48%	1.50%	1.64%	[e]
Net expenses[f]	1.53%		1.46%	1.29%	1.28%	1.31%	1.64%	[e]

Portfolio turnover rate	38%		359%	427%	346%	109%	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: September 30, 2005.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Annualized.

[f]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[g]	Consolidated
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization, Consolidation of Subsidiary, and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2010, the Trust consisted of fifty-eight separate Funds. This report covers the Alternatives Funds (the “Funds”), while the other Funds are contained in separate reports.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and un-affiliated funds (the “underlying funds”) instead of individual securities.
Valu-Trac Investment Management Limited and Security Global Investors, LLC serve as the investment sub-advisors to the International Long Short Select Fund. Valu-Trac Investment Management Limited is responsible for the development and ongoing maintenance of the investment management strategy utilized by that Fund.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
The consolidated financial statements include the accounts of the wholly-owned and controlled Cayman Islands subsidiaries (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.
The Funds may invest up to 25% of their total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.
A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets
	Inception	Net Assets	of the Fund
	Date of	at June 30,	at June 30,
	Subsidiary	2010	2010
Managed Futures Strategy Fund	11/07/08	$2,347,142	11.2%
Multi-Hedge Strategies Fund	04/15/09	2,629,018	12.9%
Commodities Strategy Fund	07/21/09	1,682,688	11.6%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Open-ended investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized

50	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of foreign equity and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Structured notes are valued in accordance with the terms of their agreements at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to:
(i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund.
Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At June 30, 2010, none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, structured notes and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles require disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in currency, and financial-linked derivative instruments, including futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis
Managed Futures Strategy Fund	-25%
Multi-Hedge Strategies Fund	-30%
Commodities Strategy Fund	35%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investment Securities	Investment Securities
Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Written Options at Market Value
Currency/Commodity/Interest Rate contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2010:

Asset Derivative Investments Value
			Written
	Futures		Options		Futures		Futures	Futures
	Equity		Equity		Currency		Commodity	Interest Rate	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	June 30, 2010
U.S. Long Short Momentum Fund	$—		$—		$—		$—	$—	$—
International Long Short Select Fund	—		—		—		—	—	—
Alternative Strategies Allocation Fund	—		—		—		—	—	—
Managed Futures Strategy Fund	—		—		124,310		172,008	143,061	439,379
Multi-Hedge Strategies Fund	76,476		—		90,633		55,535	44,814	267,458
Commodities Strategy Fund	122,005		—		—		—	—	122,005

Liability Derivative Investments Value
			Written
	Futures		Options		Futures		Futures	Futures
	Equity		Equity		Currency		Commodity	Interest Rate	Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	Contracts	June 30, 2010
U.S. Long Short Momentum Fund	$—		$—		$—		$—	$—	$—
International Long Short Select Fund	—		—		—		—	—	—
Alternative Strategies Allocation Fund	—		—		—		—	—	—
Managed Futures Strategy Fund	—		—		193,268		183,666	—	376,934
Multi-Hedge Strategies Fund	57,298		5,965		155,778		16,860	32,117	268,018
Commodities Strategy Fund	—		—		—		2,318	—	2,318

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on investment securities
Change in net unrealized appreciation (depreciation) on investment securities
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on written options
Currency/Commodity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
		Written
	Futures	Options		Futures	Futures	Futures
	Equity	Equity		Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts *	Contracts	*	Contracts*	Contracts	Contracts	June 30, 2010
U.S. Long Short Momentum Fund	$—	$—		$—	$—	$—	$—
International Long Short Select Fund	(1,344,281)	—		47,231	—	—	(1,297,050)
Alternative Strategies Allocation Fund	—	—		—	—	—	—
Managed Futures Strategy Fund	—	—		84,419	(1,083,493)	(636,640)	(1,635,714)
Multi-Hedge Strategies Fund	597,219	(297,718)		(178,313)	(240,361)	(4,490)	(123,663)
Commodities Strategy Fund	(157,624)	—		—	389,584	—	231,960
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
		Written
	Futures	Options		Futures		Futures	Futures
	Equity	Equity		Currency		Commodity	Interest Rate	Total Value at
Fund	Contracts *	Contracts	*	Contracts	*	Contracts	Contracts	June 30, 2010
U.S. Long Short Momentum Fund	$—	$—		$—		$—	$—	$—
International Long Short Select Fund	(265,569)	—		66,629		—	—	(198,940)
Alternative Strategies Allocation Fund	—	—		—		—	—	—
Managed Futures Strategy Fund	—	—		419,200		(433,267)	324,912	310,845
Multi-Hedge Strategies Fund	(97,040)	40,058		34,958		(9,031)	43,661	12,606
Commodities Strategy Fund	110,802	—		—		(62,130)	—	48,672
4.    Call Options Written
Transactions in options written during the period ended June 30, 2010, were as follows:

	Multi-Hedge Strategies Fund
	Number of	Premiums
	Contracts	Received
Options outstanding at December 31, 2009	93	$139,381
Options written	467	336,905
Options terminated in closing purchase transactions	(152)	(467,572)
Options expired	(85)	(2,257)
Options exercised	—	—

Options outstanding at June 30, 2010	323	6,457
5.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Commodities Strategy Fund; 0.90% of the average daily net assets of the U.S. Long Short Momentum Fund, the International Long Short Select Fund and the Managed Futures Strategy Fund, and 1.15% of the average daily net assets of the Multi-Hedge Strategies Fund. The Alternative Strategies Allocation Fund does not pay Rydex Investments a management fee.
As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Multi-Hedge Strategies Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Rydex Investments manages the investment and reinvestment of the assets of the Alternative Strategies Allocation Fund in accordance with the investment objectives, policies, and limitations of the Fund. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Fund, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. The Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by Rydex Investments, as previously noted.
Rydex Investments provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by Rydex Investments, as previously noted.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by Rydex Investments, as previously noted. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25%
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	55

0

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
Certain officers and trustees of the Trust are also officers of Rydex Investments.
6.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 – 2009), and has concluded that no provision for income tax is required in the Funds’ financial statements.
The Managed Futures Strategy Fund, Commodities Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirement under Subchapter M of the Code. The Managed Futures Strategy Fund and Commodities Strategy Fund have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code. The Multi-Hedge Strategies Fund intends to invest in the Multi-Hedge Subsidiary on a basis consistent with the private letter ruling issued to the Commodities Strategy Fund. The Multi-Hedge Strategies Fund intends to also take the position that the income it receives from the Multi-Hedge Subsidiary will constitute qualifying income for purposes of Subchapter M of the Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, constructive sales, unsettled short sales and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

	Tax	Tax Unrealized	Tax Unrealized	Net Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
U.S. Long Short Momentum Fund	56,949,037	1,110,800	(5,062,496)	(3,951,696)
International Long Short Select Fund	6,437,688	145,632	(122,388)	23,244
Alternative Strategies Allocation Fund	5,449,668	(19,405)	(193,328)	(212,733)
Managed Futures Strategy Fund	22,749,506	—	(1,501)	(1,501)
Multi-Hedge Strategies Fund	16,673,660	881,844	(589,989)	291,855
Commodities Strategy Fund	13,536,917	308,194	(2,844)	305,350
7.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Credit Suisse Group	0.01% due 07/01/10	$69,029,426	$69,029,426	$69,029,503
UBS Financial Services, Inc.	0.01% due 07/01/10	65,000,000	65,000,000	65,000,072
Morgan Stanley	0.01% due 07/01/10	65,000,000	65,000,000	65,000,036
Mizuho Financial Group, Inc.	0.00% due 07/01/10	65,000,000	65,000,000	65,000,000
HSBC Group	0.00% due 07/01/10	65,000,000	65,000,000	65,000,000

			$329,029,426	$329,029,611

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value
U.S. Treasury Notes	02/29/12 - 05/31/16	0.88% - 3.38%	$181,717,700	$185,853,306
U.S. Treasury Bonds	02/15/38 - 05/15/40	4.38%	88,388,600	96,510,337
U.S. TIP Note	04/15/11	2.38%	47,455,000	53,256,151

				$335,619,794

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund will receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

		Level 1			Level 2
	Level 1	Other		Level 2	Other
	Investments	Financial		Investments	Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total
Assets
U.S. Long Short Momentum Fund	$48,580,693	$—		$4,416,648	$—		$52,997,341
International Long Short Select Fund	4,972,448	—		1,488,484	—		6,460,932
Alternative Strategies Allocation Fund	5,107,183	—		174,464	—		5,281,647
Managed Futures Strategy Fund	—	62,475		22,747,976	—		22,810,451
Multi-Hedge Strategies Fund	14,092,898	—		2,872,617	—		16,965,515
Commodities Strategy Fund	250,082	119,687		13,591,528	—		13,961,297
Liabilities
U.S. Long Short Momentum Fund	4,584,389	—		—	—		4,584,389
International Long Short Select Fund	2,442,151	—		—	—		2,442,151
Alternative Strategies Allocation Fund	—	—		—	—		—
Managed Futures Strategy Fund	—	—		—	—		—
Multi-Hedge Strategies Fund	10,005,327	5,965		—	—		10,011,292
Commodities Strategy Fund	—	—		—	—		—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the end of the period. As of June 30, 2010, International Long Short Select Fund had long securities with a total value of $3,516,311, and short securities with total value of ($2,442,152) transferred from Level 1 to Level 2. The fair market value of these securities were adjusted due to developments which occurred between the time of the close of the foreign markets in which they trade and the close of business on the NYSE which resulted in their Level 2 classification. There were no securities that transferred from Level 2 to Level 1.
9.    Securities Transactions
During the period ended June 30, 2010 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	U.S. Long Short	International	Alternative	Managed Futures	Multi-Hedged
	Momentum	Long Short Select	Strategies	Strategy	Strategies
	Fund	Fund	Allocation Fund	Fund	Fund
Purchases	$107,536,286	$8,014,262	$5,712,975	$—	$12,188,787
Sales	$125,091,220	$13,809,548	$5,387,066	$—	$11,411,821

	Commodities
	Strategy Fund
Purchases	$3,302,617
Sales	$6,175,370
10.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
11.    Name Changes
Effective May 28, 2010, the All-Cap Opportunity Fund changed its Fund name to U.S. Long Short Momentum Fund. Effective June 7, 2010, the International Opportunity Fund changed its name to International Long Short Select Fund. The name changes did not have any impact on the Funds’ investment objectives, ticker and CUSIP.
12.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
58	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Variable Trust and Rydex Advisors II, LLC. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained

U.S. Long Short Momentum Fund	3,783,972	65,334	150,341
International Long Short Select Fund	281,646	31,386	29,037
Alternative Strategies Allocation Fund	252,949	15,472	6,322
Managed Futures Strategy Fund	978,753	20,651	166,130
Multi-Hedge Strategies Fund	1,094,186	41,522	67,865
Commodities Strategy Fund	1,359,614	16,999	53,670
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment sub-advisory agreement between Rydex Advisors II, LLC and Security Global Investors, LLC. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained

International Long Short Select Fund	270,974	31,386	39,709
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment sub-advisory agreement between Rydex Advisors II, LLC and Valu-Trac Investment Management Limited. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained

International Long Short Select Fund	276,204	36,827	29,037
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained

U.S. Long Short Momentum Fund	3,740,936	55,341	203,370
International Long Short Select Fund	276,892	32,768	32,409
Alternative Strategies Allocation Fund	252,949	1,663	20,131
Managed Futures Strategy Fund	978,537	1,700	185,296
Multi-Hedge Strategies Fund	1,094,254	20,619	88,700
Commodities Strategy Fund	1,358,921	1,196	70,166
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

60	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
62	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

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JUNE 30, 2010
RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
ASSET ALLOCATION FUNDS
ALL-ASSET CONSERVATIVE STRATEGY FUND
ALL-ASSET MODERATE STRATEGY FUND
ALL-ASSET AGGRESSIVE STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

ALL-ASSET CONSERVATIVE STRATEGY FUND	6

ALL-ASSET MODERATE STRATEGY FUND	11

ALL-ASSET AGGRESSIVE STRATEGY FUND	16

NOTES TO FINANCIAL STATEMENTS	21

OTHER INFORMATION	26

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	27
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
2	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,

Michael Byrum
President & Chief Investment Officer
*Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

					Beginning	Ending	Expenses
	Expense		Fund		Account Value	Account Value	Paid During
	Ratio	[1]	Return		December 31, 2009	June 30, 2010	Period	[2]
Table 1. Based on actual Fund return[3]
All-Asset Conservative Strategy Fund	0.00%		(1.45%	)	$1,000.00	$985.50	$—
All-Asset Moderate Strategy Fund	0.00%		(3.53%	)	1,000.00	964.70	—
All-Asset Aggressive Strategy Fund	0.00%		(4.00%	)	1,000.00	960.00	—

Table 2. Based on hypothetical 5% return (before expenses)
All-Asset Conservative Strategy Fund	0.00%		5.00%		1,000.00	1,024.79	—
All-Asset Moderate Strategy Fund	0.00%		5.00%		1,000.00	1,024.79	—
All-Asset Aggressive Strategy Fund	0.00%		5.00%		1,000.00	1,024.79	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2009 to June 30, 2010.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

FUND PROFILE (Unaudited)
June 30, 2010
ALL-ASSET CONSERVATIVE STRATEGY FUND
OBJECTIVE: To primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.
Inception: October 27, 2006
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

SBL Fund — Series E (U.S. Intermediate Bond Series)	20.5%
SBL Fund — Series P (High Yield Series)	9.1%
RVT — U.S. Long Short Momentum Fund	7.5%
RSF — Equity Market Neutral Fund — Class-H	7.1%
RSF — S&P 500 Fund — Class-H	6.1%
RSF — Long Short Interest Rate Strategy Fund — Class-H	5.6%
RVT — Government Long Bond 1.2x Strategy Fund	4.8%
RSF — Global 130/30 Strategy Fund — Class-H	4.6%
SBL Fund — Series Y (Select 25 Series)	4.2%
SBL Fund — Series B (Large Cap Value Series)	4.2%

Top Ten Total	73.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 ALL-ASSET CONSERVATIVE STRATEGY FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS(a)†† - 85.7%
SBL Fund — Series E (U.S. Intermediate Bond Series)	151,697	$1,940,203
SBL Fund — Series P (High Yield Series)	35,678	864,482
RVT — U.S. Long Short Momentum Fund	67,268	709,009
RSF — Equity Market Neutral Fund — Class-H	28,120	668,982
RSF — S&P 500 Fund — Class-H	28,212	577,788
RSF — Long Short Interest Rate Strategy Fund — Class-H*	21,351	533,768
RVT — Government Long Bond 1.2x Strategy Fund	59,189	459,309
RSF — Global 130/30 Strategy Fund — Class-H	53,128	440,428
SBL Fund — Series Y (Select 25 Series)	50,196	396,048
SBL Fund — Series B (Large Cap Value Series)	19,008	395,377
RVT — Managed Futures Strategy Fund*	9,381	205,913
RSF — Event Driven and Distressed Strategies Fund — Class-H*	7,039	175,967
SBL Fund — Series D (Global)	14,670	119,120
SBL Fund — Series V (Mid Cap Value Series)	2,494	118,743
SBL Fund — Series J (Mid Cap Growth Series)	5,031	115,657
RSF — Long Short Equity Strategy Fund — Class-H*	3,554	88,844
RSF — Alternative Strategies Fund — Class-H*	3,523	88,065
RSF — Long/Short Commodities Strategy Fund — Class-H*	2,694	63,541
SBL Fund — Series X (Small Cap Growth Series)*	3,097	44,133
SBL Fund — Series Q (Small Cap Value Series)	1,571	42,194
RSF — Russell 2000 Fund — Class-H	1,890	39,075
RVT — Commodities Strategies Fund	2,826	31,225

Total Mutual Funds (Cost $7,584,082)		8,117,871

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b)† - 10.5%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$990,881	$990,881

Total Repurchase Agreement (Cost $990,881)		990,881

Total Investments — 96.2% (Cost $8,574,963)		$9,108,752
Cash & Other Assets, Less Liabilities — 3.8%		360,402

Total Net Assets — 100.0%		$9,469,154

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 5.

††	Affiliated Funds

(a)	Value determined based on Level 1 inputs — See Note 6.

(b)	Value determined based on Level 2 inputs — See Note 6.

RSF — Rydex Series Funds RVT — Rydex Variable Trust SBL — Security Benefit Life
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

 ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investment securities in affiliated funds, at value	$8,117,871
Repurchase agreement, at value	990,881

Total investments	9,108,752
Securities sold	1,750,004
Fund shares sold	364,471
Dividends	3

Total assets	11,223,230

Liabilities:
Securities purchased	1,750,004
Fund shares redeemed	4,072

Total liabilities	1,754,076

Net assets	$9,469,154

Net assets consist of:
Paid in capital	11,132,962
Undistributed net investment income	180,472
Accumulated net realized loss on sale of investments	(2,378,069)
Net unrealized appreciation in value of investments	533,789

Net assets	9,469,154

Capital shares outstanding	420,785

Net asset value per share	$22.50

Investments, at cost	$7,584,082
Repurchase agreement, at cost	990,881

Total cost	$8,574,963
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

Investment Income:
Dividends from affiliated funds	$5,160
Interest	624

Total investment income	5,784

Expenses:
Total expenses	—

Net investment income	5,784

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(181,626)

Net realized loss	(181,626)

Net unrealized appreciation (depreciation) during the period on:
Investments	53,676

Net unrealized appreciation	53,676

Net loss	(127,950)

Net decrease in net assets resulting from operations	$(122,166)

8	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$5,784	$170,172
Net realized loss during the year or period on investments	(181,626)	(477,712)
Net unrealized appreciation during the year or period on investments	53,676	641,235

Net increase (decrease) in net assets resulting from operations	(122,166)	333,695

Distributions to shareholders from:
Net investment income	—	(147)

Total distributions to shareholders	—	(147)

Capital Share Transactions:
PROCEEDS FROM SALE OF SHARES	5,961,613	7,584,215
DISTRIBUTIONS REINVESTED	—	147
COST OF SHARES REDEEMED	(4,541,125)	(10,769,408)

Net increase (decrease) from capital share transactions	1,420,488	(3,185,046)

Net increase (decrease) in net assets	1,298,322	(2,851,498)
Net assets:
Beginning of year or period	8,170,832	11,022,330

End of year or period	$9,469,154	$8,170,832

Undistributed net investment income at end of year or period	$180,472	$174,688

Capital share activity:
Shares sold	259,486	354,336
Shares reinvested	—	6
Shares redeemed	(196,567)	(503,699)
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

 ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31
	2010[a]	2009		2008	2007	2006[b]
Per Share Data
Net asset value, beginning of period	$22.83	$21.73		$25.68	$25.09	$25.00

Income (loss) from investment operations:
Net investment income[c]	.01	.40		.89	.61	.45
Net gain (loss) on securities (realized and unrealized)	(.34)	.70		(3.67)	1.00	(.02)

Total from investment operations	(.33)	1.10		(2.78)	1.61	.43

Less distributions:
Dividends from net investment income[f]	—	(—	)§	(.91)	(.33)	(.33)
Distributions from realized gains[f]	—	—		(.26)	(.69)	(.01)

Total distributions	—	(—	)§	(1.17)	(1.02)	(.34)

Net asset value, end of period	$22.50	$22.83		$21.73	$25.68	$25.09

Total Return[d]	(1.45% )	5.06%		(10.83% )	6.45%	1.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,469	$8,171		$11,022	$5,439	$432

Ratios to average net assets:
Net investment income	0.13%	1.86%		3.72%	2.33%	9.77% [g]
Total expenses[e]	—	0.00%		0.01%	0.03%	—

Portfolio turnover rate	94%	291%		314%	395%	18%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 27, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information does not include expenses of underlying funds in which the Funds invest.

[f]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[g]	Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

§	Less than $.01 per share.
10	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010
ALL-ASSET MODERATE STRATEGY FUND
OBJECTIVE: To primarily seek growth of capital and, secondarily, to seek preservation of capital.
Inception: October 27, 2006
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

RVT — U.S. Long Short Momentum Fund	18.9%
SBL Fund — Series E (U.S. Intermediate Bond Series)	16.5%
RSF — Equity Market Neutral Fund — Class-H	10.1%
RSF — Global 130/30 Strategy Fund — Class-H	6.6%
SBL Fund — Series Y (Select 25 Series)	5.2%
SBL Fund — Series B (Large Cap Value Series)	5.1%
RSF — S&P 500 Fund — Class-H	4.8%
RVT — Government Long Bond 1.2x Strategy Fund	4.7%
RSF — Long Short Interest Rate Strategy Fund — Class-H	4.0%
SBL Fund — Series D (Global)	2.9%

Top Ten Total	78.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 ALL-ASSET MODERATE STRATEGY FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS(a)†† - 97.1%
RVT — U.S. Long Short Momentum Fund	393,958	$4,152,315
SBL Fund — Series E (U.S. Intermediate Bond Series)	284,325	3,636,521
RSF — Equity Market Neutral Fund — Class-H	93,063	2,213,966
RSF — Global 130/30 Strategy
Fund — Class-H	175,960	1,458,708
SBL Fund — Series Y (Select 25 Series)	144,582	1,140,752
SBL Fund — Series B (Large Cap Value Series)	54,247	1,128,342
RSF — S&P 500 Fund — Class-H	51,004	1,044,563
RVT — Government Long Bond 1.2x Strategy Fund	133,092	1,032,791
RSF — Long Short Interest Rate Strategy Fund — Class-H*	35,158	878,958
SBL Fund — Series D (Global)	78,376	636,411
RSF — Event Driven and Distressed Strategies Fund — Class-H*	23,597	589,930
RVT — Managed Futures Strategy Fund*	20,573	451,572
SBL Fund — Series P (High Yield Series)	16,460	398,815
RSF — Russell 2000 Fund — Class-H*	18,596	384,377
SBL Fund — Series V (Mid Cap Value Series)	7,470	355,643
SBL Fund — Series J (Mid Cap Growth Series)	15,210	349,686
RVT — Commodities Strategies Fund	30,133	332,970
RSF — Alternative Strategies Fund — Class-H*	11,767	294,164
RSF — Long Short Equity Strategy Fund — Class-H*	11,601	290,030
RSF — Long/Short Commodities Strategy Fund — Class-H*	5,702	158,105
SBL Fund — Series X (Small Cap Growth Series)*	10,947	155,992
SBL Fund — Series Q (Small Cap Value Series)	5,130	137,790

		MARKET
	SHARES	VALUE

RVT — Russell 2000 1.5x Strategy Fund*	6,244	$131,307
RVT — Real Estate Fund	783	17,379

Total Mutual Funds (Cost $20,583,870)		21,371,087

	FACE
	AMOUNT

REPURCHASE AGREEMENT(b)† - 2.9%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$631,919	631,919

Total Repurchase Agreement
(Cost $631,919)		631,919

Total Investments — 100.0% (Cost $21,215,789)		$22,003,006

Liabilities, Less Cash & Other Assets — (0.0)%		(2,553)

Total Net Assets — 100.0%		$22,000,453

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 5.

††	Affiliated Funds

(a)	Value determined based on Level 1 inputs — See Note 6.

(b)	Value determined based on Level 2 inputs — See Note 6.

RSF — Rydex Series Funds
RVT — Rydex Variable Trust
SBL — Security Benefit Life
12	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ALL-ASSET MODERATE STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investment securities in affiliated funds	$21,371,087
Repurchase agreement, at value	631,919

Total investments	22,003,006
Securities sold	4,428,580
Fund shares sold	361
Dividends	6

Total assets	26,431,953

Liabilities:
Securities purchased	4,428,580
Fund shares redeemed	2,920

Total liabilities	4,431,500

Net assets	$22,000,453

Net assets consist of:
Paid in capital	25,601,503
Undistributed net investment income	242,863
Accumulated net realized loss on sale of investments	(4,631,130)
Net unrealized appreciation in value of investments	787,217

Net assets	22,000,453

Capital shares outstanding	981,842

Net asset value per share	$22.41

Investments, at cost	$20,583,870
Repurchase agreement, at cost	631,919

Total cost	$21,215,789
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

Investment Income:
Dividends from affiliated funds	$8,412
Interest	548

Total investment income	8,960

Expenses:
Custody fees	10

Total expenses	10

Net investment income	8,950

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(73,374)

Net realized loss	(73,374)

Net unrealized appreciation (depreciation)
during the period on:
Investments	(765,180)

Net unrealized depreciation	(765,180)

Net loss	(838,554)

Net decrease in net assets resulting from operations	$(829,604)

See Notes to Financial Statments.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

 ALL-ASSET MODERATE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (decrease) in net assets from operations:
Net investment income	$8,950	$223,210
Net realized loss during the year or period on investments	(73,374)	(1,041,679)
Net unrealized appreciation (depreciation) during the year or period on investments	(765,180)	2,598,977

Net increase (decrease) in net assets resulting from operations	(829,604)	1,780,508

Distributions to shareholders from:
Net investment income	—	(300)

Total distributions to shareholders	—	(300)

Capital share transactions:
Proceeds from sale of shares	10,842,976	7,161,809
Distributions reinvested	—	300
Cost of shares redeemed	(6,688,773)	(10,107,134)

Net increase (decrease) from capital share transactions	4,154,203	(2,945,025)

Net increase (decrease) in net assets	3,324,599	(1,164,817)
Net assets:
Beginning of year or period	18,675,854	19,840,671

End of year or period	$22,000,453	$18,675,854

Undistributed net investment income at end of year or period	$242,863	$233,913

Capital share activity:
Shares sold	464,678	341,296
Shares reinvested	—	13
Shares redeemed	(286,835)	(492,072)
14	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,	December 31,		December 31,	December 31,	December 31
	2010[a]	2009		2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$23.23	$20.78		$25.96	$25.01	$25.00

Income (loss) from investment operations:
Net investment income[c]	.01	.26		.47	.36	1.35
Net gain (loss) on securities (realized and unrealized)	(.83)	2.19		(5.04)	1.27	(.61)

Total from investment operations	(.82)	2.45		(4.57)	1.63	.74

Less distributions:
Dividends from net investment income[f]	—	(—	)§	(.44)	(.22)	(.72)
Distributions from realized gains[f]	—	—		(.17)	(.46)	(.01)

Total distributions	—	(—	)§	(.61)	(.68)	(.73)

Net asset value, end of period	$22.41	$23.23		$20.78	$25.96	$25.01

Total Return[d]	(3.53% )	11.79%		(17.58% )	6.56%	2.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,000	$18,676		$19,841	$14,285	$3,508

Ratios to average net assets:
Net investment income	0.10%	1.25%		1.99%	1.36%	28.35% [g]
Total expenses[e]	0.00%	0.00%		0.00%	0.01%	—

Portfolio turnover rate	102%	256%		232%	269%	20%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 27, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information does not include expenses of underlying funds in which the Funds invest.

[f]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[g]	Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

§	Less than $.01 per share.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

FUND PROFILE (Unaudited)
June 30, 2010
ALL-ASSET AGGRESSIVE STRATEGY FUND
OBJECTIVE: To primarily seek growth of capital.
Inception: October 27, 2006
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

RVT — U.S. Long Short Momentum Fund	17.5%
SBL Fund — Series E (U.S. Intermediate Bond Series)	16.6%
SBL Fund — Series Y (Select 25 Series)	8.6%
SBL Fund — Series B (Large Cap Value Series)	8.5%
RSF — Equity Market Neutral Fund — Class-H	7.9%
RSF — S&P 500 Fund — Class-H	6.1%
RSF — Global 130/30 Strategy Fund — Class-H	5.2%
RSF — Long Short Interest Rate Strategy Fund — Class-H	3.5%
SBL Fund — Series D (Global)	3.2%
SBL Fund — Series J (Mid Cap Growth Series)	2.6%

Top Ten Total	79.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 ALL-ASSET AGGRESSIVE STRATEGY FUND

		MARKET
	SHARES	VALUE

MUTUAL FUNDS(a)†† - 95.1%
RVT — U.S. Long Short Momentum Fund	122,013	$1,286,014
SBL Fund — Series E (U.S. Intermediate Bond Series)	95,624	1,223,025
SBL Fund — Series Y (Select 25 Series)	80,461	634,837
SBL Fund — Series B (Large Cap Value Series)	30,159	627,298
RSF — Equity Market Neutral Fund — Class-H	24,529	583,538
RSF — S&P 500 Fund — Class-H	21,882	448,133
RSF — Global 130/30 Strategy Fund — Class-H	45,725	379,062
RSF — Long Short Interest Rate Strategy Fund — Class-H*	10,370	259,253
SBL Fund — Series D (Global)	29,270	237,676
SBL Fund — Series J (Mid Cap Growth Series)	8,452	194,308
SBL Fund — Series V (Mid Cap Value Series)	4,038	192,234
RSF — Event Driven and Distressed Strategies Fund — Class-H*	6,017	150,425
RVT — Managed Futures Strategy Fund*	5,103	112,011
RVT — Russell 2000 1.5x Strategy Fund*	4,928	103,644
RSF — Russell 2000 Fund — Class-H*	4,769	98,567
SBL Fund — Series X (Small Cap Growth Series)*	6,834	97,380
SBL Fund — Series Q (Small Cap Value Series)	3,541	95,111
RSF — Alternative Strategies Fund — Class-H*	3,072	76,792
RSF — Long Short Equity Strategy Fund — Class-H*	3,050	76,250
RVT — Commodities Strategies Fund	5,045	55,750
RSF — Long/Short Commodities Strategy Fund — Class-H*	1,604	37,841
RVT — Nova Fund	642	34,906
RSF — Real Estate Fund	626	14,421

Total Mutual Funds (Cost $6,747,223)		7,018,476

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENT(b)† - 4.7%
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	$345,589	$345,589

Total Repurchase Agreement (Cost $345,589)		345,589

Total Investments — 100.0% (Cost $7,092,812)		$7,364,065

Liabilities, Less Cash & Other Assets — (0.0)%		(259)

Total Net Assets — 100.0%		$7,363,806

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 5.

††	Affiliated Funds

(a)	Value determined based on Level 1 inputs — See Note 6.

(b)	Value determined based on Level 2 inputs — See Note 6.

RSF — Rydex Series Funds RVT — Rydex Variable Trust SBL — Security Benefit Life
See Notes to Financial Statments.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	17

 ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investment securities in affiliated funds, at value	$7,018,476
Repurchase agreement, at value	345,589

Total investments	7,364,065
Securities sold	1,174,633

Total assets	8,538,698

Liabilities:
Securities purchased	1,174,633
Fund shares redeemed	259

Total liabilities	1,174,892

Net Assets	$7,363,806

Net assets consist of:
Paid in capital	8,854,795
Undistributed net investment income	46,371
Accumulated net realized loss on sale of investments	(1,808,613)
Net unrealized appreciation in value of investments	271,253

Net assets	7,363,806

Capital shares outstanding	356,632

Net asset value per share	$20.65

Investments, at cost	$6,747,223
Repurchase agreement, at cost	345,589

Total cost	$7,092,812
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010

Investment Income:
Dividends from affiliated funds	$1,131
Interest	165

Total investment income	1,296

Expenses:
Custody fees	33

Total expenses	33

Net investment income	1,263

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	96,982

Net realized gain	96,982

Net unrealized appreciation (depreciation) during the period on:
Investments	(435,013)

Net unrealized depreciation	(435,013)

Net loss	(338,031)

Net decrease in net assets resulting from operations	$(336,768)

18	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,263	$40,501
Net realized gain (loss) during the year or period on investments	96,982	(205,289)
Net unrealized appreciation (depreciation) during the year or period on investments	(435,013)	1,423,485

Net increase (decrease) in net assets resulting from operations	(336,768)	1,258,697

Distributions to shareholders from:
Net investment income	—	(125)

Total distributions to shareholders	—	(125)

Capital share transactions:
Proceeds from sale of shares	2,216,263	5,220,666
Distributions reinvested	—	125
Cost of shares redeemed	(2,489,427)	(5,141,187)

Net increase (decrease) from capital share transactions	(273,164)	79,604

Net increase (decrease) in net assets	(609,932)	1,338,176
Net assets:
Beginning of year or period	7,973,738	6,635,562

End of year or period	$7,363,806	$7,973,738

Undistributed net investment income at end of year or period	$46,371	$45,108

Capital share activity:
Shares sold	101,416	277,849
Shares reinvested	—	6
Shares redeemed	(115,479)	(272,291)
See Notes to Financial Statments.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

 ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31
	2010[a]		2009		2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$21.51		$18.17		$25.21	$24.48	$25.00

Income (loss) from investment operations:
Net investment income[c]	—	§	.11		.25	.29	1.85
Net gain (loss) on securities (realized and unrealized)	(.86)		3.23		(6.57)	1.32	(1.10)

Total from investment operations	(.86)		3.34		(6.32)	1.61	.75

Less distributions:
Dividends from net investment income[f]	—		(—	)§	(.24)	(.17)	(1.24)
Distributions from realized gains[f]	—		—		(.48)	(.71)	(.03)

Total distributions	—		(—	)§	(.72)	(.88)	(1.27)

Net asset value, end of period	$20.65		$21.51		$18.17	$25.21	$24.48

Total Return[d]	(4.00%	)	18.38%		(25.04% )	6.64%	3.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,364		$7,974		$6,636	$6,874	$542

Ratios to average net assets:
Net investment income	0.03%		0.56%		1.11%	1.12%	39.87% [g]
Total expenses[e]	0.00%		0.00%		0.00%	0.01%	—

Portfolio turnover rate	99%		307%		308%	300%	34%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 27, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information does not include expenses of underlying funds in which the Funds invest.

[f]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[g]	Income ratios for the year ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future class performance, and are annualized.

§	Less than $.01 per share.
20	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares (no par value). The Trust offers shares of its Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2010, the Trust consisted of fifty-eight separate Funds. This report covers the Asset Allocation Funds (the “Funds”), while the other Funds are contained in separate reports.
Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of funds within the same group of affiliated investment companies; the SGI Funds, which are advised by Security Investors, LLC and Security Global Investors, LLC (collectively, “Security Global Investors”), the Rydex family of mutual funds (the “underlying funds”) and in exchange-traded funds (“ETFs”) instead of in individual securities. Rydex Investments is an indirect subsidiary of and Security Global Investors is a direct subsidiary of Security Benefit Corporation.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The underlying funds are valued at their Net Asset Value (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price. Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may also purchase American Depository Receipts, U.S. Government securities, Commercial Paper, and enter into repurchase agreements.
E. Throughout the normal course of business, the Funds and the underlying funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
A short sale is a transaction in which an underlying fund sells an equity or fixed income security it does not own. If the security sold short goes down in price between the time the underlying fund sells the security and closes its short position, that underlying fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, that underlying fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that an underlying fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that an underlying fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that an underlying fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured securities are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes an underlying fund invests in which may make it difficult for that underlying fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, an underlying fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the underlying funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. An underlying fund may enter into credit default swaps in which that underlying fund or its counterparty act as guarantors. By acting as the guarantor of a swap, that underlying fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the underlying funds are required to maintain collateral in various forms. The underlying funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each underlying fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Fees And Other Transactions With Affiliates
Rydex Investments manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay Rydex Investments a management fee. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

22	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005-2009), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The Funds’ tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain (Loss)
All-Asset Conservative Strategy Fund	$8,785,822	$387,202	$(98,677)	$288,525
All-Asset Moderate Strategy Fund	21,919,853	725,390	(666,285)	59,105
All-Asset Aggressive Strategy Fund	7,382,850	129,353	(115,578)	13,775
5.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
Credit Suisse Group	0.01% due 07/01/10	$69,029,426	$69,029,426	$69,029,503

			$69,029,426	$69,029,503

At June 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Date	Rate	Par Value	Market Value
U.S. Treasury Notes	02/29/12 – 04/15/13	0.88% – 1.75%	$68,993,500	$70,414,322

				$70,414,322

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Assets
All-Asset Conservative Strategy Fund	$8,117,871	$990,881	$ —	$9,108,752
All-Asset Moderate Strategy Fund	21,371,087	631,919	—	22,003,006
All-Asset Aggressive Strategy Fund	7,018,476	345,589	—	7,364,065
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
7.    Securities Transactions
During the period ended June 30, 2010 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	All-Asset	All-Asset	All-Asset
	Conservative Strategy Fund	Moderate Strategy Fund	Aggressive Strategy Fund
Purchases	$8,188,774	$22,484,560	$7,219,192
Sales	$7,582,039	$18,076,736	$7,642,318
24	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

8.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding should not exceed 33 1/3% of the market value of the assets of securities belonging to a Fund on any given day. This line of credit expires on June 15, 2011. At June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
9.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Variable Trust and Rydex Advisors II, LLC. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
All-Asset Conservative Strategy Fund	290,752	1,604	70,339
All-Asset Moderate Strategy Fund	612,500	6,520	85,687
All-Asset Aggressive Strategy Fund	283,813	2,454	7,960
At a special meeting of shareholders held on May 21, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

	Shares	Shares	Shares
Fund	For	Against	Abstained
All-Asset Conservative Strategy Fund	277,377	5,631	79,687
All-Asset Moderate Strategy Fund	589,285	11,028	104,394
All-Asset Aggressive Strategy Fund	281,582	1,523	11,123
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
26	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
28	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	29

JUNE 30, 2010
RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT
DWA FLEXIBLE ALLOCATION FUND
DWA SECTOR ROTATION FUND

1

This Report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

DWA FLEXIBLE ALLOCATION FUND	6

DWA SECTOR ROTATION FUND	11

NOTES TO FINANCIAL STATEMENTS	16

OTHER INFORMATION	22

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	23
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
2	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,
Michael Byrum
President & Chief Investment Officer
*Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
June 30, 2010
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)
June 30, 2010

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2009	June 30, 2010	Period[2]

Table 1. Based on actual Fund return[3]

DWA Flexible Allocation Fund[4]	1.79%	(11.52)%	$1,000.00	$884.80	$2.91
DWA Sector Rotation Fund[4]	1.79%	(15.92)%	1,000.00	840.80	2.84

Table 2. Based on hypothetical 5% return (before expenses)

DWA Flexible Allocation Fund[4]	1.79%	5.00%	1,000.00	1,015.92	8.95
DWA Sector Rotation Fund[4]	1.79%	5.00%	1,000.00	1,015.92	8.95

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by number of days in the current fiscal year. Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period April 28, 2010 to June 30, 2010.

[4]	Since the commencement of operations: April 28, 2010.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	5

FUND PROFILE (Unaudited)
June 30, 2010

DWA FLEXIBLE ALLOCATION FUND
OBJECTIVE: Seeks to provide capital appreciation with capital preservation as a secondary objective.
Inception: April 28, 2010
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Holdings (% of Total Net Assets)

Vanguard REIT ETF	7.6%
iShares S&P SmallCap 600
Growth Index Fund	7.3%
iShares S&P MidCap 400
Growth Index Fund	7.3%
iShares S&P MidCap 400
Value Index Fund	7.1%
iShares Cohen & Steers Realty Majors Index Fund	7.0%
iShares S&P SmallCap 600
Value Index Fund	6.9%
iShares Dow Jones
Transportation Average
Index Fund	6.9%
Vanguard Consumer
Discretionary ETF	6.9%
Consumer Discretionary Select Sector SPDR Fund	6.8%

Grand Total	63.8%

“Holdings” exclude any temporary cash or derivative investments.

6	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 DWA FLEXIBLE ALLOCATION FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS(a) – 63.8%
INDEX FUNDS – 28.6%
iShares S&P SmallCap 600 Growth Index Fund	15,380	$875,737
iShares S&P MidCap 400 Growth Index Fund	11,354	872,896
iShares S&P MidCap 400 Value Index Fund	13,305	852,984
iShares S&P SmallCap 600 Value Index Fund	14,611	835,895

Total Index Funds		3,437,512

REAL ESTATE – 14.6%
Vanguard REIT ETF	19,700	915,853
iShares Cohen & Steers Realty Majors Index Fund	15,261	837,981

Total Real Estate		1,753,834

CONSUMER DISCRETIONARY – 13.7%
Vanguard Consumer Discretionary ETF	17,924	832,480
Consumer Discretionary Select Sector SPDR Fund	28,104	818,670

Total Consumer Discretionary		1,651,150

TRANSPORTATION – 6.9%
iShares Dow Jones Transportation Average Index Fund	11,532	834,456

Total Exchange Traded Funds
(Cost $8,369,683)		7,676,952

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† – 32.6%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$800,391	$800,391
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	800,391	800,391
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	800,391	800,391
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	800,391	800,391
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	724,056	724,056
Total Repurchase Agreements
(Cost $3,925,620)		3,925,620

Total Investments – 96.4%
(Cost $12,295,303)		$11,602,572

Cash & Other Assets,
Less Liabilities – 3.6%		$436,611

Total Net Assets – 100.0%		$12,039,183

†	Repurchase Agreements — See Note 5.

(a)	Value determined based on Level 1 inputs — See Note 6.

(b)	Value determined based on Level 2 inputs — See Note 6.

REIT — Real Estate Investment Trust
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	7

 DWA FLEXIBLE ALLOCATION FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at Value	$7,676,952
Repurchase Agreements, at Value	3,925,620

Total Investments	11,602,572
Fund Shares Sold	1,020,419

Total Assets	12,622,991

Liabilities:
Securities Purchased	568,938
Management Fees	8,016
Custodian Fees	264
Transfer Agent/Maintenance Fees	2,004
Distribution and Service Fees	2,004
Portfolio Accounting Fees	802
Other	1,780

Total Liabilities	583,808

Net Assets	$12,039,183

Net assets consist of:
Paid In Capital	12,949,185
Undistributed Net Investment Income	9,326
Accumulated Net Realized Loss on Sale of Investments	(226,597)
Net Unrealized Depreciation in Value of Investments	(692,731)

Net Assets	$12,039,183

Capital Shares Outstanding	544,372

Net Asset Value Per Share	$22.12

Investments, at Cost	$8,369,683
Repurchase Agreements, at Cost	3,925,620

Total Cost	$12,295,303
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010†

Investment Income:
Dividends	$28,857
Interest	713

Total Investment Income	29,570

Expenses:
Management Fees	11,303
Transfer Agent and Administrative Fees	2,826
Distribution and Service Fees	2,826
Portfolio Accounting Fees	1,130
Trustees’ Fees*	29
Miscellaneous	2,130

Total Expenses	20,244

Net Investment Income	9,326

Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) During the Period on:
Investment Securities	(226,597)

Net Realized Loss	(226,597)

Net Unrealized Appreciation (Depreciation)
During the Period on:
Investment Securities	(692,731)

Net Unrealized Depreciation	(692,731)

Net Loss	(919,328)

Net Decrease In Net Assets Resulting From Operations	$(910,002)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

†	Since the commencement of operations: April 28, 2010.

8	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 DWA FLEXIBLE ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30,
2010 *
(Unaudited)

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$9,326
Net Realized Loss During the Period on Investments	(226,597)
Net Unrealized Depreciation During the Period on Investments	(692,731)

Net Decrease In Net Assets Resulting From Operations	(910,002)

DISTRIBUTIONS TO SHAREHOLDERS	—

Capital Share Transactions:
Proceeds from sale of shares	13,109,946
Cost of shares redeemed	(160,761)

Net Increase From Capital Share Transactions	12,949,185

Net Increase In Net Assets	12,039,183
Net Assets:
Beginning of Period	—

End of Period	$12,039,183

Undistributed Net Investment Income at End of Period	$9,326

Capital Share Activity:
Shares Sold	551,148
Shares Redeemed	(6,776)

*	Since the commencement of operations: April 28, 2010.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	9

 DWA FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended
	June 30,
	2010	[a]
Per Share Data
Net Asset Value, Beginning of Period	$25.00

Income (Loss) From Investment Operations:
Net Investment Income[b]	.03
Net Loss on Securities (Realized and Unrealized)		(2.91)

Total from Investment Operations		(2.88)

Net Asset Value, End of Period	$22.12

Total Return[c]	(11.52%	)

Ratios/Supplemental Data
Net Assets, End of Period (in Thousands)	$12,039

Ratios to Average Net Assets:
Net Investment Income	0.83%
Total Expenses[d]	1.79%

Portfolio Turnover Rate	126%

[a]	Unaudited and since commencement of operations: April 28, 2010.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information does not include expenses of the underlying funds in which the Funds invest.
10	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

DWA SECTOR ROTATION FUND
OBJECTIVE: Seeks to provide long-term capital appreciation.
Inception: April 28, 2010
Industry Diversification (Market Exposure as % of Net Assets)
“Industry Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings (% of Total Net Assets)

iShares Dow Jones US Real Estate Index Fund	10.7%
iShares Cohen & Steers Realty Majors Index Fund	10.7%
SPDR Dow Jones REIT ETF	10.7%
SPDR S&P Retail ETF	10.7%
SPDR S&P Pharmaceuticals ETF	10.2%
Powershares Dynamic Leisure & Entertainment Portfolio	9.5%
SPDR S&P Metals & Mining ETF	8.8%
PowerShares Dynamic Consumer Discretionary Sector Portfolio	8.8%
PowerShares Dynamic Healthcare
Services Portfolio	8.1%
PowerShares Dynamic Energy Exploration & Production Portfolio	8.0%

Top Ten Total	96.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 DWA SECTOR ROTATION FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS(a) – 96.4%
REAL ESTATE – 32.1%
iShares Dow Jones US Real Estate Index Fund	61,120	$2,885,475
iShares Cohen & Steers Realty Majors Index Fund	52,242	2,868,608
SPDR Dow Jones REIT ETF	56,132	2,863,293

Total Real Estate		8,617,376

RETAIL – 10.7%
SPDR S&P Retail ETF	80,239	2,856,508

PHARMACEUTICALS – 10.2%
SPDR S&P Pharmaceuticals ETF	70,754	2,738,180

LEISURE – 9.5%
Powershares Dynamic Leisure & Entertainment Portfolio	182,917	2,538,888

CONSUMER DISCRETIONARY – 9.0%
PowerShares Dynamic Consumer Discretionary Sector Portfolio	118,250	2,341,350
PowerShares S&P SmallCap Consumer Discretionary Portfolio	3,000	66,030

Total Consumer Discretionary		2,407,380

METALS & MINERALS – 8.8%
SPDR S&P Metals & Mining ETF	51,631	2,359,020

HEALTH CARE SERVICES – 8.1%
PowerShares Dynamic Healthcare Services Portfolio	109,400	2,160,650

ENERGY – 8.0%
PowerShares Dynamic Energy Exploration & Production Portfolio	130,450	2,135,467

Total Exchange Traded Funds
(Cost $28,314,679)		25,813,469

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b)† – 2.8%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$155,403	$155,403
Morgan Stanley issued 06/30/10 at 0.01% due 07/01/10	155,403	155,403
Mizuho Financial Group, Inc. issued 06/30/10 at 0.00% due 07/01/10	155,403	155,403
HSBC Group issued 06/30/10 at 0.00% due 07/01/10	155,403	155,403
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	140,582	140,582

Total Repurchase Agreements
(Cost $762,194)		762,194

Total Investments – 99.2%
(Cost $29,076,873)		$26,575,663

Cash & Other Assets, Less Liabilities – 0.8%		203,559

Total Net Assets – 100.0%		$26,779,222

†	Repurchase Agreements — See Note 5.

(a)	Value determined based on Level 1 inputs — See Note 6.

(b)	Value determined based on Level 2 inputs — See Note 6.

REIT — Real Estate Investment Trust
12	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 DWA SECTOR ROTATION FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

ASSETS:
Investments, at Value	$25,813,469
Repurchase Agreements, at Value	762,194

Total Investments	26,575,663
Fund Shares Sold	242,781

Total Assets	26,818,444

LIABILITIES:
Management Fees	21,214
Custodian Fees	700
Transfer Agent/Maintenance Fees	5,303
Distribution and Service Fees	5,303
Portfolio Accounting Fees	2,122
Other	4,580

Total Liabilities	39,222

NET ASSETS	$26,779,222

NET ASSETS CONSIST OF:
Paid In Capital	$29,961,666
Undistributed Net Investment Income	46,917
Accumulated Net Realized Loss on Sale of Investments	(728,151)
Net Unrealized Depreciation In Value of Investments	(2,501,210)

NET ASSETS	$26,779,222

CAPITAL SHARES OUTSTANDING	1,274,101

NET ASSET VALUE PER SHARE	$21.02

Investments, at Cost	$28,314,679
Repurchase Agreements, at Cost	762,194

Total Cost	$29,076,873
STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2010†

INVESTMENT INCOME:
Dividends	$98,028
Interest	897

Total Investment Income	98,925

EXPENSES:
Management Fees	29,037
Transfer Agent and Administrative Fees	7,259
Distribution and Service Fees	7,259
Portfolio Accounting Fees	2,904
Trustees’ Fees*	66
Miscellaneous	5,483

Total Expenses	52,008

Net Investment Income	46,917

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net Realized Gain (Loss) During the Period on:
Investment Securities	(728,151)

Net Realized Loss	(728,151)

Net Unrealized Appreciation (Depreciation)
During the Period on:
Investment Securities	(2,501,210)

Net Unrealized Depreciation	(2,501,210)

Net Loss	(3,229,361)

Net Decrease In Net Assets Resulting From Operations	$(3,182,444)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a) (19) of the 1940 Act.

†	Since the commencement of operations: April 28, 2010.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	13

 DWA SECTOR ROTATION FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30,
2010 *
(Unaudited)

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$46,917
Net Realized Loss During the Period on Investments	(728,151)
Net Unrealized Depreciation During the Period on Investments	(2,501,210)

Net Decrease In Net Assets Resulting From Operations	(3,182,444)

DISTRIBUTION TO SHAREHOLDERS	—

Capital Share Transactions:
Proceeds from sale of shares	30,349,769
Cost of shares redeemed	(388,103)

Net Increase From Capital Share Transactions	29,961,666

Net Increase in Net Assets	26,779,222
Net Assets:
Beginning of Period	—

End of Period	$26,779,222

Undistributed Net Investment Income at End of Period	$46,917

Capital Share Activity:
Shares Sold	1,290,960
Shares Redeemed	(16,859)

*	Since the commencement of operations: April 28, 2010.
14	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 DWA SECTOR ROTATION FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended
	June 30,
	2010	[a]

Per Share Data
Net Asset Value, Beginning of Period	$25.00

Income (Loss) From Investment Operations:
Net Investment Income[b]	.06
Net Loss on Securities (Realized and Unrealized)		(4.04)

Total From Investment Operations		(3.98)

Net Asset Value, End of Period	$21.02

Total Return[c]	(15.92%	)

Ratios/Supplemental Data
Net Assets, End of Period (in Thousands)	$26,779

Ratios to Average Net Assets:
Net Investment Income	1.62%
Total Expenses[d]	1.79%

Portfolio Turnover Rate	120%

[a]	Unaudited and since commencement of operations: April 28, 2010.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information does not include expenses of the underlying funds in which the Funds invest.
See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares (no par value). The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2010, the Trust consisted of fifty-eight separate Funds. This report covers the Dorsey, Wright & Associates, Inc. (“DWA”) Funds (the “Funds”), while the other funds are contained in separate reports.
Each Fund, a “fund of funds,” seeks to achieve its investment objective by investing primarily in a portfolio of exchange-traded funds (“ETFs”) or other exchange-traded products (“ETPs”) to allocate its investment exposure to market segments including domestic equity, international equity, fixed income and alternative assets.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Rydex Investments makes investment decisions for the assets of the Funds based on investment management strategies generated by the Fund’s sub-advisor, and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises Rydex Investments and establishes policies that Rydex Investments must follow in its day-to-day management activities.
DWA serves as investment sub-advisor and is responsible, subject to the supervision and control of Rydex Investment and the Trust’s Board, for the purchase, retention and sale of securities in the Funds’ investment portfolios.
Significant Accounting Policies
The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every Fund in the Trust.
A. Open-ended investment companies (“Mutual Funds”) are valued at their Net Asset Value (the “NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. ETFs and closed-end investment companies (“closed-end funds”) are valued at the last quoted sales price.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. Debt securities with a maturity greater than 60 days from origination are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities, if any, with a maturity date of 60 days or less are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in funds are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
E. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of their investment strategies, the Funds, as well as the underlying funds they invest in, may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.
The Funds are subject to a fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.
In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying funds, the Fund’s investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.
The Funds may invest to a significant extent in shares of ETFs to gain exposure to its investment objective. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETPs that are not registered pursuant to the Investment Company Act of 1940. Such ETPs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, structured notes, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annual percentage rate of 1.00% of the average daily net assets of each Fund.
Rydex Investments pays the Sub-Advisor out of the advisory fees it receives. In addition, Rydex Investments bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with Rydex Investments. Rydex Investments may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests.
Rydex Investments provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.
Rydex Investments also provides accounting services to the Funds calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds.

18	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rydex Investments engages external service providers to perform other necessary services for the Trust, such as auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.
The Trust has adopted a Distribution Plan for which the Distributor and other firms that provide shareholder services (“Service Providers”) may receive compensation.
The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.
The Board approved the use of a Distribution Plan for which the Distributor and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2010, this plan was not utilized.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
4.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal year 2010), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2010 the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Loss

DWA Flexible Allocation Fund	$12,377,315	$—	$(774,743)	$(774,743)
DWA Sector Rotation Fund	29,307,227	—	(2,731,564)	(2,731,564)
5.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The repurchase agreements executed by the joint account and outstanding as of June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.01% due 07/01/10	$69,029,426	$69,029,426	$69,029,503
UBS Financial Services, Inc.	0.01% due 07/01/10	65,000,000	65,000,000	65,000,072
Morgan Stanley	0.005% due 07/01/10	65,000,000	65,000,000	65,000,036
Mizuho Financial Group, Inc.	0.00% due 07/01/10	65,000,000	65,000,000	65,000,000
HSBC Group	0.00% due 07/01/10	65,000,000	65,000,000	65,000,000

			$329,029,426	$329,029,611

As of June 30, 2010, the collateral for the repurchase agreements was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Notes	02/29/12 – 05/31/16	0.88% – 3.38%	$181,717,700	$185,853,306
U.S. Treasury Bonds	02/15/38 – 05/15/40	4.38%	88,388,600	96,510,337
U.S. TIP Note	4/15/11	2.38%	47,455,000	53,256,151

				$335,619,794

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A threetier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total

Assets
DWA Flexible Allocation Fund	$7,676,952	$3,925,620	$—	$11,602,572
DWA Sector Rotation Fund	25,813,469	762,194	—	26,575,663
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
20	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
7.    Securities Transactions
During the period ended June 30, 2010 purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	DWA Flexible	DWA Sector
	Allocation Fund	Rotation Fund

Purchases	$13,736,856	$47,361,366
Sales	$5,140,576	$18,318,534
8.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
9.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	21

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
22	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
24	|	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	|	25

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9601 Blackwell Road, Suite 500
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVADWA-SEMI-0610x1210

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)     Based on their evaluation on September 3, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Advisors II, LLC (“RA II” or the “Advisor”), the investment advisor and manager of the Trust, or Rydex Distributors, LLC. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RA II on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RA II, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RA II’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Richard M. Goldman, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2010	/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Variable Trust;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2010
/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

EX. 12(b)(i)
CERTIFICATION
I, Richard M. Goldman, President of Rydex Variable Trust (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 3, 2010

/s/ Richard M. Goldman
Richard M. Goldman,
President

EX. 12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Variable Trust (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 3, 2010

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	September 3, 2010

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	September 3, 2010

* Print the name and title of each signing officer under his or her signature.